UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21357

Franklin Limited Duration Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Semiannual Report
Franklin Limited
Duration Income
Trust
June 30, 2026
Not FDIC Insured No Bank Guarantee May Lose Value
.
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Managed Distribution Policy : The Board has implemented a managed distribution plan whereby the Fund will distribute a level distribution amount to shareholders. The Fund intends to make monthly distributions to shareholders at the fixed rate of $0.0615 per share. Management will generally distribute amounts necessary to satisfy the Fund's plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund's common shares, but there is no assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund's investment performance from the amount of the Fund's distributions or from the terms of the
Fund's managed distribution plan.
The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of the current distribution or from the terms of the Fund’s Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.
Please see the "Important Information to Shareholders" section for additional information.

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 4
Financial Highlights and Schedule of Investments 6
Financial Statements 124
Notes to Financial Statements 128
Important Information to Shareholders 139
Annual Meeting of Shareholders 140
Dividend Reinvestment and Cash Purchase Plan 141
Shareholder Information 143
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

2
franklintempleton.com
Semiannual Report
Franklin Limited Duration Income Trust
Dear Shareholder,
This semiannual report for Franklin Limited Duration Income
Trust covers the period ended June 30, 2026.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide high current income, with a
secondary objective of capital appreciation to the extent
possible and consistent with the Fund’s primary objective,
through a portfolio consisting primarily of high-yield corporate bonds, floating-rate corporate loans and mortgage-backed
and other asset-backed securities. We invest in a diversified mix of fixed income securities, primarily high-yield corporate bonds, senior secured floating-rate corporate loans, and
mortgage-backed and other asset-backed securities. The
Fund may also invest a portion in marketplace loans. Our
top-down analysis of macroeconomic trends combined with a
bottom-up analysis of market sectors, industries and issuers drives our investment process. We seek to maintain a limited duration, or interest-rate sensitivity, to moderate the impact that fluctuating interest rates might have on the Fund’s fixed income portfolio. Within the corporate bond and corporate
loan sectors, we seek securities trading at reasonable
valuations from issuers with characteristics such as strong
market positions, stable cash flows, reasonable capital
structures, supportive asset values, strong sponsorship
and improving credit fundamentals. In the mortgage- and
other asset-backed securities sector, we look to capture
an attractive income stream and total return through our
analysis of security prepayment assumptions, potential
pricing inefficiencies and underlying collateral characteristics.
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of +1.70% based on net asset value and
+0.14% based on market price. The Fund’s benchmark,
the blended 1/3 ICE BofA US High Yield Constrained + 1/3
Morningstar LSTA US Leveraged Loan + 1/3 Bloomberg
U.S. Mortgage-Backed Securities (MBS) Index, posted
a +1.41% cumulative total return.
1
Individually, the ICE
BofA US High Yield Constrained Index, which measures
the performance of USD-denominated, noninvestment
grade, fixed rate and taxable corporate bonds, posted a
+1.89% cumulative total return.
2
The Morningstar LSTA
US Leveraged Loan Index, which is designed to reflect
the performance of the largest facilities in the leveraged
loan market, posted a +1.31% cumulative total return.

The
Bloomberg U.S. Mortgage-Backed Securities (MBS) Index,
which tracks the performance of fixed-rate agency mortgage-
backed pass-through securities guaranteed by Ginnie Mae
(GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC),
posted a 0.99% cumulative total return.

Over the period, net
asset value decreased from $6.62 per share on December
31, 2025, to $6.36 at period-end, and the market price
decreased from $6.15 to $5.79 at period-end. You can find
the Fund’s long-term performance data in the Performance
Summary on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
The Board has implemented a managed distribution plan
whereby the Fund distributes a level distribution amount
to shareholders. The Fund intends to make monthly
distributions to shareholders at the fixed rate of $0.0615
per share. Management will generally distribute amounts
necessary to satisfy the Fund’s plan and the requirements
prescribed by excise tax rules and Subchapter M of the
Portfolio Composition
6/30/26
% of Total
Investments
Corporate Bonds 40.5%
Senior Floating Rate Interests 24.6%
Mortgage-Backed Securities 14.3%
Marketplace Loans 12.2%
Asset-Backed Securities
*
5.5%
Other
†
0.3%
Short-Term Investments 2.6%
*
Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Factset. The Blended Benchmark was calculated internally.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
9
.

Franklin Limited Duration Income Trust
3
franklintempleton.com
Semiannual Report
Internal Revenue Code. The plan is intended to provide
shareholders with a consistent distribution each month
and is intended to narrow the discount between the market
price and the NAV of the Fund’s common shares, but there
is no assurance that the plan will be successful in doing
so. The Fund sends a Form 1099-DIV to shareholders
each calendar year describing how to report the Fund's
distributions for federal income tax purposes. Please see the
“Important Information to Shareholders” section for additional information.
Thank you for your continued participation in Franklin Limited
Duration Income Trust. We look forward to serving your
future investment needs.
Sincerely,
Glenn I. Voyles, CFA
Justin Ma, CFA
Patrick A. Klein, Ph.D.
Jonathan G. Belk, CFA
Portfolio Management Team
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2026
Franklin Limited Duration Income Trust
4
franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/26
1,2
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
3
Average Annual Total Return

Based on
NAV
4
Based on
market price
5
Based on
NAV

Based on
market price
5
6-Month +1.70% +0.14% +1.70% +0.14%
1-Year +4.41% +1.72% +4.41% +1.72%
5-Year +15.18% +10.91% +2.87% +2.09%
10-Year +37.37% +47.64% +3.23% +3.97%
Symbol: FTF 6/30/26 12/31/25 Change
Net Asset Value (NAV) $6.36 $6.62 -$0.26
Market Price (NYSE) $5.79 $6.15 -$0.36
Distributions Per Share
(1/1/26–6/30/26)
Net Investment
Income
$0.3690
See page 5 for Performance Summary footnotes.

Franklin Limited Duration Income Trust
Performance Summary

franklintempleton.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepay-
ment and extension risks. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated.
1. Figures are for common shares. As of 06/30/26, the Fund had leverage in the amount of 32.18% of the Fund’s total portfolio. The Fund employs leverage through partic-
ipation in a Credit Facility and purchase of Mortgage Dollar Rolls. The use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-
term interest rates. Such increases/decreases in the cost of the Fund’s leverage may be offset by increased/decreased income from the Fund’s floating rate investments.
2. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
3. Total return calculations represent the cumulative and average annual changes in the value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Assumes reinvestment of distributions based on net asset value.
5. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Franklin Limited Duration Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.62 $6.94 $7.18 $7.06 $8.97 $9.43
Income from investment operations:
Net investment income
a
............. 0.28 0.57 0.64 0.65 0.62 0.52
Net realized and unrealized gains (losses) (0.17) (0.15) (0.14) 0.18 (1.46) (0.05)
Total from investment operations ........ 0.11 0.42 0.50 0.83 (0.84) 0.47
Less distributions from:
Net investment income .............. (0.37) (0.53) (0.51) (0.41) (0.57) (0.55)
Tax return of capital ................ — (0.21) (0.23) (0.30) (0.21) (0.38)
Total distributions ................... (0.37) (0.74) (0.74) (0.71) (0.78) (0.93)
Dilution effect of rights offering ......... — — — — (0.29)
b
—
Net asset value, end of period .......... $6.36 $6.62 $6.94 $7.18 $7.06 $8.97
Market value, end of period
c
........... $5.79 $6.15 $6.63 $6.22 $6.21 $9.09
Total return (based on net asset value per
share)
d
........................... 1.70% 6.31% 7.24% 12.36% (12.75)% 5.16%
Total return (based on market value per
share)
d
........................... 0.14% 4.11% 19.46% 12.17% (23.52)% 6.77%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 3.28% 3.68% 3.94% 4.07% 2.69% 1.76%
Expenses net of waiver and payments by
affiliates
f
.......................... 3.28% 3.66% 3.92% 4.06%
g
2.68%
g
1.75%
g
Net investment income ............... 8.67% 8.33% 9.00% 9.16% 8.16% 5.58%
Supplemental data
Net assets, end of period (000’s) ........ $257,160 $267,661 $280,401 $290,198 $285,319 $270,437
Portfolio turnover rate ................ 83.42% 125.39% 109.84% 104.86% 95.50% 107.66%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 40.07% 63.47% 52.23% 71.14% 52.93% 51.04%
Total credit facility and other financial
leverage outstanding at end of period
(000’s) ........................... $97,500 $97,500 $107,863 $109,652 $117,090 $116,359
Asset coverage per $1,000 of debt ...... $3,638 $3,745 $3,600 $3,647 $3,437 $3,324

Franklin Limited Duration Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Year Ended December 31, Year Ended
December 31,
2017
#
Year Ended March 31,
2020 2019 2018 2017 2016
Per common share operating
performance
(for a common share outstanding throughout
the year)
Net asset value, beginning of year ....... $10.00 $10.11 $12.32 $12.91 $12.38 $13.87
Income from investment operations:
Net investment income
a
............. 0.51 0.53 0.57 0.48 0.62 0.72
Net realized and unrealized gains (losses) (0.15) 0.39 (0.79) (0.03) 0.85 (1.41)
Dividends to preferred shareholders from
net investment income ............................... — — (0.06) (0.08) (0.07) (0.06)
Total from investment operations ........ 0.36 0.92 (0.28) 0.37 1.40 (0.75)
Less distributions to common shareholders
from:
Net investment income .............. (0.55) (0.58) (0.49) (0.43) (0.57) (0.74)
Tax return of capital ................ (0.38) (0.45) (0.68) (0.53) (0.36) —
Total distributions ................... (0.93) (1.03) (1.17) (0.96) (0.93) (0.74)
Repurchase of shares ................ — — — — 0.06 —
Dilution effect of rights offering ......... — — (0.76)
i
— — —
Net asset value, end of year ........... $9.43 $10.00 $10.11 $12.32 $12.91 $12.38
Market value, end of year
c
............. $9.42 $9.59 $9.02 $11.83 $11.97 $11.34
Total return (based on net asset value per
share)
d
........................... 4.26% 9.33% (9.07)% 4.71% 12.02% (5.44)%
Total return (based on market value per
share)
d
........................... 9.43% 18.34% (14.86)% 7.08% 14.07% (0.44)%
Ratios to average net assets applicable
to common shares
e,j
Expenses before waiver and payments by
affiliates
f
.......................... 1.86% 2.16% 1.73% 1.25% 1.35% 1.16%
Expenses net of waiver and payments by
affiliates
f,g
......................... 1.85% 2.15% 1.71% 1.23% 1.32% 1.16%
k
Net investment income ............... 5.51% 5.15% 4.97% 5.04% 4.83% 5.52%
Supplemental data
Net assets applicable to common shares,
end of year (000’s) .................. $284,199 $301,452 $304,804 $278,489 $291,875 $332,132
Portfolio turnover rate ................ 106.46% 113.49% 198.44% 168.28% 265.00% 270.16%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 60.46% 57.50% 63.84% 46.49% 93.00% 81.78%
Total credit facility and other financial
leverage outstanding at end of year (000’s) $111,505 $107,117 $90,000
l
$— $— $—
Asset coverage per preferred share ...... $— $— $—
m
$72,311 $74,809 $75,991
Liquidation preference per preferred share $— $— $—
m
$25,000 $25,000 $25,000
Asset coverage per $1,000 of debt ...... $3,549 $3,814 $4,387
l
$— $— $—

Franklin Limited Duration Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

#
For the period April 1, 2017 to December 31, 2017.
a
Based on average daily shares outstanding.
b
Represents the impact of Fund’s rights offering of 10,250,000 common shares in February 2022 as a subscription price per share based on a formula.
c
Based on the last sale on the NYSE American.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes expenses related to borrowings of 1.59%, 1.85%, 2.06%, 1.82%, 0.93%, 0.43%, 0.61%,1.01%, 0.43%, 0.02%, 0.01%, and 0.01% for the period ended June 30,
2026, and years ended December 31, 2025, 2024, 2023, 2022, 2021, 2020, 2019, 2018, 2017, March 31, 2017 and 2016, respectively.
g
Benefit of expense reduction rounds to less than 0.01%.
h
See Note 1(d) regarding mortgage dollar rolls.
i
Represents the impact of Fund’s rights offering of 7,534,709 common shares in October 2018 as a subscription price per share based on a formula.
j
Based on income and expenses applicable to both common and preferred shares.
k
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
l
Effective August 15, 2018, the Fund began participating in a credit facility.
m
Effective August 15, 2018, the Fund's preferred shares were liquidated.

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited), June 30, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.2%
Metals & Mining 0.0%
†
a
Petra Diamonds Ltd. ................................. South Africa 384,572 $ 42,760
Oil, Gas & Consumable Fuels 0.1%
a
Amplify Energy Corp. ................................ United States 281 1,119
Birch Permian Holdings, Inc. ........................... United States 20,307 118,288
California Resources Corp. ............................ United States 72 3,807
123,214
Pharmaceuticals 0.1%
a
Keenova Therapeutics plc ............................. United States 3,008 295,787
a
Par Health, Inc. ..................................... United States 3,008 20,775
316,562
Software 0.0%
†
a,b
DSG Topco, Inc. .................................... United States 1,755 658
Total Common Stocks (Cost $2,239,562) .....................................
483,194
Rights
Rights 0.0%
†
Diversified Telecommunication Services 0.0%
†
a
Altice France SA, 2/20/49 ............................. France 1,671 26,730
Total Rights (Cost $–) ......................................................
26,730
Warrants
Warrants 0.0%
Metals & Mining 0.0%
a,b
Petra Diamonds Ltd., 2/20/49 .......................... South Africa 187,787 —
Total Warrants (Cost $–) ....................................................
—
Principal
Amount
*
Corporate Bonds 59.3%
Aerospace & Defense 1.1%
c
Axon Enterprise, Inc. , Senior Note , 144A, 6.25% , 3/15/33 ..... United States 250,000 256,399
c
Bombardier, Inc. ,
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 85,000 88,159
Senior Note, 144A, 5.875%, 1/15/35 ................... Canada 660,000 663,268
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 1,050,000 1,051,700
c
TransDigm, Inc. ,
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 170,000 171,772
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 520,000 533,741
2,765,039
Automobile Components 1.6%
c,d
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 600,000 627,595
c
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 310,000 316,797
c,d
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........ United States 2,107,500 1,740,790
c
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 355,000 355,072
c,e
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 400,000 414,327
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 400,000 416,969

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
c,e
IHO Verwaltungs GmbH, (continued)
Senior Secured Note, 144A, PIK, 7.375%, 5/15/33 ......... Germany 200,000 $ 208,071
4,079,621
Automobiles 0.4%
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 500,000 496,453
c
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 565,000 598,595
1,095,048
Biotechnology 0.7%
c
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 United States 900,000 835,132
c
Genmab A/S / Genmab Finance LLC ,
Senior Note, 144A, 7.25%, 12/15/33 ................... Denmark 480,000 500,764
Senior Secured Note, 144A, 6.25%, 12/15/32 ............ Denmark 480,000 489,438
1,825,334
Broadline Retail 0.5%
c
Wayfair LLC ,
d
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 200,000 206,553
d
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 800,000 841,533
Senior Secured Note, 144A, 6.75%, 11/15/32 ............ United States 315,000 323,732
1,371,818
Building Products 0.7%
c,d
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ......................................... United States 1,000,000 197,761
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 300,000 306,497
c,d
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 900,000 906,025
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 330,000 327,996
1,738,279
Capital Markets 0.9%
c,d
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 4.5%, 11/15/29 ............. United States 500,000 487,672
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 500,000 500,336
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 600,000 617,347
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 285,000 293,297
c,d
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 500,000 525,288
2,423,940
Chemicals 1.4%
c,e
Advancion Sciences, Inc. , Senior Note , 144A, PIK, 9.25% ,
11/01/26 ........................................ United States 194,518 156,101
b,c,e,f
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10% , 8/15/26 ........................ United States 166,428 —
c,d
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 525,000 505,593
c,f
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 300,000 189,188
c,d
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 200,000 195,276
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 300,000 218,706
c,e
GPD Cos., Inc. , Senior Secured Note , 144A, PIK, 12.5% ,
12/31/29 ........................................ United States 811,793 555,213

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
c,d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 1,200,000 $ 1,281,401
c,d
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 625,000 621,438
3,722,916
Commercial Services & Supplies 1.4%
c,d
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 550,000 575,255
c
Neptune Bidco US, Inc. ,
Senior Secured Note, 144A, 9.29%, 4/15/29 ............. United States 130,000 132,680
d
Senior Secured Note, 144A, 9.5%, 2/15/33 .............. United States 625,000 632,692
c,d
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 1,125,000 1,167,521
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 225,000 230,396
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 200,000 205,158
c,d
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 700,000 718,073
3,661,775
Communications Equipment 0.2%
c
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 525,000 530,833
Construction & Engineering 0.2%
c
Arcosa, Inc. ,
d
Senior Note, 144A, 4.375%, 4/15/29 ................... United States 300,000 295,279
Senior Note, 144A, 6.875%, 8/15/32 ................... United States 100,000 104,395
399,674
Consumer Finance 3.0%
c
Encore Capital Group, Inc. ,
Senior Secured Note, 144A, 8.5%, 5/15/30 .............. United States 400,000 425,072
Senior Secured Note, 144A, 6.625%, 6/01/32 ............ United States 1,250,000 1,252,640
c
FirstCash, Inc. ,
d
Senior Note, 144A, 6.875%, 3/01/32 ................... United States 1,100,000 1,131,720
Senior Note, 144A, 6.125%, 5/01/34 ................... United States 270,000 268,899
c
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 6%, 8/15/26 ...................... United States 500,000 500,127
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 1,400,000 1,467,504
c
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5% ,
3/26/31 ......................................... United Kingdom 200,000 209,099
OneMain Finance Corp. ,
d
Senior Bond, 5.375%, 11/15/29 ....................... United States 500,000 491,444
Senior Note, 6.5%, 3/15/33 .......................... United States 290,000 285,597
c
PRA Group, Inc. ,
d
Senior Note, 144A, 5%, 10/01/29 ..................... United States 300,000 283,665
Senior Note, 144A, 8.875%, 1/31/30 ................... United States 400,000 413,092
c,d
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 1,000,000 975,330
7,704,189
Consumer Staples Distribution & Retail 0.3%
c,d
US Foods, Inc. , Senior Note , 144A, 6.875% , 9/15/28 ......... United States 700,000 716,146
Containers & Packaging 1.9%
c,d
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ..... United States 1,500,000 1,426,632
c
CANPACK Group, Inc. / CANPACK SA , Senior Note , 144A, 6% ,
5/15/31 ......................................... United States 200,000 201,272

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
c,d
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 1,000,000 $ 971,350
c,d
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/30 ................................... United States 1,500,000 1,476,918
c,d
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 750,000 707,688
4,783,860
Distributors 0.2%
c
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 400,000 409,611
Diversified Consumer Services 0.2%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 500,000 493,790
Diversified REITs 0.5%
c,d
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 670,000 656,174
c,d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 700,000 695,745
1,351,919
Diversified Telecommunication Services 3.3%
c
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 690,000 692,969
c
APLD ComputeCo 3 LLC , Senior Secured Note , 144A, 7% ,
6/15/31 ......................................... United States 350,000 349,720
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 1,025,000 1,106,338
c
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 400,000 405,626
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 4.25%, 1/15/34 .................... United States 305,000 258,490
d
Senior Note, 144A, 6.375%, 9/01/29 ................... United States 1,000,000 999,556
d
Senior Note, 144A, 7%, 2/01/33 ...................... United States 780,000 765,583
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 385,000 400,697
c
Edged Compute LLC , Senior Secured Note , 144A, 7.5% , 4/30/31 United States 1,100,000 1,072,921
c
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 765,000 764,424
c
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 610,000 601,593
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 560,000 588,539
c
Yondr JK 1 LLC , Senior Secured Note , 144A, 6.875% , 6/30/31 . United States 510,000 511,661
8,518,117
Electric Utilities 1.3%
c,d
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 1,275,000 1,278,831
c,d
NRG Energy, Inc. ,
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 665,000 663,257
Senior Note, 144A, 5.75%, 7/15/29 .................... United States 800,000 801,215
c,d
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 400,000 393,154
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 100,000 104,667
3,241,124

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment 0.5%
c,d
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 1,300,000 $ 1,287,972
Electronic Equipment, Instruments & Components 0.4%
c,d
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 1,000,000 966,590
Energy Equipment & Services 1.7%
c
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 625,000 621,628
c
Borr IHC Ltd. / Borr Finance LLC ,
Senior Secured Note, 144A, 8.75%, 1/15/32 ............. Mexico 255,000 249,229
Senior Secured Note, 144A, 9%, 1/15/34 ................ Mexico 205,000 198,395
c
Kodiak Gas Services LLC ,
Senior Note, 144A, 5.875%, 4/01/31 ................... United States 385,000 386,193
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 180,000 182,561
c
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 330,000 339,038
c,g
Oceaneering International, Inc. , Senior Note , 144A, 6.875% ,
7/15/34 ......................................... United States 285,000 289,651
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 600,000 556,917
c
Senior Note, 144A, 8.25%, 5/15/29 .................... United States 100,000 103,312
c
Senior Note, 144A, 7.875%, 10/15/32 .................. United States 90,000 94,002
c,d
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 560,000 582,275
c,d
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 256,000 260,215
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 540,000 551,260
4,414,676
Entertainment 1.0%
c,d
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 1,100,000 1,128,342
Discovery Global Holdings, Inc. ,
Senior Bond, 5.05%, 3/15/42 ......................... United States 350,000 256,837
Senior Note, 4.054%, 3/15/29 ........................ United States 520,000 515,143
c
OAK-Eagle Acquireco, Inc. ,
Senior Note, 144A, 8.75%, 7/01/34 .................... United States 260,000 276,100
Senior Secured Note, 144A, 7.25%, 7/01/33 ............. United States 310,000 324,462
2,500,884
Financial Services 2.5%
c
CrossCountry Intermediate HoldCo LLC ,
Senior Note, 144A, 6.5%, 10/01/30 .................... United States 430,000 424,359
Senior Note, 144A, 6.75%, 12/01/32 ................... United States 625,000 603,996
c
Freedom Mortgage Holdings LLC ,
d
Senior Note, 144A, 9.25%, 2/01/29 .................... United States 300,000 311,110
Senior Note, 144A, 6.875%, 5/01/31 ................... United States 300,000 291,380
d
Senior Note, 144A, 8.375%, 4/01/32 ................... United States 650,000 661,653
Senior Note, 144A, 7.875%, 4/01/33 ................... United States 325,000 317,218
c
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 500,000 502,219
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 235,000 235,537
c,d
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 1,800,000 1,763,322
c
Rocket Cos., Inc. ,
Senior Note, 144A, 6.125%, 8/01/31 ................... United States 945,000 965,834

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
c
Rocket Cos., Inc., (continued)
Senior Note, 144A, 6.375%, 8/01/33 ................... United States 400,000 $ 407,286
6,483,914
Food Products 0.8%
d
B&G Foods, Inc. , Senior Note , 5.25% , 9/15/27 ............. United States 400,000 401,746
c
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
6.375% , 4/15/34 ................................... United States 265,000 269,122
c,d
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 915,000 897,878
c
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 475,000 484,407
2,053,153
Ground Transportation 0.4%
c,d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 400,000 383,377
c,d
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 660,000 678,128
1,061,505
Health Care Equipment & Supplies 0.4%
c,d
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 600,000 617,250
c,d
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .... United States 500,000 497,197
1,114,447
Health Care Providers & Services 2.3%
c
CHS/Community Health Systems, Inc. ,
144A, 10.75%, 6/15/33 ............................. United States 500,000 548,775
Secured Note, 144A, 6.125%, 4/01/30 .................. United States 500,000 449,376
d
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 288,000 310,519
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 400,000 418,133
c
DaVita, Inc. ,
d
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 1,200,000 1,163,246
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 200,000 206,379
c,d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,500,000 1,481,403
c
MPH Acquisition Holdings LLC ,
Senior Secured Note, 144A, 5.75%, 12/31/30 ............ United States 90,027 75,170
e
Senior Secured Note, 144A, PIK, 11.5%, 12/31/30 ......... United States 144,760 140,375
e
Senior Secured Note, 144A, PIK, 6.75%, 3/31/31 ......... United States 777,986 466,570
d
Tenet Healthcare Corp. , Senior Secured Note , 6.125% , 6/15/30 . United States 575,000 579,932
5,839,878
Health Care REITs 0.8%
c,d
Diversified Healthcare Trust , Senior Secured Note , 144A, 7.25% ,
10/15/30 ........................................ United States 1,190,000 1,226,315
c,d
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 750,000 768,368
1,994,683
Health Care Technology 0.4%
c,d
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 925,000 941,584
Hotel & Resort REITs 0.6%
c
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 105,000 106,855

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs (continued)
c
RHP Hotel Properties LP / RHP Finance Corp. ,
d
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 300,000 $ 306,703
d
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 700,000 716,645
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 275,000 282,325
Senior Note, 144A, 5.75%, 3/15/34 .................... United States 190,000 188,348
1,600,876
Hotels, Restaurants & Leisure 4.1%
c
A&K Travel Group Holdings Ltd. , Senior Note , 144A, 7.5% ,
5/15/33 ......................................... United Kingdom 450,000 454,556
c
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. United Kingdom 800,000 822,392
c,d
Carnival Corp. Ltd. , Senior Note , 144A, 5.75% , 8/01/32 ....... United States 835,000 844,200
c,d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 1,300,000 1,275,815
c
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 900,000 901,141
c,d
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.5% ,
9/15/31 ......................................... United States 815,000 817,537
c,d
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 650,000 677,519
c
NCL Corp. Ltd. ,
d
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 500,000 499,228
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 480,000 466,446
c
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 275,000 278,593
c
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 300,000 306,696
Senior Note, 144A, 6%, 2/01/33 ...................... United States 400,000 405,753
c
Viking Cruises Ltd. ,
d
Senior Note, 144A, 7%, 2/15/29 ...................... United States 600,000 602,329
Senior Note, 144A, 5.875%, 10/15/33 .................. United States 520,000 521,069
c,d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 1,500,000 1,586,033
10,459,307
Household Durables 1.7%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
d
Senior Note, 144A, 4.625%, 4/01/30 ................... United States 1,000,000 949,582
Senior Note, 144A, 6.875%, 8/01/33 ................... United States 355,000 352,303
c,d
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 United States 500,000 511,650
c
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 150,000 154,879
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 225,000 231,387
c,d
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note, 144A, 4.875%, 9/15/28 ................... United States 800,000 789,567
Senior Note, 144A, 6.75%, 1/15/34 .................... United States 1,010,000 1,013,948
Whirlpool Corp. ,
Senior Bond, 4.5%, 6/01/46 .......................... United States 65,000 38,765
c
Senior Secured Note, 144A, 7.5%, 7/01/31 .............. United States 155,000 157,239
c
Senior Secured Note, 144A, 7.875%, 7/01/34 ............ United States 260,000 261,717
4,461,037
Household Products 0.1%
c
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 200,000 193,745

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers 1.2%
c,d
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 .................... United States 400,000 $ 364,224
Senior Note, 144A, 4.75%, 3/15/28 .................... United States 300,000 297,396
Senior Note, 144A, 3.75%, 2/15/31 .................... United States 200,000 185,575
c,d
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 1,000,000 955,557
c
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 590,000 595,051
Senior Note, 144A, 6.375%, 5/01/33 ................... United States 215,000 214,819
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 590,000 586,662
3,199,284
Insurance 0.5%
c,d
Asurion LLC / Asurion Co-Issuer, Inc. ,
Secured Note, 144A, 8.375%, 2/01/34 .................. United States 695,000 643,858
Senior Secured Note, 144A, 8%, 12/31/32 ............... United States 550,000 554,604
1,198,462
IT Services 0.8%
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
d
Senior Note, 144A, 7%, 6/15/27 ...................... United States 700,000 695,292
Senior Secured Note, 144A, 6.5%, 7/01/32 .............. United States 975,000 878,473
c,d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 600,000 610,728
2,184,493
Machinery 1.1%
c,d
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ........... Canada 1,300,000 1,268,652
c
ESAB Corp. ,
d
Senior Note, 144A, 6.25%, 4/15/29 .................... United States 600,000 609,523
Senior Note, 144A, 5.625%, 4/01/31 ................... United States 325,000 326,165
d
Hillenbrand, Inc. , Senior Secured Note , 6.25% , 2/15/29 ....... United States 600,000 562,570
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 170,000 172,300
2,939,210
Media 3.9%
c
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 540,000 494,348
c,d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 300,000 301,293
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 1,500,000 1,580,438
c,d
CSC Holdings LLC ,
Senior Note, 144A, 11.25%, 5/15/28 ................... United States 700,000 453,213
Senior Note, 144A, 11.75%, 1/31/29 ................... United States 500,000 307,874
c
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 150,000 152,849
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
d
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 13,000 12,989
Senior Secured Note, 144A, 9.25%, 6/01/32 ............. United States 800,000 813,421
c
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 750,000 657,078
c
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 390,000 376,752
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 300,000 201,510
c,d
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 800,000 813,668
c,d
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ........... United States 1,200,000 1,164,050

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
c
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ......................... United States 75,000 $ 72,786
Paramount Global ,
Senior Bond, 6.875%, 4/30/36 ........................ United States 150,000 140,775
Senior Bond, 4.375%, 3/15/43 ........................ United States 230,000 148,569
Senior Bond, 5.85%, 9/01/43 ......................... United States 300,000 224,773
c,d
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 800,000 822,733
c
Univision Communications, Inc. ,
Senior Secured Note, 144A, 9.375%, 8/01/32 ............ United States 145,000 147,444
Senior Secured Note, 144A, 8.875%, 4/15/33 ............ United States 415,000 408,818
c,d
VZ Secured Financing BV , Senior Secured Note , 144A, 7.5% ,
1/15/33 ......................................... Netherlands 695,000 665,821
9,961,202
Metals & Mining 1.8%
c
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 340,000 337,737
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 565,000 564,664
c
Commercial Metals Co. ,
Senior Bond, 144A, 6%, 12/15/35 ..................... United States 445,000 444,086
Senior Note, 144A, 5.75%, 11/15/33 ................... United States 225,000 223,794
c
Constellium SE ,
d
Senior Note, 144A, 3.75%, 4/15/29 .................... United States 600,000 577,367
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 400,000 407,902
c
Mineral Resources Ltd. ,
Senior Note, 144A, 7%, 4/01/31 ...................... Australia 295,000 305,570
Senior Note, 144A, 6%, 5/01/32 ...................... Australia 200,000 197,978
c
Novelis Corp. ,
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 300,000 307,765
d
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 745,000 750,900
c
Petra Diamonds US Treasury plc , Senior Secured Note , 144A,
9.75% , 3/08/30 ................................... South Africa 781,938 436,206
4,553,969
Mortgage Real Estate Investment Trusts (REITs) 0.3%
c,d
Starwood Property Trust, Inc. , Senior Note , 144A, 6.125% ,
6/01/31 ......................................... United States 800,000 804,750
Oil, Gas & Consumable Fuels 5.4%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 9.75%, 2/15/31 .................... United States 305,000 322,685
d
Senior Secured Note, 144A, 9.25%, 7/15/29 ............. United States 800,000 812,000
c,d
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 550,000 501,729
c
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.875%, 4/15/32 ................... United States 375,000 379,939
Senior Note, 144A, 7.375%, 1/15/33 ................... United States 295,000 293,390
d
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 800,000 824,492
c,d
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 500,000 510,496
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6.25%, 4/15/32 .................... United States 300,000 290,579
d
Senior Note, 144A, 5.75%, 2/01/29 .................... United States 500,000 498,310
c,d
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 600,000 603,760
c,d
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 1,700,000 1,713,909

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp. ,
Senior Note, 6%, 10/01/32 .......................... United States 260,000 $ 259,091
Senior Note, 6.5%, 2/15/34 .......................... United States 480,000 475,793
c
Neo Next+ Energy Consolidated Holdings Ltd. , Senior Note ,
144A, Reg S, 6.625% , 6/11/31 ........................ United Kingdom 400,000 394,064
c,d
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75% , 7/15/32 ................................... Canada 1,100,000 1,114,607
c
Sunoco LP ,
Senior Note, 144A, 5.375%, 7/15/31 ................... United States 285,000 281,268
d
Senior Note, 144A, 7.25%, 5/01/32 .................... United States 600,000 622,732
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 170,000 166,018
c
Venture Global Calcasieu Pass LLC ,
d
Senior Secured Bond, 144A, 4.125%, 8/15/31 ............ United States 300,000 281,771
Senior Secured Bond, 144A, 6%, 5/01/36 ............... United States 80,000 80,909
d
Senior Secured Note, 144A, 3.875%, 8/15/29 ............ United States 300,000 286,316
c,d
Venture Global LNG, Inc. ,
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 1,100,000 1,184,492
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 500,000 520,652
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 200,000 224,389
d
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 485,000 514,479
Senior Secured Note, 144A, 6.125%, 12/15/30 ........... United States 45,000 46,064
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 200,000 219,591
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 290,000 302,308
Senior Secured Note, 144A, 6.5%, 6/15/34 .............. United States 45,000 46,902
13,772,735
Paper & Forest Products 0.1%
c
Magnera Corp. , Senior Secured Note , 144A, 4.75% , 11/15/29 .. United States 400,000 373,687
Passenger Airlines 0.1%
c,d
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 300,000 296,033
Personal Care Products 0.4%
c,d
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 950,000 969,666
Pharmaceuticals 0.1%
c
Endo Finance Holdings LP , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 200,000 210,342
Professional Services 0.2%
c
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 425,000 431,299
Real Estate Management & Development 0.5%
c,d
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 1,200,000 1,219,555
Semiconductors & Semiconductor Equipment 0.1%
c
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 140,000 142,616
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 240,000 241,578
384,194
Software 1.0%
c
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 250,000 246,575
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 1,300,000 1,105,737
c,d
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 1,300,000 1,171,686
2,523,998

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs 1.1%
c
Iron Mountain, Inc. ,
d
Senior Note, 144A, 7%, 2/15/29 ...................... United States 1,000,000 $ 1,019,470
Senior Note, 144A, 6.25%, 1/15/35 .................... United States 355,000 356,827
c
Millrose Properties, Inc. ,
d
Senior Note, 144A, 6.375%, 8/01/30 ................... United States 1,125,000 1,140,975
Senior Note, 144A, 6.25%, 9/15/32 .................... United States 375,000 378,603
2,895,875
Specialty Retail 0.5%
c,d
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 ........ United States 700,000 660,038
c,d
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 725,000 725,680
1,385,718
Technology Hardware, Storage & Peripherals 0.2%
d
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 5.875% ,
7/15/30 ......................................... United States 550,000 560,105
Textiles, Apparel & Luxury Goods 0.3%
c,e
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 758,915 824,270
Trading Companies & Distributors 0.9%
c,d
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 655,000 668,993
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 745,000 775,906
c
WESCO Distribution, Inc. ,
Senior Note, 144A, 5.25%, 4/15/31 .................... United States 315,000 312,555
d
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 625,000 641,708
2,399,162
Wireless Telecommunication Services 1.3%
c
Altice France Lux 3 / Altice Holdings 1 , Senior Note , 144A, 10% ,
1/15/33 ......................................... Luxembourg 400,000 393,878
c,d
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 800,000 842,795
b,h
Digicel Group Holdings Ltd. , 29.383% , 11/17/33 ............ Bermuda 35,583 1,126
c,d
Iliad Holding SAS , Senior Secured Note , 144A, 7% , 4/15/32 ... France 925,000 943,877
c
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 1,100,000 1,149,015
3,330,691
Total Corporate Bonds (Cost $154,035,999) ...................................
152,625,984
i
Senior Floating Rate Interests 36.1%
j
Aerospace & Defense 0.3%
Signia Aerospace LLC, First Lien, CME Term Loan, 6.371%,
(1-month SOFR + 2.75; 3-month SOFR + 2.75), 12/11/31 .... United States 204,054 204,437
Vertex Aerospace Services Corp., First Lien, 2024 CME Term
Loan, 5.62%, (1-month SOFR + 2%), 12/06/30 ............ United States 521,032 521,124
725,561
a a a a a a
j
Air Freight & Logistics 0.4%
g
Clue Opco LLC, First Lien, CME Term Loan, B, 8.163%, (3-month
SOFR + 4.5%), 12/19/30 ............................ United States 582,484 550,776

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Air Freight & Logistics (continued)
Rand Parent LLC, First Lien, CME Term Loan, B, 6.732%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 494,054 $ 493,609
1,044,385
a a a a a a
j
Automobile Components 0.7%
Adient US LLC, First Lien, CME Term Loan, B2, 5.644%,
(1-month SOFR + 2%), 1/31/31 ....................... United States 463,975 463,733
American Axle & Manufacturing, Inc., First Lien, CME Term Loan,
C, 6.915%, (3-month SOFR + 3.25%), 2/03/33 ............ United States 280,037 280,620
Clarios Global LP, First Lien, Amendment No. 7 Dollar CME Term
Loan, 6.144%, (1-month SOFR + 2.5%), 1/28/32 .......... United States 228,811 229,312
DexKo Global, Inc., First Lien, Refinancing 2026 CME Term Loan,
8.663%, (3-month SOFR + 5%), 10/06/31 ................ United States 239,616 233,251
DexKo Global, Inc., First Lien, Refinancing Dollar CME Term
Loan, 8.163%, (3-month SOFR + 4.5%), 10/06/31 ......... United States 477,692 464,045
Highline Aftermarket Acquisition LLC, First Lien, 2025-1 CME
Term Loan, 7.23%, (6-month SOFR + 3.5%), 2/19/30 ....... United States 22,499 22,654
1,693,615
a a a a a a
Beverages 0.1%
j
Primo Brands Corp., First Lien, 2026 Refinancing CME Term
Loan, 6.482%, (3-month SOFR + 2.75%), 3/31/31 ......... United States 329,732 331,617
Biotechnology 0.1%
j
Grifols International Services USA, Inc., First Lien, Dollar CME
Term Loan, B, 6.187%, (6-month SOFR + 2.5%), 4/14/33 .... United States 340,419 341,675
j
Broadline Retail 0.3%
Knot Worldwide, Inc. (The), First Lien, Amendment No. 5 CME
Term Loan, 7.394%, (1-month SOFR + 3.75%), 1/31/28 ..... United States 383,179 269,607
Peer Holding III BV, First Lien, CME Term Loan, B5B, 6.232%,
(3-month SOFR + 2.5%), 7/01/31 ...................... Netherlands 336,465 337,558
Victra Holdings LLC, First Lien, Fifth Amendment Incremental
CME Term Loan, 7.45%, (3-month SOFR + 3.75%), 3/30/29 .. United States 296,104 293,513
900,678
a a a a a a
j
Building Products 0.3%
Chariot Buyer LLC, First Lien, Amendment No. 5 Incremental
CME Term Loan, 6.644%, (1-month SOFR + 3%), 9/08/32 ... United States 121,579 121,792
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C,
8.164%, (3-month SOFR + 4.5%), 5/15/31 ............... United States 594,884 308,744
Groundworks LLC, First Lien, Initial CME Term Loan, 6.652%,
(1-month SOFR + 3%), 3/14/31 ....................... United States 131,540 131,183
MIWD Holdco II LLC, First Lien, 2024 Incremental CME Term
Loan, 6.394%, (1-month SOFR + 2.75%), 3/28/31 ......... United States 101,720 100,609
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 6.62%, (1-month SOFR + 3%), 3/30/29 ............. United States 55,782 56,062
718,390
a a a a a a
j
Capital Markets 2.2%
Aretec Group, Inc., First Lien, CME Term Loan, B4, 6.62%,
(1-month SOFR + 3%), 8/09/30 ....................... United States 738,404 737,691
Ascensus Holdings, Inc., First Lien, 2024 CME Term Loan, B,
6.644%, (1-month SOFR + 3%), 11/25/32 ................ United States 798,281 780,987
Citadel Securities LP, First Lien, 2026-1 CME Term Loan, 5.661%,
(3-month SOFR + 2%), 6/10/33 ....................... United States 309,741 309,419

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Capital Markets (continued)
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan, 7.62%, (1-month SOFR + 4%), 11/28/31 ... United States 956,574 $ 960,386
GTCR Everest Borrower LLC, First Lien, 2026-1 CME Term Loan,
6.232%, (3-month SOFR + 2.5%), 9/05/31 ............... United States 157,222 156,793
Guardian US Holdco LLC, First Lien, Initial CME Term Loan,
6.982%, (3-month SOFR + 3.25%), 1/31/30 .............. United States 398,997 394,459
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.666%, (3-month SOFR + 2%), 12/15/31 ................ United States 522,429 518,335
Nexus Buyer LLC, First Lien, Amendment No. 10 CME Term
Loan, 7.62%, (1-month SOFR + 4%), 7/31/31 ............. United States 540,423 524,308
Osmosis Buyer Ltd., First Lien, 2026 Refinancing CME Term
Loan, B, 6.142%, (1-month SOFR + 2.5; 3-month SOFR + 2.5),
7/31/28 ......................................... United Kingdom 1,193,282 1,193,574
5,575,952
a a a a a a
j
Chemicals 2.1%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan, 6.413%,
(3-month SOFR + 2.75%), 9/09/31 ..................... United States 105,055 105,536
g
Bond US Bidco 1, Inc., First Lien, CME Term Loan, B, 7.311%,
(12-month SOFR + 3.5%), 5/06/33 ..................... United States 170,951 171,699
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.181%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 98,495 91,970
Indicor LLC, First Lien, Dollar CME Term Loan, E, 6.144%,
(1-month SOFR + 2.5%), 11/22/29 ..................... United States 575,272 575,649
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan,
6.894%, (1-month SOFR + 3.25%), 2/18/30 .............. Luxembourg 510,243 471,210
INEOS US Finance LLC, First Lien, New 2031 CME Term Loan,
6.644%, (1-month SOFR + 3%), 2/07/31 ................ Luxembourg 200,000 178,150
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1,
7.994%, (1-month SOFR + 4.25%), 4/02/29 .............. United States 894,990 791,789
Lummus Technology Holdings V LLC, First Lien, Amendment No.
4 Refinancing CME Term Loan, B, 6.144%, (1-month SOFR +
2.5%), 12/31/29 ................................... United States 892,799 882,858
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 6.938%, (6-month SOFR + 3.25%), 4/03/28 .. Netherlands 481,364 482,067
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 6.937%, (6-month SOFR + 3.25%), 4/03/28 .. Netherlands 266,648 266,857
SCIH Salt Holdings, Inc., First Lien, CME Term Loan, B1, 6.35%,
(6-month SOFR + 2.75%), 1/31/29 ..................... United States 1,356,545 1,359,753
g
Stonepeak Motion Finco LLC, First Lien, CME Term Loan, B,
6.342%, (12-month SOFR + 2.5%), 6/24/33 .............. United States 145,161 145,176
5,522,714
a a a a a a
j
Commercial Services & Supplies 1.2%
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan, 6.894%, (1-month SOFR +
3.25%), 8/20/32 ................................... United States 872,681 874,116
Camelot US Acquisition LLC, First Lien, Incremental Dollar CME
Term Loan, B, 6.394%, (1-month SOFR + 2.75%), 1/31/31 ... United States 800,000 739,332
Neptune Bidco US, Inc., First Lien, 2026 Dollar CME Term Loan,
B, 8.769%, (3-month SOFR + 5%), 2/03/33 .............. United States 300,000 297,978
Pitney Bowes, Inc., First Lien, CME Term Loan, B, 7.482%,
(3-month SOFR + 3.75%), 3/19/32 ..................... United States 1,085,945 1,087,590
Spin Holdco, Inc., First Lien, Initial CME Term Loan, 7.417%,
(12-month SOFR + 4%), 9/04/30 ...................... United States 153,110 115,966
3,114,982
a a a a a a

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
Communications Equipment 0.2%
j
Delta Topco, Inc., First Lien, Fourth Amendment Refinancing CME
Term Loan, 6.402%, (3-month SOFR + 2.75%), 11/30/29 .... United States 583,751 $ 553,743
j
Construction & Engineering 0.7%
Brand Industrial Services, Inc., First Lien, CME Term Loan, C,
8.163%, (3-month SOFR + 4.5%), 8/01/30 ............... United States 433,247 341,336
Chromalloy Corp., First Lien, CME Term Loan, 6.932%, (3-month
SOFR + 3.25%), 3/27/31 ............................ United States 331,097 333,062
DG Investment Intermediate Holdings 2, Inc., First Lien, Closing
Date Initial CME Term Loan, 6.894%, (1-month SOFR + 3.25%),
7/09/32 ......................................... United States 351,923 353,023
Green Infrastructure Partners, Inc., First Lien, Initial CME Term
Loan, 6.482%, (3-month SOFR + 2.75%), 9/24/32 ......... United States 295,082 295,451
Trilon Group LLC, First Lien, CME Term Loan, 7.207%, (12-month
SOFR + 3.5%), 6/13/33 ............................. United States 129,958 130,120
Zekelman Industries, Inc., First Lien, 2024 CME Term Loan,
5.863%, (1-month SOFR + 2.25%), 1/24/31 .............. United States 386,477 386,750
1,839,742
a a a a a a
Consumer Finance 0.0%
†
j
Shift4 Payments LLC, First Lien, Amendment No. 3 Refinancing
CME Term Loan, 5.732%, (3-month SOFR + 2%), 7/06/32 ... United States 98,581 98,375
Consumer Staples Distribution & Retail 0.0%
†
j
Boots Group Finco LP, First Lien, Closing Date Dollar CME Term
Loan, 6.92%, (3-month SOFR + 3.25%), 8/30/32 .......... United Kingdom 68,858 69,188
j
Containers & Packaging 1.4%
Charter Next Generation, Inc., First Lien, Initial CME Term Loan,
6.114%, (1-month SOFR + 2.5%), 11/29/30 .............. United States 1,494,088 1,496,262
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 6.894%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 544,662 524,463
Mauser Packaging Solutions Holding Co., First Lien, 2025 CME
Term Loan, 7.12%, (1-month SOFR + 3.5%), 4/15/30 ....... United States 670,000 661,521
ProAmpac PG Borrower LLC, First Lien, Initial USD CME Term
Loan, 7.664%, (3-month SOFR + 4%), 3/07/33 ............ United States 540,390 532,284
Sword Purchaser LLC, First Lien, Initial Dollar CME Term Loan,
7.653%, (1-month SOFR + 4%), 4/11/33 ................. United States 300,000 293,133
3,507,663
a a a a a a
j
Distributors 0.9%
g
ADI Global Distribution Funding LLC, First Lien, CME Term Loan,
B, 6.457%, (12-month SOFR + 2.75%), 6/17/33 ........... United States 45,156 45,325
BCPE Empire Holdings, Inc., First Lien, Amendment No. 10
Incremental CME Term Loan, 7.144%, (1-month SOFR + 3.5%),
12/29/32 ........................................ United States 400,000 395,834
BCPE Empire Holdings, Inc., First Lien, Amendment No. 8
Incremental CME Term Loan, 6.894%, (1-month SOFR +
3.25%), 12/11/30 .................................. United States 785,536 776,212
Gloves Buyer, Inc., First Lien, Initial CME Term Loan, 7.644%,
(1-month SOFR + 4%), 5/21/32 ....................... United States 398,000 399,618
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.732%, (3-month SOFR + 4%), 11/30/30 ........... United States 648,687 614,738
2,231,727
a a a a a a

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Diversified Consumer Services 0.7%
Ascend Learning LLC, First Lien, Initial CME Term Loan, 6.644%,
(1-month SOFR + 3%), 12/11/28 ...................... United States 767,834 $ 750,347
Mavis Tire Express Services Topco Corp., First Lien, 2025
Incremental CME Term Loan, 6.669%, (6-month SOFR + 3%),
5/04/28 ......................................... United States 233,318 233,244
Pre-Paid Legal Services, Inc., First Lien, Initial CME Term Loan,
6.894%, (1-month SOFR + 3.25%), 12/07/28 ............. United States 675,707 619,163
Wand NewCo 3, Inc., First Lien, Initial CME Term Loan, 6.144%,
(1-month SOFR + 2.5%), 1/30/31 ...................... United States 96,893 96,893
1,699,647
a a a a a a
Diversified Telecommunication Services 0.1%
j
Ensono, Inc., First Lien, Initial CME Term Loan, 7.735%, (1-month
SOFR + 4%), 5/26/28 ............................... United States 255,901 251,459
Electronic Equipment, Instruments & Components 0.1%
g,j
Belden, Inc., First Lien, CME Term Loan, 6.491%, (12-month
SOFR + 2.75%), 6/10/33 ............................ United States 158,080 158,475
j
Entertainment 0.4%
Discovery Global Holdings, Inc., First Lien, Initial Dollar CME
Term Loan, 6.241%, (12-month SOFR + 2.5%), 6/03/33 ..... United States 374,977 375,547
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.508%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 577,187 561,571
937,118
a a a a a a
j
Financial Services 0.9%
Apex Group Treasury LLC, First Lien, 2025 Refinancing CME
Term Loan, B, 7.153%, (3-month SOFR + 3.5%), 2/27/32 .... United States 196,921 187,044
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 8/16/32 ...................... United States 561,894 562,142
Neon Maple US Debt Mergersub, Inc., First Lien, CME Term
Loan, B1, 6.144%, (1-month SOFR + 2.5%), 11/17/31 ...... United States 447,906 437,420
Orion US Finco, Inc., First Lien, Initial CME Term Loan, 7.169%,
(3-month SOFR + 3.5%), 10/08/32 ..................... United States 209,083 209,447
Osaic Holdings, Inc., First Lien, CME Term Loan, B1, 6.232%,
(3-month SOFR + 2.5%), 7/30/32 ...................... United States 203,485 201,120
Priority Holdings LLC, First Lien, CME Term Loan, B, 7.394%,
(1-month SOFR + 3.75%), 7/30/32 ..................... United States 465,374 459,673
Speed Midco 3 SARL, First Lien, USD CME Term Loan, B,
6.195%, (6-month SOFR + 2.5%), 10/07/32 .............. Luxembourg 204,167 202,699
2,259,545
a a a a a a
j
Food Products 0.2%
Nourish Buyer I, Inc., First Lien, 2026-1 CME Term Loan, 7.669%,
(3-month SOFR + 4%), 7/09/32 ....................... United States 132,579 133,780
Primary Products Finance LLC, First Lien, 2024 Second
Replacement CME Term Loan, B, 6.929%, (3-month SOFR +
3.25%), 4/02/29 ................................... United States 359,643 359,785
493,565
a a a a a a
j
Ground Transportation 0.9%
Aggreko Holdings, Inc., First Lien, 2025 Amended USD CME
Term Loan, 6.632%, (3-month SOFR + 3%), 5/21/31 ....... United Kingdom 139,354 139,877
First Student Bidco, Inc., First Lien, Initial CME Term Loan, B,
5.95%, (3-month SOFR + 2.25%), 8/15/30 ............... United States 694,329 695,533

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Ground Transportation (continued)
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4, 6.894%, (1-month SOFR + 3.25%), 1/25/29 ...... United States 1,271,137 $ 1,275,370
e
LaserShip, Inc., First Lien, CME Term Loan, D, PIK, 8.494%,
(3-month SOFR + 4.5%), 8/10/29 ...................... United States 246,322 23,154
Savage Enterprises LLC, First Lien, Amendment No. 8 CME Term
Loan, 5.621%, (1-month SOFR + 2%), 8/05/32 ............ United States 68,293 68,385
Student Transportation of America Holdings, Inc., First Lien, 2026-
1 Refinancing CME Term Loan, B, 6.424%, (3-month SOFR +
2.75%), 6/24/32 ................................... United States 193,365 194,308
2,396,627
a a a a a a
j
Health Care Equipment & Supplies 0.9%
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.394%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 656,144 658,523
Medline Borrower LP, First Lien, 2030 Refinancing CME Term
Loan, 5.144%, (1-month SOFR + 1.5%), 5/30/33 .......... United States 331,174 329,462
QuidelOrtho Corp., First Lien, CME Term Loan, B, 7.62%,
(1-month SOFR + 4%), 8/20/32 ....................... United States 400,000 394,400
TPG, Inc., First Lien, CME Term Loan, B, 5.995%, (3-month
SOFR + 2.25%), 4/07/33 ............................ United States 1,000,000 979,795
2,362,180
a a a a a a
j
Health Care Providers & Services 2.5%
ADMI Corp., First Lien, Amendment No. 4 Refinancing CME Term
Loan, 7.133%, (1-month SOFR + 3.375%), 12/23/27 ....... United States 740,070 665,138
ADMI Corp., First Lien, CME Term Loan, B5, 9.394%, (1-month
SOFR + 5.75%), 12/23/27 ........................... United States 126,623 119,422
Bella Holding Co. LLC, First Lien, Initial CME Term Loan, 6.894%,
(1-month SOFR + 3.25%), 6/16/33 ..................... United States 189,659 188,315
g
Charlotte Buyer, Inc., First Lien, CME Term Loan, B, 8.342%,
(12-month SOFR + 4.5%), 6/11/31 ..................... United States 46,667 46,684
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan, 7.874%, (1-month SOFR + 4.25%), 2/11/28 ......... United States 1,113,523 1,113,946
CNT Holdings I Corp., First Lien, 2025 Replacement CME Term
Loan, 5.913%, (3-month SOFR + 2.25%), 11/08/32 ........ United States 142,855 143,144
Global Medical Response, Inc., First Lien, Initial CME Term Loan,
6.889%, (1-month SOFR + 3.25%), 10/01/32 ............. United States 100,794 101,172
LifePoint Health, Inc., First Lien, 2024-2 Refinancing CME Term
Loan, 7.177%, (3-month SOFR + 3.5%), 5/19/31 .......... United States 395,842 389,511
McKesson Medical-Surgical Top Holdings, Inc., First Lien,
Amendment No. 1 CME Term Loan, B, 5.982%, (3-month SOFR
+ 2.25%), 6/09/32 ................................. United States 63,743 63,837
Medical Solutions Holdings, Inc., First Lien, CME Term Loan,
7.263%, (3-month SOFR + 3.5%), 11/01/28 .............. United States 424,511 47,048
g
Medical Solutions Holdings, Inc., First Lien, CME Term Loan, A1,
9.092%, (12-month SOFR + 5.25%), 11/01/30 ............ United States 61,261 46,711
MPH Acquisition Holdings LLC, First Lien, Exchange First Out
CME Term Loan, 7.675%, (3-month SOFR + 3.75%), 12/31/30 United States 65,879 66,099
MPH Acquisition Holdings LLC, First Lien, Second Out CME Term
Loan, 8.525%, (3-month SOFR + 4.6%), 12/31/30 ......... United States 546,101 482,238
Paradigm Parent LLC, First Lien, Initial CME Term Loan, 8.232%,
(3-month SOFR + 4.5%), 4/16/32 ...................... United States 305,385 263,014
PAREXEL International Corp., First Lien, Seventh Amendment
CME Term Loan, 6.144%, (1-month SOFR + 2.5%), 12/12/31 . United States 256,510 256,857
Pathway Vet Alliance LLC, First Lien, CME Term Loan, A, 8.663%,
(3-month SOFR + 5%), 6/30/28 ....................... United States 196,885 197,685

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Health Care Providers & Services (continued)
e
Pathway Vet Alliance LLC, First Lien, CME Term Loan, B, PIK,
8.663%, (3-month SOFR + 5%), 6/30/28 ................ United States 636,211 $ 485,308
Radiology Partners, Inc., First Lien, CME Term Loan, B, 8.232%,
(3-month SOFR + 4.5%), 6/30/32 ...................... United States 497,500 498,017
Star Parent, Inc., First Lien, CME Term Loan, 7.732%, (3-month
SOFR + 4%), 9/27/30 ............................... United States 555,658 557,033
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan,
7.735%, (1-month SOFR + 4%), 10/02/28 ................ United States 629,657 631,323
g,k
US Fertility Enterprises LLC, First Lien, Delayed Draw CME Term
Loan, 7.152%, (3-month SOFR + 3.5%), 12/30/32 ......... United States 16,632 16,704
US Fertility Enterprises LLC, First Lien, Initial CME Term Loan,
6.87%, (1-month SOFR + 3.25%), 12/10/32 .............. United States 173,684 174,444
6,553,650
a a a a a a
j
Health Care Technology 1.0%
AthenaHealth Group, Inc., First Lien, Fourth Amendment CME
Term Loan, 6.894%, (1-month SOFR + 3.25%), 2/16/32 ..... United States 1,719,167 1,703,480
Cotiviti, Inc., First Lien, New CME Term Loan, B, 6.37%, (1-month
SOFR + 2.75%), 5/01/31 ............................ United States 837,932 768,543
2,472,023
a a a a a a
j
Hotels, Restaurants & Leisure 1.7%
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 5.894%, (1-month SOFR + 2.25%), 2/06/30 ... United States 242,250 235,021
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.894%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 655,213 655,285
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan,
7.394%, (1-month SOFR + 3.75%), 1/28/32 .............. United States 918,285 910,498
g
Gaia Purchaser, Inc., First Lien, 2026 CME Term Loan, B,
7.836%, (12-month SOFR + 4%), 6/23/33 ................ United States 104,423 104,553
Golden State Foods LLC, First Lien, Initial CME Term Loan,
7.232%, (3-month SOFR + 3.5%), 12/04/31 .............. United States 194,785 195,343
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
8.427%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 395,350 390,902
Hilton Grand Vacations Borrower LLC, First Lien, Initial CME Term
Loan, 5.644%, (1-month SOFR + 2%), 8/02/28 ............ United States 442,923 443,118
IRB Holding Corp., First Lien, 2025 Replacement CME Term
Loan, B, 6.108%, (1-month SOFR + 2.5%), 12/16/30 ....... United States 327,241 327,690
Light & Wonder International, Inc., First Lien, CME Term Loan,
B3, 5.639%, (1-month SOFR + 2%), 4/16/29 ............. United States 157,949 158,344
Ontario Gaming GTA LP, First Lien, CME Term Loan, B, 7.95%,
(3-month SOFR + 4.25%), 8/01/30 ..................... Canada 414,539 395,804
Penn Entertainment, Inc., First Lien, CME Term Loan, B, 5.644%,
(1-month SOFR + 2%), 5/30/33 ....................... United States 105,806 105,674
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.674%, (3-month SOFR + 3%), 4/04/29 ... United States 386,364 381,554
4,303,786
a a a a a a
j
Household Durables 0.4%
g
AI Aqua Merger Sub, Inc., First Lien, CME Term Loan, B, 6.592%,
(12-month SOFR + 2.75%), 6/24/33 .................... United States 661,118 661,491
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 6.732%,
(3-month SOFR + 3%), 1/16/32 ....................... Netherlands 263,231 263,534
925,025
a a a a a a

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
Household Products 0.1%
j
Lavender Dutch BorrowerCo BV, First Lien, USD CME Term
Loan, B, 6.982%, (3-month SOFR + 3.25%), 12/30/32 ...... Netherlands 270,978 $ 269,539
Independent Power and Renewable Electricity Producers 0.1%
j
Talen Energy Supply LLC, First Lien, Initial CME Term Loan, B,
5.387%, (1-month SOFR + 1.75%), 11/25/32 ............. United States 204,002 203,165
j
Insurance 1.7%
Acrisure LLC, First Lien, 2025 Refinancing CME Term Loan, B,
6.894%, (1-month SOFR + 3.25%), 6/21/32 .............. United States 289,051 262,097
Acrisure LLC, First Lien, CME Term Loan, B6, 6.644%, (1-month
SOFR + 3%), 11/06/30 .............................. United States 800,337 725,974
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan, 6.12%, (1-month SOFR + 2.5%), 9/19/31 ........... United States 940,855 929,419
Asurion LLC, First Lien, New CME Term Loan, B10, 7.763%,
(3-month SOFR + 4%), 8/21/28 ....................... United States 384,093 384,134
Asurion LLC, Second Lien, New CME Term Loan, B4, 9.175%,
(3-month SOFR + 5.25%), 1/19/29 ..................... United States 425,989 422,155
Broadstreet Partners Group LLC, First Lien, 2024 CME Term
Loan, B, 6.12%, (1-month SOFR + 2.5%), 6/16/31 ......... United States 215,767 208,837
CRC Insurance Group LLC, First Lien, CME Term Loan, B,
6.482%, (3-month SOFR + 2.75%), 5/06/31 .............. United States 113,782 111,364
OneDigital Borrower LLC, First Lien, 2025 Refinancing CME Term
Loan, 6.644%, (1-month SOFR + 3%), 7/02/31 ............ United States 32,163 31,246
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan, 6.144%, (1-month SOFR + 2.5%), 7/31/31 .. United States 1,254,058 1,240,420
4,315,646
a a a a a a
IT Services 1.7%
j
Barracuda Networks, Inc., First Lien, Initial CME Term Loan,
8.163%, (3-month SOFR + 4.5%), 8/15/29 ............... United States 411,744 282,559
e
Diamond Sports Net LLC, First Lien, Exit Term Loan, PIK, 12%,
1/03/28 ......................................... United States 28,984 6,072
j
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
6.624%, (1-month SOFR + 3%), 6/27/31 ................ United States 522,210 520,578
j
Indy US Holdco LLC, First Lien, Thirteenth Amendment
Refinancing CME Term Loan, 5.894%, (1-month SOFR +
2.25%), 10/31/30 .................................. United States 574,616 568,870
j
Kaseya, Inc., First Lien, Initial CME Term Loan, 6.913%, (3-month
SOFR + 3.25%), 3/22/32 ............................ United States 591,526 460,402
j
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan,
7.894%, (1-month SOFR + 4.25%), 5/03/28 .............. United States 634,526 618,396
j
MH Sub I LLC, First Lien, 2024 December New CME Term Loan,
7.894%, (1-month SOFR + 4.25%), 12/31/31 ............. United States 428,420 372,404
j
Peraton Corp., First Lien, CME Term Loan, B, 7.513%, (3-month
SOFR + 3.75%), 2/01/28 ............................ United States 1,388,184 1,256,307
j
Plano HoldCo, Inc., First Lien, Closing Date CME Term Loan,
7.232%, (3-month SOFR + 3.5%), 10/02/31 .............. United States 329,167 260,042
j
Tempo Acquisition LLC, First Lien, Seventh Incremental CME
Term Loan, 5.394%, (1-month SOFR + 1.75%), 8/31/28 ..... United States 86,082 73,009
4,418,639
a a a a a a
j
Machinery 0.3%
Columbus McKinnon Corp., First Lien, Initial CME Term Loan,
7.232%, (3-month SOFR + 3.5%), 2/03/33 ............... United States 63,934 63,895

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Machinery (continued)
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1,
6.377%, (6-month SOFR + 2.75%), 4/30/30 .............. Germany 680,244 $ 683,999
747,894
a a a a a a
j
Media 1.3%
Cengage Learning, Inc., First Lien, 2026 Refinancing CME Term
Loan, 6.644%, (1-month SOFR + 3; 3-month SOFR + 3),
3/24/31 ......................................... United States 831,146 823,641
g
Dotdash Meredith, Inc., First Lien, CME Term Loan, B2, 7.12%,
(1-month SOFR + 3.5%), 6/16/32 ...................... United States 400,000 378,374
Gray Media, Inc., First Lien, CME Term Loan, D, 6.735%,
(1-month SOFR + 3%), 12/01/28 ...................... United States 155,756 155,981
McGraw-Hill Education, Inc., First Lien, CME Term Loan, B,
6.394%, (1-month SOFR + 2.75%), 8/06/31 .............. United States 287,628 289,305
Univision Communications, Inc., First Lien, 2024 Replacement
CME Term Loan, 7.258%, (1-month SOFR + 3.5%), 1/23/29 .. United States 686,000 682,357
Univision Communications, Inc., First Lien, Initial CME Term Loan,
7.008%, (1-month SOFR + 3.25%), 1/31/29 .............. United States 327,840 326,774
Virgin Media Bristol LLC, First Lien, Advance CME Term Loan, Q,
6.99%, (1-month SOFR + 3.25%), 1/31/29 ............... United States 762,949 732,954
3,389,386
a a a a a a
j
Oil, Gas & Consumable Fuels 0.5%
Apro LLC, First Lien, Initial CME Term Loan, 7.374%, (1-month
SOFR + 3.75%), 7/09/31 ............................ United States 395,970 397,124
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan, 6.954%, (6-month SOFR + 3.25%), 4/11/33 ......... United States 765,369 768,507
1,165,631
a a a a a a
Paper & Forest Products 0.2%
j
Magnera Corp., First Lien, CME Term Loan, 7.894%, (1-month
SOFR + 4.25%), 11/04/31 ........................... United States 539,675 537,765
j
Passenger Airlines 1.0%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.925%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 465,977 466,087
American Airlines, Inc., First Lien, Initial CME Term Loan, 5.907%,
(3-month SOFR + 2.25%), 6/04/29 ..................... United States 484,000 476,513
United Airlines, Inc., First Lien, CME Term Loan, B, 5.403%,
(1-month SOFR + 1.75%), 2/24/31 ..................... United States 493,447 493,600
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 6.482%,
(3-month SOFR + 2.75%), 2/14/31 ..................... Canada 1,177,798 1,144,778
2,580,978
a a a a a a
j
Personal Care Products 0.3%
Knowlton Development Corp., Inc., First Lien, Dollar CME Term
Loan, 7.144%, (1-month SOFR + 3.5%), 8/15/28 .......... Canada 88,015 88,082
OPAL US LLC, First Lien, CME Term Loan, B6, 6.232%, (3-month
SOFR + 2.5%), 4/28/32 ............................. United States 694,759 695,130
783,212
a a a a a a
j
Pharmaceuticals 0.3%
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.37%, (1-month SOFR + 3.75%), 4/23/31 ...... United States 511,974 512,933
g
Padagis LLC, First Lien, CME Term Loan, B, 8.689%, (3-month
SOFR + 4.75%), 7/06/28 ............................ United States 200,000 190,000

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Pharmaceuticals (continued)
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.156%, (3-month SOFR + 2.5%), 12/04/31 ..... United States 170,693 $ 170,733
873,666
a a a a a a
j
Professional Services 0.7%
CHG Healthcare Services, Inc., First Lien, Amendment No. 8
Refinancing CME Term Loan, 6.657%, (3-month SOFR + 3%),
9/29/31 ......................................... United States 554,673 555,513
CoreLogic, Inc., First Lien, Initial CME Term Loan, 7.258%,
(1-month SOFR + 3.5%), 6/02/28 ...................... United States 586,656 580,790
Ensemble RCM LLC, First Lien, Closing Date CME Term Loan,
6.663%, (3-month SOFR + 3%), 2/09/33 ................ United States 440,955 439,742
Ingenovis Health, Inc., First Lien, Initial CME Term Loan, 8.906%,
(3-month SOFR + 5.25%), 5/27/32 ..................... United States 258,875 186,066
1,762,111
a a a a a a
Real Estate Management & Development 0.0%
†
j
Greystar Real Estate Partners LLC, First Lien, CME Term Loan,
B4, 5.917%, (3-month SOFR + 2.25%), 8/21/30 ........... United States 123,250 123,404
Semiconductors & Semiconductor Equipment 0.2%
j
Altar Bidco, Inc., First Lien, CME Term Loan, 6.858%, (12-month
SOFR + 3.35%), 2/01/29 ............................ United States 398,961 399,252
j
Software 5.1%
Boxer Parent Co., Inc., First Lien, 2031 Replacement Dollar CME
Term Loan, 6.416%, (3-month SOFR + 2.75%), 7/30/31 ..... United States 1,189,496 1,075,132
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan, 6.95%, (3-month SOFR + 3.25%), 7/06/29 .......... United States 1,235,396 641,479
Cloud Software Group, Inc., First Lien, Incremental CME Term
Loan, B, 6.95%, (3-month SOFR + 3.25%), 3/21/31 ........ United States 860,903 757,595
Cloudera, Inc., First Lien, Initial CME Term Loan, 7.494%,
(1-month SOFR + 3.75%), 10/09/28 .................... United States 461,372 360,117
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan, 7.375%,
(1-month SOFR + 3.75%), 12/09/31 .................... United States 313,539 300,082
ConnectWise LLC, First Lien, Initial CME Term Loan, 7.494%,
(3-month SOFR + 3.5%), 9/29/28 ...................... United States 259,713 239,869
g
CoreWeave Financing DDTL V LLC, First Lien, Delayed Draw
CME Term Loan, 8.1%, (1-day SOFR + 4.5%), 11/17/31 ..... United States 20,675 21,119
Dayforce Bidco LLC, First Lien, Initial CME Term Loan, 6.663%,
(3-month SOFR + 3%), 2/04/33 ....................... United States 1,000,000 914,720
ECI Macola/Max Holding LLC, First Lien, 2025 Repricing CME
Term Loan, 6.482%, (3-month SOFR + 2.75%), 5/09/30 ..... United States 600,390 572,373
Epicor Software Corp., First Lien, CME Term Loan, E, 6.394%,
(1-month SOFR + 2.75%), 5/30/31 ..................... United States 1,229,874 1,178,219
Genesys Cloud Services, Inc., First Lien, 2025 Dollar CME Term
Loan, 6.144%, (1-month SOFR + 2.5%), 1/30/32 .......... United States 984,179 944,950
IGT Holding IV AB, First Lien, CME Term Loan, B8, 6.732%,
(3-month SOFR + 3%), 9/02/31 ....................... Sweden 508,296 498,608
Imprivata, Inc., First Lien, 2025 Refinancing CME Term Loan,
6.732%, (3-month SOFR + 3%), 12/01/27 ................ United States 284,368 284,682
g
Imprivata, Inc., First Lien, 2026 CME Term Loan, B, 8.086%,
(12-month SOFR + 4.25%), 12/03/29 ................... United States 67,524 67,599
KnowBe4, Inc., First Lien, CME Term Loan, 7.413%, (3-month
SOFR + 3.75%), 7/23/32 ............................ United States 187,031 146,820
McAfee Corp., First Lien, CME Term Loan, B1, 6.644%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 1,226,330 1,093,273

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Software (continued)
Mermaid Bidco, Inc., First Lien, USD CME Term Loan, B, 6.908%,
(3-month SOFR + 3.25%), 7/03/31 ..................... United States 65,703 $ 63,759
Oceankey US II Corp., First Lien, Initial CME Term Loan, 7.244%,
(1-month SOFR + 3.5%), 12/15/28 ..................... United States 295,373 283,816
g
PointClickCare Technologies, Inc., First Lien, 2025 CME Term
Loan, 6.413%, (3-month SOFR + 2.75%), 11/03/31 ........ Canada 380,952 379,968
Project Boost Purchaser LLC, First Lien, Initial CME Term Loan,
6.482%, (3-month SOFR + 2.75%), 7/16/31 .............. United States 349,944 341,395
Proofpoint, Inc., First Lien, 2024 Refinancing CME Term Loan,
6.732%, (3-month SOFR + 3%), 8/31/28 ................ United States 447,777 433,130
Rocket Software, Inc., First Lien, CME Term Loan, 7.508%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 596,580 568,299
Sovos Compliance LLC, First Lien, Amendment No. 3
Replacement CME Term Loan, 6.894%, (1-month SOFR +
3.25%), 8/13/29 ................................... United States 610,007 573,312
Tuple US Bidco LLC, First Lien, USD CME Term Loan, B1,
7.385%, (6-month SOFR + 3.75%), 1/14/33 .............. United States 245,904 236,068
UKG, Inc., First Lien, Initial CME Term Loan, 5.913%, (3-month
SOFR + 2.25%), 2/10/31 ............................ United States 637,628 601,979
Zelis Payments Buyer, Inc., First Lien, Amendment No. 5 CME
Term Loan, 6.894%, (1-month SOFR + 3.25%), 11/26/31 .... United States 463,926 453,634
13,031,997
a a a a a a
j
Specialty Retail 1.2%
AIP RD Buyer Corp., First Lien, CME Term Loan, 7.144%,
(1-month SOFR + 3.5%), 12/23/30 ..................... United States 101,021 99,738
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan, 6.168%,
(3-month SOFR + 2.5%), 9/17/32 ...................... United States 361,794 362,517
Great Outdoors Group LLC, First Lien, CME Term Loan, B,
6.894%, (1-month SOFR + 3.25%), 1/23/32 .............. United States 810,807 814,355
Petco Health & Wellness Co., Inc., First Lien, 2026 CME Term
Loan, 7.982%, (3-month SOFR + 4.25%), 1/31/31 ......... United States 479,400 474,357
PetSmart LLC, First Lien, Initial CME Term Loan, 7.652%,
(1-month SOFR + 4%), 8/18/32 ....................... United States 399,000 399,084
RealTruck Group, Inc., First Lien, Second Out CME Term Loan, A,
8.648%, (3-month SOFR + 4.75%), 1/31/31 .............. United States 393,063 245,271
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
6.894%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 666,660 666,440
3,061,762
a a a a a a
j
Textiles, Apparel & Luxury Goods 0.6%
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1,
6.394%, (1-month SOFR + 2.75%), 9/13/32 .............. United States 30,177 30,376
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.163%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 1,306,638 1,020,053
Varsity Brands, Inc., First Lien, 2025-2 Replacement CME Term
Loan, 6.482%, (3-month SOFR + 2.75%), 8/26/31 ......... United States 445,358 446,512
1,496,941
a a a a a a
Trading Companies & Distributors 0.1%
j
QXO Building Products, Inc., First Lien, CME Term Loan, B,
5.62%, (1-month SOFR + 2%), 4/30/32 ................. United States 35,979 35,965
g
5.842%, (12-month SOFR + 2%), 6/03/33 ................ United States 266,667 266,407
302,372
a a a a a a

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
Water Utilities 0.0%
†
j
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
5.902%, (3-month SOFR + 2.25%), 10/01/32 ............. United States 119,033 $ 119,555
Wireless Telecommunication Services 0.0%
†
j
Crown Subsea Communications Holding, Inc., First Lien, 2026
CME Term Loan, 6.62%, (1-month SOFR + 3%), 1/30/31 .... United States 128,019 128,574
Total Senior Floating Rate Interests (Cost $96,841,513) ........................
92,794,596
l
Marketplace Loans 17.9%
b
Financial Services 17.9%
a a a a a a
Total Marketplace Loans (Cost $53,103,566) ..................................
46,044,198
Asset-Backed Securities 8.1%
Capital Markets 0.0%
†
d,j
Merrill Lynch Mortgage Investors Trust , 2003-OPT1 , B2 , FRN ,
7.888% , ( 1-month SOFR + 4.239% ), 7/25/34 . ............. United States 33,301 22,649
Commercial Services & Supplies 0.6%
c,j
Juniper Valley Park CLO Ltd. , 2023-1A , ARR , 144A, FRN ,
4.755% , ( 3-month SOFR + 1.08% ), 7/20/36 . .............. Jersey 1,400,000 1,400,350
Financial Services 7.5%
c,j
Balboa Bay Loan Funding Ltd. , 2022-1A , AR , 144A, FRN ,
4.865% , ( 3-month SOFR + 1.19% ), 4/20/37 . .............. United States 1,400,000 1,401,700
c,j
Barings CLO Ltd. , 2021-3A , AR , 144A, FRN , 4.805% , ( 3-month
SOFR + 1.13% ), 1/18/35 . ............................ United States 1,400,000 1,401,494
c,j
BlueMountain CLO XXVI Ltd. , 2019-26A , CR2 , 144A, FRN ,
5.488% , ( 3-month SOFR + 1.85% ), 10/20/34 . ............. United States 1,000,000 1,000,000
c,j
BlueMountain CLO XXXI Ltd. , 2021-31A , D , 144A, FRN , 6.937% ,
( 3-month SOFR + 3.262% ), 4/19/34 . ................... United States 1,000,000 995,038
c,j
BlueMountain CLO XXXIV Ltd. , 2022-34A , AR , 144A, FRN ,
4.825% , ( 3-month SOFR + 1.15% ), 4/20/35 . .............. United States 1,000,000 1,000,511
c,j
Carlyle US CLO Ltd. ,
2017-2A, D1R2, 144A, FRN, 7.225%, (3-month SOFR +
3.55%), 7/20/37 ................................... United States 2,000,000 2,019,613
g
2017-2AR, D1R3, 144A, FRN, Zero Cpn., (3-month SOFR +
2.7%), 7/20/37 .................................... United States 2,000,000 2,002,000
2019-1A, BR2, 144A, FRN, 5.275%, (3-month SOFR + 1.6%),
4/20/31 ......................................... United States 1,500,000 1,505,565
c,j
Elmwood CLO 25 Ltd. , 2024-1A , CR , 144A, FRN , 5.39% ,
( 3-month SOFR + 1.75% ), 4/17/37 . .................... United States 1,750,000 1,754,967
c,j
Madison Park Funding L Ltd. , 2021-50A , AR , 144A, FRN , 4.645% ,
( 3-month SOFR + 0.97% ), 4/19/34 . .................... United States 1,100,000 1,101,199
d,j
Morgan Stanley ABS Capital I, Inc. Trust , 2003-NC10 , B1 , FRN ,
8.713% , ( 1-month SOFR + 5.064% ), 10/25/33 . ............ United States 70,730 92,245
c,j
Neuberger Berman Loan Advisers CLO 41 Ltd. , 2021-41A , AR ,
144A, FRN , 4.723% , ( 3-month SOFR + 1.05% ), 4/15/34 . .... United States 1,425,000 1,425,678
c,j
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , AR2 ,
144A, FRN , 4.666% , ( 3-month SOFR + 1% ), 10/23/36 . ...... Jersey 1,400,000 1,400,966
c,g,j
Northwoods Capital Ltd. , 2018-11BAR , D1R2 , 144A, FRN , Zero
Cpn., ( 3-month SOFR + 3.55% ), 7/19/37 . ................ United States 1,000,000 1,001,000
c,j
Octagon 57 Ltd. , 2021-1A , AR , 144A, FRN , 4.743% , ( 3-month
SOFR + 1.07% ), 10/15/34 . ........................... United States 1,175,000 1,175,601

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d,j
Structured Asset Investment Loan Trust , 2003-BC2 , M3 , FRN ,
8.638% , ( 1-month SOFR + 4.989% ), 4/25/33 . ............. United States 13,987 $ 17,986
19,295,563
a a a a a a
Total Asset-Backed Securities (Cost $20,654,339) .............................
20,718,562
Mortgage-Backed Securities 20.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.9%
d
FHLMC Gold Pool, 20 Year, 6.5%, 8/01/27 ................ United States 3,980 4,124
d
FHLMC Gold Pool, 30 Year, 3.5%, 3/01/45 ................ United States 7,069 6,584
d
FHLMC Gold Pool, 30 Year, 3.5%, 12/01/48 ............... United States 1,310,291 1,208,947
d
FHLMC Gold Pool, 30 Year, 4%, 5/01/48 .................. United States 902,872 850,899
d
FHLMC Gold Pool, 30 Year, 6%, 7/01/28 - 11/01/36 .......... United States 121,146 125,531
d
FHLMC Gold Pool, 30 Year, 6.5%, 3/01/38 ................ United States 4,021 4,222
d
FHLMC Gold Pool, 30 Year, 7%, 9/01/27 .................. United States 2,246 2,375
d
FHLMC Gold Pool, 30 Year, 8.5%, 7/01/31 ................ United States 16,489 17,283
FHLMC Pool, 30 Year, 5%, 12/01/54 ..................... United States 7,847,706 7,734,749
9,954,714
m
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 5.54%, (6-month Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 6/01/32 .................... United States 5,572 5,622
Federal National Mortgage Association (FNMA) Fixed Rate 9.6%
FNMA, 3.5%, 7/01/56 ................................ United States 314,036 282,851
d
FNMA, 15 Year, 2%, 9/01/35 ........................... United States 557,444 509,781
d
FNMA, 15 Year, 3%, 8/01/27 ........................... United States 482 477
d
FNMA, 20 Year, 4.5%, 9/01/29 ......................... United States 4,296 4,278
d
FNMA, 30 Year, 3%, 10/01/50 .......................... United States 2,000,939 1,752,171
d
FNMA, 30 Year, 3.5%, 1/01/45 - 6/01/45 .................. United States 321,362 299,135
d
FNMA, 30 Year, 4%, 10/01/47 .......................... United States 1,373,557 1,305,357
d
FNMA, 30 Year, 4%, 11/01/44 - 1/01/48 ................... United States 423,532 401,724
d
FNMA, 30 Year, 4.5%, 3/01/44 ......................... United States 548 537
d
FNMA, 30 Year, 5%, 5/01/38 - 7/01/39 .................... United States 87,984 88,775
d
FNMA, 30 Year, 5.5%, 6/01/37 ......................... United States 92,531 95,159
d
FNMA, 30 Year, 5.5%, 3/01/54 ......................... United States 6,295,766 6,345,922
FNMA, 30 Year, 5.5%, 12/01/55 ......................... United States 7,406,294 7,436,681
d
FNMA, 30 Year, 6%, 4/01/33 - 6/01/38 .................... United States 189,560 198,196
d
FNMA, 30 Year, 6.5%, 8/01/32 ......................... United States 23,399 24,232
n
Uniform Mortgage-Backed Securities, 5.5%, TBA, 8/25/56 ..... United States 3,010,000 3,015,620
n
Uniform Mortgage-Backed Securities, 6%, TBA, 8/25/56 ...... United States 2,950,000 3,006,300
24,767,196
Government National Mortgage Association (GNMA) Fixed Rate 7.4%
d
GNMA I, Single-family, 30 Year, 6.5%, 6/15/31 - 12/15/33 ...... United States 98,853 100,835
d
GNMA II, Single-family, 30 Year, 3.5%, 12/20/49 ............ United States 520,823 474,984
n
GNMA II, Single-family, 30 Year, 5.5%, 8/15/56 ............. United States 9,220,000 9,254,502
n
GNMA II, Single-family, 30 Year, 6%, 8/15/56 ............... United States 9,060,000 9,234,423
d
GNMA II, Single-family, 30 Year, 7%, 1/20/29 ............... United States 2,022 2,088
d
GNMA II, Single-family, 30 Year, 8%, 1/20/28 - 10/20/31 ...... United States 13,758 14,153
19,080,985
Total Mortgage-Backed Securities (Cost $54,824,327) ..........................
53,808,517

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds 0.2%
Arizona 0.2%
c
Maricopa County Industrial Development Authority , Grand Canyon
University Obligated Group , Revenue , 144A, 2024 , 7.375% ,
10/01/29 ........................................ United States 375,000 $ 391,727
Total Municipal Bonds (Cost $376,659) .......................................
391,727
Shares
a
Escrows and Litigation Trusts 0.0%
a,b
All Day Electric, Inc., Escrow Account .................... United States 160 —
a,b
Endo GUC Trust, Escrow Account ....................... United States 82,310 —
Total Escrows and Litigation Trusts (Cost $–) .................................
—
Total Long Term Investments (Cost $382,075,965) .............................
366,893,508
a
Short Term Investments 3.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.8%
o,p
Franklin Institutional U.S. Government Money Market Fund,
3.597% ......................................... United States 9,730,464 9,730,464
Total Money Market Funds (Cost $9,730,464) .................................
9,730,464
Total Short Term Investments (Cost $9,730,464 ) ...............................
9,730,464
a
Total Investments (Cost $391,806,429) 146.5% ................................
$376,623,972
q
Credit Facility (37.9)% ......................................................
(97,500,000)
Other Assets, less Liabilities (8.6)% .........................................
(21,964,270)
Net Assets 100.0% .........................................................
$257,159,702
a a a

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 138 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $167,391,714, representing 65.1% of net assets.
d
A portion or all of the security is pledged as collateral in connection with the Fund’s credit facility.
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
The rate shown represents the yield at period end.
i
See Note 1(e) regarding senior floating rate interests.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
See Note 8 regarding unfunded loan commitments.
l
See Note 1(f) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
m
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
n
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
o
See Note 4(c) regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day effective yield at period end.
q
See Note 3 regarding credit facility.

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited), June 30, 2026
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2026, the Fund had the following marketplace loans outstanding. See Note 1(f).
Description
Principal
Amount Value
Marketplace Loans - 17.9%
Block, Inc.
a
8674072.SQ.FTS.B, 4.717%, 7/30/26 .... $ 7,921 $ 5,534
a,b
8672633.SQ.FTS.B, 4.923%, 7/30/26 .... 697 11
a
8674644.SQ.FTS.B, 5.338%, 7/30/26 .... 2,016 1,380
a
8673307.SQ.FTS.B, 5.595%, 7/30/26 .... 394 350
a,b
8677765.SQ.FTS.B, 4.717%, 7/31/26 .... 8,279 4,541
a
8678042.SQ.FTS.B, 4.717%, 7/31/26 .... 7,356 5,306
a
8679727.SQ.FTS.B, 4.72%, 7/31/26 ..... 916 776
a,b
8675880.SQ.FTS.B, 6.443%, 7/31/26 .... 1,484 35
a,b
8677487.SQ.FTS.B, 6.448%, 7/31/26 .... 28,028 344
a
8680154.SQ.FTS.B, 4.717%, 8/01/26 .... 3,589 2,735
a
8680779.SQ.FTS.B, 4.719%, 8/01/26 .... 786 733
a
8680592.SQ.FTS.B, 5.351%, 8/01/26 .... 2,429 1,520
a,b
8680760.SQ.FTS.B, 5.616%, 8/01/26 .... 877 16
a
8681754.SQ.FTS.B, 6.101%, 8/02/26 .... 579 303
a
8681406.SQ.FTS.B, 6.449%, 8/02/26 .... 432 311
a,b
8681518.SQ.FTS.B, 6.453%, 8/02/26 .... 2,256 69
a
8686777.SQ.FTS.B, 4.717%, 8/03/26 .... 2,353 1,733
a
8687207.SQ.FTS.B, 4.718%, 8/03/26 .... 1,649 1,562
a
8684467.SQ.FTS.B, 4.719%, 8/03/26 .... 3,669 2,902
a,b
8686960.SQ.FTS.B, 5.031%, 8/03/26 .... 6,243 208
a
8685570.SQ.FTS.B, 5.591%, 8/03/26 .... 454 335
a,b
8686239.SQ.FTS.B, 5.914%, 8/03/26 .... 8,936 5,411
a
8687166.SQ.FTS.B, 6.444%, 8/03/26 .... 638 452
a,b
8691252.SQ.FTS.B, 4.934%, 8/04/26 .... 593 11
a
8692292.SQ.FTS.B, 5.031%, 8/04/26 .... 3,457 2,805
a,b
8687514.SQ.FTS.B, 5.348%, 8/04/26 .... 12,448 5,444
a,b
8692856.SQ.FTS.B, 6.445%, 8/04/26 .... 4,505 89
a,b
8690231.SQ.FTS.B, 6.45%, 8/04/26 ..... 4,689 2,572
a,b
8691057.SQ.FTS.B, 6.451%, 8/04/26 .... 1,988 28
a
8697206.SQ.FTS.B, 5.341%, 8/05/26 .... 763 533
a
8695717.SQ.FTS.B, 6.095%, 8/05/26 .... 2,011 936
a
8698352.SQ.FTS.B, 6.439%, 8/05/26 .... 473 277
a
8701858.SQ.FTS.B, 6.294%, 8/06/26 .... 907 517
a,b
8710592.SQ.FTS.B, 5.027%, 8/07/26 .... 1,548 706
a
8709944.SQ.FTS.B, 6.092%, 8/07/26 .... 1,015 692
a,b
8709725.SQ.FTS.B, 6.442%, 8/07/26 .... 332 195
a
8711907.SQ.FTS.B, 4.721%, 8/09/26 .... 1,866 1,484
a,b
8712295.SQ.FTS.B, 5.031%, 8/09/26 .... 5,916 235
a
8712421.SQ.FTS.B, 5.586%, 8/09/26 .... 459 307
a,b
8712036.SQ.FTS.B, 5.899%, 8/09/26 .... 737 31
a
8714584.SQ.FTS.B, 6.099%, 8/10/26 .... 402 259
a,b
8716827.SQ.FTS.B, 6.104%, 8/10/26 .... 2,119 52
a,b
8717411.SQ.FTS.B, 6.439%, 8/10/26 .... 892 21
a
8716970.SQ.FTS.B, 6.45%, 8/10/26 ..... 2,113 1,254
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
8720068.SQ.FTS.B, 5.911%, 8/11/26 .... $ 29,932 $ 740
a
8722921.SQ.FTS.B, 5.66%, 8/12/26 ..... 221 126
a
8732659.SQ.FTS.B, 4.715%, 8/13/26 .... 4,662 3,401
a
8731110.SQ.FTS.B, 4.717%, 8/13/26 .... 1,695 1,236
a
8732958.SQ.FTS.B, 4.717%, 8/13/26 .... 1,941 1,758
a
8731254.SQ.FTS.B, 5.031%, 8/13/26 .... 714 563
a,b
8735076.SQ.FTS.B, 6.103%, 8/13/26 .... 1,322 625
a,b
8732814.SQ.FTS.B, 6.289%, 8/13/26 .... 2,158 32
a,b
8731734.SQ.FTS.B, 6.449%, 8/13/26 .... 1,282 36
a,b
8738044.SQ.FTS.B, 5.031%, 8/14/26 .... 12,511 218
a
8736986.SQ.FTS.B, 5.349%, 8/14/26 .... 3,898 2,438
a
8737181.SQ.FTS.B, 5.597%, 8/14/26 .... 124 116
a
8739830.SQ.FTS.B, 5.63%, 8/15/26 ..... 1,363 471
a,b
8740604.SQ.FTS.B, 4.715%, 8/16/26 .... 6,686 140
a
8740298.SQ.FTS.B, 6.304%, 8/16/26 .... 35 24
a,b
8741770.SQ.FTS.B, 5.031%, 8/17/26 .... 5,154 213
a
8744514.SQ.FTS.B, 6.122%, 8/18/26 .... 460 304
a,b
8745954.SQ.FTS.B, 6.447%, 8/18/26 .... 3,811 95
a
8749050.SQ.FTS.B, 4.717%, 8/19/26 .... 13,309 10,130
a,b
8748662.SQ.FTS.B, 5.912%, 8/19/26 .... 54,327 754
a
8748330.SQ.FTS.B, 6.11%, 8/19/26 ..... 661 373
a
8747688.SQ.FTS.B, 6.447%, 8/19/26 .... 3,875 2,118
a,b
8750040.SQ.FTS.B, 6.451%, 8/19/26 .... 1,394 52
a
8760663.SQ.FTS.B, 5.341%, 8/21/26 .... 929 689
a,b
8761597.SQ.FTS.B, 4.931%, 8/22/26 .... 2,846 23
a,b
8761792.SQ.FTS.B, 6.449%, 8/22/26 .... 6,259 82
a,b
8762539.SQ.FTS.B, 5.041%, 8/23/26 .... 786 15
a,b
8762704.SQ.FTS.B, 5.34%, 8/23/26 ..... 1,107 817
a,b
8762072.SQ.FTS.B, 6.448%, 8/23/26 .... 12,462 163
a
8767360.SQ.FTS.B, 4.717%, 8/24/26 .... 23,085 16,802
a,b
8765282.SQ.FTS.B, 4.929%, 8/24/26 .... 1,592 895
a,b
8764323.SQ.FTS.B, 6.446%, 8/24/26 .... 7,381 130
a,b
8770437.SQ.FTS.B, 4.719%, 8/25/26 .... 7,781 310
a,b
8771824.SQ.FTS.B, 5.356%, 8/25/26 .... 1,314 29
a
8775795.SQ.FTS.B, 5.909%, 8/26/26 .... 3,978 2,323
a,b
8773519.SQ.FTS.B, 6.289%, 8/26/26 .... 12,595 291
a
8775508.SQ.FTS.B, 6.454%, 8/26/26 .... 1,867 1,137
a,b
8780880.SQ.FTS.B, 4.717%, 8/27/26 .... 6,313 3,570
a
8782555.SQ.FTS.B, 4.72%, 8/27/26 ..... 3,117 2,372
a
8779842.SQ.FTS.B, 5.031%, 8/27/26 .... 577 446
a
8783807.SQ.FTS.B, 5.595%, 8/27/26 .... 2,325 1,717
a,b
8782013.SQ.FTS.B, 6.446%, 8/27/26 .... 25,994 653
a,b
8788129.SQ.FTS.B, 6.297%, 8/28/26 .... 2,306 47
a,b
8786823.SQ.FTS.B, 6.447%, 8/28/26 .... 3,492 90

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8789114.SQ.FTS.B, 5.597%, 9/01/26 .... $ 1,394 $ 746
a,b
8789760.SQ.FTS.B, 6.094%, 9/01/26 .... 4,612 87
a
8789620.SQ.FTS.B, 6.447%, 9/01/26 .... 714 440
a
8790172.SQ.FTS.B, 4.722%, 9/02/26 .... 128 123
a,b
8793066.SQ.FTS.B, 4.937%, 9/03/26 .... 2,425 20
a,b
8790902.SQ.FTS.B, 5.344%, 9/03/26 .... 3,227 1,593
a
8792017.SQ.FTS.B, 5.597%, 9/03/26 .... 1,795 1,195
a
8793458.SQ.FTS.B, 5.597%, 9/03/26 .... 18,623 12,200
a
8793999.SQ.FTS.B, 6.46%, 9/03/26 ..... 646 444
a
8798958.SQ.FTS.B, 5.031%, 9/04/26 .... 709 473
a
8798784.SQ.FTS.B, 5.347%, 9/04/26 .... 1,136 546
a,b
8797767.SQ.FTS.B, 6.443%, 9/04/26 .... 3,165 1,524
a,b
8796879.SQ.FTS.B, 6.447%, 9/04/26 .... 614 10
a
8795309.SQ.FTS.B, 6.448%, 9/04/26 .... 3,233 2,633
a
8799168.SQ.FTS.B, 6.453%, 9/04/26 .... 1,560 942
a
8809654.SQ.FTS.B, 4.715%, 9/06/26 .... 1,949 1,748
a,b
8807369.SQ.FTS.B, 4.717%, 9/06/26 .... 22,289 876
a
8806314.SQ.FTS.B, 5.349%, 9/06/26 .... 3,390 1,516
a
8813216.SQ.FTS.B, 4.723%, 9/07/26 .... 1,363 1,039
a
8816075.SQ.FTS.B, 4.711%, 9/09/26 .... 1,309 999
a
8817077.SQ.FTS.B, 4.728%, 9/10/26 .... 325 301
a,b
8819206.SQ.FTS.B, 5.92%, 9/10/26 ..... 1,351 31
a
8819233.SQ.FTS.B, 6.437%, 9/10/26 .... 234 115
a,b
8823819.SQ.FTS.B, 4.72%, 9/11/26 ..... 3,502 2,495
a
8825701.SQ.FTS.B, 5.35%, 9/12/26 ..... 3,888 1,673
a
8838966.SQ.FTS.B, 4.718%, 9/13/26 .... 4,359 3,365
a,b
8836851.SQ.FTS.B, 5.912%, 9/13/26 .... 24,846 892
a
8839021.SQ.FTS.B, 6.447%, 9/13/26 .... 8,045 6,536
a
8843092.SQ.FTS.B, 4.716%, 9/14/26 .... 1,041 914
a
8841952.SQ.FTS.B, 5.031%, 9/14/26 .... 2,134 1,404
a
8842685.SQ.FTS.B, 5.034%, 9/14/26 .... 116 108
a
8842754.SQ.FTS.B, 5.915%, 9/14/26 .... 392 324
a,b
8842789.SQ.FTS.B, 6.44%, 9/14/26 ..... 1,213 29
a
8846040.SQ.FTS.B, 6.099%, 9/15/26 .... 884 590
a,b
8844207.SQ.FTS.B, 6.313%, 9/15/26 .... 774 12
a
8846318.SQ.FTS.B, 4.719%, 9/16/26 .... 1,052 836
a
8846377.SQ.FTS.B, 4.719%, 9/16/26 .... 3,114 1,936
a,b
8846802.SQ.FTS.B, 4.952%, 9/16/26 .... 1,048 16
a
8846785.SQ.FTS.B, 6.463%, 9/16/26 .... 1,180 455
a,b
8848531.SQ.FTS.B, 5.598%, 9/17/26 .... 10,082 242
a,b
8849329.SQ.FTS.B, 6.444%, 9/17/26 .... 3,112 63
a,b
8856054.SQ.FTS.B, 4.932%, 9/18/26 .... 2,066 29
a
8855848.SQ.FTS.B, 5.031%, 9/18/26 .... 6,556 5,138
a
8857471.SQ.FTS.B, 5.031%, 9/18/26 .... 13,951 9,999
a,b
8854037.SQ.FTS.B, 5.346%, 9/18/26 .... 45,873 967
a
8856216.SQ.FTS.B, 5.346%, 9/18/26 .... 9,833 9,199
Description
Principal
Amount Value
Block, Inc. (continued)
a
8860687.SQ.FTS.B, 6.443%, 9/19/26 .... $ 714 $ 632
a
8867899.SQ.FTS.B, 4.717%, 9/20/26 .... 606 568
a
8867299.SQ.FTS.B, 4.719%, 9/20/26 .... 2,134 1,700
a
8867120.SQ.FTS.B, 5.346%, 9/20/26 .... 1,433 1,263
a,b
8865003.SQ.FTS.B, 5.912%, 9/20/26 .... 15,880 262
a
8872233.SQ.FTS.B, 4.938%, 9/21/26 .... 11,495 6,746
a
8871686.SQ.FTS.B, 5.918%, 9/21/26 .... 266 243
a
8875759.SQ.FTS.B, 4.954%, 9/22/26 .... 442 151
a
8875674.SQ.FTS.B, 5.036%, 9/22/26 .... 1,668 997
a
8875910.SQ.FTS.B, 5.036%, 9/22/26 .... 665 632
a,b
8875261.SQ.FTS.B, 5.616%, 9/22/26 .... 2,425 29
a
8876656.SQ.FTS.B, 5.031%, 9/23/26 .... 1,388 1,298
a
8876920.SQ.FTS.B, 6.447%, 9/23/26 .... 853 341
a,b
8883131.SQ.FTS.B, 4.936%, 9/25/26 .... 1,963 766
a,b
8883687.SQ.FTS.B, 6.098%, 9/25/26 .... 5,822 87
a
8889880.SQ.FTS.B, 4.717%, 9/26/26 .... 33,117 25,695
a
8887086.SQ.FTS.B, 5.353%, 9/26/26 .... 363 330
a,b
8890694.SQ.FTS.B, 5.909%, 9/26/26 .... 9,884 113
a,b
8889437.SQ.FTS.B, 6.454%, 9/26/26 .... 1,798 935
a
8897971.SQ.FTS.B, 4.719%, 9/27/26 .... 4,638 4,046
a
8897924.SQ.FTS.B, 5.351%, 9/27/26 .... 2,392 1,004
a
8897962.SQ.FTS.B, 5.586%, 9/27/26 .... 1,126 695
a
8901066.SQ.FTS.B, 5.345%, 9/28/26 .... 3,344 2,384
a,b
8900831.SQ.FTS.B, 5.598%, 9/28/26 .... 6,216 214
a,b
8901624.SQ.FTS.B, 6.28%, 9/28/26 ..... 2,726 40
a
8903915.SQ.FTS.B, 6.447%, 9/29/26 .... 363 265
a,b
8905890.SQ.FTS.B, 5.616%, 9/30/26 .... 740 11
a
8904640.SQ.FTS.B, 6.102%, 9/30/26 .... 2,676 1,792
a,b
8907137.SQ.FTS.B, 6.447%, 9/30/26 .... 2,376 61
a
8913820.SQ.FTS.B, 4.717%, 10/01/26 ... 5,499 4,068
a
8913957.SQ.FTS.B, 5.031%, 10/01/26 ... 10,166 7,805
a
8911274.SQ.FTS.B, 5.352%, 10/01/26 ... 748 695
a,b
8910246.SQ.FTS.B, 6.091%, 10/01/26 ... 1,294 29
a,b
8911064.SQ.FTS.B, 6.445%, 10/01/26 ... 2,747 42
a,b
8912126.SQ.FTS.B, 6.447%, 10/01/26 ... 7,218 155
a
8915304.SQ.FTS.B, 4.718%, 10/02/26 ... 14,207 11,465
a
8918745.SQ.FTS.B, 5.031%, 10/02/26 ... 4,837 3,723
a
8914928.SQ.FTS.B, 6.296%, 10/02/26 ... 773 275
a
8916613.SQ.FTS.B, 6.447%, 10/02/26 ... 1,458 505
a
8924167.SQ.FTS.B, 4.717%, 10/03/26 ... 4,776 4,468
a
8925319.SQ.FTS.B, 4.718%, 10/03/26 ... 422 406
a,b
8925420.SQ.FTS.B, 4.962%, 10/03/26 ... 574 12
a
8927324.SQ.FTS.B, 4.717%, 10/04/26 ... 8,577 6,695
a
8928418.SQ.FTS.B, 4.717%, 10/04/26 ... 1,640 1,590
a
8929323.SQ.FTS.B, 4.721%, 10/04/26 ... 1,512 1,075
a
8928211.SQ.FTS.B, 5.031%, 10/04/26 ... 1,682 1,515

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
8929651.SQ.FTS.B, 5.035%, 10/04/26 ... $ 1,622 $ 685
a
8926716.SQ.FTS.B, 5.352%, 10/04/26 ... 1,127 815
a
8928058.SQ.FTS.B, 6.447%, 10/04/26 ... 1,213 802
a
8928581.SQ.FTS.B, 6.448%, 10/04/26 ... 1,144 669
a,b
8928687.SQ.FTS.B, 6.453%, 10/04/26 ... 4,140 2,038
a,b
8927594.SQ.FTS.B, 6.463%, 10/04/26 ... 1,646 23
a
8935775.SQ.FTS.B, 4.952%, 10/07/26 ... 919 462
a
8934661.SQ.FTS.B, 5.026%, 10/07/26 ... 28 27
a
8934327.SQ.FTS.B, 5.346%, 10/07/26 ... 1,334 1,174
a
8934694.SQ.FTS.B, 5.35%, 10/07/26 .... 563 524
a,b
8935085.SQ.FTS.B, 5.597%, 10/07/26 ... 14,772 339
a
8935607.SQ.FTS.B, 6.095%, 10/07/26 ... 945 787
a
8935698.SQ.FTS.B, 6.1%, 10/07/26 ..... 718 523
a
8935582.SQ.FTS.B, 6.289%, 10/07/26 ... 294 174
a,b
8936375.SQ.FTS.B, 6.442%, 10/07/26 ... 4,163 86
a
8937160.SQ.FTS.B, 4.715%, 10/08/26 ... 427 400
a,b
8937695.SQ.FTS.B, 4.717%, 10/08/26 ... 16,740 7,526
a
8939134.SQ.FTS.B, 4.717%, 10/08/26 ... 18,243 9,710
a
8940084.SQ.FTS.B, 4.717%, 10/08/26 ... 10,405 9,909
a,b
8938614.SQ.FTS.B, 6.1%, 10/08/26 ..... 29,496 15,467
a,b
8942705.SQ.FTS.B, 4.718%, 10/09/26 ... 29,763 452
a,b
8943820.SQ.FTS.B, 4.938%, 10/09/26 ... 13,560 253
a,b
8943814.SQ.FTS.B, 5.031%, 10/09/26 ... 1,119 16
a,b
8944457.SQ.FTS.B, 5.347%, 10/09/26 ... 12,682 386
a
8941468.SQ.FTS.B, 5.907%, 10/09/26 ... 787 671
a
8943618.SQ.FTS.B, 6.439%, 10/09/26 ... 592 427
a
8941143.SQ.FTS.B, 6.449%, 10/09/26 ... 775 618
a
8950632.SQ.FTS.B, 4.717%, 10/10/26 ... 2,293 1,964
a
8950425.SQ.FTS.B, 5.637%, 10/10/26 ... 305 209
a,b
8949998.SQ.FTS.B, 6.289%, 10/10/26 ... 1,169 378
a
8954264.SQ.FTS.B, 5.346%, 10/11/26 ... 10,535 7,159
a,b
8956245.SQ.FTS.B, 5.346%, 10/11/26 ... 12,354 270
a,b
8953403.SQ.FTS.B, 5.597%, 10/11/26 ... 2,237 62
a
8953819.SQ.FTS.B, 5.6%, 10/11/26 ..... 3,062 2,024
a,b
8955682.SQ.FTS.B, 5.623%, 10/11/26 ... 3,813 25
a
8952934.SQ.FTS.B, 6.104%, 10/11/26 ... 365 331
a
8956813.SQ.FTS.B, 6.11%, 10/11/26 .... 511 188
a
8957766.SQ.FTS.B, 5.593%, 10/12/26 ... 489 331
a,b
8957569.SQ.FTS.B, 6.448%, 10/12/26 ... 3,925 84
a
8958087.SQ.FTS.B, 6.457%, 10/13/26 ... 1,635 918
a,b
8963849.SQ.FTS.B, 5.632%, 10/14/26 ... 7,180 85
a
8964246.SQ.FTS.B, 6.092%, 10/14/26 ... 708 450
a,b
8968412.SQ.FTS.B, 6.091%, 10/15/26 ... 1,620 37
a,b
8967085.SQ.FTS.B, 6.101%, 10/15/26 ... 3,972 1,211
a
8968503.SQ.FTS.B, 6.101%, 10/15/26 ... 3,720 2,440
a
8971564.SQ.FTS.B, 4.718%, 10/16/26 ... 6,636 4,971
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
8973251.SQ.FTS.B, 5.031%, 10/16/26 ... $ 40,783 $ 1,077
a
8969983.SQ.FTS.B, 5.346%, 10/16/26 ... 7,946 5,011
a,b
8971762.SQ.FTS.B, 5.912%, 10/16/26 ... 70,854 1,454
a,b
8980256.SQ.FTS.B, 5.346%, 10/17/26 ... 27,673 18,136
a,b
8979093.SQ.FTS.B, 5.597%, 10/17/26 ... 8,631 225
a
8978811.SQ.FTS.B, 5.911%, 10/17/26 ... 4,104 3,579
a
8983642.SQ.FTS.B, 4.717%, 10/18/26 ... 7,249 4,928
a
8983194.SQ.FTS.B, 4.729%, 10/18/26 ... 659 580
a,b
8984792.SQ.FTS.B, 5.603%, 10/18/26 ... 2,902 64
a
8983217.SQ.FTS.B, 6.447%, 10/18/26 ... 215 195
a
8985782.SQ.FTS.B, 5.338%, 10/19/26 ... 1,321 857
a
8986178.SQ.FTS.B, 5.599%, 10/19/26 ... 1,838 1,241
a
8985499.SQ.FTS.B, 6.089%, 10/19/26 ... 1,048 760
a
8985936.SQ.FTS.B, 6.445%, 10/19/26 ... 7,485 4,348
a
8986078.SQ.FTS.B, 6.447%, 10/19/26 ... 1,169 732
a
8985807.SQ.FTS.B, 6.468%, 10/19/26 ... 108 89
a
8990253.SQ.FTS.B, 4.718%, 10/21/26 ... 713 695
a
8989804.SQ.FTS.B, 4.722%, 10/21/26 ... 1,168 1,063
a
8990399.SQ.FTS.B, 5.353%, 10/21/26 ... 58 57
a
8988877.SQ.FTS.B, 5.594%, 10/21/26 ... 1,206 574
a
8989674.SQ.FTS.B, 6.454%, 10/21/26 ... 1,854 1,108
a,b
8994465.SQ.FTS.B, 5.912%, 10/22/26 ... 5,176 4,744
a,b
8997888.SQ.FTS.B, 4.714%, 10/23/26 ... 3,186 2,195
a,b
8998994.SQ.FTS.B, 4.719%, 10/23/26 ... 12,653 281
a,b
8998493.SQ.FTS.B, 4.72%, 10/23/26 .... 11,313 207
a
8996591.SQ.FTS.B, 5.026%, 10/23/26 ... 1,106 774
a
8996344.SQ.FTS.B, 5.031%, 10/23/26 ... 2,494 2,001
a
8997979.SQ.FTS.B, 5.342%, 10/23/26 ... 1,600 1,279
a,b
9000255.SQ.FTS.B, 5.346%, 10/23/26 ... 3,001 1,246
a,b
8999281.SQ.FTS.B, 6.445%, 10/23/26 ... 3,587 50
a
9006116.SQ.FTS.B, 4.717%, 10/24/26 ... 8,477 5,721
a
9006015.SQ.FTS.B, 5.603%, 10/24/26 ... 1,428 937
a
9007123.SQ.FTS.B, 6.443%, 10/24/26 ... 3,950 2,438
a,b
9003502.SQ.FTS.B, 6.445%, 10/24/26 ... 2,831 73
a,b
9007774.SQ.FTS.B, 6.447%, 10/24/26 ... 5,541 117
a,b
9005020.SQ.FTS.B, 6.448%, 10/24/26 ... 6,055 160
a
9010254.SQ.FTS.B, 5.636%, 10/25/26 ... 916 325
a
9010313.SQ.FTS.B, 5.912%, 10/25/26 ... 563 407
a
9012625.SQ.FTS.B, 4.719%, 10/26/26 ... 2,264 2,165
a
9012889.SQ.FTS.B, 4.719%, 10/26/26 ... 1,675 1,585
a,b
9012381.SQ.FTS.B, 6.289%, 10/26/26 ... 797 435
a
9016321.SQ.FTS.B, 5.024%, 10/28/26 ... 552 439
a
9023258.SQ.FTS.B, 4.72%, 10/29/26 .... 4,159 3,525
a
9023743.SQ.FTS.B, 5.029%, 10/29/26 ... 935 889
a
9024352.SQ.FTS.B, 5.031%, 10/29/26 ... 663 425
a,b
9027676.SQ.FTS.B, 5.346%, 10/30/26 ... 44,021 873

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9026229.SQ.FTS.B, 5.921%, 10/30/26 ... $ 1,279 $ 572
a,b
9025952.SQ.FTS.B, 6.101%, 10/30/26 ... 2,926 59
a
9024818.SQ.FTS.B, 6.289%, 10/30/26 ... 1,779 1,339
a,b
9027592.SQ.FTS.B, 6.466%, 10/30/26 ... 1,463 34
a
9040087.SQ.FTS.B, 4.717%, 11/02/26 ... 3,333 3,035
a
9038889.SQ.FTS.B, 4.719%, 11/02/26 ... 3,203 2,312
a
9036939.SQ.FTS.B, 5.601%, 11/02/26 ... 1,587 1,456
a
9037429.SQ.FTS.B, 6.447%, 11/02/26 ... 6,339 4,003
a
9042012.SQ.FTS.B, 6.454%, 11/03/26 ... 389 245
a,b
9042742.SQ.FTS.B, 5.909%, 11/04/26 ... 2,104 41
a
9042581.SQ.FTS.B, 6.102%, 11/04/26 ... 548 393
a
9045500.SQ.FTS.B, 4.717%, 11/05/26 ... 2,368 2,256
a
9044523.SQ.FTS.B, 4.722%, 11/05/26 ... 2,911 2,188
a
9048220.SQ.FTS.B, 5.031%, 11/05/26 ... 4,692 4,263
a
9048170.SQ.FTS.B, 5.597%, 11/05/26 ... 240 190
a,b
9048487.SQ.FTS.B, 5.632%, 11/05/26 ... 4,478 70
a,b
9045086.SQ.FTS.B, 6.448%, 11/05/26 ... 27,357 278
a
9048839.SQ.FTS.B, 4.719%, 11/06/26 ... 191 190
a
9051118.SQ.FTS.B, 4.722%, 11/06/26 .... 1,454 1,297
a
9051976.SQ.FTS.B, 5.031%, 11/06/26 ... 16,750 12,002
a
9052581.SQ.FTS.B, 5.346%, 11/06/26 ... 4,209 3,462
a,b
9050809.SQ.FTS.B, 5.598%, 11/06/26 ... 24,174 377
a,b
9049705.SQ.FTS.B, 6.434%, 11/06/26 ... 626 9
a
9056795.SQ.FTS.B, 4.717%, 11/07/26 ... 2,828 2,428
a
9053959.SQ.FTS.B, 5.031%, 11/07/26 ... 4,867 3,623
a
9057169.SQ.FTS.B, 5.364%, 11/07/26 ... 187 181
a
9055928.SQ.FTS.B, 5.913%, 11/07/26 ... 1,210 991
a
9054150.SQ.FTS.B, 6.436%, 11/07/26 ... 78 59
a
9063145.SQ.FTS.B, 4.717%, 11/08/26 ... 1,681 1,559
a
9062565.SQ.FTS.B, 4.718%, 11/08/26 ... 8,260 7,864
a
9062028.SQ.FTS.B, 5.031%, 11/08/26 ... 8,533 5,284
a
9060750.SQ.FTS.B, 6.099%, 11/08/26 ... 3,735 2,427
a
9060869.SQ.FTS.B, 6.284%, 11/08/26 ... 832 365
a
9067602.SQ.FTS.B, 4.717%, 11/09/26 ... 1,240 920
a
9065653.SQ.FTS.B, 5.031%, 11/09/26 ... 2,381 1,772
a
9067485.SQ.FTS.B, 5.031%, 11/09/26 ... 1,096 908
a
9065039.SQ.FTS.B, 5.037%, 11/09/26 ... 368 351
a
9067515.SQ.FTS.B, 6.443%, 11/09/26 ... 1,822 1,093
a
9065269.SQ.FTS.B, 6.447%, 11/09/26 ... 12,242 8,264
a
9071190.SQ.FTS.B, 4.722%, 11/10/26 ... 2,592 2,058
a,b
9071058.SQ.FTS.B, 6.286%, 11/10/26 ... 3,037 61
a
9076452.SQ.FTS.B, 5.037%, 11/12/26 ... 452 397
a
9073615.SQ.FTS.B, 5.047%, 11/12/26 ... 63 60
a
9075354.SQ.FTS.B, 5.595%, 11/12/26 ... 1,660 1,548
a,b
9074203.SQ.FTS.B, 6.448%, 11/12/26 ... 2,974 60
a
9079360.SQ.FTS.B, 5.031%, 11/13/26 ... 5,988 5,746
Description
Principal
Amount Value
Block, Inc. (continued)
a
9080596.SQ.FTS.B, 5.906%, 11/13/26 ... $ 529 $ 470
a
9084999.SQ.FTS.B, 5.348%, 11/14/26 ... 3,746 2,789
a
9083077.SQ.FTS.B, 5.597%, 11/14/26 ... 837 568
a
9085083.SQ.FTS.B, 5.627%, 11/14/26 ... 1,425 424
a
9085543.SQ.FTS.B, 6.099%, 11/14/26 ... 2,742 2,493
a
9083172.SQ.FTS.B, 6.101%, 11/14/26 ... 30,250 15,438
a,b
9090756.SQ.FTS.B, 5.031%, 11/15/26 ... 4,089 2,879
a,b
9090227.SQ.FTS.B, 6.451%, 11/15/26 ... 1,548 443
a
9093277.SQ.FTS.B, 5.031%, 11/16/26 ... 442 393
a,b
9096726.SQ.FTS.B, 6.101%, 11/16/26 ... 21,402 499
a
9098317.SQ.FTS.B, 5.031%, 11/17/26 ... 6,241 5,242
a,b
9098528.SQ.FTS.B, 5.346%, 11/17/26 ... 6,447 2,032
a
9097954.SQ.FTS.B, 5.353%, 11/17/26 ... 96 95
a
9097978.SQ.FTS.B, 5.6%, 11/17/26 ..... 1,113 1,075
a
9098073.SQ.FTS.B, 5.605%, 11/17/26 ... 1,306 454
a
9099300.SQ.FTS.B, 4.72%, 11/18/26 .... 505 489
a,b
9101475.SQ.FTS.B, 4.718%, 11/19/26 ... 8,754 208
a,b
9100368.SQ.FTS.B, 4.93%, 11/19/26 .... 1,929 594
a
9103471.SQ.FTS.B, 6.101%, 11/19/26 ... 20,241 6,225
a,b
9106638.SQ.FTS.B, 4.944%, 11/20/26 ... 2,304 507
a
9106673.SQ.FTS.B, 5.031%, 11/20/26 ... 3,019 2,498
a
9105728.SQ.FTS.B, 5.598%, 11/20/26 ... 28,839 12,460
a
9112878.SQ.FTS.B, 5.598%, 11/21/26 ... 830 809
a
9111809.SQ.FTS.B, 6.114%, 11/21/26 .... 622 489
a
9111269.SQ.FTS.B, 6.438%, 11/21/26 .... 479 345
a
9120449.SQ.FTS.B, 5.912%, 11/22/26 ... 3,114 2,197
a,b
9121883.SQ.FTS.B, 6.301%, 11/22/26 ... 1,987 45
a,b
9121483.SQ.FTS.B, 6.452%, 11/22/26 ... 3,977 74
a
9126887.SQ.FTS.B, 4.724%, 11/23/26 ... 466 459
a
9122687.SQ.FTS.B, 6.11%, 11/23/26 .... 117 112
a
9124557.SQ.FTS.B, 6.447%, 11/23/26 ... 12,166 7,022
a,b
9127447.SQ.FTS.B, 6.285%, 11/24/26 ... 2,082 32
a,b
9127518.SQ.FTS.B, 6.447%, 11/24/26 ... 4,864 72
a
9127957.SQ.FTS.B, 6.45%, 11/24/26 .... 867 385
a
9129364.SQ.FTS.B, 5.909%, 11/26/26 ... 61 58
a
9135485.SQ.FTS.B, 4.715%, 11/27/26 ... 569 566
a
9133611.SQ.FTS.B, 4.717%, 11/27/26 ... 1,813 1,801
a,b
9131207.SQ.FTS.B, 5.63%, 11/27/26 .... 4,364 64
a
9138988.SQ.FTS.B, 4.717%, 11/28/26 ... 16,409 15,189
a
9137217.SQ.FTS.B, 4.719%, 11/28/26 ... 182 182
a,b
9138777.SQ.FTS.B, 5.348%, 11/28/26 ... 12,838 308
a,b
9136623.SQ.FTS.B, 6.101%, 11/28/26 ... 5,346 63
a,b
9135850.SQ.FTS.B, 6.451%, 11/28/26 ... 2,993 67
a
9147467.SQ.FTS.B, 4.705%, 11/29/26 ... 1,053 777
a
9145702.SQ.FTS.B, 4.717%, 11/29/26 ... 16,986 11,869
a
9146280.SQ.FTS.B, 4.718%, 11/29/26 ... 8,906 7,993

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9147028.SQ.FTS.B, 4.933%, 11/29/26 ... $ 930 $ 482
a,b
9144848.SQ.FTS.B, 4.935%, 11/29/26 ... 3,381 55
a
9146262.SQ.FTS.B, 5.031%, 11/29/26 ... 72 71
a
9145261.SQ.FTS.B, 5.346%, 11/29/26 ... 503 492
a
9143958.SQ.FTS.B, 5.348%, 11/29/26 ... 2,047 1,957
a
9144454.SQ.FTS.B, 6.444%, 11/29/26 ... 1,103 868
a,b
9147144.SQ.FTS.B, 6.511%, 11/29/26 ... 4,358 2,671
a,b
9155289.SQ.FTS.B, 4.717%, 11/30/26 ... 11,079 203
a
9151414.SQ.FTS.B, 4.719%, 11/30/26 ... 5,010 4,592
a
9148759.SQ.FTS.B, 5.031%, 11/30/26 ... 1,149 1,076
a
9148888.SQ.FTS.B, 5.348%, 11/30/26 ... 1,032 915
a
9155020.SQ.FTS.B, 5.916%, 11/30/26 ... 719 687
a
9153027.SQ.FTS.B, 6.101%, 11/30/26 ... 19,670 13,413
a
9148870.SQ.FTS.B, 6.439%, 11/30/26 ... 242 182
a
9151157.SQ.FTS.B, 6.452%, 11/30/26 ... 875 643
a,b
9155885.SQ.FTS.B, 6.449%, 12/01/26 ... 9,052 142
a
9158902.SQ.FTS.B, 5.031%, 12/02/26 ... 5,525 3,836
a
9157527.SQ.FTS.B, 5.342%, 12/02/26 ... 1,123 783
a
9157584.SQ.FTS.B, 5.346%, 12/02/26 ... 4,293 4,093
a
9159373.SQ.FTS.B, 6.289%, 12/02/26 ... 1,560 1,087
a
9164636.SQ.FTS.B, 4.719%, 12/03/26 ... 3,834 3,658
a,b
9166277.SQ.FTS.B, 4.935%, 12/03/26 ... 10,193 168
a
9166416.SQ.FTS.B, 4.937%, 12/03/26 ... 1,932 1,087
a
9161505.SQ.FTS.B, 5.597%, 12/03/26 ... 4,376 4,125
a
9164334.SQ.FTS.B, 5.597%, 12/03/26 ... 4,551 4,296
a,b
9162917.SQ.FTS.B, 6.449%, 12/03/26 ... 7,999 91
a
9168118.SQ.FTS.B, 4.717%, 12/04/26 ... 514 511
a,b
9169854.SQ.FTS.B, 4.717%, 12/04/26 ... 4,113 3,207
a
9168211.SQ.FTS.B, 4.72%, 12/04/26 .... 4,172 3,939
a
9169159.SQ.FTS.B, 5.333%, 12/04/26 ... 1,204 881
a
9170125.SQ.FTS.B, 5.66%, 12/04/26 .... 446 114
a,b
9169979.SQ.FTS.B, 6.092%, 12/04/26 ... 1,722 34
a,b
9169657.SQ.FTS.B, 6.289%, 12/04/26 ... 27,874 311
a
9178335.SQ.FTS.B, 4.715%, 12/05/26 ... 2,810 2,470
a,b
9177726.SQ.FTS.B, 6.1%, 12/05/26 ..... 3,758 1,196
a
9177910.SQ.FTS.B, 6.446%, 12/05/26 ... 2,555 2,426
a
9174597.SQ.FTS.B, 6.453%, 12/05/26 ... 52 50
a
9180655.SQ.FTS.B, 4.719%, 12/06/26 ... 4,517 3,857
a
9180177.SQ.FTS.B, 5.63%, 12/06/26 .... 337 238
a
9184119.SQ.FTS.B, 4.707%, 12/07/26 ... 644 622
a
9183875.SQ.FTS.B, 5.031%, 12/07/26 ... 1,499 1,005
a
9183904.SQ.FTS.B, 5.157%, 12/07/26 ... 341 302
a
9183530.SQ.FTS.B, 5.601%, 12/07/26 ... 4,239 2,729
a
9184051.SQ.FTS.B, 6.289%, 12/07/26 ... 3,577 1,884
a
9184743.SQ.FTS.B, 5.345%, 12/08/26 ... 2,342 1,846
a,b
9184150.SQ.FTS.B, 5.351%, 12/08/26 ... 4,320 72
Description
Principal
Amount Value
Block, Inc. (continued)
a
9184136.SQ.FTS.B, 6.457%, 12/08/26 ... $ 246 $ 200
a
9185576.SQ.FTS.B, 4.715%, 12/09/26 ... 863 856
a
9188954.SQ.FTS.B, 4.719%, 12/09/26 ... 2,151 2,092
a
9189031.SQ.FTS.B, 4.78%, 12/09/26 .... 145 129
a
9186531.SQ.FTS.B, 5.595%, 12/09/26 ... 2,091 1,635
a
9189351.SQ.FTS.B, 5.599%, 12/09/26 ... 769 730
a
9188436.SQ.FTS.B, 6.11%, 12/09/26 .... 612 447
a
9190286.SQ.FTS.B, 6.289%, 12/10/26 ... 242 185
a
9196467.SQ.FTS.B, 4.717%, 12/11/26 ... 36,243 33,955
a
9199431.SQ.FTS.B, 4.717%, 12/11/26 ... 6,825 6,721
a
9199860.SQ.FTS.B, 4.718%, 12/11/26 ... 738 724
a
9195826.SQ.FTS.B, 5.031%, 12/11/26 ... 10,196 8,059
a
9195783.SQ.FTS.B, 5.04%, 12/11/26 .... 1,323 1,012
a
9195350.SQ.FTS.B, 5.345%, 12/11/26 ... 3,768 3,409
a,b
9200187.SQ.FTS.B, 5.626%, 12/11/26 ... 693 319
a
9199363.SQ.FTS.B, 6.11%, 12/11/26 .... 39 38
a
9207290.SQ.FTS.B, 4.717%, 12/12/26 ... 1,532 1,508
a
9204961.SQ.FTS.B, 5.031%, 12/12/26 ... 2,237 2,109
a,b
9206195.SQ.FTS.B, 5.031%, 12/12/26 ... 27,854 305
a
9204558.SQ.FTS.B, 5.59%, 12/12/26 .... 998 923
a
9203745.SQ.FTS.B, 5.628%, 12/12/26 ... 795 479
a
9209637.SQ.FTS.B, 4.715%, 12/13/26 ... 599 597
a
9210915.SQ.FTS.B, 4.715%, 12/13/26 ... 1,634 1,581
a
9212050.SQ.FTS.B, 4.717%, 12/13/26 ... 957 948
a
9210573.SQ.FTS.B, 5.024%, 12/13/26 ... 110 109
a
9211765.SQ.FTS.B, 5.343%, 12/13/26 ... 2,335 1,926
a
9210378.SQ.FTS.B, 5.346%, 12/13/26 ... 5,158 4,225
a
9210004.SQ.FTS.B, 5.355%, 12/13/26 ... 1,871 1,428
a
9209516.SQ.FTS.B, 5.597%, 12/13/26 ... 3,777 1,653
a,b
9210711.SQ.FTS.B, 6.289%, 12/13/26 ... 13,172 183
a,b
9210048.SQ.FTS.B, 6.448%, 12/13/26 ... 7,575 2,193
a,b
9213374.SQ.FTS.B, 4.945%, 12/14/26 ... 1,473 24
a
9214259.SQ.FTS.B, 4.719%, 12/15/26 ... 2,242 2,194
a,b
9213907.SQ.FTS.B, 4.97%, 12/15/26 .... 860 9
a
9214159.SQ.FTS.B, 5.027%, 12/15/26 ... 4,453 2,752
a,b
9214350.SQ.FTS.B, 6.102%, 12/15/26 ... 7,103 143
a,b
9213773.SQ.FTS.B, 6.104%, 12/15/26 ... 5,338 3,267
a
9213556.SQ.FTS.B, 6.289%, 12/15/26 ... 628 578
a
9218163.SQ.FTS.B, 4.715%, 12/16/26 ... 2,856 2,705
a
9219043.SQ.FTS.B, 5.017%, 12/16/26 ... 94 93
a
9218020.SQ.FTS.B, 5.031%, 12/16/26 ... 7,907 5,630
a
9217978.SQ.FTS.B, 5.339%, 12/16/26 ... 1,896 1,297
a
9216439.SQ.FTS.B, 5.599%, 12/16/26 ... 10,692 8,832
a
9218909.SQ.FTS.B, 5.6%, 12/16/26 ..... 6,779 2,297
a,b
9217910.SQ.FTS.B, 6.289%, 12/16/26 ... 4,289 70
a
9215965.SQ.FTS.B, 6.509%, 12/16/26 ... 11,884 6,896

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9226472.SQ.FTS.B, 4.717%, 12/17/26 ... $ 39,745 $ 17,015
a
9227390.SQ.FTS.B, 5.346%, 12/17/26 ... 3,074 3,022
a,b
9222658.SQ.FTS.B, 5.725%, 12/17/26 ... 21,718 431
a
9222417.SQ.FTS.B, 6.436%, 12/17/26 ... 763 530
a
9231498.SQ.FTS.B, 4.717%, 12/18/26 ... 6,872 6,806
a,b
9231199.SQ.FTS.B, 4.719%, 12/18/26 ... 7,799 190
a
9235373.SQ.FTS.B, 4.725%, 12/18/26 ... 321 319
a,b
9234342.SQ.FTS.B, 4.957%, 12/18/26 ... 550 9
a
9231112.SQ.FTS.B, 5.031%, 12/18/26 ... 580 556
a
9234584.SQ.FTS.B, 5.346%, 12/18/26 ... 2,176 2,143
a
9234304.SQ.FTS.B, 6.454%, 12/18/26 ... 646 612
a
9236589.SQ.FTS.B, 5.031%, 12/19/26 ... 168 167
a,b
9236387.SQ.FTS.B, 5.593%, 12/19/26 ... 3,550 1,096
a,b
9235986.SQ.FTS.B, 6.289%, 12/19/26 ... 2,269 36
a,b
9236686.SQ.FTS.B, 6.447%, 12/19/26 ... 476 11
a
9238885.SQ.FTS.B, 4.718%, 12/20/26 ... 1,596 1,547
a,b
9239257.SQ.FTS.B, 5.031%, 12/20/26 ... 9,539 119
a
9241729.SQ.FTS.B, 5.031%, 12/20/26 ... 970 773
a
9238145.SQ.FTS.B, 5.924%, 12/20/26 ... 284 271
a,b
9240259.SQ.FTS.B, 6.448%, 12/20/26 ... 4,477 1,368
a,b
9241126.SQ.FTS.B, 6.45%, 12/20/26 .... 2,133 44
a
9242922.SQ.FTS.B, 5.026%, 12/21/26 ... 551 530
a,b
9243622.SQ.FTS.B, 6.441%, 12/21/26 ... 3,011 996
a
9244317.SQ.FTS.B, 4.717%, 12/22/26 ... 948 939
a
9244302.SQ.FTS.B, 6.431%, 12/22/26 ... 323 280
a,b
9249476.SQ.FTS.B, 4.717%, 12/23/26 ... 12,611 8,223
a
9249287.SQ.FTS.B, 4.72%, 12/23/26 .... 3,079 2,993
a
9247458.SQ.FTS.B, 6.447%, 12/23/26 ... 286 275
a
9250466.SQ.FTS.B, 4.71%, 12/24/26 .... 1,148 976
a
9251708.SQ.FTS.B, 5.029%, 12/24/26 ... 2,946 2,388
a
9250357.SQ.FTS.B, 6.102%, 12/24/26 ... 604 577
a
9251272.SQ.FTS.B, 6.275%, 12/24/26 ... 521 370
a
9251976.SQ.FTS.B, 6.284%, 12/24/26 ... 1,555 789
a
9257421.SQ.FTS.B, 4.72%, 12/25/26 .... 3,952 3,317
a
9264955.SQ.FTS.B, 4.717%, 12/26/26 ... 1,777 1,759
a
9262440.SQ.FTS.B, 5.353%, 12/26/26 ... 738 720
a
9262854.SQ.FTS.B, 6.287%, 12/26/26 ... 4,331 1,100
a,b
9263275.SQ.FTS.B, 6.444%, 12/26/26 ... 309 295
a
9269828.SQ.FTS.B, 4.717%, 12/27/26 ... 3,910 3,808
a
9271717.SQ.FTS.B, 4.717%, 12/27/26 ... 4,763 3,509
a
9271433.SQ.FTS.B, 4.72%, 12/27/26 .... 2,058 1,899
a
9271059.SQ.FTS.B, 6.1%, 12/27/26 ..... 12,559 11,122
a
9269747.SQ.FTS.B, 6.434%, 12/27/26 ... 280 255
a
9273394.SQ.FTS.B, 5.02%, 12/28/26 .... 820 752
a,b
9273579.SQ.FTS.B, 6.449%, 12/28/26 ... 1,407 542
a
9273958.SQ.FTS.B, 4.713%, 12/29/26 ... 1,123 1,075
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
9274529.SQ.FTS.B, 5.348%, 12/29/26 ... $ 13,323 $ 312
a,b
9274437.SQ.FTS.B, 5.908%, 12/29/26 ... 2,103 46
a
9274396.SQ.FTS.B, 6.461%, 12/29/26 ... 1,255 577
a
9279418.SQ.FTS.B, 5.031%, 12/30/26 ... 2,776 2,707
a
9275676.SQ.FTS.B, 5.36%, 12/30/26 .... 1,079 754
a,b
9277630.SQ.FTS.B, 5.599%, 12/30/26 ... 10,011 245
a
9277456.SQ.FTS.B, 5.916%, 12/30/26 ... 364 358
a
9278540.SQ.FTS.B, 6.099%, 12/30/26 ... 4,376 2,493
a
9278869.SQ.FTS.B, 6.448%, 12/30/26 ... 3,420 3,241
a
9282371.SQ.FTS.B, 4.717%, 1/01/27 .... 8,008 7,799
a
9283554.SQ.FTS.B, 4.717%, 1/01/27 .... 1,452 1,424
a,b
9285185.SQ.FTS.B, 5.628%, 1/01/27 .... 20,851 432
a
9284935.SQ.FTS.B, 5.66%, 1/01/27 ..... 697 175
a,b
9284820.SQ.FTS.B, 6.289%, 1/01/27 .... 6,693 86
a
9280974.SQ.FTS.B, 6.447%, 1/01/27 .... 9,359 8,228
a,b
9281812.SQ.FTS.B, 6.447%, 1/01/27 .... 6,146 129
a,b
9283638.SQ.FTS.B, 6.449%, 1/01/27 .... 7,628 100
a
9292599.SQ.FTS.B, 4.717%, 1/02/27 .... 1,122 1,110
a
9293370.SQ.FTS.B, 5.597%, 1/02/27 .... 5,412 5,281
a
9291447.SQ.FTS.B, 5.604%, 1/02/27 .... 266 206
a,b
9292586.SQ.FTS.B, 6.47%, 1/02/27 ..... 346 321
a
9299365.SQ.FTS.B, 4.718%, 1/03/27 .... 82 82
a,b
9299640.SQ.FTS.B, 4.718%, 1/03/27 .... 22,877 516
a,b
9300518.SQ.FTS.B, 5.598%, 1/03/27 .... 6,206 147
a,b
9299087.SQ.FTS.B, 5.629%, 1/03/27 .... 15,484 169
a,b
9302854.SQ.FTS.B, 5.338%, 1/05/27 .... 1,166 30
a,b
9301987.SQ.FTS.B, 5.346%, 1/05/27 .... 12,801 3,490
a
9301956.SQ.FTS.B, 5.353%, 1/05/27 .... 1,896 1,637
a
9302443.SQ.FTS.B, 6.445%, 1/05/27 .... 3,477 2,891
a
9303332.SQ.FTS.B, 4.927%, 1/06/27 .... 305 163
a
9303780.SQ.FTS.B, 5.348%, 1/06/27 .... 3,980 3,711
a
9303337.SQ.FTS.B, 5.597%, 1/06/27 .... 344 334
a,b
9303360.SQ.FTS.B, 6.1%, 1/06/27 ...... 35,401 512
a
9303048.SQ.FTS.B, 6.466%, 1/06/27 .... 24 23
a,b
9306197.SQ.FTS.B, 5.912%, 1/07/27 .... 9,799 210
a
9305554.SQ.FTS.B, 5.913%, 1/07/27 .... 1,110 994
a
9305268.SQ.FTS.B, 6.447%, 1/07/27 .... 427 192
a
9311081.SQ.FTS.B, 4.721%, 1/08/27 .... 1,641 1,619
a
9313153.SQ.FTS.B, 4.721%, 1/08/27 .... 2,293 2,236
a
9311395.SQ.FTS.B, 4.722%, 1/08/27 .... 2,161 1,878
a
9313917.SQ.FTS.B, 5.48%, 1/08/27 ..... 30 30
a,b
9313107.SQ.FTS.B, 5.589%, 1/08/27 .... 3,819 51
a
9311348.SQ.FTS.B, 6.283%, 1/08/27 .... 708 525
a,b
9312931.SQ.FTS.B, 6.442%, 1/08/27 .... 2,888 63
a
9315231.SQ.FTS.B, 4.717%, 1/09/27 .... 1,218 1,201
a
9317641.SQ.FTS.B, 5.346%, 1/09/27 .... 33,446 24,057

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9316512.SQ.FTS.B, 5.902%, 1/09/27 .... $ 1,538 $ 426
a
9316485.SQ.FTS.B, 6.662%, 1/09/27 .... 1,305 815
a
9324541.SQ.FTS.B, 4.713%, 1/10/27 .... 1,406 1,374
a
9323048.SQ.FTS.B, 4.717%, 1/10/27 .... 1,925 1,892
a
9324153.SQ.FTS.B, 4.717%, 1/10/27 .... 243 242
a
9324331.SQ.FTS.B, 4.717%, 1/10/27 .... 5,753 2,313
a
9325041.SQ.FTS.B, 4.717%, 1/10/27 .... 644 640
a
9323617.SQ.FTS.B, 5.345%, 1/10/27 .... 1,357 1,235
a
9323652.SQ.FTS.B, 5.348%, 1/10/27 .... 1,450 1,404
a
9326164.SQ.FTS.B, 5.72%, 1/10/27 ..... 5,073 3,295
a
9329576.SQ.FTS.B, 4.717%, 1/11/27 .... 201 201
a,b
9329738.SQ.FTS.B, 4.717%, 1/11/27 .... 9,188 6,634
a
9326275.SQ.FTS.B, 5.346%, 1/11/27 .... 2,087 2,046
a
9329392.SQ.FTS.B, 6.365%, 1/11/27 .... 495 428
a
9329329.SQ.FTS.B, 6.45%, 1/11/27 ..... 3,143 2,276
a,b
9329603.SQ.FTS.B, 6.667%, 1/11/27 .... 2,674 643
a,b
9330630.SQ.FTS.B, 5.342%, 1/12/27 .... 3,771 955
a
9330864.SQ.FTS.B, 5.504%, 1/12/27 .... 1,137 935
a
9330658.SQ.FTS.B, 5.911%, 1/12/27 .... 8,404 6,564
a
9331448.SQ.FTS.B, 5.912%, 1/12/27 .... 909 349
a
9337194.SQ.FTS.B, 4.717%, 1/14/27 .... 45,214 39,746
a
9335345.SQ.FTS.B, 4.72%, 1/14/27 ..... 1,355 1,345
a
9335523.SQ.FTS.B, 6.098%, 1/14/27 .... 856 824
a,b
9335570.SQ.FTS.B, 6.667%, 1/14/27 .... 10,374 221
a
9340881.SQ.FTS.B, 4.716%, 1/15/27 .... 3,696 3,575
a
9341027.SQ.FTS.B, 4.719%, 1/15/27 .... 3,009 2,960
a
9341742.SQ.FTS.B, 5.031%, 1/15/27 .... 3,627 2,769
a,b
9341771.SQ.FTS.B, 5.348%, 1/15/27 .... 11,761 260
a
9339035.SQ.FTS.B, 5.912%, 1/15/27 .... 1,068 697
a
9341926.SQ.FTS.B, 6.353%, 1/15/27 .... 1,769 1,710
a
9338294.SQ.FTS.B, 6.682%, 1/15/27 .... 745 585
a
9344042.SQ.FTS.B, 5.031%, 1/16/27 .... 10,024 9,713
a
9344694.SQ.FTS.B, 5.361%, 1/16/27 .... 814 636
a
9346389.SQ.FTS.B, 5.472%, 1/16/27 .... 19,313 15,098
a
9345846.SQ.FTS.B, 5.975%, 1/16/27 .... 5,707 4,854
a
9344980.SQ.FTS.B, 6.294%, 1/16/27 .... 588 529
a
9344588.SQ.FTS.B, 6.352%, 1/16/27 .... 14 13
a
9343155.SQ.FTS.B, 6.353%, 1/16/27 .... 23,688 5,919
a
9344658.SQ.FTS.B, 6.679%, 1/16/27 .... 1,399 795
a
9350901.SQ.FTS.B, 5.725%, 1/17/27 .... 3,104 3,013
a,b
9352375.SQ.FTS.B, 5.975%, 1/17/27 .... 11,982 8,543
a,b
9352805.SQ.FTS.B, 6.347%, 1/17/27 .... 4,716 91
a
9352690.SQ.FTS.B, 6.447%, 1/17/27 .... 214 198
a
9354692.SQ.FTS.B, 4.718%, 1/18/27 .... 11,522 10,156
a
9356530.SQ.FTS.B, 4.718%, 1/18/27 .... 7,527 7,471
a,b
9356013.SQ.FTS.B, 5.972%, 1/18/27 .... 4,704 99
Description
Principal
Amount Value
Block, Inc. (continued)
a
9357880.SQ.FTS.B, 6.685%, 1/19/27 .... $ 237 $ 213
a
9358611.SQ.FTS.B, 4.723%, 1/20/27 .... 1,254 1,226
a
9358805.SQ.FTS.B, 4.738%, 1/20/27 .... 61 61
a
9358454.SQ.FTS.B, 6.668%, 1/20/27 .... 518 497
a
9361538.SQ.FTS.B, 4.717%, 1/21/27 .... 3,020 2,922
a
9362907.SQ.FTS.B, 4.717%, 1/21/27 .... 38,841 15,107
a
9363611.SQ.FTS.B, 4.717%, 1/21/27 .... 651 646
a
9360487.SQ.FTS.B, 5.158%, 1/21/27 .... 1,278 389
a
9361985.SQ.FTS.B, 5.472%, 1/21/27 .... 8,504 7,553
a
9360462.SQ.FTS.B, 5.587%, 1/21/27 .... 1,127 857
a
9367228.SQ.FTS.B, 4.717%, 1/22/27 .... 5,740 5,653
a
9367444.SQ.FTS.B, 5.149%, 1/22/27 .... 1,360 1,174
a
9364862.SQ.FTS.B, 5.157%, 1/22/27 .... 996 858
a
9365965.SQ.FTS.B, 5.472%, 1/22/27 .... 21,370 12,882
a
9365019.SQ.FTS.B, 5.606%, 1/22/27 .... 493 470
a
9366423.SQ.FTS.B, 5.724%, 1/22/27 .... 1,325 1,009
a
9365388.SQ.FTS.B, 6.35%, 1/22/27 ..... 3,540 2,377
a,b
9365501.SQ.FTS.B, 6.353%, 1/22/27 .... 3,495 867
a
9371259.SQ.FTS.B, 4.718%, 1/23/27 .... 1,960 1,956
a
9369552.SQ.FTS.B, 4.732%, 1/23/27 .... 529 518
a
9371937.SQ.FTS.B, 5.157%, 1/23/27 .... 277 273
a,b
9371894.SQ.FTS.B, 6.492%, 1/23/27 .... 1,047 20
a
9375693.SQ.FTS.B, 4.719%, 1/24/27 .... 2,298 2,249
a
9376390.SQ.FTS.B, 5.723%, 1/24/27 .... 294 290
a,b
9401482.SQ.FTS.B, 6.289%, 1/25/27 .... 16,428 353
a
9461168.SQ.FTS.B, 4.706%, 1/26/27 .... 644 631
a
9462125.SQ.FTS.B, 5.473%, 1/26/27 .... 7,227 5,974
a
9472326.SQ.FTS.B, 4.719%, 1/27/27 .... 4,516 4,383
a
9470687.SQ.FTS.B, 4.72%, 1/27/27 ..... 1,634 1,619
a
9490065.SQ.FTS.B, 5.477%, 1/27/27 .... 1,599 1,514
a
9484698.SQ.FTS.B, 6.503%, 1/27/27 .... 504 458
a
9586343.SQ.FTS.B, 4.715%, 1/28/27 .... 901 890
a
9606772.SQ.FTS.B, 4.715%, 1/28/27 .... 596 594
a
9586584.SQ.FTS.B, 5.153%, 1/28/27 .... 2,986 2,327
a
9587537.SQ.FTS.B, 5.156%, 1/28/27 .... 20,826 16,133
a
9586041.SQ.FTS.B, 5.466%, 1/28/27 .... 2,772 765
a
9587039.SQ.FTS.B, 5.719%, 1/28/27 .... 1,578 1,414
a,b
9512652.SQ.FTS.B, 5.723%, 1/28/27 .... 7,357 4,031
a,b
9587236.SQ.FTS.B, 6.353%, 1/28/27 .... 8,138 4,129
a
9585371.SQ.FTS.B, 6.354%, 1/28/27 .... 2,876 1,985
a,b
9603452.SQ.FTS.B, 6.676%, 1/28/27 .... 830 17
a
9512257.SQ.FTS.B, 6.678%, 1/28/27 .... 936 685
a
9611873.SQ.FTS.B, 4.717%, 1/29/27 .... 20,245 15,471
a
9611100.SQ.FTS.B, 5.157%, 1/29/27 .... 683 600
a
9609927.SQ.FTS.B, 5.469%, 1/29/27 .... 1,897 1,389
a,b
9610385.SQ.FTS.B, 5.472%, 1/29/27 .... 20,443 12,117

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9610943.SQ.FTS.B, 5.976%, 1/29/27 .... $ 4,982 $ 4,030
a
9613072.SQ.FTS.B, 6.669%, 1/29/27 .... 1,272 834
a
9616693.SQ.FTS.B, 4.708%, 1/30/27 .... 617 604
a
9613728.SQ.FTS.B, 4.717%, 1/30/27 .... 13,433 12,096
a
9616312.SQ.FTS.B, 5.157%, 1/30/27 .... 4,436 4,392
a
9617507.SQ.FTS.B, 5.472%, 1/30/27 .... 8,425 8,244
a
9615112.SQ.FTS.B, 6.343%, 1/30/27 .... 1,043 878
a,b
9616306.SQ.FTS.B, 6.647%, 1/30/27 .... 391 28
a,b
9615456.SQ.FTS.B, 6.69%, 1/30/27 ..... 703 422
a
9622763.SQ.FTS.B, 5.155%, 1/31/27 .... 9,352 6,002
a
9621381.SQ.FTS.B, 5.159%, 1/31/27 .... 5,555 5,126
a
9624877.SQ.FTS.B, 5.473%, 1/31/27 .... 1,548 1,472
a
9623115.SQ.FTS.B, 5.726%, 1/31/27 .... 928 919
a
9625110.SQ.FTS.B, 5.979%, 1/31/27 .... 2,422 2,216
a
9624502.SQ.FTS.B, 6.674%, 1/31/27 .... 1,310 725
a
9629306.SQ.FTS.B, 4.719%, 2/01/27 .... 1,218 1,215
a,b
9629588.SQ.FTS.B, 5.486%, 2/01/27 .... 1,560 35
a
9625584.SQ.FTS.B, 5.493%, 2/01/27 .... 658 439
a
9630264.SQ.FTS.B, 4.719%, 2/02/27 .... 9,764 8,814
a
9629708.SQ.FTS.B, 5.469%, 2/02/27 .... 3,019 1,954
a,b
9630761.SQ.FTS.B, 4.719%, 2/03/27 .... 17,057 379
a
9631130.SQ.FTS.B, 5.16%, 2/03/27 ..... 531 527
a
9631205.SQ.FTS.B, 5.503%, 2/03/27 .... 404 272
a
9636055.SQ.FTS.B, 4.716%, 2/04/27 .... 1,036 1,026
a
9632283.SQ.FTS.B, 4.717%, 2/04/27 .... 2,172 2,148
a
9633610.SQ.FTS.B, 5.493%, 2/04/27 .... 494 104
a
9636322.SQ.FTS.B, 5.728%, 2/04/27 .... 949 927
a,b
9637016.SQ.FTS.B, 6.342%, 2/04/27 .... 1,198 19
a
9639711.SQ.FTS.B, 4.713%, 2/05/27 .... 2,122 1,944
a
9640440.SQ.FTS.B, 4.716%, 2/05/27 .... 2,059 2,038
a
9640525.SQ.FTS.B, 5.144%, 2/05/27 .... 1,416 1,114
a
9638640.SQ.FTS.B, 5.472%, 2/05/27 .... 6,120 5,972
a
9639281.SQ.FTS.B, 5.976%, 2/05/27 .... 823 724
a,b
9638153.SQ.FTS.B, 6.353%, 2/05/27 .... 11,664 220
a,b
9640630.SQ.FTS.B, 6.669%, 2/05/27 .... 8,175 106
a
9642158.SQ.FTS.B, 4.715%, 2/06/27 .... 1,775 1,747
a
9645181.SQ.FTS.B, 4.717%, 2/06/27 .... 6,705 6,595
a
9643692.SQ.FTS.B, 4.718%, 2/06/27 .... 2,332 1,763
a
9644891.SQ.FTS.B, 4.72%, 2/06/27 ..... 5,565 5,066
a
9642334.SQ.FTS.B, 5.154%, 2/06/27 .... 1,870 1,834
a
9643374.SQ.FTS.B, 5.158%, 2/06/27 .... 2,556 2,520
a,b
9641827.SQ.FTS.B, 5.504%, 2/06/27 .... 7,855 104
a
9642527.SQ.FTS.B, 5.978%, 2/06/27 .... 3,139 2,891
a
9641733.SQ.FTS.B, 6.515%, 2/06/27 .... 1,299 264
a
9651484.SQ.FTS.B, 4.717%, 2/07/27 .... 414 413
a
9649805.SQ.FTS.B, 4.719%, 2/07/27 .... 5,984 5,824
Description
Principal
Amount Value
Block, Inc. (continued)
a
9649717.SQ.FTS.B, 4.724%, 2/07/27 .... $ 307 $ 305
a
9651040.SQ.FTS.B, 5.157%, 2/07/27 .... 13,895 13,210
a
9651441.SQ.FTS.B, 5.157%, 2/07/27 .... 5,639 3,621
a
9649777.SQ.FTS.B, 5.466%, 2/07/27 .... 577 564
a
9652557.SQ.FTS.B, 5.468%, 2/07/27 .... 790 765
a
9650639.SQ.FTS.B, 5.725%, 2/07/27 .... 7,922 6,269
a
9651036.SQ.FTS.B, 5.987%, 2/07/27 .... 1,011 245
a
9650592.SQ.FTS.B, 6.346%, 2/07/27 .... 2,272 1,384
a
9649271.SQ.FTS.B, 6.687%, 2/07/27 .... 111 109
a
9654306.SQ.FTS.B, 4.717%, 2/08/27 .... 2,073 2,063
a
9655958.SQ.FTS.B, 4.717%, 2/08/27 .... 1,335 1,321
a
9655214.SQ.FTS.B, 4.718%, 2/08/27 .... 1,267 1,265
a
9657118.SQ.FTS.B, 4.718%, 2/08/27 .... 7,686 7,561
a
9653393.SQ.FTS.B, 4.721%, 2/08/27 .... 2,978 2,893
a
9654760.SQ.FTS.B, 6.656%, 2/08/27 .... 690 637
a
9657838.SQ.FTS.B, 4.717%, 2/09/27 .... 7,500 7,190
a
9658158.SQ.FTS.B, 4.718%, 2/09/27 .... 9,839 9,446
a
9658560.SQ.FTS.B, 4.722%, 2/09/27 .... 2,323 2,261
a
9658453.SQ.FTS.B, 5.975%, 2/09/27 .... 7,234 3,444
a
9658697.SQ.FTS.B, 5.512%, 2/10/27 .... 800 565
a
9660675.SQ.FTS.B, 4.717%, 2/11/27 .... 11,637 10,714
a
9661872.SQ.FTS.B, 4.717%, 2/11/27 .... 620 619
a
9662367.SQ.FTS.B, 4.717%, 2/11/27 .... 2,466 2,452
a
9663317.SQ.FTS.B, 4.718%, 2/11/27 .... 9,001 8,912
a
9663799.SQ.FTS.B, 5.154%, 2/11/27 .... 1,917 1,702
a
9662014.SQ.FTS.B, 5.472%, 2/11/27 .... 14,318 8,663
a
9668168.SQ.FTS.B, 4.717%, 2/12/27 .... 578 575
a
9668301.SQ.FTS.B, 4.717%, 2/12/27 .... 3,647 3,602
a
9668564.SQ.FTS.B, 4.717%, 2/12/27 .... 26,436 26,006
a
9667213.SQ.FTS.B, 4.718%, 2/12/27 .... 1,208 1,201
a
9664029.SQ.FTS.B, 6.354%, 2/12/27 .... 2,594 2,508
a
9667350.SQ.FTS.B, 6.668%, 2/12/27 .... 3,582 3,019
a
9668829.SQ.FTS.B, 4.718%, 2/13/27 .... 8,558 8,454
a
9671540.SQ.FTS.B, 4.732%, 2/13/27 .... 506 498
a
9671001.SQ.FTS.B, 5.474%, 2/13/27 .... 9,437 2,331
a
9672651.SQ.FTS.B, 5.526%, 2/13/27 .... 1,134 501
a
9671549.SQ.FTS.B, 6.351%, 2/13/27 .... 1,257 996
a
9672680.SQ.FTS.B, 6.659%, 2/13/27 .... 496 440
a
9671204.SQ.FTS.B, 6.661%, 2/13/27 .... 765 740
a
9670086.SQ.FTS.B, 6.668%, 2/13/27 .... 16,515 3,229
a
9672418.SQ.FTS.B, 6.668%, 2/13/27 .... 11,144 7,244
a
9676724.SQ.FTS.B, 4.715%, 2/14/27 .... 987 976
a
9678536.SQ.FTS.B, 4.717%, 2/14/27 .... 14,468 14,306
a,b
9677029.SQ.FTS.B, 5.157%, 2/14/27 .... 4,308 737
a
9677575.SQ.FTS.B, 5.157%, 2/14/27 .... 17,732 16,596
a
9678093.SQ.FTS.B, 5.157%, 2/14/27 .... 8,242 7,859

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9677293.SQ.FTS.B, 5.158%, 2/14/27 .... $ 2,031 $ 1,965
a
9676686.SQ.FTS.B, 5.46%, 2/14/27 ..... 193 191
a,b
9676981.SQ.FTS.B, 5.472%, 2/14/27 .... 3,230 66
a
9676960.SQ.FTS.B, 5.987%, 2/14/27 .... 2,077 1,116
a
9682242.SQ.FTS.B, 4.717%, 2/15/27 .... 831 830
a
9679903.SQ.FTS.B, 5.156%, 2/15/27 .... 7,622 6,857
a
9682606.SQ.FTS.B, 5.161%, 2/15/27 .... 359 356
a
9680205.SQ.FTS.B, 5.979%, 2/15/27 .... 1,572 1,502
a
9685416.SQ.FTS.B, 4.723%, 2/16/27 .... 1,096 1,083
a
9685468.SQ.FTS.B, 4.724%, 2/16/27 .... 3,452 2,610
a
9685903.SQ.FTS.B, 4.712%, 2/17/27 .... 1,840 1,713
a
9686285.SQ.FTS.B, 5.473%, 2/17/27 .... 1,483 1,283
a
9686136.SQ.FTS.B, 5.975%, 2/17/27 .... 7,593 6,796
a
9687352.SQ.FTS.B, 5.157%, 2/18/27 .... 14,528 13,666
a
9690440.SQ.FTS.B, 5.722%, 2/18/27 .... 10,733 8,740
a
9690837.SQ.FTS.B, 5.723%, 2/18/27 .... 4,206 3,992
a,b
9688285.SQ.FTS.B, 5.724%, 2/18/27 .... 48,795 770
a
9690916.SQ.FTS.B, 5.977%, 2/18/27 .... 13,945 7,561
a
9686779.SQ.FTS.B, 6.378%, 2/18/27 .... 515 453
a
9689213.SQ.FTS.B, 6.665%, 2/18/27 .... 4,207 3,897
a
9689433.SQ.FTS.B, 6.67%, 2/18/27 ..... 174 166
a
9691163.SQ.FTS.B, 6.67%, 2/18/27 ..... 4,094 3,166
a
9695169.SQ.FTS.B, 4.717%, 2/19/27 .... 24,017 23,644
a
9694104.SQ.FTS.B, 4.722%, 2/19/27 .... 606 599
a
9694229.SQ.FTS.B, 5.157%, 2/19/27 .... 3,537 3,323
a
9691689.SQ.FTS.B, 5.469%, 2/19/27 .... 3,734 2,899
a
9694535.SQ.FTS.B, 5.723%, 2/19/27 .... 5,556 5,491
a
9693520.SQ.FTS.B, 5.724%, 2/19/27 .... 16,285 11,743
a
9693968.SQ.FTS.B, 6.289%, 2/19/27 .... 2,850 1,882
a
9694054.SQ.FTS.B, 6.673%, 2/19/27 .... 2,790 608
a
9697430.SQ.FTS.B, 4.717%, 2/20/27 .... 24,427 23,800
a
9696243.SQ.FTS.B, 6.354%, 2/20/27 .... 8,382 6,755
a
9699394.SQ.FTS.B, 6.364%, 2/20/27 .... 374 356
a
9695901.SQ.FTS.B, 6.667%, 2/20/27 .... 429 399
a
9705861.SQ.FTS.B, 4.717%, 2/21/27 .... 4,529 4,469
a,b
9706458.SQ.FTS.B, 4.717%, 2/21/27 .... 4,282 75
a
9705672.SQ.FTS.B, 5.466%, 2/21/27 .... 1,775 1,643
a
9706549.SQ.FTS.B, 6.293%, 2/21/27 .... 527 485
a
9705001.SQ.FTS.B, 6.352%, 2/21/27 .... 4,584 4,376
a
9704895.SQ.FTS.B, 6.51%, 2/21/27 ..... 2,259 2,101
a,b
9706187.SQ.FTS.B, 6.665%, 2/21/27 .... 6,564 75
a,b
9707251.SQ.FTS.B, 4.717%, 2/22/27 .... 4,939 111
a
9708467.SQ.FTS.B, 4.729%, 2/22/27 .... 941 906
a
9709589.SQ.FTS.B, 6.51%, 2/22/27 ..... 10,724 9,945
a
9711910.SQ.FTS.B, 4.717%, 2/23/27 .... 606 604
a,b
9711490.SQ.FTS.B, 5.16%, 2/23/27 ..... 8,179 128
Description
Principal
Amount Value
Block, Inc. (continued)
a
9711386.SQ.FTS.B, 6.666%, 2/23/27 .... $ 1,810 $ 1,769
a
9712750.SQ.FTS.B, 4.716%, 2/24/27 .... 4,439 1,849
a
9712402.SQ.FTS.B, 4.723%, 2/24/27 .... 1,206 1,128
a
9712461.SQ.FTS.B, 6.352%, 2/24/27 .... 6,728 6,520
a
9712746.SQ.FTS.B, 6.534%, 2/24/27 .... 29 28
a
9715412.SQ.FTS.B, 4.717%, 2/25/27 .... 4,872 4,818
a
9715732.SQ.FTS.B, 4.719%, 2/25/27 .... 1,785 1,775
a
9716065.SQ.FTS.B, 4.734%, 2/25/27 .... 503 496
a
9715394.SQ.FTS.B, 5.162%, 2/25/27 .... 408 401
a
9717102.SQ.FTS.B, 5.726%, 2/25/27 .... 2,791 2,662
a
9716074.SQ.FTS.B, 5.975%, 2/25/27 .... 34,000 31,678
a
9715899.SQ.FTS.B, 5.987%, 2/25/27 .... 378 363
a
9715958.SQ.FTS.B, 6.67%, 2/25/27 ..... 1,441 1,376
a
9720802.SQ.FTS.B, 5.156%, 2/26/27 .... 430 426
a
9720151.SQ.FTS.B, 5.46%, 2/26/27 ..... 646 627
a
9719234.SQ.FTS.B, 5.723%, 2/26/27 .... 640 612
a
9721231.SQ.FTS.B, 5.723%, 2/26/27 .... 1,500 866
a
9720865.SQ.FTS.B, 5.962%, 2/26/27 .... 1,437 1,016
a
9718619.SQ.FTS.B, 5.993%, 2/26/27 .... 399 372
a
9720182.SQ.FTS.B, 6.509%, 2/26/27 .... 27,646 13,731
a
9719276.SQ.FTS.B, 6.662%, 2/26/27 .... 705 338
a
9720601.SQ.FTS.B, 6.667%, 2/26/27 .... 12,023 7,022
a,b
9722371.SQ.FTS.B, 6.667%, 2/26/27 .... 14,870 246
a
9723506.SQ.FTS.B, 4.717%, 2/27/27 .... 903 892
a
9725842.SQ.FTS.B, 4.717%, 2/27/27 .... 3,768 3,672
a
9726529.SQ.FTS.B, 4.717%, 2/27/27 .... 1,982 1,979
a
9727045.SQ.FTS.B, 4.717%, 2/27/27 .... 45,039 41,945
a
9723625.SQ.FTS.B, 4.719%, 2/27/27 .... 5,273 5,173
a
9726453.SQ.FTS.B, 4.719%, 2/27/27 .... 2,102 2,086
a
9724987.SQ.FTS.B, 5.157%, 2/27/27 .... 7,945 6,717
a
9726257.SQ.FTS.B, 5.157%, 2/27/27 .... 1,826 1,772
a
9726253.SQ.FTS.B, 5.468%, 2/27/27 .... 1,214 965
a,b
9727013.SQ.FTS.B, 5.506%, 2/27/27 .... 4,092 35
a
9724584.SQ.FTS.B, 6.358%, 2/27/27 .... 2,423 999
a
9726852.SQ.FTS.B, 6.667%, 2/27/27 .... 759 736
a
9724937.SQ.FTS.B, 6.671%, 2/27/27 .... 1,618 1,283
a
9726324.SQ.FTS.B, 6.671%, 2/27/27 .... 655 487
a
9739833.SQ.FTS.B, 4.715%, 2/28/27 .... 8,517 6,523
a
9743144.SQ.FTS.B, 4.716%, 2/28/27 .... 3,743 3,671
a
9732814.SQ.FTS.B, 4.717%, 2/28/27 .... 5,882 5,828
a
9742407.SQ.FTS.B, 4.717%, 2/28/27 .... 7,934 7,745
a
9743268.SQ.FTS.B, 4.717%, 2/28/27 .... 214 213
a
9743402.SQ.FTS.B, 4.717%, 2/28/27 .... 14,760 11,748
a
9732343.SQ.FTS.B, 4.719%, 2/28/27 .... 13,914 6,441
a
9734059.SQ.FTS.B, 4.719%, 2/28/27 .... 6,135 5,986
a
9742059.SQ.FTS.B, 4.724%, 2/28/27 .... 590 586

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9732668.SQ.FTS.B, 5.472%, 2/28/27 .... $ 141 $ 140
a,b
9740092.SQ.FTS.B, 5.472%, 2/28/27 .... 24,159 13,926
a
9743292.SQ.FTS.B, 5.472%, 2/28/27 .... 4,991 4,398
a
9738372.SQ.FTS.B, 5.474%, 2/28/27 .... 6,007 4,487
a
9737127.SQ.FTS.B, 5.475%, 2/28/27 .... 2,924 2,727
a,b
9738707.SQ.FTS.B, 5.478%, 2/28/27 .... 2,382 49
a
9739769.SQ.FTS.B, 5.713%, 2/28/27 .... 756 699
a
9736309.SQ.FTS.B, 5.721%, 2/28/27 .... 4,739 3,451
a
9736882.SQ.FTS.B, 6.264%, 2/28/27 .... 457 353
a
9734847.SQ.FTS.B, 6.352%, 2/28/27 .... 17,196 16,695
a
9737290.SQ.FTS.B, 6.509%, 2/28/27 .... 3,636 3,476
a
9744116.SQ.FTS.B, 4.715%, 3/01/27 .... 2,664 2,597
a
9743591.SQ.FTS.B, 4.721%, 3/01/27 .... 3,122 3,041
a,b
9744037.SQ.FTS.B, 5.508%, 3/01/27 .... 2,386 28
a
9744833.SQ.FTS.B, 5.964%, 3/01/27 .... 213 211
a
9744393.SQ.FTS.B, 5.975%, 3/01/27 .... 18,376 9,552
a
9743835.SQ.FTS.B, 6.287%, 3/01/27 .... 3,046 2,112
a
9749862.SQ.FTS.B, 4.717%, 3/02/27 .... 1,430 1,418
a
9745665.SQ.FTS.B, 4.723%, 3/02/27 .... 812 796
a
9746040.SQ.FTS.B, 5.713%, 3/02/27 .... 2,074 1,530
a,b
9745687.SQ.FTS.B, 6.289%, 3/02/27 .... 4,694 99
a
9751803.SQ.FTS.B, 4.717%, 3/03/27 .... 7,763 7,560
a
9752911.SQ.FTS.B, 4.717%, 3/03/27 .... 2,461 2,455
a
9750543.SQ.FTS.B, 4.718%, 3/03/27 .... 7,933 7,765
a
9754379.SQ.FTS.B, 4.719%, 3/03/27 .... 7,184 6,995
a
9753440.SQ.FTS.B, 4.72%, 3/03/27 ..... 2,003 1,982
a
9753611.SQ.FTS.B, 4.723%, 3/03/27 .... 479 476
a
9752158.SQ.FTS.B, 5.157%, 3/03/27 .... 2,418 2,224
a
9753901.SQ.FTS.B, 5.157%, 3/03/27 .... 17,643 16,703
a
9751239.SQ.FTS.B, 5.472%, 3/03/27 .... 7,300 7,093
a
9752268.SQ.FTS.B, 5.472%, 3/03/27 .... 1,271 1,237
a
9750096.SQ.FTS.B, 5.474%, 3/03/27 .... 3,020 2,957
a
9751031.SQ.FTS.B, 5.474%, 3/03/27 .... 2,143 1,728
a
9752822.SQ.FTS.B, 6.338%, 3/03/27 .... 471 451
a
9753716.SQ.FTS.B, 6.668%, 3/03/27 .... 2,260 2,175
a
9754335.SQ.FTS.B, 6.675%, 3/03/27 .... 1,771 1,342
a
9759271.SQ.FTS.B, 4.717%, 3/04/27 .... 10,751 10,572
a
9759964.SQ.FTS.B, 4.718%, 3/04/27 .... 10,222 10,141
a
9757714.SQ.FTS.B, 4.721%, 3/04/27 .... 927 922
a
9758404.SQ.FTS.B, 4.729%, 3/04/27 .... 891 874
a
9761545.SQ.FTS.B, 5.157%, 3/04/27 .... 14,854 14,599
a
9759829.SQ.FTS.B, 5.472%, 3/04/27 .... 1,194 1,175
a
9766690.SQ.FTS.B, 4.716%, 3/05/27 .... 397 396
a
9764195.SQ.FTS.B, 4.717%, 3/05/27 .... 5,474 5,372
a
9765621.SQ.FTS.B, 4.717%, 3/05/27 .... 365 361
a
9765400.SQ.FTS.B, 4.719%, 3/05/27 .... 6,860 6,699
Description
Principal
Amount Value
Block, Inc. (continued)
a
9765024.SQ.FTS.B, 5.157%, 3/05/27 .... $ 2,498 $ 2,404
a
9763324.SQ.FTS.B, 5.509%, 3/05/27 .... 2,377 28
a
9763798.SQ.FTS.B, 5.726%, 3/05/27 .... 3,583 3,328
a
9765070.SQ.FTS.B, 6.668%, 3/05/27 .... 8,380 7,616
a
9767362.SQ.FTS.B, 4.717%, 3/06/27 .... 3,293 3,100
a
9767318.SQ.FTS.B, 4.722%, 3/06/27 .... 3,782 3,073
a
9767178.SQ.FTS.B, 4.723%, 3/06/27 .... 2,093 1,701
a
9767148.SQ.FTS.B, 6.351%, 3/06/27 .... 1,128 1,081
a
9767609.SQ.FTS.B, 6.352%, 3/06/27 .... 8,520 8,091
a
9767206.SQ.FTS.B, 6.497%, 3/06/27 .... 399 341
a
9767580.SQ.FTS.B, 6.658%, 3/06/27 .... 1,399 1,219
a
9768213.SQ.FTS.B, 4.722%, 3/07/27 .... 1,601 1,568
a,b
9767955.SQ.FTS.B, 5.157%, 3/07/27 .... 6,650 4,323
a
9772891.SQ.FTS.B, 4.715%, 3/08/27 .... 4,635 3,695
a
9771994.SQ.FTS.B, 4.717%, 3/08/27 .... 12,287 10,075
a
9771469.SQ.FTS.B, 4.718%, 3/08/27 .... 3,387 3,367
a
9769811.SQ.FTS.B, 4.722%, 3/08/27 .... 1,417 1,389
a
9771878.SQ.FTS.B, 5.156%, 3/08/27 .... 2,062 2,042
a
9770817.SQ.FTS.B, 5.975%, 3/08/27 .... 38,550 983
a
9770503.SQ.FTS.B, 6.349%, 3/08/27 .... 383 376
a
9770125.SQ.FTS.B, 6.657%, 3/08/27 .... 801 727
a
9771850.SQ.FTS.B, 6.668%, 3/08/27 .... 2,118 1,454
a,b
9770650.SQ.FTS.B, 6.669%, 3/08/27 .... 14,248 124
a
9777616.SQ.FTS.B, 4.709%, 3/09/27 .... 1,448 1,411
a
9778049.SQ.FTS.B, 4.715%, 3/09/27 .... 5,536 2,931
a
9776032.SQ.FTS.B, 4.717%, 3/09/27 .... 179 178
a
9776317.SQ.FTS.B, 4.717%, 3/09/27 .... 269 268
a
9775538.SQ.FTS.B, 4.718%, 3/09/27 .... 2,201 2,180
a
9777220.SQ.FTS.B, 4.718%, 3/09/27 .... 13,268 13,047
a
9775533.SQ.FTS.B, 4.822%, 3/09/27 .... 35 35
a
9776819.SQ.FTS.B, 5.157%, 3/09/27 .... 2,540 2,508
a
9775141.SQ.FTS.B, 5.509%, 3/09/27 .... 229 208
a
9775762.SQ.FTS.B, 5.72%, 3/09/27 ..... 766 752
a
9776472.SQ.FTS.B, 6.283%, 3/09/27 .... 1,563 967
a,b
9774835.SQ.FTS.B, 6.357%, 3/09/27 .... 5,397 67
a
9779938.SQ.FTS.B, 4.717%, 3/10/27 .... 1,443 1,429
a
9778675.SQ.FTS.B, 4.718%, 3/10/27 .... 26,730 25,184
a
9780657.SQ.FTS.B, 4.719%, 3/10/27 .... 198 198
a
9779791.SQ.FTS.B, 4.725%, 3/10/27 .... 1,332 1,307
a
9780843.SQ.FTS.B, 5.975%, 3/10/27 .... 51,525 23,814
a
9788389.SQ.FTS.B, 4.715%, 3/11/27 .... 4,703 3,788
a
9786862.SQ.FTS.B, 4.717%, 3/11/27 .... 3,054 3,025
a
9788608.SQ.FTS.B, 4.718%, 3/11/27 .... 4,727 4,576
a
9786668.SQ.FTS.B, 4.719%, 3/11/27 .... 1,824 1,805
a
9787510.SQ.FTS.B, 5.157%, 3/11/27 .... 382 382
a
9785852.SQ.FTS.B, 5.158%, 3/11/27 .... 7,272 7,086

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9789459.SQ.FTS.B, 5.724%, 3/11/27 .... $ 14,891 $ 13,563
a
9785607.SQ.FTS.B, 6.289%, 3/11/27 .... 1,808 1,296
a
9791315.SQ.FTS.B, 4.715%, 3/12/27 .... 1,837 1,812
a
9791462.SQ.FTS.B, 4.717%, 3/12/27 .... 23,606 23,154
a
9793544.SQ.FTS.B, 4.717%, 3/12/27 .... 4,788 4,777
a
9793396.SQ.FTS.B, 5.461%, 3/12/27 .... 707 683
a
9792343.SQ.FTS.B, 5.472%, 3/12/27 .... 14,936 12,113
a
9793479.SQ.FTS.B, 5.721%, 3/12/27 .... 1,285 1,264
a
9793206.SQ.FTS.B, 6.506%, 3/12/27 .... 86 82
a
9790891.SQ.FTS.B, 6.512%, 3/12/27 .... 951 912
a
9791135.SQ.FTS.B, 6.66%, 3/12/27 ..... 339 327
a
9792263.SQ.FTS.B, 6.668%, 3/12/27 .... 848 821
a
9793218.SQ.FTS.B, 6.668%, 3/12/27 .... 2,148 2,012
a
9794769.SQ.FTS.B, 4.717%, 3/13/27 .... 3,417 3,352
a
9794315.SQ.FTS.B, 4.718%, 3/13/27 .... 640 632
a
9794605.SQ.FTS.B, 6.356%, 3/13/27 .... 320 304
a
9794850.SQ.FTS.B, 6.515%, 3/13/27 .... 685 590
a
9795267.SQ.FTS.B, 4.721%, 3/14/27 .... 1,379 1,355
a
9795303.SQ.FTS.B, 4.722%, 3/14/27 .... 1,528 1,511
a
9798628.SQ.FTS.B, 4.707%, 3/15/27 .... 856 828
a
9799598.SQ.FTS.B, 4.717%, 3/15/27 .... 920 909
a
9799672.SQ.FTS.B, 4.717%, 3/15/27 .... 3,279 2,673
a
9799803.SQ.FTS.B, 4.719%, 3/15/27 .... 2,575 2,555
a
9799641.SQ.FTS.B, 5.174%, 3/15/27 .... 545 531
a
9799970.SQ.FTS.B, 6.354%, 3/15/27 .... 5,474 4,979
a
9797331.SQ.FTS.B, 6.664%, 3/15/27 .... 2,402 2,002
a
9801006.SQ.FTS.B, 6.667%, 3/15/27 .... 806 146
a
9803860.SQ.FTS.B, 4.732%, 3/16/27 .... 812 786
a
9801756.SQ.FTS.B, 5.472%, 3/16/27 .... 12,835 12,262
a
9805279.SQ.FTS.B, 5.736%, 3/16/27 .... 635 621
a
9803954.SQ.FTS.B, 6.283%, 3/16/27 .... 1,114 234
a
9805329.SQ.FTS.B, 6.505%, 3/16/27 .... 1,912 1,315
a
9805168.SQ.FTS.B, 6.668%, 3/16/27 .... 182 180
a
9807327.SQ.FTS.B, 4.717%, 3/17/27 .... 7,435 7,379
a
9807733.SQ.FTS.B, 4.717%, 3/17/27 .... 2,872 2,813
a
9807880.SQ.FTS.B, 4.717%, 3/17/27 .... 5,121 5,058
a
9808800.SQ.FTS.B, 4.718%, 3/17/27 .... 459 459
a
9807699.SQ.FTS.B, 4.723%, 3/17/27 .... 808 802
a
9806964.SQ.FTS.B, 5.972%, 3/17/27 .... 1,315 1,278
a,b
9807165.SQ.FTS.B, 6.353%, 3/17/27 .... 15,108 8,027
a
9808365.SQ.FTS.B, 6.506%, 3/17/27 .... 222 213
a
9812437.SQ.FTS.B, 4.717%, 3/18/27 .... 8,444 8,276
a
9813139.SQ.FTS.B, 4.717%, 3/18/27 .... 3,445 3,411
a,b
9816916.SQ.FTS.B, 4.718%, 3/18/27 .... 30,029 13,824
a
9814382.SQ.FTS.B, 4.721%, 3/18/27 .... 3,311 3,229
a
9813878.SQ.FTS.B, 5.157%, 3/18/27 .... 4,276 4,233
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
9815365.SQ.FTS.B, 5.157%, 3/18/27 .... $ 10,412 $ 215
a
9813198.SQ.FTS.B, 5.472%, 3/18/27 .... 2,876 2,859
a
9813135.SQ.FTS.B, 6.525%, 3/18/27 .... 236 214
a
9819349.SQ.FTS.B, 4.711%, 3/19/27 .... 1,140 1,077
a
9819806.SQ.FTS.B, 4.717%, 3/19/27 .... 2,746 2,710
a
9819956.SQ.FTS.B, 4.717%, 3/19/27 .... 15,175 12,147
a
9820193.SQ.FTS.B, 4.719%, 3/19/27 .... 872 863
a
9817188.SQ.FTS.B, 5.159%, 3/19/27 .... 2,264 2,184
a
9820390.SQ.FTS.B, 5.471%, 3/19/27 .... 389 388
a
9818999.SQ.FTS.B, 5.472%, 3/19/27 .... 5,771 5,576
a
9818805.SQ.FTS.B, 5.473%, 3/19/27 .... 6,271 1,669
a
9820788.SQ.FTS.B, 5.723%, 3/19/27 .... 9,732 9,517
a
9820639.SQ.FTS.B, 5.725%, 3/19/27 .... 366 363
a
9817940.SQ.FTS.B, 6.353%, 3/19/27 .... 6,024 5,869
a
9818319.SQ.FTS.B, 6.363%, 3/19/27 .... 1,725 705
a,b
9820514.SQ.FTS.B, 6.507%, 3/19/27 .... 4,432 84
a
9822047.SQ.FTS.B, 4.715%, 3/20/27 .... 2,143 2,108
a
9821854.SQ.FTS.B, 4.717%, 3/20/27 .... 8,369 8,231
a
9821413.SQ.FTS.B, 4.723%, 3/20/27 .... 1,755 1,725
a
9821455.SQ.FTS.B, 5.478%, 3/20/27 .... 1,713 590
a
9821569.SQ.FTS.B, 5.493%, 3/20/27 .... 736 689
a
9822474.SQ.FTS.B, 4.715%, 3/21/27 .... 2,302 2,269
a
9822942.SQ.FTS.B, 5.142%, 3/21/27 .... 957 893
a
9822621.SQ.FTS.B, 5.157%, 3/21/27 .... 4,566 3,993
a,b
9823046.SQ.FTS.B, 6.674%, 3/21/27 .... 1,869 672
a
9825161.SQ.FTS.B, 4.714%, 3/22/27 .... 1,596 1,508
a
9827878.SQ.FTS.B, 4.716%, 3/22/27 .... 2,420 2,400
a
9824099.SQ.FTS.B, 4.717%, 3/22/27 .... 1,861 1,847
a
9824404.SQ.FTS.B, 4.717%, 3/22/27 .... 7,424 7,322
a
9825980.SQ.FTS.B, 4.717%, 3/22/27 .... 22,841 21,568
a
9828554.SQ.FTS.B, 4.717%, 3/22/27 .... 18,605 18,134
a
9826935.SQ.FTS.B, 4.718%, 3/22/27 .... 16,906 16,578
a
9825823.SQ.FTS.B, 4.719%, 3/22/27 .... 3,210 3,144
a
9826880.SQ.FTS.B, 4.726%, 3/22/27 .... 707 697
a
9830503.SQ.FTS.B, 4.715%, 3/23/27 .... 82 82
a
9831470.SQ.FTS.B, 4.717%, 3/23/27 .... 1,804 1,760
a
9832139.SQ.FTS.B, 4.717%, 3/23/27 .... 12,241 12,000
a
9833116.SQ.FTS.B, 4.717%, 3/23/27 .... 11,597 11,315
a
9832550.SQ.FTS.B, 4.719%, 3/23/27 .... 1,275 1,272
a
9831091.SQ.FTS.B, 4.721%, 3/23/27 .... 538 537
a
9831798.SQ.FTS.B, 4.722%, 3/23/27 .... 4,211 3,404
a
9832033.SQ.FTS.B, 5.149%, 3/23/27 .... 2,038 1,775
a
9828776.SQ.FTS.B, 5.157%, 3/23/27 .... 20,931 18,316
a
9829485.SQ.FTS.B, 5.159%, 3/23/27 .... 10,403 9,672
a
9831611.SQ.FTS.B, 5.473%, 3/23/27 .... 8,960 8,655
a,b
9832960.SQ.FTS.B, 5.732%, 3/23/27 .... 3,457 19

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9832443.SQ.FTS.B, 5.976%, 3/23/27 .... $ 6,074 $ 5,042
a
9831330.SQ.FTS.B, 6.289%, 3/23/27 .... 2,622 2,387
a
9831536.SQ.FTS.B, 6.664%, 3/23/27 .... 5,682 2,882
a
9833368.SQ.FTS.B, 4.717%, 3/24/27 .... 4,164 4,095
a
9838683.SQ.FTS.B, 4.719%, 3/24/27 .... 5,557 5,477
a
9838834.SQ.FTS.B, 4.719%, 3/24/27 .... 1,550 1,536
a
9833953.SQ.FTS.B, 5.472%, 3/24/27 .... 5,240 5,161
a
9834923.SQ.FTS.B, 5.473%, 3/24/27 .... 1,962 1,910
a,b
9835121.SQ.FTS.B, 5.493%, 3/24/27 .... 1,843 681
a
9838297.SQ.FTS.B, 5.735%, 3/24/27 .... 618 606
a
9833886.SQ.FTS.B, 5.966%, 3/24/27 .... 796 716
a
9837693.SQ.FTS.B, 5.977%, 3/24/27 .... 2,527 2,269
a
9836994.SQ.FTS.B, 6.352%, 3/24/27 .... 3,821 3,761
a
9835049.SQ.FTS.B, 6.656%, 3/24/27 .... 1,022 941
a
9835145.SQ.FTS.B, 6.669%, 3/24/27 .... 2,826 1,937
a
9836320.SQ.FTS.B, 6.678%, 3/24/27 .... 676 626
a
9845760.SQ.FTS.B, 4.717%, 3/25/27 .... 3,168 3,071
a
9846829.SQ.FTS.B, 4.717%, 3/25/27 .... 18,395 17,935
a
9847452.SQ.FTS.B, 4.717%, 3/25/27 .... 17,009 16,713
a
9843745.SQ.FTS.B, 6.667%, 3/25/27 .... 1,045 896
a
9854426.SQ.FTS.B, 4.717%, 3/26/27 .... 27,513 27,049
a
9849867.SQ.FTS.B, 4.72%, 3/26/27 ..... 3,953 3,868
a
9853953.SQ.FTS.B, 4.722%, 3/26/27 .... 1,426 1,413
a
9854083.SQ.FTS.B, 4.722%, 3/26/27 .... 2,198 2,156
a
9850021.SQ.FTS.B, 5.157%, 3/26/27 .... 16,136 15,875
a
9848206.SQ.FTS.B, 5.164%, 3/26/27 .... 1,164 1,135
a,b
9851175.SQ.FTS.B, 5.498%, 3/26/27 .... 2,401 24
a
9853308.SQ.FTS.B, 5.723%, 3/26/27 .... 10,222 10,007
a
9852407.SQ.FTS.B, 5.976%, 3/26/27 .... 13,634 10,139
a,b
9848780.SQ.FTS.B, 6.295%, 3/26/27 .... 4,356 86
a
9849441.SQ.FTS.B, 6.351%, 3/26/27 .... 18,596 14,978
a
9854234.SQ.FTS.B, 6.653%, 3/26/27 .... 773 610
a
9855718.SQ.FTS.B, 4.716%, 3/27/27 .... 3,054 3,022
a
9855868.SQ.FTS.B, 4.726%, 3/27/27 .... 865 847
a
9856158.SQ.FTS.B, 5.475%, 3/27/27 .... 297 293
a
9855598.SQ.FTS.B, 5.718%, 3/27/27 .... 3,826 3,030
a,b
9855941.SQ.FTS.B, 5.725%, 3/27/27 .... 16,919 91
a
9856636.SQ.FTS.B, 4.719%, 3/28/27 .... 3,533 3,503
a,b
9856892.SQ.FTS.B, 5.156%, 3/28/27 .... 8,696 2,153
a
9857151.SQ.FTS.B, 5.469%, 3/28/27 .... 1,299 1,246
a
9857685.SQ.FTS.B, 6.354%, 3/28/27 .... 3,184 2,580
a
9857338.SQ.FTS.B, 6.667%, 3/28/27 .... 9,770 8,416
a
9860871.SQ.FTS.B, 4.78%, 3/29/27 ..... 190 186
a,b
9858826.SQ.FTS.B, 5.162%, 3/29/27 .... 2,361 577
a
9859135.SQ.FTS.B, 5.478%, 3/29/27 .... 475 466
a
9858730.SQ.FTS.B, 6.667%, 3/29/27 .... 1,706 1,659
Description
Principal
Amount Value
Block, Inc. (continued)
a
9869836.SQ.FTS.B, 4.549%, 3/30/27 .... $ 2,553 $ 2,531
a
9869277.SQ.FTS.B, 4.55%, 3/30/27 ..... 20,085 19,725
a
9870056.SQ.FTS.B, 4.551%, 3/30/27 .... 4,955 4,790
a
9869923.SQ.FTS.B, 4.987%, 3/30/27 .... 4,490 4,390
a
9867204.SQ.FTS.B, 4.99%, 3/30/27 ..... 4,825 4,670
a
9868759.SQ.FTS.B, 5.301%, 3/30/27 .... 2,045 2,029
a
9866583.SQ.FTS.B, 5.553%, 3/30/27 .... 2,264 2,100
a
9865920.SQ.FTS.B, 5.788%, 3/30/27 .... 357 349
a,b
9867038.SQ.FTS.B, 5.802%, 3/30/27 .... 5,425 111
a
9866967.SQ.FTS.B, 5.803%, 3/30/27 .... 2,160 1,950
a
9869105.SQ.FTS.B, 6.09%, 3/30/27 ..... 50 48
a
9869111.SQ.FTS.B, 6.495%, 3/30/27 .... 6,158 5,732
a
9872128.SQ.FTS.B, 4.547%, 4/01/27 .... 1,248 1,238
a
9875906.SQ.FTS.B, 4.547%, 4/01/27 .... 1,751 1,714
a
9872920.SQ.FTS.B, 4.549%, 4/01/27 .... 843 821
a
9873432.SQ.FTS.B, 4.549%, 4/01/27 .... 6,120 6,054
a
9872357.SQ.FTS.B, 4.55%, 4/01/27 ..... 4,750 4,630
a
9876839.SQ.FTS.B, 4.55%, 4/01/27 ..... 6,365 6,279
a
9874080.SQ.FTS.B, 4.551%, 4/01/27 .... 4,043 1,698
a
9876093.SQ.FTS.B, 4.552%, 4/01/27 .... 1,848 1,751
a
9872822.SQ.FTS.B, 4.559%, 4/01/27 .... 871 857
a
9876177.SQ.FTS.B, 4.986%, 4/01/27 .... 4,080 3,593
a
9872996.SQ.FTS.B, 4.995%, 4/01/27 .... 1,181 1,164
a
9875354.SQ.FTS.B, 5.288%, 4/01/27 .... 621 605
a,b
9874260.SQ.FTS.B, 5.305%, 4/01/27 .... 5,509 1,309
a
9875461.SQ.FTS.B, 5.332%, 4/01/27 .... 6,495 989
a
9872215.SQ.FTS.B, 5.802%, 4/01/27 .... 1,774 1,734
a
9874037.SQ.FTS.B, 6.339%, 4/01/27 .... 2,075 1,623
a
9876478.SQ.FTS.B, 6.494%, 4/01/27 .... 1,434 1,106
a
9872735.SQ.FTS.B, 6.504%, 4/01/27 .... 825 710
a
9876716.SQ.FTS.B, 6.509%, 4/01/27 .... 364 350
a
9885963.SQ.FTS.B, 4.545%, 4/02/27 .... 3,228 2,691
a
9886302.SQ.FTS.B, 4.548%, 4/02/27 .... 2,507 2,441
a
9882947.SQ.FTS.B, 4.549%, 4/02/27 .... 24,182 20,248
a
9886010.SQ.FTS.B, 4.549%, 4/02/27 .... 283 279
a
9885737.SQ.FTS.B, 4.551%, 4/02/27 .... 3,179 3,074
a
9882468.SQ.FTS.B, 4.553%, 4/02/27 .... 1,665 1,650
a
9885352.SQ.FTS.B, 4.557%, 4/02/27 .... 1,496 1,459
a
9885892.SQ.FTS.B, 4.568%, 4/02/27 .... 112 112
a
9884877.SQ.FTS.B, 4.988%, 4/02/27 .... 3,685 3,661
a
9880881.SQ.FTS.B, 4.997%, 4/02/27 .... 573 558
a
9885820.SQ.FTS.B, 5.298%, 4/02/27 .... 3,288 2,750
a
9880082.SQ.FTS.B, 5.306%, 4/02/27 .... 2,595 2,515
a
9885656.SQ.FTS.B, 5.554%, 4/02/27 .... 6,040 5,330
a
9885596.SQ.FTS.B, 5.559%, 4/02/27 .... 2,132 2,050
a
9880918.SQ.FTS.B, 5.561%, 4/02/27 .... 105 104

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9885952.SQ.FTS.B, 6.117%, 4/02/27 .... $ 232 $ 164
a
9886040.SQ.FTS.B, 6.179%, 4/02/27 .... 5,822 5,379
a
9885784.SQ.FTS.B, 6.337%, 4/02/27 .... 691 609
a
9881835.SQ.FTS.B, 6.502%, 4/02/27 .... 475 434
a
9890776.SQ.FTS.B, 4.549%, 4/03/27 .... 2,180 2,149
a
9891565.SQ.FTS.B, 4.55%, 4/03/27 ..... 1,236 1,230
a
9886858.SQ.FTS.B, 4.551%, 4/03/27 .... 4,663 4,587
a
9888105.SQ.FTS.B, 4.552%, 4/03/27 .... 3,844 3,761
a
9888698.SQ.FTS.B, 4.556%, 4/03/27 .... 3,796 2,946
a
9888768.SQ.FTS.B, 4.988%, 4/03/27 .... 1,894 1,853
a
9886587.SQ.FTS.B, 4.99%, 4/03/27 ..... 1,800 1,756
a
9889453.SQ.FTS.B, 5.553%, 4/03/27 .... 9,887 9,326
a
9887618.SQ.FTS.B, 6.18%, 4/03/27 ..... 7,619 5,930
a
9888397.SQ.FTS.B, 6.18%, 4/03/27 ..... 9,583 8,852
a
9889384.SQ.FTS.B, 6.185%, 4/03/27 .... 753 735
a
9891480.SQ.FTS.B, 6.342%, 4/03/27 .... 2,773 2,186
a
9892489.SQ.FTS.B, 4.988%, 4/04/27 .... 6,157 5,772
a
9891807.SQ.FTS.B, 5.304%, 4/04/27 .... 2,758 2,725
a,b
9892174.SQ.FTS.B, 6.182%, 4/04/27 .... 14,888 2,248
a
9893199.SQ.FTS.B, 4.544%, 4/05/27 .... 1,480 1,450
a
9893037.SQ.FTS.B, 4.547%, 4/05/27 .... 2,834 2,761
a
9892897.SQ.FTS.B, 4.549%, 4/05/27 .... 3,054 3,030
a
9893505.SQ.FTS.B, 4.952%, 4/05/27 .... 48 48
a
9892666.SQ.FTS.B, 4.986%, 4/05/27 .... 898 891
a
9893236.SQ.FTS.B, 5.553%, 4/05/27 .... 5,515 4,429
a
9892817.SQ.FTS.B, 5.556%, 4/05/27 .... 3,115 1,924
a
9895202.SQ.FTS.B, 4.549%, 4/06/27 .... 8,593 8,473
a
9896419.SQ.FTS.B, 4.549%, 4/06/27 .... 6,178 5,862
a
9896617.SQ.FTS.B, 4.549%, 4/06/27 .... 1,317 1,302
a
9897094.SQ.FTS.B, 4.55%, 4/06/27 ..... 1,338 1,315
a
9896045.SQ.FTS.B, 4.551%, 4/06/27 .... 4,095 4,037
a
9895089.SQ.FTS.B, 4.992%, 4/06/27 .... 435 432
a
9897240.SQ.FTS.B, 5.307%, 4/06/27 .... 1,227 1,131
a,b
9896287.SQ.FTS.B, 5.553%, 4/06/27 .... 7,963 39
a
9897150.SQ.FTS.B, 6.497%, 4/06/27 .... 1,367 1,294
a
9897432.SQ.FTS.B, 6.536%, 4/06/27 .... 209 191
a
9901801.SQ.FTS.B, 4.549%, 4/07/27 .... 903 894
a
9901899.SQ.FTS.B, 4.549%, 4/07/27 .... 2,884 2,852
a
9902388.SQ.FTS.B, 4.549%, 4/07/27 .... 1,176 1,169
a
9903673.SQ.FTS.B, 4.549%, 4/07/27 .... 10,067 9,599
a
9904309.SQ.FTS.B, 4.549%, 4/07/27 .... 1,687 1,676
a
9902675.SQ.FTS.B, 4.55%, 4/07/27 ..... 9,801 9,709
a
9901497.SQ.FTS.B, 4.551%, 4/07/27 .... 4,692 4,450
a
9903596.SQ.FTS.B, 4.554%, 4/07/27 .... 2,365 2,322
a
9901685.SQ.FTS.B, 5.302%, 4/07/27 .... 2,594 2,544
a,b
9900095.SQ.FTS.B, 5.304%, 4/07/27 .... 12,516 2,677
Description
Principal
Amount Value
Block, Inc. (continued)
a
9901056.SQ.FTS.B, 5.333%, 4/07/27 .... $ 7,964 $ 4,068
a
9903923.SQ.FTS.B, 5.553%, 4/07/27 .... 727 720
a,b
9904921.SQ.FTS.B, 5.559%, 4/07/27 .... 4,255 21
a
9900346.SQ.FTS.B, 6.177%, 4/07/27 .... 1,555 1,506
a
9901864.SQ.FTS.B, 6.498%, 4/07/27 .... 504 487
a
9905949.SQ.FTS.B, 4.549%, 4/08/27 .... 1,647 1,629
a
9908294.SQ.FTS.B, 4.549%, 4/08/27 .... 16,860 16,653
a
9909396.SQ.FTS.B, 4.549%, 4/08/27 .... 34,335 33,755
a
9906361.SQ.FTS.B, 4.551%, 4/08/27 .... 2,135 2,087
a
9908806.SQ.FTS.B, 4.553%, 4/08/27 .... 3,096 3,039
a
9905265.SQ.FTS.B, 4.556%, 4/08/27 .... 1,649 1,605
a
9906316.SQ.FTS.B, 6.171%, 4/08/27 .... 2,297 1,264
a
9905299.SQ.FTS.B, 6.173%, 4/08/27 .... 176 174
a
9907539.SQ.FTS.B, 6.19%, 4/08/27 ..... 1,159 1,019
a
9905482.SQ.FTS.B, 6.352%, 4/08/27 .... 236 219
a
9905327.SQ.FTS.B, 6.498%, 4/08/27 .... 3,149 2,894
a,b
9914257.SQ.FTS.B, 4.549%, 4/09/27 .... 34,722 737
a
9917396.SQ.FTS.B, 4.549%, 4/09/27 .... 6,802 3,117
a
9915480.SQ.FTS.B, 4.551%, 4/09/27 .... 1,142 1,126
a
9917332.SQ.FTS.B, 4.561%, 4/09/27 .... 1,041 1,019
a
9917819.SQ.FTS.B, 4.989%, 4/09/27 .... 29,384 27,657
a
9915551.SQ.FTS.B, 4.99%, 4/09/27 ..... 1,438 1,408
a,b
9917700.SQ.FTS.B, 5.552%, 4/09/27 .... 8,999 44
a
9921427.SQ.FTS.B, 4.549%, 4/10/27 .... 3,380 3,333
a
9922168.SQ.FTS.B, 4.55%, 4/10/27 ..... 12,919 12,514
a
9924545.SQ.FTS.B, 4.554%, 4/10/27 .... 1,696 1,665
a
9922524.SQ.FTS.B, 4.556%, 4/10/27 .... 1,345 1,326
a
9920521.SQ.FTS.B, 4.988%, 4/10/27 .... 1,193 1,156
a
9920607.SQ.FTS.B, 4.988%, 4/10/27 .... 2,181 2,046
a
9923893.SQ.FTS.B, 5.298%, 4/10/27 .... 6,248 4,145
a
9920959.SQ.FTS.B, 5.303%, 4/10/27 .... 3,936 3,863
a
9920930.SQ.FTS.B, 5.349%, 4/10/27 .... 470 369
a
9920371.SQ.FTS.B, 5.804%, 4/10/27 .... 257 252
a
9922128.SQ.FTS.B, 5.814%, 4/10/27 .... 1,153 1,085
a
9920939.SQ.FTS.B, 6.106%, 4/10/27 .... 111 106
a
9920468.SQ.FTS.B, 6.328%, 4/10/27 .... 442 395
a
9922543.SQ.FTS.B, 6.336%, 4/10/27 .... 2,536 2,411
a
9923414.SQ.FTS.B, 6.474%, 4/10/27 .... 469 445
a
9923787.SQ.FTS.B, 6.518%, 4/10/27 .... 1,060 542
a
9924632.SQ.FTS.B, 4.54%, 4/11/27 ..... 934 920
a
9925451.SQ.FTS.B, 4.543%, 4/11/27 .... 1,368 1,341
a
9924784.SQ.FTS.B, 4.547%, 4/11/27 .... 1,709 1,685
a
9924961.SQ.FTS.B, 4.549%, 4/11/27 .... 273 269
a
9924760.SQ.FTS.B, 4.562%, 4/11/27 .... 1,853 1,534
a
9924750.SQ.FTS.B, 5.792%, 4/11/27 .... 704 670
a
9925332.SQ.FTS.B, 5.808%, 4/11/27 .... 3,283 2,837

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9924674.SQ.FTS.B, 6.123%, 4/11/27 .... $ 1,898 $ 1,008
a
9925310.SQ.FTS.B, 6.164%, 4/11/27 .... 534 512
a
9925273.SQ.FTS.B, 6.171%, 4/11/27 .... 186 184
a
9924926.SQ.FTS.B, 6.183%, 4/11/27 .... 987 916
a
9924615.SQ.FTS.B, 6.185%, 4/11/27 .... 494 459
a
9924968.SQ.FTS.B, 6.344%, 4/11/27 .... 675 643
a
9925930.SQ.FTS.B, 5.302%, 4/12/27 .... 12,244 11,801
a
9925794.SQ.FTS.B, 5.802%, 4/12/27 .... 1,115 1,100
a
9927199.SQ.FTS.B, 4.549%, 4/13/27 .... 1,325 1,314
a
9927435.SQ.FTS.B, 4.551%, 4/13/27 .... 3,068 3,030
a
9926644.SQ.FTS.B, 4.555%, 4/13/27 .... 3,184 3,023
a
9927051.SQ.FTS.B, 5.55%, 4/13/27 ..... 2,600 2,126
a
9926487.SQ.FTS.B, 6.177%, 4/13/27 .... 1,220 1,189
a
9926197.SQ.FTS.B, 6.179%, 4/13/27 .... 2,569 2,512
a
9929346.SQ.FTS.B, 4.546%, 4/14/27 .... 1,088 1,069
a
9929797.SQ.FTS.B, 4.549%, 4/14/27 .... 2,370 2,356
a
9930077.SQ.FTS.B, 4.549%, 4/14/27 .... 11,369 11,078
a
9933107.SQ.FTS.B, 4.549%, 4/14/27 .... 10,000 8,184
a
9930599.SQ.FTS.B, 4.556%, 4/14/27 .... 896 888
a
9930725.SQ.FTS.B, 4.988%, 4/14/27 .... 41,377 38,801
a
9932441.SQ.FTS.B, 4.988%, 4/14/27 .... 5,800 5,646
a
9933334.SQ.FTS.B, 5%, 4/14/27 ....... 292 290
a
9933363.SQ.FTS.B, 6.175%, 4/14/27 .... 1,468 1,410
a
9934063.SQ.FTS.B, 4.549%, 4/15/27 .... 15,586 15,304
a
9935107.SQ.FTS.B, 4.549%, 4/15/27 .... 8,234 8,091
a
9935659.SQ.FTS.B, 4.549%, 4/15/27 .... 651 631
a
9936208.SQ.FTS.B, 4.549%, 4/15/27 .... 46,632 44,286
a
9937361.SQ.FTS.B, 4.549%, 4/15/27 .... 13,116 11,169
a
9938276.SQ.FTS.B, 4.549%, 4/15/27 .... 1,176 1,173
a
9934920.SQ.FTS.B, 4.551%, 4/15/27 .... 4,407 4,350
a
9937716.SQ.FTS.B, 4.554%, 4/15/27 .... 1,351 1,337
a
9937588.SQ.FTS.B, 4.988%, 4/15/27 .... 269 266
a
9938213.SQ.FTS.B, 5.305%, 4/15/27 .... 2,318 2,189
a
9933971.SQ.FTS.B, 5.328%, 4/15/27 .... 187 180
a
9936923.SQ.FTS.B, 6.18%, 4/15/27 ..... 7,577 7,469
a
9935721.SQ.FTS.B, 6.348%, 4/15/27 .... 1,157 943
a
9935489.SQ.FTS.B, 6.481%, 4/15/27 .... 1,166 1,035
a
9941274.SQ.FTS.B, 4.549%, 4/16/27 .... 3,056 2,909
a
9944601.SQ.FTS.B, 4.549%, 4/16/27 .... 2,062 2,009
a
9944648.SQ.FTS.B, 4.549%, 4/16/27 .... 2,238 2,207
a
9945973.SQ.FTS.B, 4.549%, 4/16/27 .... 4,638 4,604
a
9944634.SQ.FTS.B, 4.551%, 4/16/27 .... 810 795
a
9944261.SQ.FTS.B, 4.552%, 4/16/27 .... 5,886 5,702
a
9944704.SQ.FTS.B, 4.57%, 4/16/27 ..... 528 519
a
9944463.SQ.FTS.B, 4.979%, 4/16/27 .... 1,068 1,045
a
9942126.SQ.FTS.B, 4.988%, 4/16/27 .... 2,981 2,905
Description
Principal
Amount Value
Block, Inc. (continued)
a
9943952.SQ.FTS.B, 4.988%, 4/16/27 .... $ 9,426 $ 9,121
a
9944910.SQ.FTS.B, 4.988%, 4/16/27 .... 8,933 7,960
a
9941701.SQ.FTS.B, 5.304%, 4/16/27 .... 2,379 2,297
a
9941807.SQ.FTS.B, 5.551%, 4/16/27 .... 5,804 2,230
a
9944730.SQ.FTS.B, 5.554%, 4/16/27 .... 4,056 3,962
a
9945865.SQ.FTS.B, 6.189%, 4/16/27 .... 325 320
a
9943716.SQ.FTS.B, 6.493%, 4/16/27 .... 3,140 2,902
a
9948713.SQ.FTS.B, 4.549%, 4/17/27 .... 506 501
a
9951179.SQ.FTS.B, 4.549%, 4/17/27 .... 2,849 2,816
a
9950003.SQ.FTS.B, 4.55%, 4/17/27 ..... 13,653 13,539
a
9948229.SQ.FTS.B, 4.551%, 4/17/27 .... 5,803 5,718
a
9946311.SQ.FTS.B, 4.552%, 4/17/27 .... 2,672 2,237
a
9951139.SQ.FTS.B, 4.554%, 4/17/27 .... 1,940 1,848
a,b
9948001.SQ.FTS.B, 5.301%, 4/17/27 .... 9,092 2,793
a
9950648.SQ.FTS.B, 5.302%, 4/17/27 .... 24,797 23,460
a
9948589.SQ.FTS.B, 5.31%, 4/17/27 ..... 1,103 1,083
a
9949203.SQ.FTS.B, 5.805%, 4/17/27 .... 4,229 4,043
a
9949415.SQ.FTS.B, 6.181%, 4/17/27 .... 10,057 9,662
a,b
9947797.SQ.FTS.B, 6.49%, 4/17/27 ..... 901 562
a,b
9948764.SQ.FTS.B, 6.493%, 4/17/27 .... 3,052 36
a
9951645.SQ.FTS.B, 4.547%, 4/18/27 .... 903 895
a
9951439.SQ.FTS.B, 4.55%, 4/18/27 ..... 1,653 1,577
a,b
9951673.SQ.FTS.B, 4.99%, 4/18/27 ..... 6,104 145
a
9951789.SQ.FTS.B, 5.551%, 4/18/27 .... 1,509 852
a
9951518.SQ.FTS.B, 5.554%, 4/18/27 .... 329 326
a
9951323.SQ.FTS.B, 6.493%, 4/18/27 .... 17,187 10,669
a
9956219.SQ.FTS.B, 4.548%, 4/20/27 .... 1,598 1,571
a
9955775.SQ.FTS.B, 4.549%, 4/20/27 .... 1,748 1,705
a
9954389.SQ.FTS.B, 4.55%, 4/20/27 ..... 15,929 15,572
a
9956858.SQ.FTS.B, 4.551%, 4/20/27 .... 2,684 2,662
a
9957469.SQ.FTS.B, 4.988%, 4/20/27 .... 5,653 5,429
a
9957615.SQ.FTS.B, 4.988%, 4/20/27 .... 2,484 2,447
a
9958390.SQ.FTS.B, 4.988%, 4/20/27 .... 4,483 4,426
a
9958254.SQ.FTS.B, 4.989%, 4/20/27 .... 1,098 1,087
a
9957036.SQ.FTS.B, 5.301%, 4/20/27 .... 14,951 10,570
a
9958120.SQ.FTS.B, 5.552%, 4/20/27 .... 3,627 3,497
a
9956356.SQ.FTS.B, 5.553%, 4/20/27 .... 8,550 8,344
a
9957737.SQ.FTS.B, 6.162%, 4/20/27 .... 710 637
a
9955908.SQ.FTS.B, 6.178%, 4/20/27 .... 2,217 2,167
a
9956144.SQ.FTS.B, 6.343%, 4/20/27 .... 113 110
a
9960868.SQ.FTS.B, 4.542%, 4/21/27 .... 1,461 1,423
a
9959584.SQ.FTS.B, 4.549%, 4/21/27 .... 11,064 10,818
a
9960585.SQ.FTS.B, 4.549%, 4/21/27 .... 3,345 3,242
a
9960924.SQ.FTS.B, 4.549%, 4/21/27 .... 26,398 26,007
a
9963918.SQ.FTS.B, 4.549%, 4/21/27 .... 10,973 10,448
a
9962665.SQ.FTS.B, 4.551%, 4/21/27 .... 6,575 6,372

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9960384.SQ.FTS.B, 5.298%, 4/21/27 .... $ 619 $ 614
a
9963898.SQ.FTS.B, 5.302%, 4/21/27 .... 428 413
a
9963075.SQ.FTS.B, 5.553%, 4/21/27 .... 1,791 1,777
a
9963669.SQ.FTS.B, 5.806%, 4/21/27 .... 11,849 2,247
a
9960828.SQ.FTS.B, 6.118%, 4/21/27 .... 380 340
a
9963064.SQ.FTS.B, 6.179%, 4/21/27 .... 541 527
a
9964512.SQ.FTS.B, 4.549%, 4/22/27 .... 1,819 1,788
a
9965670.SQ.FTS.B, 4.549%, 4/22/27 .... 2,459 2,418
a
9967213.SQ.FTS.B, 4.549%, 4/22/27 .... 6,236 6,170
a
9967661.SQ.FTS.B, 4.549%, 4/22/27 .... 11,323 11,140
a
9967880.SQ.FTS.B, 4.549%, 4/22/27 .... 39,368 19,674
a
9968433.SQ.FTS.B, 4.549%, 4/22/27 .... 3,710 3,688
a
9968788.SQ.FTS.B, 4.549%, 4/22/27 .... 4,266 4,168
a
9966508.SQ.FTS.B, 4.55%, 4/22/27 ..... 21,263 18,091
a
9966957.SQ.FTS.B, 4.55%, 4/22/27 ..... 8,818 8,686
a
9967585.SQ.FTS.B, 4.551%, 4/22/27 .... 3,445 3,384
a
9964636.SQ.FTS.B, 4.553%, 4/22/27 .... 3,151 3,077
a,b
9964752.SQ.FTS.B, 4.988%, 4/22/27 .... 11,407 274
a
9967514.SQ.FTS.B, 5.799%, 4/22/27 .... 402 398
a
9968675.SQ.FTS.B, 6.181%, 4/22/27 .... 990 979
a
9964233.SQ.FTS.B, 6.487%, 4/22/27 .... 499 484
a
9965715.SQ.FTS.B, 6.505%, 4/22/27 .... 656 612
a
9971631.SQ.FTS.B, 4.549%, 4/23/27 .... 978 964
a,b
9973915.SQ.FTS.B, 4.549%, 4/23/27 .... 26,025 608
a
9974348.SQ.FTS.B, 4.549%, 4/23/27 .... 14,502 14,164
a
9975749.SQ.FTS.B, 4.549%, 4/23/27 .... 2,754 2,712
a
9972544.SQ.FTS.B, 4.551%, 4/23/27 .... 6,266 6,132
a
9972919.SQ.FTS.B, 4.988%, 4/23/27 .... 83 82
a
9975828.SQ.FTS.B, 4.988%, 4/23/27 .... 801 794
a
9975970.SQ.FTS.B, 6.494%, 4/23/27 .... 6,262 5,402
a
9977200.SQ.FTS.B, 4.549%, 4/24/27 .... 1,249 1,239
a
9977429.SQ.FTS.B, 4.549%, 4/24/27 .... 8,943 8,718
a
9978870.SQ.FTS.B, 4.549%, 4/24/27 .... 6,900 3,627
a
9981268.SQ.FTS.B, 4.55%, 4/24/27 ..... 2,963 2,818
a
9979950.SQ.FTS.B, 4.551%, 4/24/27 .... 8,135 7,951
a
9979384.SQ.FTS.B, 4.555%, 4/24/27 .... 1,001 989
a
9977321.SQ.FTS.B, 4.562%, 4/24/27 .... 638 632
a
9977380.SQ.FTS.B, 4.987%, 4/24/27 .... 812 792
a
9979612.SQ.FTS.B, 4.988%, 4/24/27 .... 14,723 14,414
a
9978356.SQ.FTS.B, 4.99%, 4/24/27 ..... 3,966 3,862
a
9979555.SQ.FTS.B, 4.993%, 4/24/27 .... 3,872 3,478
a
9980768.SQ.FTS.B, 5.307%, 4/24/27 .... 2,753 2,611
a,b
9981331.SQ.FTS.B, 5.329%, 4/24/27 .... 1,785 198
a,b
9978141.SQ.FTS.B, 6.118%, 4/24/27 .... 24,390 392
a,b
9979370.SQ.FTS.B, 6.32%, 4/24/27 ..... 1,593 26
a
9980581.SQ.FTS.B, 6.334%, 4/24/27 .... 1,023 946
Description
Principal
Amount Value
Block, Inc. (continued)
a
9978958.SQ.FTS.B, 6.498%, 4/24/27 .... $ 339 $ 330
a
9979254.SQ.FTS.B, 6.498%, 4/24/27 .... 1,624 1,581
a
9981921.SQ.FTS.B, 4.549%, 4/25/27 .... 1,276 1,257
a
9981953.SQ.FTS.B, 4.55%, 4/25/27 ..... 5,873 5,626
a
9982072.SQ.FTS.B, 4.553%, 4/25/27 .... 2,458 2,403
a
9982168.SQ.FTS.B, 4.988%, 4/25/27 .... 8,733 8,608
a
9982421.SQ.FTS.B, 6.34%, 4/25/27 ..... 1,113 514
a
9982436.SQ.FTS.B, 6.357%, 4/25/27 .... 567 457
a
9982824.SQ.FTS.B, 4.549%, 4/26/27 .... 25,226 21,423
a
9983150.SQ.FTS.B, 4.989%, 4/26/27 .... 11,756 11,394
a
9982498.SQ.FTS.B, 6.481%, 4/26/27 .... 687 666
a
9986635.SQ.FTS.B, 4.542%, 4/27/27 .... 914 889
a
9986143.SQ.FTS.B, 4.547%, 4/27/27 .... 3,463 3,402
a
9986684.SQ.FTS.B, 4.547%, 4/27/27 .... 3,496 3,429
a
9985145.SQ.FTS.B, 4.551%, 4/27/27 .... 881 867
a
9989166.SQ.FTS.B, 4.551%, 4/27/27 .... 6,260 6,148
a
9985564.SQ.FTS.B, 4.557%, 4/27/27 .... 2,766 2,367
a
9985677.SQ.FTS.B, 4.987%, 4/27/27 .... 15,720 14,849
a
9984677.SQ.FTS.B, 5.339%, 4/27/27 .... 1,951 1,590
a
9984548.SQ.FTS.B, 5.549%, 4/27/27 .... 2,145 2,016
a
9989529.SQ.FTS.B, 5.559%, 4/27/27 .... 2,310 1,915
a
9985398.SQ.FTS.B, 6.167%, 4/27/27 .... 1,128 1,022
a
9985231.SQ.FTS.B, 6.51%, 4/27/27 ..... 721 654
a
9990235.SQ.FTS.B, 4.548%, 4/28/27 .... 2,698 2,221
a
9994718.SQ.FTS.B, 4.548%, 4/28/27 .... 3,993 3,923
a
9991115.SQ.FTS.B, 4.549%, 4/28/27 .... 17,464 17,194
a
9992198.SQ.FTS.B, 4.549%, 4/28/27 .... 7,230 7,093
a
9993414.SQ.FTS.B, 4.549%, 4/28/27 .... 7,594 7,518
a
9994564.SQ.FTS.B, 4.549%, 4/28/27 .... 6,288 6,130
a
9994470.SQ.FTS.B, 4.551%, 4/28/27 .... 2,697 2,666
a
9995281.SQ.FTS.B, 4.552%, 4/28/27 .... 2,343 2,303
a
9993348.SQ.FTS.B, 4.554%, 4/28/27 .... 2,945 2,877
a
9994083.SQ.FTS.B, 4.561%, 4/28/27 .... 677 666
a
9994762.SQ.FTS.B, 4.982%, 4/28/27 .... 928 909
a,b
9991806.SQ.FTS.B, 4.988%, 4/28/27 .... 8,565 224
a
9994241.SQ.FTS.B, 4.989%, 4/28/27 .... 2,981 2,817
a
9994337.SQ.FTS.B, 4.989%, 4/28/27 .... 8,467 8,006
a
9993980.SQ.FTS.B, 5.344%, 4/28/27 .... 876 802
a
9995231.SQ.FTS.B, 5.547%, 4/28/27 .... 1,109 1,082
a
9993786.SQ.FTS.B, 5.55%, 4/28/27 ..... 1,857 1,745
a
9993826.SQ.FTS.B, 5.804%, 4/28/27 .... 5,267 4,672
a
9989747.SQ.FTS.B, 6.173%, 4/28/27 .... 1,493 1,439
a
9993208.SQ.FTS.B, 6.184%, 4/28/27 .... 1,432 1,392
a
9989865.SQ.FTS.B, 6.492%, 4/28/27 .... 1,461 1,420
a
9994110.SQ.FTS.B, 6.496%, 4/28/27 .... 4,736 4,346
a
9990197.SQ.FTS.B, 6.502%, 4/28/27 .... 542 412

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9999927.SQ.FTS.B, 4.546%, 4/29/27 .... $ 1,548 $ 1,499
a
9998048.SQ.FTS.B, 4.547%, 4/29/27 .... 2,084 2,016
a
10000339.SQ.FTS.B, 4.549%, 4/29/27 ... 1,172 1,158
a
9996361.SQ.FTS.B, 4.549%, 4/29/27 .... 1,954 1,901
a
9997616.SQ.FTS.B, 4.549%, 4/29/27 .... 11,697 11,529
a
9998620.SQ.FTS.B, 4.549%, 4/29/27 .... 16,578 16,373
a
9998156.SQ.FTS.B, 4.55%, 4/29/27 ..... 4,498 4,425
a
9995811.SQ.FTS.B, 4.551%, 4/29/27 .... 14,011 11,926
a
9999975.SQ.FTS.B, 4.551%, 4/29/27 .... 5,805 5,679
a
9996460.SQ.FTS.B, 4.553%, 4/29/27 .... 3,343 2,890
a
9995745.SQ.FTS.B, 4.556%, 4/29/27 .... 3,453 2,907
a
10000145.SQ.FTS.B, 4.988%, 4/29/27 ... 8,194 7,791
a
9996281.SQ.FTS.B, 6.181%, 4/29/27 .... 802 784
a,b
9997998.SQ.FTS.B, 6.186%, 4/29/27 .... 2,828 444
a
9996740.SQ.FTS.B, 6.476%, 4/29/27 .... 465 442
a
10000402.SQ.FTS.B, 6.488%, 4/29/27 ... 710 622
a
10000374.SQ.FTS.B, 6.495%, 4/29/27 ... 593 500
a
9996222.SQ.FTS.B, 6.496%, 4/29/27 .... 1,002 920
a
10004983.SQ.FTS.B, 4.547%, 4/30/27 ... 3,003 2,935
a
10003560.SQ.FTS.B, 4.549%, 4/30/27 ... 2,671 2,580
a,b
10005580.SQ.FTS.B, 4.549%, 4/30/27 ... 7,883 157
a
10008771.SQ.FTS.B, 4.549%, 4/30/27 ... 4,715 4,614
a
10008918.SQ.FTS.B, 4.549%, 4/30/27 ... 7,990 7,835
a
10009288.SQ.FTS.B, 4.549%, 4/30/27 ... 1,533 1,514
a
10009437.SQ.FTS.B, 4.549%, 4/30/27 ... 25,772 22,266
a
10010586.SQ.FTS.B, 4.549%, 4/30/27 ... 15,898 15,537
a
10011290.SQ.FTS.B, 4.549%, 4/30/27 ... 11,215 10,871
a
10013848.SQ.FTS.B, 4.549%, 4/30/27 ... 2,636 2,587
a
10007103.SQ.FTS.B, 4.55%, 4/30/27 .... 16,810 16,600
a
10011515.SQ.FTS.B, 4.55%, 4/30/27 .... 3,079 2,979
a
10007965.SQ.FTS.B, 4.552%, 4/30/27 ... 4,698 4,609
a
10012346.SQ.FTS.B, 4.552%, 4/30/27 ... 4,540 4,416
a
10012329.SQ.FTS.B, 4.558%, 4/30/27 ... 938 928
a
10008306.SQ.FTS.B, 4.564%, 4/30/27 ... 728 717
a
10004522.SQ.FTS.B, 4.988%, 4/30/27 ... 1,122 1,104
a
10005104.SQ.FTS.B, 4.988%, 4/30/27 ... 2,911 2,853
a
10005841.SQ.FTS.B, 4.991%, 4/30/27 ... 2,162 2,120
a
10005690.SQ.FTS.B, 5.295%, 4/30/27 ... 564 554
a
10003541.SQ.FTS.B, 5.322%, 4/30/27 ... 171 151
a,b
10004897.SQ.FTS.B, 5.332%, 4/30/27 ... 2,374 729
a
10013246.SQ.FTS.B, 5.547%, 4/30/27 ... 1,567 1,311
a
10008342.SQ.FTS.B, 5.553%, 4/30/27 ... 8,578 8,500
a
10008119.SQ.FTS.B, 5.804%, 4/30/27 ... 8,318 7,993
a
10005943.SQ.FTS.B, 5.813%, 4/30/27 ... 1,397 1,322
a
10006695.SQ.FTS.B, 6.176%, 4/30/27 ... 2,322 2,212
a,b
10005311.SQ.FTS.B, 6.178%, 4/30/27 ... 7,277 129
Description
Principal
Amount Value
Block, Inc. (continued)
a
10010462.SQ.FTS.B, 6.494%, 4/30/27 ... $ 1,026 $ 997
a
10007088.SQ.FTS.B, 6.506%, 4/30/27 ... 991 730
a
10014073.SQ.FTS.B, 4.547%, 5/01/27 ... 3,432 3,353
a
10013923.SQ.FTS.B, 4.549%, 5/01/27 ... 7,245 7,075
a
10014183.SQ.FTS.B, 4.549%, 5/01/27 ... 3,408 3,316
a
10014649.SQ.FTS.B, 4.549%, 5/01/27 ... 1,428 1,395
a
10014533.SQ.FTS.B, 4.551%, 5/01/27 ... 3,327 3,276
a
10014456.SQ.FTS.B, 4.987%, 5/01/27 ... 3,149 3,066
a
10014437.SQ.FTS.B, 5.001%, 5/01/27 ... 930 906
a
10014407.SQ.FTS.B, 5.297%, 5/01/27 ... 1,258 1,223
a
10014620.SQ.FTS.B, 5.298%, 5/01/27 ... 1,391 1,360
a,b
10014680.SQ.FTS.B, 6.34%, 5/01/27 .... 2,436 346
a
10015443.SQ.FTS.B, 4.55%, 5/02/27 .... 3,996 3,943
a
10015336.SQ.FTS.B, 4.557%, 5/02/27 ... 2,799 1,399
a
10015535.SQ.FTS.B, 4.988%, 5/02/27 ... 20,633 18,851
a
10014810.SQ.FTS.B, 5.812%, 5/02/27 ... 2,047 1,264
a
10015134.SQ.FTS.B, 6.343%, 5/02/27 ... 3,369 2,290
a
10014826.SQ.FTS.B, 6.494%, 5/02/27 ... 2,475 2,040
a
10016682.SQ.FTS.B, 4.541%, 5/03/27 ... 1,078 1,053
a
10021136.SQ.FTS.B, 4.543%, 5/03/27 ... 679 670
a
10019735.SQ.FTS.B, 4.547%, 5/03/27 ... 1,176 1,165
a
10019307.SQ.FTS.B, 4.549%, 5/03/27 ... 4,575 4,465
a
10019393.SQ.FTS.B, 4.549%, 5/03/27 ... 5,092 5,036
a
10019913.SQ.FTS.B, 4.549%, 5/03/27 ... 17,247 16,795
a
10021741.SQ.FTS.B, 4.549%, 5/03/27 ... 1,775 1,748
a
10021786.SQ.FTS.B, 4.549%, 5/03/27 ... 2,930 2,866
a
10021902.SQ.FTS.B, 4.549%, 5/03/27 ... 14,049 7,293
a
10020473.SQ.FTS.B, 4.55%, 5/03/27 .... 19,311 18,718
a
10016720.SQ.FTS.B, 5.343%, 5/03/27 ... 686 480
a
10019649.SQ.FTS.B, 5.553%, 5/03/27 ... 827 798
a
10022139.SQ.FTS.B, 5.804%, 5/03/27 ... 1,441 1,404
a
10019821.SQ.FTS.B, 6.34%, 5/03/27 .... 4,922 3,820
a
10021166.SQ.FTS.B, 6.493%, 5/03/27 ... 8,809 1,188
a
10025630.SQ.FTS.B, 4.549%, 5/04/27 ... 20,741 19,775
a
10026934.SQ.FTS.B, 4.549%, 5/04/27 ... 3,028 2,986
a
10027024.SQ.FTS.B, 4.549%, 5/04/27 ... 21,008 20,532
a
10024666.SQ.FTS.B, 4.988%, 5/04/27 ... 28,962 21,480
a
10025972.SQ.FTS.B, 4.989%, 5/04/27 ... 14,845 14,579
a
10026284.SQ.FTS.B, 5.304%, 5/04/27 ... 11,567 10,204
a
10027446.SQ.FTS.B, 5.348%, 5/04/27 ... 424 394
a
10023317.SQ.FTS.B, 5.553%, 5/04/27 ... 3,084 2,901
a
10025433.SQ.FTS.B, 5.804%, 5/04/27 ... 8,142 7,894
a
10026521.SQ.FTS.B, 6.494%, 5/04/27 ... 25,313 18,681
a
10030712.SQ.FTS.B, 4.546%, 5/05/27 ... 1,187 1,171
a
10029672.SQ.FTS.B, 4.548%, 5/05/27 ... 3,010 2,926
a
10031461.SQ.FTS.B, 4.548%, 5/05/27 ... 2,007 1,961

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10028916.SQ.FTS.B, 4.549%, 5/05/27 ... $ 1,227 $ 1,203
a
10029487.SQ.FTS.B, 4.549%, 5/05/27 ... 3,858 3,756
a
10030589.SQ.FTS.B, 4.549%, 5/05/27 ... 898 873
a
10033281.SQ.FTS.B, 4.549%, 5/05/27 ... 8,251 7,903
a
10032458.SQ.FTS.B, 4.55%, 5/05/27 .... 14,895 14,749
a
10031557.SQ.FTS.B, 4.552%, 5/05/27 ... 2,389 2,286
a
10030252.SQ.FTS.B, 4.553%, 5/05/27 ... 2,736 2,695
a
10031367.SQ.FTS.B, 4.553%, 5/05/27 ... 4,517 4,367
a
10033116.SQ.FTS.B, 4.554%, 5/05/27 ... 2,295 2,259
a
10031613.SQ.FTS.B, 4.555%, 5/05/27 ... 1,435 1,420
a
10031713.SQ.FTS.B, 4.555%, 5/05/27 ... 1,748 1,713
a
10031787.SQ.FTS.B, 4.988%, 5/05/27 ... 4,121 4,013
a
10031935.SQ.FTS.B, 4.988%, 5/05/27 ... 25,358 24,892
a
10030767.SQ.FTS.B, 5.281%, 5/05/27 ... 138 82
a
10028232.SQ.FTS.B, 5.304%, 5/05/27 ... 4,122 4,035
a
10030419.SQ.FTS.B, 5.304%, 5/05/27 ... 3,212 3,124
a
10028058.SQ.FTS.B, 5.552%, 5/05/27 ... 3,696 2,396
a
10030610.SQ.FTS.B, 5.553%, 5/05/27 ... 778 752
a
10031886.SQ.FTS.B, 5.556%, 5/05/27 ... 2,493 2,408
a
10032988.SQ.FTS.B, 5.806%, 5/05/27 ... 5,384 5,222
a
10030660.SQ.FTS.B, 5.813%, 5/05/27 ... 515 509
a
10029790.SQ.FTS.B, 6.337%, 5/05/27 ... 10,271 9,675
a
10028703.SQ.FTS.B, 6.346%, 5/05/27 ... 738 680
a
10030786.SQ.FTS.B, 6.493%, 5/05/27 ... 10,077 3,625
a
10029410.SQ.FTS.B, 6.503%, 5/05/27 ... 1,310 1,007
a
10031544.SQ.FTS.B, 6.505%, 5/05/27 ... 922 699
a
10040627.SQ.FTS.B, 4.544%, 5/06/27 ... 2,237 2,187
a
10038083.SQ.FTS.B, 4.548%, 5/06/27 ... 1,845 1,817
a
10040863.SQ.FTS.B, 4.549%, 5/06/27 ... 37,308 36,556
a
10041557.SQ.FTS.B, 4.549%, 5/06/27 ... 1,703 1,630
a
10039099.SQ.FTS.B, 4.551%, 5/06/27 ... 5,559 5,469
a
10041865.SQ.FTS.B, 4.551%, 5/06/27 ... 3,548 3,471
a
10041764.SQ.FTS.B, 4.552%, 5/06/27 ... 5,421 5,298
a
10040686.SQ.FTS.B, 4.557%, 5/06/27 ... 1,950 1,868
a
10038677.SQ.FTS.B, 4.985%, 5/06/27 ... 877 853
a
10039821.SQ.FTS.B, 4.988%, 5/06/27 ... 12,870 12,641
a
10040199.SQ.FTS.B, 4.988%, 5/06/27 ... 11,873 8,839
a
10040393.SQ.FTS.B, 5.305%, 5/06/27 ... 8,261 116
a
10041575.SQ.FTS.B, 5.311%, 5/06/27 ... 2,735 843
a
10039393.SQ.FTS.B, 5.809%, 5/06/27 ... 1,397 1,371
a
10037525.SQ.FTS.B, 6.487%, 5/06/27 ... 441 435
a
10039538.SQ.FTS.B, 6.493%, 5/06/27 ... 5,118 4,966
a
10038825.SQ.FTS.B, 6.494%, 5/06/27 ... 4,694 4,551
a
10038709.SQ.FTS.B, 6.499%, 5/06/27 ... 3,043 2,806
a
10047656.SQ.FTS.B, 4.548%, 5/07/27 ... 3,987 3,434
a
10046022.SQ.FTS.B, 4.549%, 5/07/27 ... 5,553 5,410
Description
Principal
Amount Value
Block, Inc. (continued)
a
10047758.SQ.FTS.B, 4.549%, 5/07/27 ... $ 370 $ 352
a
10048731.SQ.FTS.B, 4.549%, 5/07/27 ... 14,048 12,098
a
10047180.SQ.FTS.B, 4.55%, 5/07/27 .... 13,112 12,851
a
10048554.SQ.FTS.B, 4.988%, 5/07/27 ... 3,166 3,139
a
10045359.SQ.FTS.B, 5.302%, 5/07/27 ... 10,201 10,042
a
10046489.SQ.FTS.B, 5.553%, 5/07/27 ... 10,706 10,348
a
10047766.SQ.FTS.B, 5.556%, 5/07/27 ... 2,261 2,204
a
10047716.SQ.FTS.B, 6.472%, 5/07/27 ... 975 647
a
10049148.SQ.FTS.B, 6.495%, 5/07/27 ... 35,121 30,471
a
10045332.SQ.FTS.B, 6.507%, 5/07/27 ... 443 430
a
10050294.SQ.FTS.B, 4.545%, 5/08/27 ... 819 805
a
10050429.SQ.FTS.B, 4.553%, 5/08/27 ... 2,472 2,443
a
10049855.SQ.FTS.B, 4.989%, 5/08/27 ... 15,472 4,517
a
10050310.SQ.FTS.B, 5.801%, 5/08/27 ... 3,345 2,999
a
10051599.SQ.FTS.B, 4.545%, 5/09/27 ... 1,633 1,582
a
10051689.SQ.FTS.B, 4.548%, 5/09/27 ... 4,790 4,703
a
10051118.SQ.FTS.B, 4.549%, 5/09/27 ... 5,787 5,671
a
10050922.SQ.FTS.B, 4.988%, 5/09/27 ... 6,441 6,340
a
10051552.SQ.FTS.B, 6.182%, 5/09/27 ... 83 82
a
10051103.SQ.FTS.B, 6.499%, 5/09/27 ... 800 724
a
10053926.SQ.FTS.B, 4.545%, 5/10/27 ... 2,305 2,269
a
10052893.SQ.FTS.B, 4.549%, 5/10/27 ... 8,390 8,236
a
10053450.SQ.FTS.B, 4.549%, 5/10/27 ... 578 572
a
10053512.SQ.FTS.B, 4.549%, 5/10/27 ... 9,783 9,619
a
10054154.SQ.FTS.B, 4.549%, 5/10/27 ... 13,607 13,292
a
10054894.SQ.FTS.B, 4.549%, 5/10/27 ... 31,924 31,518
a
10055982.SQ.FTS.B, 4.549%, 5/10/27 ... 12,960 12,336
a
10052395.SQ.FTS.B, 4.988%, 5/10/27 ... 8,888 8,612
a
10056149.SQ.FTS.B, 5.3%, 5/10/27 ..... 1,215 1,071
a
10056159.SQ.FTS.B, 5.551%, 5/10/27 ... 2,486 2,382
a
10054039.SQ.FTS.B, 5.802%, 5/10/27 ... 5,126 868
a
10054497.SQ.FTS.B, 6.516%, 5/10/27 ... 246 241
a
10058866.SQ.FTS.B, 4.546%, 5/11/27 ... 1,749 1,727
a
10058215.SQ.FTS.B, 4.549%, 5/11/27 ... 1,528 1,493
a
10058235.SQ.FTS.B, 4.549%, 5/11/27 ... 18,618 17,797
a
10058471.SQ.FTS.B, 4.549%, 5/11/27 ... 26,013 25,481
a
10058901.SQ.FTS.B, 4.549%, 5/11/27 ... 7,855 7,703
a
10058023.SQ.FTS.B, 4.551%, 5/11/27 ... 6,244 6,137
a
10058420.SQ.FTS.B, 4.551%, 5/11/27 ... 6,342 6,236
a
10057232.SQ.FTS.B, 4.555%, 5/11/27 ... 2,744 2,655
a
10058123.SQ.FTS.B, 4.555%, 5/11/27 ... 2,870 2,781
a
10058149.SQ.FTS.B, 4.988%, 5/11/27 ... 3,388 3,299
a
10057402.SQ.FTS.B, 4.989%, 5/11/27 ... 3,890 3,859
a
10057762.SQ.FTS.B, 5.302%, 5/11/27 ... 12,715 9,369
a
10057595.SQ.FTS.B, 5.553%, 5/11/27 ... 1,572 1,558
a
10061715.SQ.FTS.B, 4.549%, 5/12/27 ... 5,939 5,839

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10062861.SQ.FTS.B, 4.549%, 5/12/27 ... $ 6,375 $ 6,205
a
10060835.SQ.FTS.B, 4.55%, 5/12/27 .... 9,392 9,247
a
10060216.SQ.FTS.B, 4.551%, 5/12/27 ... 3,096 3,055
a
10060502.SQ.FTS.B, 4.553%, 5/12/27 ... 3,356 3,299
a
10063788.SQ.FTS.B, 5.553%, 5/12/27 ... 2,803 2,684
a
10063779.SQ.FTS.B, 5.804%, 5/12/27 ... 841 536
a
10063028.SQ.FTS.B, 5.828%, 5/12/27 ... 999 649
a,b
10059527.SQ.FTS.B, 6.18%, 5/12/27 .... 24,452 339
a
10061212.SQ.FTS.B, 6.18%, 5/12/27 .... 3,361 2,621
a
10060459.SQ.FTS.B, 6.484%, 5/12/27 ... 170 168
a
10063219.SQ.FTS.B, 6.498%, 5/12/27 ... 1,185 1,075
a
10070582.SQ.FTS.B, 4.535%, 5/13/27 ... 1,464 1,263
a
10068420.SQ.FTS.B, 4.541%, 5/13/27 ... 849 839
a
10070673.SQ.FTS.B, 4.55%, 5/13/27 .... 16,376 16,153
a
10068892.SQ.FTS.B, 4.551%, 5/13/27 ... 3,911 3,833
a
10069811.SQ.FTS.B, 4.551%, 5/13/27 ... 4,430 4,382
a
10070071.SQ.FTS.B, 4.551%, 5/13/27 ... 2,390 2,360
a
10070136.SQ.FTS.B, 4.551%, 5/13/27 ... 10,060 9,750
a
10071694.SQ.FTS.B, 4.555%, 5/13/27 ... 2,378 2,331
a
10066794.SQ.FTS.B, 4.988%, 5/13/27 ... 5,007 4,917
a
10068830.SQ.FTS.B, 4.988%, 5/13/27 ... 1,341 1,319
a
10068536.SQ.FTS.B, 5.302%, 5/13/27 ... 4,017 3,908
a
10067956.SQ.FTS.B, 5.303%, 5/13/27 ... 2,200 2,187
a
10068664.SQ.FTS.B, 5.305%, 5/13/27 ... 592 589
a
10070124.SQ.FTS.B, 5.325%, 5/13/27 ... 1,528 725
a
10067562.SQ.FTS.B, 5.553%, 5/13/27 ... 182 181
a
10069767.SQ.FTS.B, 5.804%, 5/13/27 ... 671 654
a
10066953.SQ.FTS.B, 6.178%, 5/13/27 ... 5,696 4,970
a
10067376.SQ.FTS.B, 6.488%, 5/13/27 ... 1,912 1,810
a
10070290.SQ.FTS.B, 6.493%, 5/13/27 ... 6,971 5,220
a
10071856.SQ.FTS.B, 4.549%, 5/14/27 ... 9,410 8,105
a
10072312.SQ.FTS.B, 4.549%, 5/14/27 ... 2,024 1,933
a
10072408.SQ.FTS.B, 4.549%, 5/14/27 ... 3,565 3,485
a
10073843.SQ.FTS.B, 4.549%, 5/14/27 ... 2,109 2,086
a
10074235.SQ.FTS.B, 4.549%, 5/14/27 ... 1,430 1,391
a
10074919.SQ.FTS.B, 4.549%, 5/14/27 ... 9,046 8,912
a
10074279.SQ.FTS.B, 4.55%, 5/14/27 .... 8,443 8,313
a
10073657.SQ.FTS.B, 4.551%, 5/14/27 ... 5,466 4,755
a
10076016.SQ.FTS.B, 4.553%, 5/14/27 ... 2,898 2,859
a
10075392.SQ.FTS.B, 4.989%, 5/14/27 ... 26,084 23,985
a
10073174.SQ.FTS.B, 5.303%, 5/14/27 ... 10,703 10,039
a
10074535.SQ.FTS.B, 5.805%, 5/14/27 ... 1,948 1,922
a
10075119.SQ.FTS.B, 5.806%, 5/14/27 ... 3,415 2,178
a
10071777.SQ.FTS.B, 6.171%, 5/14/27 ... 1,579 1,450
a
10073024.SQ.FTS.B, 6.176%, 5/14/27 ... 4,527 3,523
a
10076276.SQ.FTS.B, 6.177%, 5/14/27 ... 2,556 388
Description
Principal
Amount Value
Block, Inc. (continued)
a
10076617.SQ.FTS.B, 4.547%, 5/15/27 ... $ 3,676 $ 3,619
a
10076376.SQ.FTS.B, 4.548%, 5/15/27 ... 1,812 1,783
a
10076418.SQ.FTS.B, 4.549%, 5/15/27 ... 6,827 6,646
a
10077057.SQ.FTS.B, 4.549%, 5/15/27 ... 15,482 13,407
a
10076330.SQ.FTS.B, 4.562%, 5/15/27 ... 813 803
a
10076855.SQ.FTS.B, 4.992%, 5/15/27 ... 193 192
a
10076893.SQ.FTS.B, 5.343%, 5/15/27 ... 59 57
a
10076874.SQ.FTS.B, 5.545%, 5/15/27 ... 691 678
a
10076902.SQ.FTS.B, 5.545%, 5/15/27 ... 1,879 1,763
a
10076399.SQ.FTS.B, 5.564%, 5/15/27 ... 1,096 1,031
a
10076575.SQ.FTS.B, 5.798%, 5/15/27 ... 443 435
a
10076591.SQ.FTS.B, 5.809%, 5/15/27 ... 1,246 1,180
a
10076357.SQ.FTS.B, 6.157%, 5/15/27 ... 379 370
a
10076368.SQ.FTS.B, 6.17%, 5/15/27 .... 888 775
a
10076772.SQ.FTS.B, 6.183%, 5/15/27 ... 2,396 1,362
a
10076687.SQ.FTS.B, 6.187%, 5/15/27 ... 1,274 1,239
a
10076802.SQ.FTS.B, 6.5%, 5/15/27 ..... 4,127 2,761
a
10077869.SQ.FTS.B, 4.544%, 5/16/27 ... 2,601 2,550
a
10077518.SQ.FTS.B, 4.549%, 5/16/27 ... 2,276 2,240
a
10078060.SQ.FTS.B, 4.551%, 5/16/27 ... 2,923 2,882
a
10077695.SQ.FTS.B, 4.552%, 5/16/27 ... 3,988 3,925
a
10077818.SQ.FTS.B, 4.555%, 5/16/27 ... 2,140 2,104
a
10077914.SQ.FTS.B, 4.988%, 5/16/27 ... 5,020 4,962
a
10077507.SQ.FTS.B, 4.993%, 5/16/27 ... 1,091 997
a
10077204.SQ.FTS.B, 5.808%, 5/16/27 ... 1,575 1,456
a
10077778.SQ.FTS.B, 6.346%, 5/16/27 ... 612 544
a,b
10077639.SQ.FTS.B, 6.496%, 5/16/27 ... 7,026 151
a
10079136.SQ.FTS.B, 4.544%, 5/17/27 ... 2,254 1,961
a
10080470.SQ.FTS.B, 4.546%, 5/17/27 ... 2,368 2,324
a
10082325.SQ.FTS.B, 4.546%, 5/17/27 ... 2,379 2,334
a
10079764.SQ.FTS.B, 4.547%, 5/17/27 ... 5,289 5,106
a
10079193.SQ.FTS.B, 4.548%, 5/17/27 ... 5,683 5,565
a
10079986.SQ.FTS.B, 4.549%, 5/17/27 ... 10,109 9,929
a
10082454.SQ.FTS.B, 4.549%, 5/17/27 ... 26,062 25,316
a
10083349.SQ.FTS.B, 4.549%, 5/17/27 ... 6,054 5,916
a
10083506.SQ.FTS.B, 4.55%, 5/17/27 .... 23,723 23,277
a
10081225.SQ.FTS.B, 4.552%, 5/17/27 ... 5,989 5,697
a
10079048.SQ.FTS.B, 4.566%, 5/17/27 ... 1,349 1,166
a
10082867.SQ.FTS.B, 5.301%, 5/17/27 ... 6,346 6,126
a
10081028.SQ.FTS.B, 5.56%, 5/17/27 .... 1,330 1,283
a
10080999.SQ.FTS.B, 6.118%, 5/17/27 ... 1,038 940
a
10083502.SQ.FTS.B, 6.477%, 5/17/27 ... 684 203
a
10082858.SQ.FTS.B, 6.516%, 5/17/27 ... 144 141
a
10087465.SQ.FTS.B, 4.548%, 5/18/27 ... 3,901 3,853
a
10085055.SQ.FTS.B, 4.549%, 5/18/27 ... 19,390 18,852
a
10086202.SQ.FTS.B, 4.549%, 5/18/27 ... 3,425 3,370

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10086115.SQ.FTS.B, 4.551%, 5/18/27 ... $ 4,832 $ 4,680
a
10085881.SQ.FTS.B, 4.556%, 5/18/27 ... 1,081 1,071
a
10085867.SQ.FTS.B, 4.562%, 5/18/27 ... 479 471
a
10085580.SQ.FTS.B, 4.984%, 5/18/27 ... 1,273 1,261
a
10086308.SQ.FTS.B, 4.985%, 5/18/27 ... 1,803 1,769
a
10084799.SQ.FTS.B, 4.986%, 5/18/27 ... 2,615 2,548
a
10084068.SQ.FTS.B, 4.988%, 5/18/27 ... 6,489 6,356
a
10085669.SQ.FTS.B, 4.989%, 5/18/27 ... 1,943 1,920
a
10087607.SQ.FTS.B, 4.989%, 5/18/27 ... 18,863 18,117
a
10087406.SQ.FTS.B, 4.991%, 5/18/27 ... 2,431 2,336
a
10086407.SQ.FTS.B, 4.992%, 5/18/27 ... 3,774 2,890
a
10086434.SQ.FTS.B, 4.999%, 5/18/27 ... 1,083 1,048
a
10087862.SQ.FTS.B, 5.553%, 5/18/27 ... 16,653 16,386
a
10086462.SQ.FTS.B, 6.181%, 5/18/27 ... 4,947 4,788
a
10086601.SQ.FTS.B, 6.494%, 5/18/27 ... 3,024 2,886
a
10089898.SQ.FTS.B, 4.545%, 5/19/27 ... 1,471 1,445
a
10089959.SQ.FTS.B, 4.549%, 5/19/27 ... 4,735 4,669
a
10091511.SQ.FTS.B, 4.549%, 5/19/27 ... 8,592 3,906
a
10088671.SQ.FTS.B, 4.551%, 5/19/27 ... 9,286 8,855
a
10092301.SQ.FTS.B, 4.553%, 5/19/27 ... 4,291 1,929
a
10090219.SQ.FTS.B, 4.986%, 5/19/27 ... 1,856 1,796
a
10088502.SQ.FTS.B, 4.988%, 5/19/27 ... 3,559 3,445
a
10090695.SQ.FTS.B, 4.988%, 5/19/27 ... 31,153 29,971
a
10090496.SQ.FTS.B, 4.99%, 5/19/27 .... 4,522 4,276
a
10091556.SQ.FTS.B, 5.556%, 5/19/27 ... 500 496
a
10091927.SQ.FTS.B, 5.804%, 5/19/27 ... 9,002 8,847
a
10092843.SQ.FTS.B, 6.491%, 5/19/27 ... 1,549 227
a
10092474.SQ.FTS.B, 6.494%, 5/19/27 ... 1,627 1,484
a
10101149.SQ.FTS.B, 4.549%, 5/20/27 ... 10,106 9,767
a
10100555.SQ.FTS.B, 4.55%, 5/20/27 .... 20,506 20,179
a
10097694.SQ.FTS.B, 4.551%, 5/20/27 ... 2,633 2,599
a
10102565.SQ.FTS.B, 4.551%, 5/20/27 ... 10,672 9,338
a
10100394.SQ.FTS.B, 4.553%, 5/20/27 ... 3,481 3,394
a
10097480.SQ.FTS.B, 4.979%, 5/20/27 ... 1,799 1,731
a
10101637.SQ.FTS.B, 4.996%, 5/20/27 ... 803 790
a
10099289.SQ.FTS.B, 5.302%, 5/20/27 ... 26,930 26,313
a
10101669.SQ.FTS.B, 5.302%, 5/20/27 ... 33,838 32,872
a
10099061.SQ.FTS.B, 5.553%, 5/20/27 ... 5,398 5,202
a
10100509.SQ.FTS.B, 5.564%, 5/20/27 ... 1,100 949
a
10097380.SQ.FTS.B, 5.804%, 5/20/27 ... 1,905 1,716
a
10101357.SQ.FTS.B, 6.182%, 5/20/27 ... 4,787 4,635
a
10100353.SQ.FTS.B, 6.186%, 5/20/27 ... 38 37
a
10101535.SQ.FTS.B, 6.339%, 5/20/27 ... 6,419 2,890
a,b
10100533.SQ.FTS.B, 6.49%, 5/20/27 .... 1,610 37
a
10103277.SQ.FTS.B, 4.549%, 5/21/27 ... 1,183 1,171
a
10104891.SQ.FTS.B, 4.549%, 5/21/27 ... 12,826 12,388
Description
Principal
Amount Value
Block, Inc. (continued)
a
10106905.SQ.FTS.B, 4.549%, 5/21/27 ... $ 30,081 $ 29,282
a
10107777.SQ.FTS.B, 4.55%, 5/21/27 .... 10,772 10,553
a
10103941.SQ.FTS.B, 4.987%, 5/21/27 ... 7,890 7,219
a
10106093.SQ.FTS.B, 4.989%, 5/21/27 ... 17,786 17,079
a
10104703.SQ.FTS.B, 5.3%, 5/21/27 ..... 957 930
a
10105218.SQ.FTS.B, 5.301%, 5/21/27 ... 3,533 3,491
a
10103365.SQ.FTS.B, 6.321%, 5/21/27 ... 1,163 310
a
10104678.SQ.FTS.B, 6.494%, 5/21/27 ... 1,663 943
a
10106457.SQ.FTS.B, 6.495%, 5/21/27 ... 14,861 10,535
a
10104854.SQ.FTS.B, 6.501%, 5/21/27 ... 1,691 236
a
10105192.SQ.FTS.B, 6.505%, 5/21/27 ... 871 824
a
10108424.SQ.FTS.B, 4.549%, 5/22/27 ... 4,031 3,919
a
10108540.SQ.FTS.B, 4.55%, 5/22/27 .... 13,270 12,899
a
10108249.SQ.FTS.B, 4.551%, 5/22/27 ... 1,349 1,316
a
10108491.SQ.FTS.B, 4.554%, 5/22/27 ... 2,937 2,876
a
10108291.SQ.FTS.B, 5.306%, 5/22/27 ... 1,061 1,039
a
10108313.SQ.FTS.B, 5.307%, 5/22/27 ... 2,956 2,761
a
10108146.SQ.FTS.B, 5.806%, 5/22/27 ... 4,469 4,384
a
10108280.SQ.FTS.B, 6.508%, 5/22/27 ... 1,329 167
a
10109803.SQ.FTS.B, 4.545%, 5/23/27 ... 1,309 1,286
a
10108951.SQ.FTS.B, 4.549%, 5/23/27 ... 7,056 6,866
a
10109210.SQ.FTS.B, 4.549%, 5/23/27 ... 1,392 1,343
a
10109899.SQ.FTS.B, 4.549%, 5/23/27 ... 7,017 6,897
a
10109272.SQ.FTS.B, 4.551%, 5/23/27 ... 1,644 1,619
a
10109604.SQ.FTS.B, 4.554%, 5/23/27 ... 3,273 2,852
a
10109048.SQ.FTS.B, 5.296%, 5/23/27 ... 1,348 1,290
a
10109325.SQ.FTS.B, 6.172%, 5/23/27 ... 1,064 976
a
10109658.SQ.FTS.B, 6.175%, 5/23/27 ... 2,882 2,649
a
10109299.SQ.FTS.B, 6.493%, 5/23/27 ... 2,205 1,989
a
10109646.SQ.FTS.B, 6.494%, 5/23/27 ... 1,418 973
a
10113529.SQ.FTS.B, 4.537%, 5/24/27 ... 2,091 1,755
a
10113194.SQ.FTS.B, 4.549%, 5/24/27 ... 1,671 1,659
a
10113371.SQ.FTS.B, 4.549%, 5/24/27 ... 5,707 5,622
a
10113579.SQ.FTS.B, 4.549%, 5/24/27 ... 13,146 12,870
a
10114453.SQ.FTS.B, 4.549%, 5/24/27 ... 8,905 8,752
a
10115779.SQ.FTS.B, 4.549%, 5/24/27 ... 5,276 5,244
a
10112725.SQ.FTS.B, 4.551%, 5/24/27 ... 5,823 5,624
a
10112475.SQ.FTS.B, 4.552%, 5/24/27 ... 1,853 1,828
a
10112902.SQ.FTS.B, 4.552%, 5/24/27 ... 3,460 3,416
a
10113856.SQ.FTS.B, 4.556%, 5/24/27 ... 2,040 1,998
a
10113130.SQ.FTS.B, 4.986%, 5/24/27 ... 1,694 1,651
a
10111112.SQ.FTS.B, 4.989%, 5/24/27 .... 6,129 5,932
a
10115424.SQ.FTS.B, 5.302%, 5/24/27 ... 1,231 1,202
a
10111449.SQ.FTS.B, 5.34%, 5/24/27 .... 397 379
a
10112587.SQ.FTS.B, 5.55%, 5/24/27 .... 3,878 3,664
a
10110832.SQ.FTS.B, 5.555%, 5/24/27 ... 13,332 9,026

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10111511.SQ.FTS.B, 5.805%, 5/24/27 .... $ 13,870 $ 11,518
a
10112448.SQ.FTS.B, 5.805%, 5/24/27 ... 727 708
a
10113360.SQ.FTS.B, 6.117%, 5/24/27 ... 698 527
a
10113042.SQ.FTS.B, 6.179%, 5/24/27 ... 2,704 2,635
a
10112810.SQ.FTS.B, 6.18%, 5/24/27 .... 1,811 1,766
a
10115469.SQ.FTS.B, 6.182%, 5/24/27 ... 2,197 2,141
a
10112252.SQ.FTS.B, 6.19%, 5/24/27 .... 1,071 851
a
10112687.SQ.FTS.B, 6.331%, 5/24/27 ... 3,471 1,536
a
10112092.SQ.FTS.B, 6.334%, 5/24/27 ... 3,629 2,922
a
10115191.SQ.FTS.B, 6.488%, 5/24/27 ... 725 715
a
10115678.SQ.FTS.B, 6.495%, 5/24/27 ... 1,983 1,939
a
10118456.SQ.FTS.B, 4.545%, 5/25/27 ... 2,581 2,236
a
10120966.SQ.FTS.B, 4.547%, 5/25/27 ... 4,520 4,391
a
10122406.SQ.FTS.B, 4.548%, 5/25/27 ... 5,591 5,477
a
10118798.SQ.FTS.B, 4.549%, 5/25/27 ... 2,737 2,708
a
10120287.SQ.FTS.B, 4.549%, 5/25/27 ... 541 536
a
10121544.SQ.FTS.B, 4.549%, 5/25/27 ... 1,135 1,109
a
10121807.SQ.FTS.B, 4.549%, 5/25/27 ... 33,526 32,562
a
10120345.SQ.FTS.B, 4.55%, 5/25/27 .... 4,066 4,010
a
10121373.SQ.FTS.B, 4.553%, 5/25/27 ... 3,832 3,758
a
10118996.SQ.FTS.B, 4.987%, 5/25/27 ... 5,101 4,965
a
10120531.SQ.FTS.B, 4.987%, 5/25/27 ... 5,140 5,035
a
10122544.SQ.FTS.B, 5.302%, 5/25/27 ... 12,819 12,604
a
10121177.SQ.FTS.B, 5.311%, 5/25/27 ... 1,170 1,139
a
10120321.SQ.FTS.B, 5.554%, 5/25/27 ... 581 566
a,b
10122835.SQ.FTS.B, 5.805%, 5/25/27 ... 46,738 7,317
a
10118276.SQ.FTS.B, 5.807%, 5/25/27 ... 5,581 5,303
a
10120719.SQ.FTS.B, 5.808%, 5/25/27 ... 1,775 1,602
a
10118508.SQ.FTS.B, 5.839%, 5/25/27 ... 675 244
a
10120749.SQ.FTS.B, 6.166%, 5/25/27 ... 701 679
a
10122529.SQ.FTS.B, 6.18%, 5/25/27 .... 1,496 1,180
a
10120934.SQ.FTS.B, 6.342%, 5/25/27 ... 1,596 1,370
a
10128903.SQ.FTS.B, 4.549%, 5/26/27 ... 15,931 15,568
a
10129873.SQ.FTS.B, 4.549%, 5/26/27 ... 2,639 2,609
a
10130161.SQ.FTS.B, 4.549%, 5/26/27 ... 34,802 34,223
a
10127765.SQ.FTS.B, 4.55%, 5/26/27 .... 16,238 7,073
a
10128846.SQ.FTS.B, 4.55%, 5/26/27 .... 2,109 2,075
a
10127085.SQ.FTS.B, 4.556%, 5/26/27 ... 2,264 2,208
a
10128531.SQ.FTS.B, 4.988%, 5/26/27 ... 300 296
a
10131606.SQ.FTS.B, 5.304%, 5/26/27 ... 5,442 5,349
a
10132561.SQ.FTS.B, 5.311%, 5/26/27 ... 128 120
a
10131065.SQ.FTS.B, 5.541%, 5/26/27 ... 8 8
a
10132070.SQ.FTS.B, 5.554%, 5/26/27 ... 9,851 9,435
a
10129956.SQ.FTS.B, 5.804%, 5/26/27 ... 2,178 2,150
a
10129759.SQ.FTS.B, 6.172%, 5/26/27 ... 975 900
a
10128702.SQ.FTS.B, 6.176%, 5/26/27 ... 3,443 3,176
Description
Principal
Amount Value
Block, Inc. (continued)
a
10127174.SQ.FTS.B, 6.493%, 5/26/27 ... $ 1,578 $ 1,332
a
10128252.SQ.FTS.B, 6.494%, 5/26/27 ... 4,094 3,757
a
10131279.SQ.FTS.B, 6.5%, 5/26/27 ..... 799 756
a
10133097.SQ.FTS.B, 4.549%, 5/27/27 ... 29,153 25,304
a
10132846.SQ.FTS.B, 4.551%, 5/27/27 ... 3,910 3,404
a
10133057.SQ.FTS.B, 4.553%, 5/27/27 ... 903 894
a
10132767.SQ.FTS.B, 4.554%, 5/27/27 ... 2,312 2,264
a
10132700.SQ.FTS.B, 5.303%, 5/27/27 ... 3,901 3,735
a
10133420.SQ.FTS.B, 5.303%, 5/27/27 ... 4,978 4,886
a
10133004.SQ.FTS.B, 6.174%, 5/27/27 ... 2,638 2,430
a
10135405.SQ.FTS.B, 4.545%, 5/28/27 ... 1,341 1,321
a
10136707.SQ.FTS.B, 4.547%, 5/28/27 ... 4,012 3,933
a
10136103.SQ.FTS.B, 4.548%, 5/28/27 ... 1,429 1,407
a
10137328.SQ.FTS.B, 4.549%, 5/28/27 ... 7,550 7,469
a
10135759.SQ.FTS.B, 4.551%, 5/28/27 ... 4,924 4,780
a
10134263.SQ.FTS.B, 4.554%, 5/28/27 ... 3,177 3,098
a
10135906.SQ.FTS.B, 4.555%, 5/28/27 ... 2,185 2,145
a
10134177.SQ.FTS.B, 4.986%, 5/28/27 ... 1,021 995
a
10136197.SQ.FTS.B, 4.989%, 5/28/27 ... 9,648 9,344
a
10134001.SQ.FTS.B, 5.334%, 5/28/27 ... 4,600 54
a
10136558.SQ.FTS.B, 5.551%, 5/28/27 ... 2,423 2,237
a
10136634.SQ.FTS.B, 5.804%, 5/28/27 ... 1,494 1,251
a
10138793.SQ.FTS.B, 6.18%, 5/28/27 .... 11,510 11,229
a
10138633.SQ.FTS.B, 6.182%, 5/28/27 ... 265 262
a,b
10134465.SQ.FTS.B, 6.337%, 5/28/27 ... 5,469 1,352
a
10138004.SQ.FTS.B, 6.339%, 5/28/27 ... 1,776 1,721
a
10135205.SQ.FTS.B, 6.472%, 5/28/27 ... 188 185
a
10135334.SQ.FTS.B, 6.481%, 5/28/27 ... 332 324
a
10136008.SQ.FTS.B, 6.494%, 5/28/27 ... 2,103 1,682
a
10138508.SQ.FTS.B, 6.497%, 5/28/27 ... 1,722 1,683
a
10139528.SQ.FTS.B, 4.541%, 5/29/27 ... 2,131 2,057
a
10140020.SQ.FTS.B, 4.546%, 5/29/27 ... 5,571 4,640
a
10139614.SQ.FTS.B, 4.549%, 5/29/27 ... 4,174 4,084
a
10139809.SQ.FTS.B, 4.549%, 5/29/27 ... 2,167 2,127
a
10139412.SQ.FTS.B, 4.992%, 5/29/27 ... 3,732 3,653
a
10140505.SQ.FTS.B, 4.545%, 5/30/27 ... 1,136 1,121
a
10141150.SQ.FTS.B, 4.549%, 5/30/27 ... 7,032 6,978
a
10140698.SQ.FTS.B, 4.555%, 5/30/27 ... 3,703 3,246
a
10140930.SQ.FTS.B, 4.993%, 5/30/27 ... 1,469 1,450
a
10140763.SQ.FTS.B, 6.495%, 5/30/27 ... 4,887 4,624
a
10146022.SQ.FTS.B, 4.538%, 6/01/27 ... 1,618 1,548
a
10145681.SQ.FTS.B, 4.542%, 6/01/27 ... 2,126 2,067
a
10147672.SQ.FTS.B, 4.545%, 6/01/27 ... 2,323 2,274
a
10147384.SQ.FTS.B, 4.547%, 6/01/27 ... 3,231 3,193
a
10146145.SQ.FTS.B, 4.549%, 6/01/27 ... 1,736 1,722
a
10146479.SQ.FTS.B, 4.549%, 6/01/27 ... 655 650

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10146544.SQ.FTS.B, 4.551%, 6/01/27 ... $ 3,862 $ 3,794
a
10147274.SQ.FTS.B, 4.551%, 6/01/27 ... 3,651 3,557
a
10143966.SQ.FTS.B, 4.554%, 6/01/27 ... 3,629 3,511
a
10145553.SQ.FTS.B, 4.554%, 6/01/27 ... 3,187 3,111
a
10146086.SQ.FTS.B, 4.981%, 6/01/27 ... 1,620 1,577
a
10145780.SQ.FTS.B, 4.987%, 6/01/27 ... 6,494 6,354
a
10144582.SQ.FTS.B, 4.988%, 6/01/27 ... 16,105 15,785
a
10147245.SQ.FTS.B, 5.307%, 6/01/27 ... 2,554 2,300
a
10143489.SQ.FTS.B, 5.804%, 6/01/27 ... 5,212 4,337
a
10144432.SQ.FTS.B, 6.491%, 6/01/27 ... 3,775 3,419
a
10147763.SQ.FTS.B, 6.495%, 6/01/27 ... 1,726 929
a
10148888.SQ.FTS.B, 4.549%, 6/02/27 ... 3,015 2,961
a
10149225.SQ.FTS.B, 4.549%, 6/02/27 ... 8,761 7,688
a
10151082.SQ.FTS.B, 4.551%, 6/02/27 ... 5,886 5,782
a
10152255.SQ.FTS.B, 4.561%, 6/02/27 ... 1,461 1,281
a
10149750.SQ.FTS.B, 4.988%, 6/02/27 ... 1,931 1,903
a
10153269.SQ.FTS.B, 5.303%, 6/02/27 ... 6,031 5,758
a
10150899.SQ.FTS.B, 5.545%, 6/02/27 ... 942 917
a
10151466.SQ.FTS.B, 5.553%, 6/02/27 ... 23,666 23,288
a
10152306.SQ.FTS.B, 5.553%, 6/02/27 ... 30,869 30,259
a
10150830.SQ.FTS.B, 5.804%, 6/02/27 ... 4,394 4,241
a
10153214.SQ.FTS.B, 5.816%, 6/02/27 ... 1,579 1,426
a
10153201.SQ.FTS.B, 5.819%, 6/02/27 ... 987 917
a
10152268.SQ.FTS.B, 6.326%, 6/02/27 ... 1,478 727
a
10149935.SQ.FTS.B, 6.344%, 6/02/27 ... 1,503 1,302
a
10148857.SQ.FTS.B, 6.364%, 6/02/27 ... 710 452
a
10151264.SQ.FTS.B, 6.491%, 6/02/27 ... 1,107 1,070
a
10155983.SQ.FTS.B, 4.545%, 6/03/27 ... 2,614 2,519
a
10156038.SQ.FTS.B, 4.545%, 6/03/27 ... 1,872 1,841
a
10154093.SQ.FTS.B, 4.546%, 6/03/27 ... 1,848 1,781
a
10153627.SQ.FTS.B, 4.549%, 6/03/27 ... 87 87
a
10154451.SQ.FTS.B, 4.549%, 6/03/27 ... 2,207 2,158
a
10155065.SQ.FTS.B, 4.549%, 6/03/27 ... 19,446 18,792
a
10157481.SQ.FTS.B, 4.549%, 6/03/27 ... 4,927 4,833
a
10157580.SQ.FTS.B, 4.549%, 6/03/27 ... 5,466 5,335
a
10158227.SQ.FTS.B, 4.549%, 6/03/27 ... 29,765 29,233
a
10153895.SQ.FTS.B, 4.551%, 6/03/27 ... 3,000 2,930
a
10153411.SQ.FTS.B, 4.556%, 6/03/27 ... 3,126 2,737
a
10154322.SQ.FTS.B, 4.556%, 6/03/27 ... 2,211 2,159
a
10156303.SQ.FTS.B, 4.556%, 6/03/27 ... 1,352 1,331
a
10156341.SQ.FTS.B, 4.988%, 6/03/27 ... 22,123 21,771
a
10156104.SQ.FTS.B, 4.99%, 6/03/27 .... 5,024 4,948
a
10154289.SQ.FTS.B, 5.302%, 6/03/27 ... 242 240
a
10155838.SQ.FTS.B, 5.802%, 6/03/27 ... 131 130
a
10154771.SQ.FTS.B, 6.111%, 6/03/27 ... 552 534
a
10155768.SQ.FTS.B, 6.18%, 6/03/27 .... 2,472 2,337
Description
Principal
Amount Value
Block, Inc. (continued)
a
10154651.SQ.FTS.B, 6.483%, 6/03/27 ... $ 1,200 $ 1,045
a
10155464.SQ.FTS.B, 6.495%, 6/03/27 ... 7,243 6,949
a
10155727.SQ.FTS.B, 6.504%, 6/03/27 ... 869 846
a
10165923.SQ.FTS.B, 4.54%, 6/04/27 .... 1,013 978
a
10162794.SQ.FTS.B, 4.547%, 6/04/27 ... 5,789 5,597
a
10162981.SQ.FTS.B, 4.547%, 6/04/27 ... 3,481 3,433
a
10166007.SQ.FTS.B, 4.547%, 6/04/27 ... 3,375 3,314
a
10165073.SQ.FTS.B, 4.549%, 6/04/27 ... 9,926 9,602
a
10165962.SQ.FTS.B, 4.549%, 6/04/27 ... 2,005 1,762
a
10163498.SQ.FTS.B, 4.552%, 6/04/27 ... 1,526 1,508
a
10163613.SQ.FTS.B, 4.554%, 6/04/27 ... 2,576 2,520
a
10166141.SQ.FTS.B, 4.557%, 6/04/27 ... 2,561 2,447
a
10164151.SQ.FTS.B, 4.981%, 6/04/27 ... 717 711
a
10164280.SQ.FTS.B, 4.99%, 6/04/27 .... 7,935 7,616
a
10166080.SQ.FTS.B, 4.993%, 6/04/27 ... 4,152 3,828
a
10162274.SQ.FTS.B, 5.301%, 6/04/27 ... 10,643 10,521
a
10165209.SQ.FTS.B, 5.302%, 6/04/27 ... 12,273 12,140
a
10164494.SQ.FTS.B, 5.334%, 6/04/27 ... 3,053 1,270
a
10164210.SQ.FTS.B, 5.544%, 6/04/27 ... 905 868
a
10166540.SQ.FTS.B, 5.552%, 6/04/27 ... 4,194 4,049
a
10163716.SQ.FTS.B, 5.555%, 6/04/27 ... 1,105 1,046
a
10162247.SQ.FTS.B, 5.804%, 6/04/27 ... 881 799
a,b
10163785.SQ.FTS.B, 6.12%, 6/04/27 .... 4,914 86
a
10164228.SQ.FTS.B, 6.18%, 6/04/27 .... 1,328 1,229
a
10162063.SQ.FTS.B, 6.49%, 6/04/27 .... 3,108 2,813
a
10163183.SQ.FTS.B, 6.497%, 6/04/27 ... 5,343 4,667
a
10170386.SQ.FTS.B, 4.546%, 6/05/27 ... 2,853 2,786
a
10171604.SQ.FTS.B, 4.546%, 6/05/27 ... 2,498 2,434
a
10168297.SQ.FTS.B, 4.549%, 6/05/27 ... 1,463 1,443
a
10168573.SQ.FTS.B, 4.549%, 6/05/27 ... 17,689 17,278
a
10169442.SQ.FTS.B, 4.549%, 6/05/27 ... 37,029 36,166
a
10167634.SQ.FTS.B, 4.551%, 6/05/27 ... 3,436 3,371
a
10171785.SQ.FTS.B, 4.551%, 6/05/27 ... 3,493 3,422
a
10170961.SQ.FTS.B, 4.552%, 6/05/27 ... 9,230 7,725
a
10167759.SQ.FTS.B, 4.562%, 6/05/27 ... 1,352 1,314
a
10171753.SQ.FTS.B, 5.281%, 6/05/27 ... 371 348
a
10167500.SQ.FTS.B, 5.298%, 6/05/27 ... 1,997 1,954
a
10168059.SQ.FTS.B, 5.3%, 6/05/27 ..... 6,060 5,461
a
10171061.SQ.FTS.B, 5.302%, 6/05/27 ... 576 550
a
10170201.SQ.FTS.B, 5.539%, 6/05/27 ... 1,195 1,103
a
10167297.SQ.FTS.B, 5.551%, 6/05/27 ... 6,808 5,933
a
10170926.SQ.FTS.B, 5.804%, 6/05/27 ... 1,159 1,133
a
10171953.SQ.FTS.B, 6.182%, 6/05/27 ... 7,665 4,435
a
10171067.SQ.FTS.B, 6.485%, 6/05/27 ... 1,094 1,036
a
10172068.SQ.FTS.B, 6.496%, 6/05/27 ... 1,014 993
a
10167530.SQ.FTS.B, 6.497%, 6/05/27 ... 1,098 1,082

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10171722.SQ.FTS.B, 6.504%, 6/05/27 ... $ 1,164 $ 1,026
a
10167474.SQ.FTS.B, 6.507%, 6/05/27 ... 1,131 791
a
10170338.SQ.FTS.B, 6.51%, 6/05/27 .... 1,526 781
a
10172543.SQ.FTS.B, 4.544%, 6/06/27 ... 1,521 1,494
a
10172512.SQ.FTS.B, 4.549%, 6/06/27 ... 407 400
a
10172689.SQ.FTS.B, 4.549%, 6/06/27 ... 6,466 6,337
a
10172932.SQ.FTS.B, 4.55%, 6/06/27 .... 4,501 4,430
a
10172523.SQ.FTS.B, 4.556%, 6/06/27 ... 1,600 1,542
a
10172580.SQ.FTS.B, 5.335%, 6/06/27 ... 3,578 2,395
a
10173213.SQ.FTS.B, 5.553%, 6/06/27 ... 3,026 2,945
a,b
10173044.SQ.FTS.B, 6.118%, 6/06/27 ... 3,453 91
a
10172623.SQ.FTS.B, 6.18%, 6/06/27 .... 4,720 2,948
a
10173085.SQ.FTS.B, 6.18%, 6/06/27 .... 6,117 3,760
a
10173143.SQ.FTS.B, 6.493%, 6/06/27 ... 4,209 3,842
a
10172295.SQ.FTS.B, 6.494%, 6/06/27 ... 6,544 6,337
a
10173489.SQ.FTS.B, 4.546%, 6/07/27 ... 975 950
a
10173826.SQ.FTS.B, 4.546%, 6/07/27 ... 3,012 2,946
a
10173723.SQ.FTS.B, 4.547%, 6/07/27 ... 2,838 2,794
a
10173945.SQ.FTS.B, 4.551%, 6/07/27 ... 6,454 6,312
a
10173887.SQ.FTS.B, 4.557%, 6/07/27 ... 1,012 990
a
10173656.SQ.FTS.B, 4.995%, 6/07/27 ... 3,111 2,431
a
10173910.SQ.FTS.B, 4.996%, 6/07/27 ... 1,907 1,824
a
10174071.SQ.FTS.B, 5.303%, 6/07/27 ... 12,387 11,589
a
10173575.SQ.FTS.B, 5.306%, 6/07/27 ... 3,284 2,969
a
10173702.SQ.FTS.B, 6.108%, 6/07/27 ... 1,552 674
a
10173688.SQ.FTS.B, 6.182%, 6/07/27 ... 1,133 1,009
a
10175524.SQ.FTS.B, 4.542%, 6/08/27 ... 1,193 1,164
a
10175568.SQ.FTS.B, 4.542%, 6/08/27 ... 1,761 1,728
a
10179627.SQ.FTS.B, 4.548%, 6/08/27 ... 3,223 3,129
a
10177723.SQ.FTS.B, 4.549%, 6/08/27 ... 8,863 8,700
a
10180126.SQ.FTS.B, 4.549%, 6/08/27 ... 998 975
a
10177675.SQ.FTS.B, 4.551%, 6/08/27 ... 2,147 2,094
a
10177524.SQ.FTS.B, 4.561%, 6/08/27 ... 957 939
a
10176647.SQ.FTS.B, 4.988%, 6/08/27 ... 19,340 18,836
a
10179907.SQ.FTS.B, 5.304%, 6/08/27 ... 3,512 3,454
a
10175258.SQ.FTS.B, 5.541%, 6/08/27 ... 1,509 1,397
a
10177344.SQ.FTS.B, 5.8%, 6/08/27 ..... 1,557 1,520
a
10177262.SQ.FTS.B, 6.356%, 6/08/27 ... 523 401
a
10177277.SQ.FTS.B, 6.494%, 6/08/27 ... 1,459 1,423
a
10175772.SQ.FTS.B, 6.514%, 6/08/27 ... 224 219
a
10182635.SQ.FTS.B, 4.537%, 6/09/27 ... 1,013 996
a
10182968.SQ.FTS.B, 4.542%, 6/09/27 ... 1,443 1,412
a
10180472.SQ.FTS.B, 4.547%, 6/09/27 ... 5,794 5,616
a
10184617.SQ.FTS.B, 4.548%, 6/09/27 ... 4,215 3,634
a
10181735.SQ.FTS.B, 4.549%, 6/09/27 ... 4,540 4,440
a
10182529.SQ.FTS.B, 4.549%, 6/09/27 ... 5,446 4,800
Description
Principal
Amount Value
Block, Inc. (continued)
a
10182767.SQ.FTS.B, 4.549%, 6/09/27 ... $ 7,196 $ 7,044
a
10183678.SQ.FTS.B, 4.549%, 6/09/27 ... 9,667 9,523
a
10185168.SQ.FTS.B, 4.549%, 6/09/27 ... 555 552
a
10182057.SQ.FTS.B, 4.551%, 6/09/27 ... 3,791 3,734
a
10184722.SQ.FTS.B, 4.551%, 6/09/27 ... 3,671 3,583
a
10181253.SQ.FTS.B, 4.553%, 6/09/27 ... 2,145 2,091
a
10182178.SQ.FTS.B, 4.553%, 6/09/27 ... 4,322 4,217
a
10183002.SQ.FTS.B, 4.553%, 6/09/27 ... 3,825 3,751
a
10183232.SQ.FTS.B, 4.555%, 6/09/27 ... 3,105 3,016
a
10183647.SQ.FTS.B, 4.555%, 6/09/27 ... 1,453 1,277
a
10185208.SQ.FTS.B, 4.989%, 6/09/27 ... 9,238 8,953
a
10183623.SQ.FTS.B, 4.995%, 6/09/27 ... 1,987 1,935
a
10184162.SQ.FTS.B, 5.553%, 6/09/27 ... 17,846 17,491
a
10183893.SQ.FTS.B, 5.554%, 6/09/27 ... 21,857 19,147
a
10183206.SQ.FTS.B, 5.555%, 6/09/27 ... 3,898 3,391
a
10183447.SQ.FTS.B, 5.555%, 6/09/27 ... 1,968 1,729
a
10183475.SQ.FTS.B, 5.806%, 6/09/27 ... 15,644 9,954
a
10180290.SQ.FTS.B, 6.118%, 6/09/27 ... 1,015 938
a
10182708.SQ.FTS.B, 6.182%, 6/09/27 ... 2,658 2,377
a
10183157.SQ.FTS.B, 6.495%, 6/09/27 ... 200 198
a
10188183.SQ.FTS.B, 4.547%, 6/10/27 ... 5,348 4,683
a
10185574.SQ.FTS.B, 4.549%, 6/10/27 ... 1,609 1,603
a
10185991.SQ.FTS.B, 4.549%, 6/10/27 ... 16,869 16,458
a
10188851.SQ.FTS.B, 4.549%, 6/10/27 ... 8,551 8,425
a
10189124.SQ.FTS.B, 4.549%, 6/10/27 ... 8,412 8,156
a
10187225.SQ.FTS.B, 4.551%, 6/10/27 ... 8,987 8,717
a
10185445.SQ.FTS.B, 4.553%, 6/10/27 ... 2,640 2,612
a
10187152.SQ.FTS.B, 4.978%, 6/10/27 ... 593 587
a
10190061.SQ.FTS.B, 4.984%, 6/10/27 ... 1,714 1,697
a
10187761.SQ.FTS.B, 4.988%, 6/10/27 ... 23,718 22,518
a
10188605.SQ.FTS.B, 4.988%, 6/10/27 ... 5,324 5,153
a
10187485.SQ.FTS.B, 5.551%, 6/10/27 ... 5,358 5,179
a
10187638.SQ.FTS.B, 5.557%, 6/10/27 ... 4,715 4,474
a
10189234.SQ.FTS.B, 5.805%, 6/10/27 ... 1,516 1,478
a
10189739.SQ.FTS.B, 5.809%, 6/10/27 ... 3,471 3,300
a
10185394.SQ.FTS.B, 6.177%, 6/10/27 ... 1,458 1,413
a
10188293.SQ.FTS.B, 6.18%, 6/10/27 .... 12,202 7,348
a
10189045.SQ.FTS.B, 6.338%, 6/10/27 ... 2,228 1,890
a
10187208.SQ.FTS.B, 6.341%, 6/10/27 ... 298 288
a
10189038.SQ.FTS.B, 6.479%, 6/10/27 ... 1,362 729
a
10189805.SQ.FTS.B, 6.484%, 6/10/27 ... 1,803 1,303
a
10188141.SQ.FTS.B, 6.491%, 6/10/27 ... 1,562 1,499
a
10188362.SQ.FTS.B, 6.494%, 6/10/27 ... 2,408 2,194
a
10188385.SQ.FTS.B, 6.494%, 6/10/27 ... 14,371 12,717
a
10193547.SQ.FTS.B, 4.545%, 6/11/27 ... 4,747 4,112
a
10198279.SQ.FTS.B, 4.547%, 6/11/27 ... 3,925 3,813

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10193397.SQ.FTS.B, 4.549%, 6/11/27 ... $ 3,336 $ 3,265
a
10194401.SQ.FTS.B, 4.55%, 6/11/27 .... 16,590 14,523
a
10193662.SQ.FTS.B, 4.551%, 6/11/27 ... 6,501 5,724
a
10194077.SQ.FTS.B, 4.551%, 6/11/27 ... 4,434 4,335
a
10195213.SQ.FTS.B, 4.551%, 6/11/27 ... 7,178 7,045
a
10198402.SQ.FTS.B, 4.552%, 6/11/27 ... 1,483 1,448
a
10193955.SQ.FTS.B, 4.553%, 6/11/27 ... 1,999 1,956
a
10197979.SQ.FTS.B, 4.989%, 6/11/27 ... 5,399 5,329
a
10193491.SQ.FTS.B, 5.003%, 6/11/27 ... 1,078 996
a
10193248.SQ.FTS.B, 5.3%, 6/11/27 ..... 2,814 2,695
a
10195008.SQ.FTS.B, 5.302%, 6/11/27 ... 6,160 6,076
a
10195867.SQ.FTS.B, 5.302%, 6/11/27 ... 11,798 11,580
a
10198450.SQ.FTS.B, 5.553%, 6/11/27 ... 26 26
a
10194868.SQ.FTS.B, 5.806%, 6/11/27 ... 3,140 3,062
a
10193058.SQ.FTS.B, 6.179%, 6/11/27 ... 7,345 7,124
a
10196724.SQ.FTS.B, 6.18%, 6/11/27 .... 15,820 12,827
a
10196669.SQ.FTS.B, 6.183%, 6/11/27 ... 1,789 1,748
a
10193875.SQ.FTS.B, 6.187%, 6/11/27 ... 786 763
a
10193504.SQ.FTS.B, 6.341%, 6/11/27 ... 2,013 1,951
a
10193343.SQ.FTS.B, 6.489%, 6/11/27 ... 2,315 1,872
a
10193219.SQ.FTS.B, 6.496%, 6/11/27 ... 2,819 1,536
a
10202955.SQ.FTS.B, 4.543%, 6/12/27 ... 1,804 1,740
a
10200277.SQ.FTS.B, 4.547%, 6/12/27 ... 8,138 6,933
a
10198815.SQ.FTS.B, 4.549%, 6/12/27 ... 1,345 1,297
a
10199403.SQ.FTS.B, 4.549%, 6/12/27 ... 22,064 21,005
a
10200655.SQ.FTS.B, 4.549%, 6/12/27 ... 26,659 26,179
a
10201445.SQ.FTS.B, 4.549%, 6/12/27 ... 1,763 1,737
a
10201340.SQ.FTS.B, 4.551%, 6/12/27 ... 6,449 6,336
a
10201758.SQ.FTS.B, 4.551%, 6/12/27 ... 7,276 7,071
a
10199345.SQ.FTS.B, 4.552%, 6/12/27 ... 1,167 1,142
a
10200491.SQ.FTS.B, 4.554%, 6/12/27 ... 3,419 3,345
a
10200596.SQ.FTS.B, 4.989%, 6/12/27 ... 1,484 1,446
a,b
10198487.SQ.FTS.B, 5.34%, 6/12/27 .... 5,682 33
a
10201641.SQ.FTS.B, 5.553%, 6/12/27 ... 3,100 3,039
a
10198597.SQ.FTS.B, 5.818%, 6/12/27 ... 1,032 867
a
10200470.SQ.FTS.B, 6.187%, 6/12/27 ... 1,451 1,372
a
10203791.SQ.FTS.B, 4.548%, 6/13/27 ... 6,310 6,151
a
10203439.SQ.FTS.B, 4.549%, 6/13/27 ... 14,450 13,815
a
10204140.SQ.FTS.B, 4.549%, 6/13/27 ... 11,925 11,777
a
10203890.SQ.FTS.B, 4.551%, 6/13/27 ... 2,753 2,709
a
10203964.SQ.FTS.B, 4.551%, 6/13/27 ... 8,635 8,472
a
10203246.SQ.FTS.B, 4.552%, 6/13/27 ... 1,742 1,707
a
10203603.SQ.FTS.B, 4.989%, 6/13/27 ... 3,941 3,817
a
10203778.SQ.FTS.B, 5.297%, 6/13/27 ... 948 906
a
10203322.SQ.FTS.B, 5.3%, 6/13/27 ..... 5,127 5,015
a
10203284.SQ.FTS.B, 5.555%, 6/13/27 ... 2,354 2,292
Description
Principal
Amount Value
Block, Inc. (continued)
a
10203590.SQ.FTS.B, 5.804%, 6/13/27 ... $ 804 $ 776
a
10203397.SQ.FTS.B, 6.495%, 6/13/27 ... 2,131 2,049
a
10204441.SQ.FTS.B, 4.548%, 6/14/27 ... 6,188 6,000
a
10205039.SQ.FTS.B, 4.555%, 6/14/27 ... 2,891 2,819
a
10204531.SQ.FTS.B, 5.301%, 6/14/27 ... 2,739 2,676
a
10204704.SQ.FTS.B, 5.302%, 6/14/27 ... 2,415 2,349
a
10204518.SQ.FTS.B, 5.549%, 6/14/27 ... 631 617
a
10205086.SQ.FTS.B, 6.2%, 6/14/27 ..... 650 623
a
10210352.SQ.FTS.B, 4.543%, 6/15/27 ... 2,445 2,358
a
10210531.SQ.FTS.B, 4.546%, 6/15/27 ... 3,482 3,389
a
10207828.SQ.FTS.B, 4.548%, 6/15/27 ... 1,564 1,511
a
10207936.SQ.FTS.B, 4.548%, 6/15/27 ... 6,599 6,395
a
10205916.SQ.FTS.B, 4.549%, 6/15/27 ... 1,200 1,168
a
10205928.SQ.FTS.B, 4.549%, 6/15/27 ... 224 221
a
10206321.SQ.FTS.B, 4.549%, 6/15/27 ... 15,329 14,919
a
10207649.SQ.FTS.B, 4.549%, 6/15/27 ... 5,894 5,769
a
10209398.SQ.FTS.B, 4.549%, 6/15/27 ... 9,471 9,031
a
10205967.SQ.FTS.B, 4.55%, 6/15/27 .... 4,807 4,726
a
10207545.SQ.FTS.B, 4.55%, 6/15/27 .... 3,652 3,613
a
10210614.SQ.FTS.B, 4.55%, 6/15/27 .... 6,196 6,033
a
10207078.SQ.FTS.B, 4.559%, 6/15/27 ... 1,354 1,320
a
10208173.SQ.FTS.B, 4.56%, 6/15/27 .... 1,228 1,208
a
10207757.SQ.FTS.B, 5.336%, 6/15/27 ... 1,539 1,390
a
10207477.SQ.FTS.B, 5.807%, 6/15/27 ... 2,286 1,938
a
10205931.SQ.FTS.B, 5.809%, 6/15/27 ... 3,488 2,942
a
10208210.SQ.FTS.B, 6.118%, 6/15/27 ... 8,704 7,788
a
10207799.SQ.FTS.B, 6.124%, 6/15/27 ... 688 639
a
10207158.SQ.FTS.B, 6.18%, 6/15/27 .... 10,429 9,672
a
10210414.SQ.FTS.B, 6.183%, 6/15/27 ... 2,357 2,304
a
10207855.SQ.FTS.B, 6.476%, 6/15/27 ... 1,099 850
a
10207816.SQ.FTS.B, 6.494%, 6/15/27 ... 945 820
a
10213423.SQ.FTS.B, 4.535%, 6/16/27 ... 545 534
a
10211169.SQ.FTS.B, 4.544%, 6/16/27 ... 2,863 2,523
a
10213643.SQ.FTS.B, 4.547%, 6/16/27 ... 5,323 5,186
a
10210780.SQ.FTS.B, 4.549%, 6/16/27 ... 2,702 2,652
a
10212018.SQ.FTS.B, 4.549%, 6/16/27 ... 2,201 2,164
a
10212593.SQ.FTS.B, 4.549%, 6/16/27 ... 3,051 2,983
a
10214328.SQ.FTS.B, 4.549%, 6/16/27 ... 4,467 4,338
a
10215366.SQ.FTS.B, 4.549%, 6/16/27 ... 2,458 2,406
a
10215391.SQ.FTS.B, 4.549%, 6/16/27 ... 1,650 1,606
a
10210882.SQ.FTS.B, 4.558%, 6/16/27 ... 1,473 1,450
a
10211222.SQ.FTS.B, 4.989%, 6/16/27 ... 7,863 7,788
a
10213439.SQ.FTS.B, 5.3%, 6/16/27 ..... 1,472 1,431
a
10212157.SQ.FTS.B, 5.302%, 6/16/27 ... 8,717 6,622
a
10212649.SQ.FTS.B, 5.302%, 6/16/27 ... 12,389 11,185
a
10214982.SQ.FTS.B, 5.302%, 6/16/27 ... 32,140 29,255

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10214440.SQ.FTS.B, 5.549%, 6/16/27 ... $ 1,655 $ 1,611
a
10213543.SQ.FTS.B, 5.551%, 6/16/27 ... 2,733 2,625
a
10211001.SQ.FTS.B, 5.804%, 6/16/27 ... 1,807 1,782
a
10212943.SQ.FTS.B, 5.804%, 6/16/27 ... 585 578
a
10213468.SQ.FTS.B, 5.806%, 6/16/27 ... 3,647 3,546
a
10212336.SQ.FTS.B, 6.18%, 6/16/27 .... 7,117 6,955
a,b
10213604.SQ.FTS.B, 6.181%, 6/16/27 ... 2,437 43
a
10213752.SQ.FTS.B, 6.338%, 6/16/27 ... 232 227
a
10213742.SQ.FTS.B, 6.484%, 6/16/27 ... 763 622
a
10219096.SQ.FTS.B, 4.545%, 6/17/27 ... 3,059 2,692
a
10219138.SQ.FTS.B, 4.547%, 6/17/27 ... 2,632 2,607
a
10217582.SQ.FTS.B, 4.549%, 6/17/27 ... 1,510 1,477
a
10219179.SQ.FTS.B, 4.549%, 6/17/27 ... 4,836 4,696
a
10219282.SQ.FTS.B, 4.549%, 6/17/27 ... 31,027 30,495
a
10217379.SQ.FTS.B, 4.55%, 6/17/27 .... 2,894 2,822
a
10217526.SQ.FTS.B, 4.988%, 6/17/27 ... 1,792 1,715
a
10218174.SQ.FTS.B, 4.988%, 6/17/27 ... 18,020 17,628
a
10218948.SQ.FTS.B, 4.988%, 6/17/27 ... 9,909 7,561
a
10215488.SQ.FTS.B, 4.989%, 6/17/27 ... 34,724 33,881
a
10217575.SQ.FTS.B, 4.999%, 6/17/27 ... 1,351 1,295
a
10218636.SQ.FTS.B, 4.999%, 6/17/27 ... 1,551 1,436
a
10219090.SQ.FTS.B, 5.302%, 6/17/27 ... 300 297
a
10217115.SQ.FTS.B, 5.306%, 6/17/27 ... 3,780 3,443
a
10218093.SQ.FTS.B, 5.309%, 6/17/27 ... 2,131 2,057
a
10217481.SQ.FTS.B, 5.553%, 6/17/27 ... 1,046 1,026
a
10217635.SQ.FTS.B, 5.808%, 6/17/27 ... 1,407 1,340
a
10217946.SQ.FTS.B, 6.118%, 6/17/27 ... 476 247
a
10219055.SQ.FTS.B, 6.169%, 6/17/27 ... 676 649
a
10217951.SQ.FTS.B, 6.182%, 6/17/27 ... 1,716 1,644
a
10217925.SQ.FTS.B, 6.494%, 6/17/27 ... 1,395 1,328
a
10217689.SQ.FTS.B, 6.495%, 6/17/27 ... 7,854 4,466
a
10224809.SQ.FTS.B, 4.538%, 6/18/27 ... 1,041 1,009
a
10223328.SQ.FTS.B, 4.549%, 6/18/27 ... 10,094 8,913
a
10223540.SQ.FTS.B, 4.549%, 6/18/27 ... 7,934 7,631
a
10226148.SQ.FTS.B, 4.549%, 6/18/27 ... 43,322 41,358
a
10225240.SQ.FTS.B, 4.55%, 6/18/27 .... 33,318 32,481
a
10227366.SQ.FTS.B, 4.55%, 6/18/27 .... 8,188 7,816
a
10222790.SQ.FTS.B, 4.551%, 6/18/27 ... 646 646
a
10227055.SQ.FTS.B, 4.551%, 6/18/27 ... 6,981 6,806
a
10226913.SQ.FTS.B, 4.553%, 6/18/27 ... 5,177 5,021
a
10223746.SQ.FTS.B, 4.555%, 6/18/27 ... 2,585 2,535
a
10225223.SQ.FTS.B, 4.988%, 6/18/27 ... 769 749
a
10224844.SQ.FTS.B, 5.006%, 6/18/27 ... 798 780
a
10224686.SQ.FTS.B, 5.331%, 6/18/27 ... 5,699 3,976
a
10223059.SQ.FTS.B, 5.552%, 6/18/27 ... 4,420 4,350
a
10224945.SQ.FTS.B, 5.553%, 6/18/27 ... 12,040 10,562
Description
Principal
Amount Value
Block, Inc. (continued)
a
10223912.SQ.FTS.B, 6.18%, 6/18/27 .... $ 23,486 $ 19,493
a
10224902.SQ.FTS.B, 6.484%, 6/18/27 ... 761 736
a
10230951.SQ.FTS.B, 4.545%, 6/19/27 ... 2,789 2,691
a
10229434.SQ.FTS.B, 4.548%, 6/19/27 ... 7,368 7,106
a
10228855.SQ.FTS.B, 4.549%, 6/19/27 ... 9,891 9,544
a
10229177.SQ.FTS.B, 4.549%, 6/19/27 ... 2,789 2,705
a
10231630.SQ.FTS.B, 4.55%, 6/19/27 .... 16,234 14,317
a
10227990.SQ.FTS.B, 4.553%, 6/19/27 ... 5,093 4,944
a
10227441.SQ.FTS.B, 4.98%, 6/19/27 .... 1,961 1,867
a
10231458.SQ.FTS.B, 4.988%, 6/19/27 ... 7,761 7,367
a
10228622.SQ.FTS.B, 5.294%, 6/19/27 ... 1,946 1,459
a
10230418.SQ.FTS.B, 5.301%, 6/19/27 ... 3,535 3,435
a
10230143.SQ.FTS.B, 5.329%, 6/19/27 ... 1,537 1,457
a
10231045.SQ.FTS.B, 5.552%, 6/19/27 ... 6,755 6,587
a
10227930.SQ.FTS.B, 6.124%, 6/19/27 ... 1,177 936
a
10229956.SQ.FTS.B, 6.18%, 6/19/27 .... 7,148 6,990
a
10230262.SQ.FTS.B, 6.181%, 6/19/27 ... 9,218 9,002
a
10230911.SQ.FTS.B, 6.48%, 6/19/27 .... 768 741
a
10228151.SQ.FTS.B, 6.493%, 6/19/27 ... 18,053 10,481
a
10230245.SQ.FTS.B, 6.493%, 6/19/27 ... 2,991 2,762
a
10231588.SQ.FTS.B, 6.494%, 6/19/27 ... 425 416
a
10230195.SQ.FTS.B, 6.496%, 6/19/27 ... 2,343 1,745
a
10229226.SQ.FTS.B, 6.504%, 6/19/27 ... 1,173 1,080
a
10232168.SQ.FTS.B, 4.541%, 6/20/27 ... 769 761
a
10232114.SQ.FTS.B, 4.547%, 6/20/27 ... 5,511 4,783
a
10232392.SQ.FTS.B, 4.549%, 6/20/27 ... 20,217 19,618
a
10232236.SQ.FTS.B, 4.551%, 6/20/27 ... 6,950 6,769
a
10232375.SQ.FTS.B, 4.559%, 6/20/27 ... 753 741
a
10231872.SQ.FTS.B, 4.988%, 6/20/27 ... 7,999 7,832
a
10232074.SQ.FTS.B, 4.988%, 6/20/27 ... 1,800 1,770
a
10232207.SQ.FTS.B, 4.988%, 6/20/27 ... 2,428 2,324
a
10232065.SQ.FTS.B, 5.563%, 6/20/27 ... 1,424 1,175
a
10232189.SQ.FTS.B, 6.179%, 6/20/27 ... 3,337 426
a
10231802.SQ.FTS.B, 6.484%, 6/20/27 ... 448 438
a
10233323.SQ.FTS.B, 4.544%, 6/21/27 ... 1,819 1,765
a
10233028.SQ.FTS.B, 4.549%, 6/21/27 ... 2,381 2,306
a
10233087.SQ.FTS.B, 4.549%, 6/21/27 ... 5,311 5,188
a
10233514.SQ.FTS.B, 4.549%, 6/21/27 ... 4,727 4,515
a
10232784.SQ.FTS.B, 4.551%, 6/21/27 ... 3,545 3,465
a
10233484.SQ.FTS.B, 4.556%, 6/21/27 ... 2,284 2,234
a
10233156.SQ.FTS.B, 4.566%, 6/21/27 ... 1,557 1,351
a
10232838.SQ.FTS.B, 4.991%, 6/21/27 ... 3,997 3,891
a
10233178.SQ.FTS.B, 5.336%, 6/21/27 ... 9,786 6,851
a
10233391.SQ.FTS.B, 5.337%, 6/21/27 ... 898 854
a
10233308.SQ.FTS.B, 5.339%, 6/21/27 ... 1,090 760
a
10232833.SQ.FTS.B, 6.368%, 6/21/27 ... 651 75

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10233367.SQ.FTS.B, 6.51%, 6/21/27 .... $ 1,246 $ 655
a
10235810.SQ.FTS.B, 4.543%, 6/22/27 ... 3,123 2,965
a
10236874.SQ.FTS.B, 4.547%, 6/22/27 ... 3,909 3,786
a
10236927.SQ.FTS.B, 4.549%, 6/22/27 ... 12,424 10,988
a
10237069.SQ.FTS.B, 4.549%, 6/22/27 ... 49,253 47,344
a
10238336.SQ.FTS.B, 4.549%, 6/22/27 ... 10,600 10,060
a
10234780.SQ.FTS.B, 4.551%, 6/22/27 ... 4,433 3,736
a
10238023.SQ.FTS.B, 4.552%, 6/22/27 ... 10,482 9,014
a
10234932.SQ.FTS.B, 4.986%, 6/22/27 ... 2,122 1,964
a
10236404.SQ.FTS.B, 4.988%, 6/22/27 ... 10,261 10,087
a
10236110.SQ.FTS.B, 5.302%, 6/22/27 ... 11,001 10,850
a
10236092.SQ.FTS.B, 5.309%, 6/22/27 ... 605 464
a
10235914.SQ.FTS.B, 5.806%, 6/22/27 ... 4,049 3,846
a
10237888.SQ.FTS.B, 6.18%, 6/22/27 .... 7,909 7,500
a
10235889.SQ.FTS.B, 6.187%, 6/22/27 ... 1,322 1,286
a
10236063.SQ.FTS.B, 6.193%, 6/22/27 ... 1,643 1,374
a
10237045.SQ.FTS.B, 6.502%, 6/22/27 ... 1,375 1,311
a
10240701.SQ.FTS.B, 4.544%, 6/23/27 ... 2,984 2,906
a
10240794.SQ.FTS.B, 4.549%, 6/23/27 ... 529 525
a
10242672.SQ.FTS.B, 4.549%, 6/23/27 ... 7,137 6,971
a
10243186.SQ.FTS.B, 4.549%, 6/23/27 ... 36,406 35,434
a
10242421.SQ.FTS.B, 4.551%, 6/23/27 ... 8,389 8,226
a
10241937.SQ.FTS.B, 4.552%, 6/23/27 ... 3,775 3,661
a
10240865.SQ.FTS.B, 5.302%, 6/23/27 ... 10,115 10,034
a
10243043.SQ.FTS.B, 5.304%, 6/23/27 ... 10,199 9,752
a
10242926.SQ.FTS.B, 5.329%, 6/23/27 ... 1,877 1,443
a
10242010.SQ.FTS.B, 5.552%, 6/23/27 ... 1,920 1,882
a
10242874.SQ.FTS.B, 5.804%, 6/23/27 ... 2,022 1,851
a
10240666.SQ.FTS.B, 6.18%, 6/23/27 .... 797 754
a
10242983.SQ.FTS.B, 6.181%, 6/23/27 ... 1,854 1,201
a
10242625.SQ.FTS.B, 6.182%, 6/23/27 ... 1,260 1,241
a
10242061.SQ.FTS.B, 6.186%, 6/23/27 ... 2,702 2,435
a
10241991.SQ.FTS.B, 6.333%, 6/23/27 ... 173 170
a
10239682.SQ.FTS.B, 6.494%, 6/23/27 ... 2,237 2,062
a
10239734.SQ.FTS.B, 6.494%, 6/23/27 ... 19,199 18,549
a
10243163.SQ.FTS.B, 6.498%, 6/23/27 ... 161 159
a
10248539.SQ.FTS.B, 4.547%, 6/24/27 ... 3,881 3,817
a
10248985.SQ.FTS.B, 4.547%, 6/24/27 ... 6,674 5,812
a
10249685.SQ.FTS.B, 4.549%, 6/24/27 ... 8,137 7,909
a
10247389.SQ.FTS.B, 4.55%, 6/24/27 .... 15,922 15,508
a
10249094.SQ.FTS.B, 4.551%, 6/24/27 ... 2,756 2,696
a
10249191.SQ.FTS.B, 4.551%, 6/24/27 ... 5,476 5,333
a
10249341.SQ.FTS.B, 4.551%, 6/24/27 ... 1,348 1,329
a
10246080.SQ.FTS.B, 4.985%, 6/24/27 ... 896 888
a
10245898.SQ.FTS.B, 4.987%, 6/24/27 ... 4,147 3,342
a
10248446.SQ.FTS.B, 5.296%, 6/24/27 ... 1,994 1,877
Description
Principal
Amount Value
Block, Inc. (continued)
a
10248251.SQ.FTS.B, 5.315%, 6/24/27 ... $ 958 $ 932
a
10246034.SQ.FTS.B, 5.552%, 6/24/27 ... 1,021 988
a
10248383.SQ.FTS.B, 6.178%, 6/24/27 ... 697 670
a
10248840.SQ.FTS.B, 6.178%, 6/24/27 ... 4,076 3,414
a
10246136.SQ.FTS.B, 6.18%, 6/24/27 .... 45,159 42,110
a
10247867.SQ.FTS.B, 6.18%, 6/24/27 .... 5,036 3,282
a
10248302.SQ.FTS.B, 6.492%, 6/24/27 ... 1,796 1,680
a
10250393.SQ.FTS.B, 4.549%, 6/25/27 ... 8,745 8,604
a
10250529.SQ.FTS.B, 4.549%, 6/25/27 ... 22,642 22,189
a
10250853.SQ.FTS.B, 4.549%, 6/25/27 ... 26,707 25,406
a
10250765.SQ.FTS.B, 4.981%, 6/25/27 ... 848 836
a
10250490.SQ.FTS.B, 4.986%, 6/25/27 ... 9,033 8,595
a
10250804.SQ.FTS.B, 5.306%, 6/25/27 ... 2,347 2,283
a
10250180.SQ.FTS.B, 5.33%, 6/25/27 .... 363 353
a
10250136.SQ.FTS.B, 5.555%, 6/25/27 ... 2,555 1,819
a
10250292.SQ.FTS.B, 5.804%, 6/25/27 ... 9,352 9,089
a
10250779.SQ.FTS.B, 5.804%, 6/25/27 ... 3,745 2,635
a
10250216.SQ.FTS.B, 6.334%, 6/25/27 ... 6,569 3,665
a
10250829.SQ.FTS.B, 6.485%, 6/25/27 ... 1,001 976
a
10250254.SQ.FTS.B, 6.496%, 6/25/27 ... 3,112 2,641
a
10250526.SQ.FTS.B, 6.519%, 6/25/27 ... 1,163 173
a
10253515.SQ.FTS.B, 4.543%, 6/26/27 ... 2,426 2,377
a
10253628.SQ.FTS.B, 4.547%, 6/26/27 ... 5,253 5,011
a
10252368.SQ.FTS.B, 4.549%, 6/26/27 ... 1,474 1,445
a
10252393.SQ.FTS.B, 4.549%, 6/26/27 ... 11,625 11,390
a
10253436.SQ.FTS.B, 4.549%, 6/26/27 ... 3,163 3,092
a
10254658.SQ.FTS.B, 4.549%, 6/26/27 ... 15,389 14,815
a
10252859.SQ.FTS.B, 4.55%, 6/26/27 .... 32,554 31,794
a
10253244.SQ.FTS.B, 4.552%, 6/26/27 ... 4,350 4,275
a
10254458.SQ.FTS.B, 4.552%, 6/26/27 ... 2,654 2,599
a
10254535.SQ.FTS.B, 4.552%, 6/26/27 ... 1,130 1,109
a
10252671.SQ.FTS.B, 4.561%, 6/26/27 ... 1,913 1,818
a
10253700.SQ.FTS.B, 4.988%, 6/26/27 ... 14,288 13,836
a
10254066.SQ.FTS.B, 4.988%, 6/26/27 ... 11,822 11,514
a
10252769.SQ.FTS.B, 4.99%, 6/26/27 .... 2,135 2,107
a
10255088.SQ.FTS.B, 4.993%, 6/26/27 ... 795 785
a
10251941.SQ.FTS.B, 4.996%, 6/26/27 ... 1,651 1,609
a
10251554.SQ.FTS.B, 5.302%, 6/26/27 ... 15,036 14,551
a
10254017.SQ.FTS.B, 5.799%, 6/26/27 ... 2,465 2,344
a
10254606.SQ.FTS.B, 6.172%, 6/26/27 ... 1,083 1,063
a
10252651.SQ.FTS.B, 6.19%, 6/26/27 .... 665 646
a
10253337.SQ.FTS.B, 6.492%, 6/26/27 ... 12,333 1,215
a
10256386.SQ.FTS.B, 4.543%, 6/27/27 ... 3,220 2,863
a
10256419.SQ.FTS.B, 4.543%, 6/27/27 ... 3,263 3,105
a
10255706.SQ.FTS.B, 4.548%, 6/27/27 ... 5,633 5,524
a
10255996.SQ.FTS.B, 4.987%, 6/27/27 ... 8,064 7,796

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10255804.SQ.FTS.B, 4.988%, 6/27/27 ... $ 14,993 $ 13,866
a
10256104.SQ.FTS.B, 5.302%, 6/27/27 ... 5,923 4,227
a
10256242.SQ.FTS.B, 5.307%, 6/27/27 ... 1,275 1,244
a
10255926.SQ.FTS.B, 6.182%, 6/27/27 ... 4,326 4,202
a
10256758.SQ.FTS.B, 4.547%, 6/28/27 ... 4,397 4,229
a
10256589.SQ.FTS.B, 4.55%, 6/28/27 .... 2,150 2,143
a
10256890.SQ.FTS.B, 4.55%, 6/28/27 .... 14,150 13,839
a
10256819.SQ.FTS.B, 4.552%, 6/28/27 ... 2,490 2,445
a
10257070.SQ.FTS.B, 4.993%, 6/28/27 ... 1,122 1,111
a
10256545.SQ.FTS.B, 5.559%, 6/28/27 ... 1,645 1,602
a
10256860.SQ.FTS.B, 6.184%, 6/28/27 ... 32 32
a
10256801.SQ.FTS.B, 6.48%, 6/28/27 .... 881 840
a
10259523.SQ.FTS.B, 4.548%, 6/29/27 ... 8,210 7,901
a
10257100.SQ.FTS.B, 4.549%, 6/29/27 ... 4,956 4,837
a
10258488.SQ.FTS.B, 4.549%, 6/29/27 ... 3,711 3,660
a
10259149.SQ.FTS.B, 4.549%, 6/29/27 ... 34,657 30,407
a
10259511.SQ.FTS.B, 4.549%, 6/29/27 ... 926 912
a
10259766.SQ.FTS.B, 4.549%, 6/29/27 ... 34,036 30,114
a
10257685.SQ.FTS.B, 4.55%, 6/29/27 .... 3,354 3,261
a
10260651.SQ.FTS.B, 4.551%, 6/29/27 ... 12,722 10,998
a
10259494.SQ.FTS.B, 4.552%, 6/29/27 ... 2,933 2,841
a
10260907.SQ.FTS.B, 4.552%, 6/29/27 ... 6,100 5,953
a
10258713.SQ.FTS.B, 4.993%, 6/29/27 ... 1,408 1,307
a
10260775.SQ.FTS.B, 5.304%, 6/29/27 ... 2,496 2,435
a
10258569.SQ.FTS.B, 5.552%, 6/29/27 ... 7,699 7,454
a
10260790.SQ.FTS.B, 5.805%, 6/29/27 ... 5,488 5,332
a
10257860.SQ.FTS.B, 6.18%, 6/29/27 .... 6,662 6,034
a
10258983.SQ.FTS.B, 6.494%, 6/29/27 ... 9,083 7,615
a
10258081.SQ.FTS.B, 6.495%, 6/29/27 ... 6,808 6,659
a
10262991.SQ.FTS.B, 4.546%, 6/30/27 ... 2,661 2,593
a
10263492.SQ.FTS.B, 4.546%, 6/30/27 ... 1,795 1,766
a
10263054.SQ.FTS.B, 4.549%, 6/30/27 ... 5,648 5,461
a
10263736.SQ.FTS.B, 4.549%, 6/30/27 ... 5,966 5,841
a
10264029.SQ.FTS.B, 4.549%, 6/30/27 ... 4,889 4,786
a
10264170.SQ.FTS.B, 4.549%, 6/30/27 ... 7,170 6,998
a
10264401.SQ.FTS.B, 4.549%, 6/30/27 ... 69,334 61,629
a
10266579.SQ.FTS.B, 4.549%, 6/30/27 ... 41,743 40,193
a
10270729.SQ.FTS.B, 4.549%, 6/30/27 ... 9,072 8,799
a
10271285.SQ.FTS.B, 4.549%, 6/30/27 ... 19,800 19,078
a
10273558.SQ.FTS.B, 4.549%, 6/30/27 ... 18,318 15,723
a
10273940.SQ.FTS.B, 4.549%, 6/30/27 ... 6,087 5,897
a
10274215.SQ.FTS.B, 4.549%, 6/30/27 ... 1,605 1,428
a
10274264.SQ.FTS.B, 4.549%, 6/30/27 ... 46,234 41,035
a
10263623.SQ.FTS.B, 4.55%, 6/30/27 .... 3,295 3,173
a
10265789.SQ.FTS.B, 4.55%, 6/30/27 .... 23,715 22,805
a
10272619.SQ.FTS.B, 4.553%, 6/30/27 ... 6,349 5,636
Description
Principal
Amount Value
Block, Inc. (continued)
a
10266382.SQ.FTS.B, 4.554%, 6/30/27 ... $ 4,917 $ 4,356
a
10272969.SQ.FTS.B, 4.555%, 6/30/27 ... 2,857 2,797
a
10263584.SQ.FTS.B, 4.562%, 6/30/27 ... 1,906 1,686
a
10265700.SQ.FTS.B, 4.988%, 6/30/27 ... 9,169 8,867
a
10263895.SQ.FTS.B, 4.995%, 6/30/27 ... 1,234 1,206
a
10266245.SQ.FTS.B, 5.291%, 6/30/27 ... 912 897
a
10271186.SQ.FTS.B, 5.302%, 6/30/27 ... 3,989 3,855
a
10263968.SQ.FTS.B, 5.809%, 6/30/27 ... 946 900
a,b
10270993.SQ.FTS.B, 6.118%, 6/30/27 ... 16,332 368
a
10262766.SQ.FTS.B, 6.168%, 6/30/27 ... 1,006 967
a
10264164.SQ.FTS.B, 6.18%, 6/30/27 .... 865 566
a,b
10274138.SQ.FTS.B, 6.181%, 6/30/27 ... 5,181 50
a
10263166.SQ.FTS.B, 6.182%, 6/30/27 ... 11,842 10,715
a
10265541.SQ.FTS.B, 6.337%, 6/30/27 ... 17,313 8,587
a
10272066.SQ.FTS.B, 6.337%, 6/30/27 ... 2,276 2,105
a
10272763.SQ.FTS.B, 6.494%, 6/30/27 ... 1,510 1,432
a
10262846.SQ.FTS.B, 6.497%, 6/30/27 ... 5,946 5,255
a
10266518.SQ.FTS.B, 6.498%, 6/30/27 ... 3,798 3,618
a
10266563.SQ.FTS.B, 6.499%, 6/30/27 ... 1,464 891
a
10275278.SQ.FTS.B, 4.549%, 7/01/27 ... 36,939 35,769
a
10275972.SQ.FTS.B, 4.551%, 7/01/27 ... 3,556 3,476
a
10275105.SQ.FTS.B, 5.553%, 7/01/27 ... 15,394 14,602
a
10275582.SQ.FTS.B, 5.553%, 7/01/27 ... 22,468 21,775
a
10275991.SQ.FTS.B, 6.179%, 7/01/27 ... 3,218 3,173
a
10275526.SQ.FTS.B, 6.34%, 7/01/27 .... 9,918 3,910
a
10275867.SQ.FTS.B, 6.493%, 7/01/27 ... 1,103 974
a
10275098.SQ.FTS.B, 6.519%, 7/01/27 ... 547 529
a
10281536.SQ.FTS.B, 4.541%, 7/02/27 ... 1,918 1,877
a
10279591.SQ.FTS.B, 4.549%, 7/02/27 ... 8,858 8,614
a
10280212.SQ.FTS.B, 4.549%, 7/02/27 ... 3,857 3,715
a
10280295.SQ.FTS.B, 4.549%, 7/02/27 ... 16,785 16,614
a
10280972.SQ.FTS.B, 4.549%, 7/02/27 ... 3,849 3,751
a
10279355.SQ.FTS.B, 4.551%, 7/02/27 ... 11,969 11,400
a
10279127.SQ.FTS.B, 4.552%, 7/02/27 ... 3,736 3,624
a
10277802.SQ.FTS.B, 4.555%, 7/02/27 ... 2,525 2,469
a
10280098.SQ.FTS.B, 4.988%, 7/02/27 ... 2,052 1,983
a
10280153.SQ.FTS.B, 4.988%, 7/02/27 ... 4,037 3,963
a
10278152.SQ.FTS.B, 4.99%, 7/02/27 .... 9,052 7,319
a
10281574.SQ.FTS.B, 5.302%, 7/02/27 ... 7,385 7,285
a
10278394.SQ.FTS.B, 5.303%, 7/02/27 ... 19,094 18,192
a
10279551.SQ.FTS.B, 5.545%, 7/02/27 ... 1,820 1,760
a
10280130.SQ.FTS.B, 5.822%, 7/02/27 ... 605 593
a
10279063.SQ.FTS.B, 6.334%, 7/02/27 ... 4,328 3,889
a
10278078.SQ.FTS.B, 6.346%, 7/02/27 ... 133 129
a
10280010.SQ.FTS.B, 6.494%, 7/02/27 ... 9,469 1,894
a
10277868.SQ.FTS.B, 6.495%, 7/02/27 ... 270 268

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10279223.SQ.FTS.B, 6.497%, 7/02/27 ... $ 4,098 $ 3,851
a
10282551.SQ.FTS.B, 4.535%, 7/03/27 ... 1,459 1,285
a
10282580.SQ.FTS.B, 4.54%, 7/03/27 .... 2,005 1,930
a
10282508.SQ.FTS.B, 4.546%, 7/03/27 ... 1,748 1,694
a
10281873.SQ.FTS.B, 4.549%, 7/03/27 ... 29,261 28,610
a
10281755.SQ.FTS.B, 4.988%, 7/03/27 ... 2,582 2,516
a
10281779.SQ.FTS.B, 4.99%, 7/03/27 .... 7,490 6,064
a
10281864.SQ.FTS.B, 6.118%, 7/03/27 ... 1,134 113
a
10281707.SQ.FTS.B, 6.488%, 7/03/27 ... 3,873 396
a
10283248.SQ.FTS.B, 4.548%, 7/04/27 ... 5,821 5,706
a
10282890.SQ.FTS.B, 4.549%, 7/04/27 ... 2,371 2,334
a
10283599.SQ.FTS.B, 4.549%, 7/04/27 ... 9,328 9,065
a
10283052.SQ.FTS.B, 4.551%, 7/04/27 ... 6,403 5,663
a,b
10282971.SQ.FTS.B, 5.55%, 7/04/27 .... 6,687 195
a
10283401.SQ.FTS.B, 5.553%, 7/04/27 ... 1,712 1,674
a
10283149.SQ.FTS.B, 6.185%, 7/04/27 ... 929 912
a
10283441.SQ.FTS.B, 6.495%, 7/04/27 ... 3,796 3,712
a
10285308.SQ.FTS.B, 4.547%, 7/05/27 ... 4,269 4,154
a
10286955.SQ.FTS.B, 4.549%, 7/05/27 ... 2,912 2,892
a
10287395.SQ.FTS.B, 4.549%, 7/05/27 ... 29,057 28,432
a
10288710.SQ.FTS.B, 4.549%, 7/05/27 ... 7,226 7,037
a
10285648.SQ.FTS.B, 4.552%, 7/05/27 ... 6,087 5,941
a
10289555.SQ.FTS.B, 5.305%, 7/05/27 ... 6,131 5,919
a
10287238.SQ.FTS.B, 5.808%, 7/05/27 ... 3,805 3,684
a
10288903.SQ.FTS.B, 6.494%, 7/05/27 ... 7,668 7,548
a
10292455.SQ.FTS.B, 4.539%, 7/06/27 ... 1,530 1,480
a
10290791.SQ.FTS.B, 4.549%, 7/06/27 ... 8,402 8,141
a
10291379.SQ.FTS.B, 4.549%, 7/06/27 ... 15,452 14,973
a
10292311.SQ.FTS.B, 4.549%, 7/06/27 ... 3,823 3,736
a
10292800.SQ.FTS.B, 4.549%, 7/06/27 ... 398 390
a
10292840.SQ.FTS.B, 4.549%, 7/06/27 ... 3,608 3,567
a
10293114.SQ.FTS.B, 4.549%, 7/06/27 ... 19,362 18,648
a
10293718.SQ.FTS.B, 4.549%, 7/06/27 ... 624 604
a
10293802.SQ.FTS.B, 4.549%, 7/06/27 ... 54,580 48,266
a
10292133.SQ.FTS.B, 5.299%, 7/06/27 ... 3,377 3,264
a
10289913.SQ.FTS.B, 5.301%, 7/06/27 ... 12,282 11,864
a
10290152.SQ.FTS.B, 5.336%, 7/06/27 ... 1,833 1,779
a
10293452.SQ.FTS.B, 5.336%, 7/06/27 ... 6,773 638
a
10292569.SQ.FTS.B, 5.553%, 7/06/27 ... 3,580 3,551
a
10292755.SQ.FTS.B, 5.792%, 7/06/27 ... 907 836
a
10293064.SQ.FTS.B, 5.812%, 7/06/27 ... 241 239
a
10292812.SQ.FTS.B, 6.175%, 7/06/27 ... 1,946 1,764
a
10292768.SQ.FTS.B, 6.176%, 7/06/27 ... 4,201 3,803
a
10291074.SQ.FTS.B, 6.181%, 7/06/27 ... 4,952 4,829
a
10293653.SQ.FTS.B, 6.489%, 7/06/27 ... 877 755
a
10293536.SQ.FTS.B, 6.496%, 7/06/27 ... 2,619 2,551
Description
Principal
Amount Value
Block, Inc. (continued)
a
10295833.SQ.FTS.B, 4.543%, 7/07/27 ... $ 1,844 $ 1,753
a
10295727.SQ.FTS.B, 4.547%, 7/07/27 ... 2,870 2,813
a
10294490.SQ.FTS.B, 4.549%, 7/07/27 ... 3,108 3,009
a
10296011.SQ.FTS.B, 4.549%, 7/07/27 ... 11,296 10,042
a
10296217.SQ.FTS.B, 4.549%, 7/07/27 ... 26,012 24,809
a
10297161.SQ.FTS.B, 4.549%, 7/07/27 ... 38,759 37,849
a
10297908.SQ.FTS.B, 4.549%, 7/07/27 ... 2,775 2,634
a
10297944.SQ.FTS.B, 4.549%, 7/07/27 ... 36,163 34,363
a
10298579.SQ.FTS.B, 4.549%, 7/07/27 ... 44,860 43,392
a
10297820.SQ.FTS.B, 4.553%, 7/07/27 ... 1,555 1,521
a
10297840.SQ.FTS.B, 4.985%, 7/07/27 ... 401 399
a
10294820.SQ.FTS.B, 5.301%, 7/07/27 ... 1,429 1,414
a
10298565.SQ.FTS.B, 5.359%, 7/07/27 ... 101 98
a
10295899.SQ.FTS.B, 6.118%, 7/07/27 ... 5,115 4,216
a
10294907.SQ.FTS.B, 6.178%, 7/07/27 ... 6,439 3,847
a
10294987.SQ.FTS.B, 6.178%, 7/07/27 ... 3,729 3,179
a
10296606.SQ.FTS.B, 6.494%, 7/07/27 ... 11,065 10,702
a
10296954.SQ.FTS.B, 6.495%, 7/07/27 ... 20,652 12,508
a
10305561.SQ.FTS.B, 4.546%, 7/08/27 ... 699 697
a
10305892.SQ.FTS.B, 4.547%, 7/08/27 ... 3,018 2,690
a
10301875.SQ.FTS.B, 4.549%, 7/08/27 ... 3,825 3,698
a
10302254.SQ.FTS.B, 4.549%, 7/08/27 ... 10,844 10,645
a
10302790.SQ.FTS.B, 4.549%, 7/08/27 ... 8,614 8,296
a
10303396.SQ.FTS.B, 4.549%, 7/08/27 ... 36 36
a
10306401.SQ.FTS.B, 4.549%, 7/08/27 ... 17,531 17,063
a
10303412.SQ.FTS.B, 4.551%, 7/08/27 ... 13,308 12,858
a
10303795.SQ.FTS.B, 4.551%, 7/08/27 ... 4,560 4,520
a
10304625.SQ.FTS.B, 4.551%, 7/08/27 ... 4,542 4,429
a
10305298.SQ.FTS.B, 4.551%, 7/08/27 ... 10,821 10,408
a
10305920.SQ.FTS.B, 4.979%, 7/08/27 ... 910 890
a
10304021.SQ.FTS.B, 4.988%, 7/08/27 ... 4,848 4,662
a
10304563.SQ.FTS.B, 5.293%, 7/08/27 ... 2,833 2,572
a
10305630.SQ.FTS.B, 5.303%, 7/08/27 ... 13,383 12,988
a
10302139.SQ.FTS.B, 5.309%, 7/08/27 ... 1,680 1,631
a
10302178.SQ.FTS.B, 5.317%, 7/08/27 ... 1,494 473
a
10305178.SQ.FTS.B, 5.534%, 7/08/27 ... 592 580
a
10302207.SQ.FTS.B, 5.545%, 7/08/27 ... 554 550
a
10305119.SQ.FTS.B, 5.552%, 7/08/27 ... 2,530 2,433
a
10306056.SQ.FTS.B, 5.554%, 7/08/27 ... 18,608 16,717
a
10303243.SQ.FTS.B, 5.801%, 7/08/27 ... 2,434 2,350
a
10304940.SQ.FTS.B, 5.802%, 7/08/27 ... 5,764 4,956
a
10305941.SQ.FTS.B, 5.806%, 7/08/27 ... 5,366 5,174
a
10302014.SQ.FTS.B, 5.808%, 7/08/27 ... 2,231 2,193
a
10304486.SQ.FTS.B, 6.112%, 7/08/27 ... 1,805 1,573
a
10305207.SQ.FTS.B, 6.492%, 7/08/27 ... 4,588 3,582
a
10310982.SQ.FTS.B, 4.543%, 7/09/27 ... 2,320 2,242

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10308383.SQ.FTS.B, 4.546%, 7/09/27 ... $ 397 $ 395
a
10306824.SQ.FTS.B, 4.547%, 7/09/27 ... 4,069 3,961
a
10306959.SQ.FTS.B, 4.547%, 7/09/27 ... 5,103 4,519
a
10307029.SQ.FTS.B, 4.549%, 7/09/27 ... 6,165 6,025
a
10309727.SQ.FTS.B, 4.549%, 7/09/27 ... 9,777 9,568
a
10308473.SQ.FTS.B, 4.55%, 7/09/27 .... 27,797 27,173
a
10309220.SQ.FTS.B, 4.55%, 7/09/27 .... 12,703 12,537
a
10309088.SQ.FTS.B, 4.551%, 7/09/27 ... 7,360 7,186
a
10311039.SQ.FTS.B, 4.551%, 7/09/27 ... 10,971 10,699
a
10307851.SQ.FTS.B, 4.563%, 7/09/27 ... 1,598 1,525
a
10310584.SQ.FTS.B, 4.989%, 7/09/27 ... 33,724 31,311
a
10308401.SQ.FTS.B, 4.993%, 7/09/27 ... 2,630 2,571
a
10309630.SQ.FTS.B, 5.299%, 7/09/27 ... 5,531 5,371
a
10311015.SQ.FTS.B, 5.301%, 7/09/27 ... 1,237 1,166
a
10307956.SQ.FTS.B, 5.302%, 7/09/27 ... 3,161 2,067
a
10310544.SQ.FTS.B, 5.303%, 7/09/27 ... 2,616 2,544
a
10306635.SQ.FTS.B, 5.556%, 7/09/27 ... 4,295 4,186
a
10308002.SQ.FTS.B, 6.179%, 7/09/27 ... 8,006 7,866
a
10307362.SQ.FTS.B, 6.18%, 7/09/27 .... 2,195 2,132
a
10310535.SQ.FTS.B, 6.369%, 7/09/27 ... 756 527
a
10310000.SQ.FTS.B, 6.493%, 7/09/27 ... 6,592 4,956
a
10311966.SQ.FTS.B, 4.538%, 7/10/27 ... 1,458 1,408
a
10311782.SQ.FTS.B, 4.545%, 7/10/27 ... 3,145 3,027
a
10311330.SQ.FTS.B, 4.549%, 7/10/27 ... 9,725 9,456
a
10311904.SQ.FTS.B, 4.55%, 7/10/27 .... 2,191 2,153
a
10311835.SQ.FTS.B, 4.551%, 7/10/27 ... 4,682 4,603
a
10311283.SQ.FTS.B, 5.335%, 7/10/27 ... 397 380
a
10311816.SQ.FTS.B, 5.804%, 7/10/27 ... 2,341 1,601
a
10311683.SQ.FTS.B, 6.18%, 7/10/27 .... 520 499
a
10311942.SQ.FTS.B, 6.185%, 7/10/27 ... 2,676 1,789
a
10311201.SQ.FTS.B, 6.487%, 7/10/27 ... 1,101 1,050
a
10311618.SQ.FTS.B, 6.492%, 7/10/27 ... 10,742 5,303
a
10311727.SQ.FTS.B, 6.496%, 7/10/27 ... 1,336 1,207
a
10312265.SQ.FTS.B, 4.549%, 7/11/27 ... 19,695 18,924
a
10312487.SQ.FTS.B, 4.988%, 7/11/27 ... 24,430 23,477
a
10312911.SQ.FTS.B, 4.99%, 7/11/27 .... 7,478 7,264
a,b
10312797.SQ.FTS.B, 5.328%, 7/11/27 ... 2,780 796
a
10313065.SQ.FTS.B, 6.222%, 7/11/27 ... 186 183
a
10313014.SQ.FTS.B, 6.297%, 7/11/27 ... 53 52
a
10312480.SQ.FTS.B, 6.485%, 7/11/27 ... 549 351
a
10313074.SQ.FTS.B, 6.486%, 7/11/27 ... 1,046 1,021
a
10316216.SQ.FTS.B, 4.544%, 7/12/27 ... 1,856 1,800
a
10318795.SQ.FTS.B, 4.547%, 7/12/27 ... 1,049 1,024
a
10314996.SQ.FTS.B, 4.549%, 7/12/27 ... 1,181 1,149
a
10316824.SQ.FTS.B, 4.549%, 7/12/27 ... 3,978 3,884
a
10317243.SQ.FTS.B, 4.549%, 7/12/27 ... 8,624 8,440
Description
Principal
Amount Value
Block, Inc. (continued)
a
10315553.SQ.FTS.B, 4.558%, 7/12/27 ... $ 1,616 $ 1,590
a
10316261.SQ.FTS.B, 4.988%, 7/12/27 ... 23,077 22,546
a
10316884.SQ.FTS.B, 5.303%, 7/12/27 ... 11,668 11,327
a
10318302.SQ.FTS.B, 5.306%, 7/12/27 ... 3,331 3,211
a
10317516.SQ.FTS.B, 5.551%, 7/12/27 ... 1,997 1,953
a
10317994.SQ.FTS.B, 5.552%, 7/12/27 ... 12,898 12,491
a
10318400.SQ.FTS.B, 5.552%, 7/12/27 ... 8,360 7,927
a
10315693.SQ.FTS.B, 5.553%, 7/12/27 ... 8,296 7,718
a
10317496.SQ.FTS.B, 5.565%, 7/12/27 ... 1,715 1,597
a
10316745.SQ.FTS.B, 5.804%, 7/12/27 ... 7,779 6,727
a
10315050.SQ.FTS.B, 5.805%, 7/12/27 ... 10,508 10,169
a
10315587.SQ.FTS.B, 6.18%, 7/12/27 .... 2,154 2,120
a
10315891.SQ.FTS.B, 6.181%, 7/12/27 ... 8,058 7,666
a
10315845.SQ.FTS.B, 6.191%, 7/12/27 ... 968 952
a
10314956.SQ.FTS.B, 6.198%, 7/12/27 ... 655 638
a
10316643.SQ.FTS.B, 6.333%, 7/12/27 ... 4,566 3,182
a
10314825.SQ.FTS.B, 6.346%, 7/12/27 ... 658 631
a
10318803.SQ.FTS.B, 6.489%, 7/12/27 ... 2,118 1,583
a
10316860.SQ.FTS.B, 6.49%, 7/12/27 .... 3,078 2,608
a
10317396.SQ.FTS.B, 6.494%, 7/12/27 ... 3,937 3,835
a
10315524.SQ.FTS.B, 6.496%, 7/12/27 ... 529 499
a
10319110.SQ.FTS.B, 4.549%, 7/13/27 ... 1,085 1,054
a
10320040.SQ.FTS.B, 4.549%, 7/13/27 ... 10,642 10,303
a
10320734.SQ.FTS.B, 4.549%, 7/13/27 ... 478 470
a
10321265.SQ.FTS.B, 4.549%, 7/13/27 ... 33,434 32,865
a
10322032.SQ.FTS.B, 4.549%, 7/13/27 ... 2,490 2,422
a
10322159.SQ.FTS.B, 4.549%, 7/13/27 ... 19,325 18,697
a
10322532.SQ.FTS.B, 4.549%, 7/13/27 ... 9,342 9,064
a
10322959.SQ.FTS.B, 4.549%, 7/13/27 ... 2,742 2,682
a
10323008.SQ.FTS.B, 4.549%, 7/13/27 ... 22,111 21,565
a
10320474.SQ.FTS.B, 4.55%, 7/13/27 .... 8,369 8,053
a
10319150.SQ.FTS.B, 4.553%, 7/13/27 ... 4,589 4,463
a
10322922.SQ.FTS.B, 4.556%, 7/13/27 ... 2,042 1,998
a
10322768.SQ.FTS.B, 4.989%, 7/13/27 ... 9,323 7,561
a
10321829.SQ.FTS.B, 5.365%, 7/13/27 ... 302 241
a
10322480.SQ.FTS.B, 5.55%, 7/13/27 .... 4,450 4,325
a
10323705.SQ.FTS.B, 5.55%, 7/13/27 .... 6,877 6,523
a
10323649.SQ.FTS.B, 5.552%, 7/13/27 ... 2,294 2,205
a
10320815.SQ.FTS.B, 5.553%, 7/13/27 ... 8,372 8,097
a
10320977.SQ.FTS.B, 5.563%, 7/13/27 ... 927 897
a
10320969.SQ.FTS.B, 5.791%, 7/13/27 ... 1,182 1,114
a
10318950.SQ.FTS.B, 5.8%, 7/13/27 ..... 579 572
a
10322634.SQ.FTS.B, 5.804%, 7/13/27 ... 784 768
a
10320706.SQ.FTS.B, 5.807%, 7/13/27 ... 2,245 1,597
a
10323853.SQ.FTS.B, 5.812%, 7/13/27 ... 1,583 1,550
a
10321244.SQ.FTS.B, 5.828%, 7/13/27 ... 1,013 683

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10320650.SQ.FTS.B, 6.128%, 7/13/27 ... $ 1,910 $ 463
a
10320782.SQ.FTS.B, 6.171%, 7/13/27 ... 1,376 1,309
a
10322013.SQ.FTS.B, 6.179%, 7/13/27 ... 3,279 3,127
a
10319255.SQ.FTS.B, 6.18%, 7/13/27 .... 5,864 5,786
a
10323586.SQ.FTS.B, 6.18%, 7/13/27 .... 2,087 2,035
a
10321823.SQ.FTS.B, 6.34%, 7/13/27 .... 582 507
a
10322736.SQ.FTS.B, 6.485%, 7/13/27 ... 340 332
a
10322061.SQ.FTS.B, 6.491%, 7/13/27 ... 3,774 3,609
a
10321836.SQ.FTS.B, 6.494%, 7/13/27 ... 1,545 1,475
a
10320994.SQ.FTS.B, 6.495%, 7/13/27 ... 23,193 2,472
a
10320753.SQ.FTS.B, 6.504%, 7/13/27 ... 867 840
a
10320454.SQ.FTS.B, 6.515%, 7/13/27 ... 432 412
a
10324253.SQ.FTS.B, 4.543%, 7/14/27 ... 2,411 2,354
a
10324281.SQ.FTS.B, 4.545%, 7/14/27 ... 1,779 1,746
a
10327302.SQ.FTS.B, 4.549%, 7/14/27 ... 2,651 2,624
a
10327643.SQ.FTS.B, 4.549%, 7/14/27 ... 8,323 8,139
a
10326807.SQ.FTS.B, 4.55%, 7/14/27 .... 13,826 13,379
a
10327350.SQ.FTS.B, 4.55%, 7/14/27 .... 3,178 3,072
a
10327055.SQ.FTS.B, 4.551%, 7/14/27 ... 2,636 2,607
a
10325396.SQ.FTS.B, 4.552%, 7/14/27 ... 6,958 6,803
a
10324330.SQ.FTS.B, 4.989%, 7/14/27 ... 14,231 13,935
a
10327146.SQ.FTS.B, 5.3%, 7/14/27 ..... 6,462 6,238
a
10326475.SQ.FTS.B, 5.304%, 7/14/27 ... 3,214 3,116
a
10325879.SQ.FTS.B, 5.553%, 7/14/27 ... 2,168 2,154
a
10327752.SQ.FTS.B, 5.553%, 7/14/27 ... 21,762 5,396
a
10326766.SQ.FTS.B, 5.798%, 7/14/27 ... 4,023 3,455
a
10327493.SQ.FTS.B, 5.804%, 7/14/27 ... 8,429 8,148
a
10328286.SQ.FTS.B, 5.804%, 7/14/27 ... 5,638 5,436
a
10325536.SQ.FTS.B, 6.336%, 7/14/27 ... 10,887 10,413
a
10328009.SQ.FTS.B, 6.494%, 7/14/27 ... 15,735 14,774
a
10324204.SQ.FTS.B, 6.502%, 7/14/27 ... 1,150 1,118
a
10334156.SQ.FTS.B, 4.542%, 7/15/27 ... 1,876 1,843
a
10339032.SQ.FTS.B, 4.545%, 7/15/27 ... 2,251 2,178
a
10337736.SQ.FTS.B, 4.546%, 7/15/27 ... 1,470 1,304
a
10337751.SQ.FTS.B, 4.547%, 7/15/27 ... 2,875 2,818
a
10337369.SQ.FTS.B, 4.548%, 7/15/27 ... 8,311 8,022
a
10334186.SQ.FTS.B, 4.549%, 7/15/27 ... 1,928 1,884
a
10334436.SQ.FTS.B, 4.549%, 7/15/27 ... 7,580 7,391
a
10334797.SQ.FTS.B, 4.549%, 7/15/27 ... 5,301 5,204
a
10335908.SQ.FTS.B, 4.549%, 7/15/27 ... 3,456 3,011
a
10336019.SQ.FTS.B, 4.549%, 7/15/27 ... 8,624 8,323
a
10337804.SQ.FTS.B, 4.551%, 7/15/27 ... 11,223 10,690
a
10335601.SQ.FTS.B, 4.553%, 7/15/27 ... 3,722 3,620
a
10334224.SQ.FTS.B, 4.556%, 7/15/27 ... 1,060 1,043
a
10337617.SQ.FTS.B, 4.556%, 7/15/27 ... 3,125 2,999
a
10334130.SQ.FTS.B, 4.98%, 7/15/27 .... 1,545 1,427
Description
Principal
Amount Value
Block, Inc. (continued)
a
10338828.SQ.FTS.B, 4.986%, 7/15/27 ... $ 4,892 $ 4,694
a
10334295.SQ.FTS.B, 4.988%, 7/15/27 ... 11,526 8,848
a
10335329.SQ.FTS.B, 4.988%, 7/15/27 ... 3,260 3,154
a
10336211.SQ.FTS.B, 4.988%, 7/15/27 ... 2,920 2,826
a
10336305.SQ.FTS.B, 4.988%, 7/15/27 ... 8,070 7,803
a
10336583.SQ.FTS.B, 4.988%, 7/15/27 ... 7,760 7,146
a
10337096.SQ.FTS.B, 4.988%, 7/15/27 ... 2,452 2,432
a
10337954.SQ.FTS.B, 4.988%, 7/15/27 ... 40,832 37,647
a
10337643.SQ.FTS.B, 4.989%, 7/15/27 ... 8,703 8,466
a
10338778.SQ.FTS.B, 4.996%, 7/15/27 ... 1,821 1,783
a
10334772.SQ.FTS.B, 5.006%, 7/15/27 ... 624 616
a
10334677.SQ.FTS.B, 5.308%, 7/15/27 ... 2,142 2,107
a
10335299.SQ.FTS.B, 5.354%, 7/15/27 ... 366 256
a
10334279.SQ.FTS.B, 5.548%, 7/15/27 ... 1,860 1,734
a
10337181.SQ.FTS.B, 5.552%, 7/15/27 ... 10,824 10,102
a
10335700.SQ.FTS.B, 5.553%, 7/15/27 ... 12,353 11,970
a
10336904.SQ.FTS.B, 5.553%, 7/15/27 ... 12,663 12,258
a
10335540.SQ.FTS.B, 5.555%, 7/15/27 ... 2,528 2,462
a
10336247.SQ.FTS.B, 5.559%, 7/15/27 ... 2,754 2,678
a
10334986.SQ.FTS.B, 5.804%, 7/15/27 ... 4,902 4,743
a
10335972.SQ.FTS.B, 5.806%, 7/15/27 ... 3,737 3,567
a
10336656.SQ.FTS.B, 6.18%, 7/15/27 .... 5,705 5,601
a
10337922.SQ.FTS.B, 6.184%, 7/15/27 ... 1,710 1,670
a
10334087.SQ.FTS.B, 6.329%, 7/15/27 ... 1,450 1,271
a
10337092.SQ.FTS.B, 6.477%, 7/15/27 ... 981 910
a
10335469.SQ.FTS.B, 6.488%, 7/15/27 ... 2,446 2,109
a
10336176.SQ.FTS.B, 6.489%, 7/15/27 ... 1,594 1,444
a
10334615.SQ.FTS.B, 6.494%, 7/15/27 ... 2,662 2,501
a
10338520.SQ.FTS.B, 6.494%, 7/15/27 ... 6,312 6,173
a
10336783.SQ.FTS.B, 6.496%, 7/15/27 ... 7,353 5,965
a
10340209.SQ.FTS.B, 4.541%, 7/16/27 ... 1,394 1,366
a
10342194.SQ.FTS.B, 4.543%, 7/16/27 ... 3,153 3,048
a
10339801.SQ.FTS.B, 4.549%, 7/16/27 ... 446 424
a
10340427.SQ.FTS.B, 4.549%, 7/16/27 ... 1,280 1,239
a
10342452.SQ.FTS.B, 4.549%, 7/16/27 ... 57,868 27,515
a
10342895.SQ.FTS.B, 4.549%, 7/16/27 ... 10,507 10,207
a
10343980.SQ.FTS.B, 4.549%, 7/16/27 ... 11,044 10,666
a
10341100.SQ.FTS.B, 4.55%, 7/16/27 .... 24,148 23,332
a
10343800.SQ.FTS.B, 4.551%, 7/16/27 ... 5,558 5,439
a
10341592.SQ.FTS.B, 4.552%, 7/16/27 ... 5,710 5,623
a
10341551.SQ.FTS.B, 4.553%, 7/16/27 ... 1,399 1,361
a
10339422.SQ.FTS.B, 4.556%, 7/16/27 ... 2,170 2,134
a
10343942.SQ.FTS.B, 4.986%, 7/16/27 ... 1,803 1,727
a
10340254.SQ.FTS.B, 4.988%, 7/16/27 ... 1,062 1,038
a
10339821.SQ.FTS.B, 4.989%, 7/16/27 ... 6,698 6,425
a
10341087.SQ.FTS.B, 4.991%, 7/16/27 ... 1,644 1,607

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10342224.SQ.FTS.B, 5.303%, 7/16/27 ... $ 19,243 $ 17,606
a
10341699.SQ.FTS.B, 5.554%, 7/16/27 ... 10,849 10,707
a
10340815.SQ.FTS.B, 5.557%, 7/16/27 ... 636 630
a
10341484.SQ.FTS.B, 5.808%, 7/16/27 ... 4,286 3,726
a
10340873.SQ.FTS.B, 6.178%, 7/16/27 ... 660 652
a
10343867.SQ.FTS.B, 6.202%, 7/16/27 ... 1,066 707
a
10339725.SQ.FTS.B, 6.474%, 7/16/27 ... 433 413
a
10343780.SQ.FTS.B, 6.493%, 7/16/27 ... 1,126 1,060
a
10341991.SQ.FTS.B, 6.494%, 7/16/27 ... 178 175
a
10343876.SQ.FTS.B, 6.494%, 7/16/27 ... 2,083 2,026
a
10340339.SQ.FTS.B, 6.496%, 7/16/27 ... 3,420 1,924
a
10341022.SQ.FTS.B, 6.499%, 7/16/27 ... 2,835 2,707
a
10340702.SQ.FTS.B, 6.5%, 7/16/27 ..... 4,150 2,528
a
10344172.SQ.FTS.B, 4.544%, 7/17/27 ... 1,080 1,055
a
10344239.SQ.FTS.B, 4.547%, 7/17/27 ... 4,601 4,442
a
10344420.SQ.FTS.B, 4.549%, 7/17/27 ... 20,413 19,626
a
10344192.SQ.FTS.B, 4.551%, 7/17/27 ... 3,530 3,472
a
10345046.SQ.FTS.B, 5.301%, 7/17/27 ... 4,194 3,988
a
10344908.SQ.FTS.B, 5.302%, 7/17/27 ... 7,544 5,893
a
10344892.SQ.FTS.B, 6.18%, 7/17/27 .... 118 116
a
10345261.SQ.FTS.B, 4.542%, 7/18/27 ... 1,222 1,199
a
10345137.SQ.FTS.B, 4.549%, 7/18/27 ... 4,810 4,717
a
10345407.SQ.FTS.B, 4.549%, 7/18/27 ... 3,476 3,404
a
10345512.SQ.FTS.B, 4.549%, 7/18/27 ... 5,558 5,400
a
10345782.SQ.FTS.B, 4.551%, 7/18/27 ... 10,358 10,117
a
10345718.SQ.FTS.B, 6.118%, 7/18/27 ... 1,231 775
a
10345288.SQ.FTS.B, 6.183%, 7/18/27 ... 6,376 4,145
a
10346442.SQ.FTS.B, 4.549%, 7/19/27 ... 5,584 4,950
a
10346648.SQ.FTS.B, 4.549%, 7/19/27 ... 10,902 10,385
a
10346839.SQ.FTS.B, 4.549%, 7/19/27 ... 37,018 36,296
a
10346540.SQ.FTS.B, 4.551%, 7/19/27 ... 5,346 5,218
a
10346080.SQ.FTS.B, 6.5%, 7/19/27 ..... 2,077 1,267
a
10349483.SQ.FTS.B, 4.549%, 7/20/27 ... 6,774 6,546
a
10349798.SQ.FTS.B, 4.549%, 7/20/27 ... 40,203 39,479
a
10351347.SQ.FTS.B, 4.549%, 7/20/27 ... 22,227 21,687
a
10352394.SQ.FTS.B, 4.554%, 7/20/27 ... 2,424 2,361
a
10352367.SQ.FTS.B, 6.109%, 7/20/27 ... 368 356
a
10353185.SQ.FTS.B, 4.547%, 7/21/27 ... 5,546 5,422
a
10353252.SQ.FTS.B, 4.549%, 7/21/27 ... 12,661 12,288
a
10354230.SQ.FTS.B, 4.549%, 7/21/27 ... 10,654 10,384
a
10354758.SQ.FTS.B, 4.549%, 7/21/27 ... 31,767 30,449
a
10355063.SQ.FTS.B, 4.549%, 7/21/27 ... 11,354 11,152
a
10355363.SQ.FTS.B, 4.549%, 7/21/27 ... 39,747 38,862
a
10356904.SQ.FTS.B, 4.549%, 7/21/27 ... 29,050 24,092
a
10355856.SQ.FTS.B, 4.55%, 7/21/27 .... 7,950 7,718
a
10355979.SQ.FTS.B, 4.55%, 7/21/27 .... 2,763 2,631
Description
Principal
Amount Value
Block, Inc. (continued)
a
10357327.SQ.FTS.B, 4.55%, 7/21/27 .... $ 2,952 $ 2,847
a
10355842.SQ.FTS.B, 4.558%, 7/21/27 ... 2,161 2,076
a
10357371.SQ.FTS.B, 4.993%, 7/21/27 ... 7,159 5,400
a
10357489.SQ.FTS.B, 5.304%, 7/21/27 ... 10,620 10,127
a
10356858.SQ.FTS.B, 5.306%, 7/21/27 ... 1,869 1,835
a
10354524.SQ.FTS.B, 5.553%, 7/21/27 ... 15,853 14,704
a
10355051.SQ.FTS.B, 6.176%, 7/21/27 ... 661 646
a
10353587.SQ.FTS.B, 6.339%, 7/21/27 ... 1,935 1,364
a
10353612.SQ.FTS.B, 6.494%, 7/21/27 ... 4,785 2,841
a
10353704.SQ.FTS.B, 6.495%, 7/21/27 ... 3,337 3,185
a
10357310.SQ.FTS.B, 6.495%, 7/21/27 ... 1,290 605
a
10355047.SQ.FTS.B, 6.516%, 7/21/27 ... 727 650
a
10362443.SQ.FTS.B, 4.545%, 7/22/27 ... 3,577 3,425
a
10363502.SQ.FTS.B, 4.547%, 7/22/27 ... 3,062 2,986
a
10363365.SQ.FTS.B, 4.548%, 7/22/27 ... 1,820 1,774
a
10362629.SQ.FTS.B, 4.549%, 7/22/27 ... 23,926 23,136
a
10363420.SQ.FTS.B, 4.549%, 7/22/27 ... 1,261 1,245
a
10363469.SQ.FTS.B, 4.549%, 7/22/27 ... 3,350 3,301
a
10364129.SQ.FTS.B, 4.549%, 7/22/27 ... 12,344 11,866
a
10360602.SQ.FTS.B, 4.55%, 7/22/27 .... 19,205 18,242
a
10361173.SQ.FTS.B, 4.551%, 7/22/27 ... 9,852 9,638
a
10362534.SQ.FTS.B, 4.554%, 7/22/27 ... 2,314 2,255
a
10360893.SQ.FTS.B, 4.558%, 7/22/27 ... 2,044 1,996
a
10360870.SQ.FTS.B, 4.973%, 7/22/27 ... 973 952
a
10364495.SQ.FTS.B, 4.987%, 7/22/27 ... 10,878 10,305
a
10363180.SQ.FTS.B, 4.988%, 7/22/27 ... 6,191 5,714
a
10363393.SQ.FTS.B, 4.993%, 7/22/27 ... 3,790 3,705
a
10360961.SQ.FTS.B, 4.994%, 7/22/27 ... 3,198 2,966
a
10363143.SQ.FTS.B, 5.003%, 7/22/27 ... 1,174 1,134
a
10363433.SQ.FTS.B, 5.553%, 7/22/27 ... 1,775 1,702
a
10360388.SQ.FTS.B, 5.804%, 7/22/27 ... 6,226 6,029
a
10364382.SQ.FTS.B, 6.184%, 7/22/27 ... 2,107 2,004
a
10360360.SQ.FTS.B, 6.201%, 7/22/27 ... 1,548 949
a
10362586.SQ.FTS.B, 6.486%, 7/22/27 ... 1,011 992
a
10364438.SQ.FTS.B, 6.486%, 7/22/27 ... 1,177 1,139
a
10363072.SQ.FTS.B, 6.489%, 7/22/27 ... 1,917 1,854
a
10366060.SQ.FTS.B, 4.548%, 7/23/27 ... 1,964 1,904
a
10369106.SQ.FTS.B, 4.548%, 7/23/27 ... 6,836 6,664
a
10369304.SQ.FTS.B, 4.549%, 7/23/27 ... 10,748 10,375
a
10367800.SQ.FTS.B, 4.55%, 7/23/27 .... 28,029 26,911
a
10368326.SQ.FTS.B, 4.55%, 7/23/27 .... 30,182 29,394
a
10366468.SQ.FTS.B, 4.551%, 7/23/27 ... 3,969 3,901
a
10369000.SQ.FTS.B, 4.552%, 7/23/27 ... 8,245 7,968
a
10367401.SQ.FTS.B, 4.989%, 7/23/27 ... 2,190 2,026
a
10368950.SQ.FTS.B, 5.298%, 7/23/27 ... 3,004 2,866
a
10369390.SQ.FTS.B, 5.301%, 7/23/27 ... 3,515 3,481

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10366822.SQ.FTS.B, 5.302%, 7/23/27 ... $ 8,133 $ 7,891
a
10367550.SQ.FTS.B, 5.327%, 7/23/27 ... 2,366 1,757
a
10367161.SQ.FTS.B, 5.552%, 7/23/27 ... 17,775 16,892
a
10365051.SQ.FTS.B, 5.553%, 7/23/27 ... 8,096 7,982
a
10366215.SQ.FTS.B, 5.804%, 7/23/27 ... 9,641 8,358
a
10366780.SQ.FTS.B, 6.131%, 7/23/27 ... 470 456
a
10365595.SQ.FTS.B, 6.181%, 7/23/27 ... 10,737 10,545
a
10367625.SQ.FTS.B, 6.492%, 7/23/27 ... 7,931 6,488
a
10366746.SQ.FTS.B, 6.494%, 7/23/27 ... 1,622 1,545
a
10370155.SQ.FTS.B, 4.549%, 7/24/27 ... 10,239 9,937
a
10369870.SQ.FTS.B, 4.55%, 7/24/27 .... 21,437 20,711
a
10370599.SQ.FTS.B, 4.988%, 7/24/27 ... 15,158 14,918
a
10370539.SQ.FTS.B, 4.989%, 7/24/27 ... 3,509 3,435
a
10370288.SQ.FTS.B, 4.993%, 7/24/27 ... 3,619 3,353
a
10370385.SQ.FTS.B, 5.302%, 7/24/27 ... 17,265 15,683
a
10370090.SQ.FTS.B, 6.177%, 7/24/27 ... 8,046 5,268
a
10370343.SQ.FTS.B, 6.493%, 7/24/27 ... 1,751 1,672
a
10371125.SQ.FTS.B, 4.55%, 7/25/27 .... 2,737 2,631
a
10370908.SQ.FTS.B, 4.988%, 7/25/27 ... 2,605 2,518
a
10370954.SQ.FTS.B, 4.991%, 7/25/27 ... 2,264 2,215
a
10371174.SQ.FTS.B, 4.991%, 7/25/27 ... 1,304 1,246
a
10370940.SQ.FTS.B, 5.299%, 7/25/27 ... 870 850
a
10371300.SQ.FTS.B, 5.303%, 7/25/27 ... 7,991 6,073
a
10371071.SQ.FTS.B, 5.31%, 7/25/27 .... 2,719 2,475
a
10371364.SQ.FTS.B, 5.554%, 7/25/27 ... 5,774 5,585
a
10371097.SQ.FTS.B, 6.113%, 7/25/27 ... 1,783 1,504
a
10370982.SQ.FTS.B, 6.127%, 7/25/27 ... 1,021 681
a
10374780.SQ.FTS.B, 4.549%, 7/26/27 ... 6,445 6,253
a
10374923.SQ.FTS.B, 4.549%, 7/26/27 ... 14,890 14,620
a
10376272.SQ.FTS.B, 4.55%, 7/26/27 .... 25,622 25,232
a
10372196.SQ.FTS.B, 4.551%, 7/26/27 ... 2,823 2,703
a
10375400.SQ.FTS.B, 4.551%, 7/26/27 ... 6,413 6,151
a
10376180.SQ.FTS.B, 4.551%, 7/26/27 ... 8,107 7,217
a
10372537.SQ.FTS.B, 4.552%, 7/26/27 ... 4,297 4,142
a
10373884.SQ.FTS.B, 4.552%, 7/26/27 ... 7,795 7,586
a
10374712.SQ.FTS.B, 4.983%, 7/26/27 ... 2,710 2,587
a
10373718.SQ.FTS.B, 4.986%, 7/26/27 ... 3,752 3,668
a
10375238.SQ.FTS.B, 4.988%, 7/26/27 ... 8,522 8,373
a
10372349.SQ.FTS.B, 5.297%, 7/26/27 ... 3,806 3,464
a
10373315.SQ.FTS.B, 5.302%, 7/26/27 ... 9,419 9,199
a
10375487.SQ.FTS.B, 5.303%, 7/26/27 ... 17,840 13,146
a
10375745.SQ.FTS.B, 5.33%, 7/26/27 .... 2,078 1,925
a
10374490.SQ.FTS.B, 6.481%, 7/26/27 ... 674 625
a
10375837.SQ.FTS.B, 6.493%, 7/26/27 ... 10,629 10,155
a
10372298.SQ.FTS.B, 6.504%, 7/26/27 ... 281 268
a
10373665.SQ.FTS.B, 6.507%, 7/26/27 ... 1,031 997
Description
Principal
Amount Value
Block, Inc. (continued)
a
10374350.SQ.FTS.B, 6.507%, 7/26/27 ... $ 1,049 $ 899
a
10374312.SQ.FTS.B, 6.513%, 7/26/27 ... 665 563
a
10377038.SQ.FTS.B, 4.549%, 7/27/27 ... 4,310 4,198
a
10379609.SQ.FTS.B, 4.549%, 7/27/27 ... 22,765 19,622
a
10379930.SQ.FTS.B, 4.549%, 7/27/27 ... 52,965 51,434
a
10381092.SQ.FTS.B, 4.549%, 7/27/27 ... 43,344 42,547
a
10378743.SQ.FTS.B, 4.55%, 7/27/27 .... 44,994 42,728
a
10380755.SQ.FTS.B, 4.55%, 7/27/27 .... 28,892 27,658
a
10377101.SQ.FTS.B, 4.988%, 7/27/27 ... 29,762 29,260
a
10378669.SQ.FTS.B, 5.303%, 7/27/27 ... 2,143 1,946
a
10377096.SQ.FTS.B, 5.793%, 7/27/27 ... 655 643
a
10380753.SQ.FTS.B, 6.157%, 7/27/27 ... 47 46
a
10378488.SQ.FTS.B, 6.338%, 7/27/27 ... 2,654 2,599
a
10381879.SQ.FTS.B, 6.498%, 7/27/27 ... 655 607
a
10383569.SQ.FTS.B, 4.547%, 7/28/27 ... 2,269 2,199
a
10383989.SQ.FTS.B, 4.549%, 7/28/27 ... 2,252 2,169
a
10384036.SQ.FTS.B, 4.549%, 7/28/27 ... 12,602 12,380
a
10384303.SQ.FTS.B, 4.549%, 7/28/27 ... 61,865 59,376
a
10385884.SQ.FTS.B, 4.549%, 7/28/27 ... 4,403 4,284
a
10385269.SQ.FTS.B, 4.55%, 7/28/27 .... 20,933 20,310
a
10385984.SQ.FTS.B, 4.553%, 7/28/27 ... 5,442 5,245
a
10383511.SQ.FTS.B, 4.983%, 7/28/27 ... 2,160 2,099
a
10383716.SQ.FTS.B, 4.988%, 7/28/27 ... 13,835 13,503
a
10386173.SQ.FTS.B, 4.99%, 7/28/27 .... 7,045 6,886
a
10383596.SQ.FTS.B, 6.337%, 7/28/27 ... 1,697 1,663
a
10389292.SQ.FTS.B, 6.496%, 7/28/27 ... 5,752 765
a
10390127.SQ.FTS.B, 4.54%, 7/29/27 .... 1,814 1,773
a
10391298.SQ.FTS.B, 4.545%, 7/29/27 ... 4,034 3,899
a
10389462.SQ.FTS.B, 4.549%, 7/29/27 ... 3,473 3,347
a
10389795.SQ.FTS.B, 4.549%, 7/29/27 ... 8,276 8,193
a
10390167.SQ.FTS.B, 4.549%, 7/29/27 ... 8,466 8,215
a
10390508.SQ.FTS.B, 4.549%, 7/29/27 ... 1,268 1,130
a
10392644.SQ.FTS.B, 4.549%, 7/29/27 ... 2,059 1,836
a
10392960.SQ.FTS.B, 4.549%, 7/29/27 ... 23,140 22,529
a
10393997.SQ.FTS.B, 4.549%, 7/29/27 ... 2,765 2,728
a
10389474.SQ.FTS.B, 4.55%, 7/29/27 .... 24,572 24,127
a
10391834.SQ.FTS.B, 4.55%, 7/29/27 .... 13,586 13,204
a
10392666.SQ.FTS.B, 4.55%, 7/29/27 .... 20,870 20,406
a
10394057.SQ.FTS.B, 4.552%, 7/29/27 ... 6,067 5,894
a
10392013.SQ.FTS.B, 4.612%, 7/29/27 ... 347 334
a
10390635.SQ.FTS.B, 4.99%, 7/29/27 .... 3,333 3,254
a
10391140.SQ.FTS.B, 4.992%, 7/29/27 ... 5,094 4,950
a
10392021.SQ.FTS.B, 5.302%, 7/29/27 ... 37,610 36,417
a
10394334.SQ.FTS.B, 5.534%, 7/29/27 ... 853 817
a
10394450.SQ.FTS.B, 5.551%, 7/29/27 ... 780 760
a
10391996.SQ.FTS.B, 5.804%, 7/29/27 ... 455 445

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10390841.SQ.FTS.B, 6.181%, 7/29/27 ... $ 20,413 $ 11,367
a,b
10391383.SQ.FTS.B, 6.326%, 7/29/27 ... 2,962 44
a
10390771.SQ.FTS.B, 6.479%, 7/29/27 ... 854 794
a
10391651.SQ.FTS.B, 6.481%, 7/29/27 ... 782 763
a
10390775.SQ.FTS.B, 6.485%, 7/29/27 ... 2,736 2,243
a
10391704.SQ.FTS.B, 6.493%, 7/29/27 ... 8,325 8,049
a
10392533.SQ.FTS.B, 6.494%, 7/29/27 ... 7,775 7,194
a
10396059.SQ.FTS.B, 4.548%, 7/30/27 ... 3,708 3,578
a
10394535.SQ.FTS.B, 4.549%, 7/30/27 ... 5,413 5,281
a
10394896.SQ.FTS.B, 4.549%, 7/30/27 ... 12,962 12,428
a
10395347.SQ.FTS.B, 4.549%, 7/30/27 ... 9,469 9,329
a
10396906.SQ.FTS.B, 4.549%, 7/30/27 ... 3,181 3,091
a
10397014.SQ.FTS.B, 4.549%, 7/30/27 ... 5,867 5,187
a
10398535.SQ.FTS.B, 4.549%, 7/30/27 ... 25,851 25,098
a
10396136.SQ.FTS.B, 4.55%, 7/30/27 .... 29,345 28,472
a
10397264.SQ.FTS.B, 4.55%, 7/30/27 .... 19,526 18,928
a
10397902.SQ.FTS.B, 4.55%, 7/30/27 .... 7,108 6,918
a
10395113.SQ.FTS.B, 4.551%, 7/30/27 ... 5,666 5,548
a
10398358.SQ.FTS.B, 4.551%, 7/30/27 ... 4,412 4,302
a
10397222.SQ.FTS.B, 4.552%, 7/30/27 ... 2,347 2,289
a
10399315.SQ.FTS.B, 4.552%, 7/30/27 ... 3,670 3,561
a
10395995.SQ.FTS.B, 4.988%, 7/30/27 ... 2,772 2,645
a
10399117.SQ.FTS.B, 4.988%, 7/30/27 ... 8,568 8,366
a
10395269.SQ.FTS.B, 4.993%, 7/30/27 ... 2,947 2,890
a
10398230.SQ.FTS.B, 5.302%, 7/30/27 ... 8,482 8,273
a
10399373.SQ.FTS.B, 5.302%, 7/30/27 ... 5,207 5,089
a
10397193.SQ.FTS.B, 5.344%, 7/30/27 ... 2,220 1,672
a
10394499.SQ.FTS.B, 5.541%, 7/30/27 ... 1,324 1,231
a
10396038.SQ.FTS.B, 5.807%, 7/30/27 ... 803 766
a
10397092.SQ.FTS.B, 6.118%, 7/30/27 ... 5,732 2,666
a
10394819.SQ.FTS.B, 6.176%, 7/30/27 ... 2,542 2,488
a
10396634.SQ.FTS.B, 6.18%, 7/30/27 .... 5,700 5,599
a
10394793.SQ.FTS.B, 6.184%, 7/30/27 ... 1,114 1,060
a
10395943.SQ.FTS.B, 6.184%, 7/30/27 ... 1,930 1,296
a
10400498.SQ.FTS.B, 4.545%, 7/31/27 ... 1,874 1,830
a
10400248.SQ.FTS.B, 4.549%, 7/31/27 ... 20,363 19,665
a
10400669.SQ.FTS.B, 4.549%, 7/31/27 ... 22,189 21,518
a
10400523.SQ.FTS.B, 4.552%, 7/31/27 ... 6,653 6,481
a
10401066.SQ.FTS.B, 4.555%, 7/31/27 ... 2,543 2,486
a
10400960.SQ.FTS.B, 4.986%, 7/31/27 ... 6,287 5,823
a
10400476.SQ.FTS.B, 4.999%, 7/31/27 ... 2,003 1,621
a
10400611.SQ.FTS.B, 5.324%, 7/31/27 ... 356 345
a
10401022.SQ.FTS.B, 5.547%, 7/31/27 ... 333 331
a
10400109.SQ.FTS.B, 6.181%, 7/31/27 ... 5,628 5,531
a
10400651.SQ.FTS.B, 6.332%, 7/31/27 ... 1,108 921
a
10400236.SQ.FTS.B, 6.49%, 7/31/27 .... 731 713
Description
Principal
Amount Value
Block, Inc. (continued)
a
10401658.SQ.FTS.B, 4.544%, 8/01/27 ... $ 1,409 $ 1,347
a
10401333.SQ.FTS.B, 4.547%, 8/01/27 ... 4,764 4,576
a
10401771.SQ.FTS.B, 4.548%, 8/01/27 ... 7,931 7,733
a
10401390.SQ.FTS.B, 4.549%, 8/01/27 ... 7,530 7,365
a
10401553.SQ.FTS.B, 4.549%, 8/01/27 ... 5,538 5,341
a
10401897.SQ.FTS.B, 4.549%, 8/01/27 ... 3,943 3,825
a
10401743.SQ.FTS.B, 4.984%, 8/01/27 ... 1,813 1,772
a
10402059.SQ.FTS.B, 5.552%, 8/01/27 ... 13,259 12,890
a
10401668.SQ.FTS.B, 5.554%, 8/01/27 ... 3,229 3,146
a
10401107.SQ.FTS.B, 5.803%, 8/01/27 ... 172 170
a
10401947.SQ.FTS.B, 5.804%, 8/01/27 ... 332 331
a
10401191.SQ.FTS.B, 6.118%, 8/01/27 ... 1,805 1,766
a
10401133.SQ.FTS.B, 6.494%, 8/01/27 ... 3,674 3,463
a
10403943.SQ.FTS.B, 4.54%, 8/02/27 .... 1,135 1,102
a
10404248.SQ.FTS.B, 4.545%, 8/02/27 ... 1,800 1,761
a
10404316.SQ.FTS.B, 4.548%, 8/02/27 ... 6,287 6,190
a
10404212.SQ.FTS.B, 4.549%, 8/02/27 ... 2,195 1,898
a
10406683.SQ.FTS.B, 4.549%, 8/02/27 ... 4,484 4,362
a
10406193.SQ.FTS.B, 4.552%, 8/02/27 ... 3,683 3,604
a
10406331.SQ.FTS.B, 4.553%, 8/02/27 ... 5,420 5,281
a
10406582.SQ.FTS.B, 4.553%, 8/02/27 ... 2,084 2,051
a
10406987.SQ.FTS.B, 4.984%, 8/02/27 ... 3,000 2,895
a
10404230.SQ.FTS.B, 4.986%, 8/02/27 ... 1,780 1,697
a
10404816.SQ.FTS.B, 4.987%, 8/02/27 ... 14,730 14,075
a
10406720.SQ.FTS.B, 4.991%, 8/02/27 ... 5,675 5,531
a
10406413.SQ.FTS.B, 5.3%, 8/02/27 ..... 1,907 1,860
a
10403966.SQ.FTS.B, 5.553%, 8/02/27 ... 13,213 12,772
a
10406796.SQ.FTS.B, 5.558%, 8/02/27 ... 3,483 3,366
a
10405216.SQ.FTS.B, 5.804%, 8/02/27 ... 51,425 48,531
a
10403841.SQ.FTS.B, 5.808%, 8/02/27 ... 3,387 3,310
a
10407034.SQ.FTS.B, 6.111%, 8/02/27 ... 2,103 1,896
a
10406943.SQ.FTS.B, 6.177%, 8/02/27 ... 6,513 606
a
10404596.SQ.FTS.B, 6.18%, 8/02/27 .... 2,147 2,062
a
10404668.SQ.FTS.B, 6.182%, 8/02/27 ... 6,743 6,587
a
10407058.SQ.FTS.B, 6.182%, 8/02/27 ... 9,139 7,908
a
10406636.SQ.FTS.B, 6.183%, 8/02/27 ... 1,359 1,330
a
10406781.SQ.FTS.B, 6.323%, 8/02/27 ... 827 788
a
10406759.SQ.FTS.B, 6.481%, 8/02/27 ... 1,342 1,207
a
10406448.SQ.FTS.B, 6.496%, 8/02/27 ... 9,315 8,170
a
10405165.SQ.FTS.B, 6.5%, 8/02/27 ..... 1,963 1,484
a
10411813.SQ.FTS.B, 4.54%, 8/03/27 .... 1,202 1,160
a
10407518.SQ.FTS.B, 4.548%, 8/03/27 ... 5,435 5,361
a
10409080.SQ.FTS.B, 4.549%, 8/03/27 ... 6,136 5,983
a
10409211.SQ.FTS.B, 4.549%, 8/03/27 ... 9,930 9,628
a
10409522.SQ.FTS.B, 4.549%, 8/03/27 ... 3,753 3,656
a
10409602.SQ.FTS.B, 4.549%, 8/03/27 ... 13,708 13,363

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10410272.SQ.FTS.B, 4.549%, 8/03/27 ... $ 21,092 $ 20,531
a
10411609.SQ.FTS.B, 4.549%, 8/03/27 ... 7,372 7,213
a
10409974.SQ.FTS.B, 4.551%, 8/03/27 ... 6,176 5,883
a
10409351.SQ.FTS.B, 4.552%, 8/03/27 ... 3,365 3,288
a
10410573.SQ.FTS.B, 4.557%, 8/03/27 ... 2,035 1,950
a
10408484.SQ.FTS.B, 4.558%, 8/03/27 ... 2,078 2,031
a
10408450.SQ.FTS.B, 4.559%, 8/03/27 ... 2,564 2,432
a
10409446.SQ.FTS.B, 4.988%, 8/03/27 ... 864 850
a
10410136.SQ.FTS.B, 4.99%, 8/03/27 .... 4,552 4,437
a
10411829.SQ.FTS.B, 4.99%, 8/03/27 .... 1,634 1,327
a
10409006.SQ.FTS.B, 5.001%, 8/03/27 ... 965 942
a
10409032.SQ.FTS.B, 5.302%, 8/03/27 ... 652 626
a
10412385.SQ.FTS.B, 5.302%, 8/03/27 ... 12,532 12,247
a
10410084.SQ.FTS.B, 5.315%, 8/03/27 ... 1,309 1,279
a
10411719.SQ.FTS.B, 5.547%, 8/03/27 ... 1,234 1,216
a
10407292.SQ.FTS.B, 5.553%, 8/03/27 ... 14,997 11,158
a
10407469.SQ.FTS.B, 5.559%, 8/03/27 ... 2,924 2,422
a
10412334.SQ.FTS.B, 5.56%, 8/03/27 .... 1,944 1,892
a
10410594.SQ.FTS.B, 5.805%, 8/03/27 ... 1,618 1,596
a
10411842.SQ.FTS.B, 5.807%, 8/03/27 ... 2,228 2,135
a
10407223.SQ.FTS.B, 5.829%, 8/03/27 ... 420 400
a
10410223.SQ.FTS.B, 6.172%, 8/03/27 ... 1,756 1,502
a
10409918.SQ.FTS.B, 6.177%, 8/03/27 ... 4,897 4,592
a
10411750.SQ.FTS.B, 6.177%, 8/03/27 ... 4,464 4,081
a
10412884.SQ.FTS.B, 6.179%, 8/03/27 ... 3,790 3,717
a
10411499.SQ.FTS.B, 6.333%, 8/03/27 ... 811 784
a
10410227.SQ.FTS.B, 6.487%, 8/03/27 ... 1,140 1,091
a
10412784.SQ.FTS.B, 6.495%, 8/03/27 ... 7,937 6,156
a
10410240.SQ.FTS.B, 6.501%, 8/03/27 ... 730 712
a
10414470.SQ.FTS.B, 4.549%, 8/04/27 ... 18,968 18,471
a
10415710.SQ.FTS.B, 4.549%, 8/04/27 ... 2,381 2,327
a
10417605.SQ.FTS.B, 4.549%, 8/04/27 ... 38,576 37,533
a
10413201.SQ.FTS.B, 4.55%, 8/04/27 .... 28,424 27,044
a
10415061.SQ.FTS.B, 4.55%, 8/04/27 .... 16,440 16,031
a
10416807.SQ.FTS.B, 4.551%, 8/04/27 ... 10,393 10,135
a
10413046.SQ.FTS.B, 4.552%, 8/04/27 ... 6,247 6,060
a
10416108.SQ.FTS.B, 4.552%, 8/04/27 ... 8,458 8,188
a
10416338.SQ.FTS.B, 4.562%, 8/04/27 ... 833 808
a
10412935.SQ.FTS.B, 4.987%, 8/04/27 ... 8,050 7,757
a
10413652.SQ.FTS.B, 4.987%, 8/04/27 ... 10,993 10,721
a
10417233.SQ.FTS.B, 4.989%, 8/04/27 ... 14,131 13,870
a
10413981.SQ.FTS.B, 5.302%, 8/04/27 ... 15,508 14,933
a
10414760.SQ.FTS.B, 5.302%, 8/04/27 ... 12,015 11,844
a
10416063.SQ.FTS.B, 5.304%, 8/04/27 ... 2,602 2,439
a
10413817.SQ.FTS.B, 5.318%, 8/04/27 ... 228 214
a
10415556.SQ.FTS.B, 5.334%, 8/04/27 ... 5,517 4,562
Description
Principal
Amount Value
Block, Inc. (continued)
a
10417007.SQ.FTS.B, 5.808%, 8/04/27 ... $ 5,573 $ 5,163
a
10413832.SQ.FTS.B, 6.183%, 8/04/27 ... 3,183 3,108
a
10413575.SQ.FTS.B, 6.494%, 8/04/27 ... 945 933
a
10415769.SQ.FTS.B, 6.494%, 8/04/27 ... 15,312 14,897
a
10417049.SQ.FTS.B, 6.496%, 8/04/27 ... 10,266 9,260
a
10416254.SQ.FTS.B, 6.497%, 8/04/27 ... 7,298 6,971
a
10425678.SQ.FTS.B, 4.545%, 8/05/27 ... 3,230 3,131
a
10422888.SQ.FTS.B, 4.546%, 8/05/27 ... 1,770 1,717
a
10425996.SQ.FTS.B, 4.547%, 8/05/27 ... 2,486 2,219
a
10424445.SQ.FTS.B, 4.548%, 8/05/27 ... 8,047 7,834
a
10424840.SQ.FTS.B, 4.548%, 8/05/27 ... 3,573 3,172
a
10421272.SQ.FTS.B, 4.549%, 8/05/27 ... 3,131 3,076
a
10421717.SQ.FTS.B, 4.549%, 8/05/27 ... 14,011 13,733
a
10423645.SQ.FTS.B, 4.549%, 8/05/27 ... 5,239 5,126
a
10423699.SQ.FTS.B, 4.549%, 8/05/27 ... 3,823 3,723
a
10423829.SQ.FTS.B, 4.549%, 8/05/27 ... 11,802 10,565
a
10425783.SQ.FTS.B, 4.549%, 8/05/27 ... 13,534 12,865
a
10426328.SQ.FTS.B, 4.55%, 8/05/27 .... 18,422 17,770
a
10423166.SQ.FTS.B, 4.551%, 8/05/27 ... 13,387 13,039
a
10424543.SQ.FTS.B, 4.551%, 8/05/27 ... 16,122 14,232
a
10422924.SQ.FTS.B, 4.552%, 8/05/27 ... 7,315 7,090
a
10426055.SQ.FTS.B, 4.553%, 8/05/27 ... 5,431 5,236
a
10426030.SQ.FTS.B, 4.557%, 8/05/27 ... 2,075 2,001
a
10421451.SQ.FTS.B, 4.558%, 8/05/27 ... 2,494 2,402
a
10424526.SQ.FTS.B, 4.986%, 8/05/27 ... 2,068 1,978
a
10425538.SQ.FTS.B, 4.987%, 8/05/27 ... 5,043 4,782
a
10424877.SQ.FTS.B, 4.988%, 8/05/27 ... 41,637 40,224
a
10421318.SQ.FTS.B, 4.99%, 8/05/27 .... 10,340 10,094
a
10424078.SQ.FTS.B, 5.301%, 8/05/27 ... 1,616 1,605
a
10421481.SQ.FTS.B, 5.303%, 8/05/27 ... 11,210 11,059
a
10423957.SQ.FTS.B, 5.551%, 8/05/27 ... 6,251 5,975
a
10423611.SQ.FTS.B, 5.556%, 8/05/27 ... 3,244 3,105
a
10425621.SQ.FTS.B, 5.798%, 8/05/27 ... 2,939 2,713
a
10424226.SQ.FTS.B, 5.801%, 8/05/27 ... 4,637 3,812
a
10423767.SQ.FTS.B, 6.183%, 8/05/27 ... 5,233 4,548
a
10423117.SQ.FTS.B, 6.184%, 8/05/27 ... 3,384 2,294
a
10426162.SQ.FTS.B, 6.341%, 8/05/27 ... 2,515 2,431
a
10425498.SQ.FTS.B, 6.493%, 8/05/27 ... 1,069 1,043
a
10423546.SQ.FTS.B, 6.497%, 8/05/27 ... 8,135 880
a
10426245.SQ.FTS.B, 6.501%, 8/05/27 ... 2,448 2,275
a
10425600.SQ.FTS.B, 6.502%, 8/05/27 ... 2,158 1,725
a
10430205.SQ.FTS.B, 4.541%, 8/06/27 ... 2,568 2,278
a
10431201.SQ.FTS.B, 4.548%, 8/06/27 ... 7,399 7,232
a
10427069.SQ.FTS.B, 4.549%, 8/06/27 ... 18,320 17,745
a
10427906.SQ.FTS.B, 4.549%, 8/06/27 ... 1,826 1,588
a
10428003.SQ.FTS.B, 4.549%, 8/06/27 ... 10,716 10,274

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10429167.SQ.FTS.B, 4.549%, 8/06/27 ... $ 3,973 $ 3,808
a
10430063.SQ.FTS.B, 4.549%, 8/06/27 ... 8,001 7,676
a
10430269.SQ.FTS.B, 4.549%, 8/06/27 ... 22,318 21,801
a
10431150.SQ.FTS.B, 4.549%, 8/06/27 ... 2,225 2,148
a
10431411.SQ.FTS.B, 4.549%, 8/06/27 ... 15,708 15,309
a
10431698.SQ.FTS.B, 4.549%, 8/06/27 ... 4,882 4,645
a
10428510.SQ.FTS.B, 4.55%, 8/06/27 .... 38,194 37,031
a
10429246.SQ.FTS.B, 4.988%, 8/06/27 ... 39,673 38,606
a
10429977.SQ.FTS.B, 4.988%, 8/06/27 ... 3,280 2,640
a
10430801.SQ.FTS.B, 4.988%, 8/06/27 ... 16,216 15,655
a
10426916.SQ.FTS.B, 4.993%, 8/06/27 ... 3,781 3,675
a
10431101.SQ.FTS.B, 5.297%, 8/06/27 ... 838 806
a
10431752.SQ.FTS.B, 5.302%, 8/06/27 ... 15,935 14,529
a
10427801.SQ.FTS.B, 5.337%, 8/06/27 ... 1,309 1,167
a
10426525.SQ.FTS.B, 5.551%, 8/06/27 ... 7,698 7,354
a
10429772.SQ.FTS.B, 5.554%, 8/06/27 ... 8,626 8,496
a
10428363.SQ.FTS.B, 5.804%, 8/06/27 ... 7,226 7,070
a
10428335.SQ.FTS.B, 5.812%, 8/06/27 ... 2,418 2,241
a
10430037.SQ.FTS.B, 6.164%, 8/06/27 ... 1,054 1,001
a
10430055.SQ.FTS.B, 6.475%, 8/06/27 ... 445 436
a
10430024.SQ.FTS.B, 6.494%, 8/06/27 ... 372 363
a
10432265.SQ.FTS.B, 4.548%, 8/07/27 ... 2,050 1,986
a
10431907.SQ.FTS.B, 4.549%, 8/07/27 ... 10,766 10,436
a
10432470.SQ.FTS.B, 4.549%, 8/07/27 ... 6,694 5,954
a
10432615.SQ.FTS.B, 4.551%, 8/07/27 ... 13,064 12,715
a
10432301.SQ.FTS.B, 4.552%, 8/07/27 ... 3,154 3,082
a
10432083.SQ.FTS.B, 4.992%, 8/07/27 ... 3,186 3,132
a
10432563.SQ.FTS.B, 5.569%, 8/07/27 ... 1,181 1,103
a
10432800.SQ.FTS.B, 5.807%, 8/07/27 ... 6,949 6,427
a
10432591.SQ.FTS.B, 6.169%, 8/07/27 ... 2,451 294
a
10432224.SQ.FTS.B, 6.175%, 8/07/27 ... 1,612 1,573
a
10432413.SQ.FTS.B, 6.333%, 8/07/27 ... 1,476 1,446
a
10433653.SQ.FTS.B, 4.547%, 8/08/27 ... 8,513 7,538
a
10433282.SQ.FTS.B, 4.548%, 8/08/27 ... 2,356 2,237
a
10433426.SQ.FTS.B, 4.549%, 8/08/27 ... 12,604 12,284
a
10433310.SQ.FTS.B, 4.551%, 8/08/27 ... 9,737 9,385
a
10433027.SQ.FTS.B, 5.303%, 8/08/27 ... 11,941 11,493
a
10433768.SQ.FTS.B, 5.329%, 8/08/27 ... 2,405 2,014
a
10432937.SQ.FTS.B, 5.55%, 8/08/27 .... 5,814 5,551
a
10433755.SQ.FTS.B, 6.185%, 8/08/27 ... 735 716
a
10432881.SQ.FTS.B, 6.338%, 8/08/27 ... 3,304 3,190
a
10437712.SQ.FTS.B, 4.546%, 8/09/27 ... 3,722 3,529
a
10439148.SQ.FTS.B, 4.547%, 8/09/27 ... 3,745 3,682
a
10437170.SQ.FTS.B, 4.548%, 8/09/27 ... 8,329 7,973
a
10435293.SQ.FTS.B, 4.549%, 8/09/27 ... 13,029 12,680
a
10435914.SQ.FTS.B, 4.549%, 8/09/27 ... 2,333 2,238
Description
Principal
Amount Value
Block, Inc. (continued)
a
10436692.SQ.FTS.B, 4.549%, 8/09/27 ... $ 6,499 $ 6,376
a
10439278.SQ.FTS.B, 4.549%, 8/09/27 ... 3,604 3,486
a
10437251.SQ.FTS.B, 4.55%, 8/09/27 .... 27,337 23,034
a
10438967.SQ.FTS.B, 4.988%, 8/09/27 ... 8,809 7,261
a
10439363.SQ.FTS.B, 4.989%, 8/09/27 ... 7,192 7,072
a
10437845.SQ.FTS.B, 4.992%, 8/09/27 ... 1,608 1,579
a
10437911.SQ.FTS.B, 4.996%, 8/09/27 ... 1,645 1,588
a
10438127.SQ.FTS.B, 5.302%, 8/09/27 ... 28,420 27,333
a
10436585.SQ.FTS.B, 5.303%, 8/09/27 ... 2,312 2,285
a
10437118.SQ.FTS.B, 5.308%, 8/09/27 ... 2,225 1,864
a
10436003.SQ.FTS.B, 5.555%, 8/09/27 ... 10,054 9,789
a
10436455.SQ.FTS.B, 5.809%, 8/09/27 ... 5,012 3,573
a
10434796.SQ.FTS.B, 5.81%, 8/09/27 .... 1,961 1,930
a,b
10436914.SQ.FTS.B, 6.118%, 8/09/27 ... 7,852 2,175
a
10434882.SQ.FTS.B, 6.181%, 8/09/27 ... 5,691 4,922
a
10439770.SQ.FTS.B, 6.181%, 8/09/27 ... 17,872 17,000
a
10435165.SQ.FTS.B, 6.485%, 8/09/27 ... 1,248 1,203
a
10438908.SQ.FTS.B, 6.494%, 8/09/27 ... 469 450
a
10437760.SQ.FTS.B, 6.499%, 8/09/27 ... 1,751 1,711
a
10439893.SQ.FTS.B, 4.544%, 8/10/27 ... 2,820 2,734
a
10443492.SQ.FTS.B, 4.549%, 8/10/27 ... 23,603 22,972
a
10445028.SQ.FTS.B, 4.549%, 8/10/27 ... 2,924 2,805
a
10445090.SQ.FTS.B, 4.549%, 8/10/27 ... 9,811 9,546
a
10445403.SQ.FTS.B, 4.549%, 8/10/27 ... 29,670 28,860
a
10441585.SQ.FTS.B, 4.551%, 8/10/27 ... 7,052 6,806
a
10441992.SQ.FTS.B, 4.551%, 8/10/27 ... 8,828 8,582
a
10441925.SQ.FTS.B, 4.988%, 8/10/27 ... 1,643 1,585
a
10442239.SQ.FTS.B, 4.989%, 8/10/27 ... 6,021 5,801
a
10443867.SQ.FTS.B, 5.298%, 8/10/27 ... 3,722 3,397
a
10441755.SQ.FTS.B, 5.302%, 8/10/27 ... 5,628 5,373
a
10440503.SQ.FTS.B, 5.303%, 8/10/27 ... 28,580 21,964
a
10440104.SQ.FTS.B, 5.334%, 8/10/27 ... 1,333 1,272
a
10445379.SQ.FTS.B, 5.553%, 8/10/27 ... 3,079 2,795
a
10442425.SQ.FTS.B, 5.554%, 8/10/27 ... 15,645 15,290
a
10441423.SQ.FTS.B, 5.795%, 8/10/27 ... 1,804 1,747
a
10443898.SQ.FTS.B, 5.804%, 8/10/27 ... 36,597 35,948
a
10440383.SQ.FTS.B, 6.174%, 8/10/27 ... 1,623 1,593
a
10441490.SQ.FTS.B, 6.176%, 8/10/27 ... 2,293 2,219
a
10445702.SQ.FTS.B, 4.549%, 8/11/27 ... 5,478 5,324
a
10446396.SQ.FTS.B, 4.549%, 8/11/27 ... 11,839 11,460
a
10449516.SQ.FTS.B, 4.549%, 8/11/27 ... 6,967 6,623
a
10450633.SQ.FTS.B, 4.549%, 8/11/27 ... 38,778 38,002
a
10448833.SQ.FTS.B, 4.552%, 8/11/27 ... 3,069 3,005
a
10447405.SQ.FTS.B, 4.554%, 8/11/27 ... 4,121 4,019
a
10446232.SQ.FTS.B, 4.952%, 8/11/27 ... 503 479
a
10449156.SQ.FTS.B, 4.987%, 8/11/27 ... 13,060 12,858

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10447873.SQ.FTS.B, 4.988%, 8/11/27 ... $ 16,199 $ 12,288
a
10449732.SQ.FTS.B, 4.988%, 8/11/27 ... 25,161 24,525
a
10450100.SQ.FTS.B, 4.989%, 8/11/27 ... 17,437 17,138
a
10447647.SQ.FTS.B, 5.301%, 8/11/27 ... 8,970 8,863
a
10448796.SQ.FTS.B, 5.311%, 8/11/27 ... 2,847 2,600
a
10449653.SQ.FTS.B, 5.533%, 8/11/27 ... 1,323 1,008
a
10449148.SQ.FTS.B, 5.535%, 8/11/27 ... 1,137 1,026
a
10449672.SQ.FTS.B, 5.798%, 8/11/27 ... 2,548 1,832
a
10448088.SQ.FTS.B, 5.804%, 8/11/27 ... 17,786 16,983
a
10448898.SQ.FTS.B, 5.804%, 8/11/27 ... 13,660 12,662
a
10448878.SQ.FTS.B, 5.81%, 8/11/27 .... 1,356 1,326
a
10446345.SQ.FTS.B, 6.332%, 8/11/27 ... 1,018 970
a
10447013.SQ.FTS.B, 6.337%, 8/11/27 ... 6,528 4,822
a
10463634.SQ.FTS.B, 4.538%, 8/12/27 ... 1,997 1,915
a
10463352.SQ.FTS.B, 4.543%, 8/12/27 ... 2,385 2,303
a
10461734.SQ.FTS.B, 4.546%, 8/12/27 ... 4,246 4,097
a
10463539.SQ.FTS.B, 4.547%, 8/12/27 ... 4,252 4,142
a
10458852.SQ.FTS.B, 4.549%, 8/12/27 ... 3,946 3,746
a
10459315.SQ.FTS.B, 4.549%, 8/12/27 ... 3,370 3,283
a
10459649.SQ.FTS.B, 4.549%, 8/12/27 ... 13,071 12,727
a
10460109.SQ.FTS.B, 4.549%, 8/12/27 ... 2,368 2,355
a
10460291.SQ.FTS.B, 4.549%, 8/12/27 ... 19,664 18,872
a
10461862.SQ.FTS.B, 4.549%, 8/12/27 ... 6,814 6,484
a
10462947.SQ.FTS.B, 4.549%, 8/12/27 ... 9,113 8,725
a
10460724.SQ.FTS.B, 4.55%, 8/12/27 .... 40,952 39,515
a
10463654.SQ.FTS.B, 4.55%, 8/12/27 .... 3,674 3,497
a
10458078.SQ.FTS.B, 4.551%, 8/12/27 ... 14,375 13,866
a
10463195.SQ.FTS.B, 4.564%, 8/12/27 ... 1,375 1,327
a
10458015.SQ.FTS.B, 4.988%, 8/12/27 ... 2,665 2,519
a
10462268.SQ.FTS.B, 4.988%, 8/12/27 ... 5,995 5,892
a
10463711.SQ.FTS.B, 4.988%, 8/12/27 ... 2,814 2,750
a
10462189.SQ.FTS.B, 4.99%, 8/12/27 .... 6,974 6,845
a
10461912.SQ.FTS.B, 5.301%, 8/12/27 ... 17,629 16,847
a
10459565.SQ.FTS.B, 5.554%, 8/12/27 ... 3,177 3,005
a
10463400.SQ.FTS.B, 5.559%, 8/12/27 ... 2,045 1,915
a
10458790.SQ.FTS.B, 5.561%, 8/12/27 ... 1,541 1,498
a
10463764.SQ.FTS.B, 5.802%, 8/12/27 ... 4,384 4,199
a
10458387.SQ.FTS.B, 5.805%, 8/12/27 ... 12,525 11,994
a
10463506.SQ.FTS.B, 6.17%, 8/12/27 .... 1,790 1,640
a
10461432.SQ.FTS.B, 6.185%, 8/12/27 ... 2,418 2,358
a
10459161.SQ.FTS.B, 6.329%, 8/12/27 ... 576 531
a
10462257.SQ.FTS.B, 6.469%, 8/12/27 ... 835 502
a
10461785.SQ.FTS.B, 6.493%, 8/12/27 ... 3,937 2,253
a
10462316.SQ.FTS.B, 6.495%, 8/12/27 ... 1,527 1,504
a
10461621.SQ.FTS.B, 6.496%, 8/12/27 ... 3,706 3,545
a
10463136.SQ.FTS.B, 6.496%, 8/12/27 ... 2,361 2,071
Description
Principal
Amount Value
Block, Inc. (continued)
a
10463292.SQ.FTS.B, 6.5%, 8/12/27 ..... $ 942 $ 922
a
10464786.SQ.FTS.B, 4.547%, 8/13/27 ... 7,742 6,950
a
10465054.SQ.FTS.B, 4.549%, 8/13/27 ... 10,266 9,995
a
10467582.SQ.FTS.B, 4.549%, 8/13/27 ... 57,437 55,721
a
10467273.SQ.FTS.B, 4.55%, 8/13/27 .... 23,885 23,255
a
10468422.SQ.FTS.B, 4.551%, 8/13/27 ... 4,353 4,248
a
10468574.SQ.FTS.B, 4.553%, 8/13/27 ... 4,153 3,941
a
10468335.SQ.FTS.B, 4.555%, 8/13/27 ... 3,590 3,473
a
10468384.SQ.FTS.B, 4.557%, 8/13/27 ... 3,372 3,021
a
10466125.SQ.FTS.B, 4.988%, 8/13/27 ... 73,966 68,649
a
10468859.SQ.FTS.B, 4.988%, 8/13/27 ... 34,400 26,986
a
10468715.SQ.FTS.B, 5.326%, 8/13/27 ... 1,626 1,454
a
10466039.SQ.FTS.B, 5.56%, 8/13/27 .... 1,131 1,118
a
10468732.SQ.FTS.B, 5.561%, 8/13/27 ... 2,009 1,955
a
10465573.SQ.FTS.B, 5.807%, 8/13/27 ... 8,822 8,166
a
10468652.SQ.FTS.B, 5.811%, 8/13/27 ... 2,788 2,670
a
10468693.SQ.FTS.B, 6.172%, 8/13/27 ... 1,135 1,107
a
10468508.SQ.FTS.B, 6.479%, 8/13/27 ... 825 725
a
10468526.SQ.FTS.B, 6.49%, 8/13/27 .... 1,551 1,497
a
10469904.SQ.FTS.B, 4.548%, 8/14/27 ... 3,621 3,532
a
10470476.SQ.FTS.B, 4.549%, 8/14/27 ... 4,801 4,654
a
10469666.SQ.FTS.B, 5.337%, 8/14/27 ... 2,352 1,569
a
10470369.SQ.FTS.B, 5.34%, 8/14/27 .... 1,337 1,278
a
10469975.SQ.FTS.B, 6.18%, 8/14/27 .... 13,280 13,064
a
10469762.SQ.FTS.B, 6.342%, 8/14/27 ... 764 647
a
10469877.SQ.FTS.B, 6.483%, 8/14/27 ... 1,152 1,103
a
10469710.SQ.FTS.B, 6.499%, 8/14/27 ... 1,148 1,135
a
10469960.SQ.FTS.B, 6.51%, 8/14/27 .... 977 935
a
10471414.SQ.FTS.B, 4.547%, 8/15/27 ... 2,499 2,443
a
10470908.SQ.FTS.B, 4.548%, 8/15/27 ... 8,558 8,247
a
10471127.SQ.FTS.B, 4.55%, 8/15/27 .... 24,164 21,391
a
10471033.SQ.FTS.B, 4.552%, 8/15/27 ... 4,228 4,110
a
10470847.SQ.FTS.B, 4.554%, 8/15/27 ... 4,342 4,200
a
10471454.SQ.FTS.B, 4.986%, 8/15/27 ... 4,380 4,228
a
10471401.SQ.FTS.B, 5.344%, 8/15/27 ... 798 67
a
10471393.SQ.FTS.B, 6.327%, 8/15/27 ... 321 302
a
10471901.SQ.FTS.B, 4.549%, 8/16/27 ... 16,424 16,094
a
10472091.SQ.FTS.B, 4.549%, 8/16/27 ... 6,077 5,908
a
10472318.SQ.FTS.B, 4.55%, 8/16/27 .... 32,656 31,595
a
10471877.SQ.FTS.B, 4.557%, 8/16/27 ... 2,488 2,428
a
10472195.SQ.FTS.B, 4.987%, 8/16/27 ... 12,449 11,573
a
10473134.SQ.FTS.B, 4.988%, 8/16/27 ... 13,121 12,791
a
10472803.SQ.FTS.B, 4.99%, 8/16/27 .... 7,004 6,689
a
10473080.SQ.FTS.B, 4.991%, 8/16/27 ... 1,450 1,437
a
10472144.SQ.FTS.B, 5.554%, 8/16/27 ... 5,909 5,715
a
10472794.SQ.FTS.B, 5.807%, 8/16/27 ... 973 900

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10472740.SQ.FTS.B, 6.177%, 8/16/27 ... $ 1,624 $ 1,560
a
10472881.SQ.FTS.B, 6.199%, 8/16/27 ... 863 809
a
10471833.SQ.FTS.B, 6.338%, 8/16/27 ... 583 561
a,b
10471727.SQ.FTS.B, 6.493%, 8/16/27 ... 13,545 6,307
a
10472762.SQ.FTS.B, 6.496%, 8/16/27 ... 888 857
a
10472780.SQ.FTS.B, 6.504%, 8/16/27 ... 704 689
a
10477971.SQ.FTS.B, 4.548%, 8/17/27 ... 8,722 8,470
a
10477668.SQ.FTS.B, 4.549%, 8/17/27 ... 5,441 5,361
a
10478908.SQ.FTS.B, 4.549%, 8/17/27 ... 29,123 28,529
a
10479574.SQ.FTS.B, 4.549%, 8/17/27 ... 2,401 2,351
a
10477200.SQ.FTS.B, 4.551%, 8/17/27 ... 9,567 9,312
a
10477821.SQ.FTS.B, 4.551%, 8/17/27 ... 6,413 6,231
a
10475597.SQ.FTS.B, 4.993%, 8/17/27 ... 5,080 4,887
a
10477484.SQ.FTS.B, 5.301%, 8/17/27 ... 3,587 3,508
a
10478647.SQ.FTS.B, 5.301%, 8/17/27 ... 11,495 11,197
a
10478614.SQ.FTS.B, 5.537%, 8/17/27 ... 1,373 1,309
a
10475656.SQ.FTS.B, 5.553%, 8/17/27 ... 1,950 1,910
a
10479767.SQ.FTS.B, 5.557%, 8/17/27 ... 4,075 3,711
a
10480179.SQ.FTS.B, 5.801%, 8/17/27 ... 3,642 3,530
a
10478102.SQ.FTS.B, 5.806%, 8/17/27 ... 4,654 4,540
a
10478582.SQ.FTS.B, 6.177%, 8/17/27 ... 2,031 1,389
a
10478390.SQ.FTS.B, 6.18%, 8/17/27 .... 6,466 6,272
a
10478302.SQ.FTS.B, 6.181%, 8/17/27 ... 3,239 3,186
a
10476850.SQ.FTS.B, 6.184%, 8/17/27 ... 4,798 4,647
a
10479539.SQ.FTS.B, 6.187%, 8/17/27 ... 1,437 1,260
a
10478501.SQ.FTS.B, 6.497%, 8/17/27 ... 4,350 4,234
a
10480672.SQ.FTS.B, 4.54%, 8/18/27 .... 2,031 1,963
a
10480376.SQ.FTS.B, 4.549%, 8/18/27 ... 12,962 12,608
a
10481787.SQ.FTS.B, 4.549%, 8/18/27 ... 10,468 10,136
a
10483169.SQ.FTS.B, 4.549%, 8/18/27 ... 3,590 3,469
a
10481075.SQ.FTS.B, 4.55%, 8/18/27 .... 4,783 4,537
a
10481221.SQ.FTS.B, 4.553%, 8/18/27 ... 3,730 3,673
a
10484857.SQ.FTS.B, 4.558%, 8/18/27 ... 2,377 2,310
a
10481380.SQ.FTS.B, 4.987%, 8/18/27 ... 3,366 3,270
a
10483585.SQ.FTS.B, 4.987%, 8/18/27 ... 14,699 14,462
a
10480738.SQ.FTS.B, 4.988%, 8/18/27 ... 4,982 4,899
a
10482503.SQ.FTS.B, 4.988%, 8/18/27 ... 20,860 19,884
a,b
10483981.SQ.FTS.B, 4.988%, 8/18/27 ... 37,448 24,616
a
10484742.SQ.FTS.B, 4.989%, 8/18/27 ... 8,734 8,555
a
10483009.SQ.FTS.B, 5.301%, 8/18/27 ... 4,981 4,792
a
10482269.SQ.FTS.B, 5.302%, 8/18/27 ... 8,857 8,542
a
10484632.SQ.FTS.B, 5.302%, 8/18/27 ... 13,145 12,667
a
10484458.SQ.FTS.B, 5.304%, 8/18/27 ... 4,918 4,817
a
10484581.SQ.FTS.B, 5.305%, 8/18/27 ... 7,045 6,857
a
10484537.SQ.FTS.B, 5.306%, 8/18/27 ... 4,420 4,332
a
10484822.SQ.FTS.B, 5.547%, 8/18/27 ... 2,302 2,237
Description
Principal
Amount Value
Block, Inc. (continued)
a
10482827.SQ.FTS.B, 5.554%, 8/18/27 ... $ 8,987 $ 8,746
a
10482426.SQ.FTS.B, 5.556%, 8/18/27 ... 3,431 3,334
a
10480597.SQ.FTS.B, 5.8%, 8/18/27 ..... 3,470 3,326
a
10481611.SQ.FTS.B, 5.802%, 8/18/27 ... 4,756 4,556
a
10480920.SQ.FTS.B, 5.808%, 8/18/27 ... 4,844 4,624
a
10483339.SQ.FTS.B, 6.179%, 8/18/27 ... 8,657 7,929
a
10483517.SQ.FTS.B, 6.331%, 8/18/27 ... 562 546
a
10480717.SQ.FTS.B, 6.484%, 8/18/27 ... 943 850
a
10484846.SQ.FTS.B, 6.492%, 8/18/27 ... 2,537 572
a
10483843.SQ.FTS.B, 6.493%, 8/18/27 ... 6,581 6,213
a
10484951.SQ.FTS.B, 6.494%, 8/18/27 ... 8,492 6,951
a
10483254.SQ.FTS.B, 6.498%, 8/18/27 ... 5,568 5,042
a
10484839.SQ.FTS.B, 6.519%, 8/18/27 ... 1,051 833
a
10488856.SQ.FTS.B, 4.549%, 8/19/27 ... 13,249 12,894
a
10490012.SQ.FTS.B, 4.549%, 8/19/27 ... 39,693 38,308
a
10490643.SQ.FTS.B, 4.55%, 8/19/27 .... 8,534 8,308
a
10488681.SQ.FTS.B, 4.551%, 8/19/27 ... 4,392 4,324
a
10490855.SQ.FTS.B, 4.551%, 8/19/27 ... 8,413 8,234
a
10491133.SQ.FTS.B, 4.551%, 8/19/27 ... 15,842 15,072
a
10489742.SQ.FTS.B, 4.553%, 8/19/27 ... 5,535 5,352
a
10491359.SQ.FTS.B, 4.988%, 8/19/27 ... 41,536 33,649
a
10492355.SQ.FTS.B, 4.989%, 8/19/27 ... 8,008 7,637
a
10489267.SQ.FTS.B, 4.99%, 8/19/27 .... 11,342 10,925
a
10488740.SQ.FTS.B, 4.992%, 8/19/27 ... 3,485 3,417
a
10492459.SQ.FTS.B, 5.303%, 8/19/27 ... 16,171 15,748
a
10488556.SQ.FTS.B, 5.806%, 8/19/27 ... 5,254 5,093
a
10492288.SQ.FTS.B, 6.18%, 8/19/27 .... 2,511 2,191
a
10491041.SQ.FTS.B, 6.491%, 8/19/27 ... 3,573 3,376
a
10488304.SQ.FTS.B, 6.494%, 8/19/27 ... 5,657 5,467
a
10492196.SQ.FTS.B, 6.494%, 8/19/27 ... 8,803 8,325
a
10489909.SQ.FTS.B, 6.495%, 8/19/27 ... 4,582 4,429
a
10492319.SQ.FTS.B, 6.498%, 8/19/27 ... 1,549 1,507
a
10493671.SQ.FTS.B, 4.549%, 8/20/27 ... 12,391 11,762
a
10496405.SQ.FTS.B, 4.549%, 8/20/27 ... 18,291 17,932
a
10496890.SQ.FTS.B, 4.549%, 8/20/27 ... 61,579 60,088
a
10498041.SQ.FTS.B, 4.549%, 8/20/27 ... 424 411
a
10495641.SQ.FTS.B, 4.55%, 8/20/27 .... 14,228 13,940
a
10498505.SQ.FTS.B, 4.551%, 8/20/27 ... 5,763 5,543
a
10494501.SQ.FTS.B, 4.987%, 8/20/27 ... 9,872 9,732
a
10495355.SQ.FTS.B, 4.988%, 8/20/27 ... 1,295 1,257
a
10496350.SQ.FTS.B, 4.993%, 8/20/27 ... 1,415 1,382
a
10496391.SQ.FTS.B, 5.553%, 8/20/27 ... 2,952 2,772
a
10498424.SQ.FTS.B, 5.553%, 8/20/27 ... 10,619 9,655
a
10498585.SQ.FTS.B, 5.553%, 8/20/27 ... 32,852 31,384
a
10496366.SQ.FTS.B, 5.555%, 8/20/27 ... 8,498 8,114
a
10495161.SQ.FTS.B, 5.8%, 8/20/27 ..... 5,207 3,505

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10496144.SQ.FTS.B, 6.115%, 8/20/27 ... $ 1,352 $ 1,313
a
10498501.SQ.FTS.B, 6.125%, 8/20/27 ... 1,640 791
a
10493889.SQ.FTS.B, 6.18%, 8/20/27 .... 11,394 11,039
a
10498395.SQ.FTS.B, 6.18%, 8/20/27 .... 2,508 2,432
a
10496203.SQ.FTS.B, 6.182%, 8/20/27 ... 5,504 5,359
a
10497911.SQ.FTS.B, 6.184%, 8/20/27 ... 2,949 2,855
a
10496603.SQ.FTS.B, 6.494%, 8/20/27 ... 3,834 679
a
10500094.SQ.FTS.B, 4.549%, 8/21/27 ... 15,303 15,086
a
10500355.SQ.FTS.B, 4.55%, 8/21/27 .... 29,558 28,477
a
10499953.SQ.FTS.B, 4.551%, 8/21/27 ... 7,767 7,424
a
10500298.SQ.FTS.B, 4.554%, 8/21/27 ... 5,346 5,082
a
10500016.SQ.FTS.B, 4.987%, 8/21/27 ... 7,942 7,660
a
10500255.SQ.FTS.B, 4.99%, 8/21/27 .... 3,084 3,025
a
10500086.SQ.FTS.B, 5.534%, 8/21/27 ... 956 914
a
10499775.SQ.FTS.B, 5.554%, 8/21/27 ... 18,530 18,026
a
10499761.SQ.FTS.B, 6.499%, 8/21/27 ... 1,222 1,181
a
10500950.SQ.FTS.B, 4.549%, 8/22/27 ... 2,184 2,111
a
10501316.SQ.FTS.B, 4.549%, 8/22/27 ... 22,435 21,204
a
10501584.SQ.FTS.B, 4.549%, 8/22/27 ... 2,100 2,038
a
10500722.SQ.FTS.B, 4.551%, 8/22/27 ... 17,936 13,528
a
10500659.SQ.FTS.B, 4.557%, 8/22/27 ... 1,970 1,748
a
10501561.SQ.FTS.B, 4.557%, 8/22/27 ... 2,051 2,017
a
10501213.SQ.FTS.B, 4.559%, 8/22/27 ... 2,663 2,528
a
10501713.SQ.FTS.B, 4.988%, 8/22/27 ... 8,512 8,117
a
10501517.SQ.FTS.B, 4.99%, 8/22/27 .... 3,146 3,085
a
10501273.SQ.FTS.B, 5.301%, 8/22/27 ... 3,471 3,380
a
10501699.SQ.FTS.B, 5.304%, 8/22/27 ... 1,646 1,314
a
10501236.SQ.FTS.B, 5.338%, 8/22/27 ... 3,166 2,143
a
10500708.SQ.FTS.B, 5.564%, 8/22/27 ... 1,627 1,240
a
10500994.SQ.FTS.B, 5.804%, 8/22/27 ... 21,518 20,614
a
10501638.SQ.FTS.B, 6.176%, 8/22/27 ... 864 837
a
10500973.SQ.FTS.B, 6.185%, 8/22/27 ... 2,326 2,176
a
10500935.SQ.FTS.B, 6.472%, 8/22/27 ... 493 483
a
10501257.SQ.FTS.B, 6.484%, 8/22/27 ... 2,029 1,722
a
10501623.SQ.FTS.B, 6.503%, 8/22/27 ... 1,660 1,615
a
10504293.SQ.FTS.B, 4.546%, 8/23/27 ... 3,969 3,876
a
10504205.SQ.FTS.B, 4.547%, 8/23/27 ... 6,149 5,975
a
10503961.SQ.FTS.B, 4.549%, 8/23/27 ... 14,790 14,158
a
10506063.SQ.FTS.B, 4.549%, 8/23/27 ... 35,476 34,329
a
10502065.SQ.FTS.B, 4.551%, 8/23/27 ... 5,783 5,574
a
10502479.SQ.FTS.B, 4.551%, 8/23/27 ... 10,602 10,352
a
10502204.SQ.FTS.B, 4.553%, 8/23/27 ... 2,994 2,941
a
10503639.SQ.FTS.B, 4.986%, 8/23/27 ... 2,807 2,750
a
10503722.SQ.FTS.B, 4.987%, 8/23/27 ... 8,432 8,173
a
10503179.SQ.FTS.B, 4.988%, 8/23/27 ... 22,480 21,938
a
10503577.SQ.FTS.B, 4.988%, 8/23/27 ... 1,604 1,493
Description
Principal
Amount Value
Block, Inc. (continued)
a
10503601.SQ.FTS.B, 4.988%, 8/23/27 ... $ 673 $ 652
a
10506011.SQ.FTS.B, 4.988%, 8/23/27 ... 1,810 1,767
a
10505983.SQ.FTS.B, 4.995%, 8/23/27 ... 1,274 1,243
a
10503886.SQ.FTS.B, 5.287%, 8/23/27 ... 1,300 1,255
a
10502949.SQ.FTS.B, 5.302%, 8/23/27 ... 3,791 3,663
a
10502412.SQ.FTS.B, 5.803%, 8/23/27 ... 4,547 3,313
a
10502016.SQ.FTS.B, 5.811%, 8/23/27 ... 2,184 1,918
a
10503590.SQ.FTS.B, 5.819%, 8/23/27 ... 1,611 1,490
a
10503096.SQ.FTS.B, 6.096%, 8/23/27 ... 697 649
a
10503565.SQ.FTS.B, 6.162%, 8/23/27 ... 572 562
a
10505941.SQ.FTS.B, 6.177%, 8/23/27 ... 4,687 3,344
a
10503927.SQ.FTS.B, 6.193%, 8/23/27 ... 1,691 1,606
a
10503912.SQ.FTS.B, 6.372%, 8/23/27 ... 487 460
a
10507652.SQ.FTS.B, 4.546%, 8/24/27 ... 2,056 1,976
a
10511321.SQ.FTS.B, 4.546%, 8/24/27 ... 3,739 3,631
a
10508228.SQ.FTS.B, 4.548%, 8/24/27 ... 9,694 9,288
a
10507789.SQ.FTS.B, 4.549%, 8/24/27 ... 14,205 13,980
a
10508914.SQ.FTS.B, 4.549%, 8/24/27 ... 5,294 5,192
a
10509421.SQ.FTS.B, 4.549%, 8/24/27 ... 26,615 26,054
a
10510102.SQ.FTS.B, 4.549%, 8/24/27 ... 8,425 8,176
a
10510485.SQ.FTS.B, 4.549%, 8/24/27 ... 4,203 4,079
a
10510507.SQ.FTS.B, 4.549%, 8/24/27 ... 23,954 22,776
a
10510963.SQ.FTS.B, 4.549%, 8/24/27 ... 11,629 11,482
a
10512117.SQ.FTS.B, 4.549%, 8/24/27 ... 16,050 15,673
a
10508457.SQ.FTS.B, 4.552%, 8/24/27 ... 8,264 7,853
a
10511259.SQ.FTS.B, 4.553%, 8/24/27 ... 6,105 5,833
a
10508076.SQ.FTS.B, 4.554%, 8/24/27 ... 3,475 3,422
a
10511386.SQ.FTS.B, 4.555%, 8/24/27 ... 2,628 2,562
a
10512347.SQ.FTS.B, 4.985%, 8/24/27 ... 1,375 1,333
a
10509318.SQ.FTS.B, 4.988%, 8/24/27 ... 1,469 1,402
a
10510943.SQ.FTS.B, 4.988%, 8/24/27 ... 566 555
a
10509154.SQ.FTS.B, 4.992%, 8/24/27 ... 5,473 5,356
a
10512435.SQ.FTS.B, 4.995%, 8/24/27 ... 1,896 1,855
a
10511541.SQ.FTS.B, 5.302%, 8/24/27 ... 36,240 35,007
a
10510877.SQ.FTS.B, 5.304%, 8/24/27 ... 6,815 6,647
a
10507761.SQ.FTS.B, 5.321%, 8/24/27 ... 1,214 967
a
10510834.SQ.FTS.B, 5.338%, 8/24/27 ... 1,560 1,498
a
10509975.SQ.FTS.B, 5.345%, 8/24/27 ... 1,250 1,067
a
10507499.SQ.FTS.B, 5.553%, 8/24/27 ... 10,565 10,279
a
10512321.SQ.FTS.B, 5.553%, 8/24/27 ... 3,261 1,125
a
10512475.SQ.FTS.B, 5.804%, 8/24/27 ... 11,332 11,003
a
10510037.SQ.FTS.B, 6.175%, 8/24/27 ... 2,999 2,812
a
10507629.SQ.FTS.B, 6.18%, 8/24/27 .... 1,518 1,492
a
10512373.SQ.FTS.B, 6.491%, 8/24/27 ... 4,837 4,514
a
10511402.SQ.FTS.B, 6.5%, 8/24/27 ..... 1,932 1,883
a
10514908.SQ.FTS.B, 4.539%, 8/25/27 ... 1,030 1,004

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10513344.SQ.FTS.B, 4.547%, 8/25/27 ... $ 2,480 $ 2,416
a
10513038.SQ.FTS.B, 4.549%, 8/25/27 ... 6,187 5,913
a
10513433.SQ.FTS.B, 4.549%, 8/25/27 ... 11,007 10,635
a
10514696.SQ.FTS.B, 4.549%, 8/25/27 ... 8,710 8,422
a
10514849.SQ.FTS.B, 4.549%, 8/25/27 ... 3,691 3,565
a
10515618.SQ.FTS.B, 4.549%, 8/25/27 ... 28,233 27,144
a
10515965.SQ.FTS.B, 4.549%, 8/25/27 ... 10,962 10,595
a
10513132.SQ.FTS.B, 4.55%, 8/25/27 .... 3,029 2,912
a
10514228.SQ.FTS.B, 4.551%, 8/25/27 ... 4,717 4,575
a
10516547.SQ.FTS.B, 4.551%, 8/25/27 ... 9,178 8,926
a
10517605.SQ.FTS.B, 4.552%, 8/25/27 ... 8,844 8,481
a
10514619.SQ.FTS.B, 4.553%, 8/25/27 ... 4,839 4,705
a
10513162.SQ.FTS.B, 4.554%, 8/25/27 ... 2,467 2,425
a
10514145.SQ.FTS.B, 4.983%, 8/25/27 ... 2,704 2,516
a
10514407.SQ.FTS.B, 4.988%, 8/25/27 ... 18,875 6,617
a
10516100.SQ.FTS.B, 4.988%, 8/25/27 ... 26,930 26,110
a
10514926.SQ.FTS.B, 4.997%, 8/25/27 ... 1,678 1,633
a
10512900.SQ.FTS.B, 5.291%, 8/25/27 ... 2,323 2,137
a
10515583.SQ.FTS.B, 5.299%, 8/25/27 ... 4,022 3,868
a
10515503.SQ.FTS.B, 5.3%, 8/25/27 ..... 6,679 6,348
a
10514959.SQ.FTS.B, 5.301%, 8/25/27 ... 20,985 20,458
a
10513309.SQ.FTS.B, 5.302%, 8/25/27 ... 1,025 1,008
a
10516692.SQ.FTS.B, 5.308%, 8/25/27 ... 3,145 3,076
a
10512920.SQ.FTS.B, 5.553%, 8/25/27 ... 6,161 6,032
a
10516714.SQ.FTS.B, 5.553%, 8/25/27 ... 59,834 57,835
a
10512884.SQ.FTS.B, 5.818%, 8/25/27 ... 2,172 723
a
10513201.SQ.FTS.B, 6.118%, 8/25/27 ... 10,145 8,258
a
10512726.SQ.FTS.B, 6.181%, 8/25/27 ... 4,022 3,818
a
10516527.SQ.FTS.B, 6.187%, 8/25/27 ... 700 643
a
10515415.SQ.FTS.B, 6.33%, 8/25/27 .... 3,445 2,645
a
10514312.SQ.FTS.B, 6.334%, 8/25/27 ... 2,523 2,280
a
10517751.SQ.FTS.B, 6.496%, 8/25/27 ... 3,390 3,201
a
10516510.SQ.FTS.B, 6.512%, 8/25/27 ... 946 914
a
10523160.SQ.FTS.B, 4.546%, 8/26/27 ... 3,568 3,494
a
10523672.SQ.FTS.B, 4.547%, 8/26/27 ... 6,536 5,881
a
10524684.SQ.FTS.B, 4.547%, 8/26/27 ... 7,028 6,265
a
10526480.SQ.FTS.B, 4.549%, 8/26/27 ... 5,372 5,179
a
10526711.SQ.FTS.B, 4.549%, 8/26/27 ... 11,769 11,462
a
10523122.SQ.FTS.B, 4.551%, 8/26/27 ... 1,736 1,549
a
10524399.SQ.FTS.B, 4.551%, 8/26/27 ... 6,824 6,595
a
10524823.SQ.FTS.B, 4.551%, 8/26/27 ... 12,095 11,808
a
10526181.SQ.FTS.B, 4.551%, 8/26/27 ... 7,297 6,939
a
10525297.SQ.FTS.B, 4.555%, 8/26/27 ... 2,419 2,347
a
10523596.SQ.FTS.B, 4.986%, 8/26/27 ... 4,764 4,583
a
10525029.SQ.FTS.B, 4.988%, 8/26/27 ... 16,386 15,881
a
10525325.SQ.FTS.B, 4.988%, 8/26/27 ... 25,159 24,774
Description
Principal
Amount Value
Block, Inc. (continued)
a
10526335.SQ.FTS.B, 5.305%, 8/26/27 ... $ 5,659 $ 5,536
a
10526053.SQ.FTS.B, 5.339%, 8/26/27 ... 838 693
a
10523340.SQ.FTS.B, 5.553%, 8/26/27 ... 1,063 404
a
10524054.SQ.FTS.B, 5.559%, 8/26/27 ... 1,226 1,206
a
10524554.SQ.FTS.B, 5.803%, 8/26/27 ... 5,089 5,001
a
10521220.SQ.FTS.B, 5.804%, 8/26/27 ... 35,055 34,290
a
10523293.SQ.FTS.B, 5.821%, 8/26/27 ... 986 910
a
10526079.SQ.FTS.B, 6.178%, 8/26/27 ... 1,664 572
a
10523516.SQ.FTS.B, 6.185%, 8/26/27 ... 1,700 1,669
a
10524038.SQ.FTS.B, 6.207%, 8/26/27 ... 421 405
a
10526100.SQ.FTS.B, 6.341%, 8/26/27 ... 1,789 1,706
a
10523998.SQ.FTS.B, 6.369%, 8/26/27 ... 605 563
a
10523053.SQ.FTS.B, 6.484%, 8/26/27 ... 1,362 1,315
a
10524108.SQ.FTS.B, 6.495%, 8/26/27 ... 2,941 2,911
a
10524678.SQ.FTS.B, 6.501%, 8/26/27 ... 408 403
a
10526663.SQ.FTS.B, 6.501%, 8/26/27 ... 1,793 1,096
a
10531296.SQ.FTS.B, 4.541%, 8/27/27 ... 2,536 2,453
a
10531057.SQ.FTS.B, 4.545%, 8/27/27 ... 2,949 2,883
a
10529739.SQ.FTS.B, 4.547%, 8/27/27 ... 6,066 5,859
a
10530832.SQ.FTS.B, 4.547%, 8/27/27 ... 1,642 1,613
a
10531573.SQ.FTS.B, 4.549%, 8/27/27 ... 22,320 21,741
a
10531131.SQ.FTS.B, 4.55%, 8/27/27 .... 2,534 2,422
a
10529434.SQ.FTS.B, 4.551%, 8/27/27 ... 10,033 9,692
a
10527813.SQ.FTS.B, 4.553%, 8/27/27 ... 5,819 5,592
a
10529116.SQ.FTS.B, 4.554%, 8/27/27 ... 5,367 5,088
a
10529334.SQ.FTS.B, 4.557%, 8/27/27 ... 2,394 2,305
a
10530892.SQ.FTS.B, 4.563%, 8/27/27 ... 1,331 1,282
a
10529090.SQ.FTS.B, 4.612%, 8/27/27 ... 325 318
a
10527066.SQ.FTS.B, 4.987%, 8/27/27 ... 10,086 9,790
a
10530910.SQ.FTS.B, 4.988%, 8/27/27 ... 1,284 1,187
a
10530993.SQ.FTS.B, 5.297%, 8/27/27 ... 3,851 3,665
a
10530330.SQ.FTS.B, 5.547%, 8/27/27 ... 3,036 2,897
a
10528200.SQ.FTS.B, 5.552%, 8/27/27 ... 16,474 16,035
a
10530400.SQ.FTS.B, 5.802%, 8/27/27 ... 6,115 4,200
a
10527564.SQ.FTS.B, 5.804%, 8/27/27 ... 1,236 1,179
a
10530560.SQ.FTS.B, 5.804%, 8/27/27 ... 14,638 12,949
a
10530853.SQ.FTS.B, 6.171%, 8/27/27 ... 1,798 1,741
a
10527762.SQ.FTS.B, 6.175%, 8/27/27 ... 1,206 1,170
a
10531219.SQ.FTS.B, 6.179%, 8/27/27 ... 2,263 2,223
a
10532043.SQ.FTS.B, 6.18%, 8/27/27 .... 12,062 3,449
a
10531544.SQ.FTS.B, 6.309%, 8/27/27 ... 579 538
a
10530933.SQ.FTS.B, 6.33%, 8/27/27 .... 654 635
a
10529886.SQ.FTS.B, 6.337%, 8/27/27 ... 14,318 12,228
a
10531343.SQ.FTS.B, 6.337%, 8/27/27 ... 4,206 4,113
a
10527623.SQ.FTS.B, 6.491%, 8/27/27 ... 2,553 2,432
a
10530527.SQ.FTS.B, 6.493%, 8/27/27 ... 617 584

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10533020.SQ.FTS.B, 4.545%, 8/28/27 ... $ 3,864 $ 3,714
a
10532960.SQ.FTS.B, 4.546%, 8/28/27 ... 4,540 4,345
a
10532391.SQ.FTS.B, 4.548%, 8/28/27 ... 3,904 3,754
a
10532607.SQ.FTS.B, 4.551%, 8/28/27 ... 6,578 6,334
a
10532709.SQ.FTS.B, 4.552%, 8/28/27 ... 10,125 9,608
a
10532684.SQ.FTS.B, 4.553%, 8/28/27 ... 3,611 3,460
a
10532819.SQ.FTS.B, 5.307%, 8/28/27 ... 4,752 4,527
a
10532333.SQ.FTS.B, 5.316%, 8/28/27 ... 1,152 1,120
a
10533111.SQ.FTS.B, 5.317%, 8/28/27 ... 631 599
a
10532221.SQ.FTS.B, 5.556%, 8/28/27 ... 4,765 4,470
a
10532879.SQ.FTS.B, 5.802%, 8/28/27 ... 7,585 7,005
a
10533051.SQ.FTS.B, 5.815%, 8/28/27 ... 1,326 1,268
a
10533126.SQ.FTS.B, 6.346%, 8/28/27 ... 2,297 1,726
a
10533156.SQ.FTS.B, 6.494%, 8/28/27 ... 7,535 7,381
a
10534342.SQ.FTS.B, 4.538%, 9/01/27 ... 1,550 1,491
a
10534082.SQ.FTS.B, 4.543%, 9/01/27 ... 3,136 3,058
a
10533834.SQ.FTS.B, 4.545%, 9/01/27 ... 4,458 4,290
a
10534305.SQ.FTS.B, 4.548%, 9/01/27 ... 3,360 3,258
a
10533767.SQ.FTS.B, 4.55%, 9/01/27 .... 2,134 2,022
a
10533386.SQ.FTS.B, 4.551%, 9/01/27 ... 15,919 13,778
a
10533910.SQ.FTS.B, 4.552%, 9/01/27 ... 7,765 7,495
a
10533875.SQ.FTS.B, 4.555%, 9/01/27 ... 3,952 3,833
a
10534178.SQ.FTS.B, 4.995%, 9/01/27 ... 1,686 1,592
a
10533991.SQ.FTS.B, 5.304%, 9/01/27 ... 9,265 8,788
a
10534116.SQ.FTS.B, 5.306%, 9/01/27 ... 6,667 2,988
a
10534374.SQ.FTS.B, 6.18%, 9/01/27 .... 6,093 5,786
a
10534295.SQ.FTS.B, 6.474%, 9/01/27 ... 1,123 178
a
10533676.SQ.FTS.B, 6.493%, 9/01/27 ... 4,150 4,021
a
10536717.SQ.FTS.B, 4.547%, 9/02/27 ... 5,260 5,104
a
10537806.SQ.FTS.B, 4.549%, 9/02/27 ... 5,996 5,790
a
10538072.SQ.FTS.B, 4.549%, 9/02/27 ... 2,161 2,096
a
10538809.SQ.FTS.B, 4.549%, 9/02/27 ... 16,063 15,602
a
10540983.SQ.FTS.B, 4.549%, 9/02/27 ... 3,110 3,045
a
10539313.SQ.FTS.B, 4.55%, 9/02/27 .... 9,630 9,107
a
10537392.SQ.FTS.B, 4.551%, 9/02/27 ... 3,370 3,288
a
10537493.SQ.FTS.B, 4.551%, 9/02/27 ... 11,700 11,468
a
10541099.SQ.FTS.B, 4.551%, 9/02/27 ... 6,915 6,656
a
10538281.SQ.FTS.B, 4.552%, 9/02/27 ... 9,028 8,629
a
10539139.SQ.FTS.B, 4.552%, 9/02/27 ... 3,699 3,614
a
10534462.SQ.FTS.B, 4.98%, 9/02/27 .... 3,392 2,796
a
10537049.SQ.FTS.B, 4.991%, 9/02/27 ... 5,315 5,155
a
10537970.SQ.FTS.B, 4.991%, 9/02/27 ... 4,733 1,805
a
10537267.SQ.FTS.B, 5.299%, 9/02/27 ... 3,053 2,902
a
10539792.SQ.FTS.B, 5.303%, 9/02/27 ... 5,831 5,626
a
10538242.SQ.FTS.B, 5.335%, 9/02/27 ... 830 395
a
10539914.SQ.FTS.B, 5.553%, 9/02/27 ... 26,419 25,194
Description
Principal
Amount Value
Block, Inc. (continued)
a
10539515.SQ.FTS.B, 5.554%, 9/02/27 ... $ 9,170 $ 8,987
a
10539219.SQ.FTS.B, 5.798%, 9/02/27 ... 3,384 3,195
a
10536111.SQ.FTS.B, 5.804%, 9/02/27 ... 3,980 3,806
a
10541287.SQ.FTS.B, 5.804%, 9/02/27 ... 9,958 9,544
a
10540538.SQ.FTS.B, 5.805%, 9/02/27 ... 22,527 21,345
a
10538761.SQ.FTS.B, 6.103%, 9/02/27 ... 1,004 936
a
10539505.SQ.FTS.B, 6.186%, 9/02/27 ... 3,508 2,266
a
10536160.SQ.FTS.B, 6.495%, 9/02/27 ... 4,102 4,021
a
10534442.SQ.FTS.B, 6.507%, 9/02/27 ... 1,515 1,388
a
10538195.SQ.FTS.B, 6.507%, 9/02/27 ... 711 693
a
10542921.SQ.FTS.B, 4.544%, 9/03/27 ... 2,831 2,748
a
10542771.SQ.FTS.B, 4.545%, 9/03/27 ... 2,194 2,134
a
10541899.SQ.FTS.B, 4.549%, 9/03/27 ... 12,376 11,994
a
10544091.SQ.FTS.B, 4.549%, 9/03/27 ... 19,863 19,456
a
10544659.SQ.FTS.B, 4.549%, 9/03/27 ... 26,995 26,156
a
10545255.SQ.FTS.B, 4.55%, 9/03/27 .... 19,431 18,778
a
10546287.SQ.FTS.B, 4.55%, 9/03/27 .... 26,865 26,207
a
10541717.SQ.FTS.B, 4.552%, 9/03/27 ... 7,077 6,885
a
10543139.SQ.FTS.B, 4.554%, 9/03/27 ... 5,372 5,134
a
10542176.SQ.FTS.B, 4.562%, 9/03/27 ... 1,866 1,803
a
10542225.SQ.FTS.B, 4.988%, 9/03/27 ... 15,293 14,732
a
10541701.SQ.FTS.B, 5.002%, 9/03/27 ... 557 543
a
10545586.SQ.FTS.B, 5.301%, 9/03/27 ... 9,014 8,646
a
10546043.SQ.FTS.B, 5.301%, 9/03/27 ... 11,245 10,856
a
10543269.SQ.FTS.B, 5.302%, 9/03/27 ... 13,010 12,738
a
10545800.SQ.FTS.B, 5.302%, 9/03/27 ... 5,672 5,580
a
10542703.SQ.FTS.B, 5.305%, 9/03/27 ... 1,745 787
a
10545959.SQ.FTS.B, 5.552%, 9/03/27 ... 3,408 3,357
a
10542666.SQ.FTS.B, 5.571%, 9/03/27 ... 959 932
a
10545737.SQ.FTS.B, 5.802%, 9/03/27 ... 9,994 4,117
a
10546772.SQ.FTS.B, 6.118%, 9/03/27 ... 2,136 2,096
a
10541855.SQ.FTS.B, 6.176%, 9/03/27 ... 6,419 4,354
a
10541444.SQ.FTS.B, 6.18%, 9/03/27 .... 15,669 15,360
a
10546839.SQ.FTS.B, 6.18%, 9/03/27 .... 12,685 12,183
a
10545144.SQ.FTS.B, 6.337%, 9/03/27 ... 6,878 4,375
a
10543805.SQ.FTS.B, 6.486%, 9/03/27 ... 1,161 1,145
a
10542052.SQ.FTS.B, 6.497%, 9/03/27 ... 3,402 3,257
a
10545779.SQ.FTS.B, 6.502%, 9/03/27 ... 2,545 2,190
a
10545924.SQ.FTS.B, 6.503%, 9/03/27 ... 1,953 1,718
a
10542130.SQ.FTS.B, 6.507%, 9/03/27 ... 1,399 1,340
a
10546735.SQ.FTS.B, 6.518%, 9/03/27 ... 101 100
a
10547415.SQ.FTS.B, 4.544%, 9/04/27 ... 2,447 1,204
a
10548105.SQ.FTS.B, 4.549%, 9/04/27 ... 33,663 32,176
a
10555856.SQ.FTS.B, 4.552%, 9/04/27 ... 6,931 6,728
a
10557140.SQ.FTS.B, 4.552%, 9/04/27 ... 5,141 4,882
a
10555760.SQ.FTS.B, 4.556%, 9/04/27 ... 2,997 2,924

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10549051.SQ.FTS.B, 4.988%, 9/04/27 ... $ 7,790 $ 7,626
a
10555813.SQ.FTS.B, 4.988%, 9/04/27 ... 3,887 3,672
a
10556528.SQ.FTS.B, 4.988%, 9/04/27 ... 5,558 5,411
a
10556632.SQ.FTS.B, 4.988%, 9/04/27 ... 28,050 27,327
a
10551077.SQ.FTS.B, 4.99%, 9/04/27 .... 7,930 7,755
a
10557276.SQ.FTS.B, 4.99%, 9/04/27 .... 11,205 10,774
a
10555388.SQ.FTS.B, 5.301%, 9/04/27 ... 4,632 4,505
a
10547445.SQ.FTS.B, 5.302%, 9/04/27 ... 29,159 27,981
a
10553830.SQ.FTS.B, 5.552%, 9/04/27 ... 18,717 17,731
a
10555971.SQ.FTS.B, 5.553%, 9/04/27 ... 728 719
a
10556005.SQ.FTS.B, 5.796%, 9/04/27 ... 1,630 1,545
a
10556033.SQ.FTS.B, 6.085%, 9/04/27 ... 403 383
a
10553617.SQ.FTS.B, 6.094%, 9/04/27 ... 577 539
a
10547304.SQ.FTS.B, 6.179%, 9/04/27 ... 7,403 5,378
a
10547269.SQ.FTS.B, 6.185%, 9/04/27 ... 1,105 1,087
a
10555752.SQ.FTS.B, 6.328%, 9/04/27 ... 523 508
a
10547115.SQ.FTS.B, 6.336%, 9/04/27 ... 4,952 4,780
a
10553226.SQ.FTS.B, 6.339%, 9/04/27 ... 7,583 6,490
a
10549267.SQ.FTS.B, 6.351%, 9/04/27 ... 1,561 1,336
a
10547251.SQ.FTS.B, 6.492%, 9/04/27 ... 1,460 1,400
a
10557237.SQ.FTS.B, 6.492%, 9/04/27 ... 1,384 938
a
10549287.SQ.FTS.B, 6.494%, 9/04/27 ... 10,209 9,995
a
10555527.SQ.FTS.B, 6.495%, 9/04/27 ... 16,937 16,131
a
10555468.SQ.FTS.B, 6.498%, 9/04/27 ... 3,891 3,143
a
10547414.SQ.FTS.B, 6.536%, 9/04/27 ... 285 278
a
10561935.SQ.FTS.B, 4.541%, 9/05/27 ... 2,879 2,767
a
10562623.SQ.FTS.B, 4.549%, 9/05/27 ... 22,076 20,857
a
10563290.SQ.FTS.B, 4.549%, 9/05/27 ... 7,445 7,202
a
10566207.SQ.FTS.B, 4.549%, 9/05/27 ... 6,540 6,327
a
10566133.SQ.FTS.B, 4.551%, 9/05/27 ... 6,396 6,157
a
10562197.SQ.FTS.B, 4.552%, 9/05/27 ... 7,878 7,617
a
10561055.SQ.FTS.B, 4.553%, 9/05/27 ... 6,779 6,544
a
10561420.SQ.FTS.B, 4.554%, 9/05/27 ... 5,382 5,111
a
10561221.SQ.FTS.B, 4.988%, 9/05/27 ... 6,296 6,052
a
10565361.SQ.FTS.B, 4.988%, 9/05/27 ... 44,286 41,244
a
10561697.SQ.FTS.B, 4.989%, 9/05/27 ... 3,855 3,759
a
10565084.SQ.FTS.B, 4.99%, 9/05/27 .... 7,786 7,550
a
10560990.SQ.FTS.B, 4.996%, 9/05/27 ... 1,258 1,244
a
10563708.SQ.FTS.B, 5.302%, 9/05/27 ... 63,944 61,644
a
10565307.SQ.FTS.B, 5.338%, 9/05/27 ... 432 419
a
10564972.SQ.FTS.B, 5.802%, 9/05/27 ... 5,548 5,246
a
10560677.SQ.FTS.B, 6.181%, 9/05/27 ... 18,061 17,120
a
10564853.SQ.FTS.B, 6.357%, 9/05/27 ... 582 553
a
10564859.SQ.FTS.B, 6.494%, 9/05/27 ... 3,646 3,527
a
10567081.SQ.FTS.B, 4.545%, 9/06/27 ... 4,535 4,301
a
10566763.SQ.FTS.B, 4.549%, 9/06/27 ... 8,998 8,702
Description
Principal
Amount Value
Block, Inc. (continued)
a
10568666.SQ.FTS.B, 4.549%, 9/06/27 ... $ 2,049 $ 2,036
a
10569376.SQ.FTS.B, 4.549%, 9/06/27 ... 1,522 1,470
a
10570330.SQ.FTS.B, 4.549%, 9/06/27 ... 8,619 8,361
a
10570562.SQ.FTS.B, 4.549%, 9/06/27 ... 10,414 10,088
a
10570926.SQ.FTS.B, 4.549%, 9/06/27 ... 13,565 13,201
a
10569745.SQ.FTS.B, 4.55%, 9/06/27 .... 35,335 34,488
a
10568858.SQ.FTS.B, 4.551%, 9/06/27 ... 17,053 16,114
a
10567941.SQ.FTS.B, 4.553%, 9/06/27 ... 7,469 7,056
a
10570274.SQ.FTS.B, 4.558%, 9/06/27 ... 2,616 2,515
a
10567551.SQ.FTS.B, 4.981%, 9/06/27 ... 2,582 2,484
a
10566294.SQ.FTS.B, 4.989%, 9/06/27 ... 26,102 24,649
a
10567698.SQ.FTS.B, 4.99%, 9/06/27 .... 3,503 3,322
a
10568337.SQ.FTS.B, 4.99%, 9/06/27 .... 7,627 7,274
a
10570766.SQ.FTS.B, 4.991%, 9/06/27 ... 9,323 8,898
a
10567402.SQ.FTS.B, 5.293%, 9/06/27 ... 1,742 1,694
a
10571167.SQ.FTS.B, 5.301%, 9/06/27 ... 8,668 7,991
a
10568165.SQ.FTS.B, 5.557%, 9/06/27 ... 2,171 2,099
a
10570237.SQ.FTS.B, 5.787%, 9/06/27 ... 990 949
a
10571351.SQ.FTS.B, 5.804%, 9/06/27 ... 23,738 21,910
a
10568617.SQ.FTS.B, 6.096%, 9/06/27 ... 534 510
a
10571327.SQ.FTS.B, 6.118%, 9/06/27 ... 498 485
a
10569412.SQ.FTS.B, 6.18%, 9/06/27 .... 4,299 4,243
a
10567837.SQ.FTS.B, 6.191%, 9/06/27 ... 812 778
a
10568308.SQ.FTS.B, 6.316%, 9/06/27 ... 619 487
a
10567304.SQ.FTS.B, 6.477%, 9/06/27 ... 1,277 1,193
a
10567800.SQ.FTS.B, 6.488%, 9/06/27 ... 749 721
a
10571759.SQ.FTS.B, 4.544%, 9/07/27 ... 2,159 2,074
a
10571960.SQ.FTS.B, 4.549%, 9/07/27 ... 4,664 4,558
a
10572190.SQ.FTS.B, 4.549%, 9/07/27 ... 22,195 21,532
a
10571795.SQ.FTS.B, 4.552%, 9/07/27 ... 5,863 5,773
a
10571619.SQ.FTS.B, 4.558%, 9/07/27 ... 1,352 1,312
a
10572529.SQ.FTS.B, 4.991%, 9/07/27 ... 5,940 5,672
a
10571714.SQ.FTS.B, 5.553%, 9/07/27 ... 1,730 1,693
a
10572079.SQ.FTS.B, 5.804%, 9/07/27 ... 1,792 1,749
a
10571633.SQ.FTS.B, 6.096%, 9/07/27 ... 1,044 547
a
10572106.SQ.FTS.B, 6.178%, 9/07/27 ... 4,787 4,641
a
10572049.SQ.FTS.B, 6.193%, 9/07/27 ... 2,107 1,860
a
10571893.SQ.FTS.B, 6.34%, 9/07/27 .... 2,341 2,225
a
10571575.SQ.FTS.B, 6.49%, 9/07/27 .... 2,172 2,093
a
10571672.SQ.FTS.B, 6.496%, 9/07/27 ... 1,679 1,642
a
10572757.SQ.FTS.B, 4.547%, 9/08/27 ... 5,982 5,771
a
10572840.SQ.FTS.B, 4.547%, 9/08/27 ... 876 866
a
10572913.SQ.FTS.B, 4.549%, 9/08/27 ... 19,011 18,367
a
10573270.SQ.FTS.B, 4.549%, 9/08/27 ... 13,681 13,092
a
10573533.SQ.FTS.B, 4.549%, 9/08/27 ... 5,186 5,008
a
10572638.SQ.FTS.B, 4.555%, 9/08/27 ... 3,866 3,719

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10572865.SQ.FTS.B, 5.295%, 9/08/27 ... $ 3,118 $ 2,992
a
10572617.SQ.FTS.B, 5.566%, 9/08/27 ... 1,765 1,609
a
10573247.SQ.FTS.B, 6.194%, 9/08/27 ... 789 773
a
10573602.SQ.FTS.B, 6.481%, 9/08/27 ... 1,449 1,381
a
10573484.SQ.FTS.B, 6.493%, 9/08/27 ... 1,565 1,523
a
10573165.SQ.FTS.B, 6.494%, 9/08/27 ... 7,429 1,749
a
10579770.SQ.FTS.B, 4.542%, 9/09/27 ... 1,794 1,703
a
10576643.SQ.FTS.B, 4.547%, 9/09/27 ... 7,479 7,195
a
10575892.SQ.FTS.B, 4.548%, 9/09/27 ... 8,158 7,869
a
10577430.SQ.FTS.B, 4.549%, 9/09/27 ... 8,911 8,559
a
10578128.SQ.FTS.B, 4.55%, 9/09/27 .... 23,017 21,760
a
10576215.SQ.FTS.B, 4.551%, 9/09/27 ... 13,480 12,992
a
10577250.SQ.FTS.B, 4.551%, 9/09/27 ... 5,702 5,524
a
10577844.SQ.FTS.B, 4.551%, 9/09/27 ... 15,501 14,891
a
10579277.SQ.FTS.B, 4.551%, 9/09/27 ... 6,395 6,257
a
10579172.SQ.FTS.B, 4.991%, 9/09/27 ... 5,629 4,742
a
10577037.SQ.FTS.B, 4.993%, 9/09/27 ... 1,280 1,240
a
10579244.SQ.FTS.B, 5.003%, 9/09/27 ... 1,178 1,155
a
10577179.SQ.FTS.B, 5.302%, 9/09/27 ... 1,921 1,869
a
10574831.SQ.FTS.B, 5.303%, 9/09/27 ... 19,944 19,262
a
10579529.SQ.FTS.B, 5.549%, 9/09/27 ... 2,255 2,059
a
10578077.SQ.FTS.B, 5.551%, 9/09/27 ... 3,530 3,219
a
10579543.SQ.FTS.B, 5.552%, 9/09/27 ... 19,108 17,411
a
10578430.SQ.FTS.B, 5.554%, 9/09/27 ... 38,167 36,825
a
10579455.SQ.FTS.B, 5.803%, 9/09/27 ... 3,821 3,635
a
10577075.SQ.FTS.B, 6.172%, 9/09/27 ... 970 953
a
10575702.SQ.FTS.B, 6.174%, 9/09/27 ... 1,741 1,672
a
10579431.SQ.FTS.B, 6.192%, 9/09/27 ... 1,107 1,046
a
10579275.SQ.FTS.B, 6.33%, 9/09/27 .... 823 795
a
10579269.SQ.FTS.B, 6.336%, 9/09/27 ... 624 593
a
10579511.SQ.FTS.B, 6.339%, 9/09/27 ... 384 372
a
10579161.SQ.FTS.B, 6.492%, 9/09/27 ... 512 505
a
10579045.SQ.FTS.B, 6.495%, 9/09/27 ... 6,902 6,538
a
10579804.SQ.FTS.B, 6.495%, 9/09/27 ... 29,758 24,080
a
10575802.SQ.FTS.B, 6.5%, 9/09/27 ..... 1,817 608
a
10581351.SQ.FTS.B, 4.549%, 9/10/27 ... 3,656 3,589
a
10581856.SQ.FTS.B, 4.549%, 9/10/27 ... 22,371 21,672
a
10582535.SQ.FTS.B, 4.549%, 9/10/27 ... 9,134 8,903
a
10583851.SQ.FTS.B, 4.549%, 9/10/27 ... 6,811 6,621
a
10584992.SQ.FTS.B, 4.549%, 9/10/27 ... 49,416 48,160
a
10581587.SQ.FTS.B, 4.551%, 9/10/27 ... 10,561 10,240
a
10582910.SQ.FTS.B, 4.554%, 9/10/27 ... 4,914 4,736
a
10580338.SQ.FTS.B, 4.983%, 9/10/27 ... 2,564 1,274
a
10584104.SQ.FTS.B, 4.983%, 9/10/27 ... 2,055 2,020
a
10584135.SQ.FTS.B, 4.988%, 9/10/27 ... 42,048 40,032
a
10583162.SQ.FTS.B, 5.303%, 9/10/27 ... 18,577 18,171
Description
Principal
Amount Value
Block, Inc. (continued)
a
10580588.SQ.FTS.B, 5.552%, 9/10/27 ... $ 29,217 $ 23,360
a
10583673.SQ.FTS.B, 6.493%, 9/10/27 ... 4,514 4,397
a
10583092.SQ.FTS.B, 6.497%, 9/10/27 ... 2,652 2,532
a
10586594.SQ.FTS.B, 4.544%, 9/11/27 ... 4,217 2,358
a
10587682.SQ.FTS.B, 4.546%, 9/11/27 ... 5,312 5,061
a
10585837.SQ.FTS.B, 4.549%, 9/11/27 ... 40,558 34,181
a
10587874.SQ.FTS.B, 4.549%, 9/11/27 ... 15,733 14,824
a
10588281.SQ.FTS.B, 4.549%, 9/11/27 ... 32,216 31,206
a
10589003.SQ.FTS.B, 4.549%, 9/11/27 ... 37,335 36,843
a
10589752.SQ.FTS.B, 4.549%, 9/11/27 ... 1,353 1,321
a
10590002.SQ.FTS.B, 4.549%, 9/11/27 ... 3,335 3,260
a
10588971.SQ.FTS.B, 4.554%, 9/11/27 ... 2,455 2,356
a
10588861.SQ.FTS.B, 4.988%, 9/11/27 ... 3,123 3,084
a
10587189.SQ.FTS.B, 4.989%, 9/11/27 ... 8,070 6,662
a
10590106.SQ.FTS.B, 5.321%, 9/11/27 ... 547 449
a
10587538.SQ.FTS.B, 5.547%, 9/11/27 ... 3,332 2,567
a
10587395.SQ.FTS.B, 6.118%, 9/11/27 ... 3,280 3,195
a
10587638.SQ.FTS.B, 6.18%, 9/11/27 .... 1,454 1,375
a
10586711.SQ.FTS.B, 6.338%, 9/11/27 ... 4,185 4,066
a
10587082.SQ.FTS.B, 6.484%, 9/11/27 ... 1,570 1,496
a
10589786.SQ.FTS.B, 6.493%, 9/11/27 ... 9,125 8,897
a
10590071.SQ.FTS.B, 6.495%, 9/11/27 ... 2,363 2,260
a
10599060.SQ.FTS.B, 4.542%, 9/12/27 ... 2,956 2,836
a
10594646.SQ.FTS.B, 4.549%, 9/12/27 ... 38,462 33,738
a
10596617.SQ.FTS.B, 4.549%, 9/12/27 ... 6,533 6,338
a
10597273.SQ.FTS.B, 4.549%, 9/12/27 ... 33,579 32,562
a
10599130.SQ.FTS.B, 4.549%, 9/12/27 ... 2,286 2,213
a
10599297.SQ.FTS.B, 4.549%, 9/12/27 ... 6,028 5,750
a
10596084.SQ.FTS.B, 4.551%, 9/12/27 ... 8,934 8,836
a
10598039.SQ.FTS.B, 4.551%, 9/12/27 ... 12,555 11,966
a
10598623.SQ.FTS.B, 4.551%, 9/12/27 ... 4,348 4,184
a
10597168.SQ.FTS.B, 4.552%, 9/12/27 ... 3,892 3,740
a
10598677.SQ.FTS.B, 4.552%, 9/12/27 ... 8,845 8,569
a
10598964.SQ.FTS.B, 4.555%, 9/12/27 ... 3,934 3,782
a
10598302.SQ.FTS.B, 4.988%, 9/12/27 ... 3,371 3,312
a
10598371.SQ.FTS.B, 4.988%, 9/12/27 ... 14,756 13,953
a
10596807.SQ.FTS.B, 4.99%, 9/12/27 .... 12,698 12,273
a
10595983.SQ.FTS.B, 5.546%, 9/12/27 ... 1,720 1,695
a
10596744.SQ.FTS.B, 6.118%, 9/12/27 ... 680 648
a
10599401.SQ.FTS.B, 6.181%, 9/12/27 ... 41,670 40,017
a
10596574.SQ.FTS.B, 6.494%, 9/12/27 ... 1,627 1,585
a
10598830.SQ.FTS.B, 6.496%, 9/12/27 ... 6,991 6,605
a
10599162.SQ.FTS.B, 6.496%, 9/12/27 ... 10,473 9,268
a
10600996.SQ.FTS.B, 4.549%, 9/13/27 ... 29,943 28,599
a
10600150.SQ.FTS.B, 4.55%, 9/13/27 .... 5,081 2,563
a
10602916.SQ.FTS.B, 4.55%, 9/13/27 .... 17,378 16,771

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10603503.SQ.FTS.B, 4.551%, 9/13/27 ... $ 12,856 $ 12,408
a
10604197.SQ.FTS.B, 4.987%, 9/13/27 ... 7,049 6,855
a
10600350.SQ.FTS.B, 4.992%, 9/13/27 ... 4,649 4,435
a
10604440.SQ.FTS.B, 4.993%, 9/13/27 ... 5,253 5,015
a
10603257.SQ.FTS.B, 5.304%, 9/13/27 ... 5,261 4,178
a
10600318.SQ.FTS.B, 5.316%, 9/13/27 ... 1,211 648
a
10604418.SQ.FTS.B, 5.566%, 9/13/27 ... 1,254 1,193
a
10600569.SQ.FTS.B, 5.57%, 9/13/27 .... 994 968
a
10602293.SQ.FTS.B, 5.804%, 9/13/27 ... 37,079 26,427
a
10604317.SQ.FTS.B, 5.82%, 9/13/27 .... 1,538 1,420
a
10604370.SQ.FTS.B, 6.181%, 9/13/27 ... 180 178
a
10602152.SQ.FTS.B, 6.339%, 9/13/27 ... 3,103 3,013
a
10605174.SQ.FTS.B, 6.487%, 9/13/27 ... 2,567 2,236
a
10604510.SQ.FTS.B, 6.494%, 9/13/27 ... 41,463 38,662
a
10604336.SQ.FTS.B, 6.5%, 9/13/27 ..... 1,627 1,094
a
10602103.SQ.FTS.B, 6.509%, 9/13/27 ... 893 865
a
10605496.SQ.FTS.B, 4.547%, 9/14/27 ... 5,567 5,411
a
10605286.SQ.FTS.B, 4.549%, 9/14/27 ... 24,199 23,254
a
10605898.SQ.FTS.B, 4.549%, 9/14/27 ... 10,452 10,202
a
10606039.SQ.FTS.B, 4.55%, 9/14/27 .... 33,481 31,922
a
10605676.SQ.FTS.B, 4.553%, 9/14/27 ... 4,485 4,348
a
10605566.SQ.FTS.B, 4.555%, 9/14/27 ... 4,171 4,041
a
10605854.SQ.FTS.B, 4.975%, 9/14/27 ... 1,562 1,510
a
10605616.SQ.FTS.B, 4.984%, 9/14/27 ... 4,334 4,126
a
10605662.SQ.FTS.B, 5.003%, 9/14/27 ... 1,288 1,227
a
10605247.SQ.FTS.B, 5.3%, 9/14/27 ..... 2,311 2,234
a
10605718.SQ.FTS.B, 5.303%, 9/14/27 ... 7,511 6,908
a
10605820.SQ.FTS.B, 5.311%, 9/14/27 ... 1,164 1,115
a
10605833.SQ.FTS.B, 5.8%, 9/14/27 ..... 1,237 1,186
a
10605877.SQ.FTS.B, 6.482%, 9/14/27 ... 1,054 1,008
a
10605817.SQ.FTS.B, 6.494%, 9/14/27 ... 321 308
a
10605269.SQ.FTS.B, 6.496%, 9/14/27 ... 3,516 3,274
a
10605802.SQ.FTS.B, 6.51%, 9/14/27 .... 431 425
a
10606541.SQ.FTS.B, 4.541%, 9/15/27 ... 1,962 1,902
a
10607028.SQ.FTS.B, 4.545%, 9/15/27 ... 3,462 3,335
a
10606563.SQ.FTS.B, 4.547%, 9/15/27 ... 5,155 4,972
a
10606915.SQ.FTS.B, 4.549%, 9/15/27 ... 10,225 9,998
a
10607063.SQ.FTS.B, 4.549%, 9/15/27 ... 9,882 9,573
a
10606412.SQ.FTS.B, 4.55%, 9/15/27 .... 8,744 8,403
a
10606864.SQ.FTS.B, 4.551%, 9/15/27 ... 2,547 2,408
a
10606632.SQ.FTS.B, 4.989%, 9/15/27 ... 20,876 17,560
a
10607193.SQ.FTS.B, 5.301%, 9/15/27 ... 20,775 19,529
a
10606510.SQ.FTS.B, 5.302%, 9/15/27 ... 2,735 2,657
a
10606891.SQ.FTS.B, 5.302%, 9/15/27 ... 1,517 1,452
a
10606407.SQ.FTS.B, 6.149%, 9/15/27 ... 253 247
a
10606825.SQ.FTS.B, 6.19%, 9/15/27 .... 1,717 1,677
Description
Principal
Amount Value
Block, Inc. (continued)
a
10606401.SQ.FTS.B, 6.307%, 9/15/27 ... $ 367 $ 354
a
10611947.SQ.FTS.B, 4.541%, 9/16/27 ... 2,684 2,596
a
10610653.SQ.FTS.B, 4.547%, 9/16/27 ... 5,076 4,948
a
10609075.SQ.FTS.B, 4.548%, 9/16/27 ... 9,950 9,603
a
10610399.SQ.FTS.B, 4.548%, 9/16/27 ... 3,064 2,993
a
10610189.SQ.FTS.B, 4.549%, 9/16/27 ... 9,091 8,694
a
10611061.SQ.FTS.B, 4.549%, 9/16/27 ... 13,441 13,141
a
10611919.SQ.FTS.B, 4.549%, 9/16/27 ... 1,713 1,622
a
10612300.SQ.FTS.B, 4.549%, 9/16/27 ... 85,412 76,776
a
10613413.SQ.FTS.B, 4.55%, 9/16/27 .... 9,484 9,103
a
10611979.SQ.FTS.B, 4.552%, 9/16/27 ... 3,718 3,655
a
10609925.SQ.FTS.B, 4.57%, 9/16/27 .... 1,244 1,189
a
10608842.SQ.FTS.B, 4.988%, 9/16/27 ... 5,018 4,857
a
10610519.SQ.FTS.B, 4.988%, 9/16/27 ... 6,166 6,002
a
10611294.SQ.FTS.B, 4.988%, 9/16/27 ... 31,852 30,354
a
10611803.SQ.FTS.B, 4.991%, 9/16/27 ... 4,763 4,018
a
10610129.SQ.FTS.B, 5.297%, 9/16/27 ... 2,007 1,917
a
10609949.SQ.FTS.B, 5.302%, 9/16/27 ... 4,479 4,288
a
10612135.SQ.FTS.B, 5.334%, 9/16/27 ... 1,638 1,579
a
10612093.SQ.FTS.B, 5.343%, 9/16/27 ... 2,594 1,841
a
10613570.SQ.FTS.B, 5.55%, 9/16/27 .... 3,716 3,526
a
10613382.SQ.FTS.B, 5.557%, 9/16/27 ... 3,633 3,578
a
10613523.SQ.FTS.B, 5.804%, 9/16/27 ... 2,135 2,042
a
10612168.SQ.FTS.B, 5.805%, 9/16/27 ... 7,205 6,988
a
10613539.SQ.FTS.B, 6.185%, 9/16/27 ... 1,600 1,543
a
10610061.SQ.FTS.B, 6.189%, 9/16/27 ... 1,482 1,447
a
10613480.SQ.FTS.B, 6.311%, 9/16/27 ... 552 379
a
10613489.SQ.FTS.B, 6.492%, 9/16/27 ... 3,468 3,375
a
10609652.SQ.FTS.B, 6.494%, 9/16/27 ... 3,839 2,579
a
10610847.SQ.FTS.B, 6.496%, 9/16/27 ... 9,036 8,735
a
10610478.SQ.FTS.B, 6.504%, 9/16/27 ... 2,703 2,463
a
10617026.SQ.FTS.B, 4.546%, 9/17/27 ... 4,586 4,418
a
10618094.SQ.FTS.B, 4.547%, 9/17/27 ... 6,483 6,300
a
10613663.SQ.FTS.B, 4.549%, 9/17/27 ... 12,280 11,953
a
10613987.SQ.FTS.B, 4.549%, 9/17/27 ... 29,056 27,969
a
10614373.SQ.FTS.B, 4.549%, 9/17/27 ... 1,141 1,095
a
10614940.SQ.FTS.B, 4.549%, 9/17/27 ... 3,865 3,739
a
10615142.SQ.FTS.B, 4.549%, 9/17/27 ... 1,506 1,488
a
10615799.SQ.FTS.B, 4.549%, 9/17/27 ... 768 743
a
10617061.SQ.FTS.B, 4.549%, 9/17/27 ... 20,148 19,490
a
10617939.SQ.FTS.B, 4.549%, 9/17/27 ... 6,294 6,049
a
10618171.SQ.FTS.B, 4.549%, 9/17/27 ... 13,020 12,548
a
10615829.SQ.FTS.B, 4.55%, 9/17/27 .... 30,465 29,336
a
10617414.SQ.FTS.B, 4.551%, 9/17/27 ... 11,674 11,443
a
10616900.SQ.FTS.B, 4.552%, 9/17/27 ... 6,964 6,814
a
10614422.SQ.FTS.B, 4.553%, 9/17/27 ... 5,583 5,425

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10616993.SQ.FTS.B, 4.554%, 9/17/27 ... $ 4,391 $ 4,209
a
10615590.SQ.FTS.B, 5.299%, 9/17/27 ... 6,125 5,858
a
10617782.SQ.FTS.B, 5.304%, 9/17/27 ... 11,270 10,591
a
10617746.SQ.FTS.B, 5.309%, 9/17/27 ... 2,293 2,226
a
10617023.SQ.FTS.B, 5.311%, 9/17/27 ... 781 711
a
10616608.SQ.FTS.B, 5.802%, 9/17/27 ... 7,127 6,791
a
10616852.SQ.FTS.B, 6.177%, 9/17/27 ... 1,054 1,019
a
10618332.SQ.FTS.B, 6.18%, 9/17/27 .... 10,291 9,933
a
10617660.SQ.FTS.B, 6.185%, 9/17/27 ... 4,150 3,899
a
10618030.SQ.FTS.B, 6.338%, 9/17/27 ... 1,698 1,651
a
10618485.SQ.FTS.B, 6.338%, 9/17/27 ... 11,337 10,747
a
10617377.SQ.FTS.B, 6.486%, 9/17/27 ... 1,349 1,324
a
10614665.SQ.FTS.B, 6.494%, 9/17/27 ... 3,732 3,570
a
10615169.SQ.FTS.B, 6.494%, 9/17/27 ... 9,718 9,353
a
10622473.SQ.FTS.B, 4.543%, 9/18/27 ... 4,170 3,761
a
10622361.SQ.FTS.B, 4.546%, 9/18/27 ... 4,745 4,595
a
10619763.SQ.FTS.B, 4.547%, 9/18/27 ... 7,269 7,007
a
10622695.SQ.FTS.B, 4.547%, 9/18/27 ... 7,236 6,496
a
10620043.SQ.FTS.B, 4.549%, 9/18/27 ... 5,323 5,158
a
10620346.SQ.FTS.B, 4.549%, 9/18/27 ... 7,917 7,635
a
10621444.SQ.FTS.B, 4.549%, 9/18/27 ... 3,424 3,260
a
10621496.SQ.FTS.B, 4.549%, 9/18/27 ... 22,620 21,606
a
10622211.SQ.FTS.B, 4.549%, 9/18/27 ... 14,071 10,973
a
10623441.SQ.FTS.B, 4.549%, 9/18/27 ... 29,613 26,679
a
10620644.SQ.FTS.B, 4.551%, 9/18/27 ... 11,176 10,830
a
10621305.SQ.FTS.B, 4.551%, 9/18/27 ... 7,218 7,137
a
10622139.SQ.FTS.B, 4.553%, 9/18/27 ... 5,674 5,501
a
10620148.SQ.FTS.B, 4.555%, 9/18/27 ... 4,705 4,480
a
10620252.SQ.FTS.B, 4.988%, 9/18/27 ... 2,778 2,659
a
10621938.SQ.FTS.B, 4.988%, 9/18/27 ... 10,163 10,008
a
10620961.SQ.FTS.B, 5.302%, 9/18/27 ... 34,195 32,078
a
10618861.SQ.FTS.B, 5.303%, 9/18/27 ... 2,118 1,983
a
10620610.SQ.FTS.B, 5.316%, 9/18/27 ... 1,511 1,416
a
10619639.SQ.FTS.B, 5.329%, 9/18/27 ... 1,780 1,619
a
10622532.SQ.FTS.B, 5.335%, 9/18/27 ... 6,822 6,485
a
10619564.SQ.FTS.B, 5.336%, 9/18/27 ... 1,543 1,287
a
10623373.SQ.FTS.B, 5.348%, 9/18/27 ... 801 762
a
10622843.SQ.FTS.B, 5.552%, 9/18/27 ... 28,999 28,237
a
10623398.SQ.FTS.B, 6.118%, 9/18/27 ... 1,193 911
a
10619251.SQ.FTS.B, 6.136%, 9/18/27 ... 1,173 895
a
10622434.SQ.FTS.B, 6.341%, 9/18/27 ... 1,718 1,660
a
10619347.SQ.FTS.B, 6.49%, 9/18/27 .... 3,508 3,376
a
10619095.SQ.FTS.B, 6.494%, 9/18/27 ... 2,382 2,323
a
10621868.SQ.FTS.B, 6.497%, 9/18/27 ... 2,432 2,368
a
10632283.SQ.FTS.B, 4.549%, 9/19/27 ... 28,275 27,235
a
10628315.SQ.FTS.B, 4.55%, 9/19/27 .... 16,802 16,388
Description
Principal
Amount Value
Block, Inc. (continued)
a
10631103.SQ.FTS.B, 4.55%, 9/19/27 .... $ 20,727 $ 19,624
a
10627107.SQ.FTS.B, 4.553%, 9/19/27 ... 5,991 5,723
a
10628873.SQ.FTS.B, 4.99%, 9/19/27 .... 4,715 4,492
a
10632092.SQ.FTS.B, 4.995%, 9/19/27 ... 3,181 3,079
a
10627373.SQ.FTS.B, 5.301%, 9/19/27 ... 5,799 5,542
a
10629043.SQ.FTS.B, 5.302%, 9/19/27 ... 64,530 61,766
a
10632183.SQ.FTS.B, 5.302%, 9/19/27 ... 3,859 3,690
a
10627819.SQ.FTS.B, 5.305%, 9/19/27 ... 7,710 7,301
a
10630671.SQ.FTS.B, 5.305%, 9/19/27 ... 8,629 8,161
a
10626899.SQ.FTS.B, 5.332%, 9/19/27 ... 6,316 1,228
a
10630628.SQ.FTS.B, 5.339%, 9/19/27 ... 2,296 2,146
a
10631477.SQ.FTS.B, 5.365%, 9/19/27 ... 264 251
a
10630785.SQ.FTS.B, 5.552%, 9/19/27 ... 12,515 12,208
a
10631606.SQ.FTS.B, 5.555%, 9/19/27 ... 12,076 11,734
a
10631478.SQ.FTS.B, 5.803%, 9/19/27 ... 11,393 8,779
a
10632239.SQ.FTS.B, 6.18%, 9/19/27 .... 1,019 996
a
10631961.SQ.FTS.B, 6.333%, 9/19/27 ... 3,316 2,640
a
10630596.SQ.FTS.B, 6.339%, 9/19/27 ... 2,510 2,386
a
10632062.SQ.FTS.B, 6.496%, 9/19/27 ... 760 717
a
10627689.SQ.FTS.B, 6.504%, 9/19/27 ... 885 873
a
10635727.SQ.FTS.B, 4.537%, 9/20/27 ... 1,688 1,509
a
10634236.SQ.FTS.B, 4.548%, 9/20/27 ... 9,487 9,194
a
10635749.SQ.FTS.B, 4.549%, 9/20/27 ... 60,242 57,384
a
10636968.SQ.FTS.B, 4.549%, 9/20/27 ... 5,501 5,274
a
10637402.SQ.FTS.B, 4.549%, 9/20/27 ... 17,828 16,830
a
10636682.SQ.FTS.B, 4.551%, 9/20/27 ... 13,110 12,386
a
10637311.SQ.FTS.B, 4.554%, 9/20/27 ... 5,175 4,971
a
10634747.SQ.FTS.B, 4.988%, 9/20/27 ... 40,762 38,815
a
10632495.SQ.FTS.B, 5.551%, 9/20/27 ... 9,015 8,769
a
10636543.SQ.FTS.B, 5.555%, 9/20/27 ... 2,397 2,311
a
10636648.SQ.FTS.B, 5.56%, 9/20/27 .... 2,136 1,717
a
10636817.SQ.FTS.B, 5.806%, 9/20/27 ... 5,795 5,727
a
10637097.SQ.FTS.B, 6.339%, 9/20/27 ... 12,646 11,561
a
10633034.SQ.FTS.B, 6.494%, 9/20/27 ... 17,812 17,146
a
10634525.SQ.FTS.B, 6.494%, 9/20/27 ... 5,445 5,216
a
10638066.SQ.FTS.B, 4.545%, 9/21/27 ... 3,622 3,428
a
10637759.SQ.FTS.B, 4.548%, 9/21/27 ... 3,527 3,383
a
10637909.SQ.FTS.B, 4.55%, 9/21/27 .... 4,712 4,450
a
10637968.SQ.FTS.B, 4.55%, 9/21/27 .... 10,062 9,698
a
10637444.SQ.FTS.B, 4.551%, 9/21/27 ... 15,260 14,588
a
10638103.SQ.FTS.B, 4.551%, 9/21/27 ... 9,969 9,647
a
10638252.SQ.FTS.B, 4.989%, 9/21/27 ... 7,962 7,515
a
10637784.SQ.FTS.B, 5.555%, 9/21/27 ... 5,181 5,093
a
10638219.SQ.FTS.B, 6.108%, 9/21/27 ... 1,782 1,645
a
10637599.SQ.FTS.B, 6.18%, 9/21/27 .... 6,706 6,461
a
10637868.SQ.FTS.B, 6.339%, 9/21/27 ... 2,074 1,964

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10637672.SQ.FTS.B, 6.493%, 9/21/27 ... $ 6,669 $ 6,432
a
10637894.SQ.FTS.B, 6.494%, 9/21/27 ... 2,192 1,885
a
10637953.SQ.FTS.B, 6.51%, 9/21/27 .... 1,082 1,017
a
10638247.SQ.FTS.B, 6.516%, 9/21/27 ... 727 689
a
10638525.SQ.FTS.B, 4.545%, 9/22/27 ... 3,145 3,075
a
10638612.SQ.FTS.B, 4.548%, 9/22/27 ... 2,469 2,337
a
10638639.SQ.FTS.B, 4.549%, 9/22/27 ... 1,418 1,384
a
10638732.SQ.FTS.B, 4.549%, 9/22/27 ... 15,960 15,401
a
10639027.SQ.FTS.B, 4.549%, 9/22/27 ... 24,352 23,457
a
10638372.SQ.FTS.B, 4.551%, 9/22/27 ... 13,278 12,981
a
10638924.SQ.FTS.B, 4.988%, 9/22/27 ... 8,040 7,758
a
10638673.SQ.FTS.B, 5.306%, 9/22/27 ... 4,072 3,934
a
10638588.SQ.FTS.B, 5.816%, 9/22/27 ... 2,283 2,031
a
10638605.SQ.FTS.B, 6.196%, 9/22/27 ... 1,209 1,147
a
10638905.SQ.FTS.B, 6.472%, 9/22/27 ... 769 741
a
10638658.SQ.FTS.B, 6.487%, 9/22/27 ... 1,705 455
a
10642076.SQ.FTS.B, 4.544%, 9/23/27 ... 3,353 3,240
a
10642586.SQ.FTS.B, 4.546%, 9/23/27 ... 4,566 4,392
a
10645229.SQ.FTS.B, 4.548%, 9/23/27 ... 7,464 7,293
a
10641048.SQ.FTS.B, 4.549%, 9/23/27 ... 1,179 1,129
a
10642257.SQ.FTS.B, 4.549%, 9/23/27 ... 5,075 4,857
a
10642644.SQ.FTS.B, 4.549%, 9/23/27 ... 2,984 2,913
a
10645664.SQ.FTS.B, 4.549%, 9/23/27 ... 79,731 76,505
a
10643383.SQ.FTS.B, 4.55%, 9/23/27 .... 45,685 44,157
a
10644137.SQ.FTS.B, 4.55%, 9/23/27 .... 49,556 47,534
a
10641068.SQ.FTS.B, 4.554%, 9/23/27 ... 4,642 4,449
a
10640679.SQ.FTS.B, 4.556%, 9/23/27 ... 1,631 1,608
a
10642834.SQ.FTS.B, 4.987%, 9/23/27 ... 17,637 16,802
a
10640695.SQ.FTS.B, 4.991%, 9/23/27 ... 6,143 5,886
a
10643262.SQ.FTS.B, 4.998%, 9/23/27 ... 2,671 2,541
a
10642040.SQ.FTS.B, 5.003%, 9/23/27 ... 1,490 1,255
a
10644795.SQ.FTS.B, 5.303%, 9/23/27 ... 10,666 10,595
a
10643099.SQ.FTS.B, 5.332%, 9/23/27 ... 4,934 4,689
a
10640636.SQ.FTS.B, 5.551%, 9/23/27 ... 2,039 1,986
a
10643983.SQ.FTS.B, 5.553%, 9/23/27 ... 11,138 9,050
a
10641668.SQ.FTS.B, 6.118%, 9/23/27 ... 13,456 10,347
a
10642193.SQ.FTS.B, 6.118%, 9/23/27 ... 272 265
a
10645642.SQ.FTS.B, 6.174%, 9/23/27 ... 4,362 4,019
a
10643309.SQ.FTS.B, 6.176%, 9/23/27 ... 2,659 2,459
a
10642347.SQ.FTS.B, 6.179%, 9/23/27 ... 6,914 6,659
a
10640669.SQ.FTS.B, 6.339%, 9/23/27 ... 806 779
a
10641402.SQ.FTS.B, 6.472%, 9/23/27 ... 815 728
a
10642553.SQ.FTS.B, 6.481%, 9/23/27 ... 1,329 1,272
a
10642790.SQ.FTS.B, 6.494%, 9/23/27 ... 1,906 1,800
a
10645579.SQ.FTS.B, 6.498%, 9/23/27 ... 4,347 4,159
a
10642744.SQ.FTS.B, 6.499%, 9/23/27 ... 2,718 1,937
Description
Principal
Amount Value
Block, Inc. (continued)
a
10642203.SQ.FTS.B, 6.5%, 9/23/27 ..... $ 1,953 $ 1,906
a
10647364.SQ.FTS.B, 4.547%, 9/24/27 ... 5,880 5,658
a
10647025.SQ.FTS.B, 4.548%, 9/24/27 ... 3,846 3,691
a
10647554.SQ.FTS.B, 4.549%, 9/24/27 ... 15,507 14,877
a
10647910.SQ.FTS.B, 4.549%, 9/24/27 ... 8,179 7,875
a
10648241.SQ.FTS.B, 4.549%, 9/24/27 ... 30,466 29,888
a
10648955.SQ.FTS.B, 4.549%, 9/24/27 ... 25,064 24,130
a
10649602.SQ.FTS.B, 4.549%, 9/24/27 ... 62,702 60,451
a
10651045.SQ.FTS.B, 4.549%, 9/24/27 ... 26,693 25,442
a
10650461.SQ.FTS.B, 4.987%, 9/24/27 ... 14,889 12,298
a
10646382.SQ.FTS.B, 4.988%, 9/24/27 ... 13,240 12,590
a
10647303.SQ.FTS.B, 4.993%, 9/24/27 ... 2,027 1,972
a
10649584.SQ.FTS.B, 5.299%, 9/24/27 ... 1,354 1,322
a
10646882.SQ.FTS.B, 5.533%, 9/24/27 ... 827 813
a
10647065.SQ.FTS.B, 5.553%, 9/24/27 ... 12,070 11,452
a
10648136.SQ.FTS.B, 5.805%, 9/24/27 ... 4,189 3,748
a
10650732.SQ.FTS.B, 6.181%, 9/24/27 ... 11,975 11,534
a
10650432.SQ.FTS.B, 6.185%, 9/24/27 ... 2,171 2,056
a
10645919.SQ.FTS.B, 6.493%, 9/24/27 ... 13,323 12,594
a
10649546.SQ.FTS.B, 6.497%, 9/24/27 ... 3,445 3,364
a
10646943.SQ.FTS.B, 6.518%, 9/24/27 ... 959 857
a
10651064.SQ.FTS.B, 4.549%, 9/25/27 ... 21,910 20,671
a
10652892.SQ.FTS.B, 4.549%, 9/25/27 ... 8,095 7,806
a
10654051.SQ.FTS.B, 4.549%, 9/25/27 ... 2,068 2,000
a
10654362.SQ.FTS.B, 4.549%, 9/25/27 ... 7,032 6,868
a
10654535.SQ.FTS.B, 4.549%, 9/25/27 ... 21,708 20,413
a
10655027.SQ.FTS.B, 4.549%, 9/25/27 ... 15,118 14,722
a
10653844.SQ.FTS.B, 4.555%, 9/25/27 ... 3,426 3,264
a
10653138.SQ.FTS.B, 4.573%, 9/25/27 ... 1,115 1,066
a
10654777.SQ.FTS.B, 4.981%, 9/25/27 ... 2,637 2,548
a
10655292.SQ.FTS.B, 4.988%, 9/25/27 ... 9,603 9,126
a
10653935.SQ.FTS.B, 4.99%, 9/25/27 .... 5,692 5,492
a
10655614.SQ.FTS.B, 5.307%, 9/25/27 ... 1,656 1,617
a
10654796.SQ.FTS.B, 5.553%, 9/25/27 ... 29,497 27,521
a
10654126.SQ.FTS.B, 5.808%, 9/25/27 ... 6,297 6,021
a
10654278.SQ.FTS.B, 5.81%, 9/25/27 .... 2,855 2,767
a
10651890.SQ.FTS.B, 6.112%, 9/25/27 ... 2,391 2,297
a
10655529.SQ.FTS.B, 6.176%, 9/25/27 ... 5,260 4,920
a
10655408.SQ.FTS.B, 6.177%, 9/25/27 ... 5,895 5,531
a
10651999.SQ.FTS.B, 6.18%, 9/25/27 .... 20,443 19,687
a
10654517.SQ.FTS.B, 6.342%, 9/25/27 ... 903 860
a
10655680.SQ.FTS.B, 6.493%, 9/25/27 ... 5,506 5,259
a
10653155.SQ.FTS.B, 6.494%, 9/25/27 ... 15,180 14,886
a
10654084.SQ.FTS.B, 6.494%, 9/25/27 ... 1,571 1,515
a
10655648.SQ.FTS.B, 6.516%, 9/25/27 ... 943 820
a
10660125.SQ.FTS.B, 4.544%, 9/26/27 ... 3,849 3,724

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10659734.SQ.FTS.B, 4.547%, 9/26/27 ... $ 5,869 $ 5,593
a
10665365.SQ.FTS.B, 4.548%, 9/26/27 ... 3,757 3,630
a
10661941.SQ.FTS.B, 4.549%, 9/26/27 ... 15,437 14,895
a
10663812.SQ.FTS.B, 4.549%, 9/26/27 ... 28,875 28,031
a
10664206.SQ.FTS.B, 4.549%, 9/26/27 ... 49,199 47,431
a
10660765.SQ.FTS.B, 4.55%, 9/26/27 .... 27,554 26,261
a
10660279.SQ.FTS.B, 4.551%, 9/26/27 ... 6,175 5,945
a
10662465.SQ.FTS.B, 4.551%, 9/26/27 ... 12,890 12,406
a
10660483.SQ.FTS.B, 4.553%, 9/26/27 ... 4,156 3,999
a
10663768.SQ.FTS.B, 4.558%, 9/26/27 ... 2,992 2,865
a
10659694.SQ.FTS.B, 4.985%, 9/26/27 ... 1,972 1,648
a
10665518.SQ.FTS.B, 4.988%, 9/26/27 ... 223 222
a
10662745.SQ.FTS.B, 4.991%, 9/26/27 ... 2,738 2,641
a
10665454.SQ.FTS.B, 5.302%, 9/26/27 ... 35,215 33,318
a
10660449.SQ.FTS.B, 5.316%, 9/26/27 ... 772 691
a
10663149.SQ.FTS.B, 5.334%, 9/26/27 ... 16,106 15,315
a
10663668.SQ.FTS.B, 5.56%, 9/26/27 .... 3,815 3,572
a
10663586.SQ.FTS.B, 5.801%, 9/26/27 ... 5,072 4,554
a
10663059.SQ.FTS.B, 5.802%, 9/26/27 ... 4,104 3,668
a
10663719.SQ.FTS.B, 6.176%, 9/26/27 ... 1,619 1,578
a
10662924.SQ.FTS.B, 6.177%, 9/26/27 ... 5,308 5,096
a
10663749.SQ.FTS.B, 6.479%, 9/26/27 ... 1,249 281
a
10660001.SQ.FTS.B, 6.489%, 9/26/27 ... 2,819 2,634
a
10660638.SQ.FTS.B, 6.489%, 9/26/27 ... 1,333 1,307
a
10662867.SQ.FTS.B, 6.499%, 9/26/27 ... 3,047 2,817
a
10667848.SQ.FTS.B, 4.546%, 9/27/27 ... 3,883 3,746
a
10670328.SQ.FTS.B, 4.546%, 9/27/27 ... 3,234 3,170
a
10665656.SQ.FTS.B, 4.549%, 9/27/27 ... 19,375 18,876
a
10666729.SQ.FTS.B, 4.549%, 9/27/27 ... 10,337 10,126
a
10667492.SQ.FTS.B, 4.549%, 9/27/27 ... 9,461 9,326
a
10670181.SQ.FTS.B, 4.549%, 9/27/27 ... 8,082 7,810
a
10670914.SQ.FTS.B, 4.549%, 9/27/27 ... 9,935 9,514
a
10668593.SQ.FTS.B, 4.55%, 9/27/27 .... 35,140 34,126
a
10667382.SQ.FTS.B, 4.554%, 9/27/27 ... 3,475 3,347
a
10668009.SQ.FTS.B, 4.554%, 9/27/27 ... 3,415 3,060
a
10668067.SQ.FTS.B, 4.988%, 9/27/27 ... 7,286 7,079
a
10669404.SQ.FTS.B, 4.988%, 9/27/27 ... 38,983 32,418
a
10670414.SQ.FTS.B, 5.301%, 9/27/27 ... 31,962 30,555
a
10669134.SQ.FTS.B, 5.553%, 9/27/27 ... 3,256 3,089
a
10670386.SQ.FTS.B, 6.101%, 9/27/27 ... 1,055 890
a
10670013.SQ.FTS.B, 6.18%, 9/27/27 .... 2,609 2,572
a
10668346.SQ.FTS.B, 6.337%, 9/27/27 ... 15,967 9,347
a
10669190.SQ.FTS.B, 6.493%, 9/27/27 ... 9,863 9,406
a
10671455.SQ.FTS.B, 4.549%, 9/28/27 ... 1,733 1,710
a
10671707.SQ.FTS.B, 4.549%, 9/28/27 ... 28,291 26,990
a
10672016.SQ.FTS.B, 4.549%, 9/28/27 ... 10,073 9,788
Description
Principal
Amount Value
Block, Inc. (continued)
a
10672183.SQ.FTS.B, 4.549%, 9/28/27 ... $ 5,204 $ 4,964
a
10671528.SQ.FTS.B, 4.551%, 9/28/27 ... 13,106 12,503
a
10671324.SQ.FTS.B, 4.552%, 9/28/27 ... 8,281 8,008
a
10672155.SQ.FTS.B, 4.992%, 9/28/27 ... 2,732 2,233
a
10671416.SQ.FTS.B, 5.312%, 9/28/27 ... 1,701 1,388
a
10671690.SQ.FTS.B, 5.55%, 9/28/27 .... 2,255 2,108
a
10671441.SQ.FTS.B, 6.488%, 9/28/27 ... 802 772
a
10671477.SQ.FTS.B, 6.494%, 9/28/27 ... 1,747 1,705
a
10672939.SQ.FTS.B, 4.544%, 9/29/27 ... 2,694 2,606
a
10672620.SQ.FTS.B, 4.546%, 9/29/27 ... 2,359 2,278
a
10672648.SQ.FTS.B, 4.547%, 9/29/27 ... 5,046 4,960
a
10672265.SQ.FTS.B, 4.55%, 9/29/27 .... 3,291 3,251
a
10672773.SQ.FTS.B, 4.552%, 9/29/27 ... 7,667 7,536
a
10672959.SQ.FTS.B, 4.552%, 9/29/27 ... 1,798 1,729
a
10673178.SQ.FTS.B, 4.557%, 9/29/27 ... 3,434 3,305
a
10672725.SQ.FTS.B, 4.558%, 9/29/27 ... 2,986 2,862
a
10673091.SQ.FTS.B, 5.002%, 9/29/27 ... 1,834 1,755
a
10672387.SQ.FTS.B, 5.352%, 9/29/27 ... 913 838
a
10672992.SQ.FTS.B, 5.551%, 9/29/27 ... 1,782 1,768
a
10672410.SQ.FTS.B, 5.552%, 9/29/27 ... 14,660 14,212
a
10672319.SQ.FTS.B, 5.553%, 9/29/27 ... 4,210 4,088
a
10672592.SQ.FTS.B, 6.183%, 9/29/27 ... 1,231 1,208
a
10672884.SQ.FTS.B, 6.332%, 9/29/27 ... 2,870 2,724
a
10673119.SQ.FTS.B, 6.493%, 9/29/27 ... 4,015 3,502
a
10672867.SQ.FTS.B, 6.494%, 9/29/27 ... 499 487
a
10683784.SQ.FTS.B, 4.545%, 9/30/27 ... 3,139 3,014
a
10685463.SQ.FTS.B, 4.546%, 9/30/27 ... 4,996 4,790
a
10674689.SQ.FTS.B, 4.549%, 9/30/27 ... 23,353 22,670
a
10676426.SQ.FTS.B, 4.549%, 9/30/27 ... 59,777 56,122
a
10680387.SQ.FTS.B, 4.549%, 9/30/27 ... 7,616 7,307
a
10682513.SQ.FTS.B, 4.549%, 9/30/27 ... 9,263 8,916
a
10682791.SQ.FTS.B, 4.549%, 9/30/27 ... 9,566 9,211
a
10683669.SQ.FTS.B, 4.549%, 9/30/27 ... 9,254 8,888
a
10684775.SQ.FTS.B, 4.549%, 9/30/27 ... 44,291 42,634
a
10680802.SQ.FTS.B, 4.55%, 9/30/27 .... 39,032 37,529
a
10681900.SQ.FTS.B, 4.55%, 9/30/27 .... 10,157 9,761
a
10686192.SQ.FTS.B, 4.55%, 9/30/27 .... 3,894 3,742
a
10683239.SQ.FTS.B, 4.551%, 9/30/27 ... 6,473 6,206
a
10684496.SQ.FTS.B, 4.551%, 9/30/27 ... 3,719 3,565
a
10683596.SQ.FTS.B, 4.552%, 9/30/27 ... 3,895 3,744
a
10683875.SQ.FTS.B, 4.557%, 9/30/27 ... 2,676 2,570
a
10683392.SQ.FTS.B, 4.986%, 9/30/27 ... 9,571 9,110
a
10684287.SQ.FTS.B, 4.988%, 9/30/27 ... 11,499 11,087
a
10675951.SQ.FTS.B, 4.989%, 9/30/27 ... 20,457 19,845
a
10685889.SQ.FTS.B, 4.991%, 9/30/27 ... 5,614 5,362
a
10674604.SQ.FTS.B, 4.992%, 9/30/27 ... 7,560 7,233

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10683813.SQ.FTS.B, 4.992%, 9/30/27 ... $ 3,559 $ 3,399
a
10686360.SQ.FTS.B, 5.302%, 9/30/27 ... 3,065 2,886
a
10680126.SQ.FTS.B, 5.333%, 9/30/27 ... 11,149 9,496
a
10684641.SQ.FTS.B, 5.553%, 9/30/27 ... 3,823 3,706
a
10679536.SQ.FTS.B, 5.554%, 9/30/27 ... 4,226 3,449
a
10684064.SQ.FTS.B, 5.804%, 9/30/27 ... 14,202 13,643
a
10684573.SQ.FTS.B, 5.804%, 9/30/27 ... 1,895 1,526
a
10685562.SQ.FTS.B, 5.804%, 9/30/27 ... 9,665 9,227
a
10685698.SQ.FTS.B, 5.805%, 9/30/27 ... 6,635 6,433
a
10679970.SQ.FTS.B, 5.806%, 9/30/27 ... 4,606 4,473
a
10683910.SQ.FTS.B, 5.806%, 9/30/27 ... 11,723 11,188
a
10683153.SQ.FTS.B, 6.115%, 9/30/27 ... 498 482
a
10684491.SQ.FTS.B, 6.14%, 9/30/27 .... 782 722
a
10682224.SQ.FTS.B, 6.18%, 9/30/27 .... 11,099 10,522
a
10682741.SQ.FTS.B, 6.181%, 9/30/27 ... 1,397 1,348
a
10680525.SQ.FTS.B, 6.183%, 9/30/27 ... 10,301 9,874
a
10686055.SQ.FTS.B, 6.333%, 9/30/27 ... 1,581 1,527
a
10680416.SQ.FTS.B, 6.362%, 9/30/27 ... 981 722
a
10680097.SQ.FTS.B, 6.472%, 9/30/27 ... 591 576
a
10679589.SQ.FTS.B, 6.494%, 9/30/27 ... 25,795 6,314
a
10681643.SQ.FTS.B, 6.496%, 9/30/27 ... 3,779 3,652
a
10684608.SQ.FTS.B, 6.503%, 9/30/27 ... 3,480 2,443
a
10689422.SQ.FTS.B, 4.549%, 10/01/27 .. 76,455 73,436
a
10687977.SQ.FTS.B, 4.55%, 10/01/27 ... 9,875 9,502
a
10690477.SQ.FTS.B, 4.55%, 10/01/27 ... 24,159 23,215
a
10689187.SQ.FTS.B, 4.551%, 10/01/27 .. 3,486 3,334
a
10688128.SQ.FTS.B, 4.558%, 10/01/27 .. 2,778 2,675
a
10688931.SQ.FTS.B, 4.987%, 10/01/27 .. 12,955 12,326
a
10688170.SQ.FTS.B, 4.988%, 10/01/27 .. 43,815 41,841
a
10687603.SQ.FTS.B, 5.301%, 10/01/27 .. 15,267 14,233
a
10689308.SQ.FTS.B, 5.304%, 10/01/27 .. 3,978 3,826
a
10686702.SQ.FTS.B, 5.307%, 10/01/27 .. 4,077 3,838
a
10691213.SQ.FTS.B, 5.331%, 10/01/27 .. 4,079 2,421
a
10689265.SQ.FTS.B, 5.333%, 10/01/27 .. 3,672 3,315
a
10686840.SQ.FTS.B, 5.336%, 10/01/27 .. 186 180
a
10686865.SQ.FTS.B, 5.552%, 10/01/27 .. 15,797 15,185
a
10691287.SQ.FTS.B, 5.806%, 10/01/27 .. 15,595 14,801
a
10691130.SQ.FTS.B, 6.118%, 10/01/27 .. 4,143 3,823
a
10687545.SQ.FTS.B, 6.474%, 10/01/27 .. 625 603
a
10689131.SQ.FTS.B, 6.493%, 10/01/27 .. 6,993 4,917
a
10700435.SQ.FTS.B, 4.537%, 10/02/27 .. 1,616 1,554
a
10695186.SQ.FTS.B, 4.549%, 10/02/27 .. 11,894 11,370
a
10696499.SQ.FTS.B, 4.549%, 10/02/27 .. 9,159 8,802
a
10697787.SQ.FTS.B, 4.549%, 10/02/27 .. 44,412 42,763
a
10698736.SQ.FTS.B, 4.549%, 10/02/27 .. 26,628 25,577
a
10699312.SQ.FTS.B, 4.549%, 10/02/27 .. 2,212 2,128
Description
Principal
Amount Value
Block, Inc. (continued)
a
10696616.SQ.FTS.B, 4.551%, 10/02/27 .. $ 10,924 $ 10,493
a
10696906.SQ.FTS.B, 4.551%, 10/02/27 .. 14,707 13,495
a
10697678.SQ.FTS.B, 4.551%, 10/02/27 .. 6,001 5,766
a
10695849.SQ.FTS.B, 4.552%, 10/02/27 .. 9,914 9,501
a
10697352.SQ.FTS.B, 4.553%, 10/02/27 .. 7,317 7,010
a
10699368.SQ.FTS.B, 4.553%, 10/02/27 .. 5,450 5,187
a
10700631.SQ.FTS.B, 4.986%, 10/02/27 .. 8,480 8,095
a
10695703.SQ.FTS.B, 4.99%, 10/02/27 ... 7,072 6,751
a
10696874.SQ.FTS.B, 5.324%, 10/02/27 .. 1,146 1,093
a
10700453.SQ.FTS.B, 5.327%, 10/02/27 .. 2,963 2,780
a
10699497.SQ.FTS.B, 5.553%, 10/02/27 .. 39,781 38,085
a
10697597.SQ.FTS.B, 5.554%, 10/02/27 .. 6,247 5,955
a
10699452.SQ.FTS.B, 5.56%, 10/02/27 ... 2,180 2,077
a
10700586.SQ.FTS.B, 5.804%, 10/02/27 .. 1,585 1,504
a
10700183.SQ.FTS.B, 6.118%, 10/02/27 .. 1,000 955
a
10696355.SQ.FTS.B, 6.174%, 10/02/27 .. 1,767 1,708
a
10695488.SQ.FTS.B, 6.181%, 10/02/27 .. 6,597 6,297
a
10696458.SQ.FTS.B, 6.197%, 10/02/27 .. 1,390 1,092
a
10700216.SQ.FTS.B, 6.496%, 10/02/27 .. 8,997 8,282
a
10700495.SQ.FTS.B, 6.497%, 10/02/27 .. 5,500 5,249
a
10705579.SQ.FTS.B, 4.543%, 10/03/27 .. 2,097 2,020
a
10705986.SQ.FTS.B, 4.547%, 10/03/27 .. 6,878 6,576
a
10700922.SQ.FTS.B, 4.549%, 10/03/27 .. 5,563 5,329
a
10703536.SQ.FTS.B, 4.549%, 10/03/27 .. 41,754 40,163
a
10705240.SQ.FTS.B, 4.549%, 10/03/27 .. 4,885 4,698
a
10706179.SQ.FTS.B, 4.549%, 10/03/27 .. 8,549 8,201
a
10703210.SQ.FTS.B, 4.551%, 10/03/27 .. 15,549 14,916
a
10705388.SQ.FTS.B, 4.554%, 10/03/27 .. 4,721 4,541
a
10705085.SQ.FTS.B, 4.99%, 10/03/27 ... 14,128 13,226
a
10703116.SQ.FTS.B, 5.323%, 10/03/27 .. 1,003 966
a
10704490.SQ.FTS.B, 5.338%, 10/03/27 .. 724 670
a
10705016.SQ.FTS.B, 5.549%, 10/03/27 .. 6,090 5,732
a
10704842.SQ.FTS.B, 5.552%, 10/03/27 .. 11,494 9,653
a
10701133.SQ.FTS.B, 5.804%, 10/03/27 .. 38,280 36,119
a
10704495.SQ.FTS.B, 6.107%, 10/03/27 .. 825 776
a
10705658.SQ.FTS.B, 6.162%, 10/03/27 .. 545 527
a
10705232.SQ.FTS.B, 6.309%, 10/03/27 .. 797 672
a
10705693.SQ.FTS.B, 6.49%, 10/03/27 ... 2,585 2,473
a
10702769.SQ.FTS.B, 6.493%, 10/03/27 .. 4,907 4,735
a
10704537.SQ.FTS.B, 6.493%, 10/03/27 .. 18,300 16,278
a
10703152.SQ.FTS.B, 6.494%, 10/03/27 .. 1,032 1,005
a
10700777.SQ.FTS.B, 6.496%, 10/03/27 .. 3,290 2,897
a
10705773.SQ.FTS.B, 6.497%, 10/03/27 .. 7,340 6,926
a
10701112.SQ.FTS.B, 6.506%, 10/03/27 .. 1,287 1,108
a
10706945.SQ.FTS.B, 4.55%, 10/04/27 ... 10,565 9,695
a
10707147.SQ.FTS.B, 4.551%, 10/04/27 .. 7,777 7,478

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10706537.SQ.FTS.B, 4.553%, 10/04/27 .. $ 6,802 $ 6,498
a
10707061.SQ.FTS.B, 4.556%, 10/04/27 .. 3,673 3,532
a
10707097.SQ.FTS.B, 4.558%, 10/04/27 .. 1,871 1,800
a
10707120.SQ.FTS.B, 4.979%, 10/04/27 .. 1,571 1,471
a
10706908.SQ.FTS.B, 4.983%, 10/04/27 .. 2,190 2,109
a
10706406.SQ.FTS.B, 4.991%, 10/04/27 .. 8,299 7,953
a
10706515.SQ.FTS.B, 5.293%, 10/04/27 .. 1,312 1,261
a
10706686.SQ.FTS.B, 5.302%, 10/04/27 .. 18,660 17,927
a
10707293.SQ.FTS.B, 5.306%, 10/04/27 .. 2,326 1,969
a
10707398.SQ.FTS.B, 6.105%, 10/04/27 .. 824 794
a
10706523.SQ.FTS.B, 6.162%, 10/04/27 .. 1,080 1,041
a
10707322.SQ.FTS.B, 6.172%, 10/04/27 .. 2,399 2,290
a
10707247.SQ.FTS.B, 6.187%, 10/04/27 .. 3,287 3,146
a
10706881.SQ.FTS.B, 6.193%, 10/04/27 .. 2,319 2,087
a
10707382.SQ.FTS.B, 6.346%, 10/04/27 .. 1,125 1,051
a
10707354.SQ.FTS.B, 6.495%, 10/04/27 .. 2,799 2,677
a
10706615.SQ.FTS.B, 6.497%, 10/04/27 .. 5,175 4,998
a
10707417.SQ.FTS.B, 4.549%, 10/05/27 .. 19,854 18,895
a
10708280.SQ.FTS.B, 4.549%, 10/05/27 .. 2,625 2,515
a
10708301.SQ.FTS.B, 4.988%, 10/05/27 .. 8,909 8,562
a
10707791.SQ.FTS.B, 5.3%, 10/05/27 .... 14,551 13,679
a
10707655.SQ.FTS.B, 5.303%, 10/05/27 .. 15,611 14,852
a
10707997.SQ.FTS.B, 5.804%, 10/05/27 .. 21,665 20,785
a
10707618.SQ.FTS.B, 6.187%, 10/05/27 .. 2,582 2,472
a
10707970.SQ.FTS.B, 6.491%, 10/05/27 .. 1,169 1,127
a
10714132.SQ.FTS.B, 4.539%, 10/06/27 .. 1,790 1,721
a
10709937.SQ.FTS.B, 4.549%, 10/06/27 .. 1,942 1,861
a
10712427.SQ.FTS.B, 4.549%, 10/06/27 .. 58,083 55,936
a
10713721.SQ.FTS.B, 4.549%, 10/06/27 .. 11,353 10,884
a
10714402.SQ.FTS.B, 4.549%, 10/06/27 .. 77,404 74,401
a
10714341.SQ.FTS.B, 4.55%, 10/06/27 ... 5,333 5,113
a
10711910.SQ.FTS.B, 4.551%, 10/06/27 .. 21,807 20,039
a
10710503.SQ.FTS.B, 4.987%, 10/06/27 .. 7,955 7,646
a
10713913.SQ.FTS.B, 4.989%, 10/06/27 .. 4,662 4,430
a
10714204.SQ.FTS.B, 5.338%, 10/06/27 .. 508 492
a
10714027.SQ.FTS.B, 5.801%, 10/06/27 .. 5,394 5,087
a
10710862.SQ.FTS.B, 5.804%, 10/06/27 .. 16,583 13,409
a
10711384.SQ.FTS.B, 5.804%, 10/06/27 .. 14,916 14,307
a
10711759.SQ.FTS.B, 6.178%, 10/06/27 .. 3,156 3,019
a
10711237.SQ.FTS.B, 6.181%, 10/06/27 .. 5,703 5,494
a
10709740.SQ.FTS.B, 6.186%, 10/06/27 .. 3,795 3,656
a
10711815.SQ.FTS.B, 6.186%, 10/06/27 .. 2,730 2,611
a
10710734.SQ.FTS.B, 6.342%, 10/06/27 .. 3,036 2,838
a
10712389.SQ.FTS.B, 6.489%, 10/06/27 .. 1,346 1,014
a
10719060.SQ.FTS.B, 4.537%, 10/07/27 .. 1,533 1,472
a
10717130.SQ.FTS.B, 4.543%, 10/07/27 .. 2,193 2,102
Description
Principal
Amount Value
Block, Inc. (continued)
a
10718645.SQ.FTS.B, 4.549%, 10/07/27 .. $ 2,634 $ 2,522
a
10718340.SQ.FTS.B, 4.551%, 10/07/27 .. 6,791 6,487
a
10722173.SQ.FTS.B, 4.551%, 10/07/27 .. 17,961 17,198
a
10719107.SQ.FTS.B, 4.997%, 10/07/27 .. 3,025 2,886
a
10721515.SQ.FTS.B, 5.302%, 10/07/27 .. 36,695 35,204
a
10717700.SQ.FTS.B, 5.305%, 10/07/27 .. 7,664 7,395
a
10717263.SQ.FTS.B, 5.311%, 10/07/27 .. 2,479 2,357
a
10717506.SQ.FTS.B, 5.322%, 10/07/27 .. 1,203 1,077
a
10715736.SQ.FTS.B, 5.547%, 10/07/27 .. 3,208 3,056
a
10716131.SQ.FTS.B, 5.553%, 10/07/27 .. 8,409 8,064
a
10721089.SQ.FTS.B, 5.555%, 10/07/27 .. 10,035 9,613
a
10720842.SQ.FTS.B, 5.557%, 10/07/27 .. 6,032 5,710
a
10718891.SQ.FTS.B, 5.802%, 10/07/27 .. 6,404 5,850
a
10723893.SQ.FTS.B, 6.177%, 10/07/27 .. 5,682 5,425
a
10720741.SQ.FTS.B, 6.179%, 10/07/27 .. 5,717 3,166
a
10715941.SQ.FTS.B, 6.327%, 10/07/27 .. 70 68
a
10715991.SQ.FTS.B, 6.471%, 10/07/27 .. 467 454
a
10722884.SQ.FTS.B, 6.493%, 10/07/27 .. 28,926 26,862
a
10719311.SQ.FTS.B, 6.494%, 10/07/27 .. 22,195 20,135
a
10722457.SQ.FTS.B, 6.495%, 10/07/27 .. 20,867 19,949
a
10718168.SQ.FTS.B, 6.497%, 10/07/27 .. 1,771 1,706
a
10720629.SQ.FTS.B, 6.502%, 10/07/27 .. 4,031 1,948
a
10721469.SQ.FTS.B, 6.507%, 10/07/27 .. 2,091 1,806
a
10726880.SQ.FTS.B, 4.547%, 10/08/27 .. 8,995 8,621
a
10724047.SQ.FTS.B, 4.549%, 10/08/27 .. 12,485 12,011
a
10725805.SQ.FTS.B, 4.549%, 10/08/27 .. 19,414 18,598
a
10727106.SQ.FTS.B, 4.549%, 10/08/27 .. 15,967 15,304
a
10728411.SQ.FTS.B, 4.549%, 10/08/27 .. 20,038 19,063
a
10728970.SQ.FTS.B, 4.549%, 10/08/27 .. 7,980 7,639
a
10729136.SQ.FTS.B, 4.549%, 10/08/27 .. 17,615 16,872
a
10729431.SQ.FTS.B, 4.549%, 10/08/27 .. 7,142 6,838
a
10729553.SQ.FTS.B, 4.552%, 10/08/27 .. 8,515 8,151
a
10725689.SQ.FTS.B, 4.554%, 10/08/27 .. 3,415 3,269
a
10724841.SQ.FTS.B, 4.991%, 10/08/27 .. 4,670 4,502
a
10728653.SQ.FTS.B, 5.302%, 10/08/27 .. 16,116 15,552
a
10729393.SQ.FTS.B, 5.335%, 10/08/27 .. 1,971 1,877
a
10729379.SQ.FTS.B, 5.338%, 10/08/27 .. 547 526
a
10729628.SQ.FTS.B, 6.18%, 10/08/27 ... 34,850 32,995
a
10728935.SQ.FTS.B, 6.187%, 10/08/27 .. 3,092 2,978
a
10726585.SQ.FTS.B, 6.334%, 10/08/27 .. 4,153 3,889
a
10727511.SQ.FTS.B, 6.337%, 10/08/27 .. 29,956 28,006
a
10726773.SQ.FTS.B, 6.34%, 10/08/27 ... 1,709 1,639
a
10725139.SQ.FTS.B, 6.498%, 10/08/27 .. 4,190 4,002
a
10737883.SQ.FTS.B, 4.537%, 10/09/27 .. 2,389 2,194
a
10737563.SQ.FTS.B, 4.547%, 10/09/27 .. 4,706 4,503
a
10736164.SQ.FTS.B, 4.548%, 10/09/27 .. 5,349 5,124

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10735346.SQ.FTS.B, 4.549%, 10/09/27 .. $ 12,872 $ 12,357
a
10736452.SQ.FTS.B, 4.549%, 10/09/27 .. 3,609 3,448
a
10738905.SQ.FTS.B, 4.549%, 10/09/27 .. 7,421 6,817
a
10736572.SQ.FTS.B, 4.55%, 10/09/27 ... 2,396 2,296
a
10738008.SQ.FTS.B, 4.55%, 10/09/27 ... 23,902 22,814
a
10736718.SQ.FTS.B, 4.551%, 10/09/27 .. 2,032 1,933
a
10737379.SQ.FTS.B, 4.551%, 10/09/27 .. 11,180 10,745
a
10738680.SQ.FTS.B, 4.552%, 10/09/27 .. 9,900 9,485
a
10738404.SQ.FTS.B, 4.987%, 10/09/27 .. 17,219 14,974
a
10735826.SQ.FTS.B, 4.993%, 10/09/27 .. 6,564 6,208
a
10735171.SQ.FTS.B, 5.307%, 10/09/27 .. 1,841 1,765
a
10738613.SQ.FTS.B, 5.311%, 10/09/27 .. 2,795 2,680
a
10736796.SQ.FTS.B, 5.335%, 10/09/27 .. 9,568 8,844
a
10738988.SQ.FTS.B, 5.553%, 10/09/27 .. 81,673 68,914
a
10740905.SQ.FTS.B, 5.555%, 10/09/27 .. 6,211 5,851
a
10735253.SQ.FTS.B, 6.124%, 10/09/27 .. 831 808
a
10737996.SQ.FTS.B, 6.18%, 10/09/27 ... 669 643
a
10740422.SQ.FTS.B, 6.18%, 10/09/27 ... 18,412 17,578
a
10737757.SQ.FTS.B, 6.338%, 10/09/27 .. 3,280 3,030
a
10737954.SQ.FTS.B, 6.495%, 10/09/27 .. 1,383 1,274
a
10734969.SQ.FTS.B, 6.498%, 10/09/27 .. 4,315 3,766
a
10734909.SQ.FTS.B, 6.508%, 10/09/27 .. 1,963 1,791
a
10745499.SQ.FTS.B, 4.546%, 10/10/27 .. 5,039 4,809
a
10743522.SQ.FTS.B, 4.549%, 10/10/27 .. 4,238 4,073
a
10745651.SQ.FTS.B, 4.549%, 10/10/27 .. 23,369 22,442
a
10746310.SQ.FTS.B, 4.549%, 10/10/27 .. 18,410 17,634
a
10741259.SQ.FTS.B, 4.988%, 10/10/27 .. 25,557 24,165
a
10742833.SQ.FTS.B, 5.552%, 10/10/27 .. 24,968 21,082
a
10745616.SQ.FTS.B, 6.176%, 10/10/27 .. 1,098 1,048
a
10746697.SQ.FTS.B, 6.181%, 10/10/27 .. 3,873 3,592
a
10742504.SQ.FTS.B, 6.184%, 10/10/27 .. 4,678 4,208
a
10746273.SQ.FTS.B, 6.329%, 10/10/27 .. 1,645 1,520
a
10745498.SQ.FTS.B, 6.337%, 10/10/27 .. 600 580
a
10744888.SQ.FTS.B, 6.477%, 10/10/27 .. 887 853
a
10742426.SQ.FTS.B, 6.479%, 10/10/27 .. 623 602
a
10744915.SQ.FTS.B, 6.495%, 10/10/27 .. 23,211 22,027
a
10746775.SQ.FTS.B, 6.495%, 10/10/27 .. 17,466 16,699
a
10747249.SQ.FTS.B, 4.544%, 10/11/27 .. 3,726 3,584
a
10747803.SQ.FTS.B, 4.547%, 10/11/27 .. 5,720 5,504
a
10747284.SQ.FTS.B, 4.549%, 10/11/27 .. 7,727 7,420
a
10747364.SQ.FTS.B, 4.549%, 10/11/27 .. 9,934 9,546
a
10747136.SQ.FTS.B, 4.982%, 10/11/27 .. 3,003 2,806
a
10746997.SQ.FTS.B, 4.988%, 10/11/27 .. 6,141 5,912
a
10747080.SQ.FTS.B, 5.333%, 10/11/27 .. 180 173
a
10746989.SQ.FTS.B, 5.345%, 10/11/27 .. 1,452 1,360
a
10746860.SQ.FTS.B, 5.553%, 10/11/27 .. 8,629 8,296
Description
Principal
Amount Value
Block, Inc. (continued)
a
10747763.SQ.FTS.B, 5.796%, 10/11/27 .. $ 3,040 $ 2,781
a
10746983.SQ.FTS.B, 6.102%, 10/11/27 .. 1,066 1,019
a
10747172.SQ.FTS.B, 6.179%, 10/11/27 .. 5,883 5,564
a
10747531.SQ.FTS.B, 6.18%, 10/11/27 ... 13,245 12,639
a
10747732.SQ.FTS.B, 6.494%, 10/11/27 .. 2,545 2,450
a
10747083.SQ.FTS.B, 6.496%, 10/11/27 .. 5,148 4,760
a
10747694.SQ.FTS.B, 6.498%, 10/11/27 .. 2,920 2,728
a
10747501.SQ.FTS.B, 6.504%, 10/11/27 .. 2,843 2,093
a
10748259.SQ.FTS.B, 4.548%, 10/12/27 .. 10,431 9,990
a
10748394.SQ.FTS.B, 4.549%, 10/12/27 .. 7,048 6,752
a
10747963.SQ.FTS.B, 4.554%, 10/12/27 .. 4,090 3,758
a
10747874.SQ.FTS.B, 4.556%, 10/12/27 .. 4,008 3,811
a
10748440.SQ.FTS.B, 4.98%, 10/12/27 ... 3,072 2,940
a
10748551.SQ.FTS.B, 4.987%, 10/12/27 .. 15,777 15,197
a
10748375.SQ.FTS.B, 4.999%, 10/12/27 .. 2,239 1,949
a
10748228.SQ.FTS.B, 5.332%, 10/12/27 .. 2,184 1,987
a
10747932.SQ.FTS.B, 5.555%, 10/12/27 .. 1,669 1,589
a
10748479.SQ.FTS.B, 5.806%, 10/12/27 .. 5,847 5,541
a
10747999.SQ.FTS.B, 5.808%, 10/12/27 .. 3,326 3,095
a
10747992.SQ.FTS.B, 6.094%, 10/12/27 .. 107 104
a
10747896.SQ.FTS.B, 6.488%, 10/12/27 .. 2,104 2,035
a
10748036.SQ.FTS.B, 6.493%, 10/12/27 .. 15,837 15,141
a
10750346.SQ.FTS.B, 4.542%, 10/13/27 .. 1,931 1,846
a
10755688.SQ.FTS.B, 4.545%, 10/13/27 .. 4,072 3,899
a
10754351.SQ.FTS.B, 4.546%, 10/13/27 .. 5,043 4,839
a
10755702.SQ.FTS.B, 4.548%, 10/13/27 .. 3,826 3,675
a
10750363.SQ.FTS.B, 4.549%, 10/13/27 .. 4,460 4,273
a
10752912.SQ.FTS.B, 4.549%, 10/13/27 .. 1,774 1,700
a
10756247.SQ.FTS.B, 4.549%, 10/13/27 .. 15,210 14,569
a
10754569.SQ.FTS.B, 4.55%, 10/13/27 ... 49,279 47,343
a
10754423.SQ.FTS.B, 4.551%, 10/13/27 .. 4,893 4,686
a
10752618.SQ.FTS.B, 4.552%, 10/13/27 .. 11,060 10,167
a
10751477.SQ.FTS.B, 4.556%, 10/13/27 .. 2,514 2,408
a
10751902.SQ.FTS.B, 4.557%, 10/13/27 .. 3,146 3,022
a
10756170.SQ.FTS.B, 4.988%, 10/13/27 .. 5,778 5,038
a
10753155.SQ.FTS.B, 4.989%, 10/13/27 .. 15,859 15,216
a
10752136.SQ.FTS.B, 4.99%, 10/13/27 ... 8,539 8,138
a
10751554.SQ.FTS.B, 4.991%, 10/13/27 .. 9,778 9,240
a
10755797.SQ.FTS.B, 4.994%, 10/13/27 .. 4,095 3,929
a
10754498.SQ.FTS.B, 5.339%, 10/13/27 .. 1,230 1,191
a
10754459.SQ.FTS.B, 5.547%, 10/13/27 .. 2,097 2,010
a
10752340.SQ.FTS.B, 5.804%, 10/13/27 .. 9,309 8,998
a
10753426.SQ.FTS.B, 5.805%, 10/13/27 .. 28,852 27,179
a
10754307.SQ.FTS.B, 6.113%, 10/13/27 .. 4,333 4,005
a
10752956.SQ.FTS.B, 6.175%, 10/13/27 .. 3,209 3,097
a
10755981.SQ.FTS.B, 6.18%, 10/13/27 ... 10,436 9,783

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10752053.SQ.FTS.B, 6.337%, 10/13/27 .. $ 2,938 $ 2,780
a
10750579.SQ.FTS.B, 6.339%, 10/13/27 .. 8,657 8,372
a
10753904.SQ.FTS.B, 6.494%, 10/13/27 .. 38,296 29,128
a
10751332.SQ.FTS.B, 6.5%, 10/13/27 .... 2,234 2,157
a
10755596.SQ.FTS.B, 6.5%, 10/13/27 .... 2,883 2,789
a
10752902.SQ.FTS.B, 6.513%, 10/13/27 .. 735 693
a
10757074.SQ.FTS.B, 4.547%, 10/14/27 .. 8,304 7,976
a
10756601.SQ.FTS.B, 4.548%, 10/14/27 .. 3,100 2,985
a
10756507.SQ.FTS.B, 4.549%, 10/14/27 .. 3,089 2,968
a
10756984.SQ.FTS.B, 4.549%, 10/14/27 .. 1,716 1,646
a
10757666.SQ.FTS.B, 4.549%, 10/14/27 .. 4,618 4,407
a
10760378.SQ.FTS.B, 4.549%, 10/14/27 .. 4,362 4,195
a
10761284.SQ.FTS.B, 4.549%, 10/14/27 .. 42,613 40,803
a
10758344.SQ.FTS.B, 4.552%, 10/14/27 .. 9,190 8,816
a
10761145.SQ.FTS.B, 4.553%, 10/14/27 .. 6,576 6,287
a
10759930.SQ.FTS.B, 4.987%, 10/14/27 .. 11,964 11,301
a
10760823.SQ.FTS.B, 4.988%, 10/14/27 .. 10,876 10,474
a
10758132.SQ.FTS.B, 5.551%, 10/14/27 .. 7,155 6,762
a
10758815.SQ.FTS.B, 5.552%, 10/14/27 .. 33,048 31,753
a
10757801.SQ.FTS.B, 5.553%, 10/14/27 .. 9,138 8,754
a
10759585.SQ.FTS.B, 5.553%, 10/14/27 .. 19,148 18,314
a
10756327.SQ.FTS.B, 5.797%, 10/14/27 .. 3,920 3,203
a
10758556.SQ.FTS.B, 5.802%, 10/14/27 .. 7,632 7,305
a
10759452.SQ.FTS.B, 5.804%, 10/14/27 .. 5,436 5,217
a
10760552.SQ.FTS.B, 6.108%, 10/14/27 .. 1,510 1,446
a
10760606.SQ.FTS.B, 6.118%, 10/14/27 .. 5,331 4,712
a
10760740.SQ.FTS.B, 6.17%, 10/14/27 ... 2,057 1,961
a
10760313.SQ.FTS.B, 6.173%, 10/14/27 .. 2,390 2,240
a
10756815.SQ.FTS.B, 6.177%, 10/14/27 .. 5,042 4,726
a
10757022.SQ.FTS.B, 6.19%, 10/14/27 ... 1,813 1,731
a
10758295.SQ.FTS.B, 6.194%, 10/14/27 .. 1,292 1,241
a
10757525.SQ.FTS.B, 6.488%, 10/14/27 .. 2,780 2,669
a
10760225.SQ.FTS.B, 6.489%, 10/14/27 .. 3,652 3,359
a
10758096.SQ.FTS.B, 6.491%, 10/14/27 .. 1,366 1,307
a
10758730.SQ.FTS.B, 6.493%, 10/14/27 .. 6,738 6,427
a
10760483.SQ.FTS.B, 6.493%, 10/14/27 .. 2,077 1,498
a
10761997.SQ.FTS.B, 4.547%, 10/15/27 .. 3,256 3,118
a
10762255.SQ.FTS.B, 4.547%, 10/15/27 .. 8,431 8,058
a
10762781.SQ.FTS.B, 4.549%, 10/15/27 .. 7,096 6,802
a
10763205.SQ.FTS.B, 4.549%, 10/15/27 .. 13,214 12,724
a
10763738.SQ.FTS.B, 4.549%, 10/15/27 .. 23,019 22,043
a
10764972.SQ.FTS.B, 4.551%, 10/15/27 .. 17,356 16,617
a
10761894.SQ.FTS.B, 4.984%, 10/15/27 .. 4,029 3,762
a
10764260.SQ.FTS.B, 4.985%, 10/15/27 .. 7,598 5,206
a
10764514.SQ.FTS.B, 4.988%, 10/15/27 .. 3,495 3,343
a
10762555.SQ.FTS.B, 4.991%, 10/15/27 .. 3,582 3,382
Description
Principal
Amount Value
Block, Inc. (continued)
a
10766717.SQ.FTS.B, 4.992%, 10/15/27 .. $ 6,943 $ 6,596
a
10762104.SQ.FTS.B, 4.994%, 10/15/27 .. 3,786 3,607
a
10765818.SQ.FTS.B, 5.302%, 10/15/27 .. 48,467 46,504
a
10761798.SQ.FTS.B, 6.113%, 10/15/27 .. 1,623 1,541
a
10763061.SQ.FTS.B, 6.178%, 10/15/27 .. 3,597 2,872
a
10764656.SQ.FTS.B, 6.492%, 10/15/27 .. 8,176 7,856
a
10767142.SQ.FTS.B, 6.494%, 10/15/27 .. 13,426 12,532
a
10765335.SQ.FTS.B, 6.496%, 10/15/27 .. 1,075 1,035
a
10765504.SQ.FTS.B, 6.496%, 10/15/27 .. 13,222 12,456
a
10761667.SQ.FTS.B, 6.502%, 10/15/27 .. 3,195 3,025
a
10773086.SQ.FTS.B, 4.546%, 10/16/27 .. 4,981 4,749
a
10774152.SQ.FTS.B, 4.549%, 10/16/27 .. 13,497 12,920
a
10775558.SQ.FTS.B, 4.549%, 10/16/27 .. 1,781 1,706
a
10775648.SQ.FTS.B, 4.549%, 10/16/27 .. 52,679 48,418
a
10772314.SQ.FTS.B, 4.551%, 10/16/27 .. 12,843 12,292
a
10774399.SQ.FTS.B, 4.551%, 10/16/27 .. 7,171 6,884
a
10775486.SQ.FTS.B, 4.551%, 10/16/27 .. 7,018 6,705
a
10775430.SQ.FTS.B, 4.553%, 10/16/27 .. 6,564 6,292
a
10775588.SQ.FTS.B, 4.557%, 10/16/27 .. 3,162 3,034
a
10773549.SQ.FTS.B, 4.984%, 10/16/27 .. 3,297 3,152
a
10775295.SQ.FTS.B, 4.988%, 10/16/27 .. 8,365 7,969
a
10774679.SQ.FTS.B, 4.989%, 10/16/27 .. 42,221 40,216
a
10773654.SQ.FTS.B, 5.301%, 10/16/27 .. 28,877 27,623
a
10775425.SQ.FTS.B, 5.307%, 10/16/27 .. 2,521 2,147
a
10773285.SQ.FTS.B, 5.551%, 10/16/27 .. 3,632 3,503
a
10774451.SQ.FTS.B, 5.553%, 10/16/27 .. 19,639 18,440
a
10772901.SQ.FTS.B, 5.561%, 10/16/27 .. 2,889 2,760
a
10773234.SQ.FTS.B, 6.187%, 10/16/27 .. 1,449 1,381
a
10772291.SQ.FTS.B, 6.191%, 10/16/27 .. 825 796
a
10775395.SQ.FTS.B, 6.486%, 10/16/27 .. 1,920 1,765
a
10770752.SQ.FTS.B, 6.494%, 10/16/27 .. 36,131 27,582
a
10776626.SQ.FTS.B, 4.549%, 10/17/27 .. 35,792 34,253
a
10779095.SQ.FTS.B, 4.549%, 10/17/27 .. 86,989 83,083
a
10781607.SQ.FTS.B, 4.549%, 10/17/27 .. 72,822 69,556
a
10777835.SQ.FTS.B, 4.55%, 10/17/27 ... 5,543 5,305
a
10781034.SQ.FTS.B, 4.551%, 10/17/27 .. 7,251 6,939
a
10780611.SQ.FTS.B, 4.552%, 10/17/27 .. 9,611 9,163
a
10777958.SQ.FTS.B, 5.302%, 10/17/27 .. 33,350 31,033
a
10778895.SQ.FTS.B, 5.305%, 10/17/27 .. 4,260 4,085
a
10781532.SQ.FTS.B, 5.805%, 10/17/27 .. 2,651 2,522
a
10780701.SQ.FTS.B, 6.18%, 10/17/27 ... 32,706 30,910
a
10781120.SQ.FTS.B, 6.181%, 10/17/27 .. 10,651 10,064
a
10781380.SQ.FTS.B, 6.493%, 10/17/27 .. 5,884 5,604
a
10781314.SQ.FTS.B, 6.497%, 10/17/27 .. 4,093 3,558
a
10782270.SQ.FTS.B, 4.549%, 10/18/27 .. 13,236 12,691
a
10782042.SQ.FTS.B, 4.551%, 10/18/27 .. 7,496 7,203

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10782408.SQ.FTS.B, 4.551%, 10/18/27 .. $ 4,762 $ 4,539
a
10782570.SQ.FTS.B, 4.551%, 10/18/27 .. 13,057 12,513
a
10782481.SQ.FTS.B, 4.553%, 10/18/27 .. 7,908 7,545
a
10782556.SQ.FTS.B, 5.791%, 10/18/27 .. 1,149 1,098
a
10782701.SQ.FTS.B, 5.805%, 10/18/27 .. 11,414 10,617
a
10782465.SQ.FTS.B, 6.099%, 10/18/27 .. 787 753
a
10782127.SQ.FTS.B, 6.135%, 10/18/27 .. 1,488 935
a
10782141.SQ.FTS.B, 6.18%, 10/18/27 ... 5,653 5,390
a
10782032.SQ.FTS.B, 6.297%, 10/18/27 .. 287 278
a
10782229.SQ.FTS.B, 6.494%, 10/18/27 .. 3,106 2,970
a
10782209.SQ.FTS.B, 6.512%, 10/18/27 .. 1,135 1,088
a
10782446.SQ.FTS.B, 6.519%, 10/18/27 .. 1,222 1,079
a
10783599.SQ.FTS.B, 4.547%, 10/19/27 .. 1,701 1,625
a
10782928.SQ.FTS.B, 4.549%, 10/19/27 .. 25,652 24,496
a
10783247.SQ.FTS.B, 4.549%, 10/19/27 .. 28,091 25,854
a
10783159.SQ.FTS.B, 4.551%, 10/19/27 .. 8,374 7,997
a
10782882.SQ.FTS.B, 4.554%, 10/19/27 .. 1,575 1,516
a
10782853.SQ.FTS.B, 5.31%, 10/19/27 ... 3,229 3,038
a
10783552.SQ.FTS.B, 5.549%, 10/19/27 .. 3,174 3,046
a
10783234.SQ.FTS.B, 5.808%, 10/19/27 .. 1,868 1,777
a
10782814.SQ.FTS.B, 6.118%, 10/19/27 .. 1,315 828
a
10783457.SQ.FTS.B, 6.118%, 10/19/27 .. 6,653 6,228
a
10782908.SQ.FTS.B, 6.337%, 10/19/27 .. 1,147 1,107
a
10783615.SQ.FTS.B, 6.337%, 10/19/27 .. 11,589 11,110
a
10782836.SQ.FTS.B, 6.507%, 10/19/27 .. 1,445 1,109
a
10786602.SQ.FTS.B, 4.545%, 10/20/27 .. 4,514 4,319
a
10787386.SQ.FTS.B, 4.549%, 10/20/27 .. 10,066 9,566
a
10787710.SQ.FTS.B, 4.549%, 10/20/27 .. 32,768 31,354
a
10788295.SQ.FTS.B, 4.549%, 10/20/27 .. 17,323 16,613
a
10788437.SQ.FTS.B, 4.549%, 10/20/27 .. 8,412 8,074
a
10789203.SQ.FTS.B, 4.549%, 10/20/27 .. 17,721 16,839
a
10790304.SQ.FTS.B, 4.549%, 10/20/27 .. 45,290 43,339
a
10785673.SQ.FTS.B, 4.55%, 10/20/27 ... 43,474 41,653
a
10786884.SQ.FTS.B, 4.55%, 10/20/27 ... 21,757 20,024
a
10788536.SQ.FTS.B, 4.55%, 10/20/27 ... 4,256 4,057
a
10789690.SQ.FTS.B, 4.983%, 10/20/27 .. 5,097 4,757
a
10788240.SQ.FTS.B, 4.988%, 10/20/27 .. 5,380 5,126
a
10789581.SQ.FTS.B, 5.301%, 10/20/27 .. 11,450 10,790
a
10786700.SQ.FTS.B, 5.302%, 10/20/27 .. 9,134 8,729
a
10790133.SQ.FTS.B, 5.551%, 10/20/27 .. 13,595 12,906
a
10789551.SQ.FTS.B, 6.106%, 10/20/27 .. 777 755
a
10785077.SQ.FTS.B, 6.179%, 10/20/27 .. 19,268 18,501
a
10788601.SQ.FTS.B, 6.181%, 10/20/27 .. 31,744 29,985
a
10786688.SQ.FTS.B, 6.484%, 10/20/27 .. 638 619
a
10789151.SQ.FTS.B, 6.485%, 10/20/27 .. 2,092 1,604
a
10789758.SQ.FTS.B, 6.495%, 10/20/27 .. 14,575 14,026
Description
Principal
Amount Value
Block, Inc. (continued)
a
10789056.SQ.FTS.B, 6.499%, 10/20/27 .. $ 4,535 $ 4,228
a
10787665.SQ.FTS.B, 6.505%, 10/20/27 .. 1,364 1,021
a
10787632.SQ.FTS.B, 6.508%, 10/20/27 .. 1,334 1,246
a
10795140.SQ.FTS.B, 4.54%, 10/21/27 ... 2,986 2,837
a
10791178.SQ.FTS.B, 4.549%, 10/21/27 .. 40,530 38,942
a
10792700.SQ.FTS.B, 4.549%, 10/21/27 .. 52,577 50,302
a
10794123.SQ.FTS.B, 4.551%, 10/21/27 .. 6,731 6,429
a
10794730.SQ.FTS.B, 4.988%, 10/21/27 .. 18,286 17,368
a
10794983.SQ.FTS.B, 4.995%, 10/21/27 .. 3,317 3,190
a
10795776.SQ.FTS.B, 4.996%, 10/21/27 .. 3,494 3,327
a
10790974.SQ.FTS.B, 5.549%, 10/21/27 .. 1,848 1,788
a
10796030.SQ.FTS.B, 5.551%, 10/21/27 .. 6,979 6,660
a
10796199.SQ.FTS.B, 5.553%, 10/21/27 .. 10,409 9,834
a
10794068.SQ.FTS.B, 5.562%, 10/21/27 .. 2,373 2,242
a
10795110.SQ.FTS.B, 5.795%, 10/21/27 .. 1,612 1,501
a
10795687.SQ.FTS.B, 6.114%, 10/21/27 .. 3,448 2,824
a
10791125.SQ.FTS.B, 6.118%, 10/21/27 .. 1,346 1,309
a
10795033.SQ.FTS.B, 6.124%, 10/21/27 .. 2,344 2,240
a
10795163.SQ.FTS.B, 6.18%, 10/21/27 ... 39,510 31,708
a
10794243.SQ.FTS.B, 6.181%, 10/21/27 .. 28,036 27,028
a
10795838.SQ.FTS.B, 6.492%, 10/21/27 .. 6,466 6,190
a
10793860.SQ.FTS.B, 6.494%, 10/21/27 .. 8,421 7,975
a
10795624.SQ.FTS.B, 6.496%, 10/21/27 .. 3,738 3,578
a
10795822.SQ.FTS.B, 6.498%, 10/21/27 .. 1,127 1,092
a
10799571.SQ.FTS.B, 4.546%, 10/22/27 .. 4,651 4,457
a
10798389.SQ.FTS.B, 4.547%, 10/22/27 .. 9,594 8,833
a
10797087.SQ.FTS.B, 4.549%, 10/22/27 .. 13,231 12,611
a
10797788.SQ.FTS.B, 4.549%, 10/22/27 .. 5,671 5,404
a
10800793.SQ.FTS.B, 4.55%, 10/22/27 ... 38,931 37,241
a
10799680.SQ.FTS.B, 4.552%, 10/22/27 .. 4,526 4,355
a
10796545.SQ.FTS.B, 4.988%, 10/22/27 .. 18,243 16,019
a
10798540.SQ.FTS.B, 4.988%, 10/22/27 .. 10,220 8,976
a
10798203.SQ.FTS.B, 4.989%, 10/22/27 .. 5,431 5,200
a
10799761.SQ.FTS.B, 5.302%, 10/22/27 .. 59,841 56,288
a
10798859.SQ.FTS.B, 5.307%, 10/22/27 .. 3,373 3,222
a
10798769.SQ.FTS.B, 5.328%, 10/22/27 .. 1,391 1,332
a
10798683.SQ.FTS.B, 5.334%, 10/22/27 .. 4,202 3,417
a
10801512.SQ.FTS.B, 5.554%, 10/22/27 .. 19,287 18,401
a
10797693.SQ.FTS.B, 5.804%, 10/22/27 .. 4,299 4,042
a
10798937.SQ.FTS.B, 5.804%, 10/22/27 .. 25,647 24,250
a
10797981.SQ.FTS.B, 6.118%, 10/22/27 .. 7,689 7,196
a
10797061.SQ.FTS.B, 6.164%, 10/22/27 .. 1,057 1,008
a
10800717.SQ.FTS.B, 6.199%, 10/22/27 .. 813 784
a
10800519.SQ.FTS.B, 6.338%, 10/22/27 .. 8,727 7,833
a
10800729.SQ.FTS.B, 6.342%, 10/22/27 .. 4,974 2,638
a
10800631.SQ.FTS.B, 6.489%, 10/22/27 .. 2,011 1,918

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10800483.SQ.FTS.B, 6.49%, 10/22/27 ... $ 5,462 $ 5,141
a
10797030.SQ.FTS.B, 6.494%, 10/22/27 .. 392 371
a
10798142.SQ.FTS.B, 6.497%, 10/22/27 .. 3,272 3,114
a
10800791.SQ.FTS.B, 6.5%, 10/22/27 .... 709 684
a
10796436.SQ.FTS.B, 6.517%, 10/22/27 .. 545 528
a
10798344.SQ.FTS.B, 6.519%, 10/22/27 .. 1,003 952
a
10809440.SQ.FTS.B, 4.547%, 10/23/27 .. 8,276 7,883
a
10807675.SQ.FTS.B, 4.548%, 10/23/27 .. 4,486 4,314
a
10805826.SQ.FTS.B, 4.549%, 10/23/27 .. 8,978 8,598
a
10808740.SQ.FTS.B, 4.549%, 10/23/27 .. 62,515 59,657
a
10809474.SQ.FTS.B, 4.549%, 10/23/27 .. 65,478 62,506
a
10810720.SQ.FTS.B, 4.549%, 10/23/27 .. 10,636 10,152
a
10810496.SQ.FTS.B, 4.551%, 10/23/27 .. 6,423 6,155
a
10806305.SQ.FTS.B, 4.552%, 10/23/27 .. 3,445 3,301
a
10810930.SQ.FTS.B, 4.557%, 10/23/27 .. 3,253 3,111
a
10807917.SQ.FTS.B, 4.988%, 10/23/27 .. 15,733 14,975
a
10808347.SQ.FTS.B, 4.988%, 10/23/27 .. 12,110 11,306
a
10810625.SQ.FTS.B, 5.3%, 10/23/27 .... 3,909 3,745
a
10805797.SQ.FTS.B, 5.306%, 10/23/27 .. 362 349
a
10807486.SQ.FTS.B, 5.553%, 10/23/27 .. 8,187 7,916
a
10805673.SQ.FTS.B, 5.804%, 10/23/27 .. 2,858 2,730
a
10809372.SQ.FTS.B, 6.115%, 10/23/27 .. 3,991 3,692
a
10810985.SQ.FTS.B, 6.177%, 10/23/27 .. 5,456 4,391
a
10811178.SQ.FTS.B, 6.181%, 10/23/27 .. 23,844 22,866
a
10810243.SQ.FTS.B, 6.337%, 10/23/27 .. 13,069 11,734
a
10808712.SQ.FTS.B, 6.481%, 10/23/27 .. 1,440 1,370
a
10805495.SQ.FTS.B, 6.489%, 10/23/27 .. 4,895 4,646
a
10808614.SQ.FTS.B, 6.489%, 10/23/27 .. 5,085 4,441
a
10811052.SQ.FTS.B, 6.491%, 10/23/27 .. 7,233 6,808
a
10809402.SQ.FTS.B, 6.493%, 10/23/27 .. 4,261 3,721
a
10806443.SQ.FTS.B, 6.494%, 10/23/27 .. 5,910 5,518
a
10806771.SQ.FTS.B, 6.494%, 10/23/27 .. 21,483 20,396
a
10809401.SQ.FTS.B, 6.536%, 10/23/27 .. 526 495
a
10813778.SQ.FTS.B, 4.548%, 10/24/27 .. 5,619 5,372
a
10811456.SQ.FTS.B, 4.549%, 10/24/27 .. 7,527 7,170
a
10813883.SQ.FTS.B, 4.549%, 10/24/27 .. 22,679 21,722
a
10815663.SQ.FTS.B, 4.55%, 10/24/27 ... 11,035 10,481
a
10812030.SQ.FTS.B, 4.551%, 10/24/27 .. 5,535 5,256
a
10811868.SQ.FTS.B, 4.553%, 10/24/27 .. 4,731 4,532
a
10814551.SQ.FTS.B, 4.553%, 10/24/27 .. 6,057 5,817
a
10814996.SQ.FTS.B, 4.553%, 10/24/27 .. 6,489 6,225
a
10813307.SQ.FTS.B, 4.987%, 10/24/27 .. 15,625 14,808
a
10815077.SQ.FTS.B, 4.988%, 10/24/27 .. 49,892 46,587
a
10814730.SQ.FTS.B, 4.989%, 10/24/27 .. 18,524 17,631
a
10815847.SQ.FTS.B, 4.99%, 10/24/27 ... 17,121 16,347
a
10812511.SQ.FTS.B, 5.308%, 10/24/27 .. 2,821 2,693
Description
Principal
Amount Value
Block, Inc. (continued)
a
10812730.SQ.FTS.B, 5.335%, 10/24/27 .. $ 9,774 $ 9,372
a
10811821.SQ.FTS.B, 5.337%, 10/24/27 .. 1,328 1,215
a
10815819.SQ.FTS.B, 5.541%, 10/24/27 .. 2,157 2,057
a
10816601.SQ.FTS.B, 5.804%, 10/24/27 .. 17,487 10,980
a
10813670.SQ.FTS.B, 6.178%, 10/24/27 .. 3,956 3,812
a
10812474.SQ.FTS.B, 6.18%, 10/24/27 ... 784 748
a
10812404.SQ.FTS.B, 6.335%, 10/24/27 .. 1,309 1,211
a
10816141.SQ.FTS.B, 6.494%, 10/24/27 .. 22,946 21,771
a
10813552.SQ.FTS.B, 6.496%, 10/24/27 .. 5,300 5,041
a
10812224.SQ.FTS.B, 6.499%, 10/24/27 .. 2,518 2,428
a
10814504.SQ.FTS.B, 6.518%, 10/24/27 .. 806 775
a
10817104.SQ.FTS.B, 4.545%, 10/25/27 .. 3,723 3,565
a
10817012.SQ.FTS.B, 4.546%, 10/25/27 .. 2,317 2,211
a
10817166.SQ.FTS.B, 4.548%, 10/25/27 .. 11,787 11,284
a
10817468.SQ.FTS.B, 4.55%, 10/25/27 ... 4,431 4,228
a
10817253.SQ.FTS.B, 4.551%, 10/25/27 .. 12,184 11,665
a
10817352.SQ.FTS.B, 4.557%, 10/25/27 .. 3,440 3,267
a
10817057.SQ.FTS.B, 4.995%, 10/25/27 .. 3,351 3,200
a
10817387.SQ.FTS.B, 5.304%, 10/25/27 .. 13,684 11,755
a
10817042.SQ.FTS.B, 5.341%, 10/25/27 .. 795 735
a
10817656.SQ.FTS.B, 6.182%, 10/25/27 .. 16,452 15,681
a
10817514.SQ.FTS.B, 6.493%, 10/25/27 .. 16,556 15,590
a
10817141.SQ.FTS.B, 6.502%, 10/25/27 .. 2,596 2,421
a
10816995.SQ.FTS.B, 6.508%, 10/25/27 .. 2,057 1,867
a
10818602.SQ.FTS.B, 4.542%, 10/26/27 .. 2,676 2,563
a
10818628.SQ.FTS.B, 4.551%, 10/26/27 .. 16,519 15,812
a
10818085.SQ.FTS.B, 4.552%, 10/26/27 .. 11,974 11,403
a
10818495.SQ.FTS.B, 4.552%, 10/26/27 .. 3,275 3,131
a
10818070.SQ.FTS.B, 4.562%, 10/26/27 .. 2,027 1,974
a
10818290.SQ.FTS.B, 4.987%, 10/26/27 .. 1,318 1,268
a
10817949.SQ.FTS.B, 5.298%, 10/26/27 .. 4,217 4,022
a
10817982.SQ.FTS.B, 5.304%, 10/26/27 .. 11,365 10,688
a
10818528.SQ.FTS.B, 5.804%, 10/26/27 .. 7,813 7,273
a
10818261.SQ.FTS.B, 6.112%, 10/26/27 .. 1,896 1,690
a
10818375.SQ.FTS.B, 6.118%, 10/26/27 .. 11,231 10,410
a
10818490.SQ.FTS.B, 6.118%, 10/26/27 .. 1,585 1,452
a
10818222.SQ.FTS.B, 6.335%, 10/26/27 .. 2,771 2,652
a
10817811.SQ.FTS.B, 6.337%, 10/26/27 .. 12,144 11,714
a
10818313.SQ.FTS.B, 6.493%, 10/26/27 .. 6,104 5,814
a
10818188.SQ.FTS.B, 6.501%, 10/26/27 .. 3,172 3,017
a
10821073.SQ.FTS.B, 4.546%, 10/27/27 .. 5,632 5,391
a
10822746.SQ.FTS.B, 4.548%, 10/27/27 .. 5,266 5,033
a
10820067.SQ.FTS.B, 4.549%, 10/27/27 .. 4,092 3,912
a
10821333.SQ.FTS.B, 4.549%, 10/27/27 .. 2,676 2,564
a
10821676.SQ.FTS.B, 4.549%, 10/27/27 .. 37,809 36,105
a
10823442.SQ.FTS.B, 4.549%, 10/27/27 .. 4,326 4,143

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10824887.SQ.FTS.B, 4.549%, 10/27/27 .. $ 6,832 $ 6,520
a
10824764.SQ.FTS.B, 4.55%, 10/27/27 ... 12,520 11,894
a
10822805.SQ.FTS.B, 4.551%, 10/27/27 .. 14,504 13,886
a
10823031.SQ.FTS.B, 4.551%, 10/27/27 .. 3,482 3,328
a
10823131.SQ.FTS.B, 4.551%, 10/27/27 .. 13,909 13,297
a
10822242.SQ.FTS.B, 4.988%, 10/27/27 .. 31,770 30,389
a
10823604.SQ.FTS.B, 5.301%, 10/27/27 .. 16,235 15,289
a
10823366.SQ.FTS.B, 5.34%, 10/27/27 ... 3,002 2,839
a
10824407.SQ.FTS.B, 5.551%, 10/27/27 .. 11,163 10,753
a
10825063.SQ.FTS.B, 5.553%, 10/27/27 .. 48,891 45,820
a
10820104.SQ.FTS.B, 5.554%, 10/27/27 .. 26,266 24,907
a
10824230.SQ.FTS.B, 5.554%, 10/27/27 .. 16,975 16,229
a
10821399.SQ.FTS.B, 5.556%, 10/27/27 .. 9,332 8,922
a
10823558.SQ.FTS.B, 5.799%, 10/27/27 .. 2,980 2,816
a
10823799.SQ.FTS.B, 5.804%, 10/27/27 .. 30,172 25,165
a
10824675.SQ.FTS.B, 6.18%, 10/27/27 ... 3,127 3,012
a
10821368.SQ.FTS.B, 6.329%, 10/27/27 .. 2,581 1,856
a
10824170.SQ.FTS.B, 6.339%, 10/27/27 .. 5,110 4,792
a
10823349.SQ.FTS.B, 6.484%, 10/27/27 .. 1,204 1,066
a
10824985.SQ.FTS.B, 6.494%, 10/27/27 .. 5,333 3,982
a
10821224.SQ.FTS.B, 6.495%, 10/27/27 .. 4,401 4,148
a
10824101.SQ.FTS.B, 6.497%, 10/27/27 .. 2,345 2,272
a
10823079.SQ.FTS.B, 6.498%, 10/27/27 .. 1,704 1,328
a
10820090.SQ.FTS.B, 6.5%, 10/27/27 .... 1,169 1,123
a
10826426.SQ.FTS.B, 4.549%, 10/28/27 .. 84,457 80,455
a
10828925.SQ.FTS.B, 4.549%, 10/28/27 .. 39,799 38,106
a
10830836.SQ.FTS.B, 4.549%, 10/28/27 .. 18,712 17,997
a
10829894.SQ.FTS.B, 4.55%, 10/28/27 ... 11,019 10,534
a
10830626.SQ.FTS.B, 4.551%, 10/28/27 .. 8,664 8,282
a
10830264.SQ.FTS.B, 4.558%, 10/28/27 .. 3,223 3,068
a
10826377.SQ.FTS.B, 4.982%, 10/28/27 .. 4,003 3,793
a
10828149.SQ.FTS.B, 4.99%, 10/28/27 ... 9,262 8,843
a
10828882.SQ.FTS.B, 5.302%, 10/28/27 .. 2,219 2,136
a
10829317.SQ.FTS.B, 5.302%, 10/28/27 .. 48,154 45,948
a
10828763.SQ.FTS.B, 5.307%, 10/28/27 .. 5,552 5,312
a
10831115.SQ.FTS.B, 5.323%, 10/28/27 .. 1,550 1,450
a
10830814.SQ.FTS.B, 5.798%, 10/28/27 .. 2,465 2,373
a
10831574.SQ.FTS.B, 5.804%, 10/28/27 .. 12,183 11,790
a
10830359.SQ.FTS.B, 5.805%, 10/28/27 .. 18,982 18,194
a
10826008.SQ.FTS.B, 5.807%, 10/28/27 .. 8,388 7,999
a
10828846.SQ.FTS.B, 5.828%, 10/28/27 .. 1,040 997
a
10830733.SQ.FTS.B, 6.118%, 10/28/27 .. 4,413 4,214
a
10826233.SQ.FTS.B, 6.178%, 10/28/27 .. 5,847 5,628
a
10826204.SQ.FTS.B, 6.182%, 10/28/27 .. 1,637 1,534
a
10831135.SQ.FTS.B, 6.182%, 10/28/27 .. 21,603 20,077
a
10828372.SQ.FTS.B, 6.338%, 10/28/27 .. 21,369 20,458
Description
Principal
Amount Value
Block, Inc. (continued)
a
10825997.SQ.FTS.B, 6.351%, 10/28/27 .. $ 333 $ 322
a
10830024.SQ.FTS.B, 6.493%, 10/28/27 .. 18,048 14,091
a
10831801.SQ.FTS.B, 4.549%, 10/29/27 .. 8,147 7,787
a
10832450.SQ.FTS.B, 4.549%, 10/29/27 .. 16,901 16,248
a
10833057.SQ.FTS.B, 4.549%, 10/29/27 .. 17,936 17,148
a
10835705.SQ.FTS.B, 4.549%, 10/29/27 .. 28,342 27,046
a
10836318.SQ.FTS.B, 4.549%, 10/29/27 .. 4,050 3,741
a
10836672.SQ.FTS.B, 4.549%, 10/29/27 .. 7,478 7,181
a
10833960.SQ.FTS.B, 4.55%, 10/29/27 ... 35,765 34,228
a
10832968.SQ.FTS.B, 4.555%, 10/29/27 .. 3,254 3,105
a
10836447.SQ.FTS.B, 4.561%, 10/29/27 .. 1,697 1,619
a
10835070.SQ.FTS.B, 4.987%, 10/29/27 .. 16,139 11,298
a
10836360.SQ.FTS.B, 4.99%, 10/29/27 ... 5,179 4,950
a
10832089.SQ.FTS.B, 4.991%, 10/29/27 .. 3,634 3,473
a
10836105.SQ.FTS.B, 4.991%, 10/29/27 .. 6,481 6,138
a
10837261.SQ.FTS.B, 5.3%, 10/29/27 .... 9,438 8,885
a
10835607.SQ.FTS.B, 5.304%, 10/29/27 .. 5,992 5,642
a
10833942.SQ.FTS.B, 5.386%, 10/29/27 .. 414 391
a
10832205.SQ.FTS.B, 5.553%, 10/29/27 .. 2,038 1,749
a
10835305.SQ.FTS.B, 5.553%, 10/29/27 .. 14,032 13,053
a
10836926.SQ.FTS.B, 5.555%, 10/29/27 .. 10,148 9,678
a
10833404.SQ.FTS.B, 5.802%, 10/29/27 .. 6,518 6,201
a
10835255.SQ.FTS.B, 5.804%, 10/29/27 .. 5,743 5,463
a
10832283.SQ.FTS.B, 6.179%, 10/29/27 .. 7,892 7,505
a
10832429.SQ.FTS.B, 6.18%, 10/29/27 ... 868 826
a
10834513.SQ.FTS.B, 6.18%, 10/29/27 ... 39,142 37,221
a
10835196.SQ.FTS.B, 6.18%, 10/29/27 ... 1,724 1,640
a
10836191.SQ.FTS.B, 6.183%, 10/29/27 .. 8,532 8,125
a
10835581.SQ.FTS.B, 6.49%, 10/29/27 ... 3,320 3,209
a
10837155.SQ.FTS.B, 6.493%, 10/29/27 .. 8,013 7,370
a
10833544.SQ.FTS.B, 6.494%, 10/29/27 .. 21,842 20,708
a
10835669.SQ.FTS.B, 6.494%, 10/29/27 .. 2,845 2,195
a
10835425.SQ.FTS.B, 6.495%, 10/29/27 .. 10,258 9,938
a
10836475.SQ.FTS.B, 6.496%, 10/29/27 .. 15,377 14,492
a
10836825.SQ.FTS.B, 6.499%, 10/29/27 .. 2,325 2,253
a
10835045.SQ.FTS.B, 6.501%, 10/29/27 .. 3,498 3,268
a
10842450.SQ.FTS.B, 4.547%, 10/30/27 .. 9,765 9,316
a
10843223.SQ.FTS.B, 4.548%, 10/30/27 .. 5,233 4,992
a
10843573.SQ.FTS.B, 4.549%, 10/30/27 .. 731 699
a
10844105.SQ.FTS.B, 4.549%, 10/30/27 .. 4,446 4,274
a
10847476.SQ.FTS.B, 4.549%, 10/30/27 .. 22,288 21,330
a
10843282.SQ.FTS.B, 4.55%, 10/30/27 ... 5,506 5,252
a
10845761.SQ.FTS.B, 4.55%, 10/30/27 ... 62,843 59,948
a
10841963.SQ.FTS.B, 4.551%, 10/30/27 .. 14,296 13,680
a
10843599.SQ.FTS.B, 4.562%, 10/30/27 .. 2,335 2,236
a
10843387.SQ.FTS.B, 4.985%, 10/30/27 .. 7,034 6,622

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10842779.SQ.FTS.B, 4.986%, 10/30/27 .. $ 8,311 $ 7,931
a
10843820.SQ.FTS.B, 4.987%, 10/30/27 .. 11,203 10,762
a
10844475.SQ.FTS.B, 4.989%, 10/30/27 .. 63,874 60,956
a
10843769.SQ.FTS.B, 4.992%, 10/30/27 .. 6,630 6,242
a
10843159.SQ.FTS.B, 5.303%, 10/30/27 .. 8,633 8,022
a
10846495.SQ.FTS.B, 5.331%, 10/30/27 .. 6,386 6,116
a
10841852.SQ.FTS.B, 5.333%, 10/30/27 .. 4,432 3,685
a
10846593.SQ.FTS.B, 5.335%, 10/30/27 .. 2,191 2,075
a
10846987.SQ.FTS.B, 5.551%, 10/30/27 .. 4,386 4,189
a
10842942.SQ.FTS.B, 5.554%, 10/30/27 .. 11,071 10,554
a
10847099.SQ.FTS.B, 5.804%, 10/30/27 .. 19,261 17,935
a
10844194.SQ.FTS.B, 5.805%, 10/30/27 .. 19,666 18,732
a
10845545.SQ.FTS.B, 5.805%, 10/30/27 .. 17,882 17,003
a
10846569.SQ.FTS.B, 5.813%, 10/30/27 .. 1,181 1,123
a
10847091.SQ.FTS.B, 6.338%, 10/30/27 .. 596 562
a
10841710.SQ.FTS.B, 6.339%, 10/30/27 .. 2,422 2,318
a
10841791.SQ.FTS.B, 6.471%, 10/30/27 .. 862 807
a
10843348.SQ.FTS.B, 6.478%, 10/30/27 .. 1,343 1,289
a
10845515.SQ.FTS.B, 6.483%, 10/30/27 .. 229 222
a
10841652.SQ.FTS.B, 6.487%, 10/30/27 .. 2,665 2,538
a
10846624.SQ.FTS.B, 6.493%, 10/30/27 .. 29,358 22,168
a
10841436.SQ.FTS.B, 6.497%, 10/30/27 .. 5,117 4,877
a
10843665.SQ.FTS.B, 6.498%, 10/30/27 .. 7,067 6,599
a
10843638.SQ.FTS.B, 6.505%, 10/30/27 .. 1,873 1,746
a
10851879.SQ.FTS.B, 4.544%, 11/01/27 .. 2,642 2,528
a
10849369.SQ.FTS.B, 4.549%, 11/01/27 .. 5,393 5,173
a
10850578.SQ.FTS.B, 4.549%, 11/01/27 .. 63,753 60,668
a
10851935.SQ.FTS.B, 4.549%, 11/01/27 .. 17,919 17,119
a
10853433.SQ.FTS.B, 4.549%, 11/01/27 .. 21,178 20,205
a
10849561.SQ.FTS.B, 4.551%, 11/01/27 .. 14,492 13,862
a
10852983.SQ.FTS.B, 4.552%, 11/01/27 .. 11,449 10,895
a
10852897.SQ.FTS.B, 4.563%, 11/01/27 .. 2,225 2,117
a
10848129.SQ.FTS.B, 4.988%, 11/01/27 .. 31,734 30,281
a
10852237.SQ.FTS.B, 4.989%, 11/01/27 .. 42,806 40,715
a
10852143.SQ.FTS.B, 4.997%, 11/01/27 .. 3,674 3,460
a
10847741.SQ.FTS.B, 5.3%, 11/01/27 .... 8,600 8,085
a
10847991.SQ.FTS.B, 5.304%, 11/01/27 .. 2,513 2,335
a
10849956.SQ.FTS.B, 5.804%, 11/01/27 .. 39,919 33,575
a
10851458.SQ.FTS.B, 5.805%, 11/01/27 .. 23,396 22,244
a
10849285.SQ.FTS.B, 5.811%, 11/01/27 .. 2,800 2,693
a
10852906.SQ.FTS.B, 5.811%, 11/01/27 .. 2,900 2,730
a
10848056.SQ.FTS.B, 6.118%, 11/01/27 .. 4,055 3,860
a
10849819.SQ.FTS.B, 6.118%, 11/01/27 .. 1,993 1,015
a
10849856.SQ.FTS.B, 6.118%, 11/01/27 .. 2,889 2,783
a
10849910.SQ.FTS.B, 6.178%, 11/01/27 .. 3,337 3,022
a
10853187.SQ.FTS.B, 6.18%, 11/01/27 ... 13,750 13,089
Description
Principal
Amount Value
Block, Inc. (continued)
a
10851425.SQ.FTS.B, 6.243%, 11/01/27 .. $ 369 $ 355
a
10852929.SQ.FTS.B, 6.326%, 11/01/27 .. 2,418 2,184
a
10850523.SQ.FTS.B, 6.5%, 11/01/27 .... 4,763 4,489
a
10854192.SQ.FTS.B, 4.549%, 11/02/27 .. 6,120 5,846
a
10854266.SQ.FTS.B, 4.552%, 11/02/27 .. 10,699 10,237
a
10854562.SQ.FTS.B, 4.57%, 11/02/27 ... 1,431 1,369
a
10853746.SQ.FTS.B, 4.985%, 11/02/27 .. 3,616 3,423
a
10853807.SQ.FTS.B, 4.988%, 11/02/27 .. 23,160 22,031
a
10854677.SQ.FTS.B, 4.989%, 11/02/27 .. 7,042 6,728
a
10854394.SQ.FTS.B, 5.553%, 11/02/27 .. 12,514 11,949
a
10854083.SQ.FTS.B, 5.555%, 11/02/27 .. 3,501 3,337
a
10854138.SQ.FTS.B, 5.559%, 11/02/27 .. 4,996 4,766
a
10854580.SQ.FTS.B, 6.181%, 11/02/27 .. 9,334 8,748
a
10854755.SQ.FTS.B, 4.549%, 11/03/27 .. 6,855 6,548
a
10855586.SQ.FTS.B, 4.549%, 11/03/27 .. 6,683 6,419
a
10855024.SQ.FTS.B, 4.551%, 11/03/27 .. 12,658 12,106
a
10855699.SQ.FTS.B, 4.551%, 11/03/27 .. 7,490 7,154
a
10854855.SQ.FTS.B, 4.552%, 11/03/27 .. 8,353 8,007
a
10854827.SQ.FTS.B, 5.29%, 11/03/27 ... 2,650 2,463
a
10855558.SQ.FTS.B, 5.3%, 11/03/27 .... 446 423
a
10854938.SQ.FTS.B, 5.308%, 11/03/27 .. 5,146 4,462
a
10855259.SQ.FTS.B, 5.554%, 11/03/27 .. 19,272 18,072
a
10855494.SQ.FTS.B, 5.804%, 11/03/27 .. 3,385 3,223
a
10855536.SQ.FTS.B, 5.807%, 11/03/27 .. 2,557 2,406
a
10855573.SQ.FTS.B, 6.175%, 11/03/27 .. 827 792
a
10855799.SQ.FTS.B, 6.18%, 11/03/27 ... 16,325 15,306
a
10855168.SQ.FTS.B, 6.181%, 11/03/27 .. 2,760 2,627
a
10854845.SQ.FTS.B, 6.189%, 11/03/27 .. 1,669 1,586
a
10854995.SQ.FTS.B, 6.19%, 11/03/27 ... 2,608 2,445
a
10855202.SQ.FTS.B, 6.489%, 11/03/27 .. 3,888 3,749
a
10858433.SQ.FTS.B, 4.538%, 11/04/27 .. 2,535 2,421
a
10860266.SQ.FTS.B, 4.548%, 11/04/27 .. 5,769 5,518
a
10858082.SQ.FTS.B, 4.549%, 11/04/27 .. 6,651 6,354
a
10860391.SQ.FTS.B, 4.549%, 11/04/27 .. 15,364 14,202
a
10858542.SQ.FTS.B, 4.551%, 11/04/27 .. 18,325 17,532
a
10859683.SQ.FTS.B, 4.555%, 11/04/27 .. 5,014 4,797
a
10859513.SQ.FTS.B, 4.556%, 11/04/27 .. 4,429 4,237
a
10859557.SQ.FTS.B, 4.986%, 11/04/27 .. 6,418 6,134
a
10859007.SQ.FTS.B, 4.989%, 11/04/27 .. 19,063 18,299
a
10863089.SQ.FTS.B, 5.306%, 11/04/27 .. 5,248 4,560
a
10857594.SQ.FTS.B, 5.345%, 11/04/27 .. 949 899
a
10862386.SQ.FTS.B, 5.553%, 11/04/27 .. 31,797 30,141
a
10860648.SQ.FTS.B, 5.554%, 11/04/27 .. 1,070 1,033
a
10863058.SQ.FTS.B, 5.784%, 11/04/27 .. 1,192 1,127
a
10860363.SQ.FTS.B, 6.106%, 11/04/27 .. 1,736 1,635
a
10862934.SQ.FTS.B, 6.122%, 11/04/27 .. 4,260 4,003

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10861262.SQ.FTS.B, 6.181%, 11/04/27 .. $ 56,755 $ 53,219
a
10863166.SQ.FTS.B, 6.183%, 11/04/27 .. 11,171 10,388
a
10861251.SQ.FTS.B, 6.31%, 11/04/27 ... 1,059 960
a
10860151.SQ.FTS.B, 6.328%, 11/04/27 .. 1,481 1,404
a
10860892.SQ.FTS.B, 6.338%, 11/04/27 .. 12,816 12,363
a
10859816.SQ.FTS.B, 6.339%, 11/04/27 .. 11,201 10,390
a
10857639.SQ.FTS.B, 6.495%, 11/04/27 .. 7,300 6,953
a
10860185.SQ.FTS.B, 6.501%, 11/04/27 .. 3,087 2,959
a
10860621.SQ.FTS.B, 6.501%, 11/04/27 .. 3,932 3,664
a
10865047.SQ.FTS.B, 4.545%, 11/05/27 .. 4,250 4,054
a
10864507.SQ.FTS.B, 4.549%, 11/05/27 .. 4,915 4,677
a
10867082.SQ.FTS.B, 4.549%, 11/05/27 .. 21,905 21,032
a
10867783.SQ.FTS.B, 4.549%, 11/05/27 .. 42,703 40,729
a
10868524.SQ.FTS.B, 4.549%, 11/05/27 .. 31,152 28,920
a
10865911.SQ.FTS.B, 4.55%, 11/05/27 ... 61,098 58,356
a
10868163.SQ.FTS.B, 4.55%, 11/05/27 ... 41,075 39,278
a
10865133.SQ.FTS.B, 4.551%, 11/05/27 .. 15,066 14,340
a
10868814.SQ.FTS.B, 4.553%, 11/05/27 .. 4,160 3,969
a
10866853.SQ.FTS.B, 4.557%, 11/05/27 .. 2,318 2,214
a
10867753.SQ.FTS.B, 4.978%, 11/05/27 .. 3,058 2,722
a
10868133.SQ.FTS.B, 4.983%, 11/05/27 .. 4,038 3,805
a
10868849.SQ.FTS.B, 4.988%, 11/05/27 .. 69,604 65,618
a
10868440.SQ.FTS.B, 4.991%, 11/05/27 .. 12,432 11,774
a
10866901.SQ.FTS.B, 5.335%, 11/05/27 .. 3,675 3,284
a
10863634.SQ.FTS.B, 5.553%, 11/05/27 .. 35,575 24,254
a
10865765.SQ.FTS.B, 5.556%, 11/05/27 .. 6,662 6,315
a
10868124.SQ.FTS.B, 5.789%, 11/05/27 .. 1,806 1,531
a
10864619.SQ.FTS.B, 5.804%, 11/05/27 .. 17,635 16,441
a
10865087.SQ.FTS.B, 5.807%, 11/05/27 .. 1,800 1,730
a
10864451.SQ.FTS.B, 6.1%, 11/05/27 .... 942 894
a
10867734.SQ.FTS.B, 6.175%, 11/05/27 .. 2,058 1,943
a
10868786.SQ.FTS.B, 6.491%, 11/05/27 .. 4,902 4,644
a
10866983.SQ.FTS.B, 6.493%, 11/05/27 .. 7,304 5,809
a
10865434.SQ.FTS.B, 6.496%, 11/05/27 .. 10,959 10,334
a
10865616.SQ.FTS.B, 6.498%, 11/05/27 .. 7,315 6,931
a
10868773.SQ.FTS.B, 6.505%, 11/05/27 .. 1,352 1,203
a
10871041.SQ.FTS.B, 4.542%, 11/06/27 .. 4,176 3,983
a
10870478.SQ.FTS.B, 4.549%, 11/06/27 .. 4,209 4,068
a
10870778.SQ.FTS.B, 4.549%, 11/06/27 .. 13,213 12,547
a
10872448.SQ.FTS.B, 4.549%, 11/06/27 .. 68,839 65,703
a
10871587.SQ.FTS.B, 4.55%, 11/06/27 ... 28,321 26,888
a
10872281.SQ.FTS.B, 4.553%, 11/06/27 .. 7,309 6,981
a
10873027.SQ.FTS.B, 4.554%, 11/06/27 .. 4,694 4,467
a
10873125.SQ.FTS.B, 4.554%, 11/06/27 .. 5,349 5,108
a
10873540.SQ.FTS.B, 4.988%, 11/06/27 .. 52,312 49,714
a
10874909.SQ.FTS.B, 4.988%, 11/06/27 .. 22,739 21,776
Description
Principal
Amount Value
Block, Inc. (continued)
a
10871090.SQ.FTS.B, 5.302%, 11/06/27 .. $ 26,394 $ 24,832
a
10872070.SQ.FTS.B, 5.337%, 11/06/27 .. 7,439 3,821
a
10870739.SQ.FTS.B, 5.368%, 11/06/27 .. 791 546
a
10873159.SQ.FTS.B, 5.553%, 11/06/27 .. 26,546 25,536
a
10874005.SQ.FTS.B, 5.553%, 11/06/27 .. 7,466 7,123
a
10874198.SQ.FTS.B, 5.553%, 11/06/27 .. 5,412 5,108
a
10874183.SQ.FTS.B, 5.816%, 11/06/27 .. 1,596 1,520
a
10871508.SQ.FTS.B, 6.179%, 11/06/27 .. 4,859 4,056
a
10869682.SQ.FTS.B, 6.18%, 11/06/27 ... 29,073 27,858
a
10874052.SQ.FTS.B, 6.18%, 11/06/27 ... 14,559 13,852
a
10874260.SQ.FTS.B, 6.184%, 11/06/27 .. 4,579 4,261
a
10871491.SQ.FTS.B, 6.312%, 11/06/27 .. 829 727
a
10871932.SQ.FTS.B, 6.492%, 11/06/27 .. 5,057 4,792
a
10874502.SQ.FTS.B, 6.493%, 11/06/27 .. 18,228 17,332
a
10872228.SQ.FTS.B, 6.494%, 11/06/27 .. 2,859 2,605
a
10874408.SQ.FTS.B, 6.497%, 11/06/27 .. 5,374 4,247
a
10872399.SQ.FTS.B, 6.501%, 11/06/27 .. 2,523 2,383
a
10879873.SQ.FTS.B, 4.549%, 11/07/27 .. 26,895 25,538
a
10881383.SQ.FTS.B, 4.549%, 11/07/27 .. 47,854 45,817
a
10882588.SQ.FTS.B, 4.551%, 11/07/27 .. 2,677 2,477
a
10880805.SQ.FTS.B, 4.556%, 11/07/27 .. 1,004 965
a
10881305.SQ.FTS.B, 4.558%, 11/07/27 .. 3,488 3,320
a
10883621.SQ.FTS.B, 4.989%, 11/07/27 .. 16,730 15,944
a
10884069.SQ.FTS.B, 4.989%, 11/07/27 .. 87,368 82,751
a
10885976.SQ.FTS.B, 5.301%, 11/07/27 .. 12,741 11,985
a
10880878.SQ.FTS.B, 5.305%, 11/07/27 .. 9,301 8,910
a
10882957.SQ.FTS.B, 5.553%, 11/07/27 .. 41,155 39,378
a
10883981.SQ.FTS.B, 5.555%, 11/07/27 .. 7,238 6,902
a
10882332.SQ.FTS.B, 5.802%, 11/07/27 .. 7,725 7,300
a
10879540.SQ.FTS.B, 5.805%, 11/07/27 .. 10,557 9,927
a
10883946.SQ.FTS.B, 5.812%, 11/07/27 .. 2,399 2,279
a
10879828.SQ.FTS.B, 5.818%, 11/07/27 .. 2,064 1,960
a
10882658.SQ.FTS.B, 6.493%, 11/07/27 .. 15,887 15,216
a
10880689.SQ.FTS.B, 6.498%, 11/07/27 .. 1,682 1,514
a
10887805.SQ.FTS.B, 4.548%, 11/08/27 .. 4,458 4,260
a
10889399.SQ.FTS.B, 4.549%, 11/08/27 .. 25,276 24,138
a
10889877.SQ.FTS.B, 4.549%, 11/08/27 .. 4,813 4,601
a
10891943.SQ.FTS.B, 4.549%, 11/08/27 .. 14,971 14,293
a
10888465.SQ.FTS.B, 4.55%, 11/08/27 ... 27,183 25,974
a
10891160.SQ.FTS.B, 4.55%, 11/08/27 ... 19,793 18,964
a
10890927.SQ.FTS.B, 4.551%, 11/08/27 .. 7,541 7,206
a
10889238.SQ.FTS.B, 4.552%, 11/08/27 .. 12,381 11,750
a
10889003.SQ.FTS.B, 4.553%, 11/08/27 .. 8,017 7,655
a
10889952.SQ.FTS.B, 4.992%, 11/08/27 .. 4,314 4,067
a
10891017.SQ.FTS.B, 4.993%, 11/08/27 .. 6,159 5,835
a
10888299.SQ.FTS.B, 5.302%, 11/08/27 .. 10,200 9,492

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10890366.SQ.FTS.B, 5.302%, 11/08/27 .. $ 39,378 $ 37,330
a
10888804.SQ.FTS.B, 5.305%, 11/08/27 .. 8,769 8,343
a
10889769.SQ.FTS.B, 5.305%, 11/08/27 .. 11,341 10,669
a
10889746.SQ.FTS.B, 5.317%, 11/08/27 .. 1,065 1,019
a
10889752.SQ.FTS.B, 5.319%, 11/08/27 .. 872 820
a
10887314.SQ.FTS.B, 5.555%, 11/08/27 .. 14,429 13,803
a
10886417.SQ.FTS.B, 5.803%, 11/08/27 .. 12,849 11,988
a
10891603.SQ.FTS.B, 5.805%, 11/08/27 .. 18,803 17,855
a
10888049.SQ.FTS.B, 5.806%, 11/08/27 .. 15,456 14,421
a
10886217.SQ.FTS.B, 6.115%, 11/08/27 .. 3,385 3,209
a
10886694.SQ.FTS.B, 6.18%, 11/08/27 ... 24,068 22,392
a
10890156.SQ.FTS.B, 6.18%, 11/08/27 ... 4,739 4,501
a
10890812.SQ.FTS.B, 6.183%, 11/08/27 .. 6,399 5,332
a
10887971.SQ.FTS.B, 6.185%, 11/08/27 .. 3,258 3,120
a
10891105.SQ.FTS.B, 6.328%, 11/08/27 .. 1,546 1,466
a
10890215.SQ.FTS.B, 6.344%, 11/08/27 .. 4,605 4,281
a
10891581.SQ.FTS.B, 6.346%, 11/08/27 .. 1,925 1,804
a
10890113.SQ.FTS.B, 6.485%, 11/08/27 .. 1,591 1,452
a
10889354.SQ.FTS.B, 6.488%, 11/08/27 .. 1,850 1,450
a
10891494.SQ.FTS.B, 6.494%, 11/08/27 .. 2,184 2,081
a
10889983.SQ.FTS.B, 6.496%, 11/08/27 .. 5,943 5,629
a
10890242.SQ.FTS.B, 6.496%, 11/08/27 .. 16,146 15,221
a
10889965.SQ.FTS.B, 6.498%, 11/08/27 .. 2,099 2,030
a
10890092.SQ.FTS.B, 6.498%, 11/08/27 .. 1,791 1,708
a
10886363.SQ.FTS.B, 6.507%, 11/08/27 .. 2,309 1,838
a
10892273.SQ.FTS.B, 4.549%, 11/09/27 .. 12,561 11,990
a
10892689.SQ.FTS.B, 4.551%, 11/09/27 .. 2,700 2,574
a
10892564.SQ.FTS.B, 4.983%, 11/09/27 .. 3,853 3,693
a
10892470.SQ.FTS.B, 5.293%, 11/09/27 .. 2,442 2,344
a
10892017.SQ.FTS.B, 5.3%, 11/09/27 .... 11,348 10,762
a
10892710.SQ.FTS.B, 5.302%, 11/09/27 .. 8,943 8,416
a
10892609.SQ.FTS.B, 5.326%, 11/09/27 .. 1,088 1,054
a
10892931.SQ.FTS.B, 5.354%, 11/09/27 .. 746 702
a
10892168.SQ.FTS.B, 5.552%, 11/09/27 .. 7,665 7,368
a
10892819.SQ.FTS.B, 5.552%, 11/09/27 .. 12,984 12,195
a
10892489.SQ.FTS.B, 5.559%, 11/09/27 .. 5,659 5,255
a
10892550.SQ.FTS.B, 5.813%, 11/09/27 .. 1,851 1,728
a
10892463.SQ.FTS.B, 6.129%, 11/09/27 .. 710 673
a
10892422.SQ.FTS.B, 6.179%, 11/09/27 .. 3,339 3,171
a
10892246.SQ.FTS.B, 6.327%, 11/09/27 .. 3,141 2,039
a
10892789.SQ.FTS.B, 6.329%, 11/09/27 .. 2,497 2,323
a
10892643.SQ.FTS.B, 6.487%, 11/09/27 .. 1,657 1,514
a
10892404.SQ.FTS.B, 6.494%, 11/09/27 .. 2,776 2,623
a
10892149.SQ.FTS.B, 6.498%, 11/09/27 .. 3,059 1,765
a
10892663.SQ.FTS.B, 6.499%, 11/09/27 .. 2,242 2,146
a
10893233.SQ.FTS.B, 4.549%, 11/10/27 .. 33,658 31,221
Description
Principal
Amount Value
Block, Inc. (continued)
a
10893687.SQ.FTS.B, 4.55%, 11/10/27 ... $ 22,204 $ 21,072
a
10893029.SQ.FTS.B, 4.551%, 11/10/27 .. 19,424 18,561
a
10893205.SQ.FTS.B, 4.994%, 11/10/27 .. 3,533 3,365
a
10892992.SQ.FTS.B, 5.296%, 11/10/27 .. 4,392 4,167
a
10892938.SQ.FTS.B, 5.351%, 11/10/27 .. 531 515
a
10892952.SQ.FTS.B, 5.549%, 11/10/27 .. 5,605 5,205
a
10893557.SQ.FTS.B, 6.496%, 11/10/27 .. 5,071 4,066
a
10893626.SQ.FTS.B, 6.496%, 11/10/27 .. 2,772 2,240
a
10893660.SQ.FTS.B, 6.506%, 11/10/27 .. 1,998 1,871
a
10897100.SQ.FTS.B, 4.549%, 11/11/27 .. 15,256 14,152
a
10897768.SQ.FTS.B, 4.549%, 11/11/27 .. 5,119 4,913
a
10898423.SQ.FTS.B, 4.55%, 11/11/27 ... 35,678 34,090
a
10896702.SQ.FTS.B, 4.551%, 11/11/27 .. 17,358 16,551
a
10901421.SQ.FTS.B, 4.551%, 11/11/27 .. 3,573 3,416
a
10898916.SQ.FTS.B, 4.57%, 11/11/27 ... 1,205 1,159
a
10898121.SQ.FTS.B, 4.985%, 11/11/27 .. 3,773 3,616
a
10898314.SQ.FTS.B, 4.986%, 11/11/27 .. 4,500 4,273
a
10895869.SQ.FTS.B, 4.988%, 11/11/27 .. 17,099 16,421
a
10896510.SQ.FTS.B, 4.99%, 11/11/27 ... 7,901 7,528
a
10895348.SQ.FTS.B, 5.3%, 11/11/27 .... 14,946 14,067
a
10899748.SQ.FTS.B, 5.301%, 11/11/27 .. 7,109 6,690
a
10900276.SQ.FTS.B, 5.303%, 11/11/27 .. 17,151 16,314
a
10897900.SQ.FTS.B, 5.316%, 11/11/27 .. 1,765 1,661
a
10899379.SQ.FTS.B, 5.327%, 11/11/27 .. 1,910 1,620
a
10901280.SQ.FTS.B, 5.336%, 11/11/27 .. 8,250 7,885
a
10898928.SQ.FTS.B, 5.553%, 11/11/27 .. 17,019 16,365
a
10899436.SQ.FTS.B, 5.806%, 11/11/27 .. 14,892 14,002
a
10897705.SQ.FTS.B, 6.1%, 11/11/27 .... 521 494
a
10897944.SQ.FTS.B, 6.111%, 11/11/27 ... 2,022 1,454
a
10900226.SQ.FTS.B, 6.178%, 11/11/27 .. 2,660 2,564
a
10897347.SQ.FTS.B, 6.182%, 11/11/27 .. 17,397 16,520
a
10898053.SQ.FTS.B, 6.182%, 11/11/27 .. 6,282 5,710
a
10897717.SQ.FTS.B, 6.193%, 11/11/27 .. 1,452 1,399
a
10900179.SQ.FTS.B, 6.316%, 11/11/27 .. 595 572
a
10895317.SQ.FTS.B, 6.331%, 11/11/27 .. 2,869 2,724
a
10895336.SQ.FTS.B, 6.334%, 11/11/27 .. 1,265 1,192
a
10901477.SQ.FTS.B, 6.339%, 11/11/27 .. 2,839 1,901
a
10897679.SQ.FTS.B, 6.343%, 11/11/27 .. 1,823 1,708
a
10898029.SQ.FTS.B, 6.346%, 11/11/27 .. 1,066 1,027
a
10896476.SQ.FTS.B, 6.352%, 11/11/27 .. 1,047 1,008
a
10897988.SQ.FTS.B, 6.487%, 11/11/27 .. 2,490 2,401
a
10899868.SQ.FTS.B, 6.492%, 11/11/27 .. 9,808 9,458
a
10900511.SQ.FTS.B, 6.492%, 11/11/27 ... 13,561 12,785
a
10899185.SQ.FTS.B, 6.494%, 11/11/27 .. 3,243 3,095
a
10898208.SQ.FTS.B, 6.5%, 11/11/27 .... 3,321 3,169
a
10899232.SQ.FTS.B, 6.5%, 11/11/27 .... 3,926 3,786

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10905552.SQ.FTS.B, 4.544%, 11/12/27 .. $ 2,683 $ 2,574
a
10904443.SQ.FTS.B, 4.548%, 11/12/27 .. 5,491 5,242
a
10906557.SQ.FTS.B, 4.549%, 11/12/27 .. 9,340 8,944
a
10904230.SQ.FTS.B, 4.55%, 11/12/27 ... 10,695 10,219
a
10901679.SQ.FTS.B, 4.551%, 11/12/27 .. 15,096 14,461
a
10904666.SQ.FTS.B, 4.551%, 11/12/27 .. 14,204 13,571
a
10902716.SQ.FTS.B, 4.554%, 11/12/27 .. 6,491 6,191
a
10904565.SQ.FTS.B, 4.562%, 11/12/27 .. 2,415 2,309
a
10903358.SQ.FTS.B, 4.988%, 11/12/27 .. 51,177 48,916
a
10905684.SQ.FTS.B, 4.988%, 11/12/27 .. 9,496 9,129
a
10905919.SQ.FTS.B, 4.988%, 11/12/27 .. 25,113 23,712
a
10906754.SQ.FTS.B, 4.988%, 11/12/27 .. 78,292 74,844
a
10904617.SQ.FTS.B, 4.99%, 11/12/27 ... 2,889 2,742
a
10905172.SQ.FTS.B, 4.99%, 11/12/27 ... 5,589 5,373
a
10905391.SQ.FTS.B, 5.301%, 11/12/27 .. 11,238 10,668
a
10905590.SQ.FTS.B, 5.333%, 11/12/27 .. 6,856 4,936
a
10902842.SQ.FTS.B, 5.549%, 11/12/27 .. 6,263 5,914
a
10901627.SQ.FTS.B, 5.555%, 11/12/27 .. 1,313 1,251
a
10904900.SQ.FTS.B, 5.806%, 11/12/27 .. 11,460 10,928
a
10905063.SQ.FTS.B, 6.102%, 11/12/27 .. 1,301 1,226
a
10905850.SQ.FTS.B, 6.122%, 11/12/27 .. 4,869 4,594
a
10904582.SQ.FTS.B, 6.169%, 11/12/27 .. 1,972 1,895
a
10902942.SQ.FTS.B, 6.183%, 11/12/27 .. 13,411 12,733
a
10904152.SQ.FTS.B, 6.331%, 11/12/27 .. 4,380 3,868
a
10906698.SQ.FTS.B, 6.334%, 11/12/27 .. 3,374 2,287
a
10905093.SQ.FTS.B, 6.475%, 11/12/27 .. 1,295 1,199
a
10901511.SQ.FTS.B, 6.481%, 11/12/27 .. 1,057 998
a
10905326.SQ.FTS.B, 6.492%, 11/12/27 .. 5,469 5,221
a
10902194.SQ.FTS.B, 6.496%, 11/12/27 .. 11,341 10,918
a
10906346.SQ.FTS.B, 6.497%, 11/12/27 .. 10,231 9,692
a
10905130.SQ.FTS.B, 6.502%, 11/12/27 .. 1,364 1,315
a
10908956.SQ.FTS.B, 4.547%, 11/13/27 .. 3,603 3,439
a
10907886.SQ.FTS.B, 4.549%, 11/13/27 .. 10,492 10,065
a
10908550.SQ.FTS.B, 4.549%, 11/13/27 .. 4,964 4,744
a
10909152.SQ.FTS.B, 4.549%, 11/13/27 .. 6,832 6,531
a
10909915.SQ.FTS.B, 4.549%, 11/13/27 .. 84,247 80,423
a
10912427.SQ.FTS.B, 4.55%, 11/13/27 ... 28,237 26,794
a
10907501.SQ.FTS.B, 4.551%, 11/13/27 .. 13,734 13,123
a
10908711.SQ.FTS.B, 4.551%, 11/13/27 .. 7,082 6,762
a
10910896.SQ.FTS.B, 4.551%, 11/13/27 .. 7,235 6,896
a
10911877.SQ.FTS.B, 4.551%, 11/13/27 .. 17,508 16,259
a
10909130.SQ.FTS.B, 4.553%, 11/13/27 .. 3,054 2,925
a
10908218.SQ.FTS.B, 4.554%, 11/13/27 .. 4,074 3,876
a
10909722.SQ.FTS.B, 4.988%, 11/13/27 .. 12,868 12,327
a
10911035.SQ.FTS.B, 4.99%, 11/13/27 ... 5,034 4,773
a
10911537.SQ.FTS.B, 5.335%, 11/13/27 .. 17,188 16,022
Description
Principal
Amount Value
Block, Inc. (continued)
a
10909087.SQ.FTS.B, 5.344%, 11/13/27 .. $ 3,328 $ 2,418
a
10910867.SQ.FTS.B, 5.546%, 11/13/27 .. 2,942 2,584
a
10909028.SQ.FTS.B, 5.551%, 11/13/27 .. 2,799 2,667
a
10909496.SQ.FTS.B, 5.552%, 11/13/27 .. 18,944 17,955
a
10911083.SQ.FTS.B, 5.553%, 11/13/27 .. 38,980 37,197
a
10907385.SQ.FTS.B, 5.8%, 11/13/27 .... 1,873 1,795
a
10910754.SQ.FTS.B, 5.804%, 11/13/27 .. 6,502 6,151
a
10910959.SQ.FTS.B, 5.804%, 11/13/27 .. 9,687 9,284
a
10908640.SQ.FTS.B, 6.178%, 11/13/27 .. 1,067 1,028
a
10912042.SQ.FTS.B, 6.185%, 11/13/27 .. 6,314 5,974
a
10912377.SQ.FTS.B, 6.328%, 11/13/27 .. 2,472 2,347
a
10909203.SQ.FTS.B, 6.338%, 11/13/27 .. 20,085 18,918
a
10908419.SQ.FTS.B, 6.348%, 11/13/27 .. 2,823 2,567
a
10907834.SQ.FTS.B, 6.476%, 11/13/27 .. 1,405 1,297
a
10911687.SQ.FTS.B, 6.493%, 11/13/27 .. 11,269 10,896
a
10912138.SQ.FTS.B, 6.494%, 11/13/27 .. 13,914 13,150
a
10908947.SQ.FTS.B, 6.495%, 11/13/27 .. 1,149 932
a
10912239.SQ.FTS.B, 6.496%, 11/13/27 .. 9,166 8,564
a
10909065.SQ.FTS.B, 6.499%, 11/13/27 .. 3,505 3,138
a
10910813.SQ.FTS.B, 6.501%, 11/13/27 .. 4,052 3,821
a
10916083.SQ.FTS.B, 4.547%, 11/14/27 .. 7,135 6,832
a
10921204.SQ.FTS.B, 4.548%, 11/14/27 .. 11,359 10,805
a
10916373.SQ.FTS.B, 4.549%, 11/14/27 .. 39,019 37,261
a
10917775.SQ.FTS.B, 4.549%, 11/14/27 .. 32,074 30,568
a
10919107.SQ.FTS.B, 4.549%, 11/14/27 .. 1,930 1,793
a
10920316.SQ.FTS.B, 4.549%, 11/14/27 .. 13,624 13,064
a
10920523.SQ.FTS.B, 4.549%, 11/14/27 .. 14,401 13,743
a
10921390.SQ.FTS.B, 4.549%, 11/14/27 .. 15,554 14,450
a
10916295.SQ.FTS.B, 4.562%, 11/14/27 .. 2,491 2,381
a
10916224.SQ.FTS.B, 4.988%, 11/14/27 .. 5,458 5,175
a
10919095.SQ.FTS.B, 4.988%, 11/14/27 .. 1,933 1,841
a
10921577.SQ.FTS.B, 5.299%, 11/14/27 .. 3,495 2,744
a
10918905.SQ.FTS.B, 5.303%, 11/14/27 .. 23,552 21,936
a
10918608.SQ.FTS.B, 5.315%, 11/14/27 .. 1,217 1,042
a
10919124.SQ.FTS.B, 5.332%, 11/14/27 .. 11,174 10,616
a
10921381.SQ.FTS.B, 5.333%, 11/14/27 .. 491 475
a
10916319.SQ.FTS.B, 5.345%, 11/14/27 .. 2,549 1,484
a
10920688.SQ.FTS.B, 5.553%, 11/14/27 .. 55,536 52,882
a
10917638.SQ.FTS.B, 5.801%, 11/14/27 .. 2,391 2,247
a
10919843.SQ.FTS.B, 5.804%, 11/14/27 .. 37,426 32,345
a
10917549.SQ.FTS.B, 6.185%, 11/14/27 .. 6,810 6,487
a
10918794.SQ.FTS.B, 6.337%, 11/14/27 .. 5,432 5,228
a
10918645.SQ.FTS.B, 6.49%, 11/14/27 ... 5,845 5,548
a
10917678.SQ.FTS.B, 6.492%, 11/14/27 .. 7,060 6,745
a
10917307.SQ.FTS.B, 6.493%, 11/14/27 .. 24,671 20,087
a
10918181.SQ.FTS.B, 6.494%, 11/14/27 .. 22,453 20,723

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10919329.SQ.FTS.B, 6.494%, 11/14/27 .. $ 45,600 $ 42,251
a
10918751.SQ.FTS.B, 6.497%, 11/14/27 .. 3,120 2,948
a
10923000.SQ.FTS.B, 4.549%, 11/15/27 .. 8,098 7,717
a
10924099.SQ.FTS.B, 4.549%, 11/15/27 .. 56,794 54,362
a
10925346.SQ.FTS.B, 4.549%, 11/15/27 .. 15,052 14,343
a
10925589.SQ.FTS.B, 4.549%, 11/15/27 .. 12,297 11,695
a
10926383.SQ.FTS.B, 4.55%, 11/15/27 ... 27,097 25,874
a
10923305.SQ.FTS.B, 4.551%, 11/15/27 .. 20,322 19,391
a
10922253.SQ.FTS.B, 4.552%, 11/15/27 .. 11,972 11,360
a
10921752.SQ.FTS.B, 4.564%, 11/15/27 .. 2,035 1,892
a
10921696.SQ.FTS.B, 4.982%, 11/15/27 .. 3,948 3,725
a
10923151.SQ.FTS.B, 4.99%, 11/15/27 ... 3,447 3,293
a
10925779.SQ.FTS.B, 5.302%, 11/15/27 .. 49,822 46,407
a
10925751.SQ.FTS.B, 5.308%, 11/15/27 .. 3,845 3,620
a
10925094.SQ.FTS.B, 5.33%, 11/15/27 ... 975 930
a
10922224.SQ.FTS.B, 5.552%, 11/15/27 .. 1,539 1,453
a
10923456.SQ.FTS.B, 5.553%, 11/15/27 .. 24,663 21,739
a
10925119.SQ.FTS.B, 5.556%, 11/15/27 .. 8,898 8,264
a
10925259.SQ.FTS.B, 5.56%, 11/15/27 ... 3,625 3,423
a
10921923.SQ.FTS.B, 5.803%, 11/15/27 .. 7,567 7,297
a
10923811.SQ.FTS.B, 6.112%, 11/15/27 ... 2,180 2,029
a
10923847.SQ.FTS.B, 6.18%, 11/15/27 ... 16,696 15,192
a
10924803.SQ.FTS.B, 6.18%, 11/15/27 ... 30,643 28,579
a
10922778.SQ.FTS.B, 6.312%, 11/15/27 .. 994 927
a
10921611.SQ.FTS.B, 6.48%, 11/15/27 ... 1,399 1,325
a
10922829.SQ.FTS.B, 6.49%, 11/15/27 ... 6,335 6,016
a
10921811.SQ.FTS.B, 6.492%, 11/15/27 .. 5,644 5,278
a
10922613.SQ.FTS.B, 6.494%, 11/15/27 .. 4,270 4,052
a
10923201.SQ.FTS.B, 6.494%, 11/15/27 .. 5,397 4,441
a
10926374.SQ.FTS.B, 6.509%, 11/15/27 .. 1,362 1,300
a
10927350.SQ.FTS.B, 4.549%, 11/16/27 .. 7,564 7,036
a
10927072.SQ.FTS.B, 4.989%, 11/16/27 .. 27,339 25,954
a
10926744.SQ.FTS.B, 5.553%, 11/16/27 .. 12,697 12,030
a
10927030.SQ.FTS.B, 5.816%, 11/16/27 .. 2,786 2,605
a
10927287.SQ.FTS.B, 6.115%, 11/16/27 .. 3,839 3,624
a
10926845.SQ.FTS.B, 6.118%, 11/16/27 .. 13,958 13,164
a
10926983.SQ.FTS.B, 6.184%, 11/16/27 .. 6,561 6,170
a
10926966.SQ.FTS.B, 6.191%, 11/16/27 .. 1,796 1,636
a
10927324.SQ.FTS.B, 6.333%, 11/16/27 .. 2,949 2,770
a
10927411.SQ.FTS.B, 6.338%, 11/16/27 .. 7,977 7,675
a
10927495.SQ.FTS.B, 6.488%, 11/16/27 .. 4,255 3,946
a
10926709.SQ.FTS.B, 6.499%, 11/16/27 .. 1,596 1,511
a
10927057.SQ.FTS.B, 6.507%, 11/16/27 .. 1,153 1,108
a
10927833.SQ.FTS.B, 4.546%, 11/17/27 .. 6,653 6,192
a
10927921.SQ.FTS.B, 4.547%, 11/17/27 .. 4,086 3,803
a
10927990.SQ.FTS.B, 4.553%, 11/17/27 .. 2,157 2,051
Description
Principal
Amount Value
Block, Inc. (continued)
a
10928033.SQ.FTS.B, 4.553%, 11/17/27 .. $ 8,402 $ 8,036
a
10927884.SQ.FTS.B, 4.561%, 11/17/27 .. 2,829 2,684
a
10928158.SQ.FTS.B, 4.988%, 11/17/27 .. 13,721 13,010
a
10927773.SQ.FTS.B, 5.335%, 11/17/27 .. 5,544 5,282
a
10927952.SQ.FTS.B, 5.547%, 11/17/27 .. 2,900 2,784
a
10928008.SQ.FTS.B, 5.55%, 11/17/27 ... 4,478 3,962
a
10928348.SQ.FTS.B, 5.553%, 11/17/27 .. 942 899
a
10928249.SQ.FTS.B, 5.555%, 11/17/27 .. 10,386 9,974
a
10927760.SQ.FTS.B, 5.559%, 11/17/27 .. 1,332 1,268
a
10928108.SQ.FTS.B, 6.118%, 11/17/27 .. 6,141 5,723
a
10927536.SQ.FTS.B, 6.18%, 11/17/27 ... 27,412 26,100
a
10927909.SQ.FTS.B, 6.342%, 11/17/27 .. 1,468 1,382
a
10931937.SQ.FTS.B, 4.54%, 11/18/27 ... 2,639 2,520
a
10929384.SQ.FTS.B, 4.547%, 11/18/27 .. 6,860 6,567
a
10934295.SQ.FTS.B, 4.548%, 11/18/27 .. 10,971 10,461
a
10931261.SQ.FTS.B, 4.549%, 11/18/27 .. 34,357 32,744
a
10931972.SQ.FTS.B, 4.549%, 11/18/27 .. 28,128 26,757
a
10933404.SQ.FTS.B, 4.549%, 11/18/27 .. 10,157 9,723
a
10929790.SQ.FTS.B, 4.55%, 11/18/27 ... 3,940 3,762
a
10930457.SQ.FTS.B, 4.551%, 11/18/27 .. 6,565 6,274
a
10930573.SQ.FTS.B, 4.552%, 11/18/27 .. 11,909 11,406
a
10930932.SQ.FTS.B, 4.553%, 11/18/27 .. 1,784 1,697
a
10930891.SQ.FTS.B, 4.573%, 11/18/27 .. 1,345 1,281
a
10932321.SQ.FTS.B, 4.989%, 11/18/27 .. 60,365 57,516
a
10933542.SQ.FTS.B, 4.989%, 11/18/27 .. 20,073 18,952
a
10931760.SQ.FTS.B, 4.99%, 11/18/27 ... 14,294 13,579
a
10930834.SQ.FTS.B, 4.992%, 11/18/27 .. 2,746 2,604
a
10933191.SQ.FTS.B, 5.29%, 11/18/27 ... 2,744 2,585
a
10930388.SQ.FTS.B, 5.297%, 11/18/27 .. 2,863 2,747
a
10932275.SQ.FTS.B, 5.299%, 11/18/27 .. 8,698 8,105
a
10929266.SQ.FTS.B, 5.305%, 11/18/27 .. 5,802 5,516
a
10929747.SQ.FTS.B, 5.33%, 11/18/27 ... 1,096 1,043
a
10932903.SQ.FTS.B, 5.334%, 11/18/27 .. 26,019 24,518
a
10930947.SQ.FTS.B, 5.552%, 11/18/27 .. 21,982 20,449
a
10933945.SQ.FTS.B, 5.552%, 11/18/27 .. 18,347 16,252
a
10930160.SQ.FTS.B, 5.554%, 11/18/27 .. 3,993 3,757
a
10929319.SQ.FTS.B, 5.574%, 11/18/27 .. 959 925
a
10933209.SQ.FTS.B, 5.803%, 11/18/27 .. 6,614 6,101
a
10933264.SQ.FTS.B, 5.804%, 11/18/27 .. 1,916 1,767
a
10930121.SQ.FTS.B, 5.815%, 11/18/27 .. 1,530 1,465
a
10931732.SQ.FTS.B, 6.166%, 11/18/27 .. 1,123 1,080
a
10929703.SQ.FTS.B, 6.185%, 11/18/27 .. 1,302 1,251
a
10933267.SQ.FTS.B, 6.338%, 11/18/27 .. 11,799 11,104
a
10930808.SQ.FTS.B, 6.369%, 11/18/27 .. 455 431
a
10931232.SQ.FTS.B, 6.481%, 11/18/27 .. 2,305 2,127
a
10929973.SQ.FTS.B, 6.491%, 11/18/27 .. 3,108 2,932

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10930338.SQ.FTS.B, 6.494%, 11/18/27 .. $ 2,892 $ 2,733
a
10933780.SQ.FTS.B, 6.496%, 11/18/27 .. 6,893 6,531
a
10929586.SQ.FTS.B, 6.498%, 11/18/27 .. 5,672 5,394
a
10931893.SQ.FTS.B, 6.508%, 11/18/27 .. 1,358 1,296
a
10934561.SQ.FTS.B, 4.547%, 11/19/27 .. 5,292 5,022
a
10934827.SQ.FTS.B, 4.549%, 11/19/27 .. 37,743 35,975
a
10935989.SQ.FTS.B, 4.549%, 11/19/27 .. 36,724 35,058
a
10936880.SQ.FTS.B, 4.549%, 11/19/27 .. 34,427 32,907
a
10937470.SQ.FTS.B, 4.549%, 11/19/27 .. 30,702 29,340
a
10938449.SQ.FTS.B, 4.549%, 11/19/27 .. 1,914 1,830
a
10939006.SQ.FTS.B, 4.549%, 11/19/27 .. 4,945 4,728
a
10936431.SQ.FTS.B, 4.551%, 11/19/27 .. 8,911 8,507
a
10938613.SQ.FTS.B, 4.556%, 11/19/27 .. 4,513 4,310
a
10937360.SQ.FTS.B, 4.982%, 11/19/27 .. 2,414 2,319
a
10937723.SQ.FTS.B, 4.988%, 11/19/27 .. 41,960 39,867
a
10938302.SQ.FTS.B, 4.988%, 11/19/27 .. 14,418 13,801
a
10939209.SQ.FTS.B, 4.988%, 11/19/27 .. 10,297 9,810
a
10939340.SQ.FTS.B, 4.988%, 11/19/27 .. 33,051 31,641
a
10938718.SQ.FTS.B, 4.989%, 11/19/27 .. 8,898 8,541
a
10936855.SQ.FTS.B, 4.992%, 11/19/27 .. 5,836 5,599
a
10939158.SQ.FTS.B, 4.992%, 11/19/27 .. 6,708 6,393
a
10938577.SQ.FTS.B, 5.333%, 11/19/27 .. 1,337 1,293
a
10934657.SQ.FTS.B, 5.334%, 11/19/27 .. 6,378 5,975
a
10938692.SQ.FTS.B, 5.541%, 11/19/27 .. 2,497 2,368
a
10938292.SQ.FTS.B, 5.546%, 11/19/27 .. 1,733 1,630
a
10937429.SQ.FTS.B, 5.565%, 11/19/27 .. 2,127 2,010
a
10936569.SQ.FTS.B, 5.804%, 11/19/27 .. 30,702 28,722
a
10938454.SQ.FTS.B, 5.804%, 11/19/27 .. 9,901 9,440
a
10938225.SQ.FTS.B, 5.809%, 11/19/27 .. 3,677 3,544
a
10938975.SQ.FTS.B, 6.162%, 11/19/27 .. 1,123 1,057
a
10939046.SQ.FTS.B, 6.179%, 11/19/27 .. 14,918 12,854
a
10939295.SQ.FTS.B, 6.179%, 11/19/27 .. 4,170 3,988
a
10937395.SQ.FTS.B, 6.18%, 11/19/27 ... 4,223 4,020
a
10938379.SQ.FTS.B, 6.181%, 11/19/27 .. 6,844 6,485
a
10939125.SQ.FTS.B, 6.182%, 11/19/27 .. 3,598 3,425
a
10938941.SQ.FTS.B, 6.184%, 11/19/27 .. 3,944 3,398
a
10938790.SQ.FTS.B, 6.339%, 11/19/27 .. 14,799 13,818
a
10935821.SQ.FTS.B, 6.489%, 11/19/27 .. 2,937 2,833
a
10938655.SQ.FTS.B, 6.493%, 11/19/27 .. 2,802 2,698
a
10935947.SQ.FTS.B, 6.502%, 11/19/27 .. 3,882 3,495
a
10938606.SQ.FTS.B, 6.505%, 11/19/27 .. 2,061 1,946
a
10938542.SQ.FTS.B, 6.514%, 11/19/27 .. 917 866
a
10938987.SQ.FTS.B, 6.536%, 11/19/27 .. 505 484
a
10943519.SQ.FTS.B, 4.544%, 11/20/27 .. 2,145 2,055
a
10943963.SQ.FTS.B, 4.546%, 11/20/27 .. 3,821 3,641
a
10941601.SQ.FTS.B, 4.549%, 11/20/27 .. 3,050 2,911
Description
Principal
Amount Value
Block, Inc. (continued)
a
10941614.SQ.FTS.B, 4.549%, 11/20/27 .. $ 10,150 $ 9,686
a
10941709.SQ.FTS.B, 4.549%, 11/20/27 .. 10,683 10,195
a
10942073.SQ.FTS.B, 4.549%, 11/20/27 .. 33,508 32,042
a
10943725.SQ.FTS.B, 4.549%, 11/20/27 .. 8,686 8,307
a
10939548.SQ.FTS.B, 4.55%, 11/20/27 ... 12,635 11,991
a
10943174.SQ.FTS.B, 4.55%, 11/20/27 ... 43,021 41,068
a
10943579.SQ.FTS.B, 4.553%, 11/20/27 .. 8,575 7,996
a
10942837.SQ.FTS.B, 4.987%, 11/20/27 .. 12,070 11,397
a
10940970.SQ.FTS.B, 4.988%, 11/20/27 .. 40,954 39,190
a
10942827.SQ.FTS.B, 4.988%, 11/20/27 .. 1,854 1,786
a
10942657.SQ.FTS.B, 5.297%, 11/20/27 .. 3,851 3,662
a
10939797.SQ.FTS.B, 5.302%, 11/20/27 .. 19,084 17,067
a
10941818.SQ.FTS.B, 5.303%, 11/20/27 .. 21,076 20,035
a
10942889.SQ.FTS.B, 5.325%, 11/20/27 .. 2,164 2,007
a
10944046.SQ.FTS.B, 5.541%, 11/20/27 .. 2,588 2,409
a
10942914.SQ.FTS.B, 5.553%, 11/20/27 .. 47,051 44,608
a
10943840.SQ.FTS.B, 6.179%, 11/20/27 .. 10,369 9,758
a
10942546.SQ.FTS.B, 6.182%, 11/20/27 .. 13,373 12,715
a
10943568.SQ.FTS.B, 6.477%, 11/20/27 .. 828 795
a
10942028.SQ.FTS.B, 6.49%, 11/20/27 ... 2,486 2,374
a
10942513.SQ.FTS.B, 6.491%, 11/20/27 .. 2,491 2,392
a
10940223.SQ.FTS.B, 6.493%, 11/20/27 .. 12,562 11,989
a
10942664.SQ.FTS.B, 6.493%, 11/20/27 .. 17,663 16,361
a
10940195.SQ.FTS.B, 6.499%, 11/20/27 .. 1,499 1,432
a
10949395.SQ.FTS.B, 4.545%, 11/21/27 .. 5,800 5,515
a
10951321.SQ.FTS.B, 4.545%, 11/21/27 .. 4,216 4,022
a
10952949.SQ.FTS.B, 4.547%, 11/21/27 .. 8,369 7,975
a
10950612.SQ.FTS.B, 4.549%, 11/21/27 .. 10,282 9,756
a
10950765.SQ.FTS.B, 4.549%, 11/21/27 .. 69,262 66,157
a
10952510.SQ.FTS.B, 4.549%, 11/21/27 .. 41,244 39,421
a
10953013.SQ.FTS.B, 4.549%, 11/21/27 .. 51,559 48,082
a
10949314.SQ.FTS.B, 4.552%, 11/21/27 .. 3,540 3,301
a
10950568.SQ.FTS.B, 4.552%, 11/21/27 .. 2,436 2,317
a
10952712.SQ.FTS.B, 4.554%, 11/21/27 .. 6,992 6,668
a
10952435.SQ.FTS.B, 4.987%, 11/21/27 .. 5,989 5,705
a
10952776.SQ.FTS.B, 4.988%, 11/21/27 .. 20,613 19,310
a
10949829.SQ.FTS.B, 4.991%, 11/21/27 .. 3,924 3,677
a
10951347.SQ.FTS.B, 5.3%, 11/21/27 .... 7,957 7,506
a
10949511.SQ.FTS.B, 5.303%, 11/21/27 .. 13,837 13,053
a
10949225.SQ.FTS.B, 5.305%, 11/21/27 .. 3,190 3,031
a
10952472.SQ.FTS.B, 5.307%, 11/21/27 .. 2,976 2,666
a
10952924.SQ.FTS.B, 5.344%, 11/21/27 .. 1,971 1,722
a
10949384.SQ.FTS.B, 5.346%, 11/21/27 .. 621 577
a
10952906.SQ.FTS.B, 5.349%, 11/21/27 .. 1,538 1,449
a
10951472.SQ.FTS.B, 5.553%, 11/21/27 .. 46,943 44,881
a
10951342.SQ.FTS.B, 5.789%, 11/21/27 .. 1,282 1,208

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10952507.SQ.FTS.B, 5.789%, 11/21/27 .. $ 945 $ 910
a
10949758.SQ.FTS.B, 5.804%, 11/21/27 .. 3,673 3,516
a
10952692.SQ.FTS.B, 6.17%, 11/21/27 ... 2,962 2,764
a
10952770.SQ.FTS.B, 6.175%, 11/21/27 .. 1,061 1,008
a
10952993.SQ.FTS.B, 6.179%, 11/21/27 .. 4,158 3,810
a
10949925.SQ.FTS.B, 6.181%, 11/21/27 .. 3,035 2,856
a
10952650.SQ.FTS.B, 6.181%, 11/21/27 .. 8,875 7,678
a
10951381.SQ.FTS.B, 6.492%, 11/21/27 .. 12,476 11,717
a
10949978.SQ.FTS.B, 6.493%, 11/21/27 .. 17,807 16,878
a
10952495.SQ.FTS.B, 6.493%, 11/21/27 .. 2,178 2,080
a
10952642.SQ.FTS.B, 6.495%, 11/21/27 .. 630 610
a
10957146.SQ.FTS.B, 4.547%, 11/22/27 .. 9,684 9,226
a
10954197.SQ.FTS.B, 4.549%, 11/22/27 .. 11,346 10,826
a
10954396.SQ.FTS.B, 4.549%, 11/22/27 .. 5,104 4,868
a
10958013.SQ.FTS.B, 4.549%, 11/22/27 .. 18,826 17,987
a
10956671.SQ.FTS.B, 4.551%, 11/22/27 .. 17,471 16,669
a
10956985.SQ.FTS.B, 4.552%, 11/22/27 .. 11,750 11,206
a
10955012.SQ.FTS.B, 4.987%, 11/22/27 .. 9,950 9,497
a
10957255.SQ.FTS.B, 4.988%, 11/22/27 .. 39,677 37,692
a
10957602.SQ.FTS.B, 4.988%, 11/22/27 .. 43,556 41,326
a
10954486.SQ.FTS.B, 4.989%, 11/22/27 .. 5,653 4,472
a
10956073.SQ.FTS.B, 4.989%, 11/22/27 .. 27,923 26,805
a
10958442.SQ.FTS.B, 5.301%, 11/22/27 .. 7,211 6,842
a
10958428.SQ.FTS.B, 5.306%, 11/22/27 .. 805 749
a
10957949.SQ.FTS.B, 5.308%, 11/22/27 .. 3,105 2,951
a
10958871.SQ.FTS.B, 5.335%, 11/22/27 .. 3,109 2,964
a
10954627.SQ.FTS.B, 5.554%, 11/22/27 .. 9,945 9,427
a
10956055.SQ.FTS.B, 5.569%, 11/22/27 .. 1,563 1,490
a
10955913.SQ.FTS.B, 5.8%, 11/22/27 .... 2,923 2,784
a
10958595.SQ.FTS.B, 6.118%, 11/22/27 .. 7,576 7,318
a
10958365.SQ.FTS.B, 6.174%, 11/22/27 .. 1,933 1,839
a
10955563.SQ.FTS.B, 6.18%, 11/22/27 ... 23,883 22,709
a
10957598.SQ.FTS.B, 6.338%, 11/22/27 .. 1,829 1,744
a
10955819.SQ.FTS.B, 6.496%, 11/22/27 .. 11,493 10,929
a
10955975.SQ.FTS.B, 6.5%, 11/22/27 .... 5,563 5,015
a
10958959.SQ.FTS.B, 4.535%, 11/23/27 .. 1,943 1,844
a
10959430.SQ.FTS.B, 4.549%, 11/23/27 .. 1,012 968
a
10959169.SQ.FTS.B, 4.55%, 11/23/27 ... 5,580 5,329
a
10958968.SQ.FTS.B, 4.551%, 11/23/27 .. 13,491 12,874
a
10959498.SQ.FTS.B, 4.552%, 11/23/27 .. 5,945 5,672
a
10958913.SQ.FTS.B, 4.555%, 11/23/27 .. 3,475 3,315
a
10958928.SQ.FTS.B, 4.555%, 11/23/27 .. 4,047 3,867
a
10959623.SQ.FTS.B, 4.556%, 11/23/27 .. 4,386 4,198
a
10959119.SQ.FTS.B, 4.988%, 11/23/27 .. 6,519 6,256
a
10959536.SQ.FTS.B, 5.301%, 11/23/27 .. 11,018 10,527
a
10959230.SQ.FTS.B, 5.31%, 11/23/27 ... 1,806 1,702
Description
Principal
Amount Value
Block, Inc. (continued)
a
10959049.SQ.FTS.B, 5.319%, 11/23/27 .. $ 682 $ 660
a
10959438.SQ.FTS.B, 5.331%, 11/23/27 .. 6,107 5,825
a
10959529.SQ.FTS.B, 5.365%, 11/23/27 .. 1,136 883
a
10959270.SQ.FTS.B, 5.804%, 11/23/27 .. 19,137 18,354
a
10959488.SQ.FTS.B, 6.179%, 11/23/27 .. 3,056 2,660
a
10959254.SQ.FTS.B, 6.192%, 11/23/27 .. 2,505 2,301
a
10959200.SQ.FTS.B, 6.489%, 11/23/27 .. 4,968 4,664
a
10959052.SQ.FTS.B, 6.492%, 11/23/27 .. 7,844 7,365
a
10959238.SQ.FTS.B, 6.51%, 11/23/27 ... 1,760 1,466
a
10959820.SQ.FTS.B, 4.547%, 11/24/27 .. 7,456 7,090
a
10959940.SQ.FTS.B, 4.549%, 11/24/27 .. 15,716 14,978
a
10960269.SQ.FTS.B, 4.549%, 11/24/27 .. 4,103 3,914
a
10960304.SQ.FTS.B, 4.55%, 11/24/27 ... 12,016 11,482
a
10959729.SQ.FTS.B, 4.552%, 11/24/27 .. 12,103 11,489
a
10959932.SQ.FTS.B, 4.553%, 11/24/27 .. 2,517 2,405
a
10960064.SQ.FTS.B, 5.302%, 11/24/27 .. 9,176 7,571
a
10960114.SQ.FTS.B, 5.303%, 11/24/27 .. 17,823 16,917
a
10960407.SQ.FTS.B, 5.331%, 11/24/27 .. 4,155 3,965
a
10959698.SQ.FTS.B, 5.553%, 11/24/27 .. 4,948 4,433
a
10959890.SQ.FTS.B, 5.806%, 11/24/27 .. 7,166 6,826
a
10959667.SQ.FTS.B, 5.809%, 11/24/27 .. 6,046 5,788
a
10960063.SQ.FTS.B, 6.118%, 11/24/27 .. 113 94
a
10960252.SQ.FTS.B, 6.126%, 11/24/27 .. 1,702 1,336
a
10960230.SQ.FTS.B, 6.177%, 11/24/27 .. 2,025 1,926
a
10959878.SQ.FTS.B, 6.196%, 11/24/27 .. 1,897 1,805
a
10960379.SQ.FTS.B, 6.337%, 11/24/27 .. 3,058 2,942
a
10959926.SQ.FTS.B, 6.51%, 11/24/27 ... 901 754
a
10960952.SQ.FTS.B, 4.54%, 11/25/27 ... 3,245 3,080
a
10961008.SQ.FTS.B, 4.547%, 11/25/27 .. 4,126 3,942
a
10961354.SQ.FTS.B, 4.549%, 11/25/27 .. 14,698 14,027
a
10960522.SQ.FTS.B, 4.55%, 11/25/27 ... 28,494 26,644
a
10960739.SQ.FTS.B, 4.55%, 11/25/27 ... 29,324 27,890
a
10961494.SQ.FTS.B, 4.554%, 11/25/27 .. 7,376 6,897
a
10960696.SQ.FTS.B, 5.299%, 11/25/27 .. 6,199 5,845
a
10961218.SQ.FTS.B, 5.299%, 11/25/27 .. 4,324 4,077
a
10961153.SQ.FTS.B, 5.304%, 11/25/27 .. 9,526 8,999
a
10961133.SQ.FTS.B, 5.563%, 11/25/27 .. 1,884 1,690
a
10960985.SQ.FTS.B, 6.176%, 11/25/27 .. 3,286 3,157
a
10961050.SQ.FTS.B, 6.176%, 11/25/27 .. 3,983 3,781
a
10961093.SQ.FTS.B, 6.196%, 11/25/27 .. 1,800 1,721
a
10961463.SQ.FTS.B, 6.332%, 11/25/27 .. 1,415 1,371
a
10960457.SQ.FTS.B, 6.339%, 11/25/27 .. 5,943 5,345
a
10961346.SQ.FTS.B, 6.351%, 11/25/27 .. 1,108 1,047
a
10961241.SQ.FTS.B, 6.489%, 11/25/27 .. 2,705 2,563
a
10961255.SQ.FTS.B, 6.494%, 11/25/27 .. 11,448 10,704
a
10961097.SQ.FTS.B, 6.5%, 11/25/27 .... 5,169 4,404

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10962738.SQ.FTS.B, 4.547%, 11/26/27 .. $ 8,066 $ 7,687
a
10964629.SQ.FTS.B, 4.549%, 11/26/27 .. 51,326 49,016
a
10965883.SQ.FTS.B, 4.549%, 11/26/27 .. 83,730 79,493
a
10967325.SQ.FTS.B, 4.55%, 11/26/27 ... 42,996 41,032
a
10965561.SQ.FTS.B, 4.986%, 11/26/27 .. 12,157 11,129
a
10962689.SQ.FTS.B, 4.987%, 11/26/27 .. 6,504 6,148
a
10963290.SQ.FTS.B, 4.988%, 11/26/27 .. 26,636 24,380
a
10962732.SQ.FTS.B, 5.317%, 11/26/27 .. 1,481 1,398
a
10965713.SQ.FTS.B, 5.348%, 11/26/27 .. 1,561 1,422
a
10964346.SQ.FTS.B, 5.554%, 11/26/27 .. 21,791 20,839
a
10964034.SQ.FTS.B, 5.802%, 11/26/27 .. 8,201 7,815
a
10965675.SQ.FTS.B, 5.811%, 11/26/27 .. 5,039 4,484
a
10965511.SQ.FTS.B, 6.118%, 11/26/27 ... 8,140 6,125
a
10965501.SQ.FTS.B, 6.122%, 11/26/27 .. 2,678 2,538
a
10965765.SQ.FTS.B, 6.123%, 11/26/27 .. 2,455 2,280
a
10965740.SQ.FTS.B, 6.167%, 11/26/27 .. 1,759 1,353
a
10963042.SQ.FTS.B, 6.178%, 11/26/27 .. 6,695 5,881
a
10965629.SQ.FTS.B, 6.332%, 11/26/27 .. 3,806 3,566
a
10965661.SQ.FTS.B, 6.337%, 11/26/27 .. 2,533 2,455
a
10962962.SQ.FTS.B, 6.338%, 11/26/27 .. 1,948 1,888
a
10965717.SQ.FTS.B, 6.492%, 11/26/27 .. 5,358 4,600
a
10965734.SQ.FTS.B, 6.496%, 11/26/27 .. 1,697 1,544
a
10972126.SQ.FTS.B, 4.546%, 11/27/27 .. 4,996 4,693
a
10968065.SQ.FTS.B, 4.549%, 11/27/27 .. 1,978 1,856
a
10968139.SQ.FTS.B, 4.549%, 11/27/27 .. 4,189 3,934
a
10969944.SQ.FTS.B, 4.549%, 11/27/27 .. 87,369 82,033
a
10971946.SQ.FTS.B, 4.549%, 11/27/27 .. 14,756 13,849
a
10973105.SQ.FTS.B, 4.55%, 11/27/27 ... 13,431 12,612
a
10971245.SQ.FTS.B, 4.551%, 11/27/27 .. 13,870 13,028
a
10968075.SQ.FTS.B, 4.552%, 11/27/27 .. 11,332 10,640
a
10967917.SQ.FTS.B, 4.553%, 11/27/27 .. 8,454 7,938
a
10971715.SQ.FTS.B, 4.559%, 11/27/27 .. 1,886 1,771
a
10969815.SQ.FTS.B, 4.561%, 11/27/27 .. 2,737 2,569
a
10968206.SQ.FTS.B, 4.967%, 11/27/27 .. 1,148 1,070
a
10968440.SQ.FTS.B, 4.988%, 11/27/27 .. 21,296 19,878
a
10968014.SQ.FTS.B, 4.995%, 11/27/27 .. 3,634 3,386
a
10971420.SQ.FTS.B, 5.309%, 11/27/27 .. 4,693 4,363
a
10967897.SQ.FTS.B, 5.311%, 11/27/27 .. 834 742
a
10972533.SQ.FTS.B, 5.553%, 11/27/27 .. 31,716 29,381
a
10973691.SQ.FTS.B, 5.553%, 11/27/27 .. 17,627 16,320
a
10971572.SQ.FTS.B, 5.555%, 11/27/27 .. 8,519 7,874
a
10967904.SQ.FTS.B, 5.566%, 11/27/27 .. 2,300 2,133
a
10968347.SQ.FTS.B, 5.804%, 11/27/27 .. 3,054 2,816
a
10972385.SQ.FTS.B, 5.804%, 11/27/27 .. 10,837 10,002
a
10972898.SQ.FTS.B, 5.804%, 11/27/27 .. 15,321 14,132
a
10971529.SQ.FTS.B, 5.805%, 11/27/27 .. 3,848 3,531
Description
Principal
Amount Value
Block, Inc. (continued)
a
10971716.SQ.FTS.B, 6.113%, 11/27/27 .. $ 2,678 $ 2,438
a
10967967.SQ.FTS.B, 6.118%, 11/27/27 .. 6,976 6,303
a
10967843.SQ.FTS.B, 6.132%, 11/27/27 .. 1,772 1,620
a
10967851.SQ.FTS.B, 6.177%, 11/27/27 .. 5,171 4,731
a
10971393.SQ.FTS.B, 6.18%, 11/27/27 ... 1,463 1,343
a
10971740.SQ.FTS.B, 6.18%, 11/27/27 ... 11,246 10,318
a
10972152.SQ.FTS.B, 6.18%, 11/27/27 ... 23,890 21,958
a
10967866.SQ.FTS.B, 6.183%, 11/27/27 .. 2,243 2,054
a
10971691.SQ.FTS.B, 6.187%, 11/27/27 .. 1,833 1,682
a
10969122.SQ.FTS.B, 6.337%, 11/27/27 .. 29,065 26,429
a
10973389.SQ.FTS.B, 6.337%, 11/27/27 .. 30,623 27,937
a
10969866.SQ.FTS.B, 6.342%, 11/27/27 .. 3,301 2,958
a
10968314.SQ.FTS.B, 6.484%, 11/27/27 .. 1,350 1,236
a
10971448.SQ.FTS.B, 6.491%, 11/27/27 .. 4,367 3,986
a
10973273.SQ.FTS.B, 6.493%, 11/27/27 .. 18,917 17,240
a
10969049.SQ.FTS.B, 6.494%, 11/27/27 .. 2,119 1,938
a
10971435.SQ.FTS.B, 6.497%, 11/27/27 .. 2,017 1,812
a
10973643.SQ.FTS.B, 6.498%, 11/27/27 .. 4,619 4,219
a
10968132.SQ.FTS.B, 6.505%, 11/27/27 .. 2,014 1,833
a
10983851.SQ.FTS.B, 4.547%, 11/28/27 .. 6,314 5,930
a
10984981.SQ.FTS.B, 4.547%, 11/28/27 .. 8,085 7,589
a
10978268.SQ.FTS.B, 4.549%, 11/28/27 .. 34,416 32,295
a
10978988.SQ.FTS.B, 4.549%, 11/28/27 .. 15,590 14,633
a
10979603.SQ.FTS.B, 4.549%, 11/28/27 .. 19,455 18,240
a
10980766.SQ.FTS.B, 4.549%, 11/28/27 .. 26,347 24,741
a
10982809.SQ.FTS.B, 4.549%, 11/28/27 .. 11,346 10,632
a
10983992.SQ.FTS.B, 4.549%, 11/28/27 .. 14,757 13,857
a
10978189.SQ.FTS.B, 4.55%, 11/28/27 ... 5,618 5,274
a
10980175.SQ.FTS.B, 4.55%, 11/28/27 ... 45,725 42,912
a
10983213.SQ.FTS.B, 4.551%, 11/28/27 .. 17,816 16,703
a
10983530.SQ.FTS.B, 4.552%, 11/28/27 .. 5,502 5,164
a
10980068.SQ.FTS.B, 4.554%, 11/28/27 .. 6,417 6,017
a
10979477.SQ.FTS.B, 4.562%, 11/28/27 .. 2,531 2,374
a
10979994.SQ.FTS.B, 4.57%, 11/28/27 ... 1,563 1,467
a
10984201.SQ.FTS.B, 4.988%, 11/28/27 .. 37,179 34,698
a
10983018.SQ.FTS.B, 4.989%, 11/28/27 .. 7,890 7,261
a
10977740.SQ.FTS.B, 5.302%, 11/28/27 .. 42,765 39,785
a
10981306.SQ.FTS.B, 5.333%, 11/28/27 .. 9,463 8,676
a
10984925.SQ.FTS.B, 5.341%, 11/28/27 .. 3,353 3,086
a
10983608.SQ.FTS.B, 5.344%, 11/28/27 .. 3,114 2,873
a
10981203.SQ.FTS.B, 5.55%, 11/28/27 ... 9,945 9,208
a
10977599.SQ.FTS.B, 5.552%, 11/28/27 .. 7,682 6,977
a
10983694.SQ.FTS.B, 5.553%, 11/28/27 .. 9,586 8,877
a
10978820.SQ.FTS.B, 5.803%, 11/28/27 .. 6,191 5,712
a
10978972.SQ.FTS.B, 6.117%, 11/28/27 .. 1,189 1,050
a
10980005.SQ.FTS.B, 6.118%, 11/28/27 .. 4,513 4,116

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
10984868.SQ.FTS.B, 6.174%, 11/28/27 .. $ 3,343 $ 3,070
a
10978134.SQ.FTS.B, 6.337%, 11/28/27 .. 6,088 5,549
a
10979557.SQ.FTS.B, 6.341%, 11/28/27 .. 1,635 1,443
a
10981095.SQ.FTS.B, 6.343%, 11/28/27 .. 3,693 3,345
a
10979902.SQ.FTS.B, 6.499%, 11/28/27 .. 4,084 3,687
a
10980751.SQ.FTS.B, 6.5%, 11/28/27 .... 1,232 1,124
a
10983607.SQ.FTS.B, 6.537%, 11/28/27 .. 496 454
a
10987752.SQ.FTS.B, 4.549%, 11/29/27 .. 69,913 65,543
a
10988951.SQ.FTS.B, 4.549%, 11/29/27 .. 12,578 11,805
a
10991479.SQ.FTS.B, 4.549%, 11/29/27 .. 7,890 7,404
a
10989905.SQ.FTS.B, 4.55%, 11/29/27 ... 41,419 38,895
a
10988680.SQ.FTS.B, 4.554%, 11/29/27 .. 7,353 6,903
a
10990421.SQ.FTS.B, 4.562%, 11/29/27 .. 2,744 2,577
a
10985618.SQ.FTS.B, 4.988%, 11/29/27 .. 4,641 4,328
a
10989716.SQ.FTS.B, 4.988%, 11/29/27 .. 18,239 17,003
a
10986111.SQ.FTS.B, 4.989%, 11/29/27 ... 41,228 38,475
a
10985514.SQ.FTS.B, 4.99%, 11/29/27 ... 3,036 2,831
a
10990404.SQ.FTS.B, 5.291%, 11/29/27 .. 2,107 1,953
a
10990433.SQ.FTS.B, 5.302%, 11/29/27 .. 55,283 51,374
a
10990994.SQ.FTS.B, 5.309%, 11/29/27 .. 4,143 3,844
a
10989507.SQ.FTS.B, 5.327%, 11/29/27 .. 3,169 2,923
a
10985147.SQ.FTS.B, 5.333%, 11/29/27 .. 8,603 7,830
a
10988932.SQ.FTS.B, 5.333%, 11/29/27 .. 657 595
a
10985925.SQ.FTS.B, 5.337%, 11/29/27 .. 7,700 7,081
a
10987152.SQ.FTS.B, 5.348%, 11/29/27 .. 953 882
a
10988791.SQ.FTS.B, 5.549%, 11/29/27 .. 8,559 7,927
a
10987169.SQ.FTS.B, 5.552%, 11/29/27 .. 43,589 40,373
a
10991079.SQ.FTS.B, 5.804%, 11/29/27 .. 15,309 14,097
a
10989576.SQ.FTS.B, 5.806%, 11/29/27 .. 15,131 13,954
a
10989176.SQ.FTS.B, 5.809%, 11/29/27 .. 6,564 6,047
a
10989258.SQ.FTS.B, 6.118%, 11/29/27 .. 9,362 8,527
a
10987559.SQ.FTS.B, 6.179%, 11/29/27 .. 11,463 10,544
a
10985592.SQ.FTS.B, 6.327%, 11/29/27 .. 1,329 1,217
a
10989559.SQ.FTS.B, 6.346%, 11/29/27 .. 1,243 1,133
a
10987532.SQ.FTS.B, 6.488%, 11/29/27 .. 1,705 1,551
a
10985791.SQ.FTS.B, 6.49%, 11/29/27 ... 5,071 4,624
a
10989382.SQ.FTS.B, 6.492%, 11/29/27 .. 11,276 10,239
a
10985335.SQ.FTS.B, 6.493%, 11/29/27 .. 11,331 10,329
a
10990942.SQ.FTS.B, 6.518%, 11/29/27 .. 1,219 1,114
a
10992134.SQ.FTS.B, 4.549%, 11/30/27 .. 25,035 23,510
a
10992788.SQ.FTS.B, 4.549%, 11/30/27 .. 5,215 4,894
a
10993183.SQ.FTS.B, 4.549%, 11/30/27 .. 26,341 24,723
a
10993637.SQ.FTS.B, 4.549%, 11/30/27 .. 11,545 10,835
a
10992540.SQ.FTS.B, 4.551%, 11/30/27 .. 8,770 8,225
a
10991748.SQ.FTS.B, 4.986%, 11/30/27 .. 14,503 13,531
a
10991594.SQ.FTS.B, 4.99%, 11/30/27 ... 7,303 6,813
Description
Principal
Amount Value
Block, Inc. (continued)
a
10993156.SQ.FTS.B, 5.328%, 11/30/27 .. $ 2,081 $ 1,925
a
10991973.SQ.FTS.B, 5.329%, 11/30/27 .. 4,581 4,199
a
10991531.SQ.FTS.B, 5.332%, 11/30/27 .. 2,068 1,896
a
10991573.SQ.FTS.B, 5.547%, 11/30/27 .. 3,499 3,239
a
10992869.SQ.FTS.B, 5.554%, 11/30/27 .. 20,360 18,829
a
10993623.SQ.FTS.B, 6.101%, 11/30/27 .. 1,473 1,339
a
10992495.SQ.FTS.B, 6.118%, 11/30/27 .. 2,909 2,656
a
10992664.SQ.FTS.B, 6.18%, 11/30/27 ... 8,193 7,510
a
10992108.SQ.FTS.B, 6.193%, 11/30/27 .. 2,610 2,394
a
10993572.SQ.FTS.B, 6.348%, 11/30/27 .. 3,158 2,883
a
10992055.SQ.FTS.B, 6.497%, 11/30/27 .. 4,268 3,877
a
10992465.SQ.FTS.B, 6.512%, 11/30/27 .. 1,848 1,687
a
10995003.SQ.FTS.B, 4.547%, 12/01/27 .. 8,084 7,589
a
10995114.SQ.FTS.B, 4.549%, 12/01/27 .. 37,551 35,248
a
10999114.SQ.FTS.B, 4.549%, 12/01/27 .. 81,513 76,490
a
11000686.SQ.FTS.B, 4.984%, 12/01/27 .. 7,156 6,678
a
10998649.SQ.FTS.B, 4.985%, 12/01/27 .. 3,008 2,804
a
10996638.SQ.FTS.B, 4.988%, 12/01/27 .. 68,108 63,531
a
10998153.SQ.FTS.B, 4.988%, 12/01/27 .. 7,638 7,110
a
10998343.SQ.FTS.B, 4.989%, 12/01/27 .. 14,286 13,320
a
10998520.SQ.FTS.B, 4.992%, 12/01/27 .. 6,454 6,021
a
10998753.SQ.FTS.B, 4.998%, 12/01/27 .. 3,286 3,063
a
10998811.SQ.FTS.B, 5.304%, 12/01/27 .. 9,587 8,903
a
10998506.SQ.FTS.B, 5.832%, 12/01/27 .. 1,141 1,051
a
10998260.SQ.FTS.B, 6.186%, 12/01/27 .. 5,745 5,268
a
10998625.SQ.FTS.B, 6.186%, 12/01/27 .. 1,781 1,629
a
10998731.SQ.FTS.B, 6.194%, 12/01/27 .. 1,535 1,407
a
10998969.SQ.FTS.B, 6.498%, 12/01/27 .. 5,476 4,985
a
11000820.SQ.FTS.B, 6.502%, 12/01/27 .. 3,384 3,091
a
11003325.SQ.FTS.B, 4.543%, 12/02/27 .. 2,871 2,694
a
11000980.SQ.FTS.B, 4.549%, 12/02/27 .. 34,407 32,300
a
11003016.SQ.FTS.B, 4.549%, 12/02/27 .. 18,618 17,482
a
11005318.SQ.FTS.B, 4.55%, 12/02/27 ... 67,761 63,591
a
11006009.SQ.FTS.B, 4.551%, 12/02/27 .. 16,945 15,911
a
11003486.SQ.FTS.B, 4.552%, 12/02/27 .. 5,138 4,822
a
11003573.SQ.FTS.B, 4.552%, 12/02/27 .. 10,724 10,061
a
11002099.SQ.FTS.B, 4.988%, 12/02/27 .. 38,092 35,523
a
11004459.SQ.FTS.B, 4.988%, 12/02/27 .. 57,455 53,603
a
11006545.SQ.FTS.B, 4.988%, 12/02/27 .. 2,078 1,938
a
11003887.SQ.FTS.B, 5.301%, 12/02/27 .. 26,730 24,823
a
11006383.SQ.FTS.B, 5.304%, 12/02/27 .. 9,569 8,891
a
11002984.SQ.FTS.B, 5.307%, 12/02/27 .. 2,812 2,614
a
11003361.SQ.FTS.B, 5.332%, 12/02/27 .. 5,593 5,150
a
11005183.SQ.FTS.B, 5.332%, 12/02/27 .. 7,931 7,259
a
11006744.SQ.FTS.B, 5.337%, 12/02/27 .. 7,134 6,523
a
11003788.SQ.FTS.B, 5.55%, 12/02/27 ... 9,710 8,992

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
11006477.SQ.FTS.B, 5.556%, 12/02/27 .. $ 7,513 $ 6,951
a
11004384.SQ.FTS.B, 5.805%, 12/02/27 .. 12,661 11,668
a
11006586.SQ.FTS.B, 5.807%, 12/02/27 .. 12,359 11,388
a
11005067.SQ.FTS.B, 6.179%, 12/02/27 .. 3,353 3,080
a
11006321.SQ.FTS.B, 6.181%, 12/02/27 .. 9,164 8,399
a
11006189.SQ.FTS.B, 6.182%, 12/02/27 .. 11,088 10,129
a
11003721.SQ.FTS.B, 6.334%, 12/02/27 .. 4,434 4,034
a
11006960.SQ.FTS.B, 6.338%, 12/02/27 .. 2,716 2,458
a
11005106.SQ.FTS.B, 6.34%, 12/02/27 ... 2,042 1,853
a
11005283.SQ.FTS.B, 6.48%, 12/02/27 ... 1,475 1,339
a
11003181.SQ.FTS.B, 6.493%, 12/02/27 .. 7,540 6,867
a
11005142.SQ.FTS.B, 6.493%, 12/02/27 .. 1,332 1,168
a
11003415.SQ.FTS.B, 6.494%, 12/02/27 .. 4,500 4,024
a
11004288.SQ.FTS.B, 6.494%, 12/02/27 .. 8,479 7,688
a
11002950.SQ.FTS.B, 6.499%, 12/02/27 .. 1,853 1,692
a
11007075.SQ.FTS.B, 4.539%, 12/03/27 .. 2,591 2,431
a
11007786.SQ.FTS.B, 4.543%, 12/03/27 .. 2,615 2,452
a
11007447.SQ.FTS.B, 4.549%, 12/03/27 .. 3,059 2,872
a
11007492.SQ.FTS.B, 4.549%, 12/03/27 .. 2,100 1,971
a
11007585.SQ.FTS.B, 4.549%, 12/03/27 .. 10,680 10,026
a
11009336.SQ.FTS.B, 4.549%, 12/03/27 .. 8,559 8,033
a
11010428.SQ.FTS.B, 4.549%, 12/03/27 .. 22,469 21,078
a
11011047.SQ.FTS.B, 4.549%, 12/03/27 .. 15,118 14,190
a
11011698.SQ.FTS.B, 4.549%, 12/03/27 .. 30,102 28,221
a
11007990.SQ.FTS.B, 4.551%, 12/03/27 .. 14,158 13,289
a
11008856.SQ.FTS.B, 4.551%, 12/03/27 .. 2,333 2,190
a
11011366.SQ.FTS.B, 4.551%, 12/03/27 .. 16,790 15,757
a
11015819.SQ.FTS.B, 4.551%, 12/03/27 .. 14,476 13,581
a
11011943.SQ.FTS.B, 4.552%, 12/03/27 .. 2,257 2,118
a
11010793.SQ.FTS.B, 4.982%, 12/03/27 .. 3,636 3,389
a
11010368.SQ.FTS.B, 4.983%, 12/03/27 .. 2,784 2,588
a
11009670.SQ.FTS.B, 4.988%, 12/03/27 .. 26,969 25,164
a
11010842.SQ.FTS.B, 4.988%, 12/03/27 .. 16,198 15,094
a
11012031.SQ.FTS.B, 4.988%, 12/03/27 .. 17,273 16,107
a
11010058.SQ.FTS.B, 4.989%, 12/03/27 .. 26,682 24,872
a
11008331.SQ.FTS.B, 5.301%, 12/03/27 .. 4,072 3,779
a
11009041.SQ.FTS.B, 5.302%, 12/03/27 .. 24,525 22,773
a
11009300.SQ.FTS.B, 5.302%, 12/03/27 .. 5,683 5,271
a
11007838.SQ.FTS.B, 5.331%, 12/03/27 .. 5,240 4,815
a
11009605.SQ.FTS.B, 5.331%, 12/03/27 .. 5,558 5,117
a
11008793.SQ.FTS.B, 5.34%, 12/03/27 ... 4,640 4,247
a
11011523.SQ.FTS.B, 5.553%, 12/03/27 .. 26,236 24,269
a
11011215.SQ.FTS.B, 5.555%, 12/03/27 .. 11,346 10,460
a
11008480.SQ.FTS.B, 5.804%, 12/03/27 .. 12,287 11,319
a
11008677.SQ.FTS.B, 5.804%, 12/03/27 .. 8,260 7,611
a
11008372.SQ.FTS.B, 5.81%, 12/03/27 ... 5,229 4,822
Description
Principal
Amount Value
Block, Inc. (continued)
a
11007530.SQ.FTS.B, 6.118%, 12/03/27 .. $ 754 $ 691
a
11009909.SQ.FTS.B, 6.118%, 12/03/27 .. 9,704 8,826
a
11009423.SQ.FTS.B, 6.18%, 12/03/27 ... 24,469 22,441
a
11007171.SQ.FTS.B, 6.181%, 12/03/27 .. 9,622 8,833
a
11011977.SQ.FTS.B, 6.182%, 12/03/27 .. 7,657 7,038
a
11007772.SQ.FTS.B, 6.192%, 12/03/27 .. 924 848
a
11008871.SQ.FTS.B, 6.494%, 12/03/27 .. 10,019 9,124
a
11010000.SQ.FTS.B, 6.494%, 12/03/27 .. 8,492 7,746
a
11009983.SQ.FTS.B, 6.499%, 12/03/27 .. 2,247 2,042
a
11008992.SQ.FTS.B, 6.502%, 12/03/27 .. 3,217 2,936
a
11011184.SQ.FTS.B, 6.505%, 12/03/27 ... 2,792 2,545
a
11010402.SQ.FTS.B, 6.519%, 12/03/27 .. 1,234 1,120
a
11016426.SQ.FTS.B, 4.546%, 12/04/27 .. 3,806 3,572
a
11016185.SQ.FTS.B, 4.549%, 12/04/27 .. 6,929 6,501
a
11017015.SQ.FTS.B, 4.549%, 12/04/27 .. 4,375 4,106
a
11017222.SQ.FTS.B, 4.549%, 12/04/27 .. 10,542 9,888
a
11017390.SQ.FTS.B, 4.549%, 12/04/27 .. 30,995 29,080
a
11019193.SQ.FTS.B, 4.549%, 12/04/27 .. 4,294 4,029
a
11020493.SQ.FTS.B, 4.549%, 12/04/27 .. 22,828 21,411
a
11021114.SQ.FTS.B, 4.549%, 12/04/27 ... 21,481 20,150
a
11019335.SQ.FTS.B, 4.551%, 12/04/27 .. 14,802 13,885
a
11020441.SQ.FTS.B, 4.552%, 12/04/27 .. 2,471 2,317
a
11016719.SQ.FTS.B, 4.553%, 12/04/27 .. 4,842 4,544
a
11017655.SQ.FTS.B, 4.557%, 12/04/27 .. 4,063 3,809
a
11017643.SQ.FTS.B, 4.584%, 12/04/27 .. 974 914
a
11017690.SQ.FTS.B, 4.988%, 12/04/27 .. 107,563 100,401
a
11020929.SQ.FTS.B, 4.988%, 12/04/27 .. 20,349 18,975
a
11017070.SQ.FTS.B, 4.989%, 12/04/27 .. 8,802 8,203
a
11019509.SQ.FTS.B, 4.989%, 12/04/27 .. 57,285 53,389
a
11020213.SQ.FTS.B, 5.297%, 12/04/27 .. 6,373 5,919
a
11019431.SQ.FTS.B, 5.301%, 12/04/27 .. 7,914 7,354
a
11016333.SQ.FTS.B, 5.335%, 12/04/27 .. 4,849 4,473
a
11020352.SQ.FTS.B, 5.551%, 12/04/27 .. 4,473 4,140
a
11019276.SQ.FTS.B, 5.553%, 12/04/27 .. 11,079 10,258
a
11021331.SQ.FTS.B, 5.553%, 12/04/27 .. 16,357 15,135
a
11016515.SQ.FTS.B, 5.798%, 12/04/27 .. 4,045 3,720
a
11021580.SQ.FTS.B, 5.802%, 12/04/27 .. 7,998 7,359
a
11016865.SQ.FTS.B, 6.341%, 12/04/27 .. 4,788 4,305
a
11019177.SQ.FTS.B, 6.359%, 12/04/27 .. 1,274 1,157
a
11019422.SQ.FTS.B, 6.512%, 12/04/27 .. 1,926 1,760
a
11023228.SQ.FTS.B, 4.548%, 12/05/27 .. 5,348 5,016
a
11023543.SQ.FTS.B, 4.549%, 12/05/27 .. 11,139 10,455
a
11023666.SQ.FTS.B, 4.549%, 12/05/27 .. 7,297 6,842
a
11025302.SQ.FTS.B, 4.549%, 12/05/27 .. 4,216 3,954
a
11026197.SQ.FTS.B, 4.549%, 12/05/27 .. 8,458 7,935
a
11022382.SQ.FTS.B, 4.55%, 12/05/27 ... 29,363 27,543

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
11021608.SQ.FTS.B, 4.552%, 12/05/27 .. $ 4,484 $ 4,204
a
11023800.SQ.FTS.B, 4.553%, 12/05/27 .. 3,942 3,698
a
11022294.SQ.FTS.B, 4.554%, 12/05/27 .. 4,196 3,937
a
11022166.SQ.FTS.B, 4.57%, 12/05/27 ... 1,598 1,498
a
11023896.SQ.FTS.B, 4.984%, 12/05/27 .. 4,868 4,543
a
11026428.SQ.FTS.B, 4.988%, 12/05/27 .. 73,355 68,366
a
11021987.SQ.FTS.B, 4.992%, 12/05/27 .. 2,561 2,389
a
11025274.SQ.FTS.B, 5.301%, 12/05/27 .. 5,691 5,287
a
11025918.SQ.FTS.B, 5.303%, 12/05/27 .. 26,366 24,488
a
11021910.SQ.FTS.B, 5.311%, 12/05/27 .. 3,687 3,421
a
11022206.SQ.FTS.B, 5.329%, 12/05/27 .. 1,759 1,619
a
11026131.SQ.FTS.B, 5.543%, 12/05/27 .. 2,362 2,163
a
11023289.SQ.FTS.B, 5.553%, 12/05/27 .. 4,157 3,841
a
11024040.SQ.FTS.B, 5.553%, 12/05/27 .. 80,161 74,132
a
11025340.SQ.FTS.B, 5.553%, 12/05/27 .. 52,168 48,261
a
11022109.SQ.FTS.B, 5.798%, 12/05/27 .. 3,397 3,129
a
11025830.SQ.FTS.B, 5.804%, 12/05/27 .. 11,804 10,886
a
11021806.SQ.FTS.B, 6.114%, 12/05/27 .. 3,256 2,965
a
11023330.SQ.FTS.B, 6.18%, 12/05/27 ... 18,850 17,266
a
11026387.SQ.FTS.B, 6.485%, 12/05/27 .. 3,564 3,249
a
11021760.SQ.FTS.B, 6.499%, 12/05/27 .. 2,336 2,128
a
11026162.SQ.FTS.B, 6.499%, 12/05/27 .. 5,375 4,898
a
11022042.SQ.FTS.B, 6.507%, 12/05/27 .. 1,546 1,410
a
11022063.SQ.FTS.B, 6.513%, 12/05/27 .. 1,017 928
a
11027356.SQ.FTS.B, 4.55%, 12/06/27 ... 13,523 12,679
a
11027091.SQ.FTS.B, 4.551%, 12/06/27 .. 8,035 7,536
a
11027939.SQ.FTS.B, 4.552%, 12/06/27 .. 12,500 11,726
a
11027598.SQ.FTS.B, 5.001%, 12/06/27 .. 2,495 2,324
a
11027463.SQ.FTS.B, 5.3%, 12/06/27 .... 10,948 10,163
a
11027625.SQ.FTS.B, 5.333%, 12/06/27 .. 1,233 1,136
a
11027721.SQ.FTS.B, 5.335%, 12/06/27 .. 7,112 6,596
a
11027152.SQ.FTS.B, 5.523%, 12/06/27 .. 1,001 926
a
11027023.SQ.FTS.B, 5.558%, 12/06/27 .. 4,897 4,526
a
11027071.SQ.FTS.B, 6.102%, 12/06/27 .. 1,689 1,545
a
11027637.SQ.FTS.B, 6.115%, 12/06/27 .. 4,719 4,313
a
11027577.SQ.FTS.B, 6.167%, 12/06/27 .. 2,157 1,976
a
11027685.SQ.FTS.B, 6.175%, 12/06/27 .. 3,150 2,883
a
11027159.SQ.FTS.B, 6.335%, 12/06/27 .. 10,592 9,622
a
11027823.SQ.FTS.B, 6.338%, 12/06/27 .. 11,835 10,782
a
11026992.SQ.FTS.B, 6.349%, 12/06/27 .. 1,795 1,631
a
11027924.SQ.FTS.B, 6.477%, 12/06/27 .. 1,100 1,001
a
11028060.SQ.FTS.B, 6.491%, 12/06/27 .. 9,783 8,934
a
11027257.SQ.FTS.B, 6.492%, 12/06/27 .. 3,349 3,040
a
11028895.SQ.FTS.B, 4.549%, 12/07/27 .. 20,661 19,379
a
11028499.SQ.FTS.B, 4.551%, 12/07/27 .. 17,761 16,659
a
11028829.SQ.FTS.B, 4.555%, 12/07/27 .. 4,905 4,600
Description
Principal
Amount Value
Block, Inc. (continued)
a
11028174.SQ.FTS.B, 5.301%, 12/07/27 .. $ 6,682 $ 6,201
a
11028243.SQ.FTS.B, 5.334%, 12/07/27 .. 2,618 2,369
a
11028877.SQ.FTS.B, 5.549%, 12/07/27 .. 1,763 1,631
a
11028283.SQ.FTS.B, 6.495%, 12/07/27 .. 20,600 18,698
a
11029102.SQ.FTS.B, 6.495%, 12/07/27 .. 10,500 9,594
a
11028680.SQ.FTS.B, 6.497%, 12/07/27 .. 12,622 11,506
a
11035074.SQ.FTS.B, 4.545%, 12/08/27 .. 5,098 4,775
a
11030115.SQ.FTS.B, 4.549%, 12/08/27 .. 12,711 11,923
a
11031892.SQ.FTS.B, 4.549%, 12/08/27 .. 2,068 1,938
a
11031948.SQ.FTS.B, 4.549%, 12/08/27 .. 33,369 31,299
a
11034311.SQ.FTS.B, 4.549%, 12/08/27 .. 5,316 4,985
a
11035190.SQ.FTS.B, 4.549%, 12/08/27 .. 8,367 7,844
a
11031045.SQ.FTS.B, 4.55%, 12/08/27 ... 32,457 30,415
a
11034551.SQ.FTS.B, 4.553%, 12/08/27 .. 3,364 3,156
a
11031845.SQ.FTS.B, 4.559%, 12/08/27 .. 2,357 2,211
a
11032664.SQ.FTS.B, 4.989%, 12/08/27 .. 25,564 23,842
a
11033486.SQ.FTS.B, 5.295%, 12/08/27 .. 3,868 3,589
a
11035446.SQ.FTS.B, 5.308%, 12/08/27 .. 3,778 3,509
a
11035533.SQ.FTS.B, 5.31%, 12/08/27 ... 2,362 2,179
a
11034525.SQ.FTS.B, 5.322%, 12/08/27 .. 1,412 1,306
a
11033826.SQ.FTS.B, 5.804%, 12/08/27 .. 19,604 18,087
a
11034160.SQ.FTS.B, 5.808%, 12/08/27 .. 9,061 8,360
a
11033583.SQ.FTS.B, 5.81%, 12/08/27 ... 5,379 4,960
a
11031716.SQ.FTS.B, 6.175%, 12/08/27 .. 5,778 5,294
a
11030540.SQ.FTS.B, 6.18%, 12/08/27 ... 11,961 10,970
a
11033670.SQ.FTS.B, 6.18%, 12/08/27 ... 12,462 11,443
a
11034350.SQ.FTS.B, 6.18%, 12/08/27 ... 15,327 14,056
a
11034943.SQ.FTS.B, 6.18%, 12/08/27 ... 3,811 3,498
a
11035353.SQ.FTS.B, 6.346%, 12/08/27 .. 3,232 2,933
a
11033449.SQ.FTS.B, 6.485%, 12/08/27 .. 2,768 2,529
a
11034620.SQ.FTS.B, 6.493%, 12/08/27 .. 18,581 16,921
a
11034993.SQ.FTS.B, 6.493%, 12/08/27 .. 5,590 5,087
a
11033250.SQ.FTS.B, 6.496%, 12/08/27 .. 14,017 12,786
a
11031785.SQ.FTS.B, 6.499%, 12/08/27 .. 6,004 5,461
a
11035156.SQ.FTS.B, 6.502%, 12/08/27 .. 2,405 2,179
a
11040693.SQ.FTS.B, 4.547%, 12/09/27 .. 7,454 6,991
a
11039174.SQ.FTS.B, 4.549%, 12/09/27 .. 12,325 11,550
a
11040241.SQ.FTS.B, 4.549%, 12/09/27 .. 10,596 9,935
a
11040357.SQ.FTS.B, 4.549%, 12/09/27 .. 21,824 20,469
a
11038141.SQ.FTS.B, 4.551%, 12/09/27 .. 7,222 6,774
a
11040672.SQ.FTS.B, 4.563%, 12/09/27 .. 2,478 2,324
a
11038536.SQ.FTS.B, 4.981%, 12/09/27 .. 3,073 2,866
a
11037662.SQ.FTS.B, 4.986%, 12/09/27 .. 14,623 13,639
a
11038300.SQ.FTS.B, 4.989%, 12/09/27 .. 22,038 20,546
a
11038594.SQ.FTS.B, 4.989%, 12/09/27 .. 61,012 56,837
a
11037956.SQ.FTS.B, 4.991%, 12/09/27 .. 11,669 10,877

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
11039146.SQ.FTS.B, 5%, 12/09/27 ...... $ 2,134 $ 1,990
a
11039299.SQ.FTS.B, 5.302%, 12/09/27 .. 107,064 99,360
a
11036014.SQ.FTS.B, 5.304%, 12/09/27 .. 13,711 12,731
a
11040681.SQ.FTS.B, 5.354%, 12/09/27 .. 628 574
a
11041196.SQ.FTS.B, 5.547%, 12/09/27 .. 2,469 2,286
a
11040210.SQ.FTS.B, 6.123%, 12/09/27 .. 5,325 4,879
a
11038232.SQ.FTS.B, 6.17%, 12/09/27 ... 2,676 2,456
a
11037785.SQ.FTS.B, 6.18%, 12/09/27 ... 3,339 3,064
a
11037835.SQ.FTS.B, 6.184%, 12/09/27 .. 9,144 8,379
a
11040580.SQ.FTS.B, 6.186%, 12/09/27 .. 3,842 3,524
a
11040746.SQ.FTS.B, 6.336%, 12/09/27 .. 30,662 27,880
a
11038264.SQ.FTS.B, 6.339%, 12/09/27 .. 2,776 2,535
a
11036391.SQ.FTS.B, 6.35%, 12/09/27 ... 982 866
a
11037477.SQ.FTS.B, 6.492%, 12/09/27 .. 7,847 7,134
a
11036424.SQ.FTS.B, 6.493%, 12/09/27 .. 25,186 22,916
a
11035590.SQ.FTS.B, 6.495%, 12/09/27 .. 6,192 5,624
a
11037153.SQ.FTS.B, 6.495%, 12/09/27 .. 21,613 19,690
a
11040624.SQ.FTS.B, 6.497%, 12/09/27 .. 4,047 3,692
a
11040605.SQ.FTS.B, 6.5%, 12/09/27 .... 3,405 3,115
a
11042916.SQ.FTS.B, 4.546%, 12/10/27 .. 6,152 5,768
a
11041249.SQ.FTS.B, 4.549%, 12/10/27 .. 3,043 2,850
a
11042638.SQ.FTS.B, 4.549%, 12/10/27 .. 9,621 9,021
a
11043236.SQ.FTS.B, 4.549%, 12/10/27 .. 17,120 16,065
a
11043880.SQ.FTS.B, 4.549%, 12/10/27 .. 10,692 10,022
a
11044530.SQ.FTS.B, 4.549%, 12/10/27 .. 6,367 5,969
a
11044705.SQ.FTS.B, 4.549%, 12/10/27 .. 47,545 44,586
a
11042389.SQ.FTS.B, 4.553%, 12/10/27 .. 8,065 7,562
a
11044002.SQ.FTS.B, 4.983%, 12/10/27 .. 4,394 4,095
a
11041335.SQ.FTS.B, 4.987%, 12/10/27 .. 9,168 8,543
a
11045163.SQ.FTS.B, 5.302%, 12/10/27 .. 28,695 26,643
a
11043852.SQ.FTS.B, 5.342%, 12/10/27 .. 1,965 1,810
a
11043182.SQ.FTS.B, 5.382%, 12/10/27 .. 629 581
a
11042966.SQ.FTS.B, 5.538%, 12/10/27 .. 2,057 1,901
a
11042878.SQ.FTS.B, 5.552%, 12/10/27 .. 3,966 3,671
a
11043515.SQ.FTS.B, 5.553%, 12/10/27 .. 28,862 26,677
a
11045902.SQ.FTS.B, 5.553%, 12/10/27 .. 62,458 57,599
a
11044670.SQ.FTS.B, 5.804%, 12/10/27 .. 4,352 4,011
a
11043191.SQ.FTS.B, 5.807%, 12/10/27 .. 5,593 5,163
a
11044059.SQ.FTS.B, 5.808%, 12/10/27 .. 4,948 4,563
a
11042265.SQ.FTS.B, 5.811%, 12/10/27 .. 2,502 2,307
a
11041649.SQ.FTS.B, 6.112%, 12/10/27 .. 2,068 1,858
a
11043020.SQ.FTS.B, 6.177%, 12/10/27 .. 1,901 1,731
a
11042781.SQ.FTS.B, 6.18%, 12/10/27 ... 4,085 3,736
a
11043073.SQ.FTS.B, 6.181%, 12/10/27 .. 8,021 7,334
a
11044122.SQ.FTS.B, 6.181%, 12/10/27 .. 41,832 38,337
a
11045854.SQ.FTS.B, 6.182%, 12/10/27 .. 5,079 4,650
Description
Principal
Amount Value
Block, Inc. (continued)
a
11042827.SQ.FTS.B, 6.183%, 12/10/27 .. $ 5,999 $ 5,504
a
11042184.SQ.FTS.B, 6.487%, 12/10/27 .. 2,754 2,508
a
11044092.SQ.FTS.B, 6.488%, 12/10/27 .. 1,914 1,729
a
11045374.SQ.FTS.B, 6.494%, 12/10/27 .. 59,275 54,065
a
11041549.SQ.FTS.B, 6.495%, 12/10/27 .. 5,996 5,465
a
11041698.SQ.FTS.B, 6.495%, 12/10/27 .. 19,441 17,645
a
11043180.SQ.FTS.B, 6.496%, 12/10/27 .. 1,697 1,545
a
11042822.SQ.FTS.B, 6.513%, 12/10/27 .. 980 892
a
11050977.SQ.FTS.B, 4.54%, 12/11/27 ... 3,050 2,859
a
11052230.SQ.FTS.B, 4.546%, 12/11/27 .. 2,679 2,512
a
11052192.SQ.FTS.B, 4.549%, 12/11/27 .. 5,416 5,078
a
11052562.SQ.FTS.B, 4.549%, 12/11/27 .. 95,890 89,910
a
11054800.SQ.FTS.B, 4.549%, 12/11/27 .. 20,072 18,818
a
11051670.SQ.FTS.B, 4.551%, 12/11/27 .. 18,305 17,162
a
11055183.SQ.FTS.B, 4.551%, 12/11/27 .. 19,651 18,414
a
11055449.SQ.FTS.B, 4.551%, 12/11/27 .. 14,016 13,136
a
11052507.SQ.FTS.B, 4.979%, 12/11/27 .. 2,375 2,213
a
11052077.SQ.FTS.B, 4.985%, 12/11/27 .. 7,685 7,157
a
11051358.SQ.FTS.B, 5.299%, 12/11/27 .. 11,841 10,997
a
11053557.SQ.FTS.B, 5.302%, 12/11/27 .. 107,220 99,438
a
11051066.SQ.FTS.B, 5.328%, 12/11/27 .. 3,101 2,863
a
11055606.SQ.FTS.B, 5.332%, 12/11/27 .. 5,462 5,053
a
11055671.SQ.FTS.B, 5.553%, 12/11/27 .. 55,575 51,372
a
11051153.SQ.FTS.B, 5.554%, 12/11/27 ... 5,603 5,184
a
11050754.SQ.FTS.B, 5.555%, 12/11/27 .. 8,162 7,551
a
11050228.SQ.FTS.B, 5.796%, 12/11/27 .. 2,668 2,454
a
11051295.SQ.FTS.B, 5.828%, 12/11/27 .. 1,440 1,327
a
11054723.SQ.FTS.B, 6.118%, 12/11/27 ... 6,636 6,061
a
11054696.SQ.FTS.B, 6.133%, 12/11/27 .. 1,897 1,740
a
11050923.SQ.FTS.B, 6.178%, 12/11/27 .. 2,078 1,905
a
11053518.SQ.FTS.B, 6.178%, 12/11/27 .. 2,047 1,876
a
11050334.SQ.FTS.B, 6.18%, 12/11/27 ... 15,576 14,281
a
11055073.SQ.FTS.B, 6.18%, 12/11/27 ... 3,239 2,966
a
11052289.SQ.FTS.B, 6.182%, 12/11/27 .. 13,074 11,990
a
11051255.SQ.FTS.B, 6.482%, 12/11/27 .. 1,712 1,560
a
11055101.SQ.FTS.B, 6.493%, 12/11/27 .. 5,526 5,045
a
11050300.SQ.FTS.B, 6.502%, 12/11/27 .. 2,092 1,909
a
11058372.SQ.FTS.B, 4.546%, 12/12/27 .. 5,124 4,802
a
11060472.SQ.FTS.B, 4.547%, 12/12/27 .. 11,200 10,504
a
11058939.SQ.FTS.B, 4.55%, 12/12/27 ... 41,433 38,826
a
11060185.SQ.FTS.B, 4.55%, 12/12/27 ... 32,862 30,795
a
11056858.SQ.FTS.B, 4.551%, 12/12/27 .. 7,336 6,878
a
11059500.SQ.FTS.B, 4.551%, 12/12/27 .. 2,247 2,104
a
11061179.SQ.FTS.B, 4.552%, 12/12/27 .. 6,940 6,507
a
11057093.SQ.FTS.B, 4.556%, 12/12/27 .. 5,147 4,825
a
11056088.SQ.FTS.B, 4.989%, 12/12/27 .. 36,856 34,345

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
11057864.SQ.FTS.B, 4.989%, 12/12/27 .. $ 36,145 $ 33,670
a
11058534.SQ.FTS.B, 4.989%, 12/12/27 .. 8,364 7,786
a
11056784.SQ.FTS.B, 4.991%, 12/12/27 .. 2,916 2,713
a
11060546.SQ.FTS.B, 4.994%, 12/12/27 .. 3,916 3,649
a
11058512.SQ.FTS.B, 4.999%, 12/12/27 .. 2,576 2,400
a
11058901.SQ.FTS.B, 5.294%, 12/12/27 .. 4,037 3,749
a
11061426.SQ.FTS.B, 5.302%, 12/12/27 .. 7,752 7,193
a
11059755.SQ.FTS.B, 5.309%, 12/12/27 .. 2,538 2,356
a
11058454.SQ.FTS.B, 5.325%, 12/12/27 .. 1,557 1,434
a
11058851.SQ.FTS.B, 5.545%, 12/12/27 .. 3,714 3,431
a
11057718.SQ.FTS.B, 5.554%, 12/12/27 .. 7,950 7,345
a
11059770.SQ.FTS.B, 5.555%, 12/12/27 .. 19,278 17,793
a
11058352.SQ.FTS.B, 5.574%, 12/12/27 .. 1,588 1,466
a
11061337.SQ.FTS.B, 5.805%, 12/12/27 .. 4,951 4,561
a
11061142.SQ.FTS.B, 6.117%, 12/12/27 ... 1,720 1,575
a
11055964.SQ.FTS.B, 6.332%, 12/12/27 .. 6,157 5,607
a
11059522.SQ.FTS.B, 6.335%, 12/12/27 .. 7,910 7,204
a
11058669.SQ.FTS.B, 6.34%, 12/12/27 ... 9,412 8,597
a
11057836.SQ.FTS.B, 6.369%, 12/12/27 .. 884 796
a
11058481.SQ.FTS.B, 6.487%, 12/12/27 .. 2,483 2,269
a
11060039.SQ.FTS.B, 6.493%, 12/12/27 .. 12,071 11,000
a
11057300.SQ.FTS.B, 6.495%, 12/12/27 .. 26,280 23,959
a
11059581.SQ.FTS.B, 6.495%, 12/12/27 .. 13,802 12,583
a
11061314.SQ.FTS.B, 6.499%, 12/12/27 .. 1,907 1,739
a
11061833.SQ.FTS.B, 4.549%, 12/13/27 .. 24,449 22,915
a
11062063.SQ.FTS.B, 4.549%, 12/13/27 .. 4,360 4,087
a
11061701.SQ.FTS.B, 4.55%, 12/13/27 ... 12,393 11,617
a
11061681.SQ.FTS.B, 4.973%, 12/13/27 .. 1,892 1,763
a
11061518.SQ.FTS.B, 4.987%, 12/13/27 .. 18,706 17,434
a
11062135.SQ.FTS.B, 5.299%, 12/13/27 .. 2,512 2,330
a
11062225.SQ.FTS.B, 5.302%, 12/13/27 .. 9,569 8,870
a
11062112.SQ.FTS.B, 5.307%, 12/13/27 .. 2,892 2,683
a
11062342.SQ.FTS.B, 5.553%, 12/13/27 .. 32,062 29,638
a
11062155.SQ.FTS.B, 6.185%, 12/13/27 .. 7,143 6,543
a
11062315.SQ.FTS.B, 6.483%, 12/13/27 .. 2,763 2,525
a
11061804.SQ.FTS.B, 6.494%, 12/13/27 .. 2,789 2,505
a
11062710.SQ.FTS.B, 4.549%, 12/14/27 .. 15,035 14,092
a
11062856.SQ.FTS.B, 4.549%, 12/14/27 .. 6,651 6,235
a
11062923.SQ.FTS.B, 4.549%, 12/14/27 .. 17,885 16,762
a
11063131.SQ.FTS.B, 4.551%, 12/14/27 .. 20,198 18,930
a
11063105.SQ.FTS.B, 4.977%, 12/14/27 .. 2,868 2,672
a
11062640.SQ.FTS.B, 4.988%, 12/14/27 .. 5,633 5,250
a
11063075.SQ.FTS.B, 6.179%, 12/14/27 .. 4,115 3,772
a
11063446.SQ.FTS.B, 6.182%, 12/14/27 .. 11,838 10,848
a
11063354.SQ.FTS.B, 6.184%, 12/14/27 .. 10,735 9,842
a
11062698.SQ.FTS.B, 6.325%, 12/14/27 .. 2,169 1,985
Description
Principal
Amount Value
Block, Inc. (continued)
a
11063328.SQ.FTS.B, 6.495%, 12/14/27 .. $ 2,849 $ 2,598
a
11069932.SQ.FTS.B, 4.545%, 12/15/27 .. 6,746 6,322
a
11065167.SQ.FTS.B, 4.549%, 12/15/27 .. 1,560 1,463
a
11067652.SQ.FTS.B, 4.549%, 12/15/27 .. 3,201 3,000
a
11067825.SQ.FTS.B, 4.549%, 12/15/27 .. 22,803 21,370
a
11068129.SQ.FTS.B, 4.549%, 12/15/27 .. 5,524 5,178
a
11066788.SQ.FTS.B, 4.552%, 12/15/27 .. 10,367 9,716
a
11065281.SQ.FTS.B, 4.977%, 12/15/27 .. 2,462 2,295
a
11067102.SQ.FTS.B, 4.987%, 12/15/27 .. 20,081 18,710
a
11067551.SQ.FTS.B, 4.987%, 12/15/27 .. 9,122 8,503
a
11066080.SQ.FTS.B, 4.988%, 12/15/27 .. 29,850 27,802
a
11068986.SQ.FTS.B, 4.989%, 12/15/27 .. 36,336 33,846
a
11065033.SQ.FTS.B, 4.993%, 12/15/27 .. 5,293 4,933
a
11068814.SQ.FTS.B, 5.298%, 12/15/27 .. 4,902 4,545
a
11066414.SQ.FTS.B, 5.303%, 12/15/27 .. 18,244 16,918
a
11067412.SQ.FTS.B, 5.319%, 12/15/27 .. 2,306 2,139
a
11067738.SQ.FTS.B, 5.322%, 12/15/27 .. 2,329 2,146
a
11065197.SQ.FTS.B, 5.324%, 12/15/27 .. 3,029 2,809
a
11068879.SQ.FTS.B, 5.337%, 12/15/27 .. 8,291 7,625
a
11067688.SQ.FTS.B, 5.549%, 12/15/27 .. 4,766 4,406
a
11066939.SQ.FTS.B, 5.552%, 12/15/27 .. 5,408 4,980
a
11068304.SQ.FTS.B, 5.804%, 12/15/27 .. 36,975 34,048
a
11065461.SQ.FTS.B, 5.806%, 12/15/27 .. 18,179 16,749
a
11067444.SQ.FTS.B, 5.813%, 12/15/27 .. 2,098 1,933
a
11067501.SQ.FTS.B, 5.816%, 12/15/27 .. 2,673 2,460
a
11068188.SQ.FTS.B, 6.121%, 12/15/27 .. 3,669 3,333
a
11070083.SQ.FTS.B, 6.174%, 12/15/27 .. 3,733 3,406
a
11067081.SQ.FTS.B, 6.18%, 12/15/27 ... 2,160 1,977
a
11069528.SQ.FTS.B, 6.182%, 12/15/27 .. 5,135 4,704
a
11068295.SQ.FTS.B, 6.194%, 12/15/27 .. 1,783 1,632
a
11070136.SQ.FTS.B, 6.479%, 12/15/27 .. 1,642 1,497
a
11064934.SQ.FTS.B, 6.488%, 12/15/27 .. 1,527 1,395
a
11067780.SQ.FTS.B, 6.493%, 12/15/27 .. 2,652 2,419
a
11069748.SQ.FTS.B, 6.493%, 12/15/27 .. 10,079 9,183
a
11068270.SQ.FTS.B, 6.494%, 12/15/27 .. 5,433 4,949
a
11069640.SQ.FTS.B, 6.494%, 12/15/27 .. 6,817 6,198
a
11065367.SQ.FTS.B, 6.504%, 12/15/27 .. 2,986 2,724
a
11070830.SQ.FTS.B, 4.549%, 12/16/27 .. 13,173 12,346
a
11071125.SQ.FTS.B, 4.549%, 12/16/27 .. 15,315 14,353
a
11071486.SQ.FTS.B, 4.549%, 12/16/27 .. 20,663 19,363
a
11072725.SQ.FTS.B, 4.55%, 12/16/27 ... 35,203 32,995
a
11071833.SQ.FTS.B, 4.551%, 12/16/27 .. 11,573 10,848
a
11070422.SQ.FTS.B, 4.552%, 12/16/27 .. 6,669 6,247
a
11071765.SQ.FTS.B, 4.562%, 12/16/27 .. 2,702 2,531
a
11070657.SQ.FTS.B, 4.982%, 12/16/27 .. 1,969 1,834
a
11073147.SQ.FTS.B, 4.985%, 12/16/27 .. 4,224 3,935

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
11073187.SQ.FTS.B, 4.988%, 12/16/27 .. $ 20,048 $ 18,677
a
11074173.SQ.FTS.B, 4.988%, 12/16/27 .. 96,421 89,825
a
11073389.SQ.FTS.B, 5.295%, 12/16/27 .. 2,182 2,022
a
11070746.SQ.FTS.B, 5.551%, 12/16/27 .. 3,472 3,211
a
11075513.SQ.FTS.B, 5.795%, 12/16/27 .. 3,532 3,253
a
11073424.SQ.FTS.B, 5.804%, 12/16/27 .. 72,897 67,122
a
11070635.SQ.FTS.B, 6.187%, 12/16/27 .. 2,009 1,841
a
11072039.SQ.FTS.B, 6.494%, 12/16/27 .. 46,882 42,730
a
11070228.SQ.FTS.B, 6.499%, 12/16/27 .. 5,601 5,097
a
11081287.SQ.FTS.B, 4.547%, 12/17/27 .. 7,512 7,038
a
11082471.SQ.FTS.B, 4.547%, 12/17/27 .. 7,194 6,739
a
11083522.SQ.FTS.B, 4.547%, 12/17/27 .. 7,414 6,945
a
11081959.SQ.FTS.B, 4.549%, 12/17/27 .. 14,413 13,503
a
11082458.SQ.FTS.B, 4.549%, 12/17/27 .. 1,091 1,022
a
11086185.SQ.FTS.B, 4.549%, 12/17/27 .. 16,588 15,539
a
11083425.SQ.FTS.B, 4.553%, 12/17/27 .. 2,600 2,436
a
11083634.SQ.FTS.B, 4.557%, 12/17/27 .. 4,120 3,859
a
11083805.SQ.FTS.B, 4.562%, 12/17/27 .. 2,767 2,591
a
11083473.SQ.FTS.B, 4.57%, 12/17/27 ... 1,703 1,596
a
11084798.SQ.FTS.B, 4.988%, 12/17/27 .. 110,763 103,135
a
11085928.SQ.FTS.B, 4.988%, 12/17/27 .. 22,356 20,819
a
11082657.SQ.FTS.B, 5.303%, 12/17/27 .. 38,241 35,447
a
11083846.SQ.FTS.B, 5.303%, 12/17/27 .. 3,615 3,353
a
11083492.SQ.FTS.B, 5.344%, 12/17/27 .. 3,443 3,190
a
11086611.SQ.FTS.B, 5.553%, 12/17/27 .. 12,526 11,576
a
11083984.SQ.FTS.B, 5.804%, 12/17/27 .. 68,603 63,163
a
11083680.SQ.FTS.B, 5.808%, 12/17/27 .. 5,322 4,897
a
11086463.SQ.FTS.B, 6.118%, 12/17/27 .. 11,391 10,436
a
11086425.SQ.FTS.B, 6.172%, 12/17/27 .. 1,811 1,658
a
11081535.SQ.FTS.B, 6.18%, 12/17/27 ... 18,962 17,361
a
11083216.SQ.FTS.B, 6.18%, 12/17/27 ... 13,633 12,489
a
11084749.SQ.FTS.B, 6.341%, 12/17/27 .. 3,890 3,552
a
11081192.SQ.FTS.B, 6.479%, 12/17/27 .. 1,669 1,523
a
11081494.SQ.FTS.B, 6.479%, 12/17/27 .. 1,684 1,536
a
11081221.SQ.FTS.B, 6.491%, 12/17/27 .. 4,171 3,800
a
11086449.SQ.FTS.B, 6.507%, 12/17/27 .. 2,473 2,257
a
11087644.SQ.FTS.B, 4.549%, 12/18/27 .. 3,359 3,147
a
11088935.SQ.FTS.B, 4.549%, 12/18/27 .. 1,968 1,843
a
11094553.SQ.FTS.B, 4.549%, 12/18/27 .. 61,065 57,201
a
11087374.SQ.FTS.B, 4.551%, 12/18/27 .. 9,364 8,774
a
11089093.SQ.FTS.B, 4.551%, 12/18/27 .. 10,961 10,267
a
11089618.SQ.FTS.B, 4.552%, 12/18/27 .. 6,921 6,483
a
11095284.SQ.FTS.B, 4.552%, 12/18/27 .. 11,528 10,799
a
11089526.SQ.FTS.B, 4.554%, 12/18/27 .. 5,952 5,575
a
11089472.SQ.FTS.B, 5.293%, 12/18/27 .. 3,388 3,141
a
11087612.SQ.FTS.B, 5.302%, 12/18/27 .. 2,249 2,085
Description
Principal
Amount Value
Block, Inc. (continued)
a
11089701.SQ.FTS.B, 5.302%, 12/18/27 .. $ 112,360 $ 104,165
a
11094518.SQ.FTS.B, 5.315%, 12/18/27 .. 1,803 1,668
a
11087023.SQ.FTS.B, 5.333%, 12/18/27 .. 880 814
a
11087035.SQ.FTS.B, 5.551%, 12/18/27 .. 12,373 11,436
a
11095602.SQ.FTS.B, 5.811%, 12/18/27 .. 3,066 2,821
a
11095634.SQ.FTS.B, 6.118%, 12/18/27 .. 11,364 10,396
a
11088950.SQ.FTS.B, 6.176%, 12/18/27 .. 6,238 5,711
a
11095475.SQ.FTS.B, 6.176%, 12/18/27 .. 6,147 5,631
a
11088667.SQ.FTS.B, 6.181%, 12/18/27 .. 13,700 12,556
a
11087743.SQ.FTS.B, 6.325%, 12/18/27 .. 2,050 1,868
a
11089699.SQ.FTS.B, 6.327%, 12/18/27 .. 1,373 1,254
a
11095821.SQ.FTS.B, 6.337%, 12/18/27 .. 92,288 84,232
a
11088440.SQ.FTS.B, 6.338%, 12/18/27 .. 21,329 19,461
a
11086834.SQ.FTS.B, 6.343%, 12/18/27 .. 2,054 1,868
a
11095545.SQ.FTS.B, 6.49%, 12/18/27 ... 4,115 3,750
a
11089178.SQ.FTS.B, 6.493%, 12/18/27 .. 13,383 12,203
a
11094402.SQ.FTS.B, 6.493%, 12/18/27 .. 7,287 6,647
a
11086983.SQ.FTS.B, 6.494%, 12/18/27 .. 2,273 2,071
a
11087780.SQ.FTS.B, 6.494%, 12/18/27 .. 24,044 21,924
a
11094241.SQ.FTS.B, 6.499%, 12/18/27 .. 4,472 4,075
a
11096865.SQ.FTS.B, 4.541%, 12/19/27 .. 2,213 2,074
a
11096183.SQ.FTS.B, 4.549%, 12/19/27 .. 55,389 51,875
a
11096803.SQ.FTS.B, 4.549%, 12/19/27 .. 4,482 4,198
a
11096972.SQ.FTS.B, 4.549%, 12/19/27 .. 10,134 9,493
a
11100498.SQ.FTS.B, 4.552%, 12/19/27 .. 3,455 3,236
a
11096896.SQ.FTS.B, 4.557%, 12/19/27 .. 3,294 3,085
a
11096935.SQ.FTS.B, 5.295%, 12/19/27 .. 3,320 3,079
a
11096126.SQ.FTS.B, 5.31%, 12/19/27 ... 1,975 1,831
a
11095893.SQ.FTS.B, 5.548%, 12/19/27 .. 3,726 3,442
a
11096778.SQ.FTS.B, 5.806%, 12/19/27 .. 2,129 1,959
a
11095862.SQ.FTS.B, 5.808%, 12/19/27 .. 5,105 4,698
a
11096135.SQ.FTS.B, 6.178%, 12/19/27 .. 4,005 3,668
a
11095915.SQ.FTS.B, 6.181%, 12/19/27 .. 5,016 4,595
a
11096156.SQ.FTS.B, 6.187%, 12/19/27 .. 2,717 2,489
a
11096004.SQ.FTS.B, 6.319%, 12/19/27 .. 1,417 1,294
a
11095955.SQ.FTS.B, 6.489%, 12/19/27 .. 6,639 6,054
a
11096049.SQ.FTS.B, 6.494%, 12/19/27 .. 10,730 9,753
a
11096844.SQ.FTS.B, 6.496%, 12/19/27 .. 2,459 2,243
a
11096012.SQ.FTS.B, 6.499%, 12/19/27 .. 3,826 3,486
a
11097646.SQ.FTS.B, 4.549%, 12/20/27 .. 12,781 11,972
a
11097499.SQ.FTS.B, 5.3%, 12/20/27 .... 8,833 8,190
a
11097803.SQ.FTS.B, 5.557%, 12/20/27 .. 7,763 7,165
a
11097587.SQ.FTS.B, 5.795%, 12/20/27 .. 3,668 3,378
a
11097116.SQ.FTS.B, 5.805%, 12/20/27 .. 24,350 22,402
a
11097908.SQ.FTS.B, 5.808%, 12/20/27 .. 4,447 4,095
a
11097411.SQ.FTS.B, 6.18%, 12/20/27 ... 7,970 7,299

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
11097621.SQ.FTS.B, 6.505%, 12/20/27 .. $ 2,178 $ 1,979
a
11098123.SQ.FTS.B, 4.545%, 12/21/27 .. 6,235 5,840
a
11098039.SQ.FTS.B, 4.546%, 12/21/27 .. 3,949 3,700
a
11098222.SQ.FTS.B, 4.548%, 12/21/27 .. 13,935 13,052
a
11098447.SQ.FTS.B, 4.557%, 12/21/27 .. 2,687 2,516
a
11098496.SQ.FTS.B, 4.985%, 12/21/27 .. 8,645 8,048
a
11098687.SQ.FTS.B, 4.987%, 12/21/27 .. 9,663 8,997
a
11098430.SQ.FTS.B, 5.313%, 12/21/27 .. 1,616 1,497
a
11097963.SQ.FTS.B, 5.331%, 12/21/27 .. 1,260 1,162
a
11098824.SQ.FTS.B, 5.34%, 12/21/27 ... 2,558 2,366
a
11098096.SQ.FTS.B, 6.105%, 12/21/27 .. 2,035 1,858
a
11098858.SQ.FTS.B, 6.113%, 12/21/27 .. 5,846 5,339
a
11098409.SQ.FTS.B, 6.322%, 12/21/27 .. 1,267 1,154
a
11098800.SQ.FTS.B, 6.343%, 12/21/27 .. 2,337 2,133
a
11098625.SQ.FTS.B, 6.344%, 12/21/27 .. 4,188 3,823
a
11098208.SQ.FTS.B, 6.481%, 12/21/27 .. 1,329 1,213
a
11097982.SQ.FTS.B, 6.495%, 12/21/27 .. 3,838 3,488
a
11098472.SQ.FTS.B, 6.5%, 12/21/27 .... 1,042 936
a
11101844.SQ.FTS.B, 4.549%, 12/22/27 .. 2,253 2,111
a
11104459.SQ.FTS.B, 4.55%, 12/22/27 ... 48,414 45,349
a
11102927.SQ.FTS.B, 4.988%, 12/22/27 .. 84,576 78,745
a
11101875.SQ.FTS.B, 4.989%, 12/22/27 .. 51,970 48,382
a
11104137.SQ.FTS.B, 5.297%, 12/22/27 .. 4,784 4,435
a
11100599.SQ.FTS.B, 5.299%, 12/22/27 .. 8,902 8,249
a
11104195.SQ.FTS.B, 5.302%, 12/22/27 .. 15,695 14,547
a
11100578.SQ.FTS.B, 5.32%, 12/22/27 ... 2,107 1,941
a
11105045.SQ.FTS.B, 5.804%, 12/22/27 .. 49,107 45,172
a
11101315.SQ.FTS.B, 6.18%, 12/22/27 ... 12,257 11,215
a
11105877.SQ.FTS.B, 6.18%, 12/22/27 ... 18,286 16,744
a
11101745.SQ.FTS.B, 6.487%, 12/22/27 .. 3,971 3,598
a
11101117.SQ.FTS.B, 6.497%, 12/22/27 ... 3,617 3,291
a
11100546.SQ.FTS.B, 6.502%, 12/22/27 .. 2,772 2,525
a
11111697.SQ.FTS.B, 4.544%, 12/23/27 ... 6,159 5,769
a
11108748.SQ.FTS.B, 4.549%, 12/23/27 .. 13,447 12,594
a
11108889.SQ.FTS.B, 4.549%, 12/23/27 .. 50,018 46,847
a
11109746.SQ.FTS.B, 4.549%, 12/23/27 .. 11,307 10,591
a
11109917.SQ.FTS.B, 4.549%, 12/23/27 .. 5,582 5,228
a
11110526.SQ.FTS.B, 4.549%, 12/23/27 ... 25,136 23,536
a
11110847.SQ.FTS.B, 4.551%, 12/23/27 ... 10,889 10,200
a
11106118.SQ.FTS.B, 4.552%, 12/23/27 ... 13,860 12,979
a
11107832.SQ.FTS.B, 4.988%, 12/23/27 .. 15,910 14,813
a
11110953.SQ.FTS.B, 4.988%, 12/23/27 ... 55,409 51,581
a
11107262.SQ.FTS.B, 4.989%, 12/23/27 .. 27,865 25,946
a
11106516.SQ.FTS.B, 4.991%, 12/23/27 .. 4,506 4,194
a
11107033.SQ.FTS.B, 4.991%, 12/23/27 .. 7,784 7,247
a
11109391.SQ.FTS.B, 5.002%, 12/23/27 .. 2,056 1,914
Description
Principal
Amount Value
Block, Inc. (continued)
a
11106644.SQ.FTS.B, 5.302%, 12/23/27 .. $ 13,268 $ 12,292
a
11108056.SQ.FTS.B, 5.302%, 12/23/27 .. 71,185 65,982
a
11109850.SQ.FTS.B, 5.309%, 12/23/27 .. 4,472 4,144
a
11109406.SQ.FTS.B, 5.549%, 12/23/27 .. 6,672 6,164
a
11106994.SQ.FTS.B, 5.804%, 12/23/27 .. 1,386 1,276
a
11109617.SQ.FTS.B, 6.179%, 12/23/27 .. 3,305 3,027
a
11110157.SQ.FTS.B, 6.18%, 12/23/27 .... 63,812 58,425
a
11109640.SQ.FTS.B, 6.185%, 12/23/27 .. 6,853 6,270
a
11109431.SQ.FTS.B, 6.494%, 12/23/27 .. 28,598 26,070
a
11115035.SQ.FTS.B, 4.541%, 12/24/27 ... 3,390 3,175
a
11116136.SQ.FTS.B, 4.547%, 12/24/27 ... 7,848 7,350
a
11113491.SQ.FTS.B, 4.548%, 12/24/27 ... 4,120 3,859
a
11112182.SQ.FTS.B, 4.549%, 12/24/27 ... 3,574 3,347
a
11114700.SQ.FTS.B, 4.549%, 12/24/27 ... 13,553 12,693
a
11113964.SQ.FTS.B, 4.55%, 12/24/27 .... 28,320 26,523
a
11116218.SQ.FTS.B, 4.55%, 12/24/27 .... 44,765 41,908
a
11115389.SQ.FTS.B, 4.551%, 12/24/27 ... 8,164 7,646
a
11116856.SQ.FTS.B, 4.551%, 12/24/27 ... 11,817 11,067
a
11113777.SQ.FTS.B, 4.552%, 12/24/27 ... 6,767 6,337
a
11115885.SQ.FTS.B, 4.554%, 12/24/27 ... 7,605 7,123
a
11116828.SQ.FTS.B, 4.988%, 12/24/27 ... 1,142 1,063
a
11112490.SQ.FTS.B, 4.989%, 12/24/27 ... 7,313 6,807
a
11113409.SQ.FTS.B, 5.3%, 12/24/27 ..... 7,637 7,078
a
11114331.SQ.FTS.B, 5.3%, 12/24/27 ..... 11,325 10,497
a
11117029.SQ.FTS.B, 5.302%, 12/24/27 ... 3,910 3,622
a
11115619.SQ.FTS.B, 5.303%, 12/24/27 ... 26,955 24,986
a
11114840.SQ.FTS.B, 5.304%, 12/24/27 ... 19,960 18,500
a
11113923.SQ.FTS.B, 5.319%, 12/24/27 ... 1,262 1,169
a
11112259.SQ.FTS.B, 5.325%, 12/24/27 ... 2,489 2,299
a
11112648.SQ.FTS.B, 5.326%, 12/24/27 ... 4,383 4,060
a
11112843.SQ.FTS.B, 5.344%, 12/24/27 ... 3,388 3,135
a
11114484.SQ.FTS.B, 5.551%, 12/24/27 ... 11,163 10,311
a
11115014.SQ.FTS.B, 5.552%, 12/24/27 ... 2,298 2,122
a
11116021.SQ.FTS.B, 5.556%, 12/24/27 ... 9,381 8,666
a
11116104.SQ.FTS.B, 5.563%, 12/24/27 ... 2,976 2,748
a
11112321.SQ.FTS.B, 5.802%, 12/24/27 ... 8,674 7,985
a
11112939.SQ.FTS.B, 6.18%, 12/24/27 .... 22,682 20,760
a
11115093.SQ.FTS.B, 6.18%, 12/24/27 .... 33,020 30,222
a
11117087.SQ.FTS.B, 6.192%, 12/24/27 ... 2,480 2,269
a
11114325.SQ.FTS.B, 6.201%, 12/24/27 ... 1,670 1,527
a
11115976.SQ.FTS.B, 6.334%, 12/24/27 ... 3,872 3,534
a
11111758.SQ.FTS.B, 6.474%, 12/24/27 ... 1,560 1,423
a
11114312.SQ.FTS.B, 6.479%, 12/24/27 ... 2,145 1,957
a
11116197.SQ.FTS.B, 6.486%, 12/24/27 ... 3,410 3,109
a
11115952.SQ.FTS.B, 6.491%, 12/24/27 ... 2,170 1,978
a
11113528.SQ.FTS.B, 6.493%, 12/24/27 ... 21,749 19,824

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
11115510.SQ.FTS.B, 6.493%, 12/24/27 ... $ 16,332 $ 14,884
a
11114608.SQ.FTS.B, 6.494%, 12/24/27 ... 10,904 9,937
a
11116581.SQ.FTS.B, 6.494%, 12/24/27 ... 29,207 26,620
a
11111881.SQ.FTS.B, 6.496%, 12/24/27 ... 18,700 17,053
a
11115418.SQ.FTS.B, 6.496%, 12/24/27 ... 14,449 13,167
a
11115075.SQ.FTS.B, 6.504%, 12/24/27 ... 2,986 2,723
a
11124738.SQ.FTS.B, 4.543%, 12/25/27 .. 3,121 2,922
a
11126688.SQ.FTS.B, 4.544%, 12/25/27 .. 6,174 5,781
a
11124618.SQ.FTS.B, 4.546%, 12/25/27 .. 5,391 5,048
a
11125179.SQ.FTS.B, 4.547%, 12/25/27 .. 11,293 10,573
a
11124090.SQ.FTS.B, 4.548%, 12/25/27 .. 14,244 13,336
a
11123195.SQ.FTS.B, 4.549%, 12/25/27 .. 22,700 21,253
a
11124598.SQ.FTS.B, 4.549%, 12/25/27 .. 5,675 5,313
a
11125121.SQ.FTS.B, 4.549%, 12/25/27 .. 7,264 6,801
a
11126422.SQ.FTS.B, 4.549%, 12/25/27 .. 7,491 7,014
a
11124285.SQ.FTS.B, 4.551%, 12/25/27 .. 8,002 7,492
a
11122935.SQ.FTS.B, 4.553%, 12/25/27 .. 10,102 9,458
a
11124409.SQ.FTS.B, 4.553%, 12/25/27 .. 3,950 3,698
a
11121447.SQ.FTS.B, 4.555%, 12/25/27 .. 4,302 4,027
a
11124668.SQ.FTS.B, 4.556%, 12/25/27 .. 4,881 4,569
a
11120768.SQ.FTS.B, 4.967%, 12/25/27 .. 1,370 1,275
a
11124686.SQ.FTS.B, 4.978%, 12/25/27 .. 2,238 2,083
a
11124712.SQ.FTS.B, 4.978%, 12/25/27 .. 2,866 2,667
a
11126032.SQ.FTS.B, 4.989%, 12/25/27 .. 48,307 44,951
a
11124059.SQ.FTS.B, 5.294%, 12/25/27 .. 3,670 3,401
a
11124360.SQ.FTS.B, 5.328%, 12/25/27 .. 2,880 2,667
a
11124015.SQ.FTS.B, 5.33%, 12/25/27 ... 6,311 5,844
a
11125989.SQ.FTS.B, 5.331%, 12/25/27 .. 6,988 6,471
a
11120885.SQ.FTS.B, 5.552%, 12/25/27 .. 25,670 23,698
a
11124779.SQ.FTS.B, 5.553%, 12/25/27 .. 29,926 27,630
a
11126734.SQ.FTS.B, 5.553%, 12/25/27 .. 13,179 12,168
a
11122699.SQ.FTS.B, 5.554%, 12/25/27 .. 22,675 20,935
a
11125386.SQ.FTS.B, 5.554%, 12/25/27 .. 48,918 45,164
a
11124450.SQ.FTS.B, 5.8%, 12/25/27 .... 5,151 4,740
a
11123594.SQ.FTS.B, 5.804%, 12/25/27 .. 23,793 21,892
a
11123956.SQ.FTS.B, 6.118%, 12/25/27 ... 5,800 5,313
a
11124487.SQ.FTS.B, 6.182%, 12/25/27 .. 3,843 3,518
a
11122384.SQ.FTS.B, 6.335%, 12/25/27 .. 12,100 11,052
a
11126513.SQ.FTS.B, 6.336%, 12/25/27 .. 16,405 14,984
a
11123470.SQ.FTS.B, 6.341%, 12/25/27 .. 7,455 6,807
a
11124205.SQ.FTS.B, 6.492%, 12/25/27 .. 8,978 8,183
a
11121561.SQ.FTS.B, 6.494%, 12/25/27 .. 23,790 21,679
a
11124508.SQ.FTS.B, 6.496%, 12/25/27 .. 13,934 12,700
a
11123156.SQ.FTS.B, 6.499%, 12/25/27 .. 2,612 2,380
a
11120823.SQ.FTS.B, 6.505%, 12/25/27 .. 2,379 2,168
a
11120851.SQ.FTS.B, 6.508%, 12/25/27 .. 1,690 1,538
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5989835.SQ.FTS.B, 5.158%, 4/13/34 .... $ 3,543 $ –
a,b
5994040.SQ.FTS.B, 5.157%, 4/14/34 .... 6,214 –
a,b
5996474.SQ.FTS.B, 4.843%, 4/15/34 .... 17,017 –
a,b
5997475.SQ.FTS.B, 4.43%, 4/16/34 ..... 1,656 –
a,b
5997200.SQ.FTS.B, 5.097%, 4/16/34 .... 2,782 –
a,b
6000301.SQ.FTS.B, 5.093%, 4/17/34 .... 475 29
a,b
6004440.SQ.FTS.B, 4.732%, 4/18/34 .... 1,108 –
a,b
6001577.SQ.FTS.B, 5.151%, 4/18/34 .... 1,056 –
a,b
6011390.SQ.FTS.B, 5.288%, 4/20/34 .... 1,154 –
a,b
6015092.SQ.FTS.B, 4.748%, 4/21/34 .... 3,643 –
a,b
6014890.SQ.FTS.B, 4.906%, 4/21/34 .... 9,174 1
a,b
6013648.SQ.FTS.B, 4.944%, 4/21/34 .... 1,455 –
a,b
6012758.SQ.FTS.B, 5.035%, 4/21/34 .... 723 –
a,b
6014070.SQ.FTS.B, 5.04%, 4/21/34 ..... 807 –
a,b
6012911.SQ.FTS.B, 5.521%, 4/21/34 .... 2,149 –
a,b
6016148.SQ.FTS.B, 5.158%, 4/22/34 .... 5,838 –
a,b
6015930.SQ.FTS.B, 5.191%, 4/22/34 .... 575 –
a,b
6016033.SQ.FTS.B, 5.427%, 4/22/34 .... 411 –
a,b
6017013.SQ.FTS.B, 5.183%, 4/23/34 .... 1,385 –
a,b
6022765.SQ.FTS.B, 4.749%, 4/25/34 .... 4,447 –
a,b
6021095.SQ.FTS.B, 5.183%, 4/25/34 .... 1,600 –
a,b
6026172.SQ.FTS.B, 4.002%, 4/26/34 .... 322 –
a,b
6024576.SQ.FTS.B, 4.74%, 4/26/34 ..... 1,276 –
a,b
6024861.SQ.FTS.B, 5.431%, 4/26/34 .... 2,667 –
a,b
6029494.SQ.FTS.B, 4.71%, 4/27/34 ..... 1,298 –
a,b
6032730.SQ.FTS.B, 5.44%, 4/27/34 ..... 389 –
a,b
6036691.SQ.FTS.B, 4.307%, 4/28/34 .... 2,479 –
a,b
6041346.SQ.FTS.B, 4.725%, 4/30/34 .... 1,333 –
a,b
6048225.SQ.FTS.B, 4.528%, 5/02/34 .... 8,214 –
a,b
6054550.SQ.FTS.B, 5.285%, 5/03/34 .... 4,497 –
a,b
6057387.SQ.FTS.B, 5.53%, 5/04/34 ..... 1,675 –
a,b
6058469.SQ.FTS.B, 5.446%, 5/05/34 .... 1,557 –
a,b
6062778.SQ.FTS.B, 5.554%, 5/07/34 .... 305 –
a,b
6120695.SQ.FTS.B, 4.75%, 5/09/34 ..... 16,890 –
a,b
6124160.SQ.FTS.B, 5.377%, 5/10/34 .... 3,491 –
a,b
6126546.SQ.FTS.B, 4.906%, 5/12/34 .... 19,042 –
a,b
6126842.SQ.FTS.B, 5.561%, 5/13/34 .... 637 –
a,b
6133881.SQ.FTS.B, 4.75%, 5/15/34 ..... 2,378 –
a,b
6131519.SQ.FTS.B, 5.381%, 5/15/34 .... 1,418 –
a,b
6134817.SQ.FTS.B, 5.535%, 5/15/34 .... 2,697 –
a,b
6135260.SQ.FTS.B, 5.427%, 5/16/34 .... 1,443 –
a,b
6146677.SQ.FTS.B, 4.308%, 5/18/34 .... 8,942 –
a,b
6150788.SQ.FTS.B, 4.749%, 5/21/34 .... 14,529 1
a,b
6149304.SQ.FTS.B, 5.405%, 5/21/34 .... 401 –
a,b
6153438.SQ.FTS.B, 4.906%, 5/22/34 .... 7,548 –
a,b
6157908.SQ.FTS.B, 4.749%, 5/23/34 .... 660 –

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6157628.SQ.FTS.B, 5.44%, 5/23/34 ..... $ 4,793 $ –
a,b
6159034.SQ.FTS.B, 5.535%, 5/23/34 .... 7,919 1
a,b
6164713.SQ.FTS.B, 5.418%, 5/25/34 .... 395 –
a,b
6163607.SQ.FTS.B, 5.453%, 5/25/34 .... 1,355 –
a,b
6166473.SQ.FTS.B, 4.527%, 5/28/34 .... 5,156 –
a,b
6169281.SQ.FTS.B, 4.724%, 5/28/34 .... 242 –
a,b
6169671.SQ.FTS.B, 4.528%, 5/29/34 .... 2,580 –
a,b
6172125.SQ.FTS.B, 5.031%, 5/29/34 .... 3,361 –
a,b
6176406.SQ.FTS.B, 4.749%, 5/30/34 .... 11,958 –
a,b
6174157.SQ.FTS.B, 5.441%, 5/30/34 .... 1,917 –
a,b
6176070.SQ.FTS.B, 5.565%, 5/30/34 .... 662 –
a,b
6186681.SQ.FTS.B, 5.152%, 6/04/34 .... 628 –
a,b
6191126.SQ.FTS.B, 4.528%, 6/05/34 .... 1,433 –
a,b
6188827.SQ.FTS.B, 4.793%, 6/05/34 .... 314 –
a,b
6194847.SQ.FTS.B, 4.748%, 6/06/34 .... 2,674 –
a,b
6193329.SQ.FTS.B, 5.377%, 6/06/34 .... 4,233 –
a,b
6199807.SQ.FTS.B, 4.754%, 6/07/34 .... 2,543 –
a,b
6200483.SQ.FTS.B, 5.283%, 6/07/34 .... 3,807 –
a,b
6207918.SQ.FTS.B, 5.534%, 6/09/34 .... 14,807 –
a,b
6207882.SQ.FTS.B, 5.543%, 6/09/34 .... 1,369 –
a,b
6214585.SQ.FTS.B, 5.382%, 6/12/34 .... 2,893 –
a,b
6213956.SQ.FTS.B, 5.53%, 6/12/34 ..... 3,141 –
a,b
6217157.SQ.FTS.B, 5.456%, 6/13/34 .... 272 –
a,b
6220890.SQ.FTS.B, 5.031%, 6/14/34 .... 11,147 –
a,b
6226697.SQ.FTS.B, 4.309%, 6/15/34 .... 6,802 –
a,b
6225158.SQ.FTS.B, 4.527%, 6/15/34 .... 3,253 1
a,b
6226524.SQ.FTS.B, 5.281%, 6/15/34 .... 2,241 –
a,b
6228233.SQ.FTS.B, 5.047%, 6/16/34 .... 24 –
a,b
6229176.SQ.FTS.B, 5.281%, 6/16/34 .... 4,816 –
a,b
6242053.SQ.FTS.B, 4.744%, 6/20/34 .... 3,405 –
a,b
6242376.SQ.FTS.B, 5.251%, 6/20/34 .... 5,760 –
a,b
6254118.SQ.FTS.B, 4.969%, 6/23/34 .... 10,644 1
a,b
6254961.SQ.FTS.B, 5.472%, 6/23/34 .... 5,460 –
a,b
6253221.SQ.FTS.B, 5.598%, 6/23/34 .... 28,281 –
a,b
6252808.SQ.FTS.B, 5.601%, 6/23/34 .... 5,809 –
a,b
6254832.SQ.FTS.B, 5.759%, 6/23/34 .... 2,498 –
a,b
6255052.SQ.FTS.B, 5.597%, 6/24/34 .... 307 –
a,b
6255882.SQ.FTS.B, 5.757%, 6/25/34 .... 515 –
a,b
6259203.SQ.FTS.B, 4.759%, 6/27/34 .... 445 –
a,b
6257645.SQ.FTS.B, 5.031%, 6/27/34 .... 683 –
a,b
6259245.SQ.FTS.B, 5.75%, 6/27/34 ..... 616 –
a,b
6260850.SQ.FTS.B, 4.969%, 6/28/34 .... 22,653 –
a,b
6267406.SQ.FTS.B, 5.373%, 6/29/34 .... 6,092 –
a,b
6271064.SQ.FTS.B, 4.748%, 6/30/34 .... 153 –
a,b
6271110.SQ.FTS.B, 4.757%, 6/30/34 .... 791 –
a,b
6269741.SQ.FTS.B, 5.031%, 6/30/34 .... 7,237 1
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6268263.SQ.FTS.B, 5.247%, 6/30/34 .... $ 1,775 $ –
a,b
6268433.SQ.FTS.B, 5.258%, 6/30/34 .... 284 –
a,b
6268142.SQ.FTS.B, 5.6%, 6/30/34 ...... 4,489 –
a,b
6271589.SQ.FTS.B, 5.445%, 7/01/34 .... 1,098 –
a,b
6274032.SQ.FTS.B, 5.66%, 7/03/34 ..... 2,950 –
a,b
6277193.SQ.FTS.B, 5.608%, 7/04/34 .... 1,122 –
a,b
6282655.SQ.FTS.B, 5.66%, 7/05/34 ..... 1,878 –
a,b
6285379.SQ.FTS.B, 5.743%, 7/06/34 .... 295 –
a,b
6285826.SQ.FTS.B, 5.473%, 7/07/34 .... 11,789 –
a,b
6286529.SQ.FTS.B, 5.748%, 7/08/34 .... 439 –
a,b
6290705.SQ.FTS.B, 5.475%, 7/10/34 .... 2,878 –
a,b
6290686.SQ.FTS.B, 5.488%, 7/10/34 .... 440 –
a,b
6302451.SQ.FTS.B, 5.66%, 7/13/34 ..... 48,897 –
a,b
6303731.SQ.FTS.B, 4.733%, 7/14/34 .... 260 –
a,b
6305199.SQ.FTS.B, 5.425%, 7/16/34 .... 399 –
a,b
6307843.SQ.FTS.B, 5.754%, 7/17/34 .... 53,032 –
a,b
6308638.SQ.FTS.B, 4.749%, 7/18/34 .... 12,615 –
a,b
6317901.SQ.FTS.B, 5.754%, 7/20/34 .... 928 1
a,b
6320015.SQ.FTS.B, 5.25%, 7/21/34 ..... 2,205 –
a,b
6351220.SQ.FTS.B, 5.25%, 7/23/34 ..... 7,497 –
a,b
6335477.SQ.FTS.B, 5.387%, 7/23/34 .... 557 –
a,b
6362559.SQ.FTS.B, 5.127%, 7/26/34 .... 26,180 1
a,b
6369651.SQ.FTS.B, 4.528%, 7/30/34 .... 85 –
a,b
6368537.SQ.FTS.B, 5.66%, 7/30/34 ..... 276 –
a,b
6372459.SQ.FTS.B, 5.376%, 7/31/34 .... 2,642 –
a,b
6374829.SQ.FTS.B, 5.129%, 8/01/34 .... 5,779 –
a,b
6379217.SQ.FTS.B, 5.262%, 8/02/34 .... 478 –
a,b
6381758.SQ.FTS.B, 5.475%, 8/02/34 .... 2,586 –
a,b
6382230.SQ.FTS.B, 5.479%, 8/03/34 .... 1,124 –
a,b
6386123.SQ.FTS.B, 5.252%, 8/05/34 .... 3,613 –
a,b
6395381.SQ.FTS.B, 4.966%, 8/08/34 .... 1,358 –
a,b
6394978.SQ.FTS.B, 5.752%, 8/08/34 .... 2,823 –
a,b
6399623.SQ.FTS.B, 5.374%, 8/09/34 .... 3,629 –
a,b
6399808.SQ.FTS.B, 5.442%, 8/09/34 .... 5,425 –
a,b
6401578.SQ.FTS.B, 5.254%, 8/10/34 .... 2,229 –
a,b
6404470.SQ.FTS.B, 5.251%, 8/11/34 .... 11,152 –
a,b
6404013.SQ.FTS.B, 5.66%, 8/11/34 ..... 1,738 –
a,b
6404711.SQ.FTS.B, 5.603%, 8/12/34 .... 2,111 –
a,b
6408982.SQ.FTS.B, 4.743%, 8/14/34 .... 2,687 –
a,b
6412313.SQ.FTS.B, 4.75%, 8/15/34 ..... 2,377 –
a,b
6423457.SQ.FTS.B, 4.747%, 8/17/34 .... 547 –
a,b
6429072.SQ.FTS.B, 5.379%, 8/21/34 .... 513 –
a,b
6427445.SQ.FTS.B, 5.439%, 8/21/34 .... 6,571 –
a,b
6427032.SQ.FTS.B, 5.441%, 8/21/34 .... 1,128 –
a,b
6433271.SQ.FTS.B, 4.742%, 8/22/34 .... 3,084 –
a,b
6439919.SQ.FTS.B, 5.375%, 8/23/34 .... 4,906 –

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6443722.SQ.FTS.B, 5.377%, 8/24/34 .... $ 11,723 $ –
a,b
6443946.SQ.FTS.B, 5.447%, 8/24/34 .... 2,284 –
a,b
6443705.SQ.FTS.B, 5.757%, 8/24/34 .... 1,309 –
a,b
6450204.SQ.FTS.B, 4.969%, 8/28/34 .... 1,484 –
a,b
6454476.SQ.FTS.B, 5.251%, 9/01/34 .... 2,565 –
a,b
6463165.SQ.FTS.B, 4.974%, 9/03/34 .... 850 –
a,b
6472563.SQ.FTS.B, 5.474%, 9/07/34 .... 1,124 –
a,b
6480025.SQ.FTS.B, 4.528%, 9/09/34 .... 6,855 –
a,b
6481471.SQ.FTS.B, 5.252%, 9/10/34 .... 56,731 –
a,b
6484508.SQ.FTS.B, 5.737%, 9/10/34 .... 907 –
a,b
6484990.SQ.FTS.B, 5.379%, 9/11/34 .... 8,174 –
a,b
6485599.SQ.FTS.B, 5.595%, 9/11/34 .... 3,350 –
a,b
6488534.SQ.FTS.B, 5.66%, 9/13/34 ..... 4,069 –
a,b
6490032.SQ.FTS.B, 5.66%, 9/13/34 ..... 1,366 –
a,b
6493901.SQ.FTS.B, 4.747%, 9/15/34 .... 1,341 –
a,b
6495272.SQ.FTS.B, 5.383%, 9/15/34 .... 2,996 –
a,b
6493807.SQ.FTS.B, 5.678%, 9/15/34 .... 798 –
a,b
6499390.SQ.FTS.B, 4.753%, 9/16/34 .... 1,905 –
a,b
6499466.SQ.FTS.B, 4.971%, 9/16/34 .... 2,079 –
a,b
6499066.SQ.FTS.B, 5.132%, 9/16/34 .... 2,376 –
a,b
6505651.SQ.FTS.B, 5.126%, 9/17/34 .... 11,018 –
a,b
6504331.SQ.FTS.B, 5.251%, 9/17/34 .... 16,006 –
a,b
6510199.SQ.FTS.B, 5.377%, 9/20/34 .... 3,742 –
a,b
6509842.SQ.FTS.B, 5.758%, 9/20/34 .... 5,661 –
a,b
6514993.SQ.FTS.B, 4.748%, 9/22/34 .... 11,666 –
a,b
6526438.SQ.FTS.B, 5.471%, 9/26/34 .... 2,043 –
a,b
6528470.SQ.FTS.B, 4.527%, 9/27/34 .... 5,896 –
a,b
6533471.SQ.FTS.B, 5.66%, 9/28/34 ..... 5,455 –
a,b
6537833.SQ.FTS.B, 4.963%, 9/29/34 .... 4,274 –
a,b
6546339.SQ.FTS.B, 5.031%, 9/30/34 .... 3,311 –
a,b
6539774.SQ.FTS.B, 5.438%, 9/30/34 .... 7,745 –
a,b
6545017.SQ.FTS.B, 5.438%, 9/30/34 .... 5,479 –
a,b
6547912.SQ.FTS.B, 5.756%, 10/02/34 ... 3,479 –
a,b
6550386.SQ.FTS.B, 4.842%, 10/03/34 ... 3,804 1
a,b
6551364.SQ.FTS.B, 5.595%, 10/03/34 ... 2,235 –
a,b
6551325.SQ.FTS.B, 5.597%, 10/03/34 ... 1,077 –
a,b
6551310.SQ.FTS.B, 5.678%, 10/03/34 ... 1,637 –
a,b
6552179.SQ.FTS.B, 5.6%, 10/04/34 ..... 1,236 –
a,b
6552833.SQ.FTS.B, 5.676%, 10/04/34 ... 1,914 –
a,b
6557212.SQ.FTS.B, 6.167%, 10/05/34 ... 393 –
a,b
6560669.SQ.FTS.B, 5.595%, 10/06/34 ... 297 –
a,b
6565297.SQ.FTS.B, 5.667%, 10/07/34 ... 2,245 –
a,b
6566308.SQ.FTS.B, 5.205%, 10/08/34 ... 588 –
a,b
6568787.SQ.FTS.B, 4.654%, 10/10/34 ... 2,085 –
a,b
6570635.SQ.FTS.B, 5.757%, 10/10/34 ... 197 –
a,b
6569379.SQ.FTS.B, 5.759%, 10/10/34 ... 6,083 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6573435.SQ.FTS.B, 4.751%, 10/11/34 ... $ 434 $ –
a,b
6575505.SQ.FTS.B, 5.561%, 10/12/34 ... 818 –
a,b
6574600.SQ.FTS.B, 5.99%, 10/12/34 .... 466 –
a,b
6583381.SQ.FTS.B, 4.299%, 10/13/34 ... 1,860 –
a,b
6584064.SQ.FTS.B, 5.184%, 10/14/34 ... 949 –
a,b
6584703.SQ.FTS.B, 5.377%, 10/14/34 ... 1,023 –
a,b
6586628.SQ.FTS.B, 5.766%, 10/15/34 ... 423 –
a,b
6591557.SQ.FTS.B, 4.748%, 10/18/34 ... 22,190 –
a,b
6602708.SQ.FTS.B, 4.937%, 10/21/34 ... 20,691 –
a,b
6603320.SQ.FTS.B, 6.256%, 10/21/34 ... 2,923 –
a,b
6606708.SQ.FTS.B, 4.937%, 10/24/34 ... 2,234 –
a,b
6608433.SQ.FTS.B, 5.187%, 10/24/34 ... 7,450 –
a,b
6606355.SQ.FTS.B, 6.005%, 10/24/34 ... 3,197 –
a,b
6606972.SQ.FTS.B, 6.415%, 10/24/34 ... 2,678 –
a,b
6608920.SQ.FTS.B, 4.655%, 10/25/34 ... 4,842 –
a,b
6608761.SQ.FTS.B, 4.729%, 10/25/34 ... 529 –
a,b
6610691.SQ.FTS.B, 5.437%, 10/25/34 ... 1,555 –
a,b
6610546.SQ.FTS.B, 6.424%, 10/25/34 ... 2,651 –
a,b
6611834.SQ.FTS.B, 4.934%, 10/26/34 ... 6,514 –
a,b
6620492.SQ.FTS.B, 5.563%, 10/28/34 ... 1,500 –
a,b
6621277.SQ.FTS.B, 6.437%, 10/28/34 ... 645 –
a,b
6627023.SQ.FTS.B, 4.75%, 11/01/34 .... 9,110 –
a,b
6626988.SQ.FTS.B, 5.457%, 11/01/34 ... 1,021 –
a,b
6629563.SQ.FTS.B, 6.246%, 11/01/34 ... 867 –
a,b
6632935.SQ.FTS.B, 5.367%, 11/02/34 ... 1,675 –
a,b
6640951.SQ.FTS.B, 5.186%, 11/04/34 ... 3,014 –
a,b
6638387.SQ.FTS.B, 5.187%, 11/04/34 ... 6,765 1
a,b
6642494.SQ.FTS.B, 5.183%, 11/05/34 ... 2,440 –
a,b
6642924.SQ.FTS.B, 5.436%, 11/05/34 ... 918 –
a,b
6642786.SQ.FTS.B, 5.563%, 11/05/34 ... 3,631 –
a,b
6642443.SQ.FTS.B, 6.01%, 11/05/34 .... 1,132 –
a,b
6655765.SQ.FTS.B, 6.415%, 11/10/34 ... 22,394 –
a,b
6660038.SQ.FTS.B, 5.192%, 11/11/34 ... 1,025 –
a,b
6659902.SQ.FTS.B, 5.439%, 11/11/34 ... 3,775 –
a,b
6662402.SQ.FTS.B, 4.654%, 11/12/34 ... 16,704 –
a,b
6662851.SQ.FTS.B, 4.749%, 11/12/34 ... 538 –
a,b
6667444.SQ.FTS.B, 5.189%, 11/15/34 ... 13,964 –
a,b
6667839.SQ.FTS.B, 5.563%, 11/15/34 ... 2,316 –
a,b
6669990.SQ.FTS.B, 5.756%, 11/15/34 ... 2,054 –
a,b
6669319.SQ.FTS.B, 5.757%, 11/15/34 ... 5,727 –
a,b
6668063.SQ.FTS.B, 6.167%, 11/15/34 ... 1,903 –
a,b
6672873.SQ.FTS.B, 4.942%, 11/16/34 ... 1,122 –
a,b
6672685.SQ.FTS.B, 6.418%, 11/16/34 ... 9,596 –
a,b
6681453.SQ.FTS.B, 4.942%, 11/18/34 ... 2,541 –
a,b
6681160.SQ.FTS.B, 5.19%, 11/18/34 .... 11,154 1
a,b
6681576.SQ.FTS.B, 6.01%, 11/18/34 .... 2,334 –

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6684258.SQ.FTS.B, 5.379%, 11/19/34 ... $ 5,085 $ –
a,b
6681713.SQ.FTS.B, 5.434%, 11/19/34 ... 4,188 –
a,b
6683903.SQ.FTS.B, 6.164%, 11/19/34 ... 1,832 –
a,b
6685416.SQ.FTS.B, 6.029%, 11/20/34 ... 182 –
a,b
6687486.SQ.FTS.B, 5.443%, 11/22/34 ... 1,208 –
a,b
6701879.SQ.FTS.B, 4.747%, 11/25/34 ... 555 –
a,b
6703045.SQ.FTS.B, 5.373%, 11/25/34 ... 481 –
a,b
6706998.SQ.FTS.B, 4.934%, 11/26/34 ... 4,568 –
a,b
6705993.SQ.FTS.B, 6.41%, 11/26/34 .... 3,907 –
a,b
6709178.SQ.FTS.B, 5.366%, 11/29/34 ... 223 –
a,b
6709139.SQ.FTS.B, 6.422%, 11/29/34 ... 417 –
a,b
6716386.SQ.FTS.B, 4.656%, 11/30/34 ... 14,513 –
a,b
6713041.SQ.FTS.B, 4.745%, 11/30/34 ... 1,739 –
a,b
6718331.SQ.FTS.B, 4.937%, 12/01/34 ... 2,957 –
a,b
6726195.SQ.FTS.B, 5.77%, 12/04/34 .... 1,147 –
a,b
6727203.SQ.FTS.B, 5.371%, 12/05/34 ... 1,293 –
a,b
6736151.SQ.FTS.B, 5.19%, 12/07/34 .... 843 –
a,b
6734360.SQ.FTS.B, 5.571%, 12/07/34 ... 3,091 –
a,b
6735929.SQ.FTS.B, 6.418%, 12/07/34 ... 7,389 –
a,b
6741238.SQ.FTS.B, 5.188%, 12/08/34 ... 532 –
a,b
6741768.SQ.FTS.B, 6.258%, 12/08/34 ... 7 –
a,b
6747289.SQ.FTS.B, 5.192%, 12/10/34 ... 3,359 –
a,b
6747633.SQ.FTS.B, 5.206%, 12/11/34 ... 222 –
a,b
6749151.SQ.FTS.B, 5.758%, 12/12/34 ... 2,209 –
a,b
6755529.SQ.FTS.B, 5.195%, 12/14/34 ... 175 –
a,b
6755599.SQ.FTS.B, 5.382%, 12/14/34 ... 3,652 –
a,b
6765978.SQ.FTS.B, 6.413%, 12/16/34 ... 3,559 –
a,b
6767513.SQ.FTS.B, 6.413%, 12/16/34 ... 3,105 –
a,b
6769902.SQ.FTS.B, 5.756%, 12/18/34 ... 1,683 –
a,b
6770314.SQ.FTS.B, 4.757%, 12/19/34 ... 850 –
a,b
6770294.SQ.FTS.B, 5.418%, 12/19/34 ... 1,307 –
a,b
6770865.SQ.FTS.B, 6.164%, 12/19/34 ... 4,212 –
a,b
6772432.SQ.FTS.B, 4.659%, 12/20/34 ... 3,614 –
a,b
6771628.SQ.FTS.B, 5.378%, 12/20/34 ... 11,342 1
a,b
6775946.SQ.FTS.B, 6.15%, 12/21/34 .... 868 –
a,b
6785814.SQ.FTS.B, 6.008%, 12/23/34 ... 3,173 –
a,b
6789729.SQ.FTS.B, 5.755%, 12/26/34 ... 23,677 –
a,b
6789128.SQ.FTS.B, 6.008%, 12/26/34 ... 6,626 –
a,b
6792899.SQ.FTS.B, 5.377%, 12/27/34 ... 15,687 –
a,b
6795851.SQ.FTS.B, 6.414%, 12/28/34 ... 13,992 –
a,b
6800164.SQ.FTS.B, 5.451%, 12/29/34 ... 921 –
a,b
6807351.SQ.FTS.B, 5.571%, 12/30/34 ... 573 –
a,b
6807255.SQ.FTS.B, 6.011%, 12/30/34 ... 3,589 –
a,b
6812718.SQ.FTS.B, 4.933%, 1/03/35 .... 8,680 –
a,b
6813993.SQ.FTS.B, 4.656%, 1/04/35 .... 100 –
a,b
6815365.SQ.FTS.B, 5.568%, 1/05/35 .... 4,860 1
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6815336.SQ.FTS.B, 5.76%, 1/05/35 ..... $ 1,094 $ –
a,b
6814457.SQ.FTS.B, 6.205%, 1/05/35 .... 231 –
a,b
6828597.SQ.FTS.B, 6.01%, 1/10/35 ..... 1,851 –
a,b
6830425.SQ.FTS.B, 6.154%, 1/10/35 .... 1,050 –
a,b
6833081.SQ.FTS.B, 5.753%, 1/11/35 .... 3,532 –
a,b
6831288.SQ.FTS.B, 5.755%, 1/11/35 .... 1,391 –
a,b
6844837.SQ.FTS.B, 5.189%, 1/14/35 .... 4,228 –
a,b
6845844.SQ.FTS.B, 5.577%, 1/15/35 .... 2,264 –
a,b
6853583.SQ.FTS.B, 4.652%, 1/18/35 .... 1,003 –
a,b
6864766.SQ.FTS.B, 5.461%, 1/22/35 .... 346 –
a,b
6865119.SQ.FTS.B, 6.261%, 1/22/35 .... 1,131 –
a,b
6865816.SQ.FTS.B, 4.941%, 1/23/35 .... 975 –
a,b
6867424.SQ.FTS.B, 4.938%, 1/24/35 .... 1,323 5
a,b
6867235.SQ.FTS.B, 5.378%, 1/24/35 .... 4,400 –
a,b
6874224.SQ.FTS.B, 4.938%, 1/26/35 .... 12,671 –
a,b
6878498.SQ.FTS.B, 6.006%, 1/27/35 .... 15,839 1
a,b
6879258.SQ.FTS.B, 6.169%, 1/27/35 .... 995 –
a,b
6883683.SQ.FTS.B, 6.259%, 1/28/35 .... 11,390 1
a,b
6889101.SQ.FTS.B, 4.932%, 1/31/35 .... 894 –
a,b
6891704.SQ.FTS.B, 4.939%, 2/01/35 .... 1,632 –
a,b
6894382.SQ.FTS.B, 6.261%, 2/02/35 .... 3,927 –
a,b
6901055.SQ.FTS.B, 5.187%, 2/04/35 .... 8,090 –
a,b
6905278.SQ.FTS.B, 5.375%, 2/06/35 .... 4,086 –
a,b
6905725.SQ.FTS.B, 6.41%, 2/06/35 ..... 2,638 –
a,b
6910812.SQ.FTS.B, 5.563%, 2/08/35 .... 5,166 –
a,b
6913129.SQ.FTS.B, 5.759%, 2/09/35 .... 1,084 –
a,b
6913617.SQ.FTS.B, 6.006%, 2/09/35 .... 11,248 –
a,b
6918477.SQ.FTS.B, 4.762%, 2/10/35 .... 795 –
a,b
6919126.SQ.FTS.B, 4.721%, 2/11/35 .... 870 –
a,b
6920374.SQ.FTS.B, 6.421%, 2/11/35 .... 1,833 –
a,b
6923080.SQ.FTS.B, 5.567%, 2/14/35 .... 5,327 –
a,b
6934280.SQ.FTS.B, 5.378%, 2/17/35 .... 655 –
a,b
6933378.SQ.FTS.B, 6.007%, 2/17/35 .... 1,773 –
a,b
6937297.SQ.FTS.B, 4.748%, 2/18/35 .... 2,807 –
a,b
6939326.SQ.FTS.B, 5.44%, 2/18/35 ..... 8,134 –
a,b
6937107.SQ.FTS.B, 5.441%, 2/18/35 .... 2,690 –
a,b
6941232.SQ.FTS.B, 5.755%, 2/19/35 .... 13,824 –
a,b
6941710.SQ.FTS.B, 6.007%, 2/19/35 .... 5,409 –
a,b
6942041.SQ.FTS.B, 6.135%, 2/20/35 .... 783 –
a,b
6946128.SQ.FTS.B, 5.748%, 2/21/35 .... 1,931 –
a,b
6946527.SQ.FTS.B, 6.003%, 2/21/35 .... 726 –
a,b
6957735.SQ.FTS.B, 5.377%, 2/24/35 .... 2,280 –
a,b
6957843.SQ.FTS.B, 6.007%, 2/24/35 .... 1,536 –
a,b
6957706.SQ.FTS.B, 6.439%, 2/24/35 .... 982 –
a,b
6958893.SQ.FTS.B, 5.475%, 2/25/35 .... 286 –
a,b
6962136.SQ.FTS.B, 5.755%, 2/25/35 .... 1,990 –

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6962386.SQ.FTS.B, 5.445%, 2/26/35 .... $ 1,496 $ –
a,b
6962449.SQ.FTS.B, 6%, 2/26/35 ....... 665 –
a,b
6963703.SQ.FTS.B, 5.441%, 2/27/35 .... 4,914 –
a,b
6968688.SQ.FTS.B, 5.439%, 2/28/35 .... 15,914 –
a,b
6964600.SQ.FTS.B, 5.754%, 2/28/35 .... 3,817 –
a,b
6977409.SQ.FTS.B, 5.758%, 2/28/35 .... 6,257 –
a,b
6983514.SQ.FTS.B, 4.657%, 3/01/35 .... 1,054 –
a,b
6981506.SQ.FTS.B, 5.759%, 3/01/35 .... 4,725 –
a,b
6981745.SQ.FTS.B, 6.205%, 3/01/35 .... 727 –
a,b
6983907.SQ.FTS.B, 6.255%, 3/01/35 .... 5,990 –
a,b
6983184.SQ.FTS.B, 6.258%, 3/01/35 .... 2,759 –
a,b
6985831.SQ.FTS.B, 5.756%, 3/03/35 .... 6,077 1
a,b
6986183.SQ.FTS.B, 6.005%, 3/03/35 .... 1,326 –
a,b
6987073.SQ.FTS.B, 5.772%, 3/04/35 .... 204 –
a,b
6987047.SQ.FTS.B, 6.254%, 3/04/35 .... 3,612 –
a,b
6988804.SQ.FTS.B, 5.378%, 3/05/35 .... 22,027 1
a,b
6992671.SQ.FTS.B, 5.188%, 3/06/35 .... 804 –
a,b
6992646.SQ.FTS.B, 5.386%, 3/06/35 .... 878 –
a,b
6991080.SQ.FTS.B, 6.168%, 3/06/35 .... 878 –
a,b
6999659.SQ.FTS.B, 5.377%, 3/08/35 .... 6,547 –
a,b
7003117.SQ.FTS.B, 5.451%, 3/09/35 .... 715 –
a,b
7002848.SQ.FTS.B, 5.753%, 3/09/35 .... 2,390 –
a,b
7006832.SQ.FTS.B, 5.564%, 3/11/35 .... 11,201 –
a,b
7006543.SQ.FTS.B, 5.57%, 3/11/35 ..... 5,929 –
a,b
7007213.SQ.FTS.B, 5.746%, 3/11/35 .... 3,175 –
a,b
7012393.SQ.FTS.B, 5.198%, 3/13/35 .... 252 –
a,b
7010981.SQ.FTS.B, 5.377%, 3/13/35 .... 2,023 –
a,b
7019058.SQ.FTS.B, 5.758%, 3/14/35 .... 1,512 –
a,b
7031129.SQ.FTS.B, 5.566%, 3/19/35 .... 23,073 –
a,b
7033869.SQ.FTS.B, 6.158%, 3/19/35 .... 2,930 –
a,b
7036165.SQ.FTS.B, 4.657%, 3/20/35 .... 6,631 –
a,b
7040271.SQ.FTS.B, 5.377%, 3/21/35 .... 14,356 1
a,b
7046389.SQ.FTS.B, 4.762%, 3/22/35 .... 133 –
a,b
7046858.SQ.FTS.B, 5.566%, 3/22/35 .... 6,997 –
a,b
7044311.SQ.FTS.B, 5.757%, 3/22/35 .... 2,555 –
a,b
7044180.SQ.FTS.B, 6.256%, 3/22/35 .... 778 –
a,b
7047271.SQ.FTS.B, 6.25%, 3/23/35 ..... 146 –
a,b
7050699.SQ.FTS.B, 6.012%, 3/25/35 .... 1,636 –
a,b
7055837.SQ.FTS.B, 5.754%, 3/27/35 .... 5,733 1
a,b
7069074.SQ.FTS.B, 4.938%, 4/01/35 .... 2,362 –
a,b
7077191.SQ.FTS.B, 4.654%, 4/03/35 .... 5,771 –
a,b
7075883.SQ.FTS.B, 6.007%, 4/03/35 .... 3,716 –
a,b
7077874.SQ.FTS.B, 6.413%, 4/04/35 .... 1,766 –
a,b
7087577.SQ.FTS.B, 4.937%, 4/05/35 .... 27,996 –
a,b
7087146.SQ.FTS.B, 5.758%, 4/05/35 .... 5,687 –
a,b
7091881.SQ.FTS.B, 6.007%, 4/06/35 .... 25,110 1
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7093794.SQ.FTS.B, 5.191%, 4/08/35 .... $ 1,129 $ –
a,b
7101547.SQ.FTS.B, 6.002%, 4/11/35 .... 1,547 –
a,b
7099200.SQ.FTS.B, 6.256%, 4/11/35 .... 9,571 1
a,b
7107852.SQ.FTS.B, 5.754%, 4/12/35 .... 22,699 –
a,b
7111729.SQ.FTS.B, 5.38%, 4/13/35 ..... 1,792 –
a,b
7112613.SQ.FTS.B, 6.26%, 4/14/35 ..... 5,163 –
a,b
7116213.SQ.FTS.B, 4.746%, 4/16/35 .... 323 –
a,b
7114099.SQ.FTS.B, 5.576%, 4/16/35 .... 1,266 –
a,b
7119610.SQ.FTS.B, 5.754%, 4/17/35 .... 2,533 –
a,b
7120695.SQ.FTS.B, 6.006%, 4/17/35 .... 13,067 1
a,b
7117683.SQ.FTS.B, 6.168%, 4/17/35 .... 5,322 –
a,b
7120315.SQ.FTS.B, 6.171%, 4/17/35 .... 110 –
a,b
7125880.SQ.FTS.B, 6.009%, 4/18/35 .... 6,031 –
a,b
7132043.SQ.FTS.B, 4.654%, 4/19/35 .... 11,699 –
a,b
7135169.SQ.FTS.B, 6.001%, 4/19/35 .... 586 –
a,b
7138440.SQ.FTS.B, 4.775%, 4/20/35 .... 471 –
a,b
7136267.SQ.FTS.B, 5.577%, 4/20/35 .... 492 –
a,b
7147190.SQ.FTS.B, 5.44%, 4/23/35 ..... 6,796 –
a,b
7153431.SQ.FTS.B, 4.938%, 4/25/35 .... 21,694 –
a,b
7154470.SQ.FTS.B, 5.446%, 4/25/35 .... 573 –
a,b
7164056.SQ.FTS.B, 6.403%, 4/27/35 .... 186 –
a,b
7164004.SQ.FTS.B, 6.416%, 4/27/35 .... 9,823 –
a,b
7173420.SQ.FTS.B, 5.378%, 4/30/35 .... 4,098 –
a,b
7174416.SQ.FTS.B, 5.379%, 5/01/35 .... 1,948 –
a,b
7174615.SQ.FTS.B, 6.263%, 5/01/35 .... 2,929 –
a,b
7179478.SQ.FTS.B, 4.939%, 5/02/35 .... 7,904 –
a,b
7187557.SQ.FTS.B, 4.938%, 5/03/35 .... 3,412 –
a,b
7187451.SQ.FTS.B, 5.379%, 5/03/35 .... 5,960 –
a,b
7192584.SQ.FTS.B, 5.755%, 5/06/35 .... 5,371 –
a,b
7194324.SQ.FTS.B, 5.189%, 5/07/35 .... 16,993 –
a,b
7194913.SQ.FTS.B, 5.434%, 5/07/35 .... 925 –
a,b
7197003.SQ.FTS.B, 5.571%, 5/07/35 .... 373 –
a,b
7199276.SQ.FTS.B, 4.938%, 5/08/35 .... 32,102 1
a,b
7200153.SQ.FTS.B, 5.376%, 5/08/35 .... 16,216 –
a,b
7200668.SQ.FTS.B, 6.158%, 5/08/35 .... 1,887 –
a,b
7205002.SQ.FTS.B, 4.654%, 5/09/35 .... 75,336 1
a,b
7206980.SQ.FTS.B, 6.414%, 5/09/35 .... 10,355 –
a,b
7214825.SQ.FTS.B, 4.752%, 5/13/35 .... 6,212 –
a,b
7212718.SQ.FTS.B, 5.544%, 5/13/35 .... 877 –
a,b
7223668.SQ.FTS.B, 4.756%, 5/15/35 .... 916 –
a,b
7227981.SQ.FTS.B, 5.77%, 5/16/35 ..... 1,615 –
a,b
7227866.SQ.FTS.B, 6.012%, 5/16/35 .... 700 –
a,b
7233660.SQ.FTS.B, 4.73%, 5/17/35 ..... 658 –
a,b
7232691.SQ.FTS.B, 5.755%, 5/17/35 .... 35,086 –
a,b
7238159.SQ.FTS.B, 5.747%, 5/20/35 .... 1,422 –
a,b
7243958.SQ.FTS.B, 4.653%, 5/21/35 .... 16,197 1

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7244363.SQ.FTS.B, 5.573%, 5/21/35 .... $ 2,610 $ –
a,b
7244108.SQ.FTS.B, 5.75%, 5/21/35 ..... 1,133 –
a,b
7248245.SQ.FTS.B, 4.65%, 5/22/35 ..... 1,011 –
a,b
7249505.SQ.FTS.B, 5.38%, 5/22/35 ..... 3,510 –
a,b
7249579.SQ.FTS.B, 5.565%, 5/22/35 .... 9,581 –
a,b
7250972.SQ.FTS.B, 5.749%, 5/22/35 .... 787 –
a,b
7248608.SQ.FTS.B, 6.162%, 5/22/35 .... 1,522 –
a,b
7251367.SQ.FTS.B, 4.936%, 5/23/35 .... 2,158 –
a,b
7253125.SQ.FTS.B, 6.008%, 5/24/35 .... 9,228 1
a,b
7254942.SQ.FTS.B, 5.181%, 5/25/35 .... 456 –
a,b
7255280.SQ.FTS.B, 5.581%, 5/25/35 .... 2,104 –
a,b
7255995.SQ.FTS.B, 6.157%, 5/25/35 .... 1,767 –
a,b
7255984.SQ.FTS.B, 6.245%, 5/25/35 .... 764 –
a,b
7262587.SQ.FTS.B, 5.566%, 5/28/35 .... 11,195 –
a,b
7261105.SQ.FTS.B, 6.154%, 5/28/35 .... 765 –
a,b
7269934.SQ.FTS.B, 5.565%, 5/30/35 .... 1,563 –
a,b
7273316.SQ.FTS.B, 5.753%, 5/30/35 .... 14,525 –
a,b
7276376.SQ.FTS.B, 4.655%, 6/01/35 .... 13,113 1
a,b
7290561.SQ.FTS.B, 4.937%, 6/06/35 .... 28,751 2
a,b
7290026.SQ.FTS.B, 5.38%, 6/06/35 ..... 12,287 –
a,b
7297748.SQ.FTS.B, 4.75%, 6/07/35 ..... 396 –
a,b
7298379.SQ.FTS.B, 5.565%, 6/08/35 .... 12,186 –
a,b
7300855.SQ.FTS.B, 5.736%, 6/08/35 .... 1,131 –
a,b
7299245.SQ.FTS.B, 6.171%, 6/08/35 .... 3,563 –
a,b
7299309.SQ.FTS.B, 6.258%, 6/08/35 .... 8,689 –
a,b
7302186.SQ.FTS.B, 4.727%, 6/09/35 .... 1,118 –
a,b
7302660.SQ.FTS.B, 5.439%, 6/10/35 .... 1,300 –
a,b
7309810.SQ.FTS.B, 4.937%, 6/12/35 .... 19,077 –
a,b
7321205.SQ.FTS.B, 6.132%, 6/14/35 .... 463 –
a,b
7324843.SQ.FTS.B, 5.761%, 6/15/35 .... 1,080 –
a,b
7326549.SQ.FTS.B, 5.763%, 6/15/35 .... 1,103 –
a,b
7324812.SQ.FTS.B, 6.164%, 6/15/35 .... 705 –
a,b
7329113.SQ.FTS.B, 5.19%, 6/17/35 ..... 10,623 –
a,b
7329506.SQ.FTS.B, 5.756%, 6/17/35 .... 4,395 –
a,b
7334033.SQ.FTS.B, 4.717%, 6/18/35 .... 53 –
a,b
7334213.SQ.FTS.B, 4.76%, 6/18/35 ..... 2,715 –
a,b
7330370.SQ.FTS.B, 5.368%, 6/18/35 .... 2,170 –
a,b
7334073.SQ.FTS.B, 6.004%, 6/18/35 .... 1,803 –
a,b
7337996.SQ.FTS.B, 5.192%, 6/19/35 .... 3,988 –
a,b
7337001.SQ.FTS.B, 5.378%, 6/19/35 .... 2,854 –
a,b
7335700.SQ.FTS.B, 5.379%, 6/19/35 .... 21,677 –
a,b
7336392.SQ.FTS.B, 5.387%, 6/19/35 .... 257 –
a,b
7334461.SQ.FTS.B, 6.01%, 6/19/35 ..... 166 –
a,b
7340973.SQ.FTS.B, 5.181%, 6/20/35 .... 913 –
a,b
7340466.SQ.FTS.B, 6.416%, 6/20/35 .... 6,487 –
a,b
7344615.SQ.FTS.B, 5.757%, 6/21/35 .... 634 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7344686.SQ.FTS.B, 5.984%, 6/21/35 .... $ 680 $ –
a,b
7348182.SQ.FTS.B, 5.191%, 6/22/35 .... 319 1
a,b
7350116.SQ.FTS.B, 5.377%, 6/22/35 .... 8,273 –
a,b
7351036.SQ.FTS.B, 6.153%, 6/22/35 .... 1,185 –
a,b
7351905.SQ.FTS.B, 5.572%, 6/23/35 .... 219 –
a,b
7352037.SQ.FTS.B, 5.995%, 6/23/35 .... 1,931 –
a,b
7353627.SQ.FTS.B, 6.258%, 6/25/35 .... 18,930 –
a,b
7361225.SQ.FTS.B, 5.741%, 6/27/35 .... 470 –
a,b
7360537.SQ.FTS.B, 5.999%, 6/27/35 .... 1,325 –
a,b
7360259.SQ.FTS.B, 6.26%, 6/27/35 ..... 8,011 –
a,b
7365864.SQ.FTS.B, 4.754%, 6/28/35 .... 1,280 –
a,b
7367432.SQ.FTS.B, 4.937%, 6/29/35 .... 12,689 –
a,b
7370739.SQ.FTS.B, 4.75%, 6/30/35 ..... 4,173 –
a,b
7370621.SQ.FTS.B, 5.428%, 6/30/35 .... 663 –
a,b
7372484.SQ.FTS.B, 5.437%, 7/01/35 .... 5,030 –
a,b
7375657.SQ.FTS.B, 6.017%, 7/02/35 .... 1,085 –
a,b
7382823.SQ.FTS.B, 4.937%, 7/04/35 .... 35,680 1
a,b
7381323.SQ.FTS.B, 6.165%, 7/04/35 .... 2,120 –
a,b
7386885.SQ.FTS.B, 5.189%, 7/05/35 .... 2,257 –
a,b
7385816.SQ.FTS.B, 5.456%, 7/05/35 .... 419 –
a,b
7385186.SQ.FTS.B, 5.565%, 7/05/35 .... 15,580 –
a,b
7388297.SQ.FTS.B, 4.939%, 7/07/35 .... 407 1
a,b
7391456.SQ.FTS.B, 5.374%, 7/08/35 .... 2,996 –
a,b
7396669.SQ.FTS.B, 5.758%, 7/10/35 .... 4,871 –
a,b
7401793.SQ.FTS.B, 5.573%, 7/11/35 .... 182 –
a,b
7404632.SQ.FTS.B, 5.195%, 7/12/35 .... 5,041 –
a,b
7406230.SQ.FTS.B, 5.451%, 7/12/35 .... 234 –
a,b
7407499.SQ.FTS.B, 6.008%, 7/14/35 .... 5,293 1
a,b
7410871.SQ.FTS.B, 5.199%, 7/16/35 .... 185 –
a,b
7411162.SQ.FTS.B, 5.566%, 7/16/35 .... 33,263 –
a,b
7409266.SQ.FTS.B, 5.572%, 7/16/35 .... 913 –
a,b
7409794.SQ.FTS.B, 6.252%, 7/16/35 .... 1,964 –
a,b
7412170.SQ.FTS.B, 5.379%, 7/17/35 .... 10,387 –
a,b
7411720.SQ.FTS.B, 5.565%, 7/17/35 .... 10,801 –
a,b
7418984.SQ.FTS.B, 4.654%, 7/18/35 .... 10,605 –
a,b
7419256.SQ.FTS.B, 5.565%, 7/19/35 .... 571 –
a,b
7421975.SQ.FTS.B, 5.996%, 7/19/35 .... 1,619 –
a,b
7422360.SQ.FTS.B, 6.254%, 7/19/35 .... 188 –
a,b
7423364.SQ.FTS.B, 4.939%, 7/21/35 .... 5,514 –
a,b
7425843.SQ.FTS.B, 6.004%, 7/22/35 .... 3,954 –
a,b
7439471.SQ.FTS.B, 5.754%, 7/26/35 .... 21,014 –
a,b
7442975.SQ.FTS.B, 5.75%, 7/28/35 ..... 1,775 –
a,b
7443490.SQ.FTS.B, 5.753%, 7/28/35 .... 307 –
a,b
7447146.SQ.FTS.B, 6.008%, 7/29/35 .... 2,869 1
a,b
7450427.SQ.FTS.B, 5.19%, 7/30/35 ..... 5,832 –
a,b
7448609.SQ.FTS.B, 5.993%, 7/30/35 .... 350 –

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7451728.SQ.FTS.B, 4.742%, 7/31/35 .... $ 3,791 $ 1
a,b
7459778.SQ.FTS.B, 5.19%, 8/01/35 ..... 8,002 231
a,b
7461229.SQ.FTS.B, 6.416%, 8/02/35 .... 877 –
a,b
7460506.SQ.FTS.B, 6.43%, 8/02/35 ..... 270 –
a,b
7463365.SQ.FTS.B, 5.379%, 8/03/35 .... 252 –
a,b
7463465.SQ.FTS.B, 6.009%, 8/03/35 .... 9,525 –
a,b
7463702.SQ.FTS.B, 5.754%, 8/04/35 .... 3,142 2
a,b
7469386.SQ.FTS.B, 5.188%, 8/06/35 .... 3,584 –
a,b
7472315.SQ.FTS.B, 4.739%, 8/07/35 .... 610 –
a,b
7473548.SQ.FTS.B, 6.256%, 8/07/35 .... 13,601 –
a,b
7486693.SQ.FTS.B, 4.743%, 8/12/35 .... 1,539 1
a,b
7485874.SQ.FTS.B, 6.414%, 8/12/35 .... 5,247 236
a,b
7491010.SQ.FTS.B, 6.26%, 8/13/35 ..... 5,510 2
a,b
7492570.SQ.FTS.B, 6.258%, 8/14/35 .... 2,849 4
a,b
7505871.SQ.FTS.B, 5.773%, 8/16/35 .... 503 23
a,b
7507909.SQ.FTS.B, 6.258%, 8/16/35 .... 30,984 21
a,b
7508859.SQ.FTS.B, 4.939%, 8/17/35 .... 1,621 –
a,b
7508979.SQ.FTS.B, 5.375%, 8/17/35 .... 481 1
a,b
7509672.SQ.FTS.B, 5.481%, 8/17/35 .... 491 1
a,b
7512125.SQ.FTS.B, 4.654%, 8/19/35 .... 2,673 4
a,b
7513007.SQ.FTS.B, 5.374%, 8/20/35 .... 305 –
a,b
7517983.SQ.FTS.B, 4.755%, 8/21/35 .... 843 1
a,b
7519489.SQ.FTS.B, 5.382%, 8/21/35 .... 3,156 2
a,b
7516754.SQ.FTS.B, 6.015%, 8/21/35 .... 774 –
a,b
7529446.SQ.FTS.B, 4.948%, 8/23/35 .... 2,327 –
a,b
7528897.SQ.FTS.B, 5.44%, 8/23/35 ..... 16,423 –
a,b
7529705.SQ.FTS.B, 4.937%, 8/24/35 .... 9,719 15
a,b
7530909.SQ.FTS.B, 5.366%, 8/25/35 .... 727 1
a,b
7534396.SQ.FTS.B, 5.738%, 8/26/35 .... 985 –
a,b
7541290.SQ.FTS.B, 6.412%, 8/28/35 .... 263 –
a,b
7547912.SQ.FTS.B, 6.413%, 8/29/35 .... 3,516 1
a,b
7550899.SQ.FTS.B, 5.19%, 9/01/35 ..... 1,653 –
a,b
7550967.SQ.FTS.B, 5.375%, 9/01/35 .... 3,825 6
a,b
7554320.SQ.FTS.B, 5.378%, 9/01/35 .... 13,754 8
a,b
7559616.SQ.FTS.B, 4.745%, 9/04/35 .... 985 1
a,b
7564172.SQ.FTS.B, 5.383%, 9/05/35 .... 2,096 147
a,b
7567904.SQ.FTS.B, 6.009%, 9/06/35 .... 2,727 5
a,b
7565647.SQ.FTS.B, 6.246%, 9/06/35 .... 1,102 1
a,b
7566801.SQ.FTS.B, 6.289%, 9/06/35 .... 794 –
a,b
7573584.SQ.FTS.B, 4.934%, 9/07/35 .... 4,835 2
a,b
7573801.SQ.FTS.B, 5.567%, 9/07/35 .... 14,773 26
a,b
7573203.SQ.FTS.B, 5.754%, 9/07/35 .... 2,786 2
a,b
7574527.SQ.FTS.B, 6.416%, 9/07/35 .... 12,073 3
a,b
7575766.SQ.FTS.B, 5.377%, 9/08/35 .... 248 22
a,b
7578388.SQ.FTS.B, 6.263%, 9/08/35 .... 502 –
a,b
7586080.SQ.FTS.B, 4.65%, 9/12/35 ..... 6,134 8
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7587307.SQ.FTS.B, 4.654%, 9/12/35 .... $ 48,237 $ 27
a,b
7590174.SQ.FTS.B, 5.562%, 9/13/35 .... 7,270 11
a,b
7590215.SQ.FTS.B, 6.012%, 9/13/35 .... 796 1
a,b
7600629.SQ.FTS.B, 5.563%, 9/16/35 .... 3,898 4
a,b
7601451.SQ.FTS.B, 6.006%, 9/17/35 .... 259 –
a,b
7608748.SQ.FTS.B, 6.007%, 9/19/35 .... 30,329 37
a,b
7607003.SQ.FTS.B, 6.01%, 9/19/35 ..... 1,790 3
a,b
7611097.SQ.FTS.B, 6.423%, 9/20/35 .... 2,067 4
a,b
7616557.SQ.FTS.B, 5.189%, 9/21/35 .... 11,359 15
a,b
7616489.SQ.FTS.B, 6.258%, 9/21/35 .... 2,021 2
a,b
7617901.SQ.FTS.B, 6.261%, 9/21/35 .... 2,981 3
a,b
7621073.SQ.FTS.B, 6.007%, 9/22/35 .... 20,648 21
a,b
7618964.SQ.FTS.B, 6.413%, 9/22/35 .... 4,601 12
a,b
7621327.SQ.FTS.B, 4.94%, 9/23/35 ..... 2,410 4
a,b
7621639.SQ.FTS.B, 5.198%, 9/23/35 .... 1,826 2
a,b
7621653.SQ.FTS.B, 5.379%, 9/23/35 .... 2,134 63
a,b
7621747.SQ.FTS.B, 5.758%, 9/23/35 .... 3,270 2
a,b
7622472.SQ.FTS.B, 6.004%, 9/24/35 .... 4,474 5
a,b
7624372.SQ.FTS.B, 5.183%, 9/25/35 .... 2,463 3
a,b
7628418.SQ.FTS.B, 5.567%, 9/26/35 .... 10,448 20
a,b
7628146.SQ.FTS.B, 5.752%, 9/26/35 .... 11,216 6
a,b
7633344.SQ.FTS.B, 6.009%, 9/27/35 .... 1,025 1
a,b
7637405.SQ.FTS.B, 6.023%, 9/28/35 .... 1,404 1
a,b
7644598.SQ.FTS.B, 5.748%, 9/30/35 .... 2,397 67
a,b
7646634.SQ.FTS.B, 5.446%, 10/01/35 ... 1,503 2
a,b
7648665.SQ.FTS.B, 5.763%, 10/01/35 ... 1,643 2
a,b
7647054.SQ.FTS.B, 5.916%, 10/01/35 ... 997 2
a,b
7653058.SQ.FTS.B, 5.095%, 10/02/35 ... 3,691 409
a,b
7650606.SQ.FTS.B, 5.439%, 10/02/35 ... 1,604 2
a,b
7656219.SQ.FTS.B, 5.19%, 10/03/35 .... 10,946 69
a,b
7654737.SQ.FTS.B, 5.418%, 10/03/35 ... 1,110 2
a,b
7655820.SQ.FTS.B, 6.255%, 10/03/35 ... 1,434 2
a,b
7657393.SQ.FTS.B, 6.257%, 10/03/35 ... 834 84
a,b
7661360.SQ.FTS.B, 6.414%, 10/04/35 ... 362 –
a,b
7664538.SQ.FTS.B, 5.186%, 10/05/35 ... 5,682 6
a,b
7667419.SQ.FTS.B, 5.189%, 10/05/35 ... 4,894 37
a,b
7667909.SQ.FTS.B, 5.091%, 10/06/35 ... 2,103 3
a,b
7688136.SQ.FTS.B, 5.188%, 10/12/35 ... 14,991 19
a,b
7690007.SQ.FTS.B, 5.193%, 10/13/35 ... 1,194 2
a,b
7690899.SQ.FTS.B, 5.188%, 10/14/35 ... 9,454 12
a,b
7695591.SQ.FTS.B, 5.911%, 10/16/35 ... 5,123 8
a,b
7701859.SQ.FTS.B, 5.759%, 10/18/35 ... 1,772 3
a,b
7707103.SQ.FTS.B, 5.536%, 10/20/35 ... 20,361 33
a,b
7707363.SQ.FTS.B, 4.737%, 10/21/35 ... 629 2
a,b
7712891.SQ.FTS.B, 5.563%, 10/23/35 ... 3,823 12
a,b
7712462.SQ.FTS.B, 6.161%, 10/23/35 ... 2,881 5

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7721764.SQ.FTS.B, 5.451%, 10/25/35 ... $ 454 $ 70
a,b
7728570.SQ.FTS.B, 4.785%, 10/26/35 ... 474 43
a,b
7724838.SQ.FTS.B, 5.095%, 10/26/35 ... 22,645 39
a,b
7729945.SQ.FTS.B, 5.911%, 10/26/35 ... 1,229 1
a,b
7732601.SQ.FTS.B, 5.914%, 10/28/35 ... 207 36
a,b
7736498.SQ.FTS.B, 5.911%, 10/29/35 ... 3,086 10
a,b
7741215.SQ.FTS.B, 5.72%, 10/30/35 .... 3,427 4
a,b
7745153.SQ.FTS.B, 5.35%, 11/01/35 .... 3,659 10
a,b
7751173.SQ.FTS.B, 6.19%, 11/02/35 .... 750 2
a,b
7756883.SQ.FTS.B, 4.779%, 11/03/35 ... 16,501 54
a,b
7758755.SQ.FTS.B, 5.535%, 11/05/35 ... 2,366 449
a,b
7763292.SQ.FTS.B, 5.913%, 11/06/35 ... 20,230 47
a,b
7767704.SQ.FTS.B, 5.912%, 11/07/35 ... 10,394 28
a,b
7767072.SQ.FTS.B, 6.166%, 11/07/35 ... 5,030 21
a,b
7768208.SQ.FTS.B, 4.78%, 11/08/35 .... 13,408 2,329
a,b
7768065.SQ.FTS.B, 5.095%, 11/08/35 ... 103 1
a,b
7769434.SQ.FTS.B, 5.715%, 11/08/35 ... 364 1
a,b
7768047.SQ.FTS.B, 5.93%, 11/08/35 .... 437 33
a,b
7776652.SQ.FTS.B, 4.78%, 11/09/35 .... 1,570 283
a,b
7776805.SQ.FTS.B, 4.78%, 11/09/35 .... 5,785 20
a,b
7776077.SQ.FTS.B, 5.723%, 11/09/35 ... 1,977 5
a,b
7780421.SQ.FTS.B, 5.093%, 11/10/35 ... 6,401 1,263
a,b
7781198.SQ.FTS.B, 6.159%, 11/10/35 ... 4,074 7
a,b
7781650.SQ.FTS.B, 5.091%, 11/11/35 ... 58 9
a,b
7786987.SQ.FTS.B, 4.749%, 11/13/35 ... 29,312 69
a,b
7786287.SQ.FTS.B, 5.346%, 11/13/35 ... 1,934 9
a,b
7785232.SQ.FTS.B, 6.154%, 11/13/35 ... 169 –
a,b
7791269.SQ.FTS.B, 4.787%, 11/14/35 ... 968 3
a,b
7789582.SQ.FTS.B, 5.094%, 11/14/35 ... 5,329 23
a,b
7788590.SQ.FTS.B, 5.1%, 11/14/35 ..... 1,294 15
a,b
7788186.SQ.FTS.B, 6.163%, 11/14/35 ... 481 1
a,b
7794684.SQ.FTS.B, 5.413%, 11/15/35 ... 161 –
a,b
7795103.SQ.FTS.B, 5.437%, 11/15/35 ... 5,594 11
a,b
7798166.SQ.FTS.B, 5.911%, 11/16/35 ... 20,551 17
a,b
7803525.SQ.FTS.B, 5.344%, 11/17/35 ... 3,572 226
a,b
7805048.SQ.FTS.B, 5.44%, 11/19/35 .... 504 1
a,b
7808380.SQ.FTS.B, 5.914%, 11/20/35 ... 6,558 14
a,b
7806075.SQ.FTS.B, 5.918%, 11/20/35 ... 1,024 1
a,b
7810923.SQ.FTS.B, 6.149%, 11/21/35 ... 301 1
a,b
7811729.SQ.FTS.B, 6.168%, 11/21/35 ... 1,139 1
a,b
7814352.SQ.FTS.B, 5.098%, 11/22/35 ... 3,498 11
a,b
7815586.SQ.FTS.B, 5.535%, 11/22/35 ... 2,713 7
a,b
7823385.SQ.FTS.B, 5.097%, 11/23/35 ... 2,283 4
a,b
7822522.SQ.FTS.B, 5.536%, 11/23/35 ... 18,694 75
a,b
7828343.SQ.FTS.B, 5.096%, 11/24/35 ... 1,156 264
a,b
7829488.SQ.FTS.B, 5.907%, 11/25/35 ... 882 2
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7830760.SQ.FTS.B, 5.436%, 11/26/35 ... $ 6,345 $ 15
a,b
7847120.SQ.FTS.B, 4.78%, 11/30/35 .... 15,845 37
a,b
7843814.SQ.FTS.B, 5.435%, 11/30/35 ... 1,606 4
a,b
7849316.SQ.FTS.B, 6.154%, 11/30/35 ... 68 18
a,b
7845896.SQ.FTS.B, 6.171%, 11/30/35 ... 2,769 6
a,b
7851862.SQ.FTS.B, 5.444%, 12/02/35 ... 1,437 3
a,b
7853962.SQ.FTS.B, 5.094%, 12/03/35 ... 30,459 280
a,b
7859113.SQ.FTS.B, 4.781%, 12/04/35 ... 9,082 2,249
a,b
7860462.SQ.FTS.B, 5.347%, 12/04/35 ... 4,552 21
a,b
7857831.SQ.FTS.B, 5.725%, 12/04/35 ... 16,733 30
a,b
7863722.SQ.FTS.B, 4.743%, 12/05/35 ... 926 2
a,b
7863127.SQ.FTS.B, 4.762%, 12/05/35 ... 183 1
a,b
7861753.SQ.FTS.B, 5.093%, 12/05/35 ... 1,353 314
a,b
7862669.SQ.FTS.B, 5.099%, 12/05/35 ... 564 149
a,b
7864315.SQ.FTS.B, 5.915%, 12/05/35 ... 7,642 13
a,b
7862243.SQ.FTS.B, 6.152%, 12/05/35 ... 357 54
a,b
7863145.SQ.FTS.B, 6.164%, 12/05/35 ... 7,065 16
a,b
7866713.SQ.FTS.B, 4.782%, 12/06/35 ... 5,812 19
a,b
7868442.SQ.FTS.B, 5.09%, 12/06/35 .... 2,341 5
a,b
7872545.SQ.FTS.B, 5.093%, 12/07/35 ... 538 3
a,b
7873355.SQ.FTS.B, 6.155%, 12/07/35 ... 552 2
a,b
7873369.SQ.FTS.B, 6.163%, 12/07/35 ... 12,998 27
a,b
7874480.SQ.FTS.B, 5.112%, 12/08/35 ... 1,064 5
a,b
7875047.SQ.FTS.B, 4.757%, 12/09/35 ... 205 1
a,b
7875406.SQ.FTS.B, 5.094%, 12/09/35 ... 5,480 1,484
a,b
7876335.SQ.FTS.B, 5.917%, 12/10/35 ... 2,135 6
a,b
7880764.SQ.FTS.B, 4.782%, 12/11/35 ... 457 120
a,b
7882746.SQ.FTS.B, 5.535%, 12/11/35 ... 2,542 477
a,b
7886338.SQ.FTS.B, 4.78%, 12/12/35 .... 4,316 30
a,b
7884915.SQ.FTS.B, 6.152%, 12/12/35 ... 1,897 7
a,b
7885751.SQ.FTS.B, 6.479%, 12/12/35 ... 543 140
a,b
7892822.SQ.FTS.B, 5.913%, 12/13/35 ... 7,563 18
a,b
7895485.SQ.FTS.B, 5.922%, 12/14/35 ... 171 1
a,b
7899376.SQ.FTS.B, 5.105%, 12/15/35 ... 654 167
a,b
7899924.SQ.FTS.B, 4.783%, 12/16/35 ... 143 39
a,b
7900212.SQ.FTS.B, 5.902%, 12/16/35 ... 1,559 4
a,b
7899808.SQ.FTS.B, 6.172%, 12/16/35 ... 474 123
a,b
7905396.SQ.FTS.B, 6.161%, 12/18/35 ... 6,605 15
a,b
7914364.SQ.FTS.B, 5.437%, 12/20/35 ... 3,173 10
a,b
7926526.SQ.FTS.B, 4.732%, 12/25/35 ... 272 1
a,b
7929408.SQ.FTS.B, 4.737%, 12/26/35 ... 1,614 3
a,b
7928943.SQ.FTS.B, 4.748%, 12/26/35 ... 506 49
a,b
7931051.SQ.FTS.B, 4.779%, 12/26/35 ... 2,338 214
a,b
7930838.SQ.FTS.B, 5.723%, 12/26/35 ... 11,250 53
a,b
7937726.SQ.FTS.B, 6.164%, 12/27/35 ... 8,353 77
a,b
7942127.SQ.FTS.B, 5.535%, 12/29/35 ... 8,564 40

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7944001.SQ.FTS.B, 5.346%, 1/01/36 .... $ 4,384 $ 35
a,b
7947682.SQ.FTS.B, 5.35%, 1/01/36 ..... 1,241 10
a,b
7955576.SQ.FTS.B, 4.769%, 1/03/36 .... 661 2
a,b
7958110.SQ.FTS.B, 6.164%, 1/03/36 .... 7,758 27
a,b
7962368.SQ.FTS.B, 4.743%, 1/05/36 .... 1,763 10
a,b
7959962.SQ.FTS.B, 6.165%, 1/05/36 .... 9,955 55
a,b
7964047.SQ.FTS.B, 4.78%, 1/06/36 ..... 695 217
a,b
7963986.SQ.FTS.B, 6.162%, 1/06/36 .... 950 68
a,b
7964426.SQ.FTS.B, 5.088%, 1/07/36 .... 267 87
a,b
7972214.SQ.FTS.B, 4.782%, 1/10/36 .... 6,798 59
a,b
7974222.SQ.FTS.B, 5.731%, 1/10/36 .... 719 3
a,b
7973285.SQ.FTS.B, 5.911%, 1/10/36 .... 5,331 46
a,b
7972649.SQ.FTS.B, 6.478%, 1/10/36 .... 3,641 13
a,b
7979582.SQ.FTS.B, 4.779%, 1/11/36 .... 2,162 218
a,b
7988493.SQ.FTS.B, 6.175%, 1/15/36 .... 1,524 9
a,b
7990968.SQ.FTS.B, 4.748%, 1/16/36 .... 8,874 46
a,b
7991968.SQ.FTS.B, 5.915%, 1/16/36 .... 2,711 11
a,b
7992014.SQ.FTS.B, 6.167%, 1/16/36 .... 5,321 23
a,b
7993140.SQ.FTS.B, 6.289%, 1/16/36 .... 5,681 27
a,b
8000796.SQ.FTS.B, 4.757%, 1/17/36 .... 1,675 6
a,b
8000433.SQ.FTS.B, 4.773%, 1/17/36 .... 1,067 4
a,b
8005029.SQ.FTS.B, 5.911%, 1/18/36 .... 10,934 108
a,b
8007842.SQ.FTS.B, 4.724%, 1/19/36 .... 829 4
a,b
8007844.SQ.FTS.B, 4.751%, 1/19/36 .... 2,161 18
a,b
8012289.SQ.FTS.B, 5.093%, 1/22/36 .... 8,215 27
a,b
8014032.SQ.FTS.B, 5.094%, 1/22/36 .... 1,226 459
a,b
8016422.SQ.FTS.B, 4.767%, 1/23/36 .... 620 4
a,b
8016663.SQ.FTS.B, 5.348%, 1/23/36 .... 7,206 64
a,b
8017283.SQ.FTS.B, 6.474%, 1/23/36 .... 2,763 16
a,b
8018766.SQ.FTS.B, 5.912%, 1/24/36 .... 15,041 52
a,b
8021897.SQ.FTS.B, 5.915%, 1/24/36 .... 955 286
a,b
8027604.SQ.FTS.B, 4.784%, 1/25/36 .... 4,651 46
a,b
8025958.SQ.FTS.B, 5.09%, 1/25/36 ..... 1,450 547
a,b
8024997.SQ.FTS.B, 5.713%, 1/25/36 .... 250 97
a,b
8023992.SQ.FTS.B, 6.481%, 1/25/36 .... 12,196 64
a,b
8030978.SQ.FTS.B, 5.444%, 1/26/36 .... 3,358 11
a,b
8029441.SQ.FTS.B, 5.535%, 1/26/36 .... 1,493 10
a,b
8032677.SQ.FTS.B, 6.279%, 1/28/36 .... 384 3
a,b
8040045.SQ.FTS.B, 5.913%, 1/30/36 .... 11,144 103
a,b
8042594.SQ.FTS.B, 6.474%, 1/31/36 .... 872 8
a,b
8049012.SQ.FTS.B, 4.755%, 2/01/36 .... 3,551 17
a,b
8049065.SQ.FTS.B, 5.346%, 2/01/36 .... 3,275 1,081
a,b
8048279.SQ.FTS.B, 5.438%, 2/01/36 .... 9,406 61
a,b
8051409.SQ.FTS.B, 5.909%, 2/02/36 .... 1,697 14
a,b
8054235.SQ.FTS.B, 4.757%, 2/03/36 .... 3,049 14
a,b
8054545.SQ.FTS.B, 5.918%, 2/03/36 .... 2,066 15
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
8056029.SQ.FTS.B, 4.783%, 2/04/36 .... $ 1,144 $ 149
a,b
8059935.SQ.FTS.B, 4.779%, 2/05/36 .... 17,163 102
a,b
8059674.SQ.FTS.B, 5.913%, 2/05/36 .... 984 341
a,b
8059635.SQ.FTS.B, 6.167%, 2/05/36 .... 2,858 26
a,b
8059274.SQ.FTS.B, 6.177%, 2/05/36 .... 1,409 10
a,b
8062268.SQ.FTS.B, 5.448%, 2/06/36 .... 697 4
a,b
8077025.SQ.FTS.B, 5.725%, 2/11/36 .... 3,466 40
a,b
8078475.SQ.FTS.B, 6.46%, 2/12/36 ..... 1,352 11
a,b
8084325.SQ.FTS.B, 5.096%, 2/13/36 .... 3,749 41
a,b
8083556.SQ.FTS.B, 5.723%, 2/13/36 .... 28,734 238
a,b
8083380.SQ.FTS.B, 6.163%, 2/13/36 .... 954 384
a,b
8084098.SQ.FTS.B, 6.172%, 2/13/36 .... 604 193
a,b
8087986.SQ.FTS.B, 4.753%, 2/14/36 .... 3,035 19
a,b
8085028.SQ.FTS.B, 4.778%, 2/14/36 .... 6,755 62
a,b
8086140.SQ.FTS.B, 5.083%, 2/14/36 .... 1,088 13
a,b
8087076.SQ.FTS.B, 6.167%, 2/14/36 .... 892 346
a,b
8090252.SQ.FTS.B, 4.747%, 2/15/36 .... 434 4
a,b
8091452.SQ.FTS.B, 5.908%, 2/15/36 .... 6,428 31
a,b
8091224.SQ.FTS.B, 5.914%, 2/15/36 .... 732 270
a,b
8095193.SQ.FTS.B, 5.082%, 2/16/36 .... 1,147 11
a,b
8096997.SQ.FTS.B, 4.749%, 2/17/36 .... 2,909 17
a,b
8101882.SQ.FTS.B, 6.161%, 2/19/36 .... 10,769 63
a,b
8102147.SQ.FTS.B, 6.171%, 2/19/36 .... 792 8
a,b
8114935.SQ.FTS.B, 6.414%, 2/22/36 .... 3,564 19
a,b
8119531.SQ.FTS.B, 5.406%, 2/24/36 .... 3,034 37
a,b
8122643.SQ.FTS.B, 4.781%, 2/26/36 .... 872 324
a,b
8127364.SQ.FTS.B, 5.911%, 2/27/36 .... 1,599 655
a,b
8138282.SQ.FTS.B, 5.113%, 2/28/36 .... 22,428 9,050
a,b
8143305.SQ.FTS.B, 5.408%, 2/28/36 .... 3,638 1,490
a,b
8129955.SQ.FTS.B, 5.643%, 2/28/36 .... 194 2
a,b
8143370.SQ.FTS.B, 6.422%, 2/28/36 .... 5,130 56
a,b
8137699.SQ.FTS.B, 6.65%, 2/28/36 ..... 1,030 8
a,b
8145071.SQ.FTS.B, 4.99%, 3/02/36 ..... 81 27
a,b
8145418.SQ.FTS.B, 5.636%, 3/02/36 .... 12,225 116
a,b
8144863.SQ.FTS.B, 6.159%, 3/02/36 .... 1,376 22
a,b
8146232.SQ.FTS.B, 4.781%, 3/03/36 .... 23,828 309
a,b
8150361.SQ.FTS.B, 4.78%, 3/04/36 ..... 24,110 234
a,b
8155739.SQ.FTS.B, 4.955%, 3/05/36 .... 11,144 92
a,b
8157489.SQ.FTS.B, 6.418%, 3/05/36 .... 1,783 25
a,b
8162728.SQ.FTS.B, 6.55%, 3/07/36 ..... 198 92
a,b
8167768.SQ.FTS.B, 5.625%, 3/10/36 .... 832 11
a,b
8169094.SQ.FTS.B, 5.66%, 3/10/36 ..... 2,539 262
a,b
8170418.SQ.FTS.B, 5.66%, 3/10/36 ..... 2,451 297
a,b
8174278.SQ.FTS.B, 5.117%, 3/11/36 .... 1,823 26
a,b
8173171.SQ.FTS.B, 6.325%, 3/11/36 .... 9,578 111
a,b
8174746.SQ.FTS.B, 6.328%, 3/11/36 .... 20,312 146

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
8181653.SQ.FTS.B, 5.635%, 3/13/36 .... $ 24 $ 10
a,b
8181805.SQ.FTS.B, 6.414%, 3/13/36 .... 968 439
a,b
8184697.SQ.FTS.B, 5.637%, 3/14/36 .... 2,932 17
a,b
8189740.SQ.FTS.B, 6.423%, 3/16/36 .... 7,590 92
a,b
8192679.SQ.FTS.B, 6.547%, 3/17/36 .... 11,145 172
a,b
8207104.SQ.FTS.B, 6.359%, 3/22/36 .... 596 5
a,b
8210620.SQ.FTS.B, 4.782%, 3/23/36 .... 6,930 94
a,b
8208304.SQ.FTS.B, 6.68%, 3/23/36 ..... 1,315 626
a,b
8214128.SQ.FTS.B, 5.621%, 3/24/36 .... 1,340 17
a,b
8212978.SQ.FTS.B, 5.635%, 3/24/36 .... 4,722 55
a,b
8213812.SQ.FTS.B, 5.66%, 3/24/36 ..... 3,394 1,547
a,b
8214167.SQ.FTS.B, 6.421%, 3/24/36 .... 29,872 489
a,b
8213530.SQ.FTS.B, 6.422%, 3/24/36 .... 5,213 23
a,b
8228053.SQ.FTS.B, 5.113%, 3/28/36 .... 23,240 177
a,b
8228222.SQ.FTS.B, 5.909%, 3/28/36 .... 2,852 24
a,b
8228243.SQ.FTS.B, 6.152%, 3/28/36 .... 8,973 134
a,b
8229745.SQ.FTS.B, 6.15%, 3/29/36 ..... 1,664 15
a,b
8229319.SQ.FTS.B, 6.423%, 3/29/36 .... 2,952 42
a,b
8234388.SQ.FTS.B, 4.782%, 4/01/36 .... 3,745 66
a,b
8236625.SQ.FTS.B, 6.424%, 4/01/36 .... 3,956 36
a,b
8236423.SQ.FTS.B, 6.672%, 4/01/36 .... 1,733 731
a,b
8245816.SQ.FTS.B, 4.941%, 4/03/36 .... 1,224 129
a,b
8247785.SQ.FTS.B, 5.409%, 4/03/36 .... 50,933 780
a,b
8251921.SQ.FTS.B, 5.113%, 4/04/36 .... 10,837 179
a,b
8251246.SQ.FTS.B, 5.618%, 4/04/36 .... 116 53
a,b
8252661.SQ.FTS.B, 6.551%, 4/05/36 .... 3,070 46
a,b
8257493.SQ.FTS.B, 4.955%, 4/07/36 .... 7,987 50
a,b
8257688.SQ.FTS.B, 4.955%, 4/07/36 .... 12,315 113
a,b
8255434.SQ.FTS.B, 6.147%, 4/07/36 .... 1,719 786
a,b
8258319.SQ.FTS.B, 6.548%, 4/07/36 .... 6,592 100
a,b
8259353.SQ.FTS.B, 5.66%, 4/08/36 ..... 6,123 53
a,b
8260447.SQ.FTS.B, 5.66%, 4/08/36 ..... 920 92
a,b
8271359.SQ.FTS.B, 4.779%, 4/10/36 .... 15,227 8,322
a,b
8272637.SQ.FTS.B, 4.953%, 4/10/36 .... 2,099 17
a,b
8272965.SQ.FTS.B, 6.151%, 4/10/36 .... 32,192 4,083
a,b
8269644.SQ.FTS.B, 6.542%, 4/10/36 .... 772 12
a,b
8280241.SQ.FTS.B, 5.664%, 4/14/36 .... 605 69
a,b
8280308.SQ.FTS.B, 6.155%, 4/14/36 .... 7,492 61
a,b
8279403.SQ.FTS.B, 6.331%, 4/14/36 .... 769 12
a,b
8284415.SQ.FTS.B, 5.922%, 4/15/36 .... 680 6
a,b
8282315.SQ.FTS.B, 6.149%, 4/15/36 .... 3,675 55
a,b
8281351.SQ.FTS.B, 6.344%, 4/15/36 .... 485 5
a,b
8285213.SQ.FTS.B, 5.633%, 4/16/36 .... 8,446 101
a,b
8293129.SQ.FTS.B, 5.113%, 4/17/36 .... 686 60
a,b
8292991.SQ.FTS.B, 5.664%, 4/17/36 .... 3,943 64
a,b
8292229.SQ.FTS.B, 6.42%, 4/17/36 ..... 2,095 33
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
8298679.SQ.FTS.B, 5.111%, 4/19/36 .... $ 5,181 $ 90
a,b
8298862.SQ.FTS.B, 6.688%, 4/19/36 .... 900 13
a,b
8302396.SQ.FTS.B, 6.423%, 4/21/36 .... 4,226 75
a,b
8303679.SQ.FTS.B, 6.556%, 4/21/36 .... 753 81
a,b
8307029.SQ.FTS.B, 5.099%, 4/22/36 .... 489 11
a,b
8308309.SQ.FTS.B, 6.326%, 4/23/36 .... 1,253 11
a,b
8310986.SQ.FTS.B, 6.545%, 4/23/36 .... 2,034 37
a,b
8316445.SQ.FTS.B, 4.957%, 4/24/36 .... 10,154 169
a,b
8313533.SQ.FTS.B, 6.136%, 4/24/36 .... 1,816 27
a,b
8317690.SQ.FTS.B, 5.114%, 4/25/36 .... 117 73
a,b
8317674.SQ.FTS.B, 5.406%, 4/25/36 .... 296 159
a,b
8321089.SQ.FTS.B, 6.559%, 4/26/36 .... 378 196
a,b
8322538.SQ.FTS.B, 6.149%, 4/27/36 .... 336 187
a,b
8330680.SQ.FTS.B, 6.534%, 4/29/36 .... 137 47
a,b
8333227.SQ.FTS.B, 4.781%, 4/30/36 .... 3,225 1,989
a,b
8332292.SQ.FTS.B, 5.111%, 4/30/36 .... 4,939 87
a,b
8340102.SQ.FTS.B, 5.398%, 4/30/36 .... 240 124
a,b
8333216.SQ.FTS.B, 5.66%, 4/30/36 ..... 1,870 296
a,b
8332399.SQ.FTS.B, 6.15%, 4/30/36 ..... 20,377 234
a,b
8339541.SQ.FTS.B, 6.315%, 4/30/36 .... 527 230
a,b
8333157.SQ.FTS.B, 6.682%, 4/30/36 .... 1,672 235
a,b
8340759.SQ.FTS.B, 5.915%, 5/01/36 .... 1,001 18
a,b
8340885.SQ.FTS.B, 6.33%, 5/01/36 ..... 1,640 33
a
8341323.SQ.FTS.B, 6.421%, 5/01/36 .... 1,498 930
a,b
8343577.SQ.FTS.B, 6.547%, 5/01/36 .... 10,578 174
a,b
8344811.SQ.FTS.B, 5.404%, 5/02/36 .... 5,262 75
a,b
8344256.SQ.FTS.B, 5.675%, 5/02/36 .... 466 284
a
8345124.SQ.FTS.B, 5.402%, 5/03/36 .... 1,253 195
a,b
8345591.SQ.FTS.B, 6.408%, 5/03/36 .... 2 1
a
8347607.SQ.FTS.B, 4.779%, 5/04/36 .... 5,012 3,184
a
8348817.SQ.FTS.B, 5.116%, 5/04/36 .... 1,717 1,092
a
8347238.SQ.FTS.B, 5.409%, 5/04/36 .... 277 156
a,b
8345940.SQ.FTS.B, 5.913%, 5/04/36 .... 17,445 214
a
8348474.SQ.FTS.B, 6.439%, 5/04/36 .... 98 55
a,b
8351268.SQ.FTS.B, 5.66%, 5/05/36 ..... 7,356 118
a
8352958.SQ.FTS.B, 5.912%, 5/05/36 .... 3,427 2,184
a
8351528.SQ.FTS.B, 6.321%, 5/05/36 .... 777 148
a,b
8354862.SQ.FTS.B, 6.422%, 5/06/36 .... 26,607 485
a
8355919.SQ.FTS.B, 6.422%, 5/06/36 .... 37,949 23,316
a
8362955.SQ.FTS.B, 5.117%, 5/07/36 .... 801 518
a
8364366.SQ.FTS.B, 5.408%, 5/07/36 .... 21,389 10,766
a
8360992.SQ.FTS.B, 5.66%, 5/07/36 ..... 4,338 2,460
a
8360909.SQ.FTS.B, 5.904%, 5/07/36 .... 104 66
a,b
8363762.SQ.FTS.B, 6.151%, 5/07/36 .... 14,214 160
a,b
8361519.SQ.FTS.B, 6.42%, 5/07/36 ..... 4,079 73
a,b
8364244.SQ.FTS.B, 6.42%, 5/07/36 ..... 6,508 105

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
8362533.SQ.FTS.B, 6.422%, 5/07/36 .... $ 27,043 $ 6,038
a,b
8367222.SQ.FTS.B, 6.152%, 5/08/36 .... 1,870 35
a,b
8365780.SQ.FTS.B, 6.154%, 5/08/36 .... 1,207 23
a,b
8369869.SQ.FTS.B, 5.92%, 5/10/36 ..... 2,956 34
a
8370126.SQ.FTS.B, 5.66%, 5/11/36 ..... 128 69
a
8370081.SQ.FTS.B, 6.141%, 5/11/36 .... 837 182
a,b
8375331.SQ.FTS.B, 4.957%, 5/13/36 .... 4,969 2,467
a
8376607.SQ.FTS.B, 6.153%, 5/13/36 .... 533 311
a
8381974.SQ.FTS.B, 5.912%, 5/14/36 .... 1,358 285
a
8381739.SQ.FTS.B, 6.154%, 5/14/36 .... 1,699 1,005
a
8381346.SQ.FTS.B, 6.426%, 5/14/36 .... 187 109
a,b
8382928.SQ.FTS.B, 6.691%, 5/14/36 .... 473 213
a,b
8384744.SQ.FTS.B, 4.965%, 5/15/36 .... 903 9
a,b
8385070.SQ.FTS.B, 6.681%, 5/15/36 .... 349 6
a,b
8389216.SQ.FTS.B, 4.95%, 5/17/36 ..... 2,640 21
a
8389162.SQ.FTS.B, 5.12%, 5/17/36 ..... 58 40
a,b
8388857.SQ.FTS.B, 5.66%, 5/17/36 ..... 19,514 12,547
a
8389413.SQ.FTS.B, 6.419%, 5/17/36 .... 380 79
a,b
8391994.SQ.FTS.B, 6.325%, 5/18/36 .... 1,074 20
a,b
8392006.SQ.FTS.B, 6.415%, 5/18/36 .... 2,186 22
a,b
8394291.SQ.FTS.B, 6.417%, 5/19/36 .... 982 13
a,b
8400919.SQ.FTS.B, 6.425%, 5/20/36 .... 1,970 45
a,b
8400298.SQ.FTS.B, 6.551%, 5/20/36 .... 1,063 12
a
8405836.SQ.FTS.B, 4.779%, 5/21/36 .... 18,369 12,218
a,b
8407488.SQ.FTS.B, 6.327%, 5/21/36 .... 8,012 166
a
8413717.SQ.FTS.B, 4.777%, 5/23/36 .... 2,167 1,201
a
8414502.SQ.FTS.B, 4.782%, 5/24/36 .... 1,195 822
a
8414189.SQ.FTS.B, 5.114%, 5/24/36 .... 2 2
a,b
8417212.SQ.FTS.B, 6.535%, 5/25/36 .... 2,610 20
a,b
8423748.SQ.FTS.B, 6.421%, 5/26/36 .... 27,432 480
a
8421165.SQ.FTS.B, 6.672%, 5/26/36 .... 19,273 5,183
a,b
8432282.SQ.FTS.B, 5.66%, 5/28/36 ..... 575 151
a
8432287.SQ.FTS.B, 5.911%, 5/28/36 .... 5,083 3,098
a
8436420.SQ.FTS.B, 5.113%, 5/29/36 .... 2,192 1,500
a,b
8438415.SQ.FTS.B, 6.545%, 6/01/36 .... 5,963 1,792
a,b
8443128.SQ.FTS.B, 5.113%, 6/02/36 .... 19,371 435
a,b
8442301.SQ.FTS.B, 5.913%, 6/02/36 .... 20,473 356
a
8441924.SQ.FTS.B, 6.435%, 6/02/36 .... 594 351
a
8446230.SQ.FTS.B, 4.78%, 6/03/36 ..... 338 197
a
8444305.SQ.FTS.B, 4.786%, 6/03/36 .... 273 168
a,b
8448116.SQ.FTS.B, 5.416%, 6/03/36 .... 3,110 65
a
8444651.SQ.FTS.B, 5.907%, 6/03/36 .... 737 458
a,b
8449473.SQ.FTS.B, 5.912%, 6/04/36 .... 654 369
a
8451169.SQ.FTS.B, 6.421%, 6/04/36 .... 1,601 671
a
8449446.SQ.FTS.B, 6.511%, 6/04/36 .... 65 38
a
8457754.SQ.FTS.B, 4.962%, 6/05/36 .... 2,233 799
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
8457662.SQ.FTS.B, 5.113%, 6/05/36 .... $ 3,523 $ 83
a,b
8459389.SQ.FTS.B, 5.629%, 6/05/36 .... 1,388 22
a
8461925.SQ.FTS.B, 4.78%, 6/06/36 ..... 1,661 1,186
a,b
8466686.SQ.FTS.B, 6.564%, 6/07/36 .... 1,101 19
a
8472266.SQ.FTS.B, 4.783%, 6/09/36 .... 3,139 2,121
a,b
8468141.SQ.FTS.B, 5.113%, 6/09/36 .... 3,610 82
a
8468391.SQ.FTS.B, 5.114%, 6/09/36 .... 976 605
a
8469972.SQ.FTS.B, 5.418%, 6/09/36 .... 547 371
a,b
8470076.SQ.FTS.B, 6.43%, 6/09/36 ..... 2,871 1,209
a,b
8473553.SQ.FTS.B, 4.95%, 6/10/36 ..... 3,402 68
a
8473230.SQ.FTS.B, 5.668%, 6/10/36 .... 1,136 668
a,b
8474805.SQ.FTS.B, 6.148%, 6/10/36 .... 2,862 70
a
8476356.SQ.FTS.B, 6.417%, 6/10/36 .... 2,630 1,566
a
8473287.SQ.FTS.B, 6.419%, 6/10/36 .... 1,151 674
a,b
8474869.SQ.FTS.B, 6.423%, 6/10/36 .... 7,353 4,153
a
8479375.SQ.FTS.B, 4.78%, 6/11/36 ..... 312 229
a,b
8479076.SQ.FTS.B, 5.912%, 6/11/36 .... 9,942 270
a
8480047.SQ.FTS.B, 6.422%, 6/11/36 .... 1,016 626
a
8490409.SQ.FTS.B, 5.113%, 6/13/36 .... 22,287 14,910
a
8489082.SQ.FTS.B, 5.632%, 6/13/36 .... 161 50
a
8492413.SQ.FTS.B, 6.546%, 6/13/36 .... 2,423 1,524
a,b
8491451.SQ.FTS.B, 6.671%, 6/13/36 .... 3,919 97
a,b
8492838.SQ.FTS.B, 4.778%, 6/14/36 .... 2,867 125
a,b
8492468.SQ.FTS.B, 6.679%, 6/14/36 .... 1,647 27
a,b
8497156.SQ.FTS.B, 4.953%, 6/16/36 .... 3,421 55
a
8495024.SQ.FTS.B, 5.409%, 6/16/36 .... 1,228 859
a
8496191.SQ.FTS.B, 5.632%, 6/16/36 .... 1,327 901
a
8495625.SQ.FTS.B, 5.912%, 6/16/36 .... 6,047 4,074
a,b
8499776.SQ.FTS.B, 4.713%, 6/17/36 .... 1,216 39
a,b
8502513.SQ.FTS.B, 4.779%, 6/17/36 .... 3,832 1,938
a
8499199.SQ.FTS.B, 6.114%, 6/17/36 .... 1,472 451
a
8503664.SQ.FTS.B, 5.625%, 6/18/36 .... 170 101
a,b
8503520.SQ.FTS.B, 6.675%, 6/18/36 .... 648 325
a
8509782.SQ.FTS.B, 4.718%, 6/19/36 .... 3,130 2,151
a
8512975.SQ.FTS.B, 4.936%, 6/19/36 .... 4,795 2,824
a
8510453.SQ.FTS.B, 5.35%, 6/19/36 ..... 676 466
a,b
8511595.SQ.FTS.B, 5.66%, 6/19/36 ..... 1,686 38
a,b
8517116.SQ.FTS.B, 4.778%, 6/20/36 .... 3,113 84
a
8517643.SQ.FTS.B, 4.779%, 6/20/36 .... 6,546 4,828
a,b
8517465.SQ.FTS.B, 5.597%, 6/20/36 .... 20,046 485
a,b
8519610.SQ.FTS.B, 5.031%, 6/21/36 .... 591 308
a,b
8518824.SQ.FTS.B, 5.914%, 6/21/36 .... 4,616 2,279
a
8521233.SQ.FTS.B, 4.952%, 6/23/36 .... 469 235
a
8522951.SQ.FTS.B, 5.348%, 6/23/36 .... 4,480 2,007
a,b
8521799.SQ.FTS.B, 5.618%, 6/23/36 .... 739 32
a
8525872.SQ.FTS.B, 6.144%, 6/24/36 .... 754 517

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
8530878.SQ.FTS.B, 4.719%, 6/25/36 .... $ 3,845 $ 2,863
a
8533163.SQ.FTS.B, 4.72%, 6/26/36 ..... 6,999 3,783
a
8532557.SQ.FTS.B, 5.606%, 6/26/36 .... 746 381
a
8532163.SQ.FTS.B, 5.909%, 6/26/36 .... 1,626 755
a
8536923.SQ.FTS.B, 5.408%, 6/27/36 .... 5,119 3,455
a,b
8535243.SQ.FTS.B, 5.598%, 6/27/36 .... 22,666 656
a
8537208.SQ.FTS.B, 6.103%, 6/27/36 .... 3,940 2,351
a,b
8536360.SQ.FTS.B, 6.446%, 6/27/36 .... 7,315 119
a,b
8540471.SQ.FTS.B, 4.717%, 6/29/36 .... 3,086 2,172
a,b
8540713.SQ.FTS.B, 5.347%, 6/29/36 .... 41,850 604
a,b
8540292.SQ.FTS.B, 6.445%, 6/29/36 .... 1,310 24
a
8545182.SQ.FTS.B, 4.717%, 6/30/36 .... 5,617 4,134
a,b
8547300.SQ.FTS.B, 4.717%, 6/30/36 .... 5,079 261
a
8546179.SQ.FTS.B, 4.769%, 6/30/36 .... 448 262
a
8546141.SQ.FTS.B, 5.031%, 6/30/36 .... 2,028 1,078
a
8542002.SQ.FTS.B, 6.091%, 6/30/36 .... 216 84
a
8542402.SQ.FTS.B, 6.47%, 6/30/36 ..... 318 221
a
8550885.SQ.FTS.B, 4.717%, 7/01/36 .... 3,194 1,977
a
8550545.SQ.FTS.B, 5.601%, 7/01/36 .... 1,687 1,100
a
8550441.SQ.FTS.B, 6.095%, 7/01/36 .... 2,416 1,201
a,b
8551699.SQ.FTS.B, 4.717%, 7/02/36 .... 6,213 226
a
8552282.SQ.FTS.B, 5.031%, 7/02/36 .... 874 622
a,b
8551383.SQ.FTS.B, 5.637%, 7/02/36 .... 394 10
a
8553935.SQ.FTS.B, 6.424%, 7/02/36 .... 1,418 650
a,b
8553825.SQ.FTS.B, 6.447%, 7/02/36 .... 6,467 123
a
8558540.SQ.FTS.B, 4.716%, 7/03/36 .... 1,280 904
a
8555629.SQ.FTS.B, 5.031%, 7/03/36 .... 4,200 2,553
a,b
8555106.SQ.FTS.B, 5.597%, 7/03/36 .... 37,629 788
a,b
8556574.SQ.FTS.B, 5.911%, 7/03/36 .... 1,104 32
a,b
8555525.SQ.FTS.B, 5.915%, 7/03/36 .... 7,992 326
a
8557033.SQ.FTS.B, 6.448%, 7/03/36 .... 1,156 723
a
8559173.SQ.FTS.B, 4.717%, 7/04/36 .... 1,067 754
a,b
8559144.SQ.FTS.B, 4.935%, 7/04/36 .... 1,140 33
a
8559060.SQ.FTS.B, 5.036%, 7/04/36 .... 2,706 1,352
a,b
8572345.SQ.FTS.B, 4.924%, 7/06/36 .... 2,282 43
a,b
8561850.SQ.FTS.B, 4.939%, 7/06/36 .... 3,978 51
a,b
8591863.SQ.FTS.B, 4.941%, 7/06/36 .... 1,572 39
a,b
8564616.SQ.FTS.B, 5.596%, 7/06/36 .... 5,203 146
a
8562871.SQ.FTS.B, 5.913%, 7/06/36 .... 1,763 901
a
8595911.SQ.FTS.B, 5.347%, 7/07/36 .... 12,657 7,883
a
8596541.SQ.FTS.B, 5.367%, 7/07/36 .... 276 179
a
8595818.SQ.FTS.B, 5.593%, 7/07/36 .... 1,551 801
a,b
8593033.SQ.FTS.B, 5.597%, 7/07/36 .... 2,348 56
a,b
8594664.SQ.FTS.B, 5.603%, 7/07/36 .... 2,698 67
a,b
8599234.SQ.FTS.B, 4.717%, 7/08/36 .... 42,728 1,683
a
8599843.SQ.FTS.B, 4.718%, 7/08/36 .... 13,872 8,568
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
8599492.SQ.FTS.B, 4.946%, 7/08/36 .... $ 287 $ 137
a
8602305.SQ.FTS.B, 5.348%, 7/09/36 .... 3,163 2,046
a,b
8604749.SQ.FTS.B, 6.438%, 7/09/36 .... 2,042 27
a,b
8606964.SQ.FTS.B, 4.717%, 7/10/36 .... 4,581 166
a,b
8607126.SQ.FTS.B, 6.45%, 7/10/36 ..... 6,684 150
a
8609793.SQ.FTS.B, 6.101%, 7/11/36 .... 816 442
a,b
8609977.SQ.FTS.B, 6.289%, 7/11/36 .... 5,916 78
a,b
8610580.SQ.FTS.B, 5.346%, 7/12/36 .... 18,515 11,766
a
8610332.SQ.FTS.B, 5.602%, 7/12/36 .... 903 691
a,b
8613886.SQ.FTS.B, 6.101%, 7/13/36 .... 16,067 727
a
8612475.SQ.FTS.B, 6.297%, 7/13/36 .... 20 14
a,b
8616468.SQ.FTS.B, 5.912%, 7/14/36 .... 9,831 388
a,b
8616687.SQ.FTS.B, 6.448%, 7/14/36 .... 8,013 229
a,b
8616385.SQ.FTS.B, 6.453%, 7/14/36 .... 2,849 73
a
8618231.SQ.FTS.B, 5.031%, 7/15/36 .... 3,524 2,473
a
8620862.SQ.FTS.B, 6.445%, 7/15/36 .... 4,166 1,865
a
8627926.SQ.FTS.B, 4.946%, 7/16/36 .... 1,113 516
a,b
8627043.SQ.FTS.B, 5.635%, 7/16/36 .... 2,130 54
a,b
8627581.SQ.FTS.B, 6.102%, 7/16/36 .... 13,107 233
a,b
8630523.SQ.FTS.B, 5.346%, 7/17/36 .... 9,588 362
a
8629935.SQ.FTS.B, 5.348%, 7/17/36 .... 1,058 745
a,b
8631766.SQ.FTS.B, 5.912%, 7/17/36 .... 27,494 15,169
a
8631952.SQ.FTS.B, 4.719%, 7/18/36 .... 2,358 1,661
a,b
8632155.SQ.FTS.B, 5.599%, 7/18/36 .... 8,785 225
a
8632737.SQ.FTS.B, 4.714%, 7/19/36 .... 1,226 750
a,b
8632673.SQ.FTS.B, 5.348%, 7/19/36 .... 3,821 2,585
a
8633357.SQ.FTS.B, 4.717%, 7/20/36 .... 2,133 1,332
a
8633800.SQ.FTS.B, 4.734%, 7/20/36 .... 144 124
a
8633867.SQ.FTS.B, 4.741%, 7/20/36 .... 176 145
a
8635886.SQ.FTS.B, 4.717%, 7/21/36 .... 3,579 2,381
a
8634810.SQ.FTS.B, 6.272%, 7/21/36 .... 35 20
a,b
8640538.SQ.FTS.B, 4.942%, 7/22/36 .... 1,019 19
a,b
8639103.SQ.FTS.B, 4.953%, 7/22/36 .... 217 6
a,b
8638821.SQ.FTS.B, 5.343%, 7/22/36 .... 2,519 101
a
8639353.SQ.FTS.B, 6.101%, 7/22/36 .... 8,977 6,125
a
8640554.SQ.FTS.B, 6.101%, 7/22/36 .... 1,498 1,123
a
8646157.SQ.FTS.B, 4.715%, 7/23/36 .... 1,043 704
a
8646097.SQ.FTS.B, 5.6%, 7/23/36 ...... 3,081 1,576
a
8645706.SQ.FTS.B, 6.453%, 7/23/36 .... 714 279
a
8650179.SQ.FTS.B, 4.715%, 7/24/36 .... 1,942 1,475
a
8649701.SQ.FTS.B, 4.719%, 7/24/36 .... 3,005 2,304
a
8647688.SQ.FTS.B, 4.939%, 7/24/36 .... 338 7
a
8649808.SQ.FTS.B, 5.031%, 7/24/36 .... 2,225 1,699
a
8649863.SQ.FTS.B, 5.041%, 7/24/36 .... 987 607
a
8648035.SQ.FTS.B, 5.61%, 7/24/36 ..... 950 623
a,b
8649905.SQ.FTS.B, 6.292%, 7/24/36 .... 4,379 73

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8651338.SQ.FTS.B, 5.031%, 7/25/36 .... $ 2,721 $ 1,659
a,b
8651551.SQ.FTS.B, 6.278%, 7/25/36 .... 311 6
a,b
8652048.SQ.FTS.B, 6.095%, 7/26/36 .... 4,708 89
a,b
8651944.SQ.FTS.B, 6.45%, 7/26/36 ..... 4,157 79
a
8661652.SQ.FTS.B, 5.348%, 7/28/36 .... 1,284 1,011
a,b
8661317.SQ.FTS.B, 5.35%, 7/28/36 ..... 4,850 120
a
8667081.SQ.FTS.B, 4.716%, 7/29/36 .... 5,203 3,841
a
8666292.SQ.FTS.B, 4.717%, 7/29/36 .... 676 626
a
8665342.SQ.FTS.B, 5.031%, 7/29/36 .... 12,700 7,696
a
8666939.SQ.FTS.B, 5.346%, 7/29/36 .... 3,188 1,948
a
8662262.SQ.FTS.B, 5.912%, 7/29/36 .... 3,547 2,364
a
8662533.SQ.FTS.B, 6.101%, 7/29/36 .... 11,357 6,489
a,b
8662222.SQ.FTS.B, 6.114%, 7/29/36 .... 180 114
a
8662960.SQ.FTS.B, 6.452%, 7/29/36 .... 156 102
a
8662511.SQ.FTS.B, 6.461%, 7/29/36 .... 241 173
43,333,714
Freedom Financial Asset Management LLC
APP-10105795.FP.FTS.B, 23.49%, 8/17/26 1,349 1,372
APP-10557980.FP.FTS.B, 19.99%, 9/05/26 824 828
APP-10622378.FP.FTS.B, 13.24%, 9/15/26 2,954 2,962
APP-12886960.FP.FTS.B, 22.49%, 9/15/26 207 208
APP-10561482.FP.FTS.B, 16.99%, 9/30/26 1,702 1,719
APP-10571945.FP.FTS.B, 11.24%,
10/15/26 .......................... 4,322 4,341
APP-10412146.FP.FTS.B, 20.49%,
10/21/26 .......................... 1,945 1,974
APP-10482503.FP.FTS.B, 17.99%,
10/28/26 .......................... 823 827
APP-10561574.FP.FTS.B, 14.74%,
11/02/26 .......................... 2,792 2,804
APP-10453183.FP.FTS.B, 17.49%,
11/07/26 .......................... 4,318 4,346
APP-10623552.FP.FTS.B, 18.99%,
11/09/26 .......................... 2,875 2,918
APP-10756900.FP.FTS.B, 16.99%,
11/22/26 .......................... 2,138 2,180
APP-10760354.FP.FTS.B, 11.99%, 11/23/26 1,865 1,876
APP-10590862.FP.FTS.B, 11.99%,
12/05/26 .......................... 2,218 2,228
APP-11035966.FP.FTS.B, 21.99%,
12/13/26 .......................... 1,212 1,239
APP-10916888.FP.FTS.B, 11.99%,
12/14/26 .......................... 1,831 1,842
APP-11743320.FP.FTS.B, 13.24%,
12/17/26 .......................... 2,702 2,724
APP-11737338.FP.FTS.B, 13.24%,
12/22/26 .......................... 5,387 5,444
APP-11755185.FP.FTS.B, 10.99%,
12/23/26 .......................... 3,373 3,396
APP-11820229.FP.FTS.B, 17.49%,
12/30/26 .......................... 440 439
APP-11753872.FP.FTS.B, 13.24%, 1/25/27 3,072 3,100
APP-12234684.FP.FTS.B, 16.74%, 1/26/27 8,122 8,228
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-12242133.FP.FTS.B, 22.99%, 1/31/27 $ 3,236 $ 3,374
APP-11750215.FP.FTS.B, 18.24%, 2/05/27 6,399 6,530
APP-11813343.FP.FTS.B, 11.74%, 2/13/27 7,810 7,871
APP-11804818.FP.FTS.B, 14.99%, 2/13/27 3,384 3,452
APP-11790590.FP.FTS.B, 17.74%, 2/13/27 5,295 5,429
APP-12801776.FP.FTS.B, 18.49%, 2/15/27 4,514 4,613
APP-12796607.FP.FTS.B, 17.74%, 2/16/27 6,954 7,196
APP-11799619.FP.FTS.B, 17.99%, 2/21/27 4,208 4,354
APP-12677509.FP.FTS.B, 8.49%, 2/22/27 . 4,947 4,990
APP-12792566.FP.FTS.B, 16.49%, 2/25/27 2,521 2,551
APP-12883181.FP.FTS.B, 8.99%, 2/28/27 . 5,823 5,884
APP-12846368.FP.FTS.B, 19.99%, 3/01/27 4,636 4,763
APP-12932776.FP.FTS.B, 16.49%, 3/02/27 2,497 2,520
APP-12234254.FP.FTS.B, 11.24%, 3/10/27 2,705 2,727
APP-12232207.FP.FTS.B, 18.99%, 3/11/27 3,659 3,749
APP-13060467.FP.FTS.B, 11.74%, 3/15/27 9,474 9,557
APP-13155858.FP.FTS.B, 10.99%, 3/16/27 4,097 4,132
APP-13323349.FP.FTS.B, 16.49%, 3/25/27 2,899 2,940
APP-13430153.FP.FTS.B, 20.49%, 3/25/27 4,157 4,317
APP-13207096.FP.FTS.B, 19.49%, 3/26/27 3,845 4,006
APP-12799003.FP.FTS.B, 10.99%, 3/28/27 3,330 3,361
APP-12758093.FP.FTS.B, 8.99%, 3/29/27 . 3,214 3,244
APP-12767372.FP.FTS.B, 10.99%, 3/29/27 3,416 3,447
APP-12784176.FP.FTS.B, 11.24%, 3/29/27 6,724 6,804
APP-12795625.FP.FTS.B, 13.49%, 3/29/27 3,467 3,504
APP-13251661.FP.FTS.B, 20.24%, 3/29/27 6,630 6,820
APP-12795571.FP.FTS.B, 22.49%, 3/29/27 9,078 3,747
APP-12577391.FP.FTS.B, 11.74%, 3/30/27 9,505 9,602
APP-13421220.FP.FTS.B, 14.49%, 3/30/27 4,737 4,789
APP-13630932.FP.FTS.B, 11.84%, 4/01/27 3,233 3,261
APP-12674748.FP.FTS.B, 13.99%, 4/02/27 10,002 10,085
APP-12867499.FP.FTS.B, 13.74%, 4/03/27 1,977 1,992
APP-12890485.FP.FTS.B, 18.99%, 4/03/27 3,199 3,264
APP-12811031.FP.FTS.B, 20.99%, 4/05/27 236 234
APP-11924087.FP.FTS.B, 13.49%, 4/07/27 3,562 3,595
APP-12804826.FP.FTS.B, 19.99%, 4/08/27 1,737 1,778
APP-12758120.FP.FTS.B, 10.99%, 4/10/27 4,939 4,978
b
APP-12413477.FP.FTS.B, 15.49%, 4/10/27 3,542 399
APP-12637418.FP.FTS.B, 16.49%, 4/10/27 5,701 5,776
APP-12796424.FP.FTS.B, 17.99%, 4/10/27 3,369 3,475
APP-12723310.FP.FTS.B, 22.99%, 4/10/27 3,994 4,139
APP-12119588.FP.FTS.B, 13.74%, 4/11/27 2,405 2,426
APP-11806403.FP.FTS.B, 19.99%, 4/11/27 5,437 5,627
APP-12794611.FP.FTS.B, 16.49%, 4/12/27 5,960 6,048
APP-12119732.FP.FTS.B, 22.49%, 4/13/27 2,610 2,712
APP-12933712.FP.FTS.B, 16.99%, 4/14/27 3,752 3,846
APP-12847750.FP.FTS.B, 10.49%, 4/15/27 5,537 5,588
APP-12886061.FP.FTS.B, 10.99%, 4/15/27 4,835 4,879
APP-12889697.FP.FTS.B, 14.49%, 4/15/27 4,854 4,920
APP-13008146.FP.FTS.B, 19.99%, 4/15/27 2,960 3,038
APP-12831439.FP.FTS.B, 10.99%, 4/16/27 6,804 6,868
APP-12845270.FP.FTS.B, 17.74%, 4/16/27 9,864 3,930
APP-12883157.FP.FTS.B, 13.74%, 4/17/27 2,278 2,301
b
APP-12800972.FP.FTS.B, 17.49%, 4/17/27 7,566 841
APP-12931503.FP.FTS.B, 13.24%, 4/18/27 5,024 5,080
APP-13141094.FP.FTS.B, 10.99%, 4/20/27 7,565 7,634

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-13009743.FP.FTS.B, 10.99%, 4/22/27 $ 4,061 $ 4,102
APP-12674727.FP.FTS.B, 13.24%, 4/22/27 6,743 6,824
APP-11609592.FP.FTS.B, 14.74%, 4/24/27 8,667 7,026
APP-13057143.FP.FTS.B, 10.99%, 4/26/27 6,866 6,937
APP-13061655.FP.FTS.B, 13.24%, 4/26/27 7,121 7,210
APP-13106287.FP.FTS.B, 11.74%, 4/28/27 9,218 9,329
APP-12798277.FP.FTS.B, 13.24%, 4/29/27 517 518
APP-13009028.FP.FTS.B, 10.99%, 4/30/27 5,028 5,087
APP-13134349.FP.FTS.B, 21.24%, 4/30/27 5,870 6,060
APP-13430284.FP.FTS.B, 19.99%, 5/01/27 2,952 3,032
APP-13430327.FP.FTS.B, 19.99%, 5/01/27 2,452 2,503
APP-13441350.FP.FTS.B, 19.99%, 5/01/27 2,445 2,496
APP-13410577.FP.FTS.B, 22.99%, 5/01/27 3,757 3,869
APP-12932857.FP.FTS.B, 18.99%, 5/10/27 2,442 2,499
APP-12775739.FP.FTS.B, 25.49%, 5/10/27 2,634 2,728
APP-13416172.FP.FTS.B, 8.99%, 5/13/27 . 4,930 4,976
APP-13438034.FP.FTS.B, 17.99%, 5/13/27 1,871 1,198
APP-13436550.FP.FTS.B, 16.99%, 5/14/27 3,768 3,821
APP-13430567.FP.FTS.B, 17.49%, 5/14/27 3,781 3,868
APP-13431427.FP.FTS.B, 21.99%, 5/14/27 2,258 2,329
APP-13318759.FP.FTS.B, 22.49%, 5/14/27 2,063 2,134
APP-13396243.FP.FTS.B, 11.24%, 5/15/27 4,020 1,453
APP-13440554.FP.FTS.B, 11.24%, 5/15/27 2,677 2,703
APP-13435327.FP.FTS.B, 13.24%, 5/15/27 6,237 6,319
APP-13663645.FP.FTS.B, 13.59%, 5/15/27 6,252 5,159
APP-13644113.FP.FTS.B, 14.34%, 5/15/27 2,735 2,740
APP-13444523.FP.FTS.B, 16.99%, 5/15/27 6,360 6,526
APP-14531705.FP.FTS.B, 22.99%, 5/15/27 2,981 1,109
APP-13680651.FP.FTS.B, 20.49%, 5/21/27 3,263 3,390
APP-13629014.FP.FTS.B, 14.74%, 5/24/27 7,169 7,282
APP-13637168.FP.FTS.B, 15.24%, 5/25/27 10,393 10,561
APP-13051907.FP.FTS.B, 25.49%, 5/26/27 2,738 2,862
APP-13598334.FP.FTS.B, 11.34%, 5/27/27 5,400 5,462
APP-13637703.FP.FTS.B, 14.09%, 5/30/27 6,146 6,222
APP-12770485.FP.FTS.B, 20.49%, 5/30/27 970 972
APP-12884053.FP.FTS.B, 10.99%, 6/15/27 5,808 5,869
APP-13443719.FP.FTS.B, 22.49%, 6/15/27 2,860 2,973
APP-14236905.FP.FTS.B, 17.49%, 6/21/27 7,032 7,265
APP-14196561.FP.FTS.B, 13.59%, 6/23/27 9,031 9,148
APP-12548143.FP.FTS.B, 19.99%, 6/23/27 8,856 9,187
APP-14178654.FP.FTS.B, 9.34%, 6/24/27 . 4,835 4,886
APP-14267906.FP.FTS.B, 11.59%, 6/24/27 3,740 3,783
APP-14510576.FP.FTS.B, 22.74%, 6/24/27 3,338 3,477
APP-14427403.FP.FTS.B, 24.74%, 6/24/27 5,229 5,486
APP-09045394.FP.FTS.B, 13.74%, 6/25/27 2,873 2,909
APP-14578061.FP.FTS.B, 11.74%, 6/26/27 9,258 9,359
APP-14268521.FP.FTS.B, 10.09%, 6/27/27 11,376 11,507
APP-14377174.FP.FTS.B, 12.24%, 6/29/27 4,991 5,065
APP-14423027.FP.FTS.B, 13.99%, 6/30/27 8,418 8,544
APP-13319688.FP.FTS.B, 14.49%, 6/30/27 7,725 7,853
APP-13649694.FP.FTS.B, 19.49%, 6/30/27 4,812 4,982
APP-14431213.FP.FTS.B, 18.49%, 7/01/27 5,469 5,593
APP-14177847.FP.FTS.B, 18.74%, 7/08/27 13,341 13,674
APP-13394495.FP.FTS.B, 11.49%, 7/13/27 3,506 3,214
APP-14421841.FP.FTS.B, 20.99%, 7/15/27 3,685 3,795
APP-13061423.FP.FTS.B, 13.24%, 7/17/27 6,156 6,234
APP-13678923.FP.FTS.B, 11.34%, 7/20/27 8,409 8,508
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-14420972.FP.FTS.B, 14.24%, 7/26/27 $ 2,556 $ 2,578
APP-14541253.FP.FTS.B, 13.99%, 7/31/27 13,101 7,735
APP-14545674.FP.FTS.B, 26.99%, 8/03/27 3,407 3,534
APP-14550089.FP.FTS.B, 18.49%, 8/06/27 6,504 6,697
APP-14548548.FP.FTS.B, 22.99%, 8/14/27 3,111 3,208
APP-14531089.FP.FTS.B, 10.99%, 8/22/27 1,543 1,551
APP-14385385.FP.FTS.B, 19.24%, 8/28/27 9,996 10,345
APP-11810505.FP.FTS.B, 21.24%, 8/30/27 10,556 11,139
APP-13423039.FP.FTS.B, 14.24%, 9/14/27 13,751 13,994
APP-14568007.FP.FTS.B, 20.49%, 9/15/27 7,609 7,884
APP-13484600.FP.FTS.B, 20.49%, 9/18/27 2,612 2,656
APP-14569337.FP.FTS.B, 24.74%,
10/07/27 .......................... 6,016 6,260
APP-13659468.FP.FTS.B, 26.49%,
10/12/27 .......................... 4,674 4,891
APP-13157103.FP.FTS.B, 9.24%, 11/17/27 1,560 1,568
APP-13253640.FP.FTS.B, 11.24%,
12/20/27 .......................... 1,846 1,855
APP-13132268.FP.FTS.B, 16.74%, 2/01/28 15,365 15,895
APP-12794031.FP.FTS.B, 18.99%, 5/28/28 4,950 5,123
APP-12231617.FP.FTS.B, 16.99%, 6/26/36 302 304
b
APP-10617769.FP.FTS.B, 17.49%, 6/30/36 433 241
708,057
LendingClub Corp. - LCX PM
185117236.LC.FTS.B, 20.99%, 1/26/27 ... 4,242 4,320
185597588.LC.FTS.B, 16.24%, 1/28/27 ... 4,121 –
185488281.LC.FTS.B, 28.99%, 1/29/27 ... 1,527 1,578
185547681.LC.FTS.B, 19.99%, 1/31/27 ... 1,924 1,945
184982732.LC.FTS.B, 16.99%, 2/01/27 ... 2,800 2,820
185835140.LC.FTS.B, 21.99%, 2/14/27 ... 4,144 4,244
185699989.LC.FTS.B, 23.99%, 2/14/27 ... 2,152 2,205
186007586.LC.FTS.B, 23.49%, 2/15/27 ... 2,805 2,877
186027871.LC.FTS.B, 18.99%, 2/20/27 ... 4,705 4,756
186624355.LC.FTS.B, 21.49%, 3/15/27 ... 2,523 2,560
187028667.LC.FTS.B, 20.99%, 3/17/27 ... 732 731
187192813.LC.FTS.B, 20.49%, 3/18/27 ... 2,494 2,048
187318217.LC.FTS.B, 20.49%, 3/18/27 ... 6,203 6,320
187350401.LC.FTS.B, 15.19%, 3/21/27 ... 3,031 3,060
187611207.LC.FTS.B, 18.99%, 3/28/27 ... 4,791 4,830
b
187644231.LC.FTS.B, 19.99%, 3/28/27 ... 5,532 –
187621983.LC.FTS.B, 20.99%, 3/28/27 ... 2,904 2,966
187670705.LC.FTS.B, 17.44%, 3/29/27 ... 8,407 8,425
187264368.LC.FTS.B, 20.99%, 3/29/27 ... 2,542 2,590
187751574.LC.FTS.B, 20.44%, 3/30/27 ... 7,899 8,057
187614352.LC.FTS.B, 20.99%, 3/30/27 ... 6,150 6,280
187235906.LC.FTS.B, 13.19%, 3/31/27 ... 6,570 6,628
187804301.LC.FTS.B, 19.67%, 3/31/27 ... 8,382 8,572
187825531.LC.FTS.B, 19.99%, 4/01/27 ... 2,197 2,225
187860298.LC.FTS.B, 23.99%, 4/01/27 ... 1,628 662
187787243.LC.FTS.B, 21.99%, 4/04/27 ... 4,003 4,104
b
187765035.LC.FTS.B, 23.99%, 4/04/27 ... 7,834 893
188031790.LC.FTS.B, 20.49%, 4/06/27 ... 4,883 4,963
188023733.LC.FTS.B, 20.99%, 4/06/27 ... 2,207 899
187683423.LC.FTS.B, 20.99%, 4/09/27 ... 8,749 –
187298854.LC.FTS.B, 23.49%, 4/15/27 ... 10,656 8,792

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
187906511.LC.FTS.B, 22.99%, 4/20/27 ... $ 3,611 $ –
187995587.LC.FTS.B, 6%, 5/15/27 ...... 4,003 4,088
187345456.LC.FTS.B, 25.99%, 7/18/27 ... 8,274 8,600
187835579.LC.FTS.B, 22.49%, 7/30/27 ... 1,711 1,752
187430105.LC.FTS.B, 25.99%, 8/25/27 ... 4,456 883
187316257.LC.FTS.B, 22.49%, 10/21/27 .. 7,493 7,738
187054481.LC.FTS.B, 22.49%, 11/20/27 .. 12,897 1,219
187754766.LC.FTS.B, 21.99%, 12/30/27 .. 9,948 10,175
185367638.LC.FTS.B, 5%, 1/24/28 ...... 7,936 8,112
185689957.LC.FTS.B, 5%, 2/01/28 ...... 3,478 3,572
185500402.LC.FTS.B, 5%, 3/12/28 ...... 13,426 10,711
187403735.LC.FTS.B, 5%, 4/10/28 ...... 4,591 4,721
187202054.LC.FTS.B, 5%, 5/21/28 ...... 7,761 7,929
179,850
Prosper Funding LLC
1605548.PS.FTS.B, 12.3%, 8/16/26 ..... 449 450
b
1606481.PS.FTS.B, 15%, 8/17/26 ....... 1,960 –
1618512.PS.FTS.B, 18.5%, 8/20/26 ..... 457 461
1627885.PS.FTS.B, 15.29%, 9/21/26 .... 1,330 1,346
1655355.PS.FTS.B, 12%, 10/27/26 ...... 3,786 3,798
1648957.PS.FTS.B, 14.29%, 10/27/26 ... 1,133 1,149
1645616.PS.FTS.B, 16.63%, 10/27/26 ... 977 989
1656189.PS.FTS.B, 13.7%, 10/28/26 .... 1,382 1,403
1647056.PS.FTS.B, 13.7%, 10/29/26 .... 616 631
1647023.PS.FTS.B, 16.33%, 10/29/26 ... 2,968 3,050
1647155.PS.FTS.B, 18.48%, 10/29/26 ... 2,361 2,410
1656201.PS.FTS.B, 14.68%, 11/01/26 .... 401 402
1650974.PS.FTS.B, 11.1%, 11/05/26 ..... 1,643 1,641
1660968.PS.FTS.B, 11.89%, 11/05/26 .... 1,203 1,202
1648693.PS.FTS.B, 12.7%, 11/05/26 .... 1,892 1,899
1650971.PS.FTS.B, 12.87%, 11/05/26 .... 2,799 2,798
1651085.PS.FTS.B, 25.6%, 11/05/26 .... 625 633
1658134.PS.FTS.B, 13.6%, 11/08/26 .... 416 419
1652735.PS.FTS.B, 10.8%, 11/16/26 .... 745 745
1657104.PS.FTS.B, 10.4%, 11/30/26 .... 3,229 3,243
1685577.PS.FTS.B, 28.23%, 12/14/26 ... 2,603 2,656
1685967.PS.FTS.B, 11.5%, 12/15/26 .... 1,789 1,790
1686345.PS.FTS.B, 23%, 12/15/26 ...... 1,778 1,823
1673528.PS.FTS.B, 19%, 12/16/26 ...... 3,691 3,744
1687770.PS.FTS.B, 14.29%, 12/17/26 ... 2,025 2,052
1687689.PS.FTS.B, 16%, 12/17/26 ...... 2,233 2,266
1674248.PS.FTS.B, 16.5%, 12/17/26 .... 2,991 3,032
1688382.PS.FTS.B, 10.29%, 12/20/26 ... 1,906 1,911
1657068.PS.FTS.B, 21.9%, 12/21/26 .... 3,217 2,957
1687871.PS.FTS.B, 12.7%, 1/12/27 ..... 4,651 4,707
1688213.PS.FTS.B, 15.03%, 1/12/27 .... 1,456 1,490
1688252.PS.FTS.B, 16.33%, 1/12/27 .... 518 525
1701030.PS.FTS.B, 18.25%, 1/12/27 .... 4,086 4,150
1687862.PS.FTS.B, 21.09%, 1/12/27 .... 1,456 1,513
b
1694182.PS.FTS.B, 21.18%, 1/12/27 .... 901 124
1688234.PS.FTS.B, 25.6%, 1/12/27 ..... 761 779
1701831.PS.FTS.B, 12.3%, 1/13/27 ..... 1,504 1,506
1688576.PS.FTS.B, 18.48%, 1/13/27 .... 1,854 1,886
1689002.PS.FTS.B, 19.23%, 1/13/27 .... 1,047 1,063
1695235.PS.FTS.B, 12.24%, 1/14/27 .... 1,802 1,829
1703238.PS.FTS.B, 22.9%, 1/18/27 ..... 639 656
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1692950.PS.FTS.B, 9.81%, 1/20/27 ..... $ 2,435 $ 2,443
1701330.PS.FTS.B, 16.1%, 1/22/27 ..... 1,635 1,658
1679959.PS.FTS.B, 12.32%, 1/23/27 .... 1,398 1,216
1698271.PS.FTS.B, 11.5%, 1/26/27 ..... 2,032 2,036
1701660.PS.FTS.B, 11.2%, 1/27/27 ..... 1,766 1,768
1701273.PS.FTS.B, 14.68%, 2/12/27 .... 3,668 3,670
1707812.PS.FTS.B, 11.2%, 2/15/27 ..... 752 754
1714540.PS.FTS.B, 11.2%, 2/15/27 ..... 3,009 3,016
1708139.PS.FTS.B, 15.2%, 2/15/27 ..... 1,214 1,213
1709063.PS.FTS.B, 16.7%, 2/15/27 ..... 2,684 765
1733471.PS.FTS.B, 10.44%, 3/22/27 .... 4,177 4,188
1740124.PS.FTS.B, 11.61%, 3/22/27 .... 3,457 3,467
1732970.PS.FTS.B, 11.79%, 3/22/27 .... 1,958 1,963
1732922.PS.FTS.B, 12.9%, 3/22/27 ..... 6,424 6,440
1739653.PS.FTS.B, 18.48%, 3/22/27 .... 4,313 4,399
1709645.PS.FTS.B, 9.27%, 3/23/27 ..... 6,574 6,586
1734128.PS.FTS.B, 10.08%, 3/23/27 .... 1,984 1,746
1743894.PS.FTS.B, 10.29%, 3/23/27 .... 7,407 7,428
1734281.PS.FTS.B, 11.4%, 3/23/27 ..... 1,986 1,992
1740508.PS.FTS.B, 11.6%, 3/23/27 ..... 1,257 1,260
1733702.PS.FTS.B, 11.89%, 3/23/27 .... 845 847
1733807.PS.FTS.B, 12.32%, 3/23/27 .... 3,015 2,606
1734278.PS.FTS.B, 15.2%, 3/23/27 ..... 2,032 2,062
b
1740997.PS.FTS.B, 16.8%, 3/23/27 ..... 8,694 292
1743573.PS.FTS.B, 18.78%, 3/23/27 .... 2,060 2,102
1741000.PS.FTS.B, 25.67%, 3/23/27 .... 3,423 3,540
1744257.PS.FTS.B, 14%, 3/24/27 ....... 730 740
1733513.PS.FTS.B, 11.7%, 3/26/27 ..... 1,278 1,279
1742146.PS.FTS.B, 10.7%, 3/31/27 ..... 1,867 1,873
1740187.PS.FTS.B, 15.1%, 4/01/27 ..... 1,143 1,159
1741336.PS.FTS.B, 25.9%, 4/01/27 ..... 2,184 2,279
1749460.PS.FTS.B, 11.7%, 4/05/27 ..... 1,470 1,468
1740496.PS.FTS.B, 14.19%, 4/05/27 .... 1,863 1,871
1742810.PS.FTS.B, 16.7%, 4/05/27 ..... 919 926
1743137.PS.FTS.B, 10.5%, 4/06/27 ..... 4,107 4,103
1743125.PS.FTS.B, 14.7%, 4/06/27 ..... 4,437 4,472
1752906.PS.FTS.B, 16.33%, 4/06/27 .... 3,197 3,222
1750876.PS.FTS.B, 10.29%, 4/07/27 .... 7,160 7,154
1744037.PS.FTS.B, 10.5%, 4/07/27 ..... 3,097 3,094
b
1750606.PS.FTS.B, 12%, 4/07/27 ....... 2,968 –
1744541.PS.FTS.B, 12.2%, 4/07/27 ..... 7,419 7,412
1753842.PS.FTS.B, 12.2%, 4/07/27 ..... 2,120 2,117
1744553.PS.FTS.B, 14.53%, 4/07/27 .... 2,164 2,163
b
1753656.PS.FTS.B, 14.6%, 4/07/27 ..... 7,589 342
1751047.PS.FTS.B, 19.3%, 4/07/27 ..... 5,811 5,893
b
1750600.PS.FTS.B, 23%, 4/07/27 ....... 4,803 –
1755057.PS.FTS.B, 11.2%, 4/08/27 ..... 14,747 3,362
1755237.PS.FTS.B, 16.02%, 4/08/27 .... 2,612 2,647
1744907.PS.FTS.B, 17.59%, 4/08/27 .... 631 641
1746119.PS.FTS.B, 18.13%, 4/11/27 ..... 2,475 2,498
1752915.PS.FTS.B, 12.5%, 4/12/27 ..... 5,391 5,385
1749839.PS.FTS.B, 25.6%, 4/14/27 ..... 4,001 4,126
1733504.PS.FTS.B, 11.6%, 4/15/27 ..... 2,834 2,841
1757922.PS.FTS.B, 14.67%, 4/16/27 .... 2,221 2,243
1734263.PS.FTS.B, 16.33%, 4/16/27 .... 4,780 4,850
1749754.PS.FTS.B, 25.9%, 4/17/27 ..... 5,135 1,312

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1742819.PS.FTS.B, 11.7%, 4/19/27 ..... $ 2,714 $ 2,711
1744568.PS.FTS.B, 12%, 4/20/27 ....... 2,582 2,580
b
1734077.PS.FTS.B, 14%, 4/22/27 ....... 3,044 70
1744227.PS.FTS.B, 16%, 4/22/27 ....... 5,755 5,068
1734284.PS.FTS.B, 16.9%, 4/22/27 ..... 473 483
1755429.PS.FTS.B, 10.5%, 4/28/27 ..... 2,270 2,270
1752903.PS.FTS.B, 21.18%, 4/30/27 .... 6,956 7,047
1750621.PS.FTS.B, 17.37%, 5/01/27 .... 2,669 2,709
1760306.PS.FTS.B, 22.5%, 5/20/27 ..... 2,033 2,116
1651412.PS.FTS.B, 13.6%, 9/10/27 ..... 5,899 3,372
1751044.PS.FTS.B, 14.7%, 10/15/27 .... 7,733 7,758
1744730.PS.FTS.B, 16.02%, 11/06/27 .... 3,830 2,306
1678714.PS.FTS.B, 25.2%, 11/14/27 .... 7,008 7,309
1722529.PS.FTS.B, 19%, 12/12/27 ...... 9,885 10,157
1755876.PS.FTS.B, 19.3%, 3/31/28 ..... 7,844 7,968
b
1734275.PS.FTS.B, 15%, 3/23/35 ....... 1,998 –
285,981
Upgrade, Inc. - Card
b
992238434.UG.FTS.B, 28.98%, 11/12/26 . 325 –
992196449.UG.FTS.B, 29.49%, 1/18/27 .. 101 7
992485527.UG.FTS.B, 29.49%, 4/20/27 .. 105 88
992239940.UG.FTS.B, 15.99%, 7/06/27 .. 349 360
b
992083215.UG.FTS.B, 29.49%, 7/20/27 .. 61 47
b
992514855.UG.FTS.B, 29.49%, 9/20/27 .. 60 45
992193819.UG.FTS.B, 22.36%, 11/29/27 . 34 35
991994026.UG.FTS.B, 29.49%, 2/09/28 .. 1,700 1,785
992156587.UG.FTS.B, 29.49%, 9/09/29 .. 220 227
992058890.UG.FTS.B, 29.49%, 10/18/30 . 110 66
992395091.UG.FTS.B, 29.49%, 11/20/30 . 16 17
992237498.UG.FTS.B, 15.97%, 5/30/31 .. 1,131 1,139
3,816
Upstart Network, Inc.
L1721509.UP.FTS.B, 11.2%, 9/16/26 ..... 1,285 1,270
FW1720612.UP.FTS.B, 11.37%, 9/16/26 .. 772 763
L1720338.UP.FTS.B, 15.39%, 9/16/26 .... 1,064 1,052
L1722523.UP.FTS.B, 21.72%, 9/16/26 .... 275 271
FW1722389.UP.FTS.B, 21.83%, 9/16/26 .. 2,341 2,310
L1701780.UP.FTS.B, 26.48%, 9/16/26 .... 1,130 540
FW1721156.UP.FTS.B, 26.95%, 9/16/26 .. 1,902 1,876
FW1720294.UP.FTS.B, 30.66%, 9/16/26 .. 230 227
L1893967.UP.FTS.B, 14.49%, 10/21/26 ... 126 125
L1890982.UP.FTS.B, 16.75%, 10/21/26 ... 668 662
FW1894844.UP.FTS.B, 18.47%, 10/21/26 . 2,251 2,226
L1889041.UP.FTS.B, 19.76%, 10/21/26 ... 152 151
L1893140.UP.FTS.B, 24.95%, 10/21/26 ... 114 113
FW1893402.UP.FTS.B, 27.14%, 10/21/26 . 902 808
FW1892884.UP.FTS.B, 28.78%, 10/21/26 . 251 249
FW1890284.UP.FTS.B, 30.97%, 10/21/26 . 191 185
L2015861.UP.FTS.B, 9.46%, 11/10/26 .... 970 956
L2016450.UP.FTS.B, 15.84%, 11/10/26 ... 893 882
FW2017922.UP.FTS.B, 16.45%, 11/10/26 . 1,719 1,697
L2017365.UP.FTS.B, 19.49%, 11/10/26 ... 4,545 3,702
L2018057.UP.FTS.B, 20.23%, 11/10/26 ... 2,297 2,259
L2015725.UP.FTS.B, 22.82%, 11/10/26 ... 187 184
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2018074.UP.FTS.B, 23.36%, 11/10/26 ... $ 806 $ 792
L2010804.UP.FTS.B, 24.21%, 11/10/26 ... 2,041 2,008
b
L2017556.UP.FTS.B, 25.05%, 11/10/26 ... 820 59
L2017313.UP.FTS.B, 25.23%, 11/10/26 ... 603 594
FW2018097.UP.FTS.B, 28.2%, 11/10/26 .. 217 214
b
FW2017283.UP.FTS.B, 29.28%, 11/10/26 . 1,270 17
FW2016668.UP.FTS.B, 29.41%, 11/10/26 . 1,160 1,142
FW2016021.UP.FTS.B, 29.96%, 11/10/26 . 1,505 1,481
FW2017531.UP.FTS.B, 30.14%, 11/10/26 . 1,163 1,145
FW2016098.UP.FTS.B, 30.28%, 11/10/26 . 243 240
FW2015746.UP.FTS.B, 30.57%, 11/10/26 . 441 434
FW2015784.UP.FTS.B, 31.24%, 11/10/26 . 349 343
L2111539.UP.FTS.B, 8.17%, 11/24/26 .... 796 785
L2110925.UP.FTS.B, 12.01%, 11/24/26 ... 3,255 3,217
L2112036.UP.FTS.B, 13.1%, 11/24/26 .... 165 163
L2112445.UP.FTS.B, 15.34%, 11/24/26 ... 344 341
L2111907.UP.FTS.B, 16.75%, 11/24/26 ... 354 352
FW2103098.UP.FTS.B, 18.1%, 11/24/26 .. 484 479
L2112204.UP.FTS.B, 18.12%, 11/24/26 ... 678 672
L2111433.UP.FTS.B, 19.56%, 11/24/26 ... 744 737
FW2110697.UP.FTS.B, 21.79%, 11/24/26 . 2,134 2,111
L2111688.UP.FTS.B, 25.07%, 11/24/26 ... 343 340
L2112349.UP.FTS.B, 25.4%, 11/24/26 .... 1,376 1,362
L2111206.UP.FTS.B, 25.46%, 11/24/26 ... 277 274
FW2109993.UP.FTS.B, 28.34%, 11/24/26 . 722 716
FW2111816.UP.FTS.B, 30.78%, 11/24/26 . 342 339
b
FW2110828.UP.FTS.B, 31.1%, 11/24/26 .. 280 62
FW2112102.UP.FTS.B, 31.76%, 11/24/26 . 1,157 1,147
FW2111859.UP.FTS.B, 16.21%, 11/28/26 . 998 990
FW2264096.UP.FTS.B, 8.01%, 12/16/26 .. 1,071 1,055
L2266515.UP.FTS.B, 8.1%, 12/16/26 .... 787 776
L2233679.UP.FTS.B, 10.15%, 12/16/26 ... 756 745
L2256936.UP.FTS.B, 11.09%, 12/16/26 ... 2,530 2,497
L2262690.UP.FTS.B, 13.04%, 12/16/26 ... 1,119 1,104
b
FW2263216.UP.FTS.B, 14.33%, 12/16/26 . 212 11
FW2262525.UP.FTS.B, 14.73%, 12/16/26 . 4,072 4,020
b
L2266678.UP.FTS.B, 14.84%, 12/16/26 ... 2,606 493
L2266887.UP.FTS.B, 15.02%, 12/16/26 ... 957 947
FW2266772.UP.FTS.B, 15.05%, 12/16/26 . 1,059 1,048
L2261462.UP.FTS.B, 16.62%, 12/16/26 ... 465 460
L2262304.UP.FTS.B, 17.3%, 12/16/26 .... 1,855 1,836
L2261255.UP.FTS.B, 17.42%, 12/16/26 ... 3,833 3,791
L2260922.UP.FTS.B, 19.74%, 12/16/26 ... 1,054 1,040
L2262271.UP.FTS.B, 20.02%, 12/16/26 ... 1,036 1,022
FW2262822.UP.FTS.B, 20.38%, 12/16/26 . 452 446
L2262115.UP.FTS.B, 20.57%, 12/16/26 ... 177 174
L2266172.UP.FTS.B, 21.62%, 12/16/26 ... 539 532
FW2265342.UP.FTS.B, 21.77%, 12/16/26 . 506 499
FW2242546.UP.FTS.B, 21.96%, 12/16/26 . 1,693 1,671
L2266895.UP.FTS.B, 23.57%, 12/16/26 ... 35 34
L2262668.UP.FTS.B, 24.03%, 12/16/26 ... 532 525
L2263485.UP.FTS.B, 24.71%, 12/16/26 ... 326 321
FW2263757.UP.FTS.B, 24.74%, 12/16/26 . 1,210 1,194
L2236916.UP.FTS.B, 25.5%, 12/16/26 .... 661 652
FW2264681.UP.FTS.B, 29.13%, 12/16/26 . 701 692
FW2266558.UP.FTS.B, 30.86%, 12/16/26 . 363 358

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2266459.UP.FTS.B, 30.98%, 12/16/26 . $ 161 $ 158
FW2260770.UP.FTS.B, 31.08%, 12/16/26 . 312 264
FW2269719.UP.FTS.B, 7.26%, 12/17/26 .. 1,608 1,327
L2269403.UP.FTS.B, 7.47%, 12/17/26 .... 1,726 1,701
L2269259.UP.FTS.B, 8.25%, 12/17/26 .... 358 353
L2268096.UP.FTS.B, 8.29%, 12/17/26 .... 2,847 2,805
b
L2267269.UP.FTS.B, 8.51%, 12/17/26 .... 2,675 538
L2270002.UP.FTS.B, 11.76%, 12/17/26 ... 577 569
L2270705.UP.FTS.B, 12.61%, 12/17/26 ... 1,303 1,286
L2264006.UP.FTS.B, 13.57%, 12/17/26 ... 1,606 1,336
FW2259052.UP.FTS.B, 14.44%, 12/17/26 . 948 935
L2267899.UP.FTS.B, 15.39%, 12/17/26 ... 807 797
L2269989.UP.FTS.B, 15.72%, 12/17/26 ... 5,482 2,165
L2269665.UP.FTS.B, 16.5%, 12/17/26 .... 2,196 2,173
L2270652.UP.FTS.B, 17.8%, 12/17/26 .... 403 399
FW2270802.UP.FTS.B, 17.83%, 12/17/26 . 144 143
L2270265.UP.FTS.B, 18.3%, 12/17/26 .... 291 288
L2267799.UP.FTS.B, 18.33%, 12/17/26 ... 1,027 1,017
L2270132.UP.FTS.B, 20.75%, 12/17/26 ... 228 225
L2270631.UP.FTS.B, 21.07%, 12/17/26 ... 2,444 2,413
L2268043.UP.FTS.B, 21.67%, 12/17/26 ... 8,175 8,072
FW2263842.UP.FTS.B, 22.41%, 12/17/26 . 2,957 1,221
FW2267880.UP.FTS.B, 23.11%, 12/17/26 . 1,585 1,566
L2267371.UP.FTS.B, 23.36%, 12/17/26 ... 208 205
b
FW2268352.UP.FTS.B, 24.36%, 12/17/26 . 145 47
L2269673.UP.FTS.B, 24.46%, 12/17/26 ... 162 160
L2268106.UP.FTS.B, 25.26%, 12/17/26 ... 3,580 3,534
b
FW2267234.UP.FTS.B, 28.03%, 12/17/26 . 247 49
FW2260486.UP.FTS.B, 30.33%, 12/17/26 . 2,675 2,641
FW2266749.UP.FTS.B, 30.39%, 12/17/26 . 233 230
FW2267969.UP.FTS.B, 31.13%, 12/17/26 . 743 734
FW2269656.UP.FTS.B, 31.22%, 12/17/26 . 295 292
FW2266605.UP.FTS.B, 31.38%, 12/17/26 . 455 398
L2269424.UP.FTS.B, 8.98%, 12/28/26 .... 1,337 1,318
FW2267947.UP.FTS.B, 20.33%, 12/28/26 . 1,039 1,025
L2471525.UP.FTS.B, 5.57%, 1/20/27 .... 4,493 4,417
L2475014.UP.FTS.B, 5.92%, 1/20/27 .... 49 48
L2473450.UP.FTS.B, 8.65%, 1/20/27 .... 3,491 3,438
FW2473331.UP.FTS.B, 9.04%, 1/20/27 ... 1,092 1,079
L2474865.UP.FTS.B, 9.49%, 1/20/27 .... 178 176
L2474080.UP.FTS.B, 9.61%, 1/20/27 .... 1,294 1,274
L2472065.UP.FTS.B, 9.95%, 1/20/27 .... 1,074 1,058
L2472468.UP.FTS.B, 14.46%, 1/20/27 .... 938 926
L2474447.UP.FTS.B, 14.59%, 1/20/27 .... 690 681
L2475028.UP.FTS.B, 14.75%, 1/20/27 .... 786 776
FW2471019.UP.FTS.B, 15.35%, 1/20/27 .. 161 159
L2474491.UP.FTS.B, 15.9%, 1/20/27 .... 914 348
L2471752.UP.FTS.B, 16.14%, 1/20/27 .... 967 958
L2471471.UP.FTS.B, 19.65%, 1/20/27 .... 936 925
L2474729.UP.FTS.B, 20.39%, 1/20/27 .... 1,738 1,717
L2473064.UP.FTS.B, 21.2%, 1/20/27 .... 236 233
b
L2473306.UP.FTS.B, 21.55%, 1/20/27 .... 1,951 141
FW2475846.UP.FTS.B, 23.25%, 1/20/27 .. 832 822
FW2474184.UP.FTS.B, 23.79%, 1/20/27 .. 847 837
L2471728.UP.FTS.B, 25.34%, 1/20/27 .... 2,250 1,899
L2471667.UP.FTS.B, 25.39%, 1/20/27 .... 1,475 1,458
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2473631.UP.FTS.B, 30.87%, 1/20/27 .. $ 228 $ 225
FW2475230.UP.FTS.B, 31.1%, 1/20/27 ... 351 347
FW2473891.UP.FTS.B, 31.57%, 1/20/27 .. 1,163 1,148
FW2478227.UP.FTS.B, 5.11%, 1/21/27 ... 1,430 1,404
L2478495.UP.FTS.B, 5.12%, 1/21/27 .... 1,302 1,279
L2478466.UP.FTS.B, 5.39%, 1/21/27 .... 1,427 1,401
L2478450.UP.FTS.B, 5.42%, 1/21/27 .... 786 772
L2477090.UP.FTS.B, 5.84%, 1/21/27 .... 792 777
L2477803.UP.FTS.B, 6.01%, 1/21/27 .... 5,401 5,304
L2477744.UP.FTS.B, 6.17%, 1/21/27 .... 4,920 4,831
L2480644.UP.FTS.B, 6.59%, 1/21/27 .... 3,350 3,290
L2480479.UP.FTS.B, 6.6%, 1/21/27 ..... 858 843
L2480622.UP.FTS.B, 6.63%, 1/21/27 .... 4,295 4,217
L2478510.UP.FTS.B, 7.06%, 1/21/27 .... 164 161
L2461602.UP.FTS.B, 7.51%, 1/21/27 .... 6,828 6,724
L2478233.UP.FTS.B, 7.75%, 1/21/27 .... 550 541
FW2480389.UP.FTS.B, 7.87%, 1/21/27 ... 1,031 1,016
L2477326.UP.FTS.B, 8.52%, 1/21/27 .... 3,485 3,432
L2481499.UP.FTS.B, 9.01%, 1/21/27 .... 672 250
L2477347.UP.FTS.B, 9.48%, 1/21/27 .... 241 238
L2477329.UP.FTS.B, 9.62%, 1/21/27 .... 1,283 1,264
L2480599.UP.FTS.B, 9.99%, 1/21/27 .... 3,750 3,082
FW2479183.UP.FTS.B, 10.05%, 1/21/27 .. 1,221 1,205
L2480405.UP.FTS.B, 10.65%, 1/21/27 .... 873 862
L2476472.UP.FTS.B, 10.79%, 1/21/27 .... 677 668
FW2480584.UP.FTS.B, 10.82%, 1/21/27 .. 845 834
L2476577.UP.FTS.B, 11.24%, 1/21/27 .... 446 441
FW2480576.UP.FTS.B, 11.26%, 1/21/27 .. 3,474 3,429
FW2477060.UP.FTS.B, 11.89%, 1/21/27 .. 4,393 4,337
L2479402.UP.FTS.B, 12.63%, 1/21/27 .... 1,302 1,070
L2480894.UP.FTS.B, 14.25%, 1/21/27 .... 1,855 1,831
FW2476940.UP.FTS.B, 15.14%, 1/21/27 .. 70 61
L2472995.UP.FTS.B, 15.34%, 1/21/27 .... 477 473
L2481665.UP.FTS.B, 17.36%, 1/21/27 .... 659 653
FW2476814.UP.FTS.B, 17.49%, 1/21/27 .. 854 844
L2481444.UP.FTS.B, 20.35%, 1/21/27 .... 1,999 744
FW2479867.UP.FTS.B, 21.17%, 1/21/27 .. 564 558
FW2476171.UP.FTS.B, 24.01%, 1/21/27 .. 681 673
L2450581.UP.FTS.B, 25.25%, 1/21/27 .... 867 857
FW2480439.UP.FTS.B, 29.92%, 1/21/27 .. 711 702
FW2479214.UP.FTS.B, 30.9%, 1/21/27 ... 2,540 2,512
FW2482047.UP.FTS.B, 32.18%, 1/21/27 .. 3,440 3,404
FW2479301.UP.FTS.B, 31.22%, 1/28/27 .. 230 228
L2471859.UP.FTS.B, 12.54%, 2/01/27 .... 2,585 2,550
FW2472901.UP.FTS.B, 21.26%, 2/01/27 .. 2,027 2,001
L2480452.UP.FTS.B, 14.24%, 2/02/27 .... 891 879
FW2480948.UP.FTS.B, 11.69%, 2/05/27 .. 4,248 4,191
L2477998.UP.FTS.B, 10.21%, 2/10/27 .... 3,240 2,356
L1722725.UP.FTS.B, 25.76%, 2/16/27 .... 431 349
FW1721612.UP.FTS.B, 26.87%, 2/16/27 .. 408 402
FW1720737.UP.FTS.B, 29.83%, 2/16/27 .. 735 725
L2656149.UP.FTS.B, 4.9%, 2/18/27 ..... 6,162 6,043
L2654934.UP.FTS.B, 6.41%, 2/18/27 .... 834 822
L2657504.UP.FTS.B, 7.74%, 2/18/27 .... 1,327 1,305
FW2653627.UP.FTS.B, 9.99%, 2/18/27 ... 834 820
FW2657539.UP.FTS.B, 10.96%, 2/18/27 .. 1,807 1,782
FW2653836.UP.FTS.B, 10.99%, 2/18/27 .. 230 227

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2655850.UP.FTS.B, 11.44%, 2/18/27 .... $ 4,481 $ 4,419
FW2654132.UP.FTS.B, 12.73%, 2/18/27 .. 3,688 3,636
L2653291.UP.FTS.B, 12.9%, 2/18/27 .... 524 517
FW2654033.UP.FTS.B, 13.1%, 2/18/27 ... 1,183 1,030
FW2657544.UP.FTS.B, 14.38%, 2/18/27 .. 3,419 3,373
FW2656039.UP.FTS.B, 14.43%, 2/18/27 .. 407 402
FW2655411.UP.FTS.B, 14.47%, 2/18/27 .. 457 450
FW2653497.UP.FTS.B, 14.59%, 2/18/27 .. 3,181 2,522
L2653926.UP.FTS.B, 14.76%, 2/18/27 .... 3,308 1,207
FW2656874.UP.FTS.B, 15.48%, 2/18/27 .. 596 590
L2657406.UP.FTS.B, 15.83%, 2/18/27 .... 2,903 2,874
L2656610.UP.FTS.B, 15.94%, 2/18/27 .... 2,739 2,702
FW2655801.UP.FTS.B, 16.39%, 2/18/27 .. 991 981
L2655952.UP.FTS.B, 16.47%, 2/18/27 .... 2,206 2,184
FW2654911.UP.FTS.B, 16.77%, 2/18/27 .. 336 333
FW2655219.UP.FTS.B, 17.61%, 2/18/27 .. 4,813 4,765
L2653689.UP.FTS.B, 18.18%, 2/18/27 .... 698 690
FW2657677.UP.FTS.B, 20.65%, 2/18/27 .. 1,085 1,072
FW2654620.UP.FTS.B, 20.83%, 2/18/27 .. 628 619
FW2657310.UP.FTS.B, 21.81%, 2/18/27 .. 664 655
FW2657769.UP.FTS.B, 24.23%, 2/18/27 .. 1,946 1,921
FW2656918.UP.FTS.B, 25.32%, 2/18/27 .. 1,283 1,267
FW2654552.UP.FTS.B, 25.75%, 2/18/27 .. 1,156 1,142
FW2656585.UP.FTS.B, 25.76%, 2/18/27 .. 1,179 1,165
FW2657275.UP.FTS.B, 28.44%, 2/18/27 .. 156 154
b
FW2657124.UP.FTS.B, 28.84%, 2/18/27 .. 1,995 395
FW2656448.UP.FTS.B, 29.81%, 2/18/27 .. 1,181 1,167
FW2654690.UP.FTS.B, 30.25%, 2/18/27 .. 262 258
FW2656342.UP.FTS.B, 30.71%, 2/18/27 .. 124 122
FW2655259.UP.FTS.B, 30.9%, 2/18/27 ... 1,155 1,141
FW2653746.UP.FTS.B, 30.93%, 2/18/27 .. 602 212
FW2652957.UP.FTS.B, 31.1%, 2/18/27 ... 273 239
b
FW2656050.UP.FTS.B, 31.14%, 2/18/27 .. 876 62
FW2653485.UP.FTS.B, 27.32%, 3/04/27 .. 2,496 2,465
FW2785225.UP.FTS.B, 5.78%, 3/14/27 ... 3,299 3,236
L2785533.UP.FTS.B, 5.87%, 3/14/27 .... 1,969 1,932
L2785761.UP.FTS.B, 6.14%, 3/14/27 .... 6,815 6,685
L2789358.UP.FTS.B, 6.49%, 3/14/27 .... 8,424 8,266
L2789856.UP.FTS.B, 6.67%, 3/14/27 .... 1,358 1,334
L2783455.UP.FTS.B, 7.28%, 3/14/27 .... 7,101 6,967
L2781599.UP.FTS.B, 7.38%, 3/14/27 .... 943 925
L2784013.UP.FTS.B, 7.38%, 3/14/27 .... 3,047 3,001
FW2780236.UP.FTS.B, 7.69%, 3/14/27 ... 6,155 6,057
L2784113.UP.FTS.B, 7.9%, 3/14/27 ...... 1,941 1,910
L2769930.UP.FTS.B, 7.96%, 3/14/27 .... 5,476 5,389
FW2784974.UP.FTS.B, 8.13%, 3/14/27 ... 8,320 8,188
L2764977.UP.FTS.B, 8.36%, 3/14/27 .... 1,923 1,892
L2787246.UP.FTS.B, 8.5%, 3/14/27 ..... 446 439
L2784591.UP.FTS.B, 8.72%, 3/14/27 .... 8,974 8,831
L2789064.UP.FTS.B, 8.75%, 3/14/27 .... 1,567 1,547
L2786540.UP.FTS.B, 8.81%, 3/14/27 .... 970 954
L2783739.UP.FTS.B, 8.99%, 3/14/27 .... 1,333 1,312
L2785284.UP.FTS.B, 9.11%, 3/14/27 ..... 976 960
L2780310.UP.FTS.B, 9.24%, 3/14/27 .... 3,261 3,209
L2780296.UP.FTS.B, 9.41%, 3/14/27 .... 5,851 5,758
FW2782447.UP.FTS.B, 9.67%, 3/14/27 ... 4,021 3,957
FW2783021.UP.FTS.B, 9.72%, 3/14/27 ... 2,360 2,322
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2780798.UP.FTS.B, 9.77%, 3/14/27 .... $ 1,648 $ 1,622
L2788004.UP.FTS.B, 9.9%, 3/14/27 ..... 3,674 3,615
L2789352.UP.FTS.B, 10.18%, 3/14/27 .... 2,398 2,365
L2785217.UP.FTS.B, 10.21%, 3/14/27 .... 5,186 5,116
FW2780436.UP.FTS.B, 10.28%, 3/14/27 .. 1,091 1,074
L2785592.UP.FTS.B, 10.32%, 3/14/27 .... 3,481 2,730
L2782038.UP.FTS.B, 10.33%, 3/14/27 .... 10,249 7,976
FW2781880.UP.FTS.B, 10.6%, 3/14/27 ... 3,910 3,856
FW2784241.UP.FTS.B, 10.82%, 3/14/27 .. 1,564 1,543
FW2783122.UP.FTS.B, 10.84%, 3/14/27 .. 747 737
L2785568.UP.FTS.B, 10.89%, 3/14/27 .... 2,001 1,973
FW2786689.UP.FTS.B, 11.07%, 3/14/27 .. 620 612
L2787329.UP.FTS.B, 11.09%, 3/14/27 .... 657 648
L2786414.UP.FTS.B, 11.1%, 3/14/27 ..... 1,221 1,205
L2785769.UP.FTS.B, 11.11%, 3/14/27 .... 3,034 2,993
L2780313.UP.FTS.B, 11.15%, 3/14/27 .... 9,407 9,280
L2786841.UP.FTS.B, 11.25%, 3/14/27 .... 1,884 1,858
FW2783670.UP.FTS.B, 11.3%, 3/14/27 ... 1,890 1,865
FW2787754.UP.FTS.B, 11.35%, 3/14/27 .. 3,941 3,888
L2780596.UP.FTS.B, 11.42%, 3/14/27 .... 2,097 2,069
L2785144.UP.FTS.B, 11.47%, 3/14/27 .... 1,887 1,861
L2784105.UP.FTS.B, 11.55%, 3/14/27 .... 2,842 2,804
L2785328.UP.FTS.B, 11.77%, 3/14/27 .... 1,309 1,291
L2784249.UP.FTS.B, 12.05%, 3/14/27 .... 6,612 6,524
L2786241.UP.FTS.B, 12.07%, 3/14/27 .... 4,785 4,720
L2781389.UP.FTS.B, 12.12%, 3/14/27 .... 3,830 3,779
L2783293.UP.FTS.B, 12.24%, 3/14/27 .... 2,879 2,840
FW2781045.UP.FTS.B, 12.41%, 3/14/27 .. 1,416 1,397
L2789283.UP.FTS.B, 12.43%, 3/14/27 .... 3,903 3,851
L2782900.UP.FTS.B, 12.63%, 3/14/27 .... 2,238 2,209
L2785749.UP.FTS.B, 12.65%, 3/14/27 .... 2,902 2,863
FW2786124.UP.FTS.B, 12.69%, 3/14/27 .. 1,841 1,816
L2784017.UP.FTS.B, 12.7%, 3/14/27 .... 475 469
L2783427.UP.FTS.B, 12.77%, 3/14/27 .... 1,402 1,383
L2779872.UP.FTS.B, 12.82%, 3/14/27 .... 314 310
L2780197.UP.FTS.B, 12.84%, 3/14/27 .... 2,912 2,873
FW2784873.UP.FTS.B, 12.88%, 3/14/27 .. 1,458 1,440
FW2780429.UP.FTS.B, 12.96%, 3/14/27 .. 1,223 1,206
L2789648.UP.FTS.B, 12.99%, 3/14/27 .... 1,168 1,152
L2785427.UP.FTS.B, 13.01%, 3/14/27 .... 472 466
L2786071.UP.FTS.B, 13.02%, 3/14/27 .... 1,193 1,027
L2789482.UP.FTS.B, 13.14%, 3/14/27 .... 3,711 3,662
L2783463.UP.FTS.B, 13.21%, 3/14/27 .... 2,093 2,060
L2785549.UP.FTS.B, 13.25%, 3/14/27 .... 1,229 1,213
L2785339.UP.FTS.B, 13.26%, 3/14/27 .... 2,542 2,508
FW2787165.UP.FTS.B, 13.47%, 3/14/27 .. 1,942 1,916
L2778983.UP.FTS.B, 13.58%, 3/14/27 .... 1,881 1,856
L2785594.UP.FTS.B, 13.62%, 3/14/27 .... 748 738
L2787639.UP.FTS.B, 13.93%, 3/14/27 .... 1,230 1,214
FW2781533.UP.FTS.B, 13.96%, 3/14/27 .. 5,054 4,986
L2785675.UP.FTS.B, 14.06%, 3/14/27 .... 1,329 1,311
FW2788869.UP.FTS.B, 14.25%, 3/14/27 .. 1,475 1,456
L2782210.UP.FTS.B, 14.35%, 3/14/27 .... 999 986
L2782049.UP.FTS.B, 14.43%, 3/14/27 .... 3,234 1,136
L2779895.UP.FTS.B, 14.52%, 3/14/27 .... 413 408
L2779917.UP.FTS.B, 14.65%, 3/14/27 .... 2,107 2,079
FW2790537.UP.FTS.B, 14.66%, 3/14/27 .. 5,019 4,952
FW2787310.UP.FTS.B, 14.7%, 3/14/27 ... 197 195

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2784692.UP.FTS.B, 14.74%, 3/14/27 .... $ 1,408 $ 1,389
L2788260.UP.FTS.B, 14.88%, 3/14/27 .... 604 596
L2784500.UP.FTS.B, 14.95%, 3/14/27 .... 1,054 1,040
L2789351.UP.FTS.B, 15.12%, 3/14/27 .... 3,038 2,998
FW2779319.UP.FTS.B, 15.17%, 3/14/27 .. 385 382
FW2783642.UP.FTS.B, 15.18%, 3/14/27 .. 669 660
L2785487.UP.FTS.B, 15.19%, 3/14/27 .... 8,114 8,006
L2781288.UP.FTS.B, 15.2%, 3/14/27 .... 451 446
FW2783726.UP.FTS.B, 15.47%, 3/14/27 .. 1,735 1,719
L2787103.UP.FTS.B, 15.71%, 3/14/27 .... 7,657 7,555
L2788269.UP.FTS.B, 15.76%, 3/14/27 .... 1,086 1,071
L2781597.UP.FTS.B, 15.79%, 3/14/27 .... 5,519 5,446
L2785504.UP.FTS.B, 15.88%, 3/14/27 .... 404 400
FW2720638.UP.FTS.B, 15.89%, 3/14/27 .. 4,308 4,268
L2782963.UP.FTS.B, 15.98%, 3/14/27 .... 1,664 1,648
L2790390.UP.FTS.B, 15.99%, 3/14/27 .... 823 812
L2783945.UP.FTS.B, 16.32%, 3/14/27 .... 2,177 2,148
L2781334.UP.FTS.B, 16.44%, 3/14/27 .... 1,834 1,816
L2788921.UP.FTS.B, 16.56%, 3/14/27 .... 1,423 1,404
L2784909.UP.FTS.B, 16.61%, 3/14/27 .... 872 863
L2781826.UP.FTS.B, 16.66%, 3/14/27 .... 502 495
L2786003.UP.FTS.B, 16.71%, 3/14/27 .... 707 700
L2783630.UP.FTS.B, 16.79%, 3/14/27 .... 5,748 5,694
L2790588.UP.FTS.B, 16.81%, 3/14/27 .... 835 824
FW2790218.UP.FTS.B, 16.82%, 3/14/27 .. 731 721
L2781471.UP.FTS.B, 16.84%, 3/14/27 .... 229 226
L2790374.UP.FTS.B, 16.87%, 3/14/27 .... 1,652 1,637
L2780924.UP.FTS.B, 16.96%, 3/14/27 .... 1,437 1,424
FW2780002.UP.FTS.B, 17.17%, 3/14/27 .. 644 638
FW2779719.UP.FTS.B, 17.2%, 3/14/27 ... 1,562 556
L2785657.UP.FTS.B, 17.24%, 3/14/27 .... 928 919
L2783179.UP.FTS.B, 17.39%, 3/14/27 .... 1,900 1,876
FW2781874.UP.FTS.B, 17.45%, 3/14/27 .. 211 209
L2789286.UP.FTS.B, 17.58%, 3/14/27 .... 2,248 1,744
L2780580.UP.FTS.B, 17.7%, 3/14/27 .... 729 722
L2785162.UP.FTS.B, 17.72%, 3/14/27 .... 5,413 1,856
L2785495.UP.FTS.B, 17.96%, 3/14/27 .... 790 782
FW2781007.UP.FTS.B, 18.03%, 3/14/27 .. 1,185 86
L2780829.UP.FTS.B, 18.05%, 3/14/27 .... 1,634 1,618
FW2781770.UP.FTS.B, 18.09%, 3/14/27 .. 660 651
L2785717.UP.FTS.B, 18.12%, 3/14/27 .... 3,426 3,382
L2762731.UP.FTS.B, 18.21%, 3/14/27 .... 1,393 1,375
L2785773.UP.FTS.B, 18.25%, 3/14/27 .... 2,903 2,876
L2784355.UP.FTS.B, 18.3%, 3/14/27 .... 656 650
L2781963.UP.FTS.B, 18.43%, 3/14/27 .... 2,344 2,314
L2789078.UP.FTS.B, 18.45%, 3/14/27 .... 842 831
b
FW2788462.UP.FTS.B, 18.48%, 3/14/27 .. 2,796 490
L2761321.UP.FTS.B, 18.5%, 3/14/27 .... 607 599
b
L2779732.UP.FTS.B, 18.53%, 3/14/27 .... 2,886 504
L2788795.UP.FTS.B, 18.58%, 3/14/27 .... 2,154 2,123
L2789629.UP.FTS.B, 18.6%, 3/14/27 .... 774 764
L2780206.UP.FTS.B, 18.66%, 3/14/27 .... 2,167 2,139
L2789624.UP.FTS.B, 18.67%, 3/14/27 .... 3,456 3,424
L2783944.UP.FTS.B, 18.73%, 3/14/27 .... 2,139 2,112
L2783654.UP.FTS.B, 18.81%, 3/14/27 .... 2,948 2,911
L2779673.UP.FTS.B, 19.08%, 3/14/27 .... 1,414 1,396
FW2754559.UP.FTS.B, 19.14%, 3/14/27 .. 5,444 5,393
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2779286.UP.FTS.B, 19.31%, 3/14/27 .... $ 1,311 $ 1,294
L2787510.UP.FTS.B, 19.38%, 3/14/27 .... 4,359 4,304
L2784108.UP.FTS.B, 19.4%, 3/14/27 .... 4,121 4,081
FW2780425.UP.FTS.B, 19.66%, 3/14/27 .. 3,295 3,264
L2780913.UP.FTS.B, 19.68%, 3/14/27 .... 1,407 1,394
L2784343.UP.FTS.B, 19.81%, 3/14/27 .... 1,114 1,100
L2782730.UP.FTS.B, 19.94%, 3/14/27 .... 2,208 2,180
b
L2784726.UP.FTS.B, 19.97%, 3/14/27 .... 4,756 848
FW2785877.UP.FTS.B, 20.08%, 3/14/27 .. 1,183 1,172
L2780471.UP.FTS.B, 20.16%, 3/14/27 .... 1,331 1,313
L2782852.UP.FTS.B, 20.32%, 3/14/27 .... 245 242
L2781217.UP.FTS.B, 20.42%, 3/14/27 .... 2,694 2,655
FW2785244.UP.FTS.B, 20.75%, 3/14/27 .. 1,670 1,649
L2786023.UP.FTS.B, 20.84%, 3/14/27 .... 1,571 1,549
L2786517.UP.FTS.B, 20.9%, 3/14/27 .... 2,902 2,865
L2790205.UP.FTS.B, 20.92%, 3/14/27 .... 382 377
L2783728.UP.FTS.B, 21.18%, 3/14/27 .... 745 735
FW2783359.UP.FTS.B, 21.23%, 3/14/27 .. 3,839 3,790
FW2780777.UP.FTS.B, 21.29%, 3/14/27 .. 724 715
L2783471.UP.FTS.B, 21.41%, 3/14/27 .... 2,305 2,275
L2789869.UP.FTS.B, 21.53%, 3/14/27 .... 1,749 1,724
L2784561.UP.FTS.B, 22.05%, 3/14/27 .... 1,476 1,455
L2785618.UP.FTS.B, 22.23%, 3/14/27 .... 5,276 5,204
L2784609.UP.FTS.B, 22.31%, 3/14/27 .... 1,484 1,470
L2781968.UP.FTS.B, 22.4%, 3/14/27 .... 2,303 2,271
b
L2780470.UP.FTS.B, 22.46%, 3/14/27 .... 1,742 127
FW2784227.UP.FTS.B, 22.62%, 3/14/27 .. 909 897
L2781656.UP.FTS.B, 22.82%, 3/14/27 .... 1,254 1,238
L2785473.UP.FTS.B, 22.94%, 3/14/27 .... 1,830 1,804
FW2782255.UP.FTS.B, 22.97%, 3/14/27 .. 1,743 1,718
L2784662.UP.FTS.B, 23.09%, 3/14/27 .... 1,143 1,127
L2784336.UP.FTS.B, 23.23%, 3/14/27 .... 2,801 2,762
L2760019.UP.FTS.B, 23.32%, 3/14/27 .... 601 594
FW2784660.UP.FTS.B, 23.39%, 3/14/27 .. 2,415 2,381
L2782909.UP.FTS.B, 23.52%, 3/14/27 .... 1,041 1,027
L2785861.UP.FTS.B, 23.55%, 3/14/27 .... 392 387
FW2780693.UP.FTS.B, 23.64%, 3/14/27 .. 398 393
L2780981.UP.FTS.B, 23.73%, 3/14/27 .... 589 581
FW2782598.UP.FTS.B, 23.76%, 3/14/27 .. 1,038 1,023
L2782516.UP.FTS.B, 23.94%, 3/14/27 .... 1,773 1,750
FW2785302.UP.FTS.B, 24.36%, 3/14/27 .. 2,182 1,717
L2782467.UP.FTS.B, 24.36%, 3/14/27 .... 4,290 4,232
L2780976.UP.FTS.B, 24.53%, 3/14/27 .... 1,226 412
L2783176.UP.FTS.B, 24.55%, 3/14/27 .... 1,258 1,241
FW2784794.UP.FTS.B, 24.59%, 3/14/27 .. 958 945
b
L2789217.UP.FTS.B, 24.59%, 3/14/27 .... 2,210 161
FW2786154.UP.FTS.B, 24.69%, 3/14/27 .. 986 974
FW2784504.UP.FTS.B, 24.71%, 3/14/27 .. 1,054 1,040
L2763354.UP.FTS.B, 24.72%, 3/14/27 .... 2,789 955
FW2789200.UP.FTS.B, 24.76%, 3/14/27 .. 2,399 2,366
L2782914.UP.FTS.B, 24.81%, 3/14/27 .... 1,217 1,200
L2782406.UP.FTS.B, 24.86%, 3/14/27 .... 360 355
FW2785579.UP.FTS.B, 24.87%, 3/14/27 .. 203 200
FW2787364.UP.FTS.B, 24.92%, 3/14/27 .. 1,324 1,306
FW2789180.UP.FTS.B, 24.98%, 3/14/27 .. 971 958
L2762807.UP.FTS.B, 25.04%, 3/14/27 .... 379 303
L2782211.UP.FTS.B, 25.12%, 3/14/27 .... 941 928

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2783634.UP.FTS.B, 25.18%, 3/14/27 .. $ 1,753 $ 1,729
FW2782493.UP.FTS.B, 25.19%, 3/14/27 .. 536 529
b
L2785715.UP.FTS.B, 25.22%, 3/14/27 .... 532 38
L2785508.UP.FTS.B, 25.24%, 3/14/27 .... 677 668
L2781289.UP.FTS.B, 25.32%, 3/14/27 .... 2,904 2,864
L2786111.UP.FTS.B, 25.33%, 3/14/27 .... 262 258
L2783030.UP.FTS.B, 25.34%, 3/14/27 .... 2,239 2,208
L2785122.UP.FTS.B, 25.34%, 3/14/27 .... 193 14
L2783282.UP.FTS.B, 25.35%, 3/14/27 .... 367 363
L2780613.UP.FTS.B, 25.39%, 3/14/27 .... 1,598 1,576
L2780553.UP.FTS.B, 25.41%, 3/14/27 .... 367 362
L2784514.UP.FTS.B, 25.41%, 3/14/27 .... 339 334
L2782792.UP.FTS.B, 25.44%, 3/14/27 .... 1,381 1,362
L2785196.UP.FTS.B, 25.44%, 3/14/27 .... 674 665
b
L2789729.UP.FTS.B, 25.45%, 3/14/27 .... 403 11
L2775042.UP.FTS.B, 25.46%, 3/14/27 .... 90 89
FW2785945.UP.FTS.B, 25.48%, 3/14/27 .. 540 532
FW2785182.UP.FTS.B, 25.6%, 3/14/27 ... 8,406 8,292
L2779605.UP.FTS.B, 25.67%, 3/14/27 .... 413 408
FW2787434.UP.FTS.B, 25.69%, 3/14/27 .. 414 408
FW2779444.UP.FTS.B, 25.73%, 3/14/27 .. 1,057 1,043
FW2787230.UP.FTS.B, 25.75%, 3/14/27 .. 1,828 1,803
FW2785698.UP.FTS.B, 25.86%, 3/14/27 .. 2,936 2,896
L2780080.UP.FTS.B, 25.88%, 3/14/27 .... 2,325 2,293
L2781244.UP.FTS.B, 25.96%, 3/14/27 .... 2,029 1,614
L2787642.UP.FTS.B, 26.29%, 3/14/27 .... 664 655
FW2786626.UP.FTS.B, 26.35%, 3/14/27 .. 631 498
FW2781613.UP.FTS.B, 26.4%, 3/14/27 ... 817 806
FW2788390.UP.FTS.B, 26.61%, 3/14/27 .. 702 692
FW2782433.UP.FTS.B, 26.73%, 3/14/27 .. 1,337 1,319
FW2782583.UP.FTS.B, 26.76%, 3/14/27 .. 1,145 1,130
FW2781134.UP.FTS.B, 26.83%, 3/14/27 .. 876 863
FW2785449.UP.FTS.B, 27.1%, 3/14/27 ... 2,491 2,458
FW2789041.UP.FTS.B, 27.27%, 3/14/27 .. 1,189 1,172
FW2788518.UP.FTS.B, 27.34%, 3/14/27 .. 786 775
FW2781329.UP.FTS.B, 27.46%, 3/14/27 .. 629 621
FW2780427.UP.FTS.B, 27.49%, 3/14/27 .. 752 742
FW2782891.UP.FTS.B, 27.85%, 3/14/27 .. 2,601 2,568
FW2784087.UP.FTS.B, 27.99%, 3/14/27 .. 792 782
FW2789642.UP.FTS.B, 28.34%, 3/14/27 .. 3,008 2,388
FW2781108.UP.FTS.B, 28.46%, 3/14/27 .. 842 831
FW2781674.UP.FTS.B, 28.51%, 3/14/27 .. 1,656 1,634
FW2780172.UP.FTS.B, 28.83%, 3/14/27 .. 593 213
FW2779355.UP.FTS.B, 29.22%, 3/14/27 .. 1,887 634
FW2784027.UP.FTS.B, 29.23%, 3/14/27 .. 3,872 3,822
FW2785470.UP.FTS.B, 29.28%, 3/14/27 .. 2,373 2,342
FW2779974.UP.FTS.B, 29.47%, 3/14/27 .. 1,008 995
FW2779230.UP.FTS.B, 29.54%, 3/14/27 .. 2,622 2,588
FW2785701.UP.FTS.B, 29.6%, 3/14/27 ... 545 538
b
FW2783287.UP.FTS.B, 29.91%, 3/14/27 .. 1,884 134
FW2789655.UP.FTS.B, 29.98%, 3/14/27 .. 4,798 3,755
FW2788950.UP.FTS.B, 30.14%, 3/14/27 .. 2,666 2,630
FW2782935.UP.FTS.B, 30.31%, 3/14/27 .. 1,925 1,900
FW2790314.UP.FTS.B, 30.48%, 3/14/27 .. 2,901 2,864
FW2780158.UP.FTS.B, 30.52%, 3/14/27 .. 398 393
FW2780499.UP.FTS.B, 30.57%, 3/14/27 .. 562 189
FW2780952.UP.FTS.B, 30.68%, 3/14/27 .. 264 260
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2787603.UP.FTS.B, 30.68%, 3/14/27 .. $ 247 $ 244
FW2783660.UP.FTS.B, 30.79%, 3/14/27 .. 686 677
FW2783182.UP.FTS.B, 30.92%, 3/14/27 .. 317 313
FW2790293.UP.FTS.B, 30.94%, 3/14/27 .. 14 13
FW2783531.UP.FTS.B, 30.98%, 3/14/27 .. 2,323 2,292
FW2784675.UP.FTS.B, 30.98%, 3/14/27 .. 570 563
FW2782332.UP.FTS.B, 30.99%, 3/14/27 .. 152 150
FW2790081.UP.FTS.B, 31.07%, 3/14/27 .. 345 340
FW2785866.UP.FTS.B, 31.08%, 3/14/27 .. 319 315
FW2787532.UP.FTS.B, 31.09%, 3/14/27 .. 316 312
b
FW2788870.UP.FTS.B, 31.1%, 3/14/27 ... 1,897 343
FW2781136.UP.FTS.B, 31.12%, 3/14/27 .. 1,011 998
FW2789294.UP.FTS.B, 31.12%, 3/14/27 .. 1,199 1,184
FW2787239.UP.FTS.B, 31.14%, 3/14/27 .. 1,224 1,208
FW2787162.UP.FTS.B, 31.15%, 3/14/27 .. 904 893
FW2780763.UP.FTS.B, 31.16%, 3/14/27 .. 478 471
FW2781077.UP.FTS.B, 31.22%, 3/14/27 .. 292 288
FW2783270.UP.FTS.B, 31.23%, 3/14/27 .. 5,960 5,887
FW2779996.UP.FTS.B, 31.38%, 3/14/27 .. 858 846
FW2781466.UP.FTS.B, 31.46%, 3/14/27 .. 487 481
FW2780027.UP.FTS.B, 31.52%, 3/14/27 .. 807 796
FW2785751.UP.FTS.B, 31.86%, 3/14/27 .. 536 529
FW2780155.UP.FTS.B, 31.91%, 3/14/27 .. 846 291
L2780204.UP.FTS.B, 20.34%, 3/17/27 .... 2,203 2,175
L2780083.UP.FTS.B, 8.23%, 3/18/27 .... 7,962 7,837
L1890702.UP.FTS.B, 25.43%, 3/19/27 .... 1,550 1,534
FW2781791.UP.FTS.B, 8.25%, 3/20/27 ... 5,431 5,345
L2783095.UP.FTS.B, 14.33%, 3/20/27 .... 531 524
L2788995.UP.FTS.B, 15.39%, 3/20/27 .... 678 672
L2785417.UP.FTS.B, 23.7%, 3/20/27 .... 279 274
FW2789463.UP.FTS.B, 25.89%, 3/20/27 .. 2,118 2,090
FW2781187.UP.FTS.B, 27.42%, 3/20/27 .. 696 687
L2784962.UP.FTS.B, 9.82%, 3/21/27 .... 5,489 5,403
FW2783063.UP.FTS.B, 21.08%, 3/21/27 .. 2,281 2,252
L2785874.UP.FTS.B, 24.08%, 3/21/27 .... 1,808 1,783
L2780176.UP.FTS.B, 8.31%, 3/22/27 .... 8,903 8,763
FW2789132.UP.FTS.B, 21%, 3/23/27 .... 1,938 1,913
L2783023.UP.FTS.B, 22.68%, 3/23/27 .... 1,477 1,456
b
FW2785547.UP.FTS.B, 21.71%, 3/24/27 .. 2,824 243
L2784724.UP.FTS.B, 14.06%, 3/26/27 .... 4,254 4,200
FW2784959.UP.FTS.B, 22.93%, 3/28/27 .. 2,492 2,459
L2783689.UP.FTS.B, 25.5%, 3/28/27 .... 2,288 2,256
FW2781941.UP.FTS.B, 30.87%, 3/28/27 .. 464 458
FW2786929.UP.FTS.B, 30.3%, 4/01/27 ... 2,547 2,514
L2000658.UP.FTS.B, 11.67%, 4/10/27 .... 2,901 2,859
b
FW2011916.UP.FTS.B, 16.6%, 4/10/27 ... 964 169
FW2018016.UP.FTS.B, 16.76%, 4/10/27 .. 6,187 6,123
L2018248.UP.FTS.B, 24.88%, 4/10/27 .... 864 851
L2931144.UP.FTS.B, 5.51%, 4/11/27 ..... 1,679 1,645
L2928632.UP.FTS.B, 5.88%, 4/11/27 ..... 1,990 1,950
L2931374.UP.FTS.B, 7.06%, 4/11/27 ..... 1,350 1,324
L2928839.UP.FTS.B, 7.91%, 4/11/27 ..... 1,574 1,547
FW2930354.UP.FTS.B, 8.77%, 4/11/27 ... 3,816 3,755
L2929501.UP.FTS.B, 8.87%, 4/11/27 ..... 5,330 5,240
L2929733.UP.FTS.B, 9.1%, 4/11/27 ...... 1,190 1,176
L2928144.UP.FTS.B, 9.39%, 4/11/27 ..... 3,989 3,923
L2931292.UP.FTS.B, 9.71%, 4/11/27 ..... 339 333

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2930583.UP.FTS.B, 9.81%, 4/11/27 ..... $ 9,111 $ 8,958
L2928694.UP.FTS.B, 11.02%, 4/11/27 .... 3,335 3,287
FW2931075.UP.FTS.B, 11.12%, 4/11/27 .. 2,753 2,713
FW2928380.UP.FTS.B, 11.34%, 4/11/27 .. 792 780
L2929334.UP.FTS.B, 11.51%, 4/11/27 .... 4,994 4,922
L2931774.UP.FTS.B, 11.89%, 4/11/27 .... 2,635 2,599
L2932192.UP.FTS.B, 12.4%, 4/11/27 ..... 6,376 6,284
L2930302.UP.FTS.B, 13.11%, 4/11/27 .... 1,594 1,571
L2929053.UP.FTS.B, 13.57%, 4/11/27 .... 1,792 1,769
L2931110.UP.FTS.B, 14.92%, 4/11/27 .... 1,019 1,009
L2930377.UP.FTS.B, 15.57%, 4/11/27 .... 3,921 3,881
L2927743.UP.FTS.B, 15.66%, 4/11/27 .... 1,689 1,671
L2928701.UP.FTS.B, 15.72%, 4/11/27 .... 992 979
L2928682.UP.FTS.B, 15.94%, 4/11/27 .... 2,896 2,867
FW2929957.UP.FTS.B, 16.01%, 4/11/27 .. 3,175 3,131
L2929608.UP.FTS.B, 16.07%, 4/11/27 .... 222 220
L2932260.UP.FTS.B, 16.49%, 4/11/27 .... 86 85
FW2928717.UP.FTS.B, 16.97%, 4/11/27 .. 1,729 1,712
L2929835.UP.FTS.B, 17.66%, 4/11/27 .... 2,527 2,502
L2929357.UP.FTS.B, 18.14%, 4/11/27 .... 1,424 1,409
FW2931119.UP.FTS.B, 18.48%, 4/11/27 .. 875 863
L2932213.UP.FTS.B, 19.31%, 4/11/27 .... 1,992 1,964
b
L2928908.UP.FTS.B, 20.26%, 4/11/27 .... 351 25
b
FW2929918.UP.FTS.B, 21.02%, 4/11/27 .. 149 11
FW2929809.UP.FTS.B, 21.08%, 4/11/27 .. 3,211 3,161
L2930355.UP.FTS.B, 21.76%, 4/11/27 .... 1,250 1,231
L2929277.UP.FTS.B, 22.4%, 4/11/27 ..... 2,408 2,371
L2929355.UP.FTS.B, 22.65%, 4/11/27 .... 340 335
L2932120.UP.FTS.B, 23.29%, 4/11/27 .... 1,362 1,341
FW2929160.UP.FTS.B, 24.21%, 4/11/27 .. 269 265
L2930096.UP.FTS.B, 24.39%, 4/11/27 .... 1,031 1,016
L2932289.UP.FTS.B, 24.85%, 4/11/27 .... 631 621
L2928413.UP.FTS.B, 25.03%, 4/11/27 .... 448 441
L2930022.UP.FTS.B, 25.21%, 4/11/27 .... 635 626
L2928316.UP.FTS.B, 25.25%, 4/11/27 .... 669 659
L2931011.UP.FTS.B, 25.45%, 4/11/27 .... 443 436
L2928194.UP.FTS.B, 25.48%, 4/11/27 .... 169 166
L2928800.UP.FTS.B, 25.5%, 4/11/27 ..... 637 628
L2929203.UP.FTS.B, 25.67%, 4/11/27 .... 5,274 5,197
FW2931488.UP.FTS.B, 25.84%, 4/11/27 .. 945 932
L2930197.UP.FTS.B, 26.2%, 4/11/27 ..... 11,960 11,796
FW2932003.UP.FTS.B, 26.57%, 4/11/27 .. 3,063 3,018
FW2930544.UP.FTS.B, 27.01%, 4/11/27 .. 1,291 1,272
FW2930638.UP.FTS.B, 27.26%, 4/11/27 .. 4,911 4,836
FW2929129.UP.FTS.B, 27.27%, 4/11/27 .. 4,421 4,356
FW2929101.UP.FTS.B, 27.56%, 4/11/27 .. 383 378
FW2929560.UP.FTS.B, 28.47%, 4/11/27 .. 9,122 8,991
FW2929635.UP.FTS.B, 30.45%, 4/11/27 .. 316 312
FW2930708.UP.FTS.B, 30.94%, 4/11/27 .. 317 312
FW2931261.UP.FTS.B, 30.94%, 4/11/27 .. 1,009 995
FW2931670.UP.FTS.B, 31.06%, 4/11/27 .. 687 677
FW2931962.UP.FTS.B, 31.16%, 4/11/27 .. 133 131
FW2927833.UP.FTS.B, 31.18%, 4/11/27 .. 434 428
FW2928577.UP.FTS.B, 31.19%, 4/11/27 .. 347 342
FW2928856.UP.FTS.B, 31.24%, 4/11/27 .. 782 771
FW2932028.UP.FTS.B, 31.51%, 4/11/27 .. 3,969 3,915
L2934719.UP.FTS.B, 5.89%, 4/12/27 .... 3,204 3,142
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2934939.UP.FTS.B, 5.94%, 4/12/27 .... $ 1,748 $ 1,719
L2932966.UP.FTS.B, 6.09%, 4/12/27 .... 305 300
L2935839.UP.FTS.B, 6.13%, 4/12/27 .... 1,133 1,110
L2933662.UP.FTS.B, 6.16%, 4/12/27 .... 4,720 4,625
L2932593.UP.FTS.B, 6.74%, 4/12/27 .... 1,337 1,311
L2932805.UP.FTS.B, 7.25%, 4/12/27 .... 1,227 1,210
L2932516.UP.FTS.B, 8.41%, 4/12/27 .... 288 285
L2933064.UP.FTS.B, 8.64%, 4/12/27 .... 6,976 6,868
L2935520.UP.FTS.B, 10.08%, 4/12/27 .... 1,018 1,001
FW2934452.UP.FTS.B, 10.25%, 4/12/27 .. 6,448 6,342
L2933292.UP.FTS.B, 10.46%, 4/12/27 .... 1,446 1,428
L2933170.UP.FTS.B, 10.92%, 4/12/27 .... 5,019 4,935
L2934721.UP.FTS.B, 13.01%, 4/12/27 .... 2,149 2,119
L2932728.UP.FTS.B, 13.07%, 4/12/27 .... 1,139 1,123
L2932883.UP.FTS.B, 13.4%, 4/12/27 .... 476 469
L2933032.UP.FTS.B, 13.49%, 4/12/27 .... 5,008 1,630
FW2932832.UP.FTS.B, 13.69%, 4/12/27 .. 4,655 4,589
FW2935078.UP.FTS.B, 14.1%, 4/12/27 ... 683 673
L2934014.UP.FTS.B, 14.43%, 4/12/27 .... 3,572 3,522
FW2921409.UP.FTS.B, 14.51%, 4/12/27 .. 608 600
L2933917.UP.FTS.B, 14.92%, 4/12/27 .... 1,557 1,535
L2934068.UP.FTS.B, 15.16%, 4/12/27 .... 1,203 1,187
FW2935322.UP.FTS.B, 15.48%, 4/12/27 .. 396 390
L2934951.UP.FTS.B, 15.65%, 4/12/27 .... 318 314
FW2936086.UP.FTS.B, 15.83%, 4/12/27 .. 1,203 1,191
L2933684.UP.FTS.B, 15.83%, 4/12/27 .... 2,393 2,360
L2934824.UP.FTS.B, 16.29%, 4/12/27 .... 1,506 1,491
L2934330.UP.FTS.B, 17.26%, 4/12/27 .... 2,480 2,445
FW2928773.UP.FTS.B, 17.37%, 4/12/27 .. 1,461 1,447
L2929039.UP.FTS.B, 17.51%, 4/12/27 .... 975 966
FW2933519.UP.FTS.B, 18.13%, 4/12/27 .. 2,283 2,261
L2933956.UP.FTS.B, 18.85%, 4/12/27 .... 1,669 1,652
L2932813.UP.FTS.B, 19.07%, 4/12/27 .... 3,108 3,066
FW2932660.UP.FTS.B, 19.24%, 4/12/27 .. 5,480 5,427
L2934093.UP.FTS.B, 20.12%, 4/12/27 .... 810 799
L2933315.UP.FTS.B, 21.57%, 4/12/27 .... 1,470 1,455
FW2932542.UP.FTS.B, 22.3%, 4/12/27 ... 4,289 4,225
L2932952.UP.FTS.B, 23.13%, 4/12/27 .... 1,353 1,334
L2934363.UP.FTS.B, 23.59%, 4/12/27 .... 2,312 1,553
FW2933926.UP.FTS.B, 24.54%, 4/12/27 .. 7,846 7,731
L2932713.UP.FTS.B, 24.66%, 4/12/27 .... 4,168 4,113
FW2934105.UP.FTS.B, 25.03%, 4/12/27 .. 13,165 12,973
L2934475.UP.FTS.B, 25.05%, 4/12/27 .... 264 260
b
L2934307.UP.FTS.B, 25.18%, 4/12/27 .... 569 14
L2933613.UP.FTS.B, 25.31%, 4/12/27 .... 701 691
L2934270.UP.FTS.B, 25.32%, 4/12/27 .... 371 366
L2935106.UP.FTS.B, 25.47%, 4/12/27 .... 452 445
L2931662.UP.FTS.B, 25.5%, 4/12/27 .... 1,817 1,790
L2935140.UP.FTS.B, 25.88%, 4/12/27 .... 857 845
FW2932450.UP.FTS.B, 26.13%, 4/12/27 .. 885 873
L2933446.UP.FTS.B, 26.13%, 4/12/27 .... 2,280 2,247
FW2934761.UP.FTS.B, 26.44%, 4/12/27 .. 1,904 1,323
FW2932657.UP.FTS.B, 30.91%, 4/12/27 .. 375 370
FW2932838.UP.FTS.B, 31.12%, 4/12/27 .. 320 253
FW2934816.UP.FTS.B, 31.17%, 4/12/27 .. 2,711 1,849
FW2932550.UP.FTS.B, 31.41%, 4/12/27 .. 2,557 2,522
L2932935.UP.FTS.B, 7.41%, 4/15/27 .... 3,869 3,792

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2930145.UP.FTS.B, 19.64%, 4/15/27 .... $ 1,791 $ 1,632
L2933178.UP.FTS.B, 12.88%, 4/16/27 .... 1,480 1,459
L2266480.UP.FTS.B, 10.61%, 4/17/27 .... 696 686
L2929271.UP.FTS.B, 8.07%, 4/19/27 .... 7,061 6,922
L2927920.UP.FTS.B, 19.53%, 4/23/27 .... 3,976 3,107
FW2111536.UP.FTS.B, 24.67%, 4/24/27 .. 2,827 2,796
L2112103.UP.FTS.B, 24.86%, 4/24/27 .... 1,663 538
FW2110882.UP.FTS.B, 25.83%, 4/24/27 .. 3,124 3,091
L2931611.UP.FTS.B, 20.6%, 5/01/27 ..... 4,397 4,355
L2787379.UP.FTS.B, 15.51%, 5/14/27 .... 5,316 5,275
L2269188.UP.FTS.B, 14.18%, 5/17/27 .... 1,178 1,160
L2267939.UP.FTS.B, 17.47%, 5/17/27 .... 657 651
L2267967.UP.FTS.B, 19.43%, 5/17/27 .... 4,649 4,590
L2268079.UP.FTS.B, 20.72%, 5/17/27 .... 847 836
L2267445.UP.FTS.B, 24.36%, 5/17/27 .... 3,312 3,267
FW2269543.UP.FTS.B, 24.98%, 5/17/27 .. 3,161 3,118
b
L2268401.UP.FTS.B, 25.14%, 5/17/27 .... 1,435 103
FW2783542.UP.FTS.B, 14.99%, 6/14/27 .. 5,689 408
L2473231.UP.FTS.B, 11.36%, 6/20/27 .... 1,323 1,304
L2474789.UP.FTS.B, 13.64%, 6/20/27 .... 5,647 5,564
L2472806.UP.FTS.B, 24.05%, 6/20/27 .... 3,934 3,892
L2477858.UP.FTS.B, 9.8%, 6/21/27 ..... 4,408 4,335
L2480635.UP.FTS.B, 16.62%, 6/21/27 .... 1,165 1,155
FW2478138.UP.FTS.B, 20.35%, 6/21/27 .. 5,661 5,589
L2441362.UP.FTS.B, 20.97%, 6/21/27 .... 1,425 1,407
FW2476973.UP.FTS.B, 28.09%, 6/21/27 .. 925 706
FW2481906.UP.FTS.B, 30.96%, 6/21/27 .. 356 279
FW2787024.UP.FTS.B, 19%, 6/28/27 .... 14,640 14,458
L2780008.UP.FTS.B, 25.87%, 7/14/27 .... 1,231 89
FW2266148.UP.FTS.B, 14.03%, 7/21/27 .. 1,336 1,314
L2656455.UP.FTS.B, 11.03%, 7/27/27 .... 6,455 6,356
L2785513.UP.FTS.B, 6.9%, 8/14/27 ..... 4,145 4,046
L2781769.UP.FTS.B, 7.86%, 8/14/27 .... 5,077 4,986
L2784328.UP.FTS.B, 10.71%, 8/14/27 .... 12,112 8,602
L2783211.UP.FTS.B, 14.21%, 8/14/27 .... 8,900 6,304
FW2787191.UP.FTS.B, 14.4%, 8/14/27 ... 8,942 8,811
L2785260.UP.FTS.B, 14.63%, 8/14/27 .... 7,326 7,216
FW2785300.UP.FTS.B, 14.74%, 8/14/27 .. 14,425 14,211
L2782134.UP.FTS.B, 15.23%, 8/14/27 .... 3,179 3,151
L2787854.UP.FTS.B, 15.85%, 8/14/27 .... 987 979
L2784177.UP.FTS.B, 16.34%, 8/14/27 .... 1,930 1,913
FW2786140.UP.FTS.B, 16.66%, 8/14/27 .. 602 596
L2785121.UP.FTS.B, 16.67%, 8/14/27 .... 8,914 6,422
b
FW2783637.UP.FTS.B, 16.93%, 8/14/27 .. 3,824 624
L2784502.UP.FTS.B, 17.69%, 8/14/27 .... 724 52
FW2780686.UP.FTS.B, 18.04%, 8/14/27 .. 344 339
L2781142.UP.FTS.B, 18.71%, 8/14/27 .... 2,296 2,279
L2780702.UP.FTS.B, 19.32%, 8/14/27 .... 5,609 5,538
L2785478.UP.FTS.B, 19.34%, 8/14/27 .... 13,645 13,470
FW2782056.UP.FTS.B, 19.7%, 8/14/27 ... 2,602 2,581
L2782188.UP.FTS.B, 20.46%, 8/14/27 .... 4,760 4,689
FW2788480.UP.FTS.B, 20.56%, 8/14/27 .. 734 723
FW2786123.UP.FTS.B, 20.87%, 8/14/27 .. 1,016 1,001
L2782941.UP.FTS.B, 21.84%, 8/14/27 .... 974 960
L2780882.UP.FTS.B, 22.29%, 8/14/27 .... 3,422 3,378
L2785540.UP.FTS.B, 22.99%, 8/14/27 .... 1,786 1,306
L2780183.UP.FTS.B, 23.06%, 8/14/27 .... 2,132 2,100
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
b
L2761176.UP.FTS.B, 23.49%, 8/14/27 .... $ 2,778 $ 447
L2785483.UP.FTS.B, 24.04%, 8/14/27 .... 9,185 2,712
FW2780321.UP.FTS.B, 24.37%, 8/14/27 .. 2,418 1,758
FW2780263.UP.FTS.B, 25%, 8/14/27 .... 1,595 1,574
FW2780348.UP.FTS.B, 25.03%, 8/14/27 .. 2,112 2,084
L2780085.UP.FTS.B, 25.23%, 8/14/27 .... 300 297
L2771933.UP.FTS.B, 25.49%, 8/14/27 .... 655 647
L2782131.UP.FTS.B, 25.51%, 8/14/27 .... 6,321 6,236
L2782017.UP.FTS.B, 25.54%, 8/14/27 .... 756 746
L2779594.UP.FTS.B, 25.6%, 8/14/27 .... 1,063 1,048
FW2785546.UP.FTS.B, 27.15%, 8/14/27 .. 1,645 1,622
FW2781808.UP.FTS.B, 28.36%, 8/14/27 .. 3,432 3,389
FW2787016.UP.FTS.B, 28.75%, 8/14/27 .. 7,450 5,511
FW2788878.UP.FTS.B, 30.91%, 8/14/27 .. 1,288 376
FW2787940.UP.FTS.B, 31.09%, 8/14/27 .. 4,805 3,540
L2785554.UP.FTS.B, 23.22%, 8/16/27 .... 5,137 5,076
L2788641.UP.FTS.B, 8.88%, 8/18/27 .... 3,255 2,287
FW2779874.UP.FTS.B, 16.55%, 8/19/27 .. 3,292 2,376
FW2782011.UP.FTS.B, 23.47%, 8/22/27 .. 2,171 2,145
L2785536.UP.FTS.B, 27.43%, 8/28/27 .... 7,478 7,400
FW2789146.UP.FTS.B, 27.73%, 9/01/27 .. 2,098 150
FW2931457.UP.FTS.B, 11.32%, 9/11/27 .. 1,764 128
L2929885.UP.FTS.B, 11.42%, 9/11/27 .... 12,811 12,557
L2925660.UP.FTS.B, 12.92%, 9/11/27 .... 382 377
L2927750.UP.FTS.B, 13.53%, 9/11/27 .... 2,361 2,325
L2931559.UP.FTS.B, 14.36%, 9/11/27 .... 15,056 14,826
L2930149.UP.FTS.B, 17.22%, 9/11/27 .... 3,569 3,515
L2929019.UP.FTS.B, 25.49%, 9/11/27 .... 1,331 1,312
FW2928696.UP.FTS.B, 27.59%, 9/11/27 .. 1,766 1,741
FW2927928.UP.FTS.B, 29.77%, 9/11/27 .. 494 488
FW2930626.UP.FTS.B, 30.39%, 9/11/27 .. 172 169
L2932384.UP.FTS.B, 13.22%, 9/12/27 .... 1,158 647
L2932973.UP.FTS.B, 16.22%, 9/12/27 .... 1,107 1,090
b
L2935129.UP.FTS.B, 22.75%, 9/12/27 .... 3,259 510
b
L2935062.UP.FTS.B, 25.37%, 9/12/27 .... 1,655 270
FW2932656.UP.FTS.B, 27.65%, 9/12/27 .. 1,192 1,177
b
L2909526.UP.FTS.B, 16.64%, 9/15/27 .... 2,601 412
L2935437.UP.FTS.B, 23.88%, 9/15/27 .... 3,595 3,541
L2928512.UP.FTS.B, 24.85%, 9/16/27 .... 4,239 4,178
FW2932783.UP.FTS.B, 31.23%, 9/18/27 .. 6,570 1,993
L2109723.UP.FTS.B, 14.71%, 9/24/27 .... 11,700 11,532
b
FW2111832.UP.FTS.B, 31.16%, 9/24/27 .. 4,505 821
L2927958.UP.FTS.B, 15.19%, 9/26/27 .... 5,212 5,132
b
FW2933357.UP.FTS.B, 24.77%, 9/27/27 .. 1,631 267
L2262094.UP.FTS.B, 15.17%, 10/16/27 ... 1,186 85
FW2266843.UP.FTS.B, 24.86%, 10/16/27 . 484 34
FW2266529.UP.FTS.B, 27.38%, 10/16/27 . 2,040 2,011
FW2268177.UP.FTS.B, 20.82%, 10/17/27 . 1,205 1,187
FW2269400.UP.FTS.B, 29.19%, 10/17/27 . 3,557 991
FW2269705.UP.FTS.B, 29.7%, 10/17/27 .. 1,966 1,941
FW2260471.UP.FTS.B, 30.04%, 10/17/27 . 1,349 96
b
FW2270320.UP.FTS.B, 31.1%, 10/17/27 .. 951 –
b
L2777367.UP.FTS.B, 23.84%, 11/14/27 ... 3,930 –
L2472023.UP.FTS.B, 24.83%, 11/20/27 ... 437 31
L2480061.UP.FTS.B, 5.73%, 11/21/27 .... 2,423 2,368
FW2476186.UP.FTS.B, 6.33%, 11/21/27 .. 6,544 6,373

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2261820.UP.FTS.B, 15.32%, 11/28/27 ... $ 9,744 $ 697
b
FW2657294.UP.FTS.B, 16.22%, 12/18/27 . 7,427 1,184
L2656274.UP.FTS.B, 17.4%, 12/18/27 .... 461 364
FW2657050.UP.FTS.B, 31.21%, 12/18/27 . 1,696 1,675
FW2655382.UP.FTS.B, 29.8%, 12/25/27 .. 2,332 2,303
L2782861.UP.FTS.B, 13%, 1/14/28 ...... 909 895
L2781912.UP.FTS.B, 15.44%, 1/14/28 .... 2,121 2,092
FW2784396.UP.FTS.B, 17.89%, 1/14/28 .. 989 976
b
L2782045.UP.FTS.B, 19.92%, 1/14/28 .... 5,793 419
FW2787933.UP.FTS.B, 20.81%, 1/14/28 .. 340 335
L2790163.UP.FTS.B, 21.62%, 1/14/28 .... 762 752
L2781510.UP.FTS.B, 21.9%, 1/14/28 .... 1,959 576
FW2780910.UP.FTS.B, 25.16%, 1/14/28 .. 2,217 741
L2783570.UP.FTS.B, 25.53%, 1/14/28 .... 1,234 953
FW2789885.UP.FTS.B, 26.1%, 1/14/28 ... 3,081 3,041
FW2780403.UP.FTS.B, 28.18%, 1/14/28 .. 2,259 1,557
FW2779683.UP.FTS.B, 24.26%, 1/16/28 .. 14,972 14,780
L2786161.UP.FTS.B, 25.2%, 1/20/28 .... 2,200 2,170
L2785139.UP.FTS.B, 21.47%, 1/21/28 .... 3,912 3,845
L2931697.UP.FTS.B, 18.04%, 2/11/28 .... 7,731 7,613
FW2930816.UP.FTS.B, 22.15%, 2/11/28 .. 2,738 2,700
FW2931871.UP.FTS.B, 28.6%, 2/11/28 ... 9,234 4,808
FW2934062.UP.FTS.B, 16.46%, 2/12/28 .. 3,058 3,030
L2924786.UP.FTS.B, 25.51%, 3/11/28 .... 1,033 74
L2779021.UP.FTS.B, 16.32%, 3/14/28 .... 1,676 122
b
L2016976.UP.FTS.B, 17.93%, 11/10/28 ... 1,947 140
L2471413.UP.FTS.B, 14.77%, 1/20/29 .... 12,277 12,204
L2470272.UP.FTS.B, 21.01%, 1/20/29 .... 3,268 3,226
L2476521.UP.FTS.B, 6%, 1/21/29 ....... 278 268
L2478078.UP.FTS.B, 21.42%, 1/21/29 .... 2,121 2,097
L2478021.UP.FTS.B, 24.55%, 1/21/29 .... 5,693 5,508
L2481996.UP.FTS.B, 25.8%, 1/21/29 .... 867 858
L2783362.UP.FTS.B, 25.93%, 3/14/29 .... 532 526
L2927882.UP.FTS.B, 26.42%, 4/11/29 .... 2,815 2,794
L2477875.UP.FTS.B, 11.39%, 6/21/29 .... 5 5
L2781565.UP.FTS.B, 27%, 8/14/29 ...... 2,328 507
L2928953.UP.FTS.B, 25.86%, 9/11/29 .... 2,026 1,954
1,532,780
Total Marketplace Loans (Cost
$53,103,566 ) ......................
$46,044,198
a
The rate shown represents the yield at period end.
b
Defaulted security or security for which income has been deemed uncollectible. See
Note 7.

Franklin Limited Duration Income Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Limited
Duration
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $382,075,965
Cost - Non-controlled affiliates (Note 4 c ) ........................................................ 9,730,464
Value - Unaffiliated issuers .................................................................. $366,893,508
Value - Non-controlled affiliates (Note 4 c ) ....................................................... 9,730,464
Cash .................................................................................... 4,627,552
Receivables:
Investment securities sold ................................................................... 1,420,217
Dividends and interest ..................................................................... 3,758,278
Unrealized appreciation on unfunded loan commitments (Note 8 ) ....................................... 1,416
Total assets .......................................................................... 386,431,435
Liabilities:
Payables:
Investment securities purchased .............................................................. 6,396,506
Payable for purchases of TBA securities (Note 1 c ) ................................................. 24,461,441
Credit facility (Note 3 ) ...................................................................... 97,500,000
Management fees ......................................................................... 208,675
Trustees' fees and expenses ................................................................. 269
Accrued interest (Note 3 ) ................................................................... 358,800
Accrued expenses and other liabilities ........................................................... 346,042
Total liabilities ......................................................................... 129,271,733
Net assets, at value ................................................................. $257,159,702
Net assets consist of:
Paid-in capital ............................................................................. $343,036,785
Total distributable earnings (losses) ............................................................. (85,877,083)
Net assets, at value ................................................................. $257,159,702
Shares outstanding ......................................................................... 40,405,374
Net asset value per share
a
.................................................................... $6.36
a
Net asset value per share may not recalculate due to rounding.

Franklin Limited Duration Income Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Limited
Duration
Income Trust
Investment income:
Dividends:
Non-controlled affiliates (Note 4 c ) ............................................................. $198,586
Interest:
Unaffiliated issuers ........................................................................ 15,353,524
Total investment income ................................................................... 15,552,110
Expenses:
Management fees (Note 4 a ) ................................................................... 1,282,707
Transfer agent fees ......................................................................... 27,667
Custodian fees ............................................................................ 1,019
Reports to shareholders fees .................................................................. 66,990
Registration and filing fees .................................................................... 22,658
Professional fees ........................................................................... 130,989
Trustees' fees and expenses .................................................................. 1,523
Marketplace lending fees (Note 1 f ) .............................................................. 624,783
Interest expense (Note 3) ..................................................................... 2,068,273
Other .................................................................................... 48,683
Total expenses ......................................................................... 4,275,292
Expenses waived/paid by affiliates (Note 4 c ) ................................................... (9,597)
Net expenses ......................................................................... 4,265,695
Net investment income ................................................................ 11,286,415
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (6,930,402)
Foreign currency transactions ................................................................ 4,220
TBA sale commitments ..................................................................... 4,641
Net realized gain (loss) .................................................................. (6,921,541)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 52,714
Translation of other assets and liabilities denominated in foreign currencies .............................. (10,068)
Unfunded loan commitments (Note 8 ) .......................................................... 1,057
Net change in unrealized appreciation (depreciation) ............................................ 43,703
Net realized and unrealized gain (loss) ............................................................ (6,877,838)
Net increase (decrease) in net assets resulting from operations .......................................... $4,408,577

Franklin Limited Duration Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Limited Duration Income Trust
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,286,415 $22,861,338
Net realized gain (loss) ................................................. (6,921,541) (6,948,373)
Net change in unrealized appreciation (depreciation) ........................... 43,703 1,166,400
Net increase (decrease) in net assets resulting from operations ................ 4,408,577 17,079,365
Distributions to shareholders .............................................. (14,909,583) (21,327,755)
Distributions to shareholders from tax return of capital ........................... — (8,491,411)
Total distributions to shareholders .......................................... (14,909,583) (29,819,166)
Net increase (decrease) in net assets ................................... (10,501,006) (12,739,801)
Net assets:
Beginning of period ..................................................... 267,660,708 280,400,509
End of period .......................................................... $257,159,702 $267,660,708

Franklin Limited Duration Income Trust
Financial Statements
Statement of Cash Flows
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Limited
Duration Income
Trust
Increase (Decrease) in Cash:
Cash flows from operating activities:
Net increase in net assets resulting from operating activities ..............................................
$4,408,577
Adjustments to reconcile net increase in net assets resulting from operating activities to net cash provided by operating activities:
Purchases of long-term investments .............................................................
(328,450,148)
Sales and maturities of long-term investments ......................................................
330,427,747
Net purchases of short-term investments .........................................................
(2,370,089)
Realized gain on foreign currency transactions .....................................................
(4,220)
Net accretion of discount ......................................................................
(713,457)
Reinvested dividends from non-controlled affiliates ..................................................
(198,586)
Interest received in the form of securities ..........................................................
(180,826)
Decrease in dividends and interest receivable and other assets .........................................
118,587
Increase in receivable for investment securities sold .................................................
(597,184)
Decrease in interest payable ...................................................................
(123,879)
Decrease in payable to affiliates, accrued expenses, and other liabilities ..................................
(100,351)
Increase in payable for investment securities purchased ..............................................
2,876,041
Net realized loss on investments ................................................................
6,930,402
Change in net unrealized appreciation (depreciation) of investments .....................................
(53,771)
Net cash provided by operating activities
*
............................................................
11,968,843
Cash flows from financing activities:
Cash distributions to shareholders ...............................................................
(14,909,583)
Net cash used in financing activities ................................................................
(14,909,583)
Net decrease in cash ...........................................................................
(2,940,740)
Cash at beginning of period .....................................................................
7,568,292
Cash at end of period ..........................................................................
$4,627,552
*Included in operating expenses is $2,192,152 paid for interest on borrowings.

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Limited Duration Income Trust (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as a closed-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
d. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
1. Organization and Significant Accounting Policies
(continued)
d. Mortgage Dollar Rolls
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded
on the ex dividend date. The Fund employs a managed
distribution policy whereby the Fund will distribute a level distribution amount to shareholders. The Fund intends to
distribute $0.0615 per share monthly. The Fund’s distribution level may be changed by the Board in the future. Under
the policy, the Fund is managed with a goal of generating
as much of the distribution as possible from net investment
income and short-term capital gains. The balance of the
distribution will then come from long-term capital gains to
the extent permitted and, if necessary, a return of capital.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). During the periods ended June 30,
2026 and December 31, 2025, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. During the periods ended June 30, 2026 and year ended
December 31, 2025, there were no shares repurchased.
3. Credit Facility
The Fund participates in a revolving senior secured margin loan agreement (Credit Facility) with The Bank of New York Mellon
(BNYM) pursuant to which the Fund may borrow up to a maximum commitment amount of $100 million. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy.
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Under the terms of the Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund at the applicable rate, pay an annual commitment fee of 0.25% based on the unused portion of the Credit Facility whenever the outstanding borrowings are less than 75% of the commitment amount. Collateral pledged by the Fund associated with outstanding borrowings is held in a segregated account with the Fund’s custodian and the securities are indicated in the
Schedule of Investments.
At June 30, 2026, the Fund had outstanding borrowings of $97,500,000, which approximates fair value, and incurred interest expenses at a rate equal to the Overnight Bank Funding Rate (OBFR) plus 0.80%. The borrowings are categorized as Level 2 within the fair value hierarchy. The average borrowings and the average interest rate for the days with outstanding borrowings during the period ended June 30, 2026, were $97,500,000 and 4.43%, respectively.
4. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.70% per year of the average daily managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Credit Facility and other financial leverage.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
3. Credit Facility
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, paydown losses, payments-in-kind and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$307,238,419 and $309,622,682, respectively.
7. Credit Risk and Defaulted Securities
At June 30, 2026, the Fund had 72.9% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Limited Duration Income Trust
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $7,161,789 $88,654,441 $(86,085,766) $— $— $9,730,464 9,730,464 $198,586
Total Affiliated Securities ... $7,161,789 $88,654,441 $(86,085,766) $— $— $9,730,464 $198,586
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 6,013,762
Long term ................................................................................ 53,545,731
Total capital loss carryforwards ............................................................... $59,559,493
Cost of investments .......................................................................... $392,388,201
Unrealized appreciation ........................................................................ $3,664,966
Unrealized depreciation ........................................................................ (19,429,195)
Net unrealized appreciation (depreciation) .......................................................... $(15,764,229)
4. Transactions with Affiliates
(continued)
c. Investments in Affiliated Management Investment Companies
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June
30, 2026, the aggregate value of these securities was $635,019, representing 0.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At June 30, 2026, unfunded commitments were as follows:
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Borrower Unfunded Commitment
Franklin Limited Duration Income Trust
CoreWeave, Inc. $ 37,537
First Eagle Holdings, Inc. 96,415
Signia Aerospace LLC 7,106
Trilon Group LLC 11,552
US Fertility Enterprises LLC 9,684
$ 162,294
Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
a
Common Stocks :
Metals & Mining ....................... $ — $ 42,760 $ — $ 42,760
Oil, Gas & Consumable Fuels ............. 4,926 118,288 — 123,214
Pharmaceuticals ....................... — 316,562 — 316,562
Software ............................. — — 658 658
7. Credit Risk and Defaulted Securities
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Rights ................................. $ — $ 26,730 $ — $ 26,730
Warrants ............................... — — —
b
—
Corporate Bonds :
Aerospace & Defense ................... — 2,765,039 — 2,765,039
Automobile Components ................. — 4,079,621 — 4,079,621
Automobiles .......................... — 1,095,048 — 1,095,048
Biotechnology ......................... — 1,825,334 — 1,825,334
Broadline Retail ....................... — 1,371,818 — 1,371,818
Building Products ...................... — 1,738,279 — 1,738,279
Capital Markets ........................ — 2,423,940 — 2,423,940
Chemicals ........................... — 3,722,916 —
b
3,722,916
Commercial Services & Supplies ........... — 3,661,775 — 3,661,775
Communications Equipment .............. — 530,833 — 530,833
Construction & Engineering ............... — 399,674 — 399,674
Consumer Finance ..................... — 7,704,189 — 7,704,189
Consumer Staples Distribution & Retail ...... — 716,146 — 716,146
Containers & Packaging ................. — 4,783,860 — 4,783,860
Distributors ........................... — 409,611 — 409,611
Diversified Consumer Services ............ — 493,790 — 493,790
Diversified REITs ...................... — 1,351,919 — 1,351,919
Diversified Telecommunication Services ..... — 8,518,117 — 8,518,117
Electric Utilities ........................ — 3,241,124 — 3,241,124
Electrical Equipment .................... — 1,287,972 — 1,287,972
Electronic Equipment, Instruments &
Components ........................ — 966,590 — 966,590
Energy Equipment & Services ............. — 4,414,676 — 4,414,676
Entertainment ......................... — 2,500,884 — 2,500,884
Financial Services ...................... — 6,483,914 — 6,483,914
Food Products ........................ — 2,053,153 — 2,053,153
Ground Transportation .................. — 1,061,505 — 1,061,505
Health Care Equipment & Supplies ......... — 1,114,447 — 1,114,447
Health Care Providers & Services .......... — 5,839,878 — 5,839,878
Health Care REITs ..................... — 1,994,683 — 1,994,683
Health Care Technology ................. — 941,584 — 941,584
Hotel & Resort REITs ................... — 1,600,876 — 1,600,876
Hotels, Restaurants & Leisure ............. — 10,459,307 — 10,459,307
Household Durables .................... — 4,461,037 — 4,461,037
Household Products .................... — 193,745 — 193,745
Independent Power and Renewable Electricity
Producers .......................... — 3,199,284 — 3,199,284
Insurance ............................ — 1,198,462 — 1,198,462
IT Services ........................... — 2,184,493 — 2,184,493
Machinery ............................ — 2,939,210 — 2,939,210
Media ............................... — 9,961,202 — 9,961,202
Metals & Mining ....................... — 4,553,969 — 4,553,969
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 804,750 — 804,750
Oil, Gas & Consumable Fuels ............. — 13,772,735 — 13,772,735
Paper & Forest Products ................. — 373,687 — 373,687
Passenger Airlines ..................... — 296,033 — 296,033
Personal Care Products ................. — 969,666 — 969,666
Pharmaceuticals ....................... — 210,342 — 210,342
Professional Services ................... — 431,299 — 431,299
Real Estate Management & Development .... — 1,219,555 — 1,219,555
9. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2026, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Semiconductors & Semiconductor Equipment . $ — $ 384,194 $ — $ 384,194
Software ............................. — 2,523,998 — 2,523,998
Specialized REITs ...................... — 2,895,875 — 2,895,875
Specialty Retail ........................ — 1,385,718 — 1,385,718
Technology Hardware, Storage & Peripherals . — 560,105 — 560,105
Textiles, Apparel & Luxury Goods .......... — 824,270 — 824,270
Trading Companies & Distributors .......... — 2,399,162 — 2,399,162
Wireless Telecommunication Services ....... — 3,329,565 1,126 3,330,691
Senior Floating Rate Interests ............... — 92,794,596 — 92,794,596
Marketplace Loans ....................... — — 46,044,198 46,044,198
Asset-Backed Securities ................... — 20,718,562 — 20,718,562
Mortgage-Backed Securities ................ — 53,808,517 — 53,808,517
Municipal Bonds ......................... — 391,727 — 391,727
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 9,730,464 — — 9,730,464
Total Investments in Securities ........... $9,735,390 $320,842,600
c
$46,045,982 $376,623,972
Other Financial Instruments:
Unfunded Loan Commitments .............. $— $1,416 $— $1,416
Total Other Financial Instruments ......... $— $1,416 $— $1,416
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $42,760, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Software .......... $ 4,826 $ — $ — $ — $ — $ — $ — $ (4,168) $ 658 $ (4,168)
Warrants :
Metals & Mining ..... —
d
— — — — — — — —
d
—
Corporate Bonds :
Chemicals ........ —
d
— — — — — — — —
d
—
Oil, Gas & Consumable
Fuels .......... —
d
— —
d
— — — (678,023) 678,023 — —
Wireless
Telecommunication
Services ........ 1,126 — — — — 552 — (552) 1,126 (552)
Senior Floating Rate
Interests :
Specialty Retail ..... 82,577 — — — (82,577) — — — — —
9. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2026, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Limited Duration Income Trust (continued)
Assets: (continued)
Investments in Securities: (continued)
Marketplace Loans :
Financial Services ... $ 47,946,434 $ 14,488,677 $ (15,774,750) $ — $ — $ — $ 189,478 $ (805,641) $ 46,044,198 $ (968,782)
Escrows and Litigation
Trusts : —
d
—
d
— — — — — — —
d
—
Total Investments in
Securities ............ $48,034,963 $14,488,677 $(15,774,750) $— $(82,577) $552 $(488,545) $(132,338) $46,045,982 $(973,502)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount/Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services
.............
$46,044,198 Discounted cash flow Loss-adjusted
discount rate
2.0% - 14.6%
(10.2%)
Decrease
Projected loss rate 0.5% - 91.7%
(16.7%)
Decrease
All Other Investments
.............
1,784
c,d
Total
..........................
$46,045,982
a
Weighted based on the relative fair value of the financial instruments .
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs .
d
Includes financial instruments determined to have no value .
9. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. Distributions Subsequent to June 30, 2026
The following distributions have been declared by the Fund’s Board and are payable subsequent to the period end of this report.
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Record Date  Payable Date Amount
7/24/2026 7/31/2026 $0.0615
8/24/2026 8/31/2026 $0.0615
9/23/2026 9/30/2026 $0.0615
Cu r rency
USD
United States Dollar
Selected Portfolio
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IBOR
Interbank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Limited Duration Income Trust
Tax Information (unaudited)
1
franklintempleton.com
Semiannual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended June 30, 2026:
Pursuant to: Amount Reported

Franklin Limited Duration Income Trust

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Semiannual Report
Important Information to Shareholders (unaudited)
Share Repurchase Program
The Fund’s Board has authorized the Fund to repurchase
up to 10% of the Fund’s outstanding shares in open-market
transactions, at the discretion of management.
In exercising its discretion consistent with its portfolio
management responsibilities, the Investment Manager will
take into account various other factors, including, but not
limited to, the level of the discount, the Fund’s performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, Federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s 10% threshold
is reached, no further repurchases could be completed until
authorized by the Board. Until the 10% threshold is reached,
Fund management will have the flexibility to commence
share repurchases if and when it is determined to be
appropriate in light of prevailing circumstances.
In the Notes to Financial Statements section, please
see note 2 (Shares of Beneficial Interest) for additional
information regarding shares repurchased.
Managed Distribution Plan
The Board has implemented a managed distribution plan
where the Fund distributes a level distribution amount
to shareholders. The Fund intends to make monthly
distributions to shareholders at the fixed rate of $0.0615
per share. Management will generally distribute amounts
necessary to satisfy the Fund’s plan and the requirements
prescribed by excise tax rules and Subchapter M of the
Internal Revenue Code. The plan is intended to provide
shareholders with a consistent distribution each month and
is intended to narrow the discount between the market price
and the NAV of the Fund’s common shares, but there is no
assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that
sufficient investment income is not available on a monthly
basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s
investment performance from the amount of the Fund’s
distributions or from the terms of the Fund’s managed
distribution plan.
The Board may amend the terms of the plan or terminate
the plan at any time. The amendment or termination of the
plan could have an adverse effect on the market price of
the Fund’s common shares. The plan will be subject to the
periodic review by the Board, including a yearly review of
the annual minimum fixed rate to determine if an adjustment
should be made.
In compliance with Rule 19a-1 of the Investment Company
Act of 1940, shareholders will receive a notice that details the source of income for each dividend such as net
investment income, gain from the sale of securities and
return of principal. However, determination of the actual
source of the Fund’s dividend can only be made at year-end.
The actual source amounts of all Fund dividends will be
included in the Fund’s annual or semiannual reports.
In addition, the tax treatment may differ from the
accounting treatment used to calculate the source of the
Fund’s dividends as shown on shareholders’ statements.
Shareholders should refer to their Form 1099-DIV for
the character and amount of distributions for income tax
reporting purposes. Since each shareholder’s tax situation is unique, it may be advisable to consult a tax advisor as to the appropriate treatment of Fund distributions.

Franklin Limited Duration Income Trust
Annual Meeting of Shareholders: October 2, 2025 (unaudited)

franklintempleton.com
Semiannual Report
The Annual Meeting of Shareholders of Franklin Limited Duration Income Trust (the “Fund”) was held at the Fund’s offices,
300 S.E. 2nd Street, Fort Lauderdale, Florida, on October 2, 2025. The purpose of the meeting was to elect two Trustees of the Fund. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Fund: Harris J.
Ashton and Edith E. Holiday.* No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of two Trustees:
The Fund is not aware of broker non-votes received with respect to this item.
*
Terrence J. Checki, Mary C. Choksi, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig, Larry D. Thompson, and Valerie M.
Williams are Trustees of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders
.
Term Expiring 2028 For
% of
Outstanding
Shares
% of
Shares
Present Withheld
% of
Outstanding
Shares
% of
Shares
Present
Harris J. Ashton
..............
Edith E. Holiday
.............
32,652,376
31,937,176
80.81%
79.04%
97.07%
94.95%
984,522
1,699,723
2.44%
4.21%
2.93%
5.05%

Franklin Limited Duration Income Trust

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Semiannual Report
Dividend Reinvestment and Cash Purchase Plan (unaudited)
The Fund’s Dividend Reinvestment Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions (Distributions) in shares of the Fund. Computershare Trust Company, N.A. (Plan Agent), P.O. Box 43006
Providence, RI 02940-3078, acts as your Plan Agent in administering the Plan. The Agent will open an account for you under the Plan in the same name as your outstanding shares are registered.
You are automatically enrolled in the Plan unless you elect to receive Distributions in cash. If you own shares in your own name, you should notify the Agent, in writing, if you wish to receive Distributions in cash.
If the Fund declares a Distribution, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund purchased on your behalf by the Agent. If on the payment date for a Distribution, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions, the Agent shall receive newly issued shares, including fractions, from the Fund for your account. The number of additional shares to be credited shall be determined by dividing the dollar amount of the Distribution by the greater of the net asset value per share on the payment date, or 95% of the then current market price per share.
If the net asset value per share exceeds the market price plus estimated brokerage commissions on the payment date for a Distribution, the Agent (or a broker-dealer selected by the Agent) shall try, for a purchase period of 30 days, to apply the amount of such Distribution on your shares (less your pro rata share of brokerage commissions incurred) to purchase shares on the open market. The weighted average price (including brokerage commissions) of all shares it purchases shall be your allocated price per share. If, before the Agent has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares as of the payment date, the purchase price the Agent paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if such Distribution had been paid in shares issued by the Fund. Participants should note that they will not be able to instruct the Agent to purchase shares at a specific time or at a specific price. The Agent may make open-market purchases on any securities exchange where shares are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine.
The market price of shares on a particular date shall be the last sales price on NYSE MKT, or, if there is no sale on the exchange on that date, then the mean between the closing bid and asked quotations on the exchange on such date. The net asset value per share on a particular date shall be the amount most recently calculated by or on behalf of the Fund as required by law.
The Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Agent’s negligence, bad faith, or willful misconduct or that of its employees. Your uninvested funds held by the Agent will not bear interest. The Agent shall have no responsibility for the value of shares acquired. For the purpose of cash investments, the Agent may commingle your funds with those of other participants in the same Fund.
There is no direct charge to participants for reinvesting Distributions, since the Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. If you elect by notice to the Agent to have it sell part or all of your shares and remit the proceeds, the Agent will deduct brokerage commissions from the proceeds. The automatic reinvestment of Distributions does not relieve you of any taxes that may be payable on Distributions. In connection with the reinvestment of Distributions, shareholders generally will be treated as having received a Distribution equal to the cash Distribution that would have been paid.
The Agent will forward to you any proxy solicitation material and will vote any shares so held for you first in accordance with the instructions set forth on proxies you return to the Fund, and then with respect to any proxies you do not return to the Fund in the same portion as the Agent votes proxies the participants return to the Fund.

Franklin Limited Duration Income Trust
Dividend Reinvestment and Cash Purchase Plan (unaudited)

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Semiannual Report
As long as you participate in the Plan, the Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you. Upon your written request, the Agent will deliver to you, without charge, a certificate or certificates for the full shares. The Agent will send you a confirmation of each acquisition made for your account as soon as practicable, but not later than 60 days after the acquisition date. Although from time to time you may have an undivided fractional interest in a share of the Fund, no certificates for a fractional share will be issued. Distributions on fractional shares will be credited to your account. If you terminate your account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of shares at the time of termination.
You may withdraw from the Plan at any time, without penalty, by notifying the Agent in writing at the address above or by telephone at (888) 888-0151. Such termination will be effective with respect to a Distribution if the Agent receives your notice prior to the Distribution record date. The Agent or the Fund may terminate the Plan upon notice to you in writing mailed at least 30 days prior to any record date for the payment of any Distribution. Upon any termination, the Agent will issue, without charge, stock certificates for all full shares you own and will convert any fractional shares you hold at the time of termination to cash at current market price and send you a check for the proceeds.
The Fund or the Agent may amend the Plan. You will receive written notice at least 30 days before the effective date of any amendment.

Franklin Limited Duration Income Trust
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
(unaudited)
FRANKLIN LIMITED DURATION INCOME TRUST
(Fund)
At an in-person meeting held on April 14, 2026 (Meeting),
the Board of Trustees (Board) of the Fund, including a
majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel to consider the
renewal of the Management Agreement.
In considering the continuance of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters, and then met with
management to request additional information that the
Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors
it deemed relevant in approving the continuance of the
Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined, through the exercise of
its business judgment, that the terms of the Management
Agreement are fair and reasonable and that the continuance
of the Management Agreement is in the best interests of the
Fund and its shareholders. While attention was given to all
information furnished, the following discusses some primary
factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board acknowledged FT’s regular
updates to the Board on strategic initiatives, ongoing
attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund
lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation
of additional blockchain-compatible money market funds,
and sharpening of its active, income-oriented offerings,
along with the impact on FT of team integrations and staff
reductions. The Board noted that, in 2016, it had authorized an open-market share repurchase program pursuant to
which the Fund may purchase, from time to time, up to 10%
of the Fund’s common shares in open-market transactions,
at the discretion of management. The Board also noted that,
effective January 1, 2024, the Board authorized a managed
distribution plan pursuant to which the Fund distributes a
level distribution amount to shareholders.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton,
Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business.
The Board further noted FTI’s continued reassessment
of fund offerings in response to FT acquisitions and the
market environment, FTI’s focus on technology-driven

Franklin Limited Duration Income Trust
Shareholder Information

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Semiannual Report
transformation, expansion of its private market investment
capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2025. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with
portfolio managers at Board meetings throughout the year.
A summary of the Fund’s performance results is below.
Such results are based on net asset value without regard to
market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all leveraged closed-end general bond funds. The Board
noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of
its Performance Universe. The Board also noted that the
Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of the Fund’s
Performance Universe. The Board discussed the Fund’s
performance with management and management explained
that the Performance Universe consisted of a diverse group
of funds invested in a wide range of asset classes, a majority of which did not share the same limited duration focus as the
Fund. Management further explained that agency mortgage-
backed securities, which is one of the Fund’s core asset
classes, adversely impacted the Fund’s annualized total
return and that the Fund is maintaining its mortgage-backed
securities exposure near the low end of the allowable range.
Management also explained that the Fund’s investments in
marketplace loans provided attractive income. The Board
further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment
objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given
these attributes. The Board also noted that the Fund’s one-, three- and five-year annualized income return was above
10.00% and in the first quintile (best) of its Performance
Universe and that the Fund’s annualized total return,
although below the median of its Performance Universe for
each period, was positive for each period and 6.35% for
the one-year period. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges (as applicable) and for comparative
consistency, was shown for the Fund and for each other fund
in the Expense Group. The Board received a description of
the methodology used by Broadridge to select the mutual
funds included in the Expense Group.
The Expense Group for the Fund included the Fund and
seven other general bond funds. The Board noted that,
based on common assets, the Management Rate was
below the median of its Expense Group and the actual
total expense ratio for the Fund was above the median
and in the third quintile of its Expense Group. The Board
discussed the above median actual total expense ratio with
management and management explained that it evaluates
the Management Rate and the total expense ratio based on
common assets as well as managed assets (common and
leveraged assets). Management further explained that the
Fund’s actual total expense ratio based on common assets
was above the Expense Group median due to the Fund’s
above median non-management expenses that included
fees the Fund pays for its investment in marketplace loans.

Franklin Limited Duration Income Trust
Shareholder Information

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Semiannual Report
Management also explained that the Fund was the only fund
in the Expense Group that invested in marketplace loans.
The Board concluded that the Management Rate charged to
the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2025, being the most recent fiscal year-
end for FTI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that an independent registered public accounting firm has
been engaged by the Manager to periodically review and
assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s ability
to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open-end
fund whose size increases as a result of the continuous sale of its shares. A closed-end fund, such as the Fund, does
not continuously offer shares, and growth following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While believing economies
of scale to be less of a factor in the context of a closed-end fund, the Board believes at some point an increase in size
may lead to economies of scale that would be shared with
the Fund and its shareholders and intends to monitor future
growth of the Fund accordingly. The Board considered the
Manager’s view that any analyses of potential economies
of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the
Manager incurs across the FT family of funds as a whole.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuance of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Limited Duration Income Trust
Shareholder Information

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Semiannual Report
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

FTF S 08/26
© 2026 Franklin Templeton Investments. All rights reserved.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Limited Duration Income Trust
Investment Manager Transfer Agent
Franklin Advisers, Inc.
(800) DIAL BEN
®
/
342-5236
Computershare
150 Royall St., Suite 101
Canton, MA 02021
Toll Free Number: 888-888-0151
International Phone Number:
781-575-2879
www.computershare.com

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANY.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Limited Duration Income Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 28, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 28, 2026